UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	August 31, 2019

Date of reporting period:	August 31, 2019

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Institutional, J, & R Share Classes
Annual Report
August 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the
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Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 2
Blue Chip Fund 3
Bond Market Index Fund 4
Diversified Real Asset Fund 5
EDGE MidCap Fund 6
Global Multi-Strategy Fund 7
Global Opportunities Fund 8
International Equity Index Fund 9
International Small Company Fund 10
Opportunistic Municipal Fund 11
Origin Emerging Markets Fund 12
Small-MidCap Dividend Income Fund 13
Spectrum Preferred and Capital Securities Income Fund 14
SystematEx International Fund 15
Financial Statements 16
Notes to Financial Statements 49
Schedules of Investments 79
Financial Highlights (includes performance information) 220
Report of Independent Registered Public Accounting Firm 238
Shareholder Expense Example 240
Supplemental Information 242

Economic & Financial Market Review
More than 30 central banks have sliced interest rates this year, from Botswana to New Zealand to China, with more cuts coming. At Jackson
Hole, Federal Reserve (Fed) Chair Jerome Powell ditched language about a “mid-cycle adjustment” in fed funds, indicating that policy would adapt to incoming data, while noting that prior weeks had been “eventful.” Under pressure from negative interest rates, bank stock indices in
Europe and Japan are plummeting to 20-year lows. A robust U.S. dollar is putting pressure on Argentina and other emerging markets. Still, an encouraging Presidential tweet or lack of Chinese retaliation can turn a vicious down day into a surging rally.
Signs of progress are popping up. The six regional U.S. manufacturing company surveys upgraded in August with five showing expansion versus only two in July. Bank loans are rising. Second quarter corporate profits jumped 5.1% and are now up 2.2% over the prior year, no longer a recession indicator. Consumer spending is robust, up 2.7% over last year and appears on track for a strong gain this quarter. Gas prices are falling, helping budgets. The household saving rate is 7.7%; balance sheets are in fine shape.
Even in beleaguered Europe, where the business confidence shock was the worst, data is trending modestly positive. The European Economic
Sentiment Indicator rose a few ticks. The composite Eurozone business survey rose in August to a decent 51.8, still above a January low. The drop in the jobless rate to a decade low 7.5% has been broad-based. Asian Emerging Markets may also be on the mend with better export and production data, especially in Singapore, South Korea, and Taiwan. Mainland China business surveys for August improved for both services and manufacturing and are trending modestly higher. Global companies most exposed to China are outperforming. Local Chinese equity indices had better returns in August than major U.S. indices. In Japan, the economy has been struggling ahead of the scheduled October rise in the Value-Added-Tax. The U.S. and Japan will formally sign a trade agreement at the end of September, which should be positive for both signatories.
The most disturbing feature of the year to date has been the relentless nose-dive in long-term safe-haven bond yields. From a peak of 2.8%
last January, yields on 10-year U.S. treasury bonds ended August at 1.5%. Similar maturity German bund yields plummeted from 0.3% to
0.7%. Long-bond yields are too low even for the current environment, but they will likely not advance without clear evidence of a pickup in growth. August was an ugly month for investors who were not overweight defensive stocks or mostly in bonds. Beyond that, government bond yields are surely tracing out a trough that will hold into 2021. Inflation has been weak this year as world growth slowed the last
18 months. Any recovery would push inflation higher. Regarding equities, most world stock indices are ahead for the year, thanks to the turnaround in central bank intentions and the collapse in interest rates.
*All data cited from Bloomberg unless otherwise stated and commentary from August 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist..

Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months.
Institutional and Class R shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Blue Chip Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Blue Chip Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The fund invests in securities of foreign companies.
TransDigm, a supplier of an extensive collection of airplane components led by a highly respected management team, contributed as this year TransDigm declared its largest special dividend a result of continued impressive operations. American Tower, which owns over 100,000 cell phone towers globally and leases antenna space on these towers to wireless service providers, contributed due to shares increasing in value over the last year as the carriers prepare for a buildout of 5G. MasterCard, which provides transaction processing and other payment-
related services around the world, contributed as it is especially well positioned in fast growing markets outside the United States. Microsoft, a company with a highly profitable enterprise customer and a sticky business due to substantial switching costs, contributed as the business continues to perform well on all fronts, with significant growth in revenue and operating income. Visa, a dominant company in the global electronic payments market and the leader in credit card transactions and accounting for nearly three-fourths of debit card transactions in recent years, contributed as transaction volume continues to grow. Amazon, an e-commerce company, which sells a wide variety of products globally, detracted. NVIDIA, the leading manufacturer of graphics processing units (GPUs) used primarily for gaming applications, detracted due to excess inventory from GPUs being used for crypto mining, as that boom turned to bust. Charles Schwab, an asset gatherer that earns fees and commissions by providing securities brokerage, banking, asset management, and related financial services to individuals and institutional clients, detracted mainly due to concerns about lower interest rates. CarMax, the largest used car retailer in the United States with more than 170 locations, detracted. Alphabet, whose core Google business has tremendous advantages and other businesses such as
YouTube have continued to grow swiftly, detracted in part due to concerns over potential regulatory scrutiny.
Value of a $10,000 Investment* June 14, 2012 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 12.82% 14.88% 16.64% 9/11/17 6/14/12
Including Sales Charge 11.82% 14.88% 16.64%
Institutional Shares 13.09% 15.23% 17.02% 6/14/12 –
R-3 Shares 12.58% 14.62% 16.38% 3/29/16 6/14/12
R-4 Shares 12.78% 14.85% 16.60% 3/29/16 6/14/12
R-5 Shares 12.92% 14.99% 16.74% 3/29/16 6/14/12
R-6 Shares 13.22% 15.25% 17.00% 1/3/17 6/14/12
*Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Bond Market Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Bond Market Index Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg Barclays U.S. Aggregate Bond Index (the "index")
at the time of purchase. The index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
The slightly higher allocation compared to the index weight to investment grade corporate bonds contributed. Security specific impacts within mortgage-backed securities contributed. Security specific impacts within U.S. Treasury securities contributed. Duration positioning detracted as it was slightly short of the index at times due to investor flows as interest rates decreased. Slightly lower allocation compared to index weight to mortgage-backed securities detracted. There was a slight drag due to portfolio cash holdings to buffer investor flows.
Value of a $10,000 Investment* December 30, 2009 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 9.38% 2.51% 2.94% 3/16/10 12/30/09
Including Sales Charge 8.38% 2.51% 2.94%
Institutional Shares 9.92% 3.24% 3.64% 12/30/09 –
R-1 Shares 8.99% 2.13% 2.63% 12/30/09 –
R-2 Shares 9.18% 2.25% 2.76% 12/30/09 –
R-3 Shares 9.41% 2.44% 2.95% 12/30/09 –
R-4 Shares 9.82% 2.69% 3.17% 12/30/09 –
R-5 Shares 9.67% 2.75% 3.26% 12/30/09 –
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Diversified Real Asset Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: BlackRock Financial Management, Inc.; BNP PARIBAS ASSET MANAGEMENT USA, Inc.; Credit Suisse Asset Management, LLC; Delaware Investments
Fund Advisers; Mellon Investments Corporation; Pictet Asset Management SA; Principal Real Estate Investors, LLC; RARE Infrastructure (North America) Pty Limited;
Symphony Asset Management LLC; Tortoise Capital Advisors L.L.C.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Real Asset Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80%
of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It seeks to achieve its investment objective by allocating its assets among general investment categories related to real assets and real asset companies
(which include tangible assets and investments that are expected to perform well in periods of rising or high inflation).
Allocation to and selection within global real estate investment trusts (REITs) contributed to both relative and absolute performance.
Stock selection within the United States and United Kingdom strongly contributed. The allocation to and manager selection within global infrastructure (particularly RARE) contributed due to its selection within electric utilities. Allocation in independent power and renewable energy producers also contributed from an absolute returns perspective. Allocation towards homebuilders within timber also strongly contributed. Asset allocation overall was a contributor. Main drivers within asset allocation were the overweight of 3% to infrastructure and an underweight of 4% to commodities. Style selection within infrastructure, natural resources, and real return was the primary yearly detractor. Within infrastructure MLPs (master limited partnerships) underperformed the broader global infrastructure universe. Within natural resources timber underperformed the broader global natural resources universe and within real return bank loans underperformed
U.S. TIPS. Manager performance within commodities and MLPs was another primary detractor. Within commodities, manager selection was also weak within industrial metals as well as agriculture from an absolute return basis. MLPs' detraction came primarily from selection within natural gas pipelines and crude oil pipelines. Allocations to gathering and processing and underweights to refined products pipelines also were key in the manger underperformance. Finally, from an asset allocation perspective, the underweight to natural resources and overweight to real return over the past year detracted.
Value of a $10,000 Investment* March 16, 2010 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares -0.83% -0.94% 3.52% 3/16/10 –
R-3 Shares -1.27% -1.44% 2.99% 3/29/16 3/16/10
R-4 Shares -1.13% -1.24% 3.20% 3/29/16 3/16/10
R-5 Shares -0.92% -1.10% 3.33% 3/29/16 3/16/10
R-6 Shares -0.68% -0.89% 3.54% 12/31/14 3/16/10
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

EDGE MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
EDGE MidCap Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in foreign securities and real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics.
Fair Isaac Corp. contributed, reporting strong revenue growth and increasing its full-year guidance. Chipotle Mexican Grill benefited from improved results and favorable investor response to its new CEO's vision for the brand and path for restaurant level margins to get back to the low 20s. Teleflex Incorporated contributed due to strong revenue growth and continued margin improvement, led by its UroLift product in particular. Cimarex Energy underperformed as gas prices remained low and investors were concerned that takeaway capacity would not be sufficient for Permian Basin production. Energizer Holdings underperformed despite positive battery trends as regulators required the company to unfavorably amend the terms of its purchase of Spectrum's battery and lighting business and announced that it would take on leverage and raise capital to purchase Spectrum's auto care business. H.B. Fuller Company lagged as the company tweaked guidance lower as revenues and earnings were slightly below consensus and investors remained concerned about weakness in its end markets.
Value of a $10,000 Investment* September 28, 2015 - August 31, 2019
1-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares 2.47% 13.30% 9/28/15 –
R-6 Shares 2.56% 13.52% 1/3/17 9/28/15
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Global Multi-Strategy Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Finisterre Capital LLP; Graham Capital Management, L.P.; Gotham Asset Management, LLC; KLS Diversified Asset Management LP;
Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, INC.; Sound Point Capital Management, LP;
Wellington Management Company LLP; York Registered Holdings, L.P.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Global Multi-Strategy Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility.
The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.
Seven of the nine sleeves were positive. The emerging markets credit sleeve sub-advised by Finisterre was the top contributor with gains coming from long positions in credit and currency in Brazil, longs in Ukraine's external debt, and local currency positions in Egypt. The macro sleeve sub-advised by Graham also contributed strongly as fixed income positions, currencies, and commodities performed well.
The market neutral sleeve, sub-advised by KLS, contributed with strong performance coming from commercial mortgage-backed securities
(CMBS), government-sponsored enterprise (GSE) credit, and relative value sovereign debt strategies in rates. The event driven sleeve, sub-advised by York, gained as positions in special situations and merger arbitrage strategies contributed. The equity long/short sleeve, sub-
advised by LA Capital, benefited from an overweight to higher-quality companies with strong profitability. The credit sleeve sub-advised by Loomis Sayles generated positive returns from exposures to securitized assets, investment grade corporate bonds, and bank loans. The equity long/short sleeve sub-advised by Wellington also contributed with positive results coming from U.S. beta management, the U.S. All
Cap strategy, and the Japan beta management portfolio. The credit sleeve sub-advised by Sound Point detracted as core long positions in an oil and gas exploration company, a German bank, and a casino operator weighed on performance. The multi-strategy sleeve sub-advised by
AQR detracted as the equity market neutral and long/short equity strategies weighed on performance.
Value of a $10,000 Investment* October 24, 2011 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares 2.24% 2.29% 3.18% 10/24/11 –
R-6 Shares 2.28% 2.31% 3.18% 6/12/17 10/24/11
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.
** Effective December 31, 2018, the Fund’s primary benchmark changed from HFRI Funds-of-Funds Composite Index to the HFRX Global Hedge Fund Index because the latter index more closely aligns with the investment approach and structure of the Fund.

Global Opportunities Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Global Opportunities Fund seeks long-term growth of capital. Under normal market circumstances, the Fund invests in equity securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least ten countries. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Alimentation Couche-Tard, a strong global convenience store operator with upside from achieved synergies and a solid balance sheet contributed. MasterCard, a global payment solutions company, contributed in part due to benefitting from the secular shift away from cash and toward electronic payments. Cisco Systems, Inc., which designs, manufactures, and sells Internet Protocol (IP)-based networking and other products related to the communications and information technology (IT) industry and provide services associated with these products and their use, contributed driven almost exclusively from multiple expansion as investors increasingly appreciate the portfolio shift toward more recurring revenue streams. GVC Holdings, a global B2C online and retail gaming company, detracted due to the lack of identifiable catalysts and regulatory overhangs pressuring its share price. ConocoPhillips, which is engaged in the global exploration, production, transportation, and marketing of crude oil, natural gas, liquefied natural gas, and bitumen, detracted due to weakness stemming from the downward trend in oil prices. Marathon Petroleum, which is the largest U.S. refiner and operates businesses across much of the United States, detracted due to weakness stemming from the downward trend in oil prices.
Value of a $10,000 Investment* December 28, 2012 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Institutional Shares -5.06% 3.68% 7.30% 12/28/12

International Equity Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
International Equity Index Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE NR Index at the time of purchase. The index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the index.
Principal International Equity Index was in line with the MSCI EAFE index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Five of the
11 economic sectors in the index posted positive returns as utilities and consumer staples posted the best returns. Newcrest Mining Limited,
Daiichi Sankyo, and Enel contributed. The energy and financial sectors were the weakest performers. Teva Pharmaceutical Industries,
Danske Bank, and ArcelorMittal detracted.
Value of a $10,000 Investment* December 30, 2009 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares -3.33% 1.62% 4.12% 12/30/09 –
R-1 Shares -4.19% 0.74% 3.21% 12/30/09 –
R-2 Shares -4.09% 0.88% 3.33% 12/30/09 –
R-3 Shares -3.82% 1.06% 3.53% 12/30/09 –
R-4 Shares -3.72% 1.24% 3.73% 12/30/09 –
R-5 Shares -3.50% 1.37% 3.86% 12/30/09 –
R-6 Shares -3.23% 1.61% 4.08% 1/3/17 12/30/09
*Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

International Small Company Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
International Small Company Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency.
Kirkland Lake Gold, a Canadian gold producer, contributed as it continued to deliver higher than expected results due to higher grade production within their Fosterville mine in Australia and also benefitted from a rise in gold prices late in the period. Empire, a Canadian food distributor, contributed due to strong same store sales growth in combination with better-than-expected cost saving realization from their cost savings program, Project Sunrise. Air Canada, the flagship Canadian airline, contributed amid several positive happenings including its loyalty program being taken in-house, good unit revenues, and the proposed acquisition of Transat. PUMA, a German apparel company primarily focused on footwear, contributed driven by the Americas and Europe, the Middle East and Africa region. Mapletree Commercial
Trust, a Singapore real estate investment trust (REIT) with both retail and office properties, contributed due to positive rental increases in both of their segments and the overall interest rate environment. Burford Capital, a British a litigation finance company, detracted following a negative report issued by short seller, Muddy Waters. Enerplus, a Canadian listed oil exploration and production company with operations in North Dakota, the Marcellus Basin, Montana and Canadian Waterfloods, detracted due to the commodity price environment and rising inventory in the United States. The Stars Group, the largest online gaming company, detracted as a combination of regulatory headwind and poor results weighed on the company. Bezeq, the largest telecom company in Israel, detracted as they announced that they would have to significantly write down their investment in Isreali Pay TV provider, YES. GVC, one of the world's leading gaming companies, detracted as the regulatory environment within the UK provided headwinds and the CEO sold a significant number of shares, which weighed on performance.
Value of a $10,000 Investment* June 11, 2014 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares -7.31% 4.48% 3.96% 12/31/14 6/11/14
R-6 Shares -7.20% 4.42% 3.89% 1/3/17 6/11/14
* Extended performance is calculated based on the historical performance of the Fund’s Class A Shares, adjusted for the fees and expenses of the share class shown.

Opportunistic Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Opportunistic Municipal Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors'
capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). It invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. government, its agencies and instrumentalities
("Agency Securities") and exchange-traded funds (ETFs) to gain exposure to the municipal market.
Alimentation Couche-Tard, a strong global convenience store operator with upside from achieved synergies and a solid balance sheet contributed. MasterCard, a global payment solutions company, contributed in part due to benefitting from the secular shift away from cash and toward electronic payments. Cisco Systems, Inc., which designs, manufactures, and sells Internet Protocol (IP)-based networking and other products related to the communications and information technology (IT) industry and provide services associated with these products and their use, contributed driven almost exclusively from multiple expansion as investors increasingly appreciate the portfolio shift toward more recurring revenue streams.
GVC Holdings, a global B2C online and retail gaming company, detracted due to the lack of identifiable catalysts and regulatory overhangs pressuring its share price. ConocoPhillips, which is engaged in the global exploration, production, transportation, and marketing of crude oil, natural gas, liquefied natural gas, and bitumen, detracted due to weakness stemming from the downward trend in oil prices. Marathon
Petroleum, which is the largest U.S. refiner and operates businesses across much of the United States, detracted due to weakness stemming from the downward trend in oil prices.
Value of a $10,000 Investment* June 14, 2012 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares 10.55% 6.35% 5.85% 3/10/15 6/14/12
* Extended performance is calculated based on the historical performance of the Fund’s Class A Shares, adjusted for the fees and expenses of the share class shown.

Origin Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Origin Emerging Markets Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market country (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries.
Industrials was the leading sector to contribute. In particular holdings in Brazil, led by Localiza Rent a Car, were beneficial. Holdings in the consumer discretionary sector provided the second biggest beneficial effect on relative performance. At a country level, overweight to Russia was the outright leader in terms of additive performance, but stock selection within India was also beneficial. Some sectors detracted. The main drag at sector level proved to be the fairly newly-created communication services, led by Chinese social media company Momo Inc and China Mobile. Materials was also marginally detracting, driven predominantly by holdings in Thai names Indorama Ventures and PTT
Global Chemical. At a geographic level, holdings in Thailand and Indonesia proved the most significant detractors from overall performance.
Value of a $10,000 Investment* January 23, 2015 - August 31, 2019
1-Year Since Inception Inception Date
Institutional Shares -4.55% 1.98% 1/23/15
R-6 Shares -4.42% 2.01% 1/23/15

Small-MidCap Dividend Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Small-MidCap Dividend Income Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least
80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of purchase. It invests in the securities of foreign issuers, real estate investment trusts, preferred securities, convertible securities, master limited partnerships, and royalty trusts.
STERIS Plc outperformed due to strong revenue and earnings growth. Additionally, the company guided for healthy organic growth. Medical
Properties Trust, Inc. traded higher as investors looked to improved growth prospects in 2019 as reduced leverage left the company well positioned to execute on its large acquisition pipeline. Teleflex Incorporated outperformed due to strong revenue growth and continued
margin improvement, led by Its UroLift product in particular. Vermilion Energy Inc. underperformed due to poor investor sentiment for
Canadian exploration and production (E&Ps) despite its more diversified global exposure relative to peers. NFI Group Inc. traded lower on concerns about increasing competition and one-time costs that weighed on margins. Adient plc detracted from relative from performance as the market leader in automotive seating struggled through operational headwinds and then unexpectedly announced that it would cut its dividend.
Value of a $10,000 Investment* June 6, 2011 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares -7.54% 6.54% 10.23% 6/6/11 –
R-6 Shares -7.54% 6.57% 10.20% 1/3/17 6/6/11
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Spectrum Preferred and Capital Securities Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Spectrum Preferred and Capital Securities Income Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It concentrates its investments (invests more than 25% of its net assets) in securities in the financial services (i.e., banking, insurance and commercial finance) industry.
Long-term rates have fallen over the past 12 months and spreads have tightened given the markets expectation for rate cuts and quantitative easing from central banks. This has been positive for assets with duration like preferreds. European bank AT1 Coco's have performed strongly this period given their subordination premiums and coupon income in a rallying interest rate environment. Our decision to increase our AT1 Coco holdings over the course of the year has served the portfolio well. Insurance hybrids performed strongly given their longer dated structures. Legacy Tier1 bonds have rallied of late given the possibility of liability management as Tier1 capital will be written to zero by the end of 2021. In an environment where long-term rates were falling, the floating rate paper in the portfolio was a drag on performance.
Investors have soured on floaters given the outlook for rate cuts from the Federal Reserve. High coupon/short call legacy Tier1 bonds specifically from BPCE and Credit Agricole relatively underperformed given their short duration in a falling long -erm rate environment.
The assets in the 1-3 year duration bucket underperformed the remainder of the portfolio that were invested in longer-duration securities given falling rates.
Value of a $10,000 Investment* August 31, 2009 - August 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 7.75% 5.15% 8.22% 12/29/03 –
Including Sales Charge 6.75% 5.15% 8.22%
Institutional Shares 8.12% 5.45% 8.69% 5/1/02 –
R-1 Shares 7.23% 4.61% 7.79% 11/1/04 –
R-2 Shares 7.42% 4.75% 7.93% 6/1/04 –
R-3 Shares 7.58% 4.93% 8.13% 6/1/04 –
R-4 Shares 7.80% 5.12% 8.32% 6/1/04 –
R-5 Shares 7.89% 5.26% 8.46% 6/1/04 –
R-6 Shares 8.12% 5.42% 8.62% 1/3/17 5/1/02
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

SystematEx International Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
SystematEx International Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 3 countries and at least 40% of its net assets in foreign securities. The Fund invests in equity securities of small, medium, and large market capitalization companies and in growth and value stocks.
Overweight to Fortescue Metals Group, a large iron ore producer in Australia, contributed due to the index iron ore price being up year-on-
year and the narrowing discounts for Fortescue's low-grade products as well as Fortescue delivering on cost management. Overweight to
NEC Corp, which engages in the provision of systems, components, services, and integrated solutions for computing and communications applications, contributed due to strong growth in Japanese information technology services investment as well as the airport passenger ID systems using facial recognition technology that are being rolled out in partnership with Star Alliance. Overweight to Enel S.p.A., which operates as a multinational energy company engaged in the distribution of electricity and gas, contributed as the stock saw organic growth acceleration thanks to renewable investments and underpinned by strong cash flow and focus on efficiencies from digital in retail and networks. Overweight to Lloyds Banking Group, a financial services company, which provides a wide range of banking and financial services, detracted. Overweight to Konica Minolta Inc., which engages in the development, manufacture, and sale of multi-functional peripherals, printers, electronic materials, and equipment for health care systems and industries, detracted after reporting negative results and a large slowdown in their core business with a weak outlook. Overweight to Suzuki Motor Corp., which engages in the research, development, design, manufacture, sale, and distribution of motorcycles, passenger cars, commercial vehicles and special machines, detracted as domestic sales were down for mini vehicles, registered vehicles and India shipment volumes.
Value of a $10,000 Investment* September 22, 2015 - August 31, 2019
1-Year Since Inception Inception Date
Institutional Shares -7.37% 4.47% 9/22/15
R-6 Shares -7.29% 4.70% 9/22/15

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
16
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Investment in securities--at cost ..........................................................
$ 3,173,205 $ 2,001,643 $ 3,676,930
Investment in affiliated Funds--at cost ...................................................
$ 14,510 $ 74,643 $ 115,751
Foreign currency--at cost ..................................................................
$ – $ – $ 1,934
Assets
Investment in securities--at value  .......................................................... $ 4,318,726
(b)
$ 2,105,113
(b)
$ 3,693,356
Investment in affiliated Funds--at value .................................................... 14,510 74,643 115,751
Foreign currency--at value .................................................................. – – 1,919
Cash ......................................................................................... – 135 15,770
Deposits with counterparty .................................................................. – – 11,643
Receivables:
Dividends and interest ................................................................. 3,184 11,915 10,993
Expense reimbursement from Manager ............................................... 420 23 170
Expense reimbursement from Distributor ............................................. 2 1 –
Foreign currency contracts ........................................................... – – 11,141
Fund shares sold ....................................................................... 20,581 1,528 3,503
Investment securities sold ............................................................. 1,230 9,534 6,271
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – – 747
Variation margin on futures ........................................................... – – 15,861
Variation margin on swaps ............................................................ – – 335
Total Assets   4,358,653 2,202,892 3,887,460
Liabilities
Accrued management and investment advisory fees ........................................ 2,333 251 2,602
Accrued administrative service fees ........................................................ – 2 –
Accrued distribution fees .................................................................... 204 8 26
Accrued service fees ........................................................................ 3 8 –
Accrued transfer agent fees ................................................................. 228 23 514
Accrued chief compliance officer fees ...................................................... 1 – 1
Accrued directors' expenses ................................................................. 11 6 3
Accrued professional fees ................................................................... 29 38 135
Accrued other expenses ..................................................................... 95 39 182
Deposits from counterparty ................................................................. – 33 1,480
Payables:
Foreign currency contracts ............................................................ – – 11,439
Fund shares redeemed ................................................................. 5,003 2,499 2,758
Investment securities purchased ...................................................... 15,664 73,808 51,068
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 4,054 ) ... – – 5,620
Unrealized loss on unfunded loan commitments ...................................... – – 2
Variation margin on futures ........................................................... – – 20,911
Variation margin on swaps ............................................................ – – 448
Collateral obligation on securities loaned, at value ......................................... 458 2,892 –
Total Liabilities
24,029 79,607 97,189
Net Assets Applicable to Outstanding Shares ............................................
$ 4,334,624 $ 2,123,285 $ 3,790,271
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,068,948 $ 2,003,271 $ 3,945,446
Total distributable earnings (accumulated loss) .............................................
1,265,676 120,014 (155,175)
Total Net Assets
$ 4,334,624 $ 2,123,285 $ 3,790,271

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
17
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 710,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 302,904 N/A $ 54,880
Shares Issued and Outstanding ........................................................ 11,852 4,887
Net Asset Value per share ............................................................. $ 25 .56 $ 11 .23
Maximum Offering Price .............................................................
$ 27 .05 $ 11 .67
Class C : Net Assets .......................................................................... $ 156,734 N/A $ 16,037
Shares Issued and Outstanding ........................................................ 6,426 1,458
Net Asset Value per share .............................................................
$ 24 .39
(c)
$ 11 .00
(c)
Class J : Net Assets .......................................................................... $ 80,050 $ 29,025 N/A
Shares Issued and Outstanding ........................................................ 3,096 2,555
Net Asset Value per share .............................................................
$ 25 .86
(c)
$ 11 .36
(c)
Institutional : Net Assets ..................................................................... $ 725,718 $ 2,056,135 $ 2,388,382
Shares Issued and Outstanding ........................................................ 27,908 177,339 212,217
Net Asset Value per share .............................................................
$ 26 .00 $ 11 .59 $ 11 .25
R-1 : Net Assets .............................................................................. N/A $ 1,169 N/A
Shares Issued and Outstanding ........................................................ 103
Net Asset Value per share .............................................................
$ 11 .36
R-2 : Net Assets .............................................................................. N/A $ 3,546 N/A
Shares Issued and Outstanding ........................................................ 312
Net Asset Value per share .............................................................
$ 11 .37
R-3 : Net Assets .............................................................................. $ 5,913 $ 11,337 $ 113
Shares Issued and Outstanding ........................................................ 231 999 10
Net Asset Value per share .............................................................
$ 25 .59 $ 11 .35 $ 11 .20
R-4 : Net Assets .............................................................................. $ 3,989 $ 5,521 $ 12
Shares Issued and Outstanding ........................................................ 155 485 1
Net Asset Value per share .............................................................
$ 25 .76 $ 11 .39 $ 11 .23
R-5 : Net Assets .............................................................................. $ 6,380 $ 16,552 $ 74
Shares Issued and Outstanding ........................................................ 247 1,449 7
Net Asset Value per share .............................................................
$ 25 .86 $ 11 .42 $ 11 .23
R-6 : Net Assets .............................................................................. $ 3,052,936 N/A $ 1,330,773
Shares Issued and Outstanding ........................................................ 117,226 118,226
Net Asset Value per share .............................................................
$ 26 .04 $ 11 .26
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
18
See accompanying notes.
Amounts in thousands, except per share amounts EDGE MidCap Fund
Global Multi-Strategy
Fund
(a)
Global Opportunities
Fund
Investment in securities--at cost ..........................................................
$ 584,141 $ 1,93 5 , 189 $ 14,908
Investment in affiliated Funds--at cost ...................................................
$ 19,943 $ 151,384 $ 28
Repurchase agreements--at cost ..........................................................
$ – $ 368,248 $ –
Foreign currency--at cost ..................................................................
$ – $ 8 , 304 $ 3
Assets
Investment in securities--at value  .......................................................... $ 675,531
(b)
$ 1,931,708 $ 15,110
(b)
Investment in affiliated Funds--at value .................................................... 19,943 151,384 28
Repurchase agreements--at value ........................................................... – 368,248 –
Foreign currency--at value .................................................................................................... – 8, 189 3
Cash ......................................................................................... – 2, 974 –
Deposits with counterparty .................................................................. – 222, 989 –
Receivables:
Dividends and interest ................................................................. 1,093 12,298 702
Expense reimbursement from Manager ............................................... 73 4 5
Foreign currency contracts ........................................................... – 21,179 –
Fund shares sold ....................................................................... 306 593 10
Investment securities sold ............................................................. – 272,465 286
OTC swap agreements--at value (premiums paid $0, $1,491 and $0) ................ – 6,185 –
Variation margin on futures ........................................................... – 1,841 –
Variation margin on swaps ............................................................ – 142 –
Total Assets   696,946 3,000,199 16,144
Liabilities
Accrued management and investment advisory fees ........................................ 429 1,910 11
Accrued distribution fees .................................................................... 1 32 1
Accrued transfer agent fees ................................................................. 10 102 9
Accrued directors' expenses ................................................................. 3 2 2
Accrued professional fees ................................................................... 26 204 54
Accrued other expenses ..................................................................... 6 92 9
Cash overdraft ............................................................................... – – 3
Deposits from counterparty ................................................................. – 1,208 –
Payables:
Dividends and interest on securities sold short ....................................... – 2,346 –
Foreign currency contracts ............................................................ – 16,041 –
Fund shares redeemed ................................................................. 329 2,910 49
Investment securities purchased ...................................................... 1,211 310,403 19
Options and swaptions contracts written (premiums received $0, $3,547 and $0 ) ... – 4,353 –
Reverse repurchase agreements ....................................................... – 654,098 –
Short sales (proceeds received $0, $662,319 and $0) ................................. – 663,058 –
OTC swap agreements--at value (premiums received $0, $491 and $0) ............. – 2,490 –
Unrealized loss on unfunded loan commitments ...................................... – 6 –
Variation margin on futures ........................................................... – 1,748 –
Variation margin on swaps ............................................................ – 240 –
Collateral obligation on securities loaned, at value ......................................... 995 – 128
Total Liabilities
3,010 1,661,243 285
Net Assets Applicable to Outstanding Shares ............................................
$ 693,936 $ 1,338,956 $ 15,859
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 578,159 $ 1,365,319 $ 15,399
Total distributable earnings (accumulated loss) .............................................
115,777 (26,363) 460
Total Net Assets
$ 693,936 $ 1,338,956 $ 15,859

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
19
See accompanying notes.
Amounts in thousands, except per share amounts EDGE MidCap Fund
Global Multi-Strategy
Fund
(a)
Global Opportunities
Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 1,750,000 550,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 5,587 $ 41,100 $ 6,017
Shares Issued and Outstanding ........................................................ 388 3,862 1,719
Net Asset Value per share ............................................................. $ 14.39 $ 10.64 $ 3.50
Maximum Offering Price .............................................................
$ 15.23 $ 11.05 $ 3.70
Class C: Net Assets .......................................................................... N/A $ 26,585 N/A
Shares Issued and Outstanding ........................................................ 2,579
Net Asset Value per share .............................................................
$ 10.31
(c)
Institutional: Net Assets ..................................................................... $ 34,358 $ 453,013 $ 9,842
Shares Issued and Outstanding ........................................................ 2,383 42,103 2,670
Net Asset Value per share .............................................................
$ 14.42 $ 10.76 $ 3.69
R-6: Net Assets .............................................................................. $ 653,991 $ 818,258 N/A
Shares Issued and Outstanding ........................................................ 45,223 76,102
Net Asset Value per share .............................................................
$ 14.46 $ 10.75
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
20
See accompanying notes.
Amounts in thousands, except per share amounts
International Equity
Index Fund
International Small
Company Fund
Opportunistic
Municipal Fund
Investment in securities--at cost ..........................................................
$ 1,032,771 $ 843,674 $ 134,785
Investment in affiliated Funds--at cost ...................................................
$ 6,107 $ 29,546 $ –
Foreign currency--at cost ..................................................................
$ – $ 1,257 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,088,231
(a)
$ 883,434
(a)
$ 142,399
Investment in affiliated Funds--at value .................................................... 6,107 29,546 –
Foreign currency--at value .................................................................. – 1,257 –
Cash ......................................................................................... – 87 1,036
Deposits with counterparty .................................................................. 283 – –
Receivables:
Dividends and interest ................................................................. 6,676 2,646 1,540
Expense reimbursement from Manager ............................................... 65 6 23
Fund shares sold ....................................................................... 692 200 676
Investment securities sold ............................................................. 979 9,047 1,033
Variation margin on futures ........................................................... 26 – –
Total Assets   1,103,059 926,223 146,707
Liabilities
Accrued management and investment advisory fees ........................................ 229 777 57
Accrued administrative service fees ........................................................ 2 – –
Accrued distribution fees .................................................................... 4 1 11
Accrued service fees ........................................................................ 9 – –
Accrued transfer agent fees ................................................................. 8 9 27
Accrued directors' expenses ................................................................. 2 2 2
Accrued professional fees ................................................................... 63 44 44
Accrued other expenses ..................................................................... 222 72 6
Cash overdraft ............................................................................... 127 – –
Deposits from counterparty ................................................................. – – –
Payables:
Dividends payable ..................................................................... – – 410
Fund shares redeemed ................................................................. 1,144 952 129
Interest expense and fees payable ..................................................... – – 31
Investment securities purchased ...................................................... 838 8,845 4,674
Collateral obligation on securities loaned, at value ......................................... 4,394 19,984 –
Floating rate notes issued ...................................................................
– – 5,428
Total Liabilities
7,042 30,686 10,819
Net Assets Applicable to Outstanding Shares ............................................
$ 1,096,017 $ 895,537 $ 135,888
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,034,375 $ 866,080 $ 128,483
Total distributable earnings (accumulated loss) .............................................
61,642 29,457 7,405
Total Net Assets
$ 1,096,017 $ 895,537 $ 135,888

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
21
See accompanying notes.
Amounts in thousands, except per share amounts
International Equity
Index Fund
International Small
Company Fund
Opportunistic
Municipal Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 300,000 300,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 4,739 $ 53,756
Shares Issued and Outstanding ........................................................ 455 4,775
Net Asset Value per share ............................................................. $ 10 .41 $ 11 .26
Maximum Offering Price .............................................................
$ 11 .02 $ 11 .70
Institutional : Net Assets ..................................................................... $ 50,221 $ 34,866 $ 82,132
Shares Issued and Outstanding ........................................................ 5,107 3,332 7,292
Net Asset Value per share .............................................................
$ 9 .83 $ 10 .46 $ 11 .26
R-1 : Net Assets .............................................................................. $ 588 N/A N/A
Shares Issued and Outstanding ........................................................ 62
Net Asset Value per share .............................................................
$ 9 .50
R-2 : Net Assets .............................................................................. $ 745 N/A N/A
Shares Issued and Outstanding ........................................................ 76
Net Asset Value per share .............................................................
$ 9 .79
R-3 : Net Assets .............................................................................. $ 16,499 N/A N/A
Shares Issued and Outstanding ........................................................ 1,711
Net Asset Value per share .............................................................
$ 9 .64
R-4 : Net Assets .............................................................................. $ 7,466 N/A N/A
Shares Issued and Outstanding ........................................................ 766
Net Asset Value per share .............................................................
$ 9 .75
R-5 : Net Assets .............................................................................. $ 16,948 N/A N/A
Shares Issued and Outstanding ........................................................ 1,733
Net Asset Value per share .............................................................
$ 9 .78
R-6 : Net Assets .............................................................................. $ 1,003,550 $ 855,932 N/A
Shares Issued and Outstanding ........................................................ 102,039 81,371
Net Asset Value per share .............................................................
$ 9 .83 $ 10 .52
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
22
See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Investment in securities--at cost ..........................................................
$ 985,886 $ 2,034,215 $ 4,876
Investment in affiliated Funds--at cost ...................................................
$ 40,635 $ 43,288 $ 53
Assets
Investment in securities--at value  .......................................................... $ 1,054,622
(a)
$ 2,160,155
(a)
$ 5,101
Investment in affiliated Funds--at value .................................................... 40,635 43,288 53
Cash ......................................................................................... 211 – –
Receivables:
Dividends and interest ................................................................. 2,715 4,582 2
Expense reimbursement from Manager ............................................... 141 53 21
Fund shares sold ....................................................................... 103 2,496 –
Investment securities sold ............................................................. – – 75
Prepaid expenses ............................................................................
– – 1
Total Assets   1,098,427 2,210,574 5,253
Liabilities
Accrued management and investment advisory fees ........................................ 1,086 1,427 3
Accrued distribution fees .................................................................... – 132 –
Accrued transfer agent fees ................................................................. 5 513 –
Accrued directors' expenses ................................................................. 6 2 –
Accrued professional fees ................................................................... 31 32 24
Accrued other expenses ..................................................................... 62 89 –
Deposits from counterparty ................................................................. – – –
Payables:
Fund shares redeemed ................................................................. 872 2,473 –
Investment securities purchased ...................................................... – – 95
Collateral obligation on securities loaned, at value ......................................... 141 39,374 –
Total Liabilities
2,203 44,042 122
Net Assets Applicable to Outstanding Shares ............................................
$ 1,096,224 $ 2,166,532 $ 5,131
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,121,190 $ 2,028,492 $ 5,000
Total distributable earnings (accumulated loss) .............................................
(24,966) 138,040 131
Total Net Assets
$ 1,096,224 $ 2,166,532 $ 5,131
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 1,700,000 100,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 2,455 $ 147,402 N/A
Shares Issued and Outstanding ........................................................ 231 10,559
Net Asset Value per share ............................................................. $ 10 .63 $ 13 .96
Maximum Offering Price .............................................................
$ 11 .25 $ 14 .77
Class C : Net Assets .......................................................................... N/A $ 118,135 N/A
Shares Issued and Outstanding ........................................................ 8,550
Net Asset Value per share .............................................................
$ 13 .82
(b)
Institutional : Net Assets ..................................................................... $ 11,710 $ 1,892,406 $ 5,131
Shares Issued and Outstanding ........................................................ 1,119 134,796 500
Net Asset Value per share .............................................................
$ 10 .47 $ 14 .04 $ 10 .26
R-6 : Net Assets .............................................................................. $ 1,082,059 $ 8,589 N/A
Shares Issued and Outstanding ........................................................ 103,299 609
Net Asset Value per share .............................................................
$ 10 .48 $ 14 .10
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
24
See accompanying notes.
Amounts in thousands, except per share amounts
Spectrum Preferred
and Capital Securities
Income Fund(a)
SystematEx
International Fund
Investment in securities--at cost ........................................................................................
$ 5,234,522 $ 57,118
Investment in affiliated Funds--at cost .................................................................................
$ 98,550 $ 386
Investment in affiliated securities--at cost ..............................................................................
$ 115,496 $ –
Assets
Investment in securities--at value  ........................................................................................ $ 5,505,347
(b)
$ 56,137
(b)
Investment in affiliated Funds--at value .................................................................................. 98,550 386
Investment in affiliated securities--at value ............................................................................... 99,772 –
Deposits with counterparty ................................................................................................ 4,549 –
Receivables:
Dividends and interest ............................................................................................... 74,843 445
Expense reimbursement from Manager ............................................................................. 67 8
Expense reimbursement from Distributor ........................................................................... 1 –
Fund shares sold ..................................................................................................... 22,505 –
Investment securities sold ........................................................................................... 2,764 10
Total Assets   5,808,398 56,986
Liabilities
Accrued management and investment advisory fees ...................................................................... 3,367 27
Accrued administrative service fees ...................................................................................... 1 –
Accrued distribution fees .................................................................................................. 577 –
Accrued service fees ...................................................................................................... 2 –
Accrued transfer agent fees ............................................................................................... 933 –
Accrued chief compliance officer fees .................................................................................... 1 –
Accrued custodian fees .................................................................................................... – 7
Accrued directors' expenses ............................................................................................... 4 2
Accrued professional fees ................................................................................................. 48 49
Accrued other expenses ................................................................................................... 143 3
Cash overdraft ............................................................................................................. – 4
Deposits from counterparty ............................................................................................... – –
Payables:
Fund shares redeemed ............................................................................................... 4,914 –
Investment securities purchased .................................................................................... 19,618 –
Options and swaptions contracts written  (premiums received $ 4,701 and $ 0 ) ..................................... 4,516 –
Collateral obligation on securities loaned, at value ....................................................................... 15,032 2
Total Liabilities
49,156 94
Net Assets Applicable to Outstanding Shares ..........................................................................
$ 5,759,242 $ 56,892
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................................................. $ 5,469,689 $ 57,091
Total distributable earnings (accumulated loss) ...........................................................................
289,553 (199)
Total Net Assets
$ 5,759,242 $ 56,892

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
25
See accompanying notes.
Amounts in thousands, except per share amounts
Spectrum Preferred
and Capital Securities
Income Fund(a)
SystematEx
International Fund
Capital Stock (par value: $.01 per share):
Shares authorized .......................................................................................................... 2,200,000 200,000
Net Asset Value Per Share:
Class A : Net Assets ........................................................................................................ $ 732,421 N/A
Shares Issued and Outstanding ...................................................................................... 71,077
Net Asset Value per share ........................................................................................... $ 10 .30
Maximum Offering Price ...........................................................................................
$ 10 .70
Class C : Net Assets ........................................................................................................ $ 469,674 N/A
Shares Issued and Outstanding ...................................................................................... 45,629
Net Asset Value per share ...........................................................................................
$ 10 .29
(c)
Class J : Net Assets ........................................................................................................ $ 45,660 N/A
Shares Issued and Outstanding ...................................................................................... 4,561
Net Asset Value per share ...........................................................................................
$ 10 .01
(c)
Institutional : Net Assets ................................................................................................... $ 3,591,388 $ 268
Shares Issued and Outstanding ...................................................................................... 351,077 28
Net Asset Value per share ...........................................................................................
$ 10 .23 $ 9 .50
R-1 : Net Assets ............................................................................................................ $ 1,024 N/A
Shares Issued and Outstanding ...................................................................................... 101
Net Asset Value per share ...........................................................................................
$ 10 .17
R-2 : Net Assets ............................................................................................................ $ 1,514 N/A
Shares Issued and Outstanding ...................................................................................... 150
Net Asset Value per share ...........................................................................................
$ 10 .11
R-3 : Net Assets ............................................................................................................ $ 2,101 N/A
Shares Issued and Outstanding ...................................................................................... 207
Net Asset Value per share ...........................................................................................
$ 10 .15
R-4 : Net Assets ............................................................................................................ $ 1,397 N/A
Shares Issued and Outstanding ...................................................................................... 138
Net Asset Value per share ...........................................................................................
$ 10 .13
R-5 : Net Assets ............................................................................................................ $ 3,200 N/A
Shares Issued and Outstanding ...................................................................................... 314
Net Asset Value per share ...........................................................................................
$ 10 .18
R-6 : Net Assets ............................................................................................................ $ 910,863 $ 56,624
Shares Issued and Outstanding ...................................................................................... 89,080 5,900
Net Asset Value per share ...........................................................................................
$ 10 .23 $ 9 .60
(a)
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
26
See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 151 $ 2,440 $ 2,095
Dividends ......................................................................................... 32,511 74 83,672
Withholding tax .................................................................................. (577) – (4,444)
Interest ............................................................................................ – 50,919 61,273
Securities lending - net ...........................................................................
3 1 –
Total Income 32,088 53,434 142,596
Expenses:
Management and investment advisory fees ...................................................... 23,519 4,353 31,859
Distribution f ees - Class A ....................................................................... 548 N/A 228
Distribution f ees - Class C ....................................................................... 1,179 N/A 192
Distribution f ees - Class J ........................................................................ 100 41 N/A
Distribution f ees - R-1 ........................................................................... N/A 4 N/A
Distribution f ees - R-2 ........................................................................... N/A 9 N/A
Distribution f ees - R-3 ........................................................................... 16 31 1
Distribution f ees - R-4 ........................................................................... 1 29 –
Administrative service fees - R-1 ................................................................ N/A 3 N/A
Administrative service fees - R-2 ................................................................ N/A 6 N/A
Administrative service fees - R-3 ................................................................ 4 9 –
Administrative service fees - R-4 ................................................................ 1 8 –
Administrative service fees - R-5 ................................................................ 1 2 –
Registration fees - Class A ....................................................................... 61 N/A 16
Registration fees - Class C ....................................................................... 24 N/A 15
Registration fees - Class J ........................................................................ 28 15 N/A
Registration fees - Institutional .................................................................. 103 16 43
Registration fees - R-6 ........................................................................... 41 N/A 47
Service fees - R-1 ................................................................................ N/A 3 N/A
Service fees - R-2 ................................................................................ N/A 7 N/A
Service fees - R-3 ................................................................................ 16 31 –
Service fees - R-4 ................................................................................ 4 72 –
Service fees - R-5 ................................................................................ 16 44 –
Shareholder meeting expense - Class A .......................................................... 16 N/A 34
Shareholder meeting expense - Class C .......................................................... 7 N/A 8
Shareholder meeting expense - Class J .......................................................... 6 6 N/A
Shareholder meeting expense - Institutional ..................................................... 23 – 201
Shareholder meeting expense - R-6 .............................................................. – N/A 28
Shareholder reports - Class A .................................................................... 50 N/A 38
Shareholder reports - Class C .................................................................... 24 N/A 11
Shareholder reports - Class J ..................................................................... 76 63 N/A
Shareholder reports - Institutional ............................................................... 28 4 355
Shareholder reports - R-6 ........................................................................ 14 N/A 172
Transfer agent fees - Class A ..................................................................... 250 N/A 151
Transfer agent fees - Class C ..................................................................... 123 N/A 39
Transfer agent fees - Class J ..................................................................... 65 57 N/A
Transfer agent fees - Institutional ................................................................ 289 35 2,475
Chief compliance officer expenses ............................................................... 5 2 5
Custodian fees .................................................................................... 5 38 271
Directors' expenses ............................................................................... 75 43 77
Professional fees ................................................................................. 37 44 181
Other expenses ................................................................................... 50 16 37
Total Gross Expenses 26,805 4,991 36,484
Less: Reimbursement from Manager ............................................................ 3,036 1,540 1,189
Less: Reimbursement from Manager - Class A .................................................. – N/A 75
Less: Reimbursement from Manager - Class C .................................................. – N/A 39
Less: Reimbursement from Manager - Class J ................................................... – 23 N/A
Less: Reimbursement from Manager - Institutional ............................................. 63 – 1,592
Less: Reimbursement from Manager - R-6 ...................................................... – N/A 165
Less: Reimbursement from Distributor - Class J ................................................ 20 8 N/A
Total Net Expenses 23,686 3,420 33,424
Net Investment Income (Loss) 8,402 50,014 109,172

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
27
See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 185,238 4,821 (33,240)
Foreign currency contracts ....................................................................... – – 2,315
Foreign currency transactions .................................................................... – – (3,245)
Futures contracts ................................................................................. – – (46,076)
Options and swaptions ........................................................................... – – 2,453
Short sales ........................................................................................ – 17 –
Swap agreements ................................................................................. – – (23,286)
Net change in unrealized appreciation/depreciation of:
Investments ....................................................................................... 289,451 138,034 (37,558)
Foreign currency contracts ....................................................................... – – 603
Futures contracts ................................................................................. – – (1,803)
Options and swaptions ........................................................................... – – (2,058)
Swap agreements ................................................................................. – – (3,509)
Translation of assets and liabilities in foreign currencies ........................................ – – (86)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements 474,689 142,872 (145,490)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 483,091 $ 192,886 $ (36,318)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
28
See accompanying notes.
Amounts in thousands EDGE MidCap Fund
(a)
Global Multi-Strategy
Fund
(b)
Global Opportunities
Fund
(c)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 277 $ 6,759 $ 44
Dividends ......................................................................................... 10,084 16,924 1,989
Withholding tax .................................................................................. (18) (1,126) (76)
Interest ............................................................................................ 2 82,014 1
Securities lending - net ...........................................................................
1 – –
Total Income 10,346 104,571 1,958
Expenses:
Management and investment advisory fees ...................................................... 4,800 32,261 836
Distribution fees - Class A ....................................................................... 4 120 15
Distribution fees - Class C ....................................................................... N/A 328 8
Registration fees - Class A ....................................................................... 22 16 17
Registration fees - Class C ....................................................................... N/A 16 6
Registration fees - Institutional .................................................................. 17 26 15
Registration fees - R-6 ........................................................................... 20 25 N/A
Shareholder meeting expense - Class A .......................................................... – 4 2
Shareholder meeting expense - Class C .......................................................... N/A 2 –
Shareholder meeting expense - Institutional ..................................................... 1 26 –
Shareholder meeting expense - R-6 .............................................................. – 7 N/A
Shareholder reports - Class A .................................................................... 6 10 7
Shareholder reports - Class C .................................................................... N/A 8 1
Shareholder reports - Institutional ............................................................... 2 81 –
Shareholder reports - R-6 ........................................................................ – 32 N/A
Transfer agent fees - Class A ..................................................................... 11 63 30
Transfer agent fees - Class C ..................................................................... N/A 46 5
Transfer agent fees - Institutional ................................................................ 23 508 1
Chief compliance officer expenses ............................................................... 1 3 –
Custodian fees .................................................................................... 1 391 38
Directors' expenses ............................................................................... 14 42 7
Dividends and interest on securities sold short .................................................. – 14,266 –
Professional fees ................................................................................. 28 256 78
Short sale fees .................................................................................... – 2,603 –
Other expenses ................................................................................... 7 196 4
Reverse repurchase agreement interest expense .................................................
– 10,774 –
Total Gross Expenses 4,957 62,110 1,070
Less: Reimbursement from Manager ............................................................ 334 821 –
Less: Reimbursement from Manager - Class A .................................................. 36 – 67
Less: Reimbursement from Manager - Class C .................................................. N/A 13 12
Less: Reimbursement from Manager - Institutional ............................................. 16 289 102
Less: Reimbursement from Manager - R-6 ...................................................... – 295 N/A
Total Net Expenses 4,571 60,692 889
Net Investment Income (Loss) 5,775 43,879 1,069

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
29
See accompanying notes.
Amounts in thousands EDGE MidCap Fund
(a)
Global Multi-Strategy
Fund
(b)
Global Opportunities
Fund
(c)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 23,961 788 53,636
Foreign currency contracts ....................................................................... – 10,687 –
Foreign currency transactions .................................................................... (11) (594) (206)
Futures contracts ................................................................................. – 6,421 –
Options and swaptions ........................................................................... – 6,992 –
Short sales ........................................................................................ – 455 –
Swap agreements ................................................................................. – (6,420) –
Net change in unrealized appreciation/depreciation of:
Investments ....................................................................................... (13,123) (45, 744 ) (82,718)
Foreign currency contracts ....................................................................... – 1,386 –
Futures contracts ................................................................................. – 1,838 –
Options and swaptions ........................................................................... – (2,191) –
Short sales ........................................................................................ – 10,400 –
Swap agreements ................................................................................. – (2,027) –
Translation of assets and liabilities in foreign currencies ........................................ – 464 (24)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements 10,827 (17,545) (29,312)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 16,602 $ 26,334 $ (28,243)
(a)
Class A shares commenced operations on December 31, 2018.
(b)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
30
See accompanying notes.
Amounts in thousands
International Equity
Index Fund
International Small
Company Fund
Opportunistic
Municipal Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 145 $ 337 $ –
Dividends ......................................................................................... 38,327 23,029 5
Withholding tax .................................................................................. (3,083) (2,057) –
Interest ............................................................................................ 5 – 5,725
Securities lending - net ...........................................................................
42 70 –
Total Income 35,436 21,379 5,730
Expenses:
Management and investment advisory fees ...................................................... 2,663 9,147 575
Distribution f ees - Class A ....................................................................... N/A 12 119
Distribution f ees - Class C ....................................................................... N/A N/A 26
Distribution f ees - R-1 ........................................................................... 2 N/A N/A
Distribution f ees - R-2 ........................................................................... 2 N/A N/A
Distribution f ees - R-3 ........................................................................... 41 N/A N/A
Distribution f ees - R-4 ........................................................................... 9 N/A N/A
Administrative service fees - R-1 ................................................................ 2 N/A N/A
Administrative service fees - R-2 ................................................................ 1 N/A N/A
Administrative service fees - R-3 ................................................................ 11 N/A N/A
Administrative service fees - R-4 ................................................................ 3 N/A N/A
Administrative service fees - R-5 ................................................................ 2 N/A N/A
Registration fees - Class A ....................................................................... N/A 16 25
Registration fees - Class C ....................................................................... N/A N/A 3
Registration fees - Institutional .................................................................. 17 16 18
Registration fees - R-6 ........................................................................... 25 18 N/A
Service fees - R-1 ................................................................................ 2 N/A N/A
Service fees - R-2 ................................................................................ 2 N/A N/A
Service fees - R-3 ................................................................................ 40 N/A N/A
Service fees - R-4 ................................................................................ 22 N/A N/A
Service fees - R-5 ................................................................................ 42 N/A N/A
Shareholder meeting expense - Class A .......................................................... N/A 1 6
Shareholder meeting expense - Institutional ..................................................... 4 2 5
Shareholder reports - Class A .................................................................... N/A 5 3
Shareholder reports - Institutional ............................................................... 5 4 3
Shareholder reports - R-6 ........................................................................ 1 2 N/A
Transfer agent fees - Class A ..................................................................... N/A 22 45
Transfer agent fees - Class C ..................................................................... N/A N/A 5
Transfer agent fees - Institutional ................................................................ 30 23 53
Chief compliance officer expenses ............................................................... 1 1 –
Custodian fees .................................................................................... 329 241 2
Directors' expenses ............................................................................... 22 19 5
Index license fees ................................................................................ 325 – –
Interest expense and fees ......................................................................... – – 137
Professional fees ................................................................................. 88 53 54
Other expenses ................................................................................... 10 9 6
Total Gross Expenses 3,701 9,591 1,090
Less: Reimbursement from Manager ............................................................ – – 47
Less: Reimbursement from Manager - Class A .................................................. N/A 33 35
Less: Reimbursement from Manager - Class C .................................................. N/A N/A 6
Less: Reimbursement from Manager - Institutional ............................................. 64 11 38
Less: Reimbursement from Manager - R-6 ...................................................... 409 51 N/A
Total Net Expenses 3,228 9,496 964
Net Investment Income (Loss) 32,208 11,883 4,766
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions .......................................................................... (1,382) (12,775) 988
Foreign currency transactions .................................................................... (115) (176) –
Futures contracts ................................................................................. (46) – –
Net change in unrealized appreciation/depreciation of:
Investments ....................................................................................... (65,720) (71,232) 6,188
Futures contracts ................................................................................. (25) – –
Translation of assets and liabilities in foreign currencies ........................................ (93) (17) –
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures (67,381) (84,200) 7,176
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (35,173) $ (72,317) $ 11,942
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
31
See accompanying notes.
Amounts in thousands
Origin Emerging
Markets Fund
Small- MidCap
Dividend Income Fund
Small- MidCap Growth
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 479 $ 651 $ 2
Dividends .................................................................................... 26,862 71,836 2
Withholding tax ............................................................................. (3,233) (1,092) –
Interest ....................................................................................... 1 5 –
Securities lending - net ......................................................................
13 132 –
Total Income 24,122 71,532 4
Expenses:
Management and investment advisory fees ................................................. 8,229 18,048 8
Distribution fees - Class A .................................................................. 7 418 N/A
Distribution fees - Class C .................................................................. N/A 1,365 N/A
Registration fees - Class A .................................................................. 17 27 N/A
Registration fees - Class C .................................................................. N/A 19 N/A
Registration fees - Institutional ............................................................. 16 31 28
Registration fees - R-6 ...................................................................... 18 17 N/A
Shareholder meeting expense - Class A ..................................................... 1 14 N/A
Shareholder meeting expense - Class C ..................................................... N/A 10 N/A
Shareholder meeting expense - Institutional ................................................ – 169 –
Shareholder reports - Class A ............................................................... 3 43 N/A
Shareholder reports - Class C ............................................................... N/A 34 N/A
Shareholder reports - Institutional .......................................................... 1 314 –
Shareholder reports - R-6 ................................................................... 1 – N/A
Transfer agent fees - Class A ................................................................ 17 197 N/A
Transfer agent fees - Class C ................................................................ N/A 141 N/A
Transfer agent fees - Institutional ........................................................... 10 1,971 –
Chief compliance officer expenses .......................................................... 1 3 –
Custodian fees ............................................................................... 179 15 1
Directors' expenses .......................................................................... 19 49 –
Professional fees ............................................................................ 46 40 23
Other expenses .............................................................................. 13 42 –
Total Gross Expenses 8,578 22,967 60
Less: Reimbursement from Manager ....................................................... 764 – –
Less: Reimbursement from Manager - Class A ............................................. 30 105 N/A
Less: Reimbursement from Manager - Class C ............................................. N/A 61 N/A
Less: Reimbursement from Manager - Institutional ........................................ 18 740 51
Less: Reimbursement from Manager - R-6 ................................................. 45 17 N/A
Total Net Expenses 7,721 22,044 9
Net Investment Income (Loss) 16,401 49,488 (5)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions ..................................................................... (8,868) 28,851 (89)
Foreign currency transactions ............................................................... (1,509) 2 –
Net change in unrealized appreciation/depreciation of:
Investments .................................................................................. (29,397) (315,957) 225
Translation of assets and liabilities in foreign currencies ................................... 10 – –
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies (39,764) (287,104) 136
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (23,363) $ (237,616) $ 131
(a)
Period from June 12, 2019, date operations commenced, through August 31, 2019.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
32
See accompanying notes.
Amounts in thousands
Spectrum Preferred
and Capital Securities
Income Fund
(a)
SystematEx
International Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................................... $ 1,586 $ 10
Dividends from affiliated securities ........................................................................................ 8,834 –
Dividends ................................................................................................................... 58,539 2,047
Withholding tax ............................................................................................................ (132) (166)
Interest ...................................................................................................................... 252,440 –
Securities lending - net .....................................................................................................
57 1
Total Income 321,324 1,892
Expenses:
Management and investment advisory fees ................................................................................ 37,238 308
Distribution f ees - Class A ................................................................................................. 1,577 N/A
Distribution f ees - Class C ................................................................................................. 5,497 N/A
Distribution f ees - Class J .................................................................................................. 64 N/A
Distribution f ees - R-1 ..................................................................................................... 3 N/A
Distribution f ees - R-2 ..................................................................................................... 5 N/A
Distribution f ees - R-3 ..................................................................................................... 6 N/A
Distribution f ees - R-4 ..................................................................................................... 1 N/A
Administrative service fees - R-1 .......................................................................................... 3 N/A
Administrative service fees - R-2 .......................................................................................... 3 N/A
Administrative service fees - R-3 .......................................................................................... 2 N/A
Registration fees - Class A ................................................................................................. 43 N/A
Registration fees - Class C ................................................................................................. 20 N/A
Registration fees - Class J .................................................................................................. 14 N/A
Registration fees - Institutional ............................................................................................ 38 17
Registration fees - R-6 ..................................................................................................... 17 17
Service fees - R-1 .......................................................................................................... 2 N/A
Service fees - R-2 .......................................................................................................... 4 N/A
Service fees - R-3 .......................................................................................................... 6 N/A
Service fees - R-4 .......................................................................................................... 3 N/A
Service fees - R-5 .......................................................................................................... 7 N/A
Shareholder meeting expense - Class A .................................................................................... 31 N/A
Shareholder meeting expense - Class C .................................................................................... 30 N/A
Shareholder meeting expense - Class J .................................................................................... 5 N/A
Shareholder meeting expense - Institutional ............................................................................... 163 –
Shareholder meeting expense - R-6 ........................................................................................ 5 –
Shareholder reports - Class A .............................................................................................. 56 N/A
Shareholder reports - Class C .............................................................................................. 56 N/A
Shareholder reports - Class J ............................................................................................... 58 N/A
Shareholder reports - Institutional ......................................................................................... 181 –
Shareholder reports - R-6 .................................................................................................. 26 –
Transfer agent fees - Class A ............................................................................................... 516 N/A
Transfer agent fees - Class C ............................................................................................... 488 N/A
Transfer agent fees - Class J ............................................................................................... 54 N/A
Transfer agent fees - Institutional .......................................................................................... 3,162 –
Chief compliance officer expenses ......................................................................................... 7 –
Custodian fees .............................................................................................................. 37 32
Directors' expenses ......................................................................................................... 101 4
Professional fees ........................................................................................................... 54 61
Other expenses ............................................................................................................. 138 3
Total Gross Expenses 49,721 442
Less: Reimbursement from Manager - Institutional ....................................................................... 165 18
Less: Reimbursement from Manager - R-6 ................................................................................ – 98
Less: Reimbursement from Distributor - Class J .......................................................................... 13 N/A
Total Net Expenses 49,543 326
Net Investment Income (Loss) 271,781 1,566

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
33
See accompanying notes.
Amounts in thousands
Spectrum Preferred
and Capital Securities
Income Fund
(a)
SystematEx
International Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and Options and Swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................... (16,871) (86)
Investment transactions in affiliated securities ............................................................................. 191 –
Foreign currency transactions .............................................................................................. – (2)
Futures contracts ........................................................................................................... (14,649) –
Options and swaptions ..................................................................................................... 38,256 –
Net change in unrealized appreciation/depreciation of:
Investments ................................................................................................................. 126,529 (4,937)
Investment in affiliated securities .......................................................................................... (6,786) –
Options and swaptions ..................................................................................................... 201 –
Translation of assets and liabilities in foreign currencies .................................................................. – (9)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and Options and Swaptions 126,871 (5,034)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 398,652 $ (3,468)
(a)
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 8,402 $ 1,600
Net realized gain (loss) on investments ............................................................................................ 185,238 193,418
Net change in unrealized appreciation/depreciation of investments ................................................................
289,451 434,401
Net Increase (Decrease) in Net Assets Resulting from Operations 483,091 629,419
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (218,921) (66,872)
Total Dividends and Distributions (218,921) (66,872)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
854,548 895,101
Total Increase (Decrease) in Net Assets 1,118,718 1,457,648
Net Assets
(b)
Beginning of period .................................................................................................................
3,215,906 1,758,258
End of period .......................................................................................................................
$ 4,334,624 $ 3,215,906
Class A Class C Class J Class T Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ............................. $ 157,102 $ 74,792 $ 28,869 N/A $ 618,371 $ 1,190 $ 3,111 $ 4,724 $ 429,587
Reinvested ........................ 12,122 7,033 4,005 N/A 13,102 439 98 387 181,564
Redeemed .........................
(51,856) (25,956) (16,953) N/A (140,947) (4,369) (611) (4,419) (436,837)
Net Increase (Decrease) ...............
$ 117,368 $ 55,869 $ 15,921 N/A $ 490,526 $ (2,740) $ 2,598 $ 692 $ 174,314
Shares:
Sold ............................. 6,769 3,351 1,215 N/A 26,194 51 124 194 17,439
Reinvested ........................ 613 371 201 N/A 653 22 5 19 9,042
Redeemed .........................
(2,240) (1,177) (714) N/A (6,029) (184) (27) (180) (18,419)
Net Increase (Decrease) ...............
5,142 2,545 702 N/A 20,818 (111) 102 33 8,062
Year Ended August 31, 2018
(c), (d)
Dollars:
Sold ............................. $ 88,378 $ 44,665 $ 21,425 $ 5 $ 111,280 $ 1,554 $ 283 $ 4,968 $ 1,021,470
Issued in acquisitions ................. – – 37,751 – 432,514 6,762 1,306 6,627 –
Reinvested ........................ 2,403 1,334 1,139 – 2,130 200 38 197 59,364
Redeemed .........................
(21,595) (7,039) (10,396) (19) (459,525) (1,939) (632) (7,888) (441,659)
Net Increase (Decrease) ...............
$ 69,186 $ 38,960 $ 49,919 $ (14) $ 86,399 $ 6,577 $ 995 $ 3,904 $ 639,175
Shares:
Sold ............................. 3,968 2,062 954 – 4,947 70 13 223 48,023
Issued in acquisitions ................. – – 1,855 – 21,244 334 64 326 –
Reinvested ........................ 115 66 54 – 101 9 2 9 2,805
Redeemed .........................
(976) (330) (469) (1) (22,349) (88) (28) (348) (20,384)
Net Increase (Decrease) ...............
3,107 1,798 2,394 (1) 3,943 325 51 210 30,444
Distributions:
Year Ended August 31, 2019
From net investment income and net realized
gain on investments .................. $ (12,167) $ (7,048) $ (4,005) N/A $ (13,213) $ (439) $ (98) $ (387) $ (181,564)
Total Dividends and Distributions
$ (12,167) $ (7,048) $ (4,005) N/A $ (13,213) $ (439) $ (98) $ (387) $ (181,564)
Year Ended August 31, 2018
(c), (d)
From net investment income ............ $ – $ – $ – $ – $ (16) $ – $ – $ – $ (475)
From net realized gain on investments ..... (2,425) (1,337) (1,142) – (2,153) (200) (38) (197) (58,889)
Total Dividends and Distributions ........
$ (2,425) $ (1,337) $ (1,142) $ – $ (2,169) $ (200) $ (38) $ (197) $ (59,364)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $491 from net investment income and $66,381 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $638.
(c)
Period from September 11, 2017, date operations commenced, through August 31, 2018 for Class J shares.
(d)
Class T shares discontinued operations on August 24, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 50,014 $ 39,563
Net realized gain (loss) on investments and short sales ............................................................................. 4,838 (9,223)
Net change in unrealized appreciation/depreciation of investments ................................................................
138,034 (55,023)
Net Increase (Decrease) in Net Assets Resulting from Operations 192,886 (24,683)
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (42,522) (43,188)
Total Dividends and Distributions (42,522) (43,188)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
391,965 (268,141)
Total Increase (Decrease) in Net Assets 542,329 (336,012)
Net Assets
(b)
Beginning of period .................................................................................................................
1,580,956 1,916,968
End of period .......................................................................................................................
$ 2,123,285 $ 1,580,956
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 6,090 $ 816,609 $ 263 $ 2,147 $ 5,769 $ 3,387 $ 5,313
Reinvested ........................................... 555 40,300 19 51 238 969 390
Redeemed ............................................
(6,999) (418,890) (599) (1,043) (9,379) (44,082) (9,143)
Net Increase (Decrease) ..................................
$ (354) $ 438,019 $ (317) $ 1,155 $ (3,372) $ (39,726) $ (3,440)
Shares:
Sold ................................................ 568 75,608 24 201 545 317 493
Reinvested ........................................... 53 3,802 2 5 23 93 37
Redeemed ............................................
(656) (38,301) (55) (97) (887) (4,115) (844)
Net Increase (Decrease) ..................................
(35) 41,109 (29) 109 (319) (3,705) (314)
Year Ended August 31, 2018
Dollars:
Sold ................................................ $ 4,861 $ 227,190 $ 721 $ 1,153 $ 5,594 $ 9,021 $ 6,317
Reinvested ........................................... 597 40,855 29 38 328 834 507
Redeemed ............................................
(7,179) (527,497) (1,446) (1,887) (8,443) (6,387) (13,347)
Net Increase (Decrease) ..................................
$ (1,721) $ (259,452) $ (696) $ (696) $ (2,521) $ 3,468 $ (6,523)
Shares:
Sold ................................................ 454 20,749 67 108 522 855 588
Reinvested ........................................... 56 3,755 3 4 31 78 47
Redeemed ............................................
(674) (48,526) (135) (176) (796) (600) (1,239)
Net Increase (Decrease) ..................................
(164) (24,022) (65) (64) (243) 333 (604)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (555) $ (40,300) $ (19) $ (51) $ (238) $ (969) $ (390)
Total Dividends and Distributions
$ (555) $ (40,300) $ (19) $ (51) $ (238) $ (969) $ (390)
Year Ended August 31, 2018
From net investment income ............................... $ (597) $ (40,855) $ (29) $ (38) $ (328) $ (834) $ (507)
From net realized gain on investments ........................ – – – – – – –
Total Dividends and Distributions ...........................
$ (597) $ (40,855) $ (29) $ (38) $ (328) $ (834) $ (507)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $43,188 from net investment income.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $27,042.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 109,172 $ 101,915
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions and swap agreements ............... (101,079) 225,582
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, options and swaptions, swap agreements and translation of assets & liabilities in foreign currencies ......................................................
(44,411) (175,789)
Net Increase (Decrease) in Net Assets Resulting from Operations (36,318) 151,708
Dividends and Distributions to Shareholders
(b)
From net investment income and net realized gain on investments ................................................................ (126,294) (89,016)
Total Dividends and Distributions (126,294) (89,016)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(219,389) (194,312)
Total Increase (Decrease) in Net Assets (382,001) (131,620)
Net Assets
(c)
Beginning of period .................................................................................................................
4,172,272 4,303,892
End of period .......................................................................................................................
$ 3,790,271 $ 4,172,272
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 23,589 $ 1,617 $ 889,501 $ 33 $ 1 $ 73 $ 178,573
Reinvested ........................................... 2,486 359 74,020 3 – 3 46,729
Redeemed ............................................
(74,540) (8,139) (995,483) – (4) (12) (358,198)
Net Increase (Decrease) ..................................
$ (48,465) $ (6,163) $ (31,962) $ 36 $ (3) $ 64 $ (132,896)
Shares:
Sold ................................................ 2,109 150 79,524 3 – 7 15,969
Reinvested ........................................... 241 35 7,172 – – – 4,528
Redeemed ............................................
(6,622) (745) (89,030) – – (1) (32,081)
Net Increase (Decrease) ..................................
(4,272) (560) (2,334) 3 – 6 (11,584)
Year Ended August 31, 2018
Dollars:
Sold ................................................ $ 36,259 $ 3,917 $ 733,849 $ 70 $ 4 $ 11 $ 489,624
Reinvested ........................................... 1,782 241 54,147 – – – 31,163
Redeemed ............................................
(50,457) (6,317) (901,078) (6) – (11) (587,510)
Net Increase (Decrease) ..................................
$ (12,416) $ (2,159) $ (113,082) $ 64 $ 4 $ – $ (66,723)
Shares:
Sold ................................................ 3,101 341 62,772 6 – 1 41,704
Reinvested ........................................... 154 21 4,672 – – – 2,689
Redeemed ............................................
(4,346) (553) (76,965) – – (1) (50,217)
Net Increase (Decrease) ..................................
(1,091) (191) (9,521) 6 – – (5,824)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
Total Dividends and Distributions
$ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
Year Ended August 31, 2018
From net investment income ............................... $ (1,822) $ (272) $ (55,759) $ – $ – $ – $ (31,163)
From net realized gain on investments ........................ – – – – – – –
Total Dividends and Distributions ...........................
$ (1,822) $ (272) $ (55,759) $ – $ – $ – $ (31,163)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $89,016 from net investment income.
(c)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $81,362.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands EDGE MidCap Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 5,775 $ 6,320
Net realized gain (loss) on investments and foreign currencies .................................................................... 23,950 27,141
Net change in unrealized appreciation/depreciation of investments ................................................................
(13,123) 63,123
Net Increase (Decrease) in Net Assets Resulting from Operations 16,602 96,584
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (35,525) (9,754)
Total Dividends and Distributions (35,525) (9,754)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
40,409 297,499
Total Increase (Decrease) in Net Assets 21,486 384,329
Net Assets
(b)
Beginning of period .................................................................................................................
672,450 288,121
End of period .......................................................................................................................
$ 693,936 $ 672,450
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
(c)
Dollars:
Sold ....................................................................................... $ 5,716 $ 28,623 $ 59,856
Reinvested .................................................................................. – 838 34,677
Redeemed ...................................................................................
(231) (9,696) (79,374)
Net Increase (Decrease) .........................................................................
$ 5,485 $ 19,765 $ 15,159
Shares:
Sold ....................................................................................... 404 2,041 4,222
Reinvested .................................................................................. – 70 2,882
Redeemed ...................................................................................
(16) (693) (5,670)
Net Increase (Decrease) .........................................................................
388 1,418 1,434
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... N/A $ 15,926 $ 321,905
Reinvested .................................................................................. N/A 91 9,662
Redeemed ...................................................................................
N/A (3,720) (46,365)
Net Increase (Decrease) .........................................................................
N/A $ 12,297 $ 285,202
Shares:
Sold ....................................................................................... N/A 1,110 23,713
Reinvested .................................................................................. N/A 6 697
Redeemed ...................................................................................
N/A (253) (3,244)
Net Increase (Decrease) .........................................................................
N/A 863 21,166
Distributions:
Year Ended August 31, 2019
(c)
From net investment income and net realized gain on investments ........................................... $ – $ (848) $ (34,677)
Total Dividends and Distributions
$ – $ (848) $ (34,677)
Year Ended August 31, 2018
From net investment income ...................................................................... N/A $ – $ (2,352)
From net realized gain on investments ............................................................... N/A (92) (7,310)
Total Dividends and Distributions ..................................................................
N/A $ (92) $ (9,662)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $2,352 from net investment income and $7,402 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $5,996.
(c)
Period from December 31, 2018, date operations commenced, through August 31, 2019 for Class A shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 43,879 $ 37,517
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements ... 18,329 55,156
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, options and swaptions, short sales, swap agreements and translation of assets & liabilities in foreign currencies .........................................
(35,874) (57,390)
Net Increase (Decrease) in Net Assets Resulting from Operations 26,334 35,283
Dividends and Distributions to Shareholders
(b)
From net investment income and net realized gain on investments ................................................................ (133,695) (78,624)
From tax return of capital ...........................................................................................................
(6,481) –
Total Dividends and Distributions (140,176) (78,624)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,182,738) (170,960)
Total Increase (Decrease) in Net Assets (1,296,580) (214,301)
Net Assets
(c)
Beginning of period .................................................................................................................
2,635,536 2,849,837
End of period .......................................................................................................................
$ 1,338,956 $ 2,635,536
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 7,989 $ 1,840 $ 218,661 $ 144,584
Reinvested ........................................................................ 2,674 1,564 30,856 76,963
Redeemed .........................................................................
(30,774) (16,484) (514,828) (1,105,783)
Net Increase (Decrease) ...............................................................
$ (20,111) $ (13,080) $ (265,311) $ (884,236)
Shares:
Sold ............................................................................. 765 184 20,784 13,702
Reinvested ........................................................................ 263 159 3,002 7,494
Redeemed .........................................................................
(2,925) (1,611) (48,573) (103,991)
Net Increase (Decrease) ...............................................................
(1,897) (1,268) (24,787) (82,795)
Year Ended August 31, 2018
Dollars:
Sold ............................................................................. $ 10,909 $ 5,706 $ 423,848 $ 675,478
Reinvested ........................................................................ 1,708 911 20,196 39,054
Redeemed .........................................................................
(60,470) (12,442) (831,305) (444,553)
Net Increase (Decrease) ...............................................................
$ (47,853) $ (5,825) $ (387,261) $ 269,979
Shares:
Sold ............................................................................. 973 524 37,345 59,936
Reinvested ........................................................................ 152 83 1,777 3,438
Redeemed .........................................................................
(5,367) (1,147) (73,773) (38,940)
Net Increase (Decrease) ...............................................................
(4,242) (540) (34,651) 24,434
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (2,794) $ (1,679) $ (35,416) $ (93,806)
From tax return of capital .............................................................. (150) (104) (1,732) (4,495)
Total Dividends and Distributions
$ (2,944) $ (1,783) $ (37,148) $ (98,301)
Year Ended August 31, 2018
From net investment income ............................................................ $ (341) $ – $ (8,872) $ (12,403)
From net realized gain on investments ..................................................... (1,514) (1,018) (23,503) (30,973)
Total Dividends and Distributions ........................................................
$ (1,855) $ (1,018) $ (32,375) $ (43,376)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $21,616 from net investment income and $57,008 from net realized gain on investments.
(c)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $(6,665).

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Opportunities Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 1,069 $ 11,451
Net realized gain (loss) on investments and foreign currencies .................................................................... 53,430 102,809
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(82,742) (31,365)
Net Increase (Decrease) in Net Assets Resulting from Operations (28,243) 82,895
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (16,851) (91,703)
Total Dividends and Distributions (16,851) (91,703)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(669,294) (214,355)
Total Increase (Decrease) in Net Assets (714,388) (223,163)
Net Assets
(b)
Beginning of period .................................................................................................................
730,247 953,410
End of period .......................................................................................................................
$ 15,859 $ 730,247
Class A Class C Institutional
Capital Share Transactions:
Year Ended August 31, 2019
(c)
Dollars:
Sold ....................................................................................... $ 2,751 $ 85 $ 3,759
Reinvested .................................................................................. 4,152 1,705 10,934
Redeemed ...................................................................................
(1,534) (2,181) (688,965)
Net Increase (Decrease) .........................................................................
$ 5,369 $ (391) $ (674,272)
Shares:
Sold ....................................................................................... 720 9 614
Reinvested .................................................................................. 975 410 2,474
Redeemed ...................................................................................
(371) (600) (55,740)
Net Increase (Decrease) .........................................................................
1,324 (181) (52,652)
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... $ 1,274 $ 623 $ 23,452
Reinvested .................................................................................. 462 181 91,053
Redeemed ...................................................................................
(1,162) (360) (329,878)
Net Increase (Decrease) .........................................................................
$ 574 $ 444 $ (215,373)
Shares:
Sold ....................................................................................... 100 49 1,805
Reinvested .................................................................................. 36 14 7,095
Redeemed ...................................................................................
(91) (28) (25,693)
Net Increase (Decrease) .........................................................................
45 35 (16,793)
Distributions:
Year Ended August 31, 2019
(c)
From net investment income and net realized gain on investments ........................................... $ (4,183) $ (1,734) $ (10,934)
Total Dividends and Distributions
$ (4,183) $ (1,734) $ (10,934)
Year Ended August 31, 2018
From net investment income ...................................................................... $ (122) $ (39) $ (27,801)
From net realized gain on investments ............................................................... (345) (144) (63,252)
Total Dividends and Distributions ..................................................................
$ (467) $ (183) $ (91,053)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $27,962 from net investment income and $63,741 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $8,008.
(c)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Index Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 32,208 $ 28,511
Net realized gain (loss) on investments, foreign currencies and futures ............................................................ (1,543) 16,018
Net change in unrealized appreciation/depreciation of investments, futures and translation of assets & liabilities in foreign currencies ......................................................................................................................
(65,838) (3,479)
Net Increase (Decrease) in Net Assets Resulting from Operations (35,173) 41,050
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (37,266) (37,049)
Total Dividends and Distributions (37,266) (37,049)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
75,452 33,359
Total Increase (Decrease) in Net Assets 3,013 37,360
Net Assets
(b)
Beginning of period .................................................................................................................
1,093,004 1,055,644
End of period .......................................................................................................................
$ 1,096,017 $ 1,093,004
Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 27,736 $ 101 $ 329 $ 6,153 $ 1,967 $ 4,931 $ 195,315
Reinvested ........................................... 1,582 17 20 459 332 494 34,362
Redeemed ............................................
(22,466) (209) (455) (6,746) (5,955) (6,011) (156,504)
Net Increase (Decrease) ..................................
$ 6,852 $ (91) $ (106) $ (134) $ (3,656) $ (586) $ 73,173
Shares:
Sold ................................................ 2,889 11 34 630 203 515 19,707
Reinvested ........................................... 176 2 2 52 37 56 3,829
Redeemed ............................................
(2,315) (22) (46) (691) (617) (598) (15,851)
Net Increase (Decrease) ..................................
750 (9) (10) (9) (377) (27) 7,685
Year Ended August 31, 2018
Dollars:
Sold ................................................ $ 12,549 $ 274 $ 304 $ 6,871 $ 4,014 $ 5,637 $ 184,915
Reinvested ........................................... 1,954 26 23 605 404 831 33,206
Redeemed ............................................
(36,854) (578) (291) (8,272) (5,921) (17,921) (148,417)
Net Increase (Decrease) ..................................
$ (22,351) $ (278) $ 36 $ (796) $ (1,503) $ (11,453) $ 69,704
Shares:
Sold ................................................ 1,160 26 28 645 373 521 17,168
Reinvested ........................................... 180 3 2 57 38 77 3,065
Redeemed ............................................
(3,408) (56) (27) (778) (546) (1,644) (13,579)
Net Increase (Decrease) ..................................
(2,068) (27) 3 (76) (135) (1,046) 6,654
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (1,582) $ (17) $ (20) $ (459) $ (332) $ (494) $ (34,362)
Total Dividends and Distributions
$ (1,582) $ (17) $ (20) $ (459) $ (332) $ (494) $ (34,362)
Year Ended August 31, 2018
From net investment income ............................... $ (1,544) $ (19) $ (17) $ (456) $ (310) $ (645) $ (26,260)
From net realized gain on investments ........................ (410) (7) (6) (149) (94) (186) (6,946)
Total Dividends and Distributions ...........................
$ (1,954) $ (26) $ (23) $ (605) $ (404) $ (831) $ (33,206)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $29,251 from net investment income and $7,798 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $15,971.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 11,883 $ 10,871
Net realized gain (loss) on investments and foreign currencies .................................................................... (12,951) 81,585
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(71,249) (23,976)
Net Increase (Decrease) in Net Assets Resulting from Operations (72,317) 68,480
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (68,970) (50,319)
Total Dividends and Distributions (68,970) (50,319)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
36,815 (25,827)
Total Increase (Decrease) in Net Assets (104,472) (7,666)
Net Assets
(b)
Beginning of period .................................................................................................................
1,000,009 1,007,675
End of period .......................................................................................................................
$ 895,537 $ 1,000,009
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 1,204 $ 29,069 $ 119,409
Reinvested .................................................................................. 345 1,694 66,930
Redeemed ...................................................................................
(1,244) (11,622) (168,970)
Net Increase (Decrease) .........................................................................
$ 305 $ 19,141 $ 17,369
Shares:
Sold ....................................................................................... 114 2,786 11,482
Reinvested .................................................................................. 38 183 7,182
Redeemed ...................................................................................
(120) (1,110) (15,927)
Net Increase (Decrease) .........................................................................
32 1,859 2,737
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... $ 4,191 $ 17,713 $ 98,299
Reinvested .................................................................................. 169 131 50,019
Redeemed ...................................................................................
(1,794) (1,256) (193,299)
Net Increase (Decrease) .........................................................................
$ 2,566 $ 16,588 $ (44,981)
Shares:
Sold ....................................................................................... 330 1,398 7,710
Reinvested .................................................................................. 13 10 3,938
Redeemed ...................................................................................
(143) (99) (15,177)
Net Increase (Decrease) .........................................................................
200 1,309 (3,529)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (346) $ (1,694) $ (66,930)
Total Dividends and Distributions
$ (346) $ (1,694) $ (66,930)
Year Ended August 31, 2018
From net investment income ...................................................................... $ (61) $ (54) $ (20,828)
From net realized gain on investments ............................................................... (108) (77) (29,191)
Total Dividends and Distributions ..................................................................
$ (169) $ (131) $ (50,019)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $20,943 from net investment income and $29,376 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $4,325.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 4,766 $ 4,737
Net realized gain (loss) on investments ............................................................................................ 988 347
Net change in unrealized appreciation/depreciation of investments ................................................................
6,188 (1,172)
Net Increase (Decrease) in Net Assets Resulting from Operations 11,942 3,912
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (4,560) (4,520)
Total Dividends and Distributions (4,560) (4,520)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
19,255 (6,997)
Total Increase (Decrease) in Net Assets 26,637 (7,605)
Net Assets
(b)
Beginning of period .................................................................................................................
109,251 116,856
End of period .......................................................................................................................
$ 135,888 $ 109,251
Class A Class C Institutional
Capital Share Transactions:
Year Ended August 31, 2019
(c)
Dollars:
Sold ....................................................................................... $ 24,545 $ 883 $ 37,477
Reinvested .................................................................................. 1,776 75 2,655
Redeemed ...................................................................................
(22,216) (8,001) (17,939)
Net Increase (Decrease) .........................................................................
$ 4,105 $ (7,043) $ 22,193
Shares:
Sold ....................................................................................... 2,304 85 3,501
Reinvested .................................................................................. 165 7 247
Redeemed ...................................................................................
(2,096) (764) (1,686)
Net Increase (Decrease) .........................................................................
373 (672) 2,062
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... $ 21,672 $ 1,380 $ 20,858
Reinvested .................................................................................. 1,592 220 2,599
Redeemed ...................................................................................
(17,142) (8,759) (29,417)
Net Increase (Decrease) .........................................................................
$ 6,122 $ (7,159) $ (5,960)
Shares:
Sold ....................................................................................... 2,039 130 1,961
Reinvested .................................................................................. 150 21 245
Redeemed ...................................................................................
(1,613) (822) (2,775)
Net Increase (Decrease) .........................................................................
576 (671) (569)
Distributions:
Year Ended August 31, 2019
(c)
From net investment income and net realized gain on investments ........................................... $ (1,815) $ (86) $ (2,659)
Total Dividends and Distributions
$ (1,815) $ (86) $ (2,659)
Year Ended August 31, 2018
From net investment income ...................................................................... $ (1,638) $ (277) $ (2,605)
From net realized gain on investments ............................................................... – – –
Total Dividends and Distributions ..................................................................
$ (1,638) $ (277) $ (2,605)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $4,520 from net investment income.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $428.
(c)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 16,401 $ 8,488
Net realized gain (loss) on investments and foreign currencies .................................................................... (10,377) 67,253
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(29,387) (91,726)
Net Increase (Decrease) in Net Assets Resulting from Operations (23,363) (15,985)
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (8,633) (6,798)
Total Dividends and Distributions (8,633) (6,798)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
488,958 (39,350)
Total Increase (Decrease) in Net Assets 456,962 (62,133)
Net Assets
(b)
Beginning of period .................................................................................................................
639,262 701,395
End of period .......................................................................................................................
$ 1,096,224 $ 639,262
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 2,340 $ 3,112 $ 633,844
Reinvested .................................................................................. 23 163 8,447
Redeemed ...................................................................................
(3,889) (2,846) (152,236)
Net Increase (Decrease) .........................................................................
$ (1,526) $ 429 $ 490,055
Shares:
Sold ....................................................................................... 218 302 61,048
Reinvested .................................................................................. 2 18 913
Redeemed ...................................................................................
(378) (279) (14,468)
Net Increase (Decrease) .........................................................................
(158) 41 47,493
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... $ 7,031 $ 15,610 $ 95,283
Reinvested .................................................................................. 15 394 6,389
Redeemed ...................................................................................
(5,183) (40,679) (118,210)
Net Increase (Decrease) .........................................................................
$ 1,863 $ (24,675) $ (16,538)
Shares:
Sold ....................................................................................... 544 1,262 7,719
Reinvested .................................................................................. 1 32 524
Redeemed ...................................................................................
(412) (3,281) (9,526)
Net Increase (Decrease) .........................................................................
133 (1,987) (1,283)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (23) $ (163) $ (8,447)
Total Dividends and Distributions
$ (23) $ (163) $ (8,447)
Year Ended August 31, 2018
From net investment income ...................................................................... $ (15) $ (394) $ (6,389)
From net realized gain on investments ............................................................... – – –
Total Dividends and Distributions ..................................................................
$ (15) $ (394) $ (6,389)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $6,798 from net investment income.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $7,809.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 49,488 $ 65,715
Net realized gain (loss) on investments and foreign currencies .................................................................... 28,853 328,112
Net change in unrealized appreciation/depreciation of investments ................................................................
(315,957) 13,347
Net Increase (Decrease) in Net Assets Resulting from Operations (237,616) 407,174
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (339,924) (184,407)
Total Dividends and Distributions (339,924) (184,407)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(102,705) (577,323)
Total Increase (Decrease) in Net Assets (680,245) (354,556)
Net Assets
(b)
Beginning of period .................................................................................................................
2,846,777 3,201,333
End of period .......................................................................................................................
$ 2,166,532 $ 2,846,777
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 24,473 $ 4,750 $ 537,749 $ 3,442
Reinvested ........................................................................ 23,194 18,221 278,193 1,262
Redeemed .........................................................................
(72,982) (40,777) (878,313) (1,917)
Net Increase (Decrease) ...............................................................
$ (25,315) $ (17,806) $ (62,371) $ 2,787
Shares:
Sold ............................................................................. 1,718 342 37,161 216
Reinvested ........................................................................ 1,793 1,433 21,335 97
Redeemed .........................................................................
(4,985) (2,893) (60,592) (134)
Net Increase (Decrease) ...............................................................
(1,474) (1,118) (2,096) 179
Year Ended August 31, 2018
Dollars:
Sold ............................................................................. $ 31,227 $ 5,894 $ 629,125 $ 4,252
Reinvested ........................................................................ 11,790 8,201 134,249 20,721
Redeemed .........................................................................
(77,617) (34,533) (657,937) (652,695)
Net Increase (Decrease) ...............................................................
$ (34,600) $ (20,438) $ 105,437 $ (627,722)
Shares:
Sold ............................................................................. 1,810 345 36,386 245
Reinvested ........................................................................ 689 484 7,815 1,206
Redeemed .........................................................................
(4,516) (2,029) (38,208) (37,647)
Net Increase (Decrease) ...............................................................
(2,017) (1,200) 5,993 (36,196)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (24,423) $ (19,618) $ (294,621) $ (1,262)
Total Dividends and Distributions
$ (24,423) $ (19,618) $ (294,621) $ (1,262)
Year Ended August 31, 2018
From net investment income ............................................................ $ (2,730) $ (886) $ (36,012) $ (4,664)
From net realized gain on investments ..................................................... (9,900) (8,056) (106,102) (16,057)
Total Dividends and Distributions ........................................................
$ (12,630) $ (8,942) $ (142,114) $ (20,721)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $44,292 from net investment income and $140,115 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $23,804.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Growth Fund
Period Ended
August 31, 2019
(a)
Operations
Net investment income (loss) .................................................................................................................................. $ (5)
Net realized gain (loss) on investments ....................................................................................................................... (89)
Net change in unrealized appreciation/depreciation of investments ...........................................................................................
225
Net Increase (Decrease) in Net Assets Resulting from Operations 131
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
5,000
Total Increase (Decrease) in Net Assets 5,131
Net Assets
Beginning of period ............................................................................................................................................
–
End of period ..................................................................................................................................................
$ 5,131
Institutional
Capital Share Transactions:
Period Ended August 31, 2019
(a)
Dollars:
Sold ........................................................................................................... $ 5,000
Net Increase (Decrease) .............................................................................................
$ 5,000
Shares:
Sold ........................................................................................................... 500
Net Increase (Decrease) .............................................................................................
500
Distributions:
Period Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ............................................................... $ –
Total Dividends and Distributions
$ –
(a)
Period from June 12, 2019, date operations commenced, through August 31, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
(a)
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 271,781 $ 290,460
Net realized gain (loss) on investments, foreign currencies, futures and options and swaptions ................................... 6,927 692
Net change in unrealized appreciation/depreciation of investments and options and swaptions ...................................
119,944 (269,081)
Net Increase (Decrease) in Net Assets Resulting from Operations 398,652 22,071
Dividends and Distributions to Shareholders
(b)
From net investment income and net realized gain on investments ................................................................ (280,911) (294,776)
Total Dividends and Distributions (280,911) (294,776)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(16,517) 46,932
Total Increase (Decrease) in Net Assets 101,224 (225,773)
Net Assets
(c)
Beginning of period .................................................................................................................
5,658,018 5,883,791
End of period .......................................................................................................................
$ 5,759,242 $ 5,658,018
Class A Class C Class J Class T Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ................... $ 312,376 $ 54,286 $ 5,965 N/A $ 1,551,771 $ 146 $ 227 $ 1,045 $ 1,005 $ 1,250 $ 220,416
Reinvested .............. 28,123 19,068 2,182 N/A 128,732 46 46 119 64 138 28,982
Redeemed ...............
(278,909) (245,106) (8,847) N/A (1,470,234) (177) (577) (1,440) (982) (1,254) (364,978)
Net Increase (Decrease) .....
$ 61,590 $ (171,752) $ (700) N/A $ 210,269 $ 15 $ (304) $ (276) $ 87 $ 134 $ (115,580)
Shares:
Sold ................... 31,239 5,467 610 N/A 157,894 1 5 23 107 103 125 22,518
Reinvested .............. 2,839 1,935 227 N/A 13,084 5 5 12 6 14 2,952
Redeemed ...............
(28,125) (24,628) (919) N/A (150,781) (18) (59) (146) (101) (129) (37,539)
Net Increase (Decrease) .....
5,953 (17,226) (82) N/A 20,197 2 (31) (27) 8 10 (12,069)
Year Ended August 31, 2018
(d)
Dollars:
Sold ................... $ 180,232 $ 53,167 $ 7,380 $ 60 $ 1,180,971 $ 242 $ 400 $ 650 $ 357 $ 1,858 $ 554,564
Reinvested .............. 29,843 22,645 2,498 3 131,282 52 50 117 65 184 27,338
Redeemed ...............
(255,400) (163,746) (13,464) (70) (1,641,490) (567) (339) (1,007) (380) (2,350) (68,213)
Net Increase (Decrease) .....
$ (45,325) $ (87,934) $ (3,586) $ (7) $ (329,237) $ (273) $ 111 $ (240) $ 42 $ (308) $ 513,689
Shares:
Sold ................... 17,465 5,138 730 6 115,105 24 39 64 35 180 55,403
Reinvested .............. 2,906 2,207 250 – 12,872 5 5 11 6 18 2,681
Redeemed ...............
(24,790) (15,942) (1,346) (7) (161,921) (56) (33) (98) (37) (230) (6,701)
Net Increase (Decrease) .....
(4,419) (8,597) (366) (1) (33,944) (27) 11 (23) 4 (32) 51,383
Distributions:
Year Ended August 31, 2019
From net investment income and
net realized gain on investments $ (32,317) $ (23,836) $ (2,215) N/A $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)
Total Dividends and
Distributions
$ (32,317) $ (23,836) $ (2,215) N/A $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)
Year Ended August 31, 2018
(d)
From net investment income .. $ (32,679) $ (27,558) $ (2,443) $ (3) $ (191,151) $ (50) $ (78) $ (114) $ (63) $ (177) $ (30,570)
From net realized gain on
investments .............. (1,162) (1,199) (88) – (6,560) (2) (3) (4) (2) (7) (863)
Total Dividends and
Distributions .............
$ (33,841) $ (28,757) $ (2,531) $ (3) $ (197,711) $ (52) $ (81) $ (118) $ (65) $ (184) $ (31,433)
(a)
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
(b)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $284,886 from net investment income and $9,890 from net realized gain on investments.
(c)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $45,379.
(d)
Class T shares discontinued operations on August 24, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SystematEx International Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 1,566 $ 2,047
Net realized gain (loss) on investments and foreign currencies .................................................................... (88) 8,729
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(4,946) (7,492)
Net Increase (Decrease) in Net Assets Resulting from Operations (3,468) 3,284
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (7,000) (3,574)
Total Dividends and Distributions (7,000) (3,574)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
13,248 (22,334)
Total Increase (Decrease) in Net Assets 2,780 (22,624)
Net Assets
(b)
Beginning of period .................................................................................................................
54,112 76,736
End of period .......................................................................................................................
$ 56,892 $ 54,112
Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ................................................................................................. $ 80 $ 33,235
Reinvested ............................................................................................ 39 6,961
Redeemed .............................................................................................
(95) (26,972)
Net Increase (Decrease) ...................................................................................
$ 24 $ 13,224
Shares:
Sold ................................................................................................. 8 3,430
Reinvested ............................................................................................ 4 745
Redeemed .............................................................................................
(9) (2,726)
Net Increase (Decrease) ...................................................................................
3 1,449
Year Ended August 31, 2018
Dollars:
Sold ................................................................................................. $ 117 $ 10,649
Reinvested ............................................................................................ 8 3,551
Redeemed .............................................................................................
(375) (36,284)
Net Increase (Decrease) ...................................................................................
$ (250) $ (22,084)
Shares:
Sold ................................................................................................. 9 841
Reinvested ............................................................................................ 1 286
Redeemed .............................................................................................
(31) (2,962)
Net Increase (Decrease) ...................................................................................
(21) (1,835)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (39) $ (6,961)
Total Dividends and Distributions
$ (39) $ (6,961)
Year Ended August 31, 2018
From net investment income ................................................................................ $ (13) $ (2,013)
From net realized gain on investments ......................................................................... (10) (1,538)
Total Dividends and Distributions ............................................................................
$ (23) $ (3,551)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $2,026 from net investment income and $1,548 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $1,337.

Statement of Cash Flows
Principal Funds, Inc.
Year Ended August 31, 2019
48
See accompanying notes.
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 26,334
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ............................................................................... (7,855,141)
Proceeds from sale of investment securities ........................................................................ 8,191,689
Net sales or (purchases) of short term securities ..................................................................... 191,838
Proceeds from ( p ayments on) p urchased o ptions, net .................................................................. (7,794)
Proceeds from ( p ayments on) short sales transactions, net .............................................................. 83,366
Net accretion of bond discounts and amortization of premiums .......................................................... (4,396)
Proceeds from (payments on) OTC swaps, net ...................................................................... (11,945)
Proceeds from ( p ayments on) option and swaption contracts written , net .................................................... 6,861
Change in unrealized depreciation on investments .................................................................... 45,744
Change in unrealized depreciation on OTC swaps .................................................................... 2,027
Change in unrealized depreciation on options and swaptions ............................................................ 2,191
Change in unrealized appreciation on shorts ........................................................................ (10,400)
Net realized gain (loss) from investments .......................................................................... (788)
Net realized gain (loss) from OTC swaps .......................................................................... 6,420
Net realized gain (loss) from options and swaptions .................................................................. (6,992)
Net realized gain (loss) from shorts .............................................................................. (455)
(Increase) decrease in dividends and interest receivable ............................................................... 452
(Increase) decrease in fund shares sold ........................................................................... 782
(Increase) decrease in deposits with counterparty .................................................................... 222,612
(Increase) decrease in investment securities sold .................................................................... 28,239
(Increase) decrease in variation margin on futures, net ................................................................ (437)
(Increase) decrease in variation margin on swaps, net ................................................................. 303
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... (1,622)
Increase (decrease) in dividends and interest on securities sold short ...................................................... 378
Increase (decrease) in fund shares redeemed ........................................................................ (3)
Increase (decrease) in deposits from counterparty .................................................................... (1,436)
Increase (decrease) in investment securities purchased ................................................................ 17,629
Increase (decrease) in foreign currency contracts, net ................................................................. (1,386)
Increase (decrease) in unrealized loss on unfunded loan commitments ..................................................... 3
Net cash provided by operating activities 924,073
Cash Flows from Financing Activities:
Net payments from reverse repurchase agreements ................................................................... 393,846
Proceeds from shares sold ..................................................................................... 373,074
Payment on shares redeemed ................................................................................... (1,667,869)
Dividends and distributions paid to shareholders ..................................................................... (28,119)
Net cash used in financing activities (929,068)
Net increase (decrease) in cash and foreign currency .................................................................. (4,995)
Cash and Foreign Currency:
Beginning of period ......................................................................................... $ 16,158
End of period ..............................................................................................
$ 11,163
Supplemental disclosure of cash flow information:
Reverse repurchase agreement interest paid ........................................................................ $ 10,774
Accrued reverse repurchase agreement interest  ..................................................................... $ 184
Reinvestment of dividends and distributions ....................................................................... $ 112,057

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
49
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market
Index Fund, Diversified Real Asset Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International
Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap
Dividend Income Fund, Small-MidCap Growth Fund, Spectrum Preferred and Capital Securities Income Fund, and SystematEx International
Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional,
R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4,
R-5, and R-6 classes of shares. Certain detailed financial information for Class A and Class C shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective September 11, 2017, the initial purchase of $10,000 of Class J shares of Blue Chip Fund was made by the Principal Global
Investors, LLC (the “Manager”).
Effective September 29, 2017, Blue Chip Fund acquired all the assets and assumed all the liabilities of LargeCap Growth Fund II, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on September 20, 2017. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 68,251,000 shares from LargeCap Growth Fund II for 23,823,000 shares valued at $484,960,000 of Blue Chip Fund at an approximate exchange rate of .28, .36, .32, .30, .32, .33, .34 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5
classes of shares, respectively. LargeCap Growth Fund II R-1, R-2 and R-3 classes of shares were merged into Blue Chip Fund R-3 class of shares. The investment securities of LargeCap Growth Fund II, with a fair value of approximately $460,792,000 and a cost of $435,339,000 and $24,277,000 cash were the primary assets acquired by Blue Chip Fund on September 29, 2017. For financial reporting purposes, assets received, and shares issued by Blue Chip Fund were recorded at fair value; however, the cost basis of the investments received from
LargeCap Growth Fund II were maintained through the reorganization. The net assets of LargeCap Growth Fund II and Blue Chip Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately
$484,962,000 ($4,594,000 of accumulated realized gain) and $1,774,803,000 ($67,323,000 of accumulated realized gain), respectively. The aggregate net assets of Blue Chip Fund immediately following the acquisition were $2,259,765,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on September 1, 2017, the beginning of the fiscal year for Blue Chip Fund, Blue Chip Fund’s pro forma results of operations for the period ended August 31, 2018, would have been $1,499,000 of net investment income, $635,281,000 of net realized and unrealized gain on investments, and $636,780,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund II that have been included in Blue Chip Fund’s statement of operations since September 29, 2017.
Effective August 24, 2018, Class T shares discontinued operations and were redeemed or liquidated.
Effective December 31, 2018, the initial purchase of $10,000 of Class A shares of EDGE MidCap Fund was made by the Manager.
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Global Opportunities Fund and Opportunistic
Municipal Fund.
Effective June 12, 2019, the initial purchase of $5,000,000 of Institutional shares of Small-MidCap Growth Fund was made by the Principal
Financial Services, Inc.
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
50
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Certain of the Funds invest in Institutional Class shares of other series of the Fund (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August
31, 2019:
Diversified Real Asset Fund
Euro 7 .2%
Canadian Dollar 5 .1
Global Multi-Strategy Fund
Euro 6 .2%

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
51
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits
Global Opportunities Fund
Hong Kong Dollar 7 .0%
Euro 6 .7
Swiss Franc 6 .6
International Equity Index Fund
Euro 30 .7%
Japanese Yen 23 .8
British Pound Sterling 15 .8
Swiss Franc 9 .4
Australian Dollar 6 .9
International Small Company Fund
Japanese Yen 25 .3%
Euro 24 .1
British Pound Sterling 15 .8
Canadian Dollar 10 .8
Origin Emerging Markets Fund
Hong Kong Dollar 31 .4%
Brazilian Real 11 .7
New Taiwan Dollar 10 .7
Indian Rupee 6 .9
Small-MidCap Dividend Income Fund
Canadian Dollar 5 .7%
SystematEx International Fund
Euro 32 .8%
Japanese Yen 26 .3
British Pound Sterling 15 .4
Australian Dollar 8 .5
Swiss Franc 7 .9
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
52
distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent
book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2019 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries’ investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2019, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. Effective August 17, 2018, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification . The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of August 31, 2019, the Funds have adopted the new amendments.
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2018-13, Fair Value
Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of August 31, 2019, the Funds have adopted the removal and modification of disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of September 1, 2019. The adoption of the ASU is not expected to have a material impact on the financial statements.
Net Assets
Percent of Consolidated Fund’s
Net Assets
DRA Cayman Corporation $373,712 9.86%
GMS Cayman Corporation 10,584 0.79
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
53
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the SEC, the Funds and other registered investment companies managed by the
Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds
Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). There were no outstanding borrowings as of August
31, 2019. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
During the year ended August 31, 2019, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended August 31, 2019, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of August 31, 2019 .
During the year ended August 31, 2019 , Funds borrowing against the line of credit were as follows (amounts in thousands):
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Blue Chip Fund $6 2.57%
Bond Market Index Fund 967 2.67
Diversified Real Asset Fund 417 2.93
EDGE MidCap Fund 62 2.93
Global Multi-Strategy Fund 1,373 2.97
Global Opportunities Fund 19 2.56
International Equity Index Fund 26 2.87
International Small Company Fund 19 2.99
Origin Emerging Markets Fund 25 3.01
Small-MidCap Dividend Income Fund 111 2.85
Spectrum Preferred and Capital Securities Income Fund 121 2.95
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
Blue Chip Fund $742 2.88%
Diversified Real Asset Fund 123 2.96
Global Opportunities Fund 68 2.81
International Equity Index Fund 9 2.81
Opportunistic Municipal Fund 52 2.90
Origin Emerging Markets Fund 228 2.80
Small-MidCap Dividend Income Fund 627 3.04
Spectrum Preferred and Capital Securities Income Fund 3,122 2.95
SystematEx International Fund 29 2.79
Average Daily
Borrowing Balance
Weighted Average
Annual Interest Rate
Diversified Real Asset Fund $3 3.55%
Global Multi-Strategy Fund 182 3.45
Global Opportunities Fund 2 3.53
International Equity Index Fund 2 3.43
Opportunistic Municipal Fund 2 3.55
Small-MidCap Dividend Income Fund 45 3.53
Spectrum Preferred and Capital Securities Income Fund 54 3.55

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
54
a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Global Multi-Strategy Fund and Spectrum Preferred and Capital Securities Income Fund invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”) , such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund financial instruments that are subject to Master Netting Agreements or similar agreements.
As of August 31, 2019, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund
Bank of America NA
Foreign Currency Contracts $ 3 5 $ (57) $ (2 2 )
Total Return Swaps 294
**
— 294
$ 3 29 $ (57) $ 27 2 $ — $ 27 2
Barclays Bank PLC
Foreign Currency Contracts 416 (716) (300)
Purchased Interest Rate Swaptions 1,966 — 1,966
Written Interest Rate Swaptions — (2,19 5 ) (2,19 5 )
$ 2,382 $ (2,9 11 ) $ (52 9 )
$ 300 ^^
$ (229)
BMO Capital Markets
Foreign Currency Contracts — (2) (2)
$ — $ (2) $ (2) $ — $ (2)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
55
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund (continued)
BNP Paribas
Foreign Currency Contracts $ 326 $ (12) $ 314
$ 326 $ (12) $ 314 $ — $ 314
Citigroup Inc
Foreign Currency Contracts 15 (361) (346)
$ 15 $ (361) $ (346) $ — $ (346)
Deutsche Bank AG
Foreign Currency Contracts 297 (42 5 ) (128)
Purchased Interest Rate Swaptions 461 — 461
Purchased Options 25 — 25
Written Interest Rate Swaptions — (1,874) (1,874)
$ 783 $ (2,299) $ (1,516)
$ 105 ^^
$ (1, 411 )
Goldman Sachs & Co
Foreign Currency Contracts 11 (87) (76)
$ 11 $ (87) $ (76) $ — $ (76)
HSBC Securities Inc
Foreign Currency Contracts 678 (83) 59 5
$ 678 $ (83) $ 59 5 $ — $ 59 5
JPMorgan Chase
Foreign Currency Contracts 4, 473 (5, 094 ) (621)
Purchased Interest Rate Swaptions 1,101 — 1,101
Purchased Options 2 — 2
Written Interest Rate Swaptions — (42 1 ) (42 1 )
Written Options — (4 49 ) (4 49 )
$ 5, 576 $ ( 5 , 964 ) $ (388)
$ 388 ^^
$ —
M3 Capital Partners
Total Return Swaps 357
**
— 35 7
$ 357 $ — $ 35 7 $ — $ 35 7
Morgan Stanley & Co
Foreign Currency Contracts 2,53 4 (2, 389 ) 145
Purchased Interest Rate Swaptions 749 — 749
Purchased Options 416 — 416
Written Interest Rate Swaptions — (35 1 ) (35 1 )
Written Options — (75) (75)
$ 3,69 9 $ (2, 815 ) $ 884
$ (690) ^
$ 194
Nomura Securities
Foreign Currency Contracts 1 — 1
$ 1 $ — $ 1 $ — $ 1
Royal Bank of Scotland
Foreign Currency Contracts 4 (13) (9)
$ 4 $ (13) $ (9) $ — $ (9)
Societe Generale
Total Return Swaps 96
**
— 9 6
$ 96 $ — $ 9 6 $ — $ 9 6
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 38 (39) (1)
$ 38 $ (39) $ (1) $ — $ (1)
Toronto Dominion Bank
Foreign Currency Contracts 2,312 (2,146) 166
Written Options — (51) (51)
$ 2, 312 $ (2,1 97 ) $ 1 15
$ ( 1 15 ) ^
$ —
UBS AG
Foreign Currency Contracts 1 (1 5 ) (14)
$ 1 $ (1 5 ) $ (14) $ — $ (14)
Total OTC $ 16, 608 $ (1 6,855 ) $ (247) $ — $ (2 47 )
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 9,9 79 (6,47 2 ) 3,50 7
Interest Rate Swaps 29 7 (247) 50
Purchased Interest Rate Swaptions 1,191 — 1,191
Purchased Options 14 — 14
Written Interest Rate Swaptions — (755) (755)
Written Options — (36) (36)
$ 11,48 1 $ (7,51 0 ) $ 3,9 71
$ (750) ^
$ 3, 221
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
56
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Global Multi-Strategy Fund (continued)
Bank of New York Mellon
Foreign Currency Contracts $ 2,86 4 $ (1, 674 ) $ 1,1 90
$ 2,86 4 $ (1, 674 ) $ 1,1 90 $ — $ 1,1 90
Barclays Bank PLC
Foreign Currency Contracts 3,40 7 (4,1 58 ) (75 1 )
Interest Rate Swaps 6 (389) (383)
Purchased Options 165 — 165
Written Options — (260) (260)
$ 3,57 8 $ (4,8 07 ) $ (1,2 29 )
$ 1,229 ^^
$ —
BNP Paribas
Foreign Currency Contracts 389 — 389
$ 389 $ — $ 389 $ — $ 389
Citigroup Inc
Credit Default Swaps 482 — 482
Foreign Currency Contracts 170 (27 9 ) (10 9 )
Purchased Options 404 — 404
Written Options — (223) (223)
$ 1,05 6 $ (50 2 ) $ 55 4
$ ( 22 9 ) ^
$ 325
Credit Agricole
Foreign Currency Contracts — (12) (12)
$ — $ (12) $ (12) $ — $ (12)
Credit Suisse
Foreign Currency Contracts 75 — 75
$ 75 $ — $ 75 $ — $ 75
Deutsche Bank AG
Foreign Currency Contracts 17 (20) (3)
Purchased Options 335 — 335
Written Options — (212) (212)
$ 352 $ (232) $ 1 20 $ — $ 1 20
Goldman Sachs & Co
Credit Default Swaps 1,099 (655) 444
Equity Basket Swaps 15 4 (26 1 ) (10 7 )
Foreign Currency Contracts 188 (208) (20)
Purchased Options 25 8 — 25 8
Total Return Swaps — (24 5 ) (24 5 )
Written Options — (273) (273)
$ 1, 699 $ (1,64 2 ) $ 5 7 $ — $ 5 7
HSBC Securities Inc
Foreign Currency Contracts 1,688 (1,40 3 ) 28 5
Total Return Swaps 377 — 37 7
$ 2, 065 $ (1,4 03 ) $ 662 $ — $ 662
JPMorgan Chase
Foreign Currency Contracts 1,89 7 (1,472) 42 5
Purchased Options 69 — 69
Written Options — (47) (47)
$ 1,96 6 $ (1,519) $ 44 7 $ — $ 44 7
Merrill Lynch
Credit Default Swaps 7 7 — 7 7
Foreign Currency Contracts 15 (15 5 ) (1 40 )
Purchased Options 7 3 — 7 3
$ 16 5 $ (15 5 ) $ 1 0 $ — $ 1 0
Morgan Stanley & Co
Credit Default Swaps 49 (27) 22
Equity Basket Swaps 3,2 27 (58 1 ) 2,64 6
Foreign Currency Contracts 32 7 (55) 272
Interest Rate Swaps 1 (8 5 ) (84)
Purchased Options 246 — 246
Written Options — (109) (109)
$ 3,8 50 $ (8 57 ) $ 2 , 993 $ — $ 2 , 993
National Australia Bank
Foreign Currency Contracts 3 8 — 3 8
$ 3 8 $ — $ 3 8 $ — $ 3 8
Nomura Securities
Purchased Options 1,526 — 1,526
Written Options — (597) (597)
$ 1,526 $ (597) $ 929 $ — $ 929
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
57
Financial Derivative Instrument: Repurchase Agreements and Reverse Repurchase Agreements
Global Multi-Strategy Fund
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of August 31, 2019, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Global Multi-Strategy Fund (continued)
Standard Chartered Hong Kong
Purchased Options $ 56 8 $ — $ 56 8
Written Options — (118) (118)
$ 56 8 $ (118) $ 4 50 $ — $ 4 50
State Street Financial Global Markets
Foreign Currency Contracts 1 10 — 1 10
$ 1 10 $ — $ 1 10 $ — $ 1 10
UBS AG
Equity Basket Swaps 41 6 — 416
Foreign Currency Contracts 1 5 (13 3 ) (11 8 )
Written Options — (251) (251)
$ 43 1 $ (38 4 ) $ 47 $ — $ 47
Total OTC $ 32,2 13 $ (21,4 12 ) $ 10, 801 $ — $ 10,801
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
**
Contains derivatives owned by the Cayman subsidiary.
^
The counterparty has pledged cash to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^
The fund has pledged cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
Counterparty
Repurchase Agreement
Proceeds to be Received
Payable for Reverse
Repurchase Agreements Net Receivable/(Payable)
Collateral
(Received)/Pledged Net Exposure
Barclays Bank $5,724 $(5,481) $243 $782 $1,025
Merrill Lynch 362,524 (648,617) (286,093) 295,904 —
Repurchase
Agreements
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ — $ 2,99 2 $ 8,651 $ — $ — $ 11 , 64 3
Global Multi-Strategy Fund 1,372 20 , 325 37,617 2,320 161,355 222 , 989
International Equity Index Fund — 28 3 — — — 28 3
Spectrum Preferred and Capital Securities
Income Fund — 4,549 — — — 4,549
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
58
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2019, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the
“floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the floating rate notes issued as of August 31, 2019 was $5,428,000. The average outstanding balance for the liability during the year ended August 31, 2019 was $6,017,000 at a weighted average annual interest rate of 2.27%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments.
Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price.
If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total
Deposits from
Counterparty
Bond Market Index Fund $ — $ 33 $ 33
Diversified Real Asset Fund 1,480 — 1,480
Global Multi-Strategy Fund 1,208 — 1,208
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
59
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the year, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital Securities
Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
60
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.
While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the reverse repurchase agreements payable is categorized as Level 2 within the disclosure hierarchy. The average amount of borrowings outstanding during the period ended August 31, 2019 was $457,504,000 at a weighted average interest rate of 2.355%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of August 31, 2019, the Funds had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of
Fund Security Type
Remaining
Contractual Tenor
Payable for Reverse
Repurchase Agreement
Global Multi-Strategy Fund Corporate Bonds Overnight and Continuous $ 6,653
U.S. Treasury and Agency Securities Overnight and Continuous 622,173
Corporate Bonds Greater than 90 Days 5,472
Non-U.S. Sovereign Bonds Greater than 90 Days 18,105
U.S. Treasury and Agency Securities Greater than 90 Days 1,695
Gross amount of recognized liabilities for reverse repurchase agreements
$ 654,098
Market Value Collateral Value
Blue Chip Fund $ 427 $ 458
Bond Market Index Fund — 2,892
EDGE MidCap Fund 1,001 995
Global Opportunities Fund 125 128
International Equity Index Fund 4,184 4,394
International Small Company Fund 19,052 19,98 4
Origin Emerging Markets Fund 139 141
Small-MidCap Dividend Income Fund 37,363 39,374
Spectrum Preferred and Capital Securities
Income Fund 1 4 , 591 15,032
SystematEx International Fund 2 2
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
61
income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities as applicable.
As of August 31, 2019, the commitments were as follows (amounts in thousands):
Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Unfunded Loan Commitment Unrealized gain/loss
Diversified Real Asset Fund $ 536 $ (2)
Global Multi-Strategy Fund 173 (6)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
62
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
63
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2019 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of August 31, 2019, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Fund
Total Percentage of
Outstanding Shares Owned
Blue Chip Fund 52.94%
Bond Market Index Fund 89.41
Diversified Real Asset Fund 15.38
EDGE MidCap Fund 93.01
Global Multi-Strategy Fund 40.26
International Equity Index Fund 51.83
International Small Company Fund 91.02
Origin Emerging Markets Fund 57.96
Spectrum Preferred and Capital Securities
Income Fund 7.33
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
64
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives August 31, 2019 Liability Derivatives August 31, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 12,703
*
Payables, Total distributable earnings (accumulated loss)
$ 8,287
*
Foreign exchange contracts Receivables
$ 11,584
Payables
$ 12,014
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 9,927
*
Payables, Total distributable earnings (accumulated loss)
$ 15,721
*
Total
$ 34,214 $ 36,022
Global Multi-Strategy Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 2,442
*
Payables, Total distributable earnings (accumulated loss)
$ 45
*
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,707
Payables, Total distributable earnings (accumulated loss)
$ 682
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 8,691
*
Payables, Total distributable earnings (accumulated loss)
$ 3,036
*
Foreign exchange contracts Receivables
$ 24,939
*
Payables
$ 18,167
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 5,060
*
Payables, Total distributable earnings (accumulated loss)
$ 10,253
*
Total
$ 42,839 $ 32,183
International Equity Index Fund
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 86
*
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,156
Payables, Total distributable earnings (accumulated loss)
$ 4,516
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ (62,648) $ 258
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, and
Options and swaptions/Net change in unrealized
appreciation/(depreciation) of Investments,
Foreign currency contracts, and Options and
swaptions
$ 4,323 $ 546
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (6,274) $ (5,321)
Total $ (64,599) $ (4,517)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
65
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The
Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures contracts to mitigate interest rate volatility.
The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
August 31, 2019 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Global Multi-Strategy Fund
Commodity contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ (836) $ 1,264
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (939) $ (1,269)
Equity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (9,038) $ 8,280
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, Futures
contracts, Options and swaptions, and Swap
agreements/Net change in unrealized appreciation/
(depreciation) of Investments, Foreign currency
contracts, Futures contracts, and Options and
swaptions
$ 10,207 $ 983
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ 8,575 $ (5,838)
Total $ 7,969 $ 3,420
International Equity Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (46) $ (25)
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions/Net change in unrealized appreciation/
(depreciation) of Investments and Options and
swaptions
$ (6,760) $ (72)
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$431,482
Futures - Short
287,441
Total Return Swaps - Receive Floating Rate
235,338
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
887,775
Foreign Currency Contracts - Contracts to Deliver
917,150
Purchased Options
20,614
Written Options
79,189
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
556,953
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
327,085
Futures - Long
90,560
Futures - Short
94,281
Purchased Capped Options
46,306
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
66
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund (continued)
Interest Rate Contracts (continued)
Purchased Interest Rate Swaptions
$179,672
Purchased Options
984
Written Capped Options
45,695
Written Interest Rate Swaptions
681,552
Written Options
790
Global Multi-Strategy Fund
Commodity Contracts Futures - Long 41,697
Futures - Short 55,781
Synthetic Futures – Long 2,777
Synthetic Futures - Short 8,514
Credit Contracts Credit Default Swaps – Buy Protection 75,542
Credit Default Swaps – Sell Protection 5,550
Exchange Cleared Credit Default Swaps – Buy Protection 29,437
Exchange Cleared Credit Default Swaps – Sell Protection 5,674
Equity Contracts Futures - Long 86,103
Futures - Short 186,745
Purchased Options 385
Synthetic Futures - Long 3,101
Synthetic Futures - Short 4,703
Total Return Equity Basket Swaps 387,903
Total Return Swaps – Pay Floating Rate 3,053
Total Return Swaps – Receive Floating Rate 5,325
Written Options 301
Foreign Exchange Contracts
Currency Swaps - Contracts to Accept
6,055
Currency Swaps - Contracts to Deliver
6,065
Foreign Currency Contracts - Contracts to Accept
921,776
Foreign Currency Contracts - Contracts to Deliver
1,211,398
Futures - Long
4,449
Futures - Short
5,541
Purchased Options
231,260
Written Options
108,850
Interest Rate Contacts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 263,229
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 302,613
Futures - Long 1,181,194
Futures - Short 623,188
Interest Rate Swaps - Pay Floating Rate 33,468
Interest Rate Swaps - Receive Floating Rate 32,083
Purchased Interest Rate Swaptions 63,027
Purchased Options 6,885
Synthetic Futures - Long 34,536
Synthetic Futures - Short 60,372
Total Return Swaps – Pay Floating Rate 16,147
Total Return Swaps – Receive Floating Rate 17,761
Written Interest Rate Swaptions 33,560
Written Options 6,693
International Equity Index Fund
Equity Contracts Futures - Long 6,285
Spectrum Preferred and Capital Securities Income
Fund
Equity Contracts Futures - Long 72,234
Futures - Short 48,827
Purchased Options 5,885
Written Options 5,673
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
67
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
68
the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2019 in valuing the Funds' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 4,318,268 $ — $ — $ 4,318,268
Investment Companies 14,968 — — 14,968
Total investments in securities $ 4,333,236 $ — $ — $ 4,333,236
Bond Market Index Fund
Bonds* — 686,961 — 686,961
Investment Companies 110,850 — — 110,850
Municipal Bonds* — 15,993 — 15,993
U.S. Government & Government Agency Obligations* — 1,365,952 — 1,365,952
Total investments in securities $ 110,850 $ 2,068,906 $ — $ 2,179,756
Diversified Real Asset Fund
Bonds* — 439,551 — 439,551
Commodity Indexed Structured Notes* — 17,013 — 17,013
Common Stocks
Basic Materials 169,853 169,252 — 339,105
Communications 5,983 1,966 20 7,969
Consumer, Cyclical 18,072 9,809 33 27,914
Consumer, Non-cyclical 46,945 77,321 42 124,308
Energy 415,481 127,365 — 542,846
Financial 229,243 139,402 — 368,645
Industrial 95,462 83,292 165 178,919
Technology 7,086 — — 7,086
Utilities 190,762 221,826 — 412,588
Convertible Bonds* — 278 — 278
Investment Companies 125,465 — — 125,465
Senior Floating Rate Interests* — 534,8 10 — 534,8 10
U.S. Government & Government Agency Obligations* — 677,641 — 677,641
Purchased Interest Rate Swaptions — 4,277 — 4,277
Purchased Capped Options — 20 — 20
Purchased Options 229 443 — 672
Total investments in securities $ 1,304,581 $ 2,504,266 $ 260 $ 3,809,107
Assets
Commodity Contracts
Futures** 11,956 — — 11,956
Total Return Swaps — 747 — 747
Foreign Exchange Contracts
Foreign Currency Contracts — 11,141 — 11,141
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 5,382 — 5,382
Futures** 19 — — 19
Liabilities
Commodity Contracts
Futures** (8,287) — — (8,287)
Foreign Exchange Contracts
Foreign Currency Contracts — (11,439) — (11,439)
Written Options — (575) — (575)
Interest Rate Contracts
Capped Options — (21) — (21)
Exchange Cleared Interest Rate Swaps** — (8,446) — (8,446)
Futures** (2,230) — — (2,230)
Interest Rate Swaptions — (4,841) — (4,841)
Written Options (183) — — (183)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
69
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
EDGE MidCap Fund
Common Stocks
Basic Materials $ 31,649 $ — $ — $ 31,649
Communications 5,219 7,755 — 12,974
Consumer, Cyclical 95,484 — — 95,484
Consumer, Non-cyclical 100,417 — — 100,417
Energy 24,837 — — 24,837
Financial 147,334 — — 147,334
Industrial 129,146 — — 129,146
Technology 90,956 — — 90,956
Utilities 41,739 — — 41,739
Investment Companies 20,938 — — 20,938
Total investments in securities $ 687,719 $ 7,755 $ — $ 695,474
Global Multi-Strategy Fund
Bonds* — 457,046 999 458,045
Common Stocks
Basic Materials 15,057 23,526 — 38,583
Communications 42,701 16,672 332 59,705
Consumer, Cyclical 42,760 24,839 26 67,625
Consumer, Non-cyclical 80,693 31,481 — 112,174
Diversified 54 648 — 702
Energy 15,816 5,693 — 21,509
Financial 59,592 27,558 2,443 89,593
Industrial 42,806 29,520 — 72,326
Technology 49,638 12,124 338 62,100
Utilities 4,505 4,923 — 9,428
Convertible Bonds* — 17,137 — 17,137
Convertible Preferred Stocks
Communications — — 221 221
Consumer, Cyclical — — 58 58
Consumer, Non-cyclical 700 — — 700
Energy — 177 — 177
Investment Companies 163,240 11,159 — 174,399
Municipal Bonds* — 636 — 636
Preferred Stocks
Basic Materials — 106 — 106
Communications — — 3 3
Consumer, Cyclical — 1,032 — 1,032
Financial 147 — 903 1,050
Industrial — — — —
Technology — — 144 144
Repurchase Agreements* — 368,248 — 368,248
Senior Floating Rate Interests* — 83,914 — 83,914
U.S. Government & Government Agency Obligations* — 804,176 — 804,176
Purchased Interest Rate Swaptions — 1,191 — 1,191
Purchased Options 2,700 3,658 — 6,358
Total investments in securities $ 520,409 $ 1,925,464 $ 5,467 $ 2,451,340
Short Sales
Bonds — (37,677) — (37,677)
Common Stocks
Basic Materials (7,435) (7,636) — (15,071)
Communications (8,093) (4,808) — (12,901)
Consumer, Cyclical (11,070) (11,157) — (22,227)
Consumer, Non-cyclical (25,727) (9,120) — (34,847)
Diversified — (446) — (446)
Energy (11,441) (607) — (12,048)
Financial (16,746) (11,145) — (27,891)
Industrial (17,697) (15,180) — (32,877)
Technology (11,683) (2,639) — (14,322)
Utilities (19,691) (3,306) — (22,997)
Investment Companies (1,097) — — (1,097)
U.S. Government & Government Agency Obligations — (428,657) — (428,657)
Total Short Sales $ (130,680) $ (532,378) $ — $ (663,058)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
70
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Reverse Repurchase Agreements $  — $  (654,098) $  — $  (654,098)
Assets
Credit Contracts
Credit Default Swaps $ — $ 1,707 $ — $ 1,707
Commodity Contracts
Futures** 2,442 — — 2,442
Equity Contracts
Futures** 2,472 — — $ 2,472
Total Return Equity Basket Swaps — 3,797 — 3,797
Foreign Exchange Contracts
Foreign Currency Contracts — 21,179 — 21,179
Futures** 102 — — 102
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 430 — 430
Futures** 2,480 — — 2,480
Interest Rate Swaps — 304 — 304
Total Return Swaps — 377 — 377
Liabilities
Credit Contracts
Credit Default Swaps — (682) — (682)
Commodity Contracts
Futures** (45) — — (45)
Equity Contracts
Futures** (861) — — (861)
Total Return Swaps — (245) — (245)
Total Return Equity Basket Swaps — (842) — (842)
Written Options (1,088) — — (1,088)
Foreign Exchange Contracts
Foreign Currency Contracts — (16,041) — (16,041)
Written Options — (2,126) — (2,126)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (6,666) — (6,666)
Futures** (1,727) — — (1,727)
Interest Rate Swaps — (721) — (721)
Interest Rate Swaptions — (755) — (755)
Written Options (384) — — (384)
Global Opportunities Fund
Common Stocks
Basic Materials 184 — — 184
Communications 1,857 566 — 2,423
Consumer, Cyclical 717 1,063 — 1,780
Consumer, Non-cyclical 1,793 1,441 — 3,234
Energy 848 489 — 1,337
Financial 2,023 1,200 — 3,223
Industrial 752 485 — 1,237
Technology 841 397 — 1,238
Utilities 163 163 — 326
Investment Companies 156 — — 156
Total investments in securities $ 9,334 $ 5,804 $ — $ 15,138
International Equity Index Fund
Common Stocks
Basic Materials — 65,851 — 65,851
Communications 529 63,638 — 64,167
Consumer, Cyclical 348 129,026 — 129,374
Consumer, Non-cyclical 2,067 286,753 — 288,820
Diversified — 3,568 — 3,568
Energy — 55,054 — 55,054
Financial 537 229,598 — 230,135
Industrial — 138,827 — 138,827
Technology 3,698 41,294 — 44,992
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
71
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Utilities $ — $ 40,979 $ — $ 40,979
Investment Companies 27,000 — — 27,000
Preferred Stocks
Basic Materials — 193 — 193
Consumer, Cyclical — 3,386 — 3,386
Consumer, Non-cyclical — 1,424 — 1,424
Industrial — 568 — 568
Total investments in securities $ 34,179 $ 1,060,159 $ — $ 1,094,338
Liabilities
Equity Contracts
Futures** (86) — — (86)
International Small Company Fund
Common Stocks
Basic Materials 19,362 40,071 — 59,433
Communications — 46,332 — 46,332
Consumer, Cyclical 9,267 130,550 — 139,817
Consumer, Non-cyclical 12,893 132,244 — 145,137
Energy 13,221 21,537 — 34,758
Financial 14,940 198,837 — 213,777
Industrial 19,018 127,509 — 146,527
Technology 12,518 49,400 — 61,918
Utilities 5,753 19,249 — 25,002
Investment Companies 40,279 — — 40,279
Total investments in securities $ 147,251 $ 765,729 $ — $ 912,980
Opportunistic Municipal Fund
Investment Companies 2,177 — — 2,177
Municipal Bonds* — 140,222 — 140,222
Total investments in securities $ 2,177 $ 140,222 $ — $ 142,399
Origin Emerging Markets Fund
Common Stocks
Basic Materials 33,603 32,657 — 66,260
Communications 62,985 57,544 — 120,529
Consumer, Cyclical 16,229 63,168 — 79,397
Consumer, Non-cyclical 44,409 49,391 — 93,800
Energy 2,945 56,370 — 59,315
Financial 56,895 186,597 — 243,492
Industrial 5,178 99,384 — 104,562
Technology 111,592 114,529 — 226,121
Utilities — 47,504 — 47,504
Investment Companies 40,776 — — 40,776
Preferred Stocks 13,501 — — 13,501
Total investments in securities $ 388,113 $ 707,144 $ — $ 1,095,257
Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials 120,152 — — 120,152
Consumer, Cyclical 304,728 — — 304,728
Consumer, Non-cyclical 179,388 — — 179,388
Energy 120,477 — — 120,477
Financial 790,263 19,061 — 809,324
Government 23,669 — — 23,669
Industrial 278,133 — — 278,133
Technology 164,219 — — 164,219
Utilities 136,061 — — 136,061
Investment Companies 67,292 — — 67,292
Total investments in securities $ 2,184,382 $ 19,061 $ — $ 2,203,443
Small-MidCap Growth Fund
Common Stocks* 5,101 — — 5,101
Investment Companies 53 — — 53
Total investments in securities $ 5,154 $ — $ — $ 5,154
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
72
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each fund's average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund
Bonds* $ — $ 4,497,971 $ — $ 4,497,971
Convertible Preferred Stocks
Financial — 39,255 — 39,255
Investment Companies 106,602 — — 106,602
Preferred Stocks
Communications 33,894 125,610 — 159,504
Consumer, Non-cyclical — 24,830 — 24,830
Energy 13,709 — — 13,709
Financial 553,069 41,255 — 594,324
Government 7,020 61,039 — 68,059
Industrial 27,703 — — 27,703
Utilities 143,787 26,769 — 170,556
Purchased Options 1,156 — — 1,156
Total investments in securities $ 886,940 $ 4,816,729 $ — $ 5,703,669
Liabilities
Interest Rate Contracts
Written Options (4,516) — — (4,516)
SystematEx International Fund
Common Stocks
Basic Materials — 4,698 — 4,698
Communications — 2,861 — 2,861
Consumer, Cyclical — 9,931 — 9,931
Consumer, Non-cyclical 146 13,852 — 13,998
Diversified — 470 — 470
Energy — 3,814 — 3,814
Financial 547 11,371 — 11,918
Industrial — 4,554 — 4,554
Technology — 2,865 — 2,865
Utilities — 1,026 — 1,026
Investment Companies 388 — — 388
Total investments in securities $ 1,081 $ 55,442 $ — $ 56,523
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
EDGE MidCap Fund .75% .73% .71% .70%
Global Opportunities Fund .85 .83 .81 .80
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Origin Emerging Markets Fund 1.20 1.18 1.16 1.15
Small-MidCap Growth Fund .70 .68 .66 .65
SystematEx International Fund .60 .58 .56 .55
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
73
*Prior to July 1, 2019, the annual rate was .25%.
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:
* Prior to November 1, 2018, the contractual limit was .81%.
** Prior to December 31, 2018, the contractual limit was .90% and .62% for Class A and Institutional, respectively.
^ From December 31, 2018 (date operations commenced for A shares) to February 28, 2019, the contractual limit was 1.20%.
^^Prior to March 1, 2019, the contractual limit was .90%.
# Prior to December 31, 2018, the contractual limit was 1.75% and 1.25% for Class A and Institutional, respectively.
## Period from June 12, 2019 (date operations commenced) to August 31, 2019.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments,
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Blue Chip Fund .70% .68% .66% .65% .64% .63%
Diversified Real Asset Fund .85 .83 .81 .80 .79 .78
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Small-MidCap Dividend Income Fund .80 .78 .76 .75 .74 .73
Spectrum Preferred and Capital Securities Income Fund .75 .73 .71 .70 .69 .68
All Net Assets
Bond Market Index Fund .14%*
International Equity Index Fund .25
Period from September 1, 2018 through August 31, 2019
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66%* December 30, 2019
Bond Market Index Fund
N/A N/A .16 December 30, 2019
Diversified Real Asset Fund
1.22% 1.97% .85 December 30, 2019
EDGE MidCap Fund
1.10^ N/A .77^^ December 30, 2020
Global Multi-Strategy Fund
N/A 2.75 1.63 December 30, 2019
Global Opportunities Fund
1.50 N/A .85 December 30, 2019
International Equity Index Fund
N/A N/A .31 December 30, 2019
International Small Company Fund
1.60 N/A 1.20 December 30, 2019
Opportunistic Municipal Fund
.84** N/A .56** December 30, 2019
Origin Emerging Markets Fund
1.60# N/A 1.20# December 30, 2019
Small-MidCap Dividend Income Fund
1.13 1.88 .86 December 30, 2019
Small-MidCap Growth Fund
N/A N/A .83## December 30, 2020
Spectrum Preferred and Capital Securities
Income Fund
N/A N/A .81 December 30, 2019
SystematEx International Fund
N/A N/A .75 December 30, 2019
Period from September 1, 2018 through August 31, 2019
Class J R-1 R-2 R-3 R-4 R-5 Expiration
Bond Market Index Fund .71% 1.04% .91% .73% .54% .42% December 30, 2019
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
74
acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
*Prior to December 31, 2018, the contractual limit was .02%.
In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees. The expense limit will reduce the Funds’ management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
^ Prior to November 1, 2018, there was no contractual limit.
* Prior to December 31, 2018, there was no contractual limit.
#Prior to March 1, 2019, there was no contractual limit.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and
Spectrum Preferred and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, EDGE MidCap Fund, Global Opportunities Fund,
Period from September 1, 2018 through August 31, 2019
R-6 Expiration
Blue Chip Fund .01% December 30, 2019
Diversified Real Asset Fund .02 December 30, 2019
EDGE MidCap Fund .02 December 30, 2020
Global Multi-Strategy Fund .02 December 30, 2019
International Equity Index Fund .04* December 30, 2019
International Small Company Fund .04* December 30, 2019
Origin Emerging Markets Fund .04* December 30, 2019
Small-MidCap Dividend Income Fund .02 December 30, 2019
Spectrum Preferred and Capital Securities
Income Fund
.02 December 30, 2019
SystematEx International Fund .04* December 30, 2019
Expiration
Blue Chip Fund .10%^ December 30, 2020
Bond Market Index Fund .10 June 30, 2019
Diversified Real Asset Fund .03 December 30, 2019
Edge MidCap Fund .10# December 30, 2020
Global Multi-Strategy Fund .04 December 30, 2019
Opportunistic Municipal Fund .06* December 30, 2020
Origin Emerging Markets Fund .15* December 30, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
75
International Small Company Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the year ended August 31, 2019, were as follows (amounts in thousands):
Effective January 22, 2019, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At August 31, 2019, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $72,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2019 .
6. Capital Share Transactions
The following table reflects the conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class
C shares and dollars redeemed and Class A dollars sold) for the year ended August 31, 2019 (amounts in thousands).
7. Investment Transactions
For the year ended August 31, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class A Class C Class J
Blue Chip Fund $ 556 $ 21 $ 7
Bond Market Index Fund N/A N/A —
Diversified Real Asset Fund 11 1 N/A
EDGE MidCap Fund 23 N/A N/A
Global Multi-Strategy Fund 5 3 N/A
Global Opportunities Fund 9 1 N/A
International Small Company Fund 6 N/A N/A
Opportunistic Municipal Fund 15 — N/A
Origin Emerging Markets Fund 4 N/A N/A
Small-MidCap Dividend Income Fund 46 5 N/A
Spectrum Preferred and Capital Securities Income Fund 157 31 1
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Blue Chip Fund – – – 553 N/A N/A – – – 26,602
Bond Market Index Fund N/A N/A – 5,757 – – – – – N/A
Diversified Real Asset Fund – – N/A 102 N/A N/A 1 1 1 13,962
EDGE MidCap Fund – N/A N/A 54 N/A N/A N/A N/A N/A —
Global Multi-Strategy Fund – – N/A 42 N/A N/A N/A N/A N/A 1,416
Global Opportunities Fund – N/A N/A 1,886 N/A N/A N/A N/A N/A N/A
International Equity Index Fund N/A N/A N/A – – – – – – 43,651
International Small Company Fund – N/A N/A 173 N/A N/A N/A N/A N/A 571
Opportunistic Municipal Fund – N/A N/A 50 N/A N/A N/A N/A N/A N/A
Origin Emerging Markets Fund – N/A N/A – N/A N/A N/A N/A N/A 36,638
Small-MidCap Dividend Income Fund – – N/A 54 N/A N/A N/A N/A N/A 348
Small-MidCap Growth Fund N/A N/A N/A 500 N/A N/A N/A N/A N/A N/A
Spectrum Preferred and Capital Securities
Income Fund – – – – – – – – – 5,295
SystematEx International Fund N/A N/A N/A 28 N/A N/A N/A N/A N/A 5,900
Shares Dollars
Global Opportunities Fund 568 $ 1,887
Opportunistic Municipal Fund 670 7,020
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,203,349 $ 571,686 $ — $ —
Bond Market Index Fund 1,267,317 1,075,363 2,350 1,410
Diversified Real Asset Fund 2,0 04 , 339 2,0 77 , 245 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
76
For the year ended August 31, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2019 and August 31,
2018 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
EDGE MidCap Fund 128,745 125,560 — —
Global Multi-Strategy Fund 3,4 89 , 197 4,24 4 , 986 1,363,567 1,211,345
Global Opportunities Fund 55,948 725,109 — —
International Equity Index Fund 315,389 247,308 — —
International Small Company Fund 407,288 438,693 — —
Opportunistic Municipal Fund 94,874 76,265 — —
Origin Emerging Markets Fund 885,046 408,598 — —
Small-MidCap Dividend Income Fund 510,066 879,588 — —
Small-MidCap Growth Fund 6,635 1,670 — —
Spectrum Preferred and Capital Securities
Income Fund 1,039,124 1,146,862 — —
SystematEx International Fund 13,018 5,481 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 1,138,310 $ 938,852 $ 2,165 $ 1,614
Diversified Real Asset Fund 562,505 790,462 — —
Global Multi-Strategy Fund 4,306,508 3,855,535 1,938,229 2,172,389
Ordinary Income Tax-Exempt Income ^
Long-Term Capital
Gain * Return of Capital
2019 2018 2019 2018 2019 2018 2019 2018
Blue Chip Fund $ 344 $ 1,717 $ — $ — $ 218,577 $ 65,155 $ — $ —
Bond Market Index Fund 42,522 43,188 — — — — — —
Diversified Real Asset Fund 126,294 89,016 — — — — — —
EDGE MidCap Fund 9,632 2,589 — — 25,893 7,165 — —
Global Multi-Strategy Fund 94,178 66,313 — — 39,517 12,311 6,481 —
Global Opportunities Fund 16,851 78,458 — — — 13,245 — —
International Equity Index Fund 28,659 32,425 — — 8,607 4,624 — —
International Small Company Fund 24,796 45,565 — — 44,174 4,754 — —
Opportunistic Municipal Fund 4 1 4,556 4,519 — — — —
Origin Emerging Markets Fund 8,633 6,798 — — — — — —
Small-MidCap Dividend Income Fund 72,210 85,682 — — 267,714 98,725 — —
Spectrum Preferred and Capital
Securities Income Fund 280,911 286,109 — — — 8,667 — —
SystematEx International Fund 1,924 2,190 — — 5,076 1,384 — —
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
77
Distributable Earnings. As of August 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2019, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2019, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2019 , the Funds had late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 22,693 $ — $ 99,228 $ — $ 1,143,755 $ — $ 1,265,676
Bond Market Index Fund 36,759 — — (17,498) 100,753 — 120,014
Diversified Real Asset Fund 55,676 — — (158,141) (52,353) (357) (155,175)
EDGE MidCap Fund 3,907 — 20,413 — 91,457 — 115,777
Global Multi-Strategy Fund — — — (8,453) (12,548) (5,362) (26,363)
Global Opportunities Fund 615 — — (165) 10 — 460
International Equity Index Fund 26,083 — — (531) 36,090 — 61,642
International Small Company Fund 20,628 — — (15,907) 24,736 — 29,457
Opportunistic Municipal Fund — 76 — (836) 8,179 (14) 7,405
Origin Emerging Markets Fund 15,140 — — (107,500) 67,394 — (24,966)
Small- MidCap Dividend Income Fund 9,902 — 4,686 — 123,452 — 138,040
Small- MidCap Growth Fund — — — (91) 222 — 131
Spectrum Preferred and Capital Securities
Income Fund 4,446 — — (2,926) 247,882 40,151 289,553
SystematEx International Fund 1,347 — — (182) (1,364) — (199)
Short-Term Long-Term Total
Bond Market Index Fund $ 2,483 $ 15,015 $ 17,498
Diversified Real Asset Fund 148,465 9,676 158,141
International Small Company Fund 15,907 — 15,907
Opportunistic Municipal Fund 635 201 836
Origin Emerging Markets Fund 107,500 — 107,500
Small-MidCap Growth Fund 86 — 86
Spectrum Preferred and Capital
Securities Income Fund 2,926 — 2,926
Utilized
Bond Market Index Fund $ 2,881
Opportunistic Municipal Fund 995
Late Year
Ordinary
Loss
Post October
Capital Loss
Global Multi-Strategy Fund $ 6,169 $ 2,284
Global Opportunities Fund — 165
International Equity Index Fund — 531
Small- MidCap Growth Fund 5 —
SystematEx International Fund — 182
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
78
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At August 31, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 10, 2019, the Board of Directors approved the acquisition of the assets of the Global Opportunities Fund by the Diversified International Fund, a series of the Fund. The Proposed Merger, if approved by shareholders, is expected to occur on or about December 20, 2019. There were no other items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (34,548) $ 34,548
Diversified Real Asset Fund 43,740 (43,740)
EDGE MidCap Fund (2,592) 2,592
Global Multi-Strategy Fund 7,258 (7,258)
Global Opportunities Fund (136,064) 136,064
International Equity Index Fund (2,825) 2,825
International Small Company Fund (2,928) 2,928
Small-MidCap Dividend Income Fund (54,292) 54,292
SystematEx International Fund (2,746) 2,746
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation/
(Depreciation)
Cost for Federal
Income Tax
Purposes
Blue Chip Fund $ 1,193,887 $ (50,132) $ 1,143,755 $ 3,189,481
Bond Market Index Fund 104,877 (4,124) 100,753 2,079,003
Diversified Real Asset Fund 225,9 80 (326,250) (100, 270 ) 3,917,350
EDGE MidCap Fund 139,917 (48,460) 91,457 604,017
Global Multi-Strategy Fund 124,730 (137, 948 ) (13,218) 1,805, 604
Global Opportunities Fund 990 (954) 36 15,102
International Equity Index Fund 196,167 (160,017) 36,150 1,058,102
International Small Company Fund 98,626 (73,873) 24,753 888,227
Opportunistic Municipal Fund
*
9,139 (972) 8,167 128,791
Origin Emerging Markets Fund 125,274 (57,876) 67,398 1,027,859
Small-MidCap Dividend Income Fund 383,347 (259,894) 123,453 2,079,990
Small-MidCap Growth Fund 338 (116) 222 4,932
Spectrum Preferred and Capital Securities Income Fund 308,531 (60,649) 247,882 5,451,271
SystematEx International Fund 4,900 (6,260) (1,360) 57,883
* The fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
August 31, 2019
See accompanying notes.
79
INVESTMENT COMPANIES - 0.35% Shares Held Value (000's)
Money Market Funds - 0.35%
BlackRock Liquidity FedFund 2.01%
(a),(b)
458,190 $ 458
Principal Government Money Market Fund
1.97%
(a),(c)
14,510,110 14,510
$ 14,968
TOTAL INVESTMENT COMPANIES $ 14,968
COMMON STOCKS - 99.62% Shares Held Value (000's)
Aerospace & Defense - 4.16%
TransDigm Group Inc 335,217 180,454
Banks - 0.55%
First Republic Bank/CA 264,762 23,754
Beverages - 0.47%
Monster Beverage Corp
( d)
347,171 20,369
Biotechnology - 1.11%
Illumina Inc
( d)
170,516 47,973
Chemicals - 4.21%
Air Products & Chemicals Inc 134,649 30,420
Ecolab Inc 87,415 18,035
Linde PLC 591,956 111,826
Sherwin-Williams Co/The 42,515 22,395
$ 182,676
Commercial Services - 11.42%
Automatic Data Processing Inc 481,380 81,757
Gartner Inc
( d)
108,960 14,565
IHS Markit Ltd
( d)
327,050 21,458
Moody's Corp 375,111 80,866
PayPal Holdings Inc
( d)
1,732,037 188,879
S&P Global Inc 412,194 107,249
$ 494,774
Diversified Financial Services - 11.48%
Charles Schwab Corp/The 2,141,341 81,949
Mastercard Inc 719,246 202,374
Visa Inc 1,178,629 213,120
$ 497,443
Healthcare - Products - 3.84%
Danaher Corp 852,885 121,187
IDEXX Laboratories Inc
( d)
155,696 45,111
$ 166,298
Insurance - 8.22%
Aon PLC 106,028 20,660
Berkshire Hathaway Inc - Class B
( d)
1,163,577 236,683
Markel Corp
( d)
49,895 57,034
Progressive Corp/The 554,003 41,993
$ 356,370
Internet - 24.34%
Alphabet Inc - A Shares
( d)
10,119 12,047
Alphabet Inc - C Shares
( d)
274,158 325,727
Amazon.com Inc
( d)
213,880 379,913
Booking Holdings Inc
( d)
63,096 124,073
Facebook Inc
( d)
967,361 179,610
Shopify Inc
( d)
87,396 33,681
$ 1,055,051
Lodging - 2.00%
Hilton Worldwide Holdings Inc 940,318 86,857
Media - 0.27%
Walt Disney Co/The 86,663 11,895
Pipelines - 0.39%
Kinder Morgan Inc/DE 835,188 16,929
Private Equity - 5.38%
Brookfield Asset Management Inc 4,101,712 211,689
KKR & Co Inc 837,105 21,631
$ 233,320
REITs - 5.42%
American Tower Corp 769,602 177,155
Equinix Inc 65,846 36,629
SBA Communications Corp 80,283 21,068
$ 234,852
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3.10%
Costco Wholesale Corp 99,691 $ 29,385
Restaurant Brands International Inc 703,213 55,167
TJX Cos Inc/The 312,024 17,152
Yum! Brands Inc 279,465 32,636
$ 134,340
Semiconductors - 0.99%
NVIDIA Corp 256,128 42,904
Software - 12.27%
Adobe Inc
( d)
517,313 147,181
Microsoft Corp 1,555,155 214,394
salesforce.com Inc
( d)
964,601 150,545
Slack Technologies Inc
( d),(e)
694,441 19,889
$ 532,009
TOTAL COMMON STOCKS $ 4,318,268
Total Investments $ 4,333,236
Other Assets and Liabilities -  0.03% 1,388
TOTAL NET ASSETS - 100.00% $ 4,334,624
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these secur ities totaled $458 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 31.05%
Communications 24.61%
Consumer, Non-cyclical 16.84%
Technology 13.26%
Consumer, Cyclical 5.10%
Basic Materials 4.21%
Industrial 4.16%
Energy 0.39%
Money Market Funds 0.35%
Other Assets and Liabilities
0.03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
August 31, 2019
See accompanying notes.
80
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 1,766 $ 671,341 $ 658,597 $ 14,510
$ 1,766 $ 671,341 $ 658,597 $ 14,510
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 15 1 $ — $ — $ —
$ 15 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
81
INVESTMENT COMPANIES - 5.22% Shares Held Value (000's)
Exchange-Traded Funds - 1.57%
iShares MBS ETF 275,375 $ 29,878
SPDR Portfolio Intermediate Term Corporate
Bond ETF
97,065 3,437
$ 33,315
Money Market Funds - 3.65%
BlackRock Liquidity FedFund 2.01%
(a),(b)
2,891,669 2,892
Principal Government Money Market Fund
1.97%
(a),(c)
74,642,661 74,643
$ 77,535
TOTAL INVESTMENT COMPANIES $ 110,850
BONDS - 32.36%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Interpublic Group of Cos Inc/The
4.20%, 04/15/2024 $ 50 $ 54
Omnicom Group Inc / Omnicom Capital Inc
3.60%, 04/15/2026 500 531
3.63%, 05/01/2022 75 78
WPP Finance 2010
3.75%, 09/19/2024 75 78
$ 741
Aerospace & Defense - 0.57%
Boeing Co/The
2.30%, 08/01/2021 1,285 1,294
2.70%, 02/01/2027 110 113
2.80%, 03/01/2024 200 206
2.95%, 02/01/2030 140 146
3.25%, 02/01/2035 140 149
3.50%, 03/01/2039 200 214
3.75%, 02/01/2050 310 344
3.95%, 08/01/2059 375 423
5.88%, 02/15/2040 100 140
Embraer Netherlands Finance BV
5.05%, 06/15/2025 250 273
General Dynamics Corp
2.25%, 11/15/2022 400 405
3.00%, 05/11/2021 200 204
3.50%, 05/15/2025 200 215
L3Harris Technologies Inc
3.83%, 04/27/2025 200 214
4.95%, 02/15/2021
(d)
30 31
Lockheed Martin Corp
3.35%, 09/15/2021 500 513
3.55%, 01/15/2026 265 287
4.07%, 12/15/2042 105 124
4.09%, 09/15/2052 67 81
4.50%, 05/15/2036 685 831
4.70%, 05/15/2046 75 98
Northrop Grumman Corp
2.55%, 10/15/2022 705 716
3.20%, 02/01/2027 90 95
3.25%, 08/01/2023 75 78
3.25%, 01/15/2028 640 680
3.50%, 03/15/2021 30 31
5.05%, 11/15/2040 500 623
Raytheon Co
3.13%, 10/15/2020 30 30
4.70%, 12/15/2041 350 444
Rockwell Collins Inc
3.20%, 03/15/2024 75 78
4.80%, 12/15/2043 525 641
United Technologies Corp
2.30%, 05/04/2022 300 303
2.65%, 11/01/2026 25 26
3.65%, 08/16/2023 300 318
3.75%, 11/01/2046 500 555
4.05%, 05/04/2047 300 347
4.13%, 11/16/2028 270 309
4.50%, 06/01/2042 410 495
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
United Technologies Corp   (continued)
6.13%, 07/15/2038 $ 46 $ 65
$ 12,139
Agriculture - 0.36%
Altria Group Inc
3.80%, 02/14/2024 500 529
4.00%, 01/31/2024 500 534
4.25%, 08/09/2042 300 309
4.75%, 05/05/2021 500 522
4.80%, 02/14/2029 600 678
5.38%, 01/31/2044 25 30
6.20%, 02/14/2059 250 321
Archer-Daniels-Midland Co
4.02%, 04/16/2043 350 404
BAT Capital Corp
2.76%, 08/15/2022 535 542
3.56%, 08/15/2027 500 512
4.54%, 08/15/2047 300 301
Philip Morris International Inc
2.38%, 08/17/2022 90 91
2.75%, 02/25/2026 500 510
2.90%, 11/15/2021 400 407
3.25%, 11/10/2024 350 366
3.38%, 08/11/2025 350 368
4.13%, 03/04/2043 300 320
Reynolds American Inc
4.45%, 06/12/2025 220 238
5.70%, 08/15/2035 50 58
5.85%, 08/15/2045 50 56
6.15%, 09/15/2043 500 592
$ 7,688
Airlines - 0.03%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 15 16
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 140 148
Southwest Airlines Co
3.00%, 11/15/2026 350 358
$ 522
Apparel - 0.03%
NIKE Inc
3.88%, 11/01/2045 500 584
Automobile Asset Backed Securities - 0.23%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 1,000 1,008
GM Financial Automobile Leasing Trust 2018-1
2.61%, 01/20/2021 1,000 1,002
GM Financial Automobile Leasing Trust 2018-2
3.06%, 06/21/2021 885 890
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 428 428
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,524
$ 4,852
Automobile Manufacturers - 0.50%
American Honda Finance Corp
1.70%, 09/09/2021 500 498
Daimler Finance North America LLC
8.50%, 01/18/2031 500 748
Ford Motor Co
4.75%, 01/15/2043 750 677
Ford Motor Credit Co LLC
2.34%, 11/02/2020 500 498
3.34%, 03/18/2021 500 503
3.66%, 09/08/2024 725 725

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC   (continued)
4.25%, 09/20/2022 $ 200 $ 207
4.54%, 08/01/2026 750 763
5.11%, 05/03/2029 500 516
5.88%, 08/02/2021 100 105
General Motors Co
4.88%, 10/02/2023 80 86
5.00%, 04/01/2035 25 26
5.15%, 04/01/2038 160 166
5.20%, 04/01/2045 425 433
5.40%, 04/01/2048 375 388
6.25%, 10/02/2043 75 84
General Motors Financial Co Inc
3.45%, 01/14/2022 1,000 1,019
3.45%, 04/10/2022 50 51
3.55%, 07/08/2022 200 205
4.00%, 10/06/2026 75 77
4.20%, 11/06/2021 250 259
4.35%, 01/17/2027 525 544
Toyota Motor Corp
3.67%, 07/20/2028 500 561
Toyota Motor Credit Corp
1.90%, 04/08/2021 500 500
2.75%, 05/17/2021 500 507
3.30%, 01/12/2022 500 516
$ 10,662
Automobile Parts & Equipment - 0.02%
BorgWarner Inc
4.38%, 03/15/2045 300 319
Banks - 5.89%
Australia & New Zealand Banking Group Ltd/
New York NY
2.63%, 05/19/2022 300 306
Banco Santander SA
4.25%, 04/11/2027 450 488
Bank of America Corp
2.50%, 10/21/2022 75 76
2.63%, 04/19/2021 1,175 1,186
2.82%, 07/21/2023
(e)
75 77
3 Month USD LIBOR + 0.93%
2.88%, 04/24/2023
(e)
75 76
3 Month USD LIBOR + 1.02%
3.00%, 12/20/2023
(e)
516 530
3 Month USD LIBOR + 0.79%
3.19%, 07/23/2030
(e)
285 298
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 350 369
3.30%, 01/11/2023 1,175 1,221
3.42%, 12/20/2028
(e)
639 676
3 Month USD LIBOR + 1.04%
3.46%, 03/15/2025
(e)
500 525
3 Month USD LIBOR + 0.97%
3.50%, 04/19/2026 335 359
3.86%, 07/23/2024
(e)
200 212
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(e)
110 128
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(e)
75 82
3 Month USD LIBOR + 1.07%
3.97%, 02/07/2030
(e)
1,000 1,109
3 Month USD LIBOR + 1.21%
4.00%, 04/01/2024 400 433
4.00%, 01/22/2025 90 96
4.10%, 07/24/2023 75 81
4.24%, 04/24/2038
(e)
600 702
3 Month USD LIBOR + 1.81%
4.25%, 10/22/2026 800 873
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
4.27%, 07/23/2029
(e)
$ 640 $ 722
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(e)
255 311
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 98
5.70%, 01/24/2022 75 81
5.88%, 02/07/2042 60 86
6.11%, 01/29/2037 500 669
Bank of Montreal
2.55%, 11/06/2022 75 76
2.90%, 03/26/2022 500 511
3.30%, 02/05/2024 750 786
Bank of New York Mellon Corp/The
1.95%, 08/23/2022 700 699
Bank of Nova Scotia/The
2.45%, 03/22/2021 750 756
2.70%, 03/07/2022 105 107
2.70%, 08/03/2026 145 149
2.80%, 07/21/2021 500 508
3.40%, 02/11/2024 750 790
4.50%, 12/16/2025 60 66
Bank One Corp
8.00%, 04/29/2027 1,000 1,355
Barclays PLC
3.68%, 01/10/2023 200 203
3.93%, 05/07/2025
(e)
500 514
3 Month USD LIBOR + 1.61%
4.38%, 01/12/2026 380 401
4.97%, 05/16/2029
(e)
200 219
3 Month USD LIBOR + 1.90%
5.25%, 08/17/2045 750 840
BB&T Corp
2.50%, 08/01/2024 300 305
BNP Paribas SA
5.00%, 01/15/2021 400 415
BPCE SA
4.00%, 04/15/2024 750 809
Branch Banking & Trust Co
2.63%, 01/15/2022 1,000 1,014
3.80%, 10/30/2026 500 542
Canadian Imperial Bank of Commerce
2.55%, 06/16/2022 575 585
2.61%, 07/22/2023
(e)
220 222
3 Month USD LIBOR + 0.79%
Capital One NA
2.25%, 09/13/2021 650 651
Citibank NA
3.65%, 01/23/2024 500 532
Citigroup Inc
2.65%, 10/26/2020 750 755
2.70%, 03/30/2021 500 505
2.75%, 04/25/2022 390 397
2.90%, 12/08/2021 350 356
3.30%, 04/27/2025 400 423
3.40%, 05/01/2026 1,075 1,137
3.52%, 10/27/2028
(e)
90 95
3 Month USD LIBOR + 1.15%
3.67%, 07/24/2028
(e)
840 900
3 Month USD LIBOR + 1.39%
3.70%, 01/12/2026 75 81
3.88%, 01/24/2039
(e)
90 100
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 75 82
4.30%, 11/20/2026 75 82
4.45%, 09/29/2027 75 83
4.60%, 03/09/2026 1,075 1,183
4.65%, 07/30/2045 75 94

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
83
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.65%, 07/23/2048 $ 200 $ 251
4.75%, 05/18/2046 350 424
5.50%, 09/13/2025 845 968
6.68%, 09/13/2043 360 534
8.13%, 07/15/2039 474 792
Citizens Bank NA/Providence RI
2.55%, 05/13/2021 400 403
3.75%, 02/18/2026 250 270
Cooperatieve Rabobank UA
3.88%, 02/08/2022 500 522
5.25%, 05/24/2041 50 68
5.25%, 08/04/2045 550 713
Cooperatieve Rabobank UA/NY
2.75%, 01/10/2022 500 509
3.38%, 05/21/2025 500 539
Credit Suisse AG/New York NY
3.00%, 10/29/2021 325 331
3.63%, 09/09/2024 500 533
Credit Suisse Group Funding Guernsey Ltd
3.75%, 03/26/2025 1,000 1,057
3.80%, 09/15/2022 705 736
3.80%, 06/09/2023 500 525
Deutsche Bank AG/New York NY
3.95%, 02/27/2023 100 101
4.10%, 01/13/2026 750 749
4.25%, 10/14/2021 400 407
Development Bank of Japan Inc
2.00%, 10/19/2021 350 351
Discover Bank
3.20%, 08/09/2021 1,000 1,018
Fifth Third Bancorp
4.30%, 01/16/2024 50 54
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 300 301
Goldman Sachs Group Inc/The
2.63%, 04/25/2021 500 504
2.75%, 09/15/2020 250 251
3.00%, 04/26/2022 105 106
3.27%, 09/29/2025
(e)
75 78
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 300 314
3.69%, 06/05/2028
(e)
500 532
3 Month USD LIBOR + 1.51%
3.75%, 02/25/2026 75 80
3.81%, 04/23/2029
(e)
75 81
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 75 80
4.22%, 05/01/2029
(e)
365 404
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 575 620
4.41%, 04/23/2039
(e)
175 201
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 185
5.15%, 05/22/2045 375 455
5.25%, 07/27/2021 1,375 1,453
5.95%, 01/15/2027 700 838
6.13%, 02/15/2033 850 1,148
6.25%, 02/01/2041 220 312
6.75%, 10/01/2037 210 288
HSBC Bank USA NA/New York NY
5.63%, 08/15/2035 500 635
HSBC Holdings PLC
3.26%, 03/13/2023
(e)
500 511
3 Month USD LIBOR + 1.06%
3.40%, 03/08/2021 750 762
3.90%, 05/25/2026 500 535
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
3.97%, 05/22/2030
(e)
$ 300 $ 322
3 Month USD LIBOR + 1.61%
4.25%, 08/18/2025 750 794
4.58%, 06/19/2029
(e)
240 268
3 Month USD LIBOR + 1.53%
6.10%, 01/14/2042 600 879
6.50%, 09/15/2037 100 136
6.80%, 06/01/2038 500 707
HSBC USA Inc
3.50%, 06/23/2024 500 524
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 350 351
ING Groep NV
3.15%, 03/29/2022 200 205
3.55%, 04/09/2024 300 315
4.55%, 10/02/2028 300 344
JPMorgan Chase & Co
2.30%, 08/15/2021 860 862
2.40%, 06/07/2021 500 503
2.55%, 03/01/2021 1,500 1,512
2.78%, 04/25/2023
(e)
250 254
3 Month USD LIBOR + 0.94%
3.20%, 01/25/2023 132 137
3.21%, 04/01/2023
(e)
500 514
3 Month USD LIBOR + 0.70%
3.22%, 03/01/2025
(e)
75 78
3 Month USD LIBOR + 1.16%
3.51%, 01/23/2029
(e)
200 214
3 Month USD LIBOR + 0.95%
3.54%, 05/01/2028
(e)
500 536
3 Month USD LIBOR + 1.38%
3.56%, 04/23/2024
(e)
75 79
3 Month USD LIBOR + 0.73%
3.63%, 12/01/2027 500 531
3.80%, 07/23/2024
(e)
180 191
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 50 54
3.88%, 09/10/2024 75 80
3.88%, 07/24/2038
(e)
750 841
3 Month USD LIBOR + 1.36%
3.90%, 07/15/2025 425 462
3.90%, 01/23/2049
(e)
745 856
3 Month USD LIBOR + 1.22%
4.01%, 04/23/2029
(e)
350 389
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(e)
500 582
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(e)
230 259
3 Month USD LIBOR + 1.26%
4.45%, 12/05/2029
(e)
400 460
3 Month USD LIBOR + 1.33%
4.50%, 01/24/2022 100 106
5.60%, 07/15/2041 70 97
KeyBank NA/Cleveland OH
3.30%, 06/01/2025 500 529
Korea Development Bank/The
2.75%, 03/19/2023 500 514
3.25%, 02/19/2024 400 423
3.38%, 09/16/2025 500 537
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
260 188
1.50%, 06/15/2021 610 609
1.63%, 03/15/2021 2,535 2,535
2.00%, 05/02/2025 280 288
2.13%, 06/15/2022 2,500 2,543
2.13%, 01/17/2023 500 511

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
84
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau   (continued)
2.38%, 12/29/2022 $ 440 $ 453
2.50%, 02/15/2022 500 512
2.50%, 11/20/2024 300 315
2.75%, 09/08/2020 1,100 1,111
2.75%, 10/01/2020 1,000 1,011
2.88%, 04/03/2028 200 221
3.13%, 12/15/2021 750 777
Landwirtschaftliche Rentenbank
2.38%, 06/10/2025 750 785
2.50%, 11/15/2027 500 534
Lloyds Bank PLC
2.25%, 08/14/2022 200 200
Lloyds Banking Group PLC
3.00%, 01/11/2022 800 810
3.90%, 03/12/2024 500 524
4.55%, 08/16/2028 400 441
4.58%, 12/10/2025 575 603
4.65%, 03/24/2026 475 501
Mitsubishi UFJ Financial Group Inc
2.62%, 07/18/2022 200 202
2.76%, 09/13/2026 500 509
2.80%, 07/18/2024 200 205
2.95%, 03/01/2021 750 758
3.20%, 07/18/2029 200 210
3.75%, 07/18/2039 200 218
3.76%, 07/26/2023 1,000 1,057
Mizuho Financial Group Inc
2.27%, 09/13/2021 300 300
2.72%, 07/16/2023
(e)
200 202
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(e)
200 204
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(e)
800 834
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.50%, 04/21/2021 1,000 1,006
2.63%, 11/17/2021 750 758
2.72%, 07/22/2025
(e)
215 219
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 360 366
3.13%, 01/23/2023 220 227
3.13%, 07/27/2026 670 696
3.59%, 07/22/2028
(e)
90 96
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 95 102
3.70%, 10/23/2024 775 828
3.75%, 02/25/2023 150 158
3.77%, 01/24/2029
(e)
395 428
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 75 80
3.95%, 04/23/2027 25 27
4.00%, 07/23/2025 25 27
4.30%, 01/27/2045 320 379
4.35%, 09/08/2026 500 547
4.88%, 11/01/2022 650 699
5.00%, 11/24/2025 75 85
5.50%, 07/28/2021 510 541
5.75%, 01/25/2021 100 105
6.38%, 07/24/2042 200 296
MUFG Union Bank NA
3.15%, 04/01/2022 500 514
National Australia Bank Ltd/New York
2.50%, 05/22/2022 400 406
Oesterreichische Kontrollbank AG
1.50%, 10/21/2020 220 219
2.38%, 10/01/2021 750 762
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Bank NA
2.23%, 07/22/2022
(e)
$ 250 $ 251
3 Month USD LIBOR + 0.44%
2.70%, 11/01/2022 325 330
4.05%, 07/26/2028 400 448
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 110 112
3.30%, 03/08/2022 750 774
3.45%, 04/23/2029 300 325
Regions Financial Corp
3.20%, 02/08/2021 500 507
Royal Bank of Canada
2.35%, 10/30/2020 500 502
2.55%, 07/16/2024 110 112
4.65%, 01/27/2026 575 641
Royal Bank of Scotland Group PLC
3.50%, 05/15/2023
(e)
400 405
3 Month USD LIBOR + 1.48%
4.27%, 03/22/2025
(e)
500 522
3 Month USD LIBOR + 1.76%
4.44%, 05/08/2030
(e)
500 536
3 Month USD LIBOR + 1.87%
5.08%, 01/27/2030
(e)
400 448
3 Month USD LIBOR + 1.91%
6.00%, 12/19/2023 475 517
6.13%, 12/15/2022 200 216
Santander Holdings USA Inc
3.40%, 01/18/2023 75 77
3.70%, 03/28/2022 75 77
Santander UK Group Holdings PLC
3.57%, 01/10/2023 500 509
State Street Corp
2.65%, 05/19/2026 500 517
3.10%, 05/15/2023 50 52
3.30%, 12/16/2024 75 79
3.55%, 08/18/2025 275 296
3.70%, 11/20/2023 75 80
Sumitomo Mitsui Financial Group Inc
2.06%, 07/14/2021 590 589
2.44%, 10/19/2021 500 503
2.70%, 07/16/2024 600 610
2.78%, 07/12/2022 390 397
2.85%, 01/11/2022 1,050 1,067
3.01%, 10/19/2026 75 78
3.04%, 07/16/2029 200 207
3.36%, 07/12/2027 300 319
3.45%, 01/11/2027 130 138
SunTrust Bank/Atlanta GA
2.80%, 05/17/2022 300 306
SunTrust Banks Inc
4.00%, 05/01/2025 75 82
Svenska Handelsbanken AB
1.88%, 09/07/2021 1,000 996
Toronto-Dominion Bank/The
3.50%, 07/19/2023 500 530
3.62%, 09/15/2031
(e)
300 313
USD Swap Semi-Annual 5 Year + 2.21%
US Bancorp
2.40%, 07/30/2024 150 153
3.00%, 03/15/2022 50 51
3.00%, 07/30/2029 940 983
3.15%, 04/27/2027 525 563
Wells Fargo & Co
2.10%, 07/26/2021 500 500
3.00%, 01/22/2021 500 507
3.00%, 04/22/2026 490 507
3.00%, 10/23/2026 590 613
3.45%, 02/13/2023 500 519

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
3.55%, 09/29/2025 $ 75 $ 80
3.58%, 05/22/2028
(e)
375 402
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 500 541
4.15%, 01/24/2029 370 415
4.40%, 06/14/2046 350 406
4.65%, 11/04/2044 325 390
4.75%, 12/07/2046 250 306
4.90%, 11/17/2045 75 93
5.38%, 02/07/2035 325 425
5.38%, 11/02/2043 75 99
Wells Fargo Bank NA
2.60%, 01/15/2021 400 403
2.90%, 05/27/2022
(e)
500 507
3 Month USD LIBOR + 0.61%
3.55%, 08/14/2023 400 423
Westpac Banking Corp
2.00%, 08/19/2021 60 60
2.10%, 05/13/2021 390 391
2.70%, 08/19/2026 500 519
2.85%, 05/13/2026 500 521
4.11%, 07/24/2034
(e)
145 153
USD Swap Rate NY 5 Year + 2.00%
4.42%, 07/24/2039 145 162
$ 125,074
Beverages - 0.68%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 1,295 1,391
4.70%, 02/01/2036 575 668
4.90%, 02/01/2046 875 1,043
Anheuser-Busch InBev Finance Inc
3.30%, 02/01/2023 500 521
4.63%, 02/01/2044 75 86
Anheuser-Busch InBev Worldwide Inc
3.75%, 07/15/2042 750 772
4.00%, 04/13/2028 500 554
4.38%, 04/15/2038 75 85
4.60%, 04/15/2048 35 41
4.75%, 01/23/2029 470 549
4.75%, 04/15/2058 75 88
4.95%, 01/15/2042 25 30
5.45%, 01/23/2039 200 255
5.80%, 01/23/2059 495 675
8.20%, 01/15/2039 60 96
Coca-Cola Co/The
2.90%, 05/25/2027 500 533
Constellation Brands Inc
3.15%, 08/01/2029 90 93
3.20%, 02/15/2023 400 413
4.10%, 02/15/2048 300 324
Diageo Investment Corp
2.88%, 05/11/2022 780 800
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 515
4.06%, 05/25/2023 360 382
4.42%, 05/25/2025 75 82
4.99%, 05/25/2038 400 472
Molson Coors Brewing Co
2.10%, 07/15/2021 500 500
3.00%, 07/15/2026 105 106
4.20%, 07/15/2046 250 255
PepsiCo Inc
2.38%, 10/06/2026 590 605
2.63%, 07/29/2029 145 151
2.75%, 03/05/2022 355 365
2.75%, 03/01/2023 75 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc   (continued)
2.85%, 02/24/2026 $ 90 $ 94
3.00%, 10/15/2027 575 617
3.38%, 07/29/2049 645 706
3.60%, 08/13/2042 400 449
$ 14,393
Biotechnology - 0.41%
Amgen Inc
2.25%, 08/19/2023 60 60
2.65%, 05/11/2022 50 51
3.88%, 11/15/2021 500 517
4.10%, 06/15/2021 1,000 1,031
4.66%, 06/15/2051 390 464
5.15%, 11/15/2041 60 74
5.75%, 03/15/2040 530 695
Baxalta Inc
5.25%, 06/23/2045 250 329
Biogen Inc
2.90%, 09/15/2020 500 503
4.05%, 09/15/2025 160 174
5.20%, 09/15/2045 30 36
Celgene Corp
3.25%, 02/20/2023 85 88
3.45%, 11/15/2027 90 96
3.88%, 08/15/2025 790 857
3.90%, 02/20/2028 130 144
4.35%, 11/15/2047 210 252
4.55%, 02/20/2048 220 269
5.00%, 08/15/2045 305 387
Gilead Sciences Inc
1.95%, 03/01/2022 300 300
2.95%, 03/01/2027 240 249
3.50%, 02/01/2025 75 80
3.65%, 03/01/2026 75 81
3.70%, 04/01/2024 650 691
4.15%, 03/01/2047 25 28
4.60%, 09/01/2035 590 706
4.75%, 03/01/2046 425 517
$ 8,679
Building Materials - 0.03%
Johnson Controls International plc
5.13%, 09/14/2045 47 56
Masco Corp
4.45%, 04/01/2025 300 327
Owens Corning
4.30%, 07/15/2047 300 274
$ 657
Chemicals - 0.42%
Dow Chemical Co/The
3.00%, 11/15/2022 25 25
3.50%, 10/01/2024 250 262
4.38%, 11/15/2042 475 500
9.40%, 05/15/2039 380 625
DuPont de Nemours Inc
4.21%, 11/15/2023 400 431
4.49%, 11/15/2025 250 277
5.32%, 11/15/2038 145 179
5.42%, 11/15/2048 185 238
Eastman Chemical Co
4.65%, 10/15/2044 75 82
Ecolab Inc
5.50%, 12/08/2041 200 272
LYB International Finance BV
4.88%, 03/15/2044 530 587
LYB International Finance II BV
3.50%, 03/02/2027 300 310

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Mosaic Co/The
4.25%, 11/15/2023 $ 300 $ 317
5.45%, 11/15/2033 500 573
5.63%, 11/15/2043 25 28
Nutrien Ltd
3.00%, 04/01/2025 150 153
3.63%, 03/15/2024 550 579
5.25%, 01/15/2045 300 360
PPG Industries Inc
3.60%, 11/15/2020 50 51
Praxair Inc
2.20%, 08/15/2022 350 353
SASOL Financing USA LLC
5.88%, 03/27/2024 1,350 1,454
Sherwin-Williams Co/The
2.75%, 06/01/2022 394 400
2.95%, 08/15/2029 300 305
3.80%, 08/15/2049 125 128
Westlake Chemical Corp
5.00%, 08/15/2046 350 379
$ 8,868
Commercial Mortgage Backed Securities - 1.91%
BANK 2018-BNK13
4.22%, 08/15/2061
(g)
1,250 1,443
CFCRE Commercial Mortgage Trust 2017-C8
3.57%, 06/15/2050 1,000 1,083
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(g)
500 544
Citigroup Commercial Mortgage Trust
2015-GC33
3.52%, 09/10/2058 1,000 1,078
COMM 2012-CCRE2 Mortgage Trust
3.79%, 08/15/2045 200 208
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 501
COMM 2014-CCRE15 Mortgage Trust
4.07%, 02/10/2047
(g)
500 544
COMM 2014-CCRE20 Mortgage Trust
3.59%, 11/10/2047 302 325
COMM 2014-LC15 Mortgage Trust
4.20%, 04/10/2047 350 377
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 550 592
COMM 2015-DC1 Mortgage Trust
3.08%, 02/10/2048 500 522
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 500 529
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 967
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 2,000 2,190
Fannie Mae-Aces
2.30%, 09/25/2022
(g)
438 443
2.48%, 04/25/2022 351 355
2.51%, 11/25/2022
(g)
1,000 1,019
2.71%, 04/25/2023
(g)
185 190
2.92%, 04/25/2025
(g)
800 839
2.94%, 01/25/2026
(g)
1,601 1,691
3.09%, 12/25/2027
(g)
1,000 1,072
3.22%, 08/25/2024
(g)
918 969
3.50%, 07/25/2028
(g)
1,000 1,104
3.75%, 11/25/2028
(g)
250 281
4.33%, 03/25/2020
(g)
20 20
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass
Through Certificates
2.87%, 12/25/2021 $ 338 $ 343
3.02%, 02/25/2023 55 56
3.06%, 07/25/2023
(g)
150 156
3.17%, 10/25/2024 1,000 1,062
3.21%, 03/25/2025 1,248 1,336
3.24%, 04/25/2027 250 272
3.30%, 04/25/2023
(g)
500 525
3.41%, 12/25/2026 2,000 2,200
3.53%, 06/25/2020 335 337
3.92%, 09/25/2028
(g)
1,000 1,151
4.33%, 10/25/2020
(g)
497 507
GS Mortgage Securities Trust 2011-GC5
3.71%, 08/10/2044 375 383
GS Mortgage Securities Trust 2013-GCJ14
4.24%, 08/10/2046 50 54
GS Mortgage Securities Trust 2015-GC28
3.40%, 02/10/2048 600 640
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/10/2049 1,000 1,053
JPMBB Commercial Mortgage Securities Trust
2013-C14
4.41%, 08/15/2046
(g)
500 537
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.08%, 02/15/2047 50 54
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 500 511
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.30%, 08/15/2046
(g)
1,130 1,216
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
4.26%, 10/15/2046
(g)
500 541
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15
4.05%, 04/15/2047 580 629
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
3.25%, 02/15/2048 500 528
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 575 594
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,000 2,140
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 950 1,000
UBS Commercial Mortgage Trust 2012-C1
3.00%, 05/10/2045 18 18
3.40%, 05/10/2045 69 71
UBS Commercial Mortgage Trust 2018-C12
4.30%, 08/15/2051 2,000 2,319
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 50 51
UBS-Barclays Commercial Mortgage Trust
2012-C4
2.85%, 12/10/2045 100 103
WFRBS Commercial Mortgage Trust 2012-C7
2.30%, 06/15/2045 132 132
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046 500 523
WFRBS Commercial Mortgage Trust 2014-C20
4.00%, 05/15/2047 500 542
$ 40,470

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.19%
California Institute of Technology
4.32%, 08/01/2045 $ 50 $ 66
4.70%, 11/01/2111 250 350
Global Payments Inc
2.65%, 02/15/2025 140 141
3.20%, 08/15/2029 140 143
4.15%, 08/15/2049 70 74
IHS Markit Ltd
3.63%, 05/01/2024 223 232
Massachusetts Institute of Technology
3.89%, 07/01/2116 375 470
3.96%, 07/01/2038 185 218
4.68%, 07/01/2114 100 150
Moody's Corp
4.50%, 09/01/2022 500 531
5.25%, 07/15/2044 90 116
S&P Global Inc
4.00%, 06/15/2025 350 385
6.55%, 11/15/2037 30 43
Total System Services Inc
3.80%, 04/01/2021 500 510
4.80%, 04/01/2026 560 630
University of Southern California
5.25%, 10/01/2111 20 32
$ 4,091
Computers - 0.79%
Apple Inc
2.10%, 09/12/2022 75 76
2.25%, 02/23/2021 625 628
2.30%, 05/11/2022 290 294
2.40%, 01/13/2023 75 76
2.40%, 05/03/2023 75 77
2.45%, 08/04/2026 750 767
2.50%, 02/09/2022 105 107
2.75%, 01/13/2025 75 78
2.85%, 02/23/2023 750 775
2.85%, 05/11/2024 105 109
2.90%, 09/12/2027 375 394
3.00%, 11/13/2027 265 282
3.20%, 05/13/2025 560 597
3.20%, 05/11/2027 75 80
3.25%, 02/23/2026 825 883
3.35%, 02/09/2027 355 384
3.45%, 02/09/2045 375 406
3.75%, 09/12/2047 200 227
3.75%, 11/13/2047 120 137
3.85%, 05/04/2043 550 627
4.38%, 05/13/2045 80 98
4.65%, 02/23/2046 170 217
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(d)
300 313
4.42%, 06/15/2021
(d)
800 825
4.90%, 10/01/2026
(d)
300 321
5.30%, 10/01/2029
(d)
300 325
5.45%, 06/15/2023
(d)
105 114
6.02%, 06/15/2026
(d)
300 339
8.10%, 07/15/2036
(d)
220 279
8.35%, 07/15/2046
(d)
245 322
DXC Technology Co
4.75%, 04/15/2027 100 107
Hewlett Packard Enterprise Co
3.60%, 10/15/2020 320 325
4.90%, 10/15/2025 200 221
6.20%, 10/15/2035 75 87
6.35%, 10/15/2045 160 186
HP Inc
6.00%, 09/15/2041 355 398
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp
2.25%, 02/19/2021 $ 140 $ 141
2.50%, 01/27/2022 500 507
2.85%, 05/13/2022 500 512
3.00%, 05/15/2024 580 603
3.30%, 05/15/2026 400 424
3.45%, 02/19/2026 800 859
3.50%, 05/15/2029 400 434
4.00%, 06/20/2042 400 451
4.15%, 05/15/2039 195 225
4.25%, 05/15/2049 290 338
4.70%, 02/19/2046 145 179
Seagate HDD Cayman
4.75%, 06/01/2023 550 574
$ 16,728
Consumer Products - 0.01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 221
Clorox Co/The
3.80%, 11/15/2021 30 31
Kimberly-Clark Corp
2.40%, 03/01/2022 30 31
$ 283
Cosmetics & Personal Care - 0.12%
Colgate-Palmolive Co
2.45%, 11/15/2021 500 508
Procter & Gamble Co/The
1.70%, 11/03/2021 500 499
2.30%, 02/06/2022 500 507
2.45%, 11/03/2026 75 78
Unilever Capital Corp
3.50%, 03/22/2028 400 441
4.25%, 02/10/2021 500 516
$ 2,549
Credit Card Asset Backed Securities - 0.33%
American Express Credit Account Master Trust
1.93%, 09/15/2022 1,025 1,024
BA Credit Card Trust
2.70%, 07/17/2023 1,675 1,696
Barclays Dryrock Issuance Trust
2.20%, 12/15/2022 760 760
Capital One Multi-Asset Execution Trust
2.84%, 12/15/2024 1,000 1,028
Citibank Credit Card Issuance Trust
2.88%, 01/23/2023 605 614
Discover Card Execution Note Trust
2.39%, 07/15/2024 1,150 1,168
Synchrony Credit Card Master Note Trust
2.21%, 05/15/2024 250 252
2.97%, 03/15/2024 445 452
$ 6,994
Distribution & Wholesale - 0.03%
WW Grainger Inc
4.60%, 06/15/2045 500 598
Diversified Financial Services - 0.75%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 575 576
3.95%, 02/01/2022 200 207
Air Lease Corp
2.50%, 03/01/2021 100 100
3.00%, 09/15/2023 100 102
American Express Co
2.50%, 08/01/2022 1,075 1,090
2.50%, 07/30/2024 220 224
2.65%, 12/02/2022 75 76
2.75%, 05/20/2022 300 306
3.00%, 02/22/2021 300 304

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co   (continued)
4.05%, 12/03/2042 $ 500 $ 596
American Express Credit Corp
2.70%, 03/03/2022 75 77
Ameriprise Financial Inc
4.00%, 10/15/2023 775 833
BlackRock Inc
3.38%, 06/01/2022 30 31
4.25%, 05/24/2021 500 520
Brookfield Finance Inc
4.85%, 03/29/2029 500 567
Capital One Financial Corp
3.20%, 02/05/2025 60 62
3.30%, 10/30/2024 75 78
3.50%, 06/15/2023 40 42
4.25%, 04/30/2025 50 54
4.75%, 07/15/2021 400 418
Charles Schwab Corp/The
3.00%, 03/10/2025 300 312
CME Group Inc
3.00%, 09/15/2022 50 52
3.00%, 03/15/2025 575 606
Discover Financial Services
4.10%, 02/09/2027 75 81
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 500 497
3.37%, 11/15/2025 1,075 1,089
4.42%, 11/15/2035 1,075 1,093
Intercontinental Exchange Inc
2.75%, 12/01/2020 500 504
3.75%, 12/01/2025 75 81
4.00%, 10/15/2023 25 27
4.25%, 09/21/2048 105 129
International Lease Finance Corp
8.25%, 12/15/2020 300 322
Jefferies Group LLC
6.88%, 04/15/2021 280 299
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 490 496
Lazard Group LLC
4.50%, 09/19/2028 300 331
Legg Mason Inc
4.75%, 03/15/2026 500 551
5.63%, 01/15/2044 25 28
Mastercard Inc
3.38%, 04/01/2024 150 160
Private Export Funding Corp
2.80%, 05/15/2022 500 516
Synchrony Financial
4.25%, 08/15/2024 75 80
4.50%, 07/23/2025 575 618
Visa Inc
2.20%, 12/14/2020 375 377
2.75%, 09/15/2027 60 63
2.80%, 12/14/2022 75 77
3.15%, 12/14/2025 435 466
3.65%, 09/15/2047 500 583
4.15%, 12/14/2035 140 170
$ 15,871
Electric - 1.83%
AEP Texas Inc
3.95%, 06/01/2028 400 446
Alabama Power Co
4.30%, 07/15/2048 300 366
Ameren Illinois Co
2.70%, 09/01/2022 530 542
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Arizona Public Service Co
4.35%, 11/15/2045 $ 400 $ 478
Baltimore Gas & Electric Co
4.25%, 09/15/2048 200 247
Berkshire Hathaway Energy Co
3.75%, 11/15/2023 750 797
3.80%, 07/15/2048 125 139
6.13%, 04/01/2036 450 636
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 370
CenterPoint Energy Inc
2.50%, 09/01/2024 60 60
2.95%, 03/01/2030 100 101
3.70%, 09/01/2049 60 62
Commonwealth Edison Co
4.70%, 01/15/2044 150 191
Consolidated Edison Co of New York Inc
3.88%, 06/15/2047 300 335
4.30%, 12/01/2056 350 414
6.75%, 04/01/2038 530 791
Consumers Energy Co
3.10%, 08/15/2050
(h)
205 210
Dominion Energy Inc
4.05%, 09/15/2042 500 538
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 540 718
DTE Electric Co
3.70%, 03/15/2045 200 223
3.95%, 03/01/2049 300 360
DTE Energy Co
3.50%, 06/01/2024 500 525
Duke Energy Carolinas LLC
2.45%, 08/15/2029 175 177
3.20%, 08/15/2049 200 206
4.00%, 09/30/2042 280 319
5.30%, 02/15/2040 250 331
6.00%, 12/01/2028 500 632
Duke Energy Corp
1.80%, 09/01/2021 500 497
2.65%, 09/01/2026 90 91
3.15%, 08/15/2027 90 94
Duke Energy Florida LLC
3.20%, 01/15/2027 500 530
3.40%, 10/01/2046 200 213
Duke Energy Progress LLC
3.60%, 09/15/2047 440 480
4.38%, 03/30/2044 400 482
Edison International
2.95%, 03/15/2023 350 351
Emera US Finance LP
3.55%, 06/15/2026 300 317
4.75%, 06/15/2046 75 89
Entergy Corp
5.13%, 09/15/2020 30 31
Entergy Louisiana LLC
3.12%, 09/01/2027 300 317
3.25%, 04/01/2028 500 534
Entergy Texas Inc
4.00%, 03/30/2029 300 336
Evergy Inc
4.85%, 06/01/2021 30 31
Exelon Corp
3.40%, 04/15/2026 90 95
3.50%, 06/01/2022 90 92
4.95%, 06/15/2035 320 377
5.15%, 12/01/2020 500 514
Exelon Generation Co LLC
4.25%, 06/15/2022 500 525

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
89
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Corp
3.90%, 07/15/2027 $ 400 $ 430
4.85%, 07/15/2047 475 581
7.38%, 11/15/2031 60 86
Florida Power & Light Co
2.75%, 06/01/2023 500 515
3.70%, 12/01/2047 70 79
3.99%, 03/01/2049 300 359
4.05%, 10/01/2044 25 30
5.65%, 02/01/2037 250 340
Fortis Inc/Canada
3.06%, 10/04/2026 310 317
Georgia Power Co
2.00%, 09/08/2020 400 400
3.25%, 03/30/2027 750 782
Hydro-Quebec
8.05%, 07/07/2024 530 680
Kansas City Power & Light Co
4.13%, 04/01/2049 400 474
MidAmerican Energy Co
3.65%, 04/15/2029 300 336
Mississippi Power Co
4.25%, 03/15/2042 30 33
National Rural Utilities Cooperative Finance Corp
2.85%, 01/27/2025 100 104
3.05%, 02/15/2022 530 542
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 180 181
3.55%, 05/01/2027 475 508
5.65%, 05/01/2079
(e)
200 213
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
5.35%, 11/01/2039 30 41
NSTAR Electric Co
2.38%, 10/15/2022 500 506
3.20%, 05/15/2027 300 318
Oncor Electric Delivery Co LLC
5.25%, 09/30/2040 530 720
PacifiCorp
6.00%, 01/15/2039 500 716
PECO Energy Co
2.38%, 09/15/2022 330 336
3.70%, 09/15/2047 297 333
4.15%, 10/01/2044 400 476
Potomac Electric Power Co
3.60%, 03/15/2024 30 32
PPL Capital Funding Inc
3.50%, 12/01/2022 700 726
PPL Electric Utilities Corp
3.95%, 06/01/2047 300 346
Progress Energy Inc
3.15%, 04/01/2022 40 41
7.75%, 03/01/2031 500 723
PSEG Power LLC
8.63%, 04/15/2031 300 425
Public Service Co of Colorado
3.70%, 06/15/2028 200 223
3.80%, 06/15/2047 400 456
Public Service Electric & Gas Co
3.25%, 09/01/2023 200 210
3.65%, 09/01/2028 200 222
Puget Energy Inc
6.00%, 09/01/2021 500 534
Puget Sound Energy Inc
3.25%, 09/15/2049 700 723
San Diego Gas & Electric Co
4.50%, 08/15/2040 350 416
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Sempra Energy
4.00%, 02/01/2048 $ 70 $ 76
6.00%, 10/15/2039 394 516
Southern California Edison Co
2.85%, 08/01/2029 100 102
4.00%, 04/01/2047 70 76
4.65%, 10/01/2043 400 474
5.50%, 03/15/2040 350 445
5.95%, 02/01/2038 30 39
Southern Co/The
2.35%, 07/01/2021 430 431
2.95%, 07/01/2023 105 108
4.40%, 07/01/2046 50 56
Southern Power Co
2.50%, 12/15/2021 300 302
4.95%, 12/15/2046 300 341
Southwestern Electric Power Co
3.85%, 02/01/2048 300 327
4.10%, 09/15/2028 500 562
6.20%, 03/15/2040 390 544
Southwestern Public Service Co
4.50%, 08/15/2041 300 365
Tampa Electric Co
4.45%, 06/15/2049 300 375
Union Electric Co
3.65%, 04/15/2045 500 554
Virginia Electric & Power Co
2.88%, 07/15/2029 495 516
3.15%, 01/15/2026 500 527
WEC Energy Group Inc
3.55%, 06/15/2025 70 75
Xcel Energy Inc
4.00%, 06/15/2028 300 334
$ 38,868
Electronics - 0.04%
Arrow Electronics Inc
4.50%, 03/01/2023 30 31
Honeywell International Inc
2.15%, 08/08/2022 70 71
2.30%, 08/15/2024 595 608
2.70%, 08/15/2029 70 73
Tyco Electronics Group SA
7.13%, 10/01/2037 37 53
$ 836
Environmental Control - 0.10%
Republic Services Inc
2.50%, 08/15/2024 515 523
2.90%, 07/01/2026 500 520
Waste Management Inc
3.50%, 05/15/2024 1,000 1,061
4.15%, 07/15/2049 95 113
$ 2,217
Finance - Mortgage Loan/Banker - 0.98%
Fannie Mae
1.25%, 05/06/2021 300 299
1.38%, 02/26/2021 250 249
1.50%, 11/30/2020 500 499
1.88%, 12/28/2020 150 150
2.00%, 01/05/2022 500 505
2.13%, 04/24/2026 1,000 1,038
2.25%, 04/12/2022 500 510
2.50%, 02/05/2024 500 523
2.63%, 01/11/2022 500 513
2.63%, 09/06/2024 1,550 1,639
5.63%, 07/15/2037 65 98
6.63%, 11/15/2030 500 745
7.13%, 01/15/2030 250 377
7.25%, 05/15/2030 249 382

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Banks
1.13%, 07/14/2021 $ 950 $ 943
1.38%, 09/28/2020 750 747
1.38%, 02/18/2021 500 499
1.88%, 11/29/2021 1,250 1,260
2.50%, 02/13/2024 500 523
2.63%, 10/01/2020 1,500 1,515
3.00%, 10/12/2021 1,500 1,545
3.25%, 11/16/2028 1,000 1,136
5.50%, 07/15/2036 50 75
5.63%, 06/11/2021 65 70
Freddie Mac
1.88%, 11/17/2020 1,000 1,002
2.38%, 02/16/2021 750 758
2.38%, 01/13/2022 1,250 1,274
2.75%, 06/19/2023 1,000 1,046
6.25%, 07/15/2032 500 752
6.75%, 03/15/2031 43 65
$ 20,737
Food - 0.41%
Campbell Soup Co
3.95%, 03/15/2025 75 79
4.15%, 03/15/2028 500 540
Conagra Brands Inc
4.30%, 05/01/2024 500 537
4.85%, 11/01/2028 140 160
5.30%, 11/01/2038 85 100
5.40%, 11/01/2048 85 101
General Mills Inc
3.15%, 12/15/2021 30 31
3.70%, 10/17/2023 475 502
4.00%, 04/17/2025 75 81
4.20%, 04/17/2028 150 169
JM Smucker Co/The
3.00%, 03/15/2022 300 305
4.25%, 03/15/2035 300 327
Kellogg Co
2.65%, 12/01/2023 384 391
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 11
Kraft Heinz Foods Co
3.00%, 06/01/2026 285 280
3.50%, 06/06/2022 500 512
3.50%, 07/15/2022 500 511
3.95%, 07/15/2025 120 125
4.38%, 06/01/2046 345 331
4.63%, 01/30/2029 25 27
5.00%, 07/15/2035 75 80
5.00%, 06/04/2042 25 26
5.20%, 07/15/2045 475 501
6.50%, 02/09/2040 105 124
6.88%, 01/26/2039 20 24
Kroger Co/The
2.95%, 11/01/2021 500 508
4.45%, 02/01/2047 25 26
4.65%, 01/15/2048 300 322
5.15%, 08/01/2043 300 335
5.40%, 07/15/2040 30 34
Sysco Corp
3.30%, 07/15/2026 500 526
Tyson Foods Inc
3.55%, 06/02/2027 75 81
4.35%, 03/01/2029 500 572
4.88%, 08/15/2034 350 420
$ 8,699
Forest Products & Paper - 0.10%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 324
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Georgia-Pacific LLC
7.75%, 11/15/2029 $ 20 $ 29
8.00%, 01/15/2024 400 496
International Paper Co
3.65%, 06/15/2024 250 265
4.40%, 08/15/2047 250 266
7.30%, 11/15/2039 326 456
Suzano Austria GmbH
5.00%, 01/15/2030 350 361
$ 2,197
Gas - 0.10%
Atmos Energy Corp
4.13%, 10/15/2044 250 292
Dominion Energy Gas Holdings LLC
4.60%, 12/15/2044 200 242
NiSource Inc
4.38%, 05/15/2047 500 576
Southern California Gas Co
3.15%, 09/15/2024 500 525
Washington Gas Light Co
3.80%, 09/15/2046 500 554
$ 2,189
Hand & Machine Tools - 0.04%
Snap-on Inc
3.25%, 03/01/2027 500 530
Stanley Black & Decker Inc
3.40%, 12/01/2021 250 256
$ 786
Healthcare - Products - 0.39%
Abbott Laboratories
2.90%, 11/30/2021 460 469
3.75%, 11/30/2026 327 360
4.75%, 04/15/2043 300 375
4.90%, 11/30/2046 400 535
Baxter International Inc
2.60%, 08/15/2026 400 409
Becton Dickinson and Co
3.73%, 12/15/2024 781 831
4.67%, 06/06/2047 75 91
4.69%, 12/15/2044 59 70
Boston Scientific Corp
3.85%, 05/15/2025 950 1,026
Danaher Corp
4.38%, 09/15/2045 300 363
Koninklijke Philips NV
5.00%, 03/15/2042 30 37
Medtronic Inc
3.15%, 03/15/2022 421 435
3.50%, 03/15/2025 394 425
4.38%, 03/15/2035 222 270
4.63%, 03/15/2045 86 112
Stryker Corp
3.38%, 11/01/2025 75 80
3.50%, 03/15/2026 575 617
4.38%, 05/15/2044 25 30
Thermo Fisher Scientific Inc
2.95%, 09/19/2026 300 310
4.15%, 02/01/2024 600 645
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 275 281
3.55%, 04/01/2025 575 605
$ 8,376
Healthcare - Services - 0.61%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 331

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Aetna Inc
2.75%, 11/15/2022 $ 250 $ 253
2.80%, 06/15/2023 50 51
3.88%, 08/15/2047 60 60
6.63%, 06/15/2036 253 335
6.75%, 12/15/2037 205 278
AHS Hospital Corp
5.02%, 07/01/2045 400 536
Anthem Inc
3.50%, 08/15/2024 450 472
3.65%, 12/01/2027 360 382
4.10%, 03/01/2028 75 82
4.38%, 12/01/2047 300 336
4.65%, 01/15/2043 30 34
4.65%, 08/15/2044 650 748
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 153
Cigna Holding Co
3.88%, 10/15/2047 185 190
4.00%, 02/15/2022 600 624
Duke University Health System Inc
3.92%, 06/01/2047 300 362
HCA Inc
4.75%, 05/01/2023 500 537
5.25%, 06/15/2026 500 564
Humana Inc
3.13%, 08/15/2029 70 71
4.63%, 12/01/2042 500 574
Laboratory Corp of America Holdings
4.70%, 02/01/2045 250 284
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 150 187
4.20%, 07/01/2055 250 318
Northwell Healthcare Inc
3.98%, 11/01/2046 500 562
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 286
Trinity Health Corp
4.13%, 12/01/2045 250 299
UnitedHealth Group Inc
2.38%, 08/15/2024 250 254
2.88%, 03/15/2023 250 257
2.88%, 08/15/2029 150 156
3.10%, 03/15/2026 250 264
3.50%, 08/15/2039 175 187
3.70%, 08/15/2049 300 329
3.75%, 07/15/2025 440 479
4.25%, 06/15/2048 110 129
4.45%, 12/15/2048 95 115
4.70%, 02/15/2021 500 516
4.75%, 07/15/2045 500 624
6.50%, 06/15/2037 500 726
$ 12,945
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 269
Housewares - 0.04%
Newell Brands Inc
3.85%, 04/01/2023 50 52
4.20%, 04/01/2026 750 778
$ 830
Insurance - 0.80%
Aflac Inc
3.63%, 11/15/2024 300 321
Alleghany Corp
4.90%, 09/15/2044 500 594
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
3.28%, 12/15/2026 $ 300 $ 324
5.35%, 06/01/2033 350 453
American International Group Inc
3.75%, 07/10/2025 75 80
3.90%, 04/01/2026 500 537
4.20%, 04/01/2028 130 143
4.25%, 03/15/2029 300 333
4.38%, 01/15/2055 300 327
4.50%, 07/16/2044 75 86
4.88%, 06/01/2022 955 1,023
5.75%, 04/01/2048
(e)
400 423
3 Month USD LIBOR + 2.87%
Aon Corp
5.00%, 09/30/2020 480 494
Aon PLC
3.50%, 06/14/2024 250 264
4.75%, 05/15/2045 270 327
Athene Holding Ltd
4.13%, 01/12/2028 575 588
AXA Equitable Holdings Inc
4.35%, 04/20/2028 140 150
5.00%, 04/20/2048 90 98
AXA SA
8.60%, 12/15/2030 30 44
Berkshire Hathaway Finance Corp
4.20%, 08/15/2048 180 216
4.25%, 01/15/2021 350 362
5.75%, 01/15/2040 25 36
Berkshire Hathaway Inc
2.75%, 03/15/2023 25 26
3.13%, 03/15/2026 275 291
3.75%, 08/15/2021 750 776
4.50%, 02/11/2043 350 440
Brown & Brown Inc
4.50%, 03/15/2029 300 331
Chubb Corp/The
6.50%, 05/15/2038 326 488
Chubb INA Holdings Inc
2.70%, 03/13/2023 300 307
2.88%, 11/03/2022 500 515
CNA Financial Corp
5.75%, 08/15/2021 40 43
First American Financial Corp
4.60%, 11/15/2024 300 323
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 140 146
Manulife Financial Corp
4.15%, 03/04/2026 300 333
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 500 574
4.90%, 03/15/2049 110 142
MetLife Inc
3.60%, 11/13/2025 400 434
4.05%, 03/01/2045 450 515
4.13%, 08/13/2042 250 287
4.60%, 05/13/2046 50 62
4.88%, 11/13/2043 50 63
6.40%, 12/15/2066 430 502
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.75%, 08/23/2021 30 31
4.20%, 03/15/2048 400 487
4.35%, 04/25/2044 30 37

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
3.91%, 12/07/2047 $ 475 $ 529
4.35%, 02/25/2050 500 597
5.20%, 03/15/2044
(e)
400 419
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 280 374
Reinsurance Group of America Inc
4.70%, 09/15/2023 30 33
Travelers Cos Inc/The
4.00%, 05/30/2047 300 354
Voya Financial Inc
3.65%, 06/15/2026 335 356
$ 17,038
Internet - 0.24%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 260 273
3.60%, 11/28/2024 1,000 1,058
4.40%, 12/06/2057 240 286
Alphabet Inc
2.00%, 08/15/2026 500 504
3.63%, 05/19/2021 40 41
Amazon.com Inc
2.40%, 02/22/2023 300 305
2.50%, 11/29/2022 40 41
2.80%, 08/22/2024 75 78
3.15%, 08/22/2027 450 484
3.80%, 12/05/2024 75 82
3.88%, 08/22/2037 740 863
4.25%, 08/22/2057 75 96
4.80%, 12/05/2034 350 444
eBay Inc
2.60%, 07/15/2022 450 455
3.45%, 08/01/2024 60 63
4.00%, 07/15/2042 20 20
Expedia Group Inc
3.80%, 02/15/2028 90 95
$ 5,188
Iron & Steel - 0.10%
ArcelorMittal
3.60%, 07/16/2024 525 532
4.25%, 07/16/2029 65 66
Nucor Corp
4.00%, 08/01/2023 250 267
Vale Overseas Ltd
4.38%, 01/11/2022 300 310
6.25%, 08/10/2026 200 230
6.88%, 11/10/2039 550 694
$ 2,099
Leisure Products & Services - 0.04%
Harley-Davidson Inc
3.50%, 07/28/2025 300 314
Royal Caribbean Cruises Ltd
5.25%, 11/15/2022 300 327
7.50%, 10/15/2027 100 127
$ 768
Lodging - 0.09%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 143
3.50%, 08/18/2026 70 72
3.90%, 08/08/2029 140 144
Marriott International Inc/MD
2.30%, 01/15/2022 350 350
2.88%, 03/01/2021 600 605
Sands China Ltd
5.13%, 08/08/2025 500 554
$ 1,868
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining - 0.06%
Caterpillar Financial Services Corp
1.70%, 08/09/2021 $ 250 $ 249
1.93%, 10/01/2021 500 499
Caterpillar Inc
3.40%, 05/15/2024 500 532
3.80%, 08/15/2042 50 58
$ 1,338
Machinery - Diversified - 0.14%
Cummins Inc
4.88%, 10/01/2043 25 32
Deere & Co
3.90%, 06/09/2042 500 593
Dover Corp
5.38%, 03/01/2041 30 38
John Deere Capital Corp
2.75%, 03/15/2022 530 541
2.80%, 03/06/2023 500 515
2.80%, 07/18/2029 220 229
2.95%, 04/01/2022 250 256
3.35%, 06/12/2024 300 319
Roper Technologies Inc
2.35%, 09/15/2024 90 90
2.95%, 09/15/2029 75 76
Wabtec Corp
4.70%, 09/15/2028 300 335
$ 3,024
Media - 0.95%
CBS Corp
2.90%, 06/01/2023 1,000 1,021
4.20%, 06/01/2029 300 331
4.85%, 07/01/2042 300 345
7.88%, 07/30/2030 30 42
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.75%, 02/15/2028 500 517
4.46%, 07/23/2022 1,075 1,134
4.91%, 07/23/2025 70 77
5.05%, 03/30/2029 300 339
5.38%, 04/01/2038 50 56
5.38%, 05/01/2047 500 555
5.75%, 04/01/2048 210 245
6.38%, 10/23/2035 30 37
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022 20 25
Comcast Corp
2.35%, 01/15/2027 90 90
2.75%, 03/01/2023 50 51
2.85%, 01/15/2023 25 26
3.13%, 07/15/2022 610 632
3.15%, 03/01/2026 75 79
3.15%, 02/15/2028 260 274
3.38%, 02/15/2025 600 635
3.38%, 08/15/2025 300 319
3.55%, 05/01/2028 75 81
3.70%, 04/15/2024 440 471
3.90%, 03/01/2038 290 325
3.97%, 11/01/2047 105 118
4.00%, 03/01/2048 200 226
4.00%, 11/01/2049 90 102
4.05%, 11/01/2052 90 103
4.15%, 10/15/2028 545 618
4.50%, 01/15/2043 25 30
4.60%, 08/15/2045 270 326
4.65%, 07/15/2042 75 91
4.70%, 10/15/2048 570 714
5.65%, 06/15/2035 500 666
6.40%, 03/01/2040 500 708
6.45%, 03/15/2037 620 889

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
93
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Discovery Communications LLC
2.95%, 03/20/2023 $ 75 $ 77
3.95%, 06/15/2025 350 368
3.95%, 03/20/2028 500 525
5.00%, 09/20/2037 30 33
5.20%, 09/20/2047 300 339
6.35%, 06/01/2040 40 50
Fox Corp
4.03%, 01/25/2024
(d)
300 322
4.71%, 01/25/2029
(d)
300 347
5.48%, 01/25/2039
(d)
110 138
5.58%, 01/25/2049
(d)
140 182
Grupo Televisa SAB
5.00%, 05/13/2045 300 325
NBCUniversal Media LLC
2.88%, 01/15/2023 10 10
Thomson Reuters Corp
3.35%, 05/15/2026 400 416
5.85%, 04/15/2040 30 37
Time Warner Cable LLC
4.00%, 09/01/2021 55 56
4.50%, 09/15/2042 550 546
5.88%, 11/15/2040 400 455
6.55%, 05/01/2037 50 61
7.30%, 07/01/2038 60 77
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 28
TWDC Enterprises 18 Corp
2.75%, 08/16/2021 35 36
3.75%, 06/01/2021 525 541
7.00%, 03/01/2032 30 45
Viacom Inc
3.88%, 12/15/2021 530 548
4.38%, 03/15/2043 400 424
Walt Disney Co/The
3.38%, 11/15/2026
(d)
170 184
4.50%, 02/15/2021
(d)
500 518
4.75%, 11/15/2046
(d)
390 512
6.40%, 12/15/2035
(d)
50 72
6.90%, 08/15/2039
(d)
440 685
$ 20,255
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.25%, 06/15/2025 75 79
3.90%, 01/15/2043 193 220
$ 299
Mining - 0.18%
Barrick North America Finance LLC
5.75%, 05/01/2043 280 376
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 25 30
5.00%, 09/30/2043 525 694
Newmont Goldcorp Corp
3.50%, 03/15/2022 500 513
3.63%, 06/09/2021 30 31
3.70%, 03/15/2023 500 521
6.25%, 10/01/2039 100 137
Rio Tinto Alcan Inc
5.75%, 06/01/2035 400 525
6.13%, 12/15/2033 30 42
Rio Tinto Finance USA Ltd
3.75%, 06/15/2025 75 81
Southern Copper Corp
3.88%, 04/23/2025 500 523
5.88%, 04/23/2045 350 434
$ 3,907
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.32%
3M Co
1.75%, 02/14/2023 $ 585 $ 584
2.00%, 02/14/2025 340 339
2.38%, 08/26/2029 950 950
3.25%, 08/26/2049 100 101
Eaton Corp
2.75%, 11/02/2022 520 531
4.15%, 11/02/2042 95 108
General Electric Co
2.70%, 10/09/2022 75 75
3.10%, 01/09/2023 75 75
3.15%, 09/07/2022 500 503
4.13%, 10/09/2042 30 29
4.50%, 03/11/2044 575 581
4.63%, 01/07/2021 50 51
5.88%, 01/14/2038 300 346
6.15%, 08/07/2037 60 71
6.75%, 03/15/2032 310 380
Illinois Tool Works Inc
2.65%, 11/15/2026 90 94
3.50%, 03/01/2024 540 572
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/2026 250 262
Parker-Hannifin Corp
3.30%, 11/21/2024 300 315
3.50%, 09/15/2022 30 31
4.10%, 03/01/2047 250 282
Textron Inc
4.00%, 03/15/2026 500 537
$ 6,817
Oil & Gas - 1.77%
Anadarko Finance Co
7.50%, 05/01/2031 50 67
Anadarko Petroleum Corp
6.20%, 03/15/2040 480 589
6.45%, 09/15/2036 60 75
6.60%, 03/15/2046 60 79
Apache Corp
4.75%, 04/15/2043 280 271
BP Capital Markets America Inc
3.12%, 05/04/2026 75 79
3.25%, 05/06/2022 640 661
3.59%, 04/14/2027 75 81
3.79%, 02/06/2024 400 428
BP Capital Markets PLC
2.50%, 11/06/2022 75 76
3.28%, 09/19/2027 75 79
3.51%, 03/17/2025 75 80
3.72%, 11/28/2028 575 631
Canadian Natural Resources Ltd
3.80%, 04/15/2024 750 790
6.25%, 03/15/2038 400 514
Cenovus Energy Inc
3.00%, 08/15/2022 300 302
4.25%, 04/15/2027 300 313
Chevron Corp
2.36%, 12/05/2022 350 356
2.42%, 11/17/2020 175 176
2.95%, 05/16/2026 180 190
3.33%, 11/17/2025 165 178
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 500 511
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024 500 538
Concho Resources Inc
4.88%, 10/01/2047 475 552
ConocoPhillips
6.50%, 02/01/2039 490 720

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
94
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
ConocoPhillips Co
4.95%, 03/15/2026 $ 500 $ 581
ConocoPhillips Holding Co
6.95%, 04/15/2029 400 551
Continental Resources Inc/OK
4.38%, 01/15/2028 400 410
Devon Energy Corp
5.00%, 06/15/2045 75 88
5.60%, 07/15/2041 570 702
Ecopetrol SA
5.88%, 09/18/2023 1,040 1,157
5.88%, 05/28/2045 400 470
EOG Resources Inc
2.63%, 03/15/2023 480 490
4.15%, 01/15/2026 500 558
EQT Corp
3.90%, 10/01/2027 90 79
Equinor ASA
3.15%, 01/23/2022 1,800 1,852
3.63%, 09/10/2028 400 442
Exxon Mobil Corp
1.90%, 08/16/2022 400 403
2.02%, 08/16/2024 200 202
2.28%, 08/16/2026 400 405
2.44%, 08/16/2029 150 153
3.00%, 08/16/2039 150 154
Hess Corp
4.30%, 04/01/2027 300 314
7.13%, 03/15/2033 21 27
7.30%, 08/15/2031 349 435
HollyFrontier Corp
5.88%, 04/01/2026 500 556
Husky Energy Inc
4.00%, 04/15/2024 500 529
Kerr-McGee Corp
6.95%, 07/01/2024 400 473
Marathon Oil Corp
2.80%, 11/01/2022 75 76
3.85%, 06/01/2025 500 520
4.40%, 07/15/2027 300 323
Marathon Petroleum Corp
3.63%, 09/15/2024 500 525
5.00%, 09/15/2054 200 215
Newfield Exploration Co
5.63%, 07/01/2024 300 330
Nexen Inc
6.40%, 05/15/2037 730 1,037
7.50%, 07/30/2039 39 63
Noble Energy Inc
4.15%, 12/15/2021 750 774
Occidental Petroleum Corp
2.60%, 08/13/2021 70 70
2.70%, 08/15/2022 305 308
2.70%, 02/15/2023 75 75
2.90%, 08/15/2024 460 464
3.13%, 02/15/2022 25 25
3.20%, 08/15/2026 105 106
3.50%, 06/15/2025 500 514
3.50%, 08/15/2029 140 143
4.10%, 02/15/2047 500 496
4.30%, 08/15/2039 35 37
4.40%, 08/15/2049 20 21
Petroleos Mexicanos
4.25%, 01/15/2025 50 48
4.88%, 01/24/2022 1,180 1,199
5.35%, 02/12/2028 500 474
5.50%, 01/21/2021 300 306
5.50%, 06/27/2044 530 456
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos   (continued)
5.63%, 01/23/2046 $ 400 $ 341
6.50%, 03/13/2027 500 513
6.63%, 06/15/2035 525 511
6.75%, 09/21/2047 550 524
6.88%, 08/04/2026 300 315
Phillips 66
4.30%, 04/01/2022 75 79
4.88%, 11/15/2044 500 599
5.88%, 05/01/2042 30 40
Pioneer Natural Resources Co
3.95%, 07/15/2022 30 31
Shell International Finance BV
1.88%, 05/10/2021 545 545
2.88%, 05/10/2026 155 162
3.25%, 05/11/2025 355 377
3.50%, 11/13/2023 200 213
3.75%, 09/12/2046 90 103
3.88%, 11/13/2028 200 227
4.00%, 05/10/2046 75 88
4.13%, 05/11/2035 135 158
4.38%, 05/11/2045 575 704
6.38%, 12/15/2038 410 607
Suncor Energy Inc
4.00%, 11/15/2047 370 407
6.80%, 05/15/2038 364 520
6.85%, 06/01/2039 73 106
Total Capital International SA
2.22%, 07/12/2021 500 503
2.43%, 01/10/2025 75 77
2.83%, 01/10/2030 75 78
2.88%, 02/17/2022 475 486
3.46%, 02/19/2029 500 548
3.46%, 07/12/2049 75 81
Valero Energy Corp
4.00%, 04/01/2029 400 427
6.63%, 06/15/2037 60 79
7.50%, 04/15/2032 60 83
$ 37,504
Oil & Gas Services - 0.11%
Baker Hughes a GE Co LLC
3.20%, 08/15/2021 128 130
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 75 76
3.34%, 12/15/2027 135 138
Halliburton Co
3.25%, 11/15/2021 530 542
3.80%, 11/15/2025 220 233
5.00%, 11/15/2045 230 258
7.45%, 09/15/2039 26 37
National Oilwell Varco Inc
2.60%, 12/01/2022 475 475
3.95%, 12/01/2042 400 359
Schlumberger Investment SA
3.65%, 12/01/2023 75 79
$ 2,327
Packaging & Containers - 0.02%
WRKCo Inc
4.90%, 03/15/2029 400 457
Pharmaceuticals - 1.39%
AbbVie Inc
2.85%, 05/14/2023 40 41
2.90%, 11/06/2022 550 560
3.20%, 05/14/2026 390 399
3.60%, 05/14/2025 170 177
4.25%, 11/14/2028 140 153
4.30%, 05/14/2036 280 299

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
4.40%, 11/06/2042 $ 25 $ 26
4.45%, 05/14/2046 270 286
4.50%, 05/14/2035 245 267
4.70%, 05/14/2045 320 348
4.88%, 11/14/2048 170 191
Allergan Funding SCS
3.80%, 03/15/2025 395 415
3.85%, 06/15/2024 90 95
4.55%, 03/15/2035 170 183
4.75%, 03/15/2045 500 546
4.85%, 06/15/2044 30 33
AmerisourceBergen Corp
3.40%, 05/15/2024 30 31
AstraZeneca PLC
2.38%, 06/12/2022 500 504
3.38%, 11/16/2025 180 191
4.00%, 01/17/2029 400 450
4.00%, 09/18/2042 300 337
4.38%, 08/17/2048 60 73
6.45%, 09/15/2037 30 43
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
520 539
3.25%, 08/01/2042 515 523
3.40%, 07/26/2029
(d)
455 493
4.13%, 06/15/2039
(d)
195 227
4.25%, 10/26/2049
(d)
360 432
Cardinal Health Inc
3.41%, 06/15/2027 400 405
4.60%, 03/15/2043 430 419
Cigna Corp
3.20%, 09/17/2020 140 141
3.40%, 09/17/2021 100 103
3.75%, 07/15/2023 240 252
4.13%, 11/15/2025 170 185
4.38%, 10/15/2028 300 335
4.80%, 08/15/2038 170 197
4.90%, 12/15/2048 230 272
CVS Health Corp
2.13%, 06/01/2021 35 35
2.63%, 08/15/2024 140 141
2.75%, 12/01/2022 750 761
2.88%, 06/01/2026 60 60
3.00%, 08/15/2026 105 106
3.25%, 08/15/2029 140 142
3.50%, 07/20/2022 500 518
3.70%, 03/09/2023 530 554
3.88%, 07/20/2025 25 27
4.00%, 12/05/2023 50 53
4.10%, 03/25/2025 75 80
4.30%, 03/25/2028 955 1,041
5.05%, 03/25/2048 770 897
5.13%, 07/20/2045 315 366
Eli Lilly & Co
3.95%, 05/15/2047 400 466
5.50%, 03/15/2027 530 648
Express Scripts Holding Co
3.90%, 02/15/2022 500 521
4.75%, 11/15/2021 50 53
4.80%, 07/15/2046 500 576
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 199
3.63%, 05/15/2025 85 91
3.88%, 05/15/2028 165 185
6.38%, 05/15/2038 430 628
GlaxoSmithKline Capital PLC
2.88%, 06/01/2022 500 511
3.00%, 06/01/2024 400 416
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson
1.65%, 03/01/2021 $ 265 $ 265
2.45%, 03/01/2026 225 232
2.90%, 01/15/2028 75 80
2.95%, 03/03/2027 75 80
3.40%, 01/15/2038 500 547
3.50%, 01/15/2048 70 79
3.55%, 03/01/2036 750 838
3.70%, 03/01/2046 90 104
5.95%, 08/15/2037 75 109
McKesson Corp
2.70%, 12/15/2022 500 506
4.75%, 03/01/2021 100 103
4.88%, 03/15/2044 80 90
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 38
Merck & Co Inc
2.35%, 02/10/2022 50 51
2.40%, 09/15/2022 75 76
2.80%, 05/18/2023 75 78
3.90%, 03/07/2039 200 236
4.00%, 03/07/2049 140 170
Mylan NV
3.15%, 06/15/2021 825 834
3.95%, 06/15/2026 240 249
5.25%, 06/15/2046 230 253
Novartis Capital Corp
3.00%, 11/20/2025 90 95
4.40%, 05/06/2044 530 668
Pfizer Inc
1.95%, 06/03/2021 200 201
2.95%, 03/15/2024 300 313
3.00%, 12/15/2026 500 529
3.40%, 05/15/2024 100 107
3.45%, 03/15/2029 170 186
4.00%, 12/15/2036 45 52
4.00%, 03/15/2049 115 135
4.13%, 12/15/2046 575 688
4.20%, 09/15/2048 80 97
4.30%, 06/15/2043 225 271
4.40%, 05/15/2044 75 91
7.20%, 03/15/2039 60 95
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 300 312
Wyeth LLC
5.95%, 04/01/2037 60 84
6.50%, 02/01/2034 525 756
Zoetis Inc
3.25%, 02/01/2023 540 558
$ 29,502
Pipelines - 1.01%
Andeavor Logistics LP / Tesoro Logistics Finance
Corp
4.25%, 12/01/2027 300 317
5.20%, 12/01/2047 300 323
Boardwalk Pipelines LP
3.38%, 02/01/2023 30 30
Buckeye Partners LP
3.95%, 12/01/2026 500 445
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 105
7.50%, 04/15/2038 350 505
Enbridge Inc
4.25%, 12/01/2026 75 83
Energy Transfer Operating LP
4.05%, 03/15/2025 300 316
4.20%, 04/15/2027 300 318
4.90%, 03/15/2035 500 523

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
96
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer Operating LP   (continued)
5.30%, 04/15/2047 $ 300 $ 326
6.25%, 04/15/2049 155 192
6.50%, 02/01/2042 300 364
Energy Transfer Partners LP / Regency Energy
Finance Corp
5.00%, 10/01/2022 350 373
Enterprise Products Operating LLC
3.70%, 02/15/2026 400 430
4.15%, 10/16/2028 500 556
4.25%, 02/15/2048 110 120
4.45%, 02/15/2043 350 385
4.85%, 08/15/2042 400 460
5.20%, 09/01/2020 430 442
6.88%, 03/01/2033 39 54
EQM Midstream Partners LP
4.13%, 12/01/2026 500 477
4.75%, 07/15/2023 1,600 1,613
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 390 405
3.95%, 09/01/2022 600 626
4.70%, 11/01/2042 20 22
6.38%, 03/01/2041 780 981
6.95%, 01/15/2038 383 508
Kinder Morgan Inc/DE
3.15%, 01/15/2023 400 411
5.05%, 02/15/2046 300 337
Magellan Midstream Partners LP
3.95%, 03/01/2050 550 575
MPLX LP
4.13%, 03/01/2027 140 148
4.50%, 04/15/2038 200 206
4.88%, 12/01/2024 500 548
4.90%, 04/15/2058 165 168
5.50%, 02/15/2049 130 149
ONEOK Inc
2.75%, 09/01/2024 375 378
3.40%, 09/01/2029 350 351
4.45%, 09/01/2049 500 508
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 500 536
4.70%, 06/15/2044 30 30
6.65%, 01/15/2037 500 603
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 80
5.00%, 03/15/2027 375 414
5.63%, 02/01/2021 200 207
5.63%, 03/01/2025 75 84
5.88%, 06/30/2026 200 230
Spectra Energy Partners LP
4.75%, 03/15/2024 105 115
5.95%, 09/25/2043 400 509
Sunoco Logistics Partners Operations LP
5.40%, 10/01/2047 400 446
TransCanada PipeLines Ltd
4.88%, 05/15/2048 80 95
6.10%, 06/01/2040 30 40
7.25%, 08/15/2038 750 1,075
Williams Cos Inc/The
3.60%, 03/15/2022 500 515
3.75%, 06/15/2027 45 47
3.90%, 01/15/2025 500 526
4.00%, 09/15/2025 50 53
5.10%, 09/15/2045 620 695
6.30%, 04/15/2040 30 38
$ 21,416
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Private Equity - 0.02%
Brookfield Asset Management Inc
4.00%, 01/15/2025 $ 300 $ 318
Regional Authority - 0.16%
Province of Alberta Canada
3.30%, 03/15/2028 100 112
Province of British Columbia Canada
2.00%, 10/23/2022 500 506
2.65%, 09/22/2021 400 408
6.50%, 01/15/2026 45 57
Province of Manitoba Canada
3.05%, 05/14/2024 30 32
Province of Ontario Canada
2.50%, 09/10/2021 500 508
3.20%, 05/16/2024 440 471
3.40%, 10/17/2023 210 224
Province of Quebec Canada
2.75%, 08/25/2021 540 551
2.88%, 10/16/2024 500 531
7.50%, 09/15/2029 36 54
Province of Saskatchewan Canada
8.50%, 07/15/2022 17 20
$ 3,474
REITs - 0.87%
Alexandria Real Estate Equities Inc
3.38%, 08/15/2031 420 444
3.90%, 06/15/2023 750 797
4.00%, 02/01/2050 70 78
American Tower Corp
3.38%, 10/15/2026 500 523
3.50%, 01/31/2023 75 78
4.70%, 03/15/2022 50 53
5.90%, 11/01/2021 500 538
AvalonBay Communities Inc
3.63%, 10/01/2020 100 101
4.15%, 07/01/2047 300 361
Boston Properties LP
2.75%, 10/01/2026 300 305
2.90%, 03/15/2030
(h)
485 491
3.65%, 02/01/2026 75 80
5.63%, 11/15/2020 30 31
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 418
Crown Castle International Corp
3.10%, 11/15/2029 125 128
3.20%, 09/01/2024 75 78
3.70%, 06/15/2026 510 542
4.00%, 11/15/2049 95 102
5.25%, 01/15/2023 500 547
CubeSmart LP
4.38%, 12/15/2023 30 32
Duke Realty LP
3.75%, 12/01/2024 300 321
3.88%, 10/15/2022 530 556
Equinix Inc
5.38%, 05/15/2027 175 189
ERP Operating LP
2.50%, 02/15/2030 305 305
Essex Portfolio LP
3.00%, 01/15/2030 140 144
4.00%, 03/01/2029 300 332
Federal Realty Investment Trust
4.50%, 12/01/2044 300 364
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 141
5.25%, 06/01/2025 400 440

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
HCP Inc
3.88%, 08/15/2024 $ 200 $ 215
4.20%, 03/01/2024 200 216
4.25%, 11/15/2023 75 81
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022 400 407
Highwoods Realty LP
3.20%, 06/15/2021 30 30
Hospitality Properties Trust
4.50%, 06/15/2023 500 522
4.65%, 03/15/2024 40 42
Host Hotels & Resorts LP
5.25%, 03/15/2022 500 531
6.00%, 10/01/2021 30 32
Kimco Realty Corp
2.70%, 03/01/2024 300 305
3.20%, 05/01/2021 750 762
3.70%, 10/01/2049 30 30
Liberty Property LP
3.38%, 06/15/2023 40 42
3.75%, 04/01/2025 90 95
Mid-America Apartments LP
3.60%, 06/01/2027 500 536
National Retail Properties Inc
3.60%, 12/15/2026 300 318
4.80%, 10/15/2048 200 247
Office Properties Income Trust
4.00%, 07/15/2022 300 307
Omega Healthcare Investors Inc
4.75%, 01/15/2028 400 435
4.95%, 04/01/2024 30 32
Realty Income Corp
3.25%, 10/15/2022 500 518
4.13%, 10/15/2026 20 22
Simon Property Group LP
2.75%, 02/01/2023 250 256
4.75%, 03/15/2042 164 206
UDR Inc
4.00%, 10/01/2025 200 218
Ventas Realty LP
3.00%, 01/15/2030 100 101
3.75%, 05/01/2024 500 530
4.88%, 04/15/2049 300 367
5.70%, 09/30/2043 225 297
Weingarten Realty Investors
3.38%, 10/15/2022 120 123
Welltower Inc
3.63%, 03/15/2024 120 126
4.00%, 06/01/2025 75 81
4.13%, 03/15/2029 300 331
4.25%, 04/15/2028 400 443
5.25%, 01/15/2022 350 374
Weyerhaeuser Co
7.38%, 03/15/2032 530 754
$ 18,451
Retail - 0.71%
AutoZone Inc
3.13%, 04/21/2026 500 522
3.75%, 06/01/2027 300 323
Costco Wholesale Corp
2.15%, 05/18/2021 600 604
2.30%, 05/18/2022 200 203
3.00%, 05/18/2027 300 320
Dollar Tree Inc
3.70%, 05/15/2023 85 88
4.20%, 05/15/2028 130 138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The
2.00%, 04/01/2021 $ 500 $ 501
2.70%, 04/01/2023 50 52
3.75%, 02/15/2024 500 541
4.25%, 04/01/2046 670 815
5.88%, 12/16/2036 330 466
Kohl's Corp
4.25%, 07/17/2025 300 316
Lowe's Cos Inc
2.50%, 04/15/2026 90 91
3.10%, 05/03/2027 160 167
3.38%, 09/15/2025 50 53
3.65%, 04/05/2029 135 147
3.70%, 04/15/2046 20 20
4.38%, 09/15/2045 500 557
4.55%, 04/05/2049 135 158
McDonald's Corp
2.63%, 09/01/2029 100 101
3.25%, 06/10/2024 175 185
3.63%, 05/20/2021 750 769
3.63%, 09/01/2049 430 445
3.70%, 01/30/2026 115 125
3.70%, 02/15/2042 300 317
4.88%, 12/09/2045 340 421
Nordstrom Inc
5.00%, 01/15/2044 300 291
O'Reilly Automotive Inc
3.55%, 03/15/2026 500 530
Starbucks Corp
2.10%, 02/04/2021 750 751
3.55%, 08/15/2029 250 273
4.45%, 08/15/2049 300 351
Target Corp
3.63%, 04/15/2046 300 337
3.90%, 11/15/2047 60 71
Walgreens Boots Alliance Inc
4.80%, 11/18/2044 525 557
Walmart Inc
2.35%, 12/15/2022 220 224
2.85%, 07/08/2024 225 235
3.25%, 10/25/2020 550 559
3.25%, 07/08/2029 155 170
3.30%, 04/22/2024 550 584
3.40%, 06/26/2023 350 370
3.63%, 12/15/2047 90 105
3.70%, 06/26/2028 255 286
3.95%, 06/28/2038 195 234
4.05%, 06/29/2048 315 392
5.25%, 09/01/2035 40 54
5.63%, 04/01/2040 40 58
5.63%, 04/15/2041 60 87
$ 14,964
Semiconductors - 0.44%
Analog Devices Inc
2.95%, 01/12/2021 300 303
Applied Materials Inc
4.35%, 04/01/2047 45 55
5.85%, 06/15/2041 500 694
Broadcom Corp / Broadcom Cayman Finance Ltd
3.00%, 01/15/2022 1,200 1,210
3.88%, 01/15/2027 650 650
Broadcom Inc
3.63%, 10/15/2024
(d)
415 421
4.75%, 04/15/2029
(d)
355 374
Intel Corp
2.60%, 05/19/2026 90 93
2.88%, 05/11/2024 105 110
3.15%, 05/11/2027 150 161

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
98
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp   (continued)
3.30%, 10/01/2021 $ 550 $ 565
3.73%, 12/08/2047 105 120
4.90%, 07/29/2045 500 657
KLA Corp
4.10%, 03/15/2029 300 332
Micron Technology Inc
4.19%, 02/15/2027 405 418
4.64%, 02/06/2024 300 320
4.66%, 02/15/2030 405 422
NVIDIA Corp
2.20%, 09/16/2021 300 301
3.20%, 09/16/2026 500 525
QUALCOMM Inc
2.60%, 01/30/2023 310 316
3.25%, 05/20/2027 330 347
3.45%, 05/20/2025 180 191
4.65%, 05/20/2035 70 82
4.80%, 05/20/2045 110 133
Texas Instruments Inc
2.25%, 05/01/2023 400 404
4.15%, 05/15/2048 105 130
$ 9,334
Software - 0.51%
Autodesk Inc
3.50%, 06/15/2027 400 419
Fidelity National Information Services Inc
3.63%, 10/15/2020 200 203
4.75%, 05/15/2048 400 492
5.00%, 10/15/2025 126 144
Fiserv Inc
3.50%, 10/01/2022 30 31
3.85%, 06/01/2025 105 113
Microsoft Corp
1.55%, 08/08/2021 35 35
2.38%, 02/12/2022 750 762
2.40%, 02/06/2022 500 509
2.40%, 08/08/2026 560 579
3.13%, 11/03/2025 270 289
3.30%, 02/06/2027 105 115
3.45%, 08/08/2036 640 719
3.50%, 02/12/2035 75 84
3.63%, 12/15/2023 550 591
3.70%, 08/08/2046 575 676
3.95%, 08/08/2056 135 166
4.00%, 02/12/2055 75 92
4.10%, 02/06/2037 75 91
4.20%, 11/03/2035 360 433
4.25%, 02/06/2047 90 115
4.45%, 11/03/2045 207 269
4.75%, 11/03/2055 70 97
Oracle Corp
1.90%, 09/15/2021 80 80
2.40%, 09/15/2023 75 76
2.50%, 10/15/2022 75 76
2.63%, 02/15/2023 330 337
2.65%, 07/15/2026 30 31
2.80%, 07/08/2021 500 509
2.95%, 11/15/2024 50 52
2.95%, 05/15/2025 70 73
3.25%, 11/15/2027 340 366
3.40%, 07/08/2024 550 583
3.80%, 11/15/2037 265 296
3.90%, 05/15/2035 130 147
4.00%, 11/15/2047 75 86
4.30%, 07/08/2034 75 88
4.38%, 05/15/2055 150 181
4.50%, 07/08/2044 50 61
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
5.38%, 07/15/2040 $ 550 $ 737
6.13%, 07/08/2039 60 86
$ 10,889
Sovereign - 1.30%
Canada Government International Bond
2.63%, 01/25/2022 500 513
Chile Government International Bond
3.86%, 06/21/2047 300 364
Colombia Government International Bond
4.00%, 02/26/2024 500 533
5.00%, 06/15/2045 350 423
5.63%, 02/26/2044 500 643
7.38%, 09/18/2037 220 321
10.38%, 01/28/2033 100 164
Export Development Canada
2.63%, 02/21/2024 300 315
Export-Import Bank of Korea
1.88%, 10/21/2021 350 348
3.25%, 11/10/2025 1,000 1,063
5.00%, 04/11/2022 500 536
Hungary Government International Bond
5.38%, 03/25/2024 500 567
6.38%, 03/29/2021 500 531
Indonesia Government International Bond
4.10%, 04/24/2028 500 547
4.35%, 01/11/2048 200 227
4.75%, 02/11/2029 300 346
Israel Government AID Bond
5.50%, 09/18/2023 65 75
5.50%, 04/26/2024 65 76
5.50%, 09/18/2033 33 47
Israel Government International Bond
4.00%, 06/30/2022 650 688
Japan Bank for International Cooperation
2.13%, 02/10/2025 300 305
2.38%, 04/20/2026 500 518
3.00%, 05/29/2024 300 317
Korea International Bond
2.75%, 01/19/2027 250 262
Mexico Government International Bond
3.63%, 03/15/2022 570 590
3.75%, 01/11/2028 225 235
4.13%, 01/21/2026 500 531
4.50%, 04/22/2029 500 552
4.60%, 01/23/2046 500 541
4.60%, 02/10/2048 300 328
4.75%, 03/08/2044 610 674
5.75%, 10/12/2110 500 591
6.75%, 09/27/2034 500 679
8.30%, 08/15/2031 97 143
Panama Government International Bond
3.75%, 03/16/2025 250 268
4.50%, 05/15/2047 500 620
4.50%, 04/16/2050 200 248
8.88%, 09/30/2027 570 825
Peruvian Government International Bond
5.63%, 11/18/2050 400 610
8.75%, 11/21/2033 350 600
Philippine Government International Bond
3.00%, 02/01/2028 300 319
3.70%, 03/01/2041 500 587
4.00%, 01/15/2021 750 769
7.75%, 01/14/2031 740 1,122
10.63%, 03/16/2025 600 864
Republic of Italy Government International Bond
5.38%, 06/15/2033 40 46
6.88%, 09/27/2023 550 634

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Poland Government International
Bond
5.00%, 03/23/2022 $ 500 $ 538
5.13%, 04/21/2021 580 609
Tennessee Valley Authority
3.50%, 12/15/2042 100 118
3.88%, 02/15/2021 400 413
4.25%, 09/15/2065 150 215
4.63%, 09/15/2060 300 452
5.25%, 09/15/2039 250 361
5.38%, 04/01/2056 61 101
5.88%, 04/01/2036 525 775
6.75%, 11/01/2025 57 74
Tunisia Government AID Bonds
1.42%, 08/05/2021 250 248
Ukraine Government AID Bonds
1.47%, 09/29/2021 250 250
Uruguay Government International Bond
4.13%, 11/20/2045 386 428
4.38%, 10/27/2027 210 233
7.63%, 03/21/2036 400 605
$ 27,525
Supranational Bank - 1.31%
African Development Bank
2.38%, 09/23/2021 515 523
3.00%, 09/20/2023 600 634
Asian Development Bank
1.75%, 06/08/2021 1,000 1,002
1.75%, 09/13/2022 500 504
2.13%, 11/24/2021 800 810
2.13%, 03/19/2025 300 310
2.38%, 08/10/2027 500 528
2.75%, 03/17/2023 670 699
2.75%, 01/19/2028 130 142
5.82%, 06/16/2028 39 51
Corp Andina de Fomento
3.25%, 02/11/2022 1,000 1,023
4.38%, 06/15/2022 559 591
European Bank for Reconstruction &
Development
1.88%, 02/23/2022 500 504
European Investment Bank
1.88%, 02/10/2025 250 256
2.00%, 03/15/2021 795 799
2.25%, 03/15/2022 500 509
2.25%, 06/24/2024 2,440 2,527
2.38%, 05/24/2027 650 690
2.50%, 04/15/2021 650 659
2.50%, 03/15/2023 440 456
2.63%, 05/20/2022 1,000 1,030
2.88%, 09/15/2020 1,100 1,112
2.88%, 12/15/2021 600 618
4.88%, 02/15/2036 500 702
FMS Wertmanagement
2.00%, 08/01/2022 800 811
Inter-American Development Bank
2.13%, 01/18/2022 500 507
2.13%, 01/15/2025 500 516
2.38%, 07/07/2027 750 794
2.50%, 01/18/2023 330 341
2.63%, 04/19/2021 500 508
3.13%, 09/18/2028 300 339
4.38%, 01/24/2044 50 71
International Bank for Reconstruction &
Development
1.38%, 05/24/2021 345 344
1.38%, 09/20/2021 320 319
1.63%, 09/04/2020 2,500 2,496
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development   (continued)
1.88%, 10/07/2022 $ 180 $ 182
2.25%, 06/24/2021 750 759
2.50%, 07/29/2025 270 285
3.00%, 09/27/2023 300 318
7.63%, 01/19/2023 933 1,118
International Finance Corp
2.13%, 04/07/2026 1,000 1,037
Nordic Investment Bank
1.50%, 09/29/2020 400 399
$ 27,823
Telecommunications - 1.22%
America Movil SAB de CV
3.63%, 04/22/2029 500 538
6.13%, 03/30/2040 450 625
AT&T Inc
2.95%, 07/15/2026 400 408
3.00%, 06/30/2022 90 92
3.20%, 03/01/2022 230 236
3.55%, 06/01/2024 500 526
3.90%, 03/11/2024 500 534
3.95%, 01/15/2025 500 537
4.10%, 02/15/2028 575 628
4.13%, 02/17/2026 75 82
4.30%, 02/15/2030 937 1,041
4.35%, 03/01/2029 500 558
4.35%, 06/15/2045 1,090 1,160
4.50%, 05/15/2035 500 556
4.50%, 03/09/2048 110 121
4.55%, 03/09/2049 500 547
4.75%, 05/15/2046 90 101
4.85%, 03/01/2039 900 1,035
4.85%, 07/15/2045 500 572
5.15%, 11/15/2046 405 476
5.25%, 03/01/2037 75 89
5.35%, 09/01/2040 54 64
5.55%, 08/15/2041 75 91
6.38%, 03/01/2041 75 98
British Telecommunications PLC
9.62%, 12/15/2030 600 919
Cisco Systems Inc
1.85%, 09/20/2021 750 749
2.50%, 09/20/2026 60 62
2.95%, 02/28/2026 300 319
5.50%, 01/15/2040 60 84
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 530 791
Juniper Networks Inc
4.35%, 06/15/2025 200 214
Orange SA
4.13%, 09/14/2021 30 31
5.38%, 01/13/2042 30 39
9.00%, 03/01/2031 500 791
Rogers Communications Inc
5.00%, 03/15/2044 200 250
7.50%, 08/15/2038 250 379
Telefonica Emisiones SA
5.21%, 03/08/2047 500 582
7.05%, 06/20/2036 530 722
Telefonica Europe BV
8.25%, 09/15/2030 350 510
Verizon Communications Inc
2.63%, 08/15/2026 500 511
2.95%, 03/15/2022 358 367
3.13%, 03/16/2022 255 263
3.50%, 11/01/2024 1,000 1,066
3.85%, 11/01/2042 90 97

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
3.88%, 02/08/2029 $ 500 $ 557
4.33%, 09/21/2028 60 69
4.40%, 11/01/2034 80 93
4.52%, 09/15/2048 50 60
4.67%, 03/15/2055 568 698
4.81%, 03/15/2039 75 92
4.86%, 08/21/2046 500 622
5.01%, 08/21/2054 682 882
5.15%, 09/15/2023 1,000 1,124
5.25%, 03/16/2037 75 95
5.50%, 03/16/2047 45 60
6.55%, 09/15/2043 60 88
Vodafone Group PLC
3.75%, 01/16/2024 75 79
4.13%, 05/30/2025 75 81
4.38%, 05/30/2028 375 421
5.00%, 05/30/2038 80 93
5.25%, 05/30/2048 815 975
6.15%, 02/27/2037 240 307
$ 25,857
Transportation - 0.58%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 155 170
3.65%, 09/01/2025 500 544
4.15%, 04/01/2045 200 235
4.40%, 03/15/2042 30 36
4.55%, 09/01/2044 400 487
4.90%, 04/01/2044 45 58
5.40%, 06/01/2041 400 536
Canadian National Railway Co
2.85%, 12/15/2021 500 508
Canadian Pacific Railway Co
2.90%, 02/01/2025 500 518
6.13%, 09/15/2115 75 113
CSX Corp
2.60%, 11/01/2026 350 357
3.40%, 08/01/2024 600 636
3.80%, 03/01/2028 75 83
4.30%, 03/01/2048 200 232
4.75%, 05/30/2042 430 517
FedEx Corp
3.10%, 08/05/2029 750 759
3.88%, 08/01/2042 30 30
4.00%, 01/15/2024 250 269
4.55%, 04/01/2046 500 547
Norfolk Southern Corp
3.00%, 04/01/2022 500 511
3.25%, 12/01/2021 40 41
3.94%, 11/01/2047 192 215
4.15%, 02/28/2048 500 586
4.84%, 10/01/2041 30 37
Ryder System Inc
2.50%, 09/01/2024 65 65
Union Pacific Corp
2.75%, 03/01/2026 500 516
3.55%, 08/15/2039 60 64
3.80%, 10/01/2051 280 305
3.95%, 09/10/2028 140 157
4.10%, 09/15/2067 500 533
4.16%, 07/15/2022 575 606
4.30%, 03/01/2049 90 107
4.50%, 09/10/2048 75 91
4.80%, 09/10/2058 145 180
United Parcel Service Inc
2.20%, 09/01/2024 300 303
2.50%, 09/01/2029 125 126
3.13%, 01/15/2021 530 538
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc   (continued)
3.40%, 09/01/2049 $ 180 $ 188
3.63%, 10/01/2042 500 536
4.88%, 11/15/2040 30 37
$ 12,377
Water - 0.02%
American Water Capital Corp
3.75%, 09/01/2047 140 155
4.15%, 06/01/2049 220 257
6.59%, 10/15/2037 13 19
$ 431
TOTAL BONDS $ 686,961
MUNICIPAL BONDS - 0.75%
Principal
Amount (000's) Value (000's)
California - 0.22%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 287
6.91%, 10/01/2050 250 436
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 29
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 250 412
Los Angeles Unified School District/CA
5.76%, 07/01/2029 900 1,127
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 32
State of California
3.50%, 04/01/2028 115 127
7.30%, 10/01/2039 300 477
7.70%, 11/01/2030 500 533
University of California
3.06%, 07/01/2025 400 423
5.77%, 05/15/2043 530 755
$ 4,638
Colorado - 0.02%
Regional Transportation District
5.84%, 11/01/2050 250 392
Connecticut - 0.03%
State of Connecticut
5.85%, 03/15/2032 530 705
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 338 474
Illinois - 0.07%
Chicago Transit Authority
6.20%, 12/01/2040 30 41
6.90%, 12/01/2040 300 434
City of Chicago IL
6.31%, 01/01/2044 530 604
State of Illinois
4.95%, 06/01/2023 74 78
5.10%, 06/01/2033 400 435
$ 1,592
New Jersey - 0.08%
New Jersey Economic Development
Authority (credit support from AGM )
0.00%, 02/15/2023
(f),(i)
50 46
New Jersey Economic Development
Authority (credit support from NATL )
7.43%, 02/15/2029
(i)
450 586
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 210

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
101
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Turnpike Authority
7.41%, 01/01/2040 $ 500 $ 825
$ 1,667
New York - 0.16%
City of New York NY
6.27%, 12/01/2037 500 716
New York City Water & Sewer System
5.72%, 06/15/2042 280 422
5.95%, 06/15/2042 250 385
New York State Urban Development Corp
5.77%, 03/15/2039 465 587
Port Authority of New York & New Jersey
4.46%, 10/01/2062 500 653
5.65%, 11/01/2040 400 568
$ 3,331
Ohio - 0.04%
American Municipal Power Inc
7.83%, 02/15/2041 300 505
Ohio State University/The
3.80%, 12/01/2046 350 416
4.91%, 06/01/2040 50 67
$ 988
Texas - 0.09%
City of Houston TX
6.29%, 03/01/2032 465 585
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 42
State of Texas
4.68%, 04/01/2040 600 781
5.52%, 04/01/2039 300 431
$ 1,839
Wisconsin - 0.02%
State of Wisconsin (credit support from AGM )
5.70%, 05/01/2026
(i)
320 367
TOTAL MUNICIPAL BONDS $ 15,993
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 64.33%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5.83%
2.00%, 09/01/2031 $ 162 $ 161
2.00%, 12/01/2031 216 216
2.50%, 08/01/2028 170 173
2.50%, 09/01/2029 399 405
2.50%, 12/01/2029 514 523
2.50%, 01/01/2030 530 538
2.50%, 09/01/2030 1,207 1,225
2.50%, 01/01/2031 298 303
2.50%, 01/01/2031 455 462
2.50%, 02/01/2031 452 459
2.50%, 04/01/2031 150 152
2.50%, 12/01/2031 708 718
2.50%, 01/01/2032 731 742
2.50%, 03/01/2032 221 224
2.50%, 11/01/2032 301 305
2.50%, 03/01/2033 267 271
2.50%, 04/01/2033 251 255
2.50%, 05/01/2033 657 667
2.50%, 06/01/2033 463 470
2.50%, 11/01/2036 155 158
3.00%, 11/01/2028 343 354
3.00%, 04/01/2029 317 327
3.00%, 09/01/2029 295 304
3.00%, 10/01/2029 433 446
3.00%, 11/01/2029 197 203
3.00%, 01/01/2030 171 176
3.00%, 04/01/2030 114 118
3.00%, 11/01/2030 158 163
3.00%, 01/01/2031 562 579
3.00%, 03/01/2031 112 116
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 04/01/2031 $ 449 $ 462
3.00%, 05/01/2032 463 477
3.00%, 12/01/2032 239 245
3.00%, 02/01/2033 182 187
3.00%, 03/01/2033 253 260
3.00%, 04/01/2033 63 64
3.00%, 07/01/2033 421 432
3.00%, 09/01/2033 190 195
3.00%, 10/01/2033 257 263
3.00%, 09/01/2034 318 327
3.00%, 10/01/2034 225 231
3.00%, 12/01/2034 71 73
3.00%, 04/01/2035 189 194
3.00%, 06/01/2035 267 275
3.00%, 04/01/2036 178 183
3.00%, 04/01/2036 129 133
3.00%, 09/01/2036 221 228
3.00%, 09/01/2036 104 107
3.00%, 11/01/2036 76 78
3.00%, 02/01/2037 221 228
3.00%, 04/01/2038 223 229
3.00%, 09/01/2042 1,583 1,637
3.00%, 10/01/2042 382 395
3.00%, 11/01/2042 637 659
3.00%, 01/01/2043 113 117
3.00%, 02/01/2043 610 631
3.00%, 04/01/2043 1,023 1,059
3.00%, 07/01/2043 133 138
3.00%, 08/01/2043 1,022 1,056
3.00%, 08/01/2043 837 863
3.00%, 09/01/2043 175 181
3.00%, 10/01/2043 134 138
3.00%, 12/01/2044 480 495
3.00%, 01/01/2045 126 130
3.00%, 03/01/2045 294 303
3.00%, 04/01/2045 883 910
3.00%, 06/01/2045 584 603
3.00%, 08/01/2045 926 955
3.00%, 12/01/2045 1,080 1,114
3.00%, 01/01/2046 105 108
3.00%, 03/01/2046 658 678
3.00%, 04/01/2046 1,207 1,244
3.00%, 04/01/2046 353 364
3.00%, 06/01/2046 396 407
3.00%, 06/01/2046 968 997
3.00%, 07/01/2046 396 408
3.00%, 09/01/2046 994 1,023
3.00%, 10/01/2046 240 247
3.00%, 10/01/2046 104 107
3.00%, 11/01/2046 1,097 1,127
3.00%, 11/01/2046 467 480
3.00%, 11/01/2046 403 414
3.00%, 11/01/2046 889 914
3.00%, 12/01/2046 1,031 1,059
3.00%, 12/01/2046 1,062 1,092
3.00%, 01/01/2047 580 596
3.00%, 02/01/2047 408 419
3.00%, 03/01/2047 319 328
3.00%, 04/01/2047 937 963
3.00%, 09/01/2047 376 386
3.00%, 10/01/2047 564 580
3.00%, 01/01/2048 479 492
3.50%, 12/01/2031 288 300
3.50%, 09/01/2033 345 359
3.50%, 05/01/2034 111 116
3.50%, 05/01/2034 313 326
3.50%, 11/01/2034 132 138
3.50%, 01/01/2035 261 272

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
102
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 06/01/2035 $ 225 $ 234
3.50%, 03/01/2037 487 506
3.50%, 04/01/2037 120 124
3.50%, 06/01/2037 251 261
3.50%, 06/01/2042 195 204
3.50%, 06/01/2042 726 760
3.50%, 06/01/2042 909 951
3.50%, 07/01/2042 1,970 2,062
3.50%, 10/01/2042 1,017 1,064
3.50%, 08/01/2043 366 383
3.50%, 01/01/2044 474 496
3.50%, 01/01/2045 638 667
3.50%, 02/01/2045 183 191
3.50%, 03/01/2045 883 922
3.50%, 03/01/2045 458 479
3.50%, 06/01/2045 475 496
3.50%, 07/01/2045 466 486
3.50%, 08/01/2045 308 321
3.50%, 09/01/2045 625 652
3.50%, 09/01/2045 453 473
3.50%, 10/01/2045 57 60
3.50%, 12/01/2045 1,200 1,254
3.50%, 01/01/2046 1,073 1,121
3.50%, 03/01/2046 2,346 2,450
3.50%, 03/01/2046 739 772
3.50%, 04/01/2046 1,185 1,237
3.50%, 04/01/2046 567 590
3.50%, 05/01/2046 728 759
3.50%, 05/01/2046 793 826
3.50%, 06/01/2046 651 679
3.50%, 08/01/2046 316 329
3.50%, 09/01/2046 477 490
3.50%, 04/01/2047 794 825
3.50%, 11/01/2047 1,432 1,486
3.50%, 11/01/2047 902 936
3.50%, 12/01/2047 565 584
3.50%, 12/01/2047 647 672
3.50%, 12/01/2047 1,409 1,458
3.50%, 12/01/2047 1,233 1,280
3.50%, 01/01/2048 1,412 1,465
3.50%, 03/01/2048 1,126 1,166
3.50%, 06/01/2048 448 462
3.50%, 08/01/2048 898 927
4.00%, 12/01/2024 140 146
4.00%, 12/01/2030 28 29
4.00%, 11/01/2033 190 202
4.00%, 07/01/2034 131 139
4.00%, 04/01/2038 322 338
4.00%, 12/01/2040 270 289
4.00%, 02/01/2044 252 268
4.00%, 04/01/2044 344 365
4.00%, 05/01/2044 140 148
4.00%, 06/01/2044 251 265
4.00%, 07/01/2044 449 474
4.00%, 09/01/2044 155 163
4.00%, 11/01/2044 444 470
4.00%, 12/01/2044 1,797 1,900
4.00%, 01/01/2045 451 477
4.00%, 04/01/2045 68 72
4.00%, 05/01/2045 229 242
4.00%, 07/01/2045 334 353
4.00%, 08/01/2045 637 672
4.00%, 09/01/2045 1,644 1,736
4.00%, 10/01/2045 916 967
4.00%, 10/01/2045 123 129
4.00%, 11/01/2045 546 577
4.00%, 11/01/2045 102 108
4.00%, 12/01/2045 122 129
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 02/01/2046 $ 182 $ 192
4.00%, 05/01/2046 253 267
4.00%, 03/01/2047 509 534
4.00%, 10/01/2047 969 1,015
4.00%, 12/01/2047 1,190 1,246
4.00%, 07/01/2048 1,062 1,107
4.00%, 09/01/2048 438 455
4.00%, 09/01/2048 4,990 5,181
4.00%, 10/01/2048 1,481 1,538
4.00%, 11/01/2048 459 480
4.00%, 11/01/2048 1,362 1,415
4.00%, 12/01/2048 1,531 1,592
4.50%, 10/01/2030 120 129
4.50%, 05/01/2031 13 14
4.50%, 10/01/2039 444 481
4.50%, 02/01/2041 280 303
4.50%, 03/01/2041 367 398
4.50%, 09/01/2043 142 153
4.50%, 11/01/2043 339 366
4.50%, 12/01/2043 243 262
4.50%, 03/01/2044 499 537
4.50%, 04/01/2044 222 239
4.50%, 09/01/2044 335 360
4.50%, 10/01/2044 138 147
4.50%, 02/01/2047 122 129
4.50%, 03/01/2047 209 222
4.50%, 07/01/2047 176 186
4.50%, 11/01/2047 42 44
4.50%, 05/01/2048 508 537
4.50%, 07/01/2048 245 258
4.50%, 09/01/2048 1,291 1,360
4.50%, 11/01/2048 843 887
4.50%, 05/01/2049 8,950 9,462
5.00%, 11/01/2035 96 107
5.00%, 12/01/2036 267 297
5.00%, 08/01/2039 141 156
5.00%, 11/01/2039 330 366
5.00%, 03/01/2041 119 131
5.00%, 12/01/2041 155 170
5.00%, 02/01/2042 614 674
5.00%, 04/01/2044 153 170
5.00%, 02/01/2048 216 231
5.00%, 06/01/2048 248 265
5.00%, 07/01/2048 127 136
5.50%, 06/01/2034 106 118
5.50%, 07/01/2038 118 133
5.50%, 07/01/2038 141 159
5.50%, 12/01/2038 248 278
5.50%, 10/01/2039 388 435
5.50%, 06/01/2041 159 179
6.00%, 04/01/2023 1 1
6.00%, 04/01/2038 376 432
6.00%, 11/01/2038 134 151
$ 123,715
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 11.91%
2.00%, 09/01/2029 410 413
2.00%, 05/01/2030 173 173
2.00%, 12/01/2031 292 292
2.00%, 02/01/2032 176 175
2.50%, 01/01/2028 158 161
2.50%, 07/01/2028 407 413
2.50%, 07/01/2028 148 150
2.50%, 11/01/2028 509 517
2.50%, 09/01/2029 337 342
2.50%, 02/01/2030 113 115
2.50%, 03/01/2030 353 358
2.50%, 05/01/2030 372 377

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
103
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2030 $ 142 $ 144
2.50%, 08/01/2030 413 418
2.50%, 08/01/2030 476 483
2.50%, 12/01/2030 504 511
2.50%, 03/01/2031 589 597
2.50%, 03/01/2031 456 462
2.50%, 03/01/2031 110 111
2.50%, 05/01/2031 213 216
2.50%, 07/01/2031 500 507
2.50%, 11/01/2031 358 363
2.50%, 11/01/2031 716 726
2.50%, 12/01/2031 145 147
2.50%, 01/01/2032 213 216
2.50%, 01/01/2032 361 366
2.50%, 02/01/2032 201 204
2.50%, 03/01/2032 225 229
2.50%, 09/01/2032 201 204
2.50%, 12/01/2032 462 468
2.50%, 01/01/2033 235 238
2.50%, 04/01/2033 1,848 1,873
2.50%, 07/01/2033 19 20
2.50%, 10/01/2036 79 80
2.50%, 10/01/2036 226 229
2.50%, 12/01/2036 201 204
2.50%, 01/01/2043 149 150
2.50%, 05/01/2043 191 193
2.50%, 10/01/2043 146 147
2.50%, 08/01/2046 146 147
2.50%, 12/01/2046 190 191
2.50%, 12/01/2046 188 189
3.00%, 12/01/2020 1 1
3.00%, 04/01/2027 141 145
3.00%, 01/01/2029 118 121
3.00%, 02/01/2029 97 100
3.00%, 12/01/2029 116 119
3.00%, 12/01/2029 226 232
3.00%, 01/01/2030 517 533
3.00%, 01/01/2030 110 113
3.00%, 01/01/2030 610 628
3.00%, 06/01/2030 378 389
3.00%, 07/01/2030 682 702
3.00%, 09/01/2030 125 129
3.00%, 10/01/2030 568 585
3.00%, 11/01/2030 518 534
3.00%, 12/01/2030 98 101
3.00%, 12/01/2030 459 473
3.00%, 02/01/2031 430 443
3.00%, 03/01/2031 301 310
3.00%, 04/01/2031 124 128
3.00%, 09/01/2031 632 651
3.00%, 09/01/2031
(j)
4,900 5,024
3.00%, 12/01/2031 261 269
3.00%, 08/01/2032 563 578
3.00%, 09/01/2032 157 161
3.00%, 01/01/2033 60 62
3.00%, 04/01/2033 60 62
3.00%, 07/01/2033 265 272
3.00%, 02/01/2034 211 216
3.00%, 09/01/2034 444 457
3.00%, 11/01/2034 332 342
3.00%, 12/01/2034 161 165
3.00%, 02/01/2035 140 144
3.00%, 02/01/2035 239 246
3.00%, 05/01/2035 714 735
3.00%, 06/01/2035 409 421
3.00%, 11/01/2035 173 178
3.00%, 02/01/2036 184 190
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 07/01/2036 $ 302 $ 311
3.00%, 12/01/2036 360 371
3.00%, 12/01/2036 208 215
3.00%, 12/01/2036 328 338
3.00%, 02/01/2037 332 342
3.00%, 04/01/2042 172 178
3.00%, 11/01/2042 656 678
3.00%, 11/01/2042 769 796
3.00%, 12/01/2042 1,666 1,723
3.00%, 04/01/2043 367 379
3.00%, 04/01/2043 675 698
3.00%, 04/01/2043 175 181
3.00%, 04/01/2043 18 18
3.00%, 04/01/2043 677 700
3.00%, 05/01/2043 654 677
3.00%, 05/01/2043 164 170
3.00%, 05/01/2043 540 558
3.00%, 05/01/2043 1,237 1,278
3.00%, 05/01/2043 315 326
3.00%, 06/01/2043 191 198
3.00%, 06/01/2043 560 579
3.00%, 06/01/2043 791 816
3.00%, 07/01/2043 162 167
3.00%, 07/01/2043 697 720
3.00%, 07/01/2043 834 861
3.00%, 07/01/2043 961 994
3.00%, 08/01/2043 111 115
3.00%, 08/01/2043 920 951
3.00%, 10/01/2043 415 429
3.00%, 10/01/2043 777 804
3.00%, 11/01/2043 179 185
3.00%, 01/01/2045 1,050 1,086
3.00%, 01/01/2045 397 410
3.00%, 01/01/2045 207 213
3.00%, 08/01/2045 259 267
3.00%, 09/01/2045
(j)
10,000 10,198
3.00%, 12/01/2045 358 369
3.00%, 12/01/2045 447 461
3.00%, 01/01/2046 643 663
3.00%, 03/01/2046 300 309
3.00%, 04/01/2046 111 114
3.00%, 04/01/2046 792 816
3.00%, 04/01/2046 1,530 1,577
3.00%, 05/01/2046 303 313
3.00%, 05/01/2046 239 246
3.00%, 05/01/2046 638 657
3.00%, 08/01/2046 241 248
3.00%, 09/01/2046 1,001 1,030
3.00%, 10/01/2046 1,043 1,073
3.00%, 11/01/2046 1,122 1,155
3.00%, 11/01/2046 932 961
3.00%, 11/01/2046 967 995
3.00%, 11/01/2046 477 491
3.00%, 11/01/2046 579 595
3.00%, 11/01/2046 715 737
3.00%, 11/01/2046 1,383 1,423
3.00%, 12/01/2046 419 430
3.00%, 12/01/2046 953 980
3.00%, 12/01/2046 988 1,016
3.00%, 01/01/2047 1,062 1,091
3.00%, 02/01/2047 597 614
3.00%, 02/01/2047 403 414
3.00%, 03/01/2047 327 336
3.00%, 07/01/2047 1,231 1,265
3.00%, 09/01/2048 554 566
3.50%, 12/01/2025 121 125
3.50%, 01/01/2026 386 400

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
104
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2026 $ 321 $ 332
3.50%, 12/01/2026 205 213
3.50%, 06/01/2027 209 217
3.50%, 03/01/2029 136 142
3.50%, 09/01/2029 218 226
3.50%, 10/01/2029 335 347
3.50%, 09/01/2030
(j)
4,000 4,145
3.50%, 11/01/2030 119 124
3.50%, 04/01/2032 29 30
3.50%, 07/01/2032 24 25
3.50%, 09/01/2032 27 28
3.50%, 10/01/2033 370 384
3.50%, 10/01/2033 15 15
3.50%, 10/01/2033 469 486
3.50%, 05/01/2034 85 89
3.50%, 06/01/2034 61 63
3.50%, 07/01/2034 387 403
3.50%, 09/01/2034 298 311
3.50%, 10/01/2034 95 99
3.50%, 12/01/2035 543 564
3.50%, 02/01/2036 115 119
3.50%, 07/01/2036 180 187
3.50%, 08/01/2036 186 193
3.50%, 02/01/2037 92 95
3.50%, 05/01/2037 153 159
3.50%, 06/01/2038 301 312
3.50%, 07/01/2038 296 307
3.50%, 03/01/2041 46 49
3.50%, 02/01/2042 446 467
3.50%, 03/01/2042 106 111
3.50%, 05/01/2042 680 712
3.50%, 06/01/2042 615 644
3.50%, 07/01/2042 109 114
3.50%, 10/01/2042 840 879
3.50%, 04/01/2043 809 846
3.50%, 05/01/2043 845 883
3.50%, 05/01/2043 495 518
3.50%, 06/01/2043 148 154
3.50%, 08/01/2043 614 642
3.50%, 09/01/2043 1,586 1,659
3.50%, 11/01/2043 241 252
3.50%, 01/01/2044 199 208
3.50%, 07/01/2044 897 938
3.50%, 10/01/2044 389 406
3.50%, 11/01/2044 430 449
3.50%, 12/01/2044 542 566
3.50%, 12/01/2044 585 611
3.50%, 01/01/2045 640 668
3.50%, 02/01/2045 436 451
3.50%, 02/01/2045 696 729
3.50%, 04/01/2045 410 429
3.50%, 04/01/2045 529 553
3.50%, 07/01/2045 695 725
3.50%, 08/01/2045 418 438
3.50%, 08/01/2045 439 459
3.50%, 09/01/2045
(j)
21,700 22,304
3.50%, 09/01/2045 358 374
3.50%, 10/01/2045 273 285
3.50%, 10/01/2045 202 211
3.50%, 11/01/2045 531 554
3.50%, 11/01/2045 516 538
3.50%, 11/01/2045 266 278
3.50%, 11/01/2045 496 517
3.50%, 12/01/2045 751 784
3.50%, 12/01/2045 600 626
3.50%, 12/01/2045 637 665
3.50%, 12/01/2045 226 236
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2045 $ 40 $ 42
3.50%, 12/01/2045 693 719
3.50%, 12/01/2045 308 322
3.50%, 01/01/2046 172 180
3.50%, 01/01/2046 726 758
3.50%, 01/01/2046 724 756
3.50%, 01/01/2046 701 732
3.50%, 02/01/2046 271 283
3.50%, 03/01/2046 616 642
3.50%, 03/01/2046 845 881
3.50%, 03/01/2046 197 206
3.50%, 03/01/2046 678 707
3.50%, 03/01/2046 568 593
3.50%, 04/01/2046 147 154
3.50%, 04/01/2046 809 843
3.50%, 05/01/2046 334 349
3.50%, 05/01/2046 139 145
3.50%, 06/01/2046 154 160
3.50%, 07/01/2046 707 736
3.50%, 09/01/2046 487 508
3.50%, 12/01/2046 585 610
3.50%, 02/01/2047 1,022 1,063
3.50%, 03/01/2047 460 478
3.50%, 06/01/2047 1,012 1,051
3.50%, 09/01/2047 1,612 1,673
3.50%, 10/01/2047 1,132 1,172
3.50%, 10/01/2047 1,129 1,168
3.50%, 11/01/2047 1,316 1,361
3.50%, 12/01/2047 1,635 1,692
3.50%, 12/01/2047 1,115 1,159
3.50%, 01/01/2048 1,442 1,495
3.50%, 02/01/2048 525 543
3.50%, 02/01/2048 1,167 1,207
3.50%, 03/01/2048 119 123
3.50%, 04/01/2048 947 980
3.50%, 06/01/2048 367 380
3.50%, 09/01/2048 382 395
3.50%, 10/01/2048 98 101
3.50%, 10/01/2048 537 554
3.50%, 02/01/2049 157 162
3.50%, 02/01/2049 652 671
3.50%, 03/01/2049 924 949
3.50%, 09/01/2049 2,800 2,903
4.00%, 12/01/2024 235 245
4.00%, 04/01/2029 11 11
4.00%, 12/01/2030 15 15
4.00%, 03/01/2031 141 146
4.00%, 03/01/2031 811 847
4.00%, 11/01/2031 18 20
4.00%, 11/01/2033 94 98
4.00%, 11/01/2033 316 334
4.00%, 10/01/2034 208 220
4.00%, 02/01/2036 293 311
4.00%, 01/01/2037 100 105
4.00%, 10/01/2037 177 186
4.00%, 03/01/2038 84 88
4.00%, 07/01/2038 395 414
4.00%, 12/01/2038 274 287
4.00%, 01/01/2039 401 419
4.00%, 09/01/2040 119 127
4.00%, 01/01/2041 116 124
4.00%, 02/01/2041 44 47
4.00%, 12/01/2041 213 228
4.00%, 06/01/2042 163 174
4.00%, 06/01/2042 311 332
4.00%, 07/01/2042 907 969
4.00%, 12/01/2042 342 365

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
105
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2043 $ 438 $ 467
4.00%, 09/01/2043 571 608
4.00%, 11/01/2043 500 530
4.00%, 11/01/2043 518 549
4.00%, 05/01/2044 154 163
4.00%, 08/01/2044 141 149
4.00%, 08/01/2044 460 487
4.00%, 08/01/2044 202 213
4.00%, 09/01/2044 195 207
4.00%, 09/01/2044 213 225
4.00%, 10/01/2044 122 129
4.00%, 11/01/2044 141 148
4.00%, 11/01/2044 129 136
4.00%, 11/01/2044 228 241
4.00%, 11/01/2044 106 112
4.00%, 12/01/2044 247 261
4.00%, 12/01/2044 301 318
4.00%, 01/01/2045 477 504
4.00%, 01/01/2045 177 187
4.00%, 02/01/2045 173 182
4.00%, 02/01/2045 429 454
4.00%, 03/01/2045 118 125
4.00%, 04/01/2045 311 326
4.00%, 08/01/2045 161 170
4.00%, 09/01/2045 149 158
4.00%, 09/01/2045 579 611
4.00%, 11/01/2045 686 724
4.00%, 12/01/2045 169 178
4.00%, 12/01/2045 246 260
4.00%, 02/01/2046 487 514
4.00%, 03/01/2046 1,005 1,059
4.00%, 04/01/2046 463 487
4.00%, 07/01/2046 184 192
4.00%, 03/01/2047 746 783
4.00%, 06/01/2047 329 345
4.00%, 08/01/2047 539 565
4.00%, 10/01/2047 554 582
4.00%, 11/01/2047 2,016 2,114
4.00%, 01/01/2048 1,621 1,702
4.00%, 01/01/2048 1,596 1,669
4.00%, 05/01/2048 446 476
4.00%, 06/01/2048 1,456 1,512
4.00%, 06/01/2048 1,175 1,225
4.00%, 06/01/2048 9,705 10,102
4.00%, 07/01/2048 854 889
4.00%, 07/01/2048 440 458
4.00%, 08/01/2048 955 995
4.00%, 09/01/2048 1,077 1,122
4.00%, 09/01/2048 950 992
4.00%, 09/01/2048 7,491 7,799
4.00%, 09/01/2048 1,274 1,323
4.00%, 10/01/2048 392 415
4.00%, 11/01/2048 1,220 1,269
4.00%, 12/01/2048 1,138 1,182
4.00%, 01/01/2049 426 442
4.00%, 02/01/2049 211 218
4.00%, 03/01/2049 1,336 1,386
4.00%, 03/01/2049 904 944
4.00%, 03/01/2049 2,033 2,116
4.00%, 04/01/2049 1,029 1,072
4.00%, 04/01/2049 647 673
4.00%, 04/01/2049 615 638
4.50%, 08/01/2023 122 129
4.50%, 06/01/2029 25 26
4.50%, 07/01/2029 6 6
4.50%, 08/01/2030 14 15
4.50%, 01/01/2034 39 42
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 04/01/2039 $ 159 $ 172
4.50%, 09/01/2040 296 320
4.50%, 05/01/2041 368 398
4.50%, 08/01/2041 369 400
4.50%, 09/01/2041 424 460
4.50%, 09/01/2043 288 311
4.50%, 11/01/2043 306 330
4.50%, 11/01/2043 177 190
4.50%, 01/01/2044 302 325
4.50%, 02/01/2044 94 101
4.50%, 03/01/2044 256 275
4.50%, 04/01/2044 225 242
4.50%, 04/01/2044 404 434
4.50%, 05/01/2044 335 360
4.50%, 05/01/2044 99 106
4.50%, 05/01/2044 309 333
4.50%, 08/01/2044 71 75
4.50%, 08/01/2044 393 422
4.50%, 10/01/2044 231 247
4.50%, 11/01/2044 95 102
4.50%, 04/01/2045 87 91
4.50%, 04/01/2046 114 123
4.50%, 05/01/2046 235 252
4.50%, 01/01/2047 520 552
4.50%, 01/01/2047 159 169
4.50%, 03/01/2048 618 654
4.50%, 04/01/2048 421 444
4.50%, 06/01/2048 462 487
4.50%, 08/01/2048 222 234
4.50%, 10/01/2048 2,650 2,801
4.50%, 11/01/2048 182 192
4.50%, 11/01/2048 1,125 1,186
4.50%, 12/01/2048 1,121 1,181
4.50%, 12/01/2048 839 884
4.50%, 02/01/2049 626 658
4.50%, 04/01/2049 1,465 1,542
5.00%, 12/01/2025 39 42
5.00%, 01/01/2039 644 715
5.00%, 07/01/2039 219 242
5.00%, 02/01/2041 218 239
5.00%, 02/01/2041 134 148
5.00%, 04/01/2041 485 535
5.00%, 05/01/2042 260 286
5.00%, 07/01/2042 122 135
5.00%, 03/01/2044 101 111
5.00%, 05/01/2044 172 188
5.00%, 02/01/2045 230 254
5.00%, 06/01/2045 628 693
5.00%, 05/01/2048 409 438
5.00%, 06/01/2048 233 249
5.00%, 08/01/2048 169 180
5.00%, 09/01/2048 147 157
5.00%, 05/01/2049 306 328
5.00%, 06/01/2049 2,412 2,582
5.50%, 12/01/2027 59 64
5.50%, 03/01/2038 129 145
5.50%, 05/01/2038 152 171
5.50%, 06/01/2038 213 240
5.50%, 09/01/2038 333 377
5.50%, 11/01/2038 187 212
5.50%, 04/01/2039 175 196
5.50%, 04/01/2040 218 245
6.00%, 04/01/2026 31 34
6.00%, 10/01/2036 155 177
$ 252,879

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
106
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 7.05%
2.50%, 06/20/2027 $ 159 $ 163
2.50%, 12/20/2030 148 151
2.50%, 03/20/2031 245 249
2.50%, 07/20/2043 177 180
2.50%, 12/20/2046 573 583
2.50%, 01/20/2047 195 198
3.00%, 02/15/2027 103 106
3.00%, 08/20/2029 118 121
3.00%, 09/20/2029 137 141
3.00%, 07/20/2030 106 109
3.00%, 01/20/2031 116 119
3.00%, 07/20/2032 160 163
3.00%, 09/20/2042 101 105
3.00%, 11/20/2042 749 779
3.00%, 12/20/2042 553 575
3.00%, 01/20/2043 544 566
3.00%, 03/20/2043 614 636
3.00%, 03/20/2043 114 118
3.00%, 03/20/2043 698 725
3.00%, 04/20/2043 877 911
3.00%, 06/20/2043 781 812
3.00%, 08/20/2043 850 883
3.00%, 05/20/2044 319 332
3.00%, 12/15/2044 113 117
3.00%, 12/20/2044 1,028 1,067
3.00%, 01/15/2045 116 120
3.00%, 01/15/2045 111 115
3.00%, 02/20/2045 104 108
3.00%, 05/20/2045 689 714
3.00%, 06/20/2045 281 291
3.00%, 08/20/2045 878 910
3.00%, 09/01/2045 8,000 8,248
3.00%, 09/20/2045 377 390
3.00%, 10/20/2045 819 848
3.00%, 12/20/2045 454 470
3.00%, 01/20/2046 207 215
3.00%, 03/20/2046 877 909
3.00%, 04/20/2046 842 872
3.00%, 05/20/2046 1,461 1,511
3.00%, 06/20/2046 1,046 1,083
3.00%, 07/20/2046 872 903
3.00%, 08/20/2046 1,335 1,383
3.00%, 09/20/2046 991 1,027
3.00%, 10/20/2046 745 772
3.00%, 11/20/2046 1,444 1,495
3.00%, 11/20/2046 976 1,009
3.00%, 12/15/2046 242 250
3.00%, 12/20/2046 1,250 1,295
3.00%, 01/20/2047 968 1,002
3.00%, 09/20/2047 275 284
3.00%, 11/20/2047 1,073 1,107
3.00%, 02/20/2048 909 938
3.50%, 05/20/2042 215 228
3.50%, 06/20/2042 219 232
3.50%, 07/20/2042 861 914
3.50%, 09/20/2042 646 687
3.50%, 10/20/2042 464 493
3.50%, 11/20/2042 405 430
3.50%, 12/20/2042 409 434
3.50%, 01/20/2043 662 703
3.50%, 02/20/2043 1,053 1,119
3.50%, 03/20/2043 726 771
3.50%, 04/15/2043 341 359
3.50%, 04/20/2043 496 528
3.50%, 05/20/2043 318 338
3.50%, 07/20/2043 412 438
3.50%, 08/20/2043 1,073 1,138
3.50%, 09/20/2043 752 798
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 10/20/2043 $ 357 $ 378
3.50%, 09/20/2044 349 367
3.50%, 10/20/2044 407 427
3.50%, 11/20/2044 401 421
3.50%, 12/20/2044 418 438
3.50%, 01/20/2045 406 425
3.50%, 02/20/2045 557 582
3.50%, 03/15/2045 115 120
3.50%, 03/20/2045 715 748
3.50%, 04/15/2045 101 106
3.50%, 04/20/2045 540 569
3.50%, 04/20/2045 446 466
3.50%, 05/20/2045 726 759
3.50%, 06/20/2045 108 113
3.50%, 07/20/2045 599 626
3.50%, 08/20/2045 641 670
3.50%, 09/01/2045 8,800 9,144
3.50%, 09/20/2045 620 648
3.50%, 10/20/2045 568 596
3.50%, 11/20/2045 984 1,028
3.50%, 12/20/2045 711 743
3.50%, 01/20/2046 1,087 1,134
3.50%, 02/20/2046 614 641
3.50%, 03/20/2046 610 637
3.50%, 04/20/2046 717 748
3.50%, 05/20/2046 801 836
3.50%, 06/20/2046 1,557 1,625
3.50%, 07/20/2046 792 827
3.50%, 08/15/2046 219 229
3.50%, 08/20/2046 810 846
3.50%, 09/15/2046 98 103
3.50%, 09/20/2046 797 832
3.50%, 10/20/2046 801 836
3.50%, 11/20/2046 722 754
3.50%, 12/20/2046 611 638
3.50%, 02/20/2047 709 739
3.50%, 03/20/2047 1,574 1,643
3.50%, 04/20/2047 1,355 1,414
3.50%, 05/20/2047 749 781
3.50%, 06/20/2047 1,008 1,052
3.50%, 07/20/2047 1,692 1,766
3.50%, 08/20/2047 408 426
3.50%, 09/20/2047 926 967
3.50%, 10/20/2047 1,208 1,261
3.50%, 11/20/2047 2,286 2,385
3.50%, 12/20/2047 1,316 1,373
3.50%, 01/15/2048 123 128
3.50%, 01/20/2048 1,491 1,555
3.50%, 04/20/2048 1,076 1,121
3.50%, 08/20/2048 959 998
3.50%, 09/15/2048 99 103
4.00%, 11/20/2043 677 723
4.00%, 02/20/2044 273 292
4.00%, 05/15/2044 165 178
4.00%, 05/20/2044 157 168
4.00%, 07/20/2044 45 49
4.00%, 08/20/2044 340 363
4.00%, 09/20/2044 296 316
4.00%, 10/20/2044 1,110 1,184
4.00%, 11/15/2044 126 132
4.00%, 11/20/2044 222 236
4.00%, 12/20/2044 396 422
4.00%, 01/20/2045 168 179
4.00%, 03/20/2045 250 266
4.00%, 08/20/2045 362 385
4.00%, 09/01/2045 2,600 2,710
4.00%, 09/15/2045 125 135
4.00%, 09/20/2045 431 459

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
107
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 10/20/2045 $ 531 $ 564
4.00%, 11/20/2045 719 763
4.00%, 12/15/2045 155 166
4.00%, 01/20/2046 839 893
4.00%, 02/20/2046 132 141
4.00%, 04/20/2046 511 544
4.00%, 10/20/2046 151 160
4.00%, 11/20/2046 707 748
4.00%, 01/20/2047 44 46
4.00%, 02/20/2047 773 813
4.00%, 03/20/2047 570 601
4.00%, 05/20/2047 197 207
4.00%, 07/20/2047 2,669 2,799
4.00%, 09/20/2047 7,221 7,570
4.00%, 11/20/2047 1,312 1,374
4.00%, 12/20/2047 1,315 1,378
4.00%, 01/20/2048 897 939
4.00%, 06/20/2048 994 1,036
4.00%, 07/20/2048 1,261 1,317
4.00%, 08/20/2048 1,872 1,952
4.00%, 09/20/2048 1,109 1,156
4.00%, 10/20/2048 1,413 1,473
4.00%, 11/20/2048 876 914
4.00%, 12/20/2048 1,220 1,274
4.50%, 03/15/2039 222 242
4.50%, 03/15/2040 328 356
4.50%, 07/15/2040 307 333
4.50%, 02/20/2041 44 47
4.50%, 03/20/2041 33 36
4.50%, 10/20/2043 176 189
4.50%, 11/20/2043 260 279
4.50%, 01/20/2044 316 339
4.50%, 02/20/2044 240 258
4.50%, 05/20/2044 593 637
4.50%, 07/20/2044 158 170
4.50%, 01/20/2045 123 132
4.50%, 04/20/2045 197 211
4.50%, 05/15/2045 160 175
4.50%, 05/20/2045 139 148
4.50%, 09/15/2045 125 133
4.50%, 02/20/2046 247 263
4.50%, 03/20/2046 130 138
4.50%, 04/20/2046 150 160
4.50%, 08/15/2046 135 148
4.50%, 12/20/2046 413 442
4.50%, 03/15/2047 222 242
4.50%, 06/20/2047 399 420
4.50%, 10/15/2047 254 270
4.50%, 03/20/2048 238 249
4.50%, 05/20/2048 282 295
4.50%, 06/20/2048 820 861
4.50%, 07/20/2048 756 793
4.50%, 08/20/2048 1,349 1,415
4.50%, 09/20/2048 1,041 1,090
4.50%, 10/20/2048 1,061 1,111
4.50%, 11/20/2048 1,041 1,090
4.50%, 12/20/2048 1,044 1,094
5.00%, 05/15/2033 206 227
5.00%, 07/20/2038 172 190
5.00%, 10/15/2038 250 280
5.00%, 04/20/2039 117 129
5.00%, 10/15/2041 160 179
5.00%, 01/20/2045 221 242
5.00%, 02/20/2046 75 82
5.00%, 12/20/2046 194 214
5.00%, 08/20/2048 140 148
5.00%, 10/20/2048 544 573
5.50%, 03/15/2038 162 178
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 02/15/2039 $ 94 $ 105
5.50%, 06/15/2040 311 343
5.50%, 07/20/2044 173 193
5.50%, 09/20/2044 212 237
5.50%, 12/20/2048 89 95
$ 149,766
U.S. Treasury - 39.54%
1.13%, 02/28/2021 3,000 2,977
1.13%, 06/30/2021 6,280 6,230
1.13%, 07/31/2021 4,170 4,136
1.13%, 08/31/2021 5,835 5,789
1.13%, 09/30/2021 3,585 3,556
1.25%, 03/31/2021 1,560 1,551
1.25%, 10/31/2021 5,830 5,797
1.25%, 07/31/2023 4,005 3,978
1.38%, 09/15/2020 2,265 2,256
1.38%, 09/30/2020 3,950 3,933
1.38%, 10/31/2020 4,110 4,093
1.38%, 01/31/2021 3,500 3,486
1.38%, 04/30/2021 4,920 4,902
1.38%, 05/31/2021 6,000 5,978
1.38%, 06/30/2023 2,745 2,740
1.38%, 08/31/2023 4,360 4,353
1.38%, 09/30/2023 3,375 3,369
1.50%, 01/31/2022 3,800 3,803
1.50%, 02/28/2023 2,090 2,095
1.50%, 03/31/2023 3,520 3,530
1.50%, 08/15/2026 14,405 14,445
1.63%, 10/15/2020 2,240 2,237
1.63%, 11/30/2020 1,770 1,768
1.63%, 08/15/2022 6,128 6,162
1.63%, 08/31/2022 3,500 3,519
1.63%, 11/15/2022 4,915 4,945
1.63%, 04/30/2023 1,875 1,888
1.63%, 05/31/2023 3,000 3,022
1.63%, 10/31/2023 3,270 3,297
1.63%, 02/15/2026 3,198 3,231
1.63%, 05/15/2026 4,631 4,681
1.75%, 10/31/2020 2,430 2,430
1.75%, 11/15/2020 2,865 2,866
1.75%, 12/31/2020 3,000 3,002
1.75%, 11/30/2021 3,600 3,620
1.75%, 02/28/2022 2,815 2,835
1.75%, 03/31/2022 3,070 3,093
1.75%, 04/30/2022 3,325 3,351
1.75%, 05/15/2022 2,620 2,640
1.75%, 05/31/2022 3,370 3,397
1.75%, 06/30/2022 2,730 2,754
1.75%, 09/30/2022 665 671
1.75%, 01/31/2023 4,310 4,356
1.75%, 05/15/2023 4,000 4,047
1.88%, 12/15/2020 1,250 1,253
1.88%, 11/30/2021 1,310 1,321
1.88%, 01/31/2022 1,670 1,685
1.88%, 02/28/2022 3,370 3,403
1.88%, 03/31/2022 3,750 3,789
1.88%, 04/30/2022 1,160 1,172
1.88%, 05/31/2022 1,580 1,598
1.88%, 07/31/2022 2,850 2,885
1.88%, 08/31/2022 2,655 2,689
1.88%, 09/30/2022 3,210 3,253
1.88%, 10/31/2022 3,955 4,009
1.88%, 08/31/2024 10,900 11,141
1.88%, 07/31/2026 3,000 3,082
2.00%, 09/30/2020 2,770 2,777
2.00%, 11/30/2020 2,000 2,007
2.00%, 02/28/2021 1,915 1,925
2.00%, 05/31/2021 5,050 5,086

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
108
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 08/31/2021 $ 3,150 $ 3,179
2.00%, 10/31/2021 4,750 4,799
2.00%, 11/15/2021 4,900 4,953
2.00%, 12/31/2021 3,000 3,034
2.00%, 02/15/2022 4,000 4,052
2.00%, 07/31/2022 5,600 5,691
2.00%, 10/31/2022 2,775 2,823
2.00%, 11/30/2022 3,785 3,853
2.00%, 02/15/2023 4,741 4,832
2.00%, 04/30/2024 1,990 2,042
2.00%, 05/31/2024 4,660 4,787
2.00%, 06/30/2024 1,500 1,541
2.00%, 02/15/2025 7,500 7,725
2.00%, 08/15/2025 4,020 4,146
2.00%, 11/15/2026 2,840 2,946
2.13%, 01/31/2021 1,850 1,862
2.13%, 05/31/2021 3,200 3,230
2.13%, 08/15/2021 2,810 2,841
2.13%, 09/30/2021 4,400 4,454
2.13%, 12/31/2021 4,000 4,058
2.13%, 05/15/2022 1,000 1,018
2.13%, 06/30/2022 2,000 2,039
2.13%, 12/31/2022 4,080 4,172
2.13%, 11/30/2023 2,920 3,004
2.13%, 02/29/2024 5,315 5,477
2.13%, 03/31/2024 1,700 1,753
2.13%, 09/30/2024 6,000 6,207
2.13%, 11/30/2024 5,450 5,642
2.13%, 05/15/2025 6,500 6,745
2.13%, 05/31/2026 2,000 2,085
2.25%, 03/31/2021 4,270 4,312
2.25%, 04/30/2021 5,570 5,629
2.25%, 07/31/2021 3,500 3,546
2.25%, 04/15/2022 3,440 3,509
2.25%, 12/31/2023 5,300 5,484
2.25%, 01/31/2024 4,855 5,026
2.25%, 04/30/2024 3,710 3,849
2.25%, 10/31/2024 5,050 5,258
2.25%, 11/15/2024 8,250 8,590
2.25%, 12/31/2024 4,000 4,169
2.25%, 11/15/2025 7,120 7,457
2.25%, 03/31/2026 4,985 5,232
2.25%, 02/15/2027 5,910 6,239
2.25%, 08/15/2027 7,185 7,603
2.25%, 11/15/2027 6,010 6,366
2.25%, 08/15/2046 3,620 3,832
2.25%, 08/15/2049 1,450 1,541
2.38%, 12/31/2020 2,080 2,099
2.38%, 03/15/2021 2,325 2,351
2.38%, 04/15/2021 3,460 3,502
2.38%, 03/15/2022 3,535 3,616
2.38%, 01/31/2023 2,985 3,078
2.38%, 02/29/2024 3,640 3,792
2.38%, 08/15/2024 8,135 8,506
2.38%, 04/30/2026 2,895 3,063
2.38%, 05/15/2027 6,075 6,477
2.38%, 05/15/2029 2,200 2,371
2.50%, 12/31/2020 4,725 4,775
2.50%, 01/31/2021 3,510 3,550
2.50%, 02/28/2021 3,550 3,595
2.50%, 01/15/2022 3,735 3,823
2.50%, 02/15/2022 3,375 3,458
2.50%, 03/31/2023 2,905 3,014
2.50%, 08/15/2023 5,800 6,039
2.50%, 01/31/2024 3,600 3,765
2.50%, 05/15/2024 3,500 3,672
2.50%, 01/31/2025 2,500 2,639
2.50%, 02/28/2026 2,840 3,023
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.50%, 02/15/2045 $ 3,825 $ 4,243
2.50%, 02/15/2046 4,405 4,891
2.50%, 05/15/2046 3,615 4,017
2.63%, 11/15/2020 5,815 5,877
2.63%, 05/15/2021 3,095 3,149
2.63%, 06/15/2021 2,540 2,587
2.63%, 07/15/2021 3,000 3,058
2.63%, 12/15/2021 3,185 3,267
2.63%, 02/28/2023 3,030 3,153
2.63%, 06/30/2023 5,000 5,223
2.63%, 12/31/2023 3,435 3,608
2.63%, 12/31/2025 2,160 2,312
2.63%, 01/31/2026 380 407
2.63%, 02/15/2029 12,700 13,944
2.75%, 09/30/2020 3,860 3,900
2.75%, 11/30/2020 3,360 3,403
2.75%, 08/15/2021 2,640 2,701
2.75%, 09/15/2021 2,465 2,526
2.75%, 04/30/2023 2,875 3,010
2.75%, 05/31/2023 2,900 3,039
2.75%, 07/31/2023 2,818 2,959
2.75%, 08/31/2023 2,875 3,022
2.75%, 11/15/2023 6,380 6,724
2.75%, 02/15/2024 4,600 4,863
2.75%, 02/28/2025 3,500 3,743
2.75%, 08/31/2025 2,000 2,149
2.75%, 02/15/2028 3,950 4,345
2.75%, 08/15/2042 3,264 3,767
2.75%, 11/15/2042 3,230 3,726
2.75%, 08/15/2047 3,310 3,867
2.75%, 11/15/2047 4,620 5,402
2.88%, 10/31/2020 5,315 5,384
2.88%, 10/15/2021 3,590 3,691
2.88%, 11/15/2021 3,190 3,284
2.88%, 09/30/2023 2,935 3,103
2.88%, 10/31/2023 3,405 3,604
2.88%, 11/30/2023 3,445 3,651
2.88%, 04/30/2025 3,325 3,584
2.88%, 05/31/2025 2,000 2,157
2.88%, 07/31/2025 2,000 2,161
2.88%, 11/30/2025 1,470 1,594
2.88%, 05/15/2028 5,800 6,451
2.88%, 08/15/2028 6,985 7,785
2.88%, 05/15/2043 3,935 4,639
2.88%, 08/15/2045 3,750 4,451
2.88%, 11/15/2046 3,580 4,270
2.88%, 05/15/2049 2,000 2,409
3.00%, 09/30/2025 540 589
3.00%, 10/31/2025 3,000 3,273
3.00%, 05/15/2042 240 288
3.00%, 11/15/2044 4,020 4,860
3.00%, 05/15/2045 3,750 4,545
3.00%, 11/15/2045 5,015 6,092
3.00%, 02/15/2047 3,135 3,829
3.00%, 05/15/2047 3,235 3,953
3.00%, 02/15/2048 3,910 4,791
3.00%, 08/15/2048 5,075 6,229
3.00%, 02/15/2049 5,050 6,218
3.13%, 05/15/2021 3,000 3,077
3.13%, 11/15/2028 6,190 7,047
3.13%, 11/15/2041 2,600 3,179
3.13%, 02/15/2042 1,140 1,395
3.13%, 02/15/2043 2,680 3,285
3.13%, 08/15/2044 2,740 3,378
3.13%, 05/15/2048 4,870 6,106
3.38%, 05/15/2044 3,365 4,312
3.38%, 11/15/2048 5,960 7,836
3.50%, 02/15/2039 2,550 3,267

Schedule of Investments
Bond Market Index Fund
August 31, 2019
See accompanying notes.
109
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.63%, 02/15/2021 $ 3,810 $ 3,918
3.63%, 08/15/2043 2,100 2,784
3.63%, 02/15/2044 3,460 4,600
3.75%, 08/15/2041 2,660 3,553
3.75%, 11/15/2043 2,490 3,367
3.88%, 08/15/2040 2,230 3,019
4.25%, 05/15/2039 2,350 3,310
4.25%, 11/15/2040 733 1,041
4.38%, 02/15/2038 495 701
4.38%, 11/15/2039 1,750 2,511
4.38%, 05/15/2040 389 560
4.50%, 02/15/2036 1,550 2,178
4.50%, 08/15/2039 2,670 3,883
4.63%, 02/15/2040 590 874
4.75%, 02/15/2041 2,589 3,921
5.25%, 11/15/2028 409 540
5.25%, 02/15/2029 795 1,058
5.38%, 02/15/2031 2,620 3,674
5.50%, 08/15/2028 2,176 2,906
6.00%, 02/15/2026 2,000 2,559
6.13%, 11/15/2027 1,260 1,712
6.25%, 08/15/2023 2,370 2,808
6.25%, 05/15/2030 2,000 2,933
6.38%, 08/15/2027 1,540 2,106
6.50%, 11/15/2026 1,000 1,344
6.63%, 02/15/2027 795 1,084
8.13%, 05/15/2021 1,150 1,275
$ 839,592
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,365,952
Total Investments $ 2,179,756
Other Assets and Liabilities -  (2.66)% (56,471)
TOTAL NET ASSETS - 100.00% $ 2,123,285
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,892 or
0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,315 or 0.39% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 43.29%
Mortgage Securities 26.70%
Financial 8.33%
Consumer, Non-cyclical 4.57%
Money Market Funds 3.65%
Energy 2.89%
Communications 2.45%
Utilities 1.95%
Industrial 1.91%
Technology 1.74%
Investment Companies 1.57%
Consumer, Cyclical 1.50%
Basic Materials 0.80%
Asset Backed Securities 0.56%
Revenue Bonds 0.35%
General Obligation Unlimited 0.28%
Insured 0.09%
General Obligation Limited 0.03%
Other Assets and Liabilities
(2.66)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 20,740 $ 1,024,541 $ 970,638 $ 74,643
$ 20,740 $ 1,024,541 $ 970,638 $ 74,643
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 2,44 0 $ — $ — $ —
$ 2,44 0 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
110
INVESTMENT COMPANIES - 3.31% Shares Held Value (000's)
Exchange-Traded Funds - 0.26%
Invesco S&P Global Water Index ETF 74,385 $ 2,778
SPDR S&P Global Natural Resources ETF 165,852 6,936
$ 9,714
Money Market Funds - 3.05%
Principal Government Money Market Fund
1.97%
(a),(b)
115,751,264 115,751
TOTAL INVESTMENT COMPANIES $ 125,465
COMMON STOCKS - 53.01% Shares Held Value (000's)
Advertising - 0.04%
Clear Channel Outdoor Holdings Inc
(c)
596,711 1,551
Agriculture - 0.60%
Archer-Daniels-Midland Co 378,170 14,389
Bunge Ltd 158,697 8,476
$ 22,865
Automobile Parts & Equipment - 0.06%
Georg Fischer AG 2,951 2,426
Biotechnology - 0.01%
Advanz Pharma Corp
(c)
22,681 251
Building Materials - 0.38%
Boise Cascade Co 16,916 531
Fortune Brands Home & Security Inc 16,034 819
Geberit AG 18,887 8,611
Louisiana-Pacific Corp 86,405 2,077
Norbord Inc 69,638 1,702
Pinnacle Renewable Energy Inc 72,984 518
Universal Forest Products Inc 8,176 320
$ 14,578
Chemicals - 2.46%
Air Liquide SA 52,417 7,303
CF Industries Holdings Inc 350,490 16,890
FMC Corp 199,927 17,260
Ingevity Corp
(c)
8,366 637
Israel Chemicals Ltd 679,454 3,069
K+S AG 202,726 3,210
Mosaic Co/The 159,880 2,940
Nutrien Ltd 20,070 1,011
Nutrien Ltd 396,299 19,958
OCI NV
(c)
151,746 3,330
Olin Corp 118,576 2,013
Sociedad Quimica y Minera de Chile SA ADR 113,175 2,789
Yara International ASA 295,614 12,810
$ 93,220
Commercial Services - 1.93%
ALEATICA SAB de CV 6,408,936 5,980
Atlantia SpA 995,011 24,312
Atlas Arteria Ltd 881,622 5,045
Cengage Learning Holdings II Inc
(c)
2,772 35
China Merchants Port Holdings Co Ltd 6,679,687 10,405
Transurban Group 2,719,018 27,369
$ 73,146
Consumer Products - 0.16%
Avery Dennison Corp 32,986 3,812
Kimberly-Clark Corp 15,720 2,218
$ 6,030
Cosmetics & Personal Care - 0.13%
Essity AB 45,266 1,414
Kao Corp 14,700 1,061
Unicharm Corp 80,800 2,480
$ 4,955
Electric - 6.09%
ACEA SpA 35,796 697
American Electric Power Co Inc 15,700 1,431
Atlantica Yield PLC 534,833 12,724
AusNet Services 6,880,666 8,335
China Longyuan Power Group Corp Ltd 3,643,000 2,000
Clearway Energy Inc - Class C 365,419 6,468
CLP Holdings Ltd 490,500 5,048
Dominion Energy Inc 239,146 18,564
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
EDP - Energias de Portugal SA 2,621,669 $ 9,909
Emera Inc 398,434 17,261
Enel SpA 561,840 4,076
Eversource Energy 99,075 7,939
Hera SpA 596,144 2,380
Huadian Fuxin Energy Corp Ltd 17,732,000 2,956
Hydro One Ltd
(d)
953,212 17,670
Iberdrola SA 784,201 8,073
Infraestructura Energetica Nova SAB de CV
(c)
1,622,274 6,838
NextEra Energy Inc 85,901 18,819
Orsted A/S
(d)
34,504 3,293
Red Electrica Corp SA 800,675 15,900
Sembcorp Industries Ltd 728,600 1,085
Sempra Energy 99,700 14,121
Spark Infrastructure Group 10,828,412 16,758
SSE PLC 1,033,556 14,500
Terna Rete Elettrica Nazionale SpA 1,015,133 6,396
Transmissora Alianca de Energia Eletrica SA 1,117,000 7,502
$ 230,743
Electronics - 0.34%
Badger Meter Inc 20,937 1,080
Halma PLC 271,744 6,518
Itron Inc
(c)
48,441 3,364
Watts Water Technologies Inc 19,865 1,820
$ 12,782
Energy - Alternate Sources - 0.94%
Algonquin Power & Utilities Corp 391,200 5,113
First Solar Inc
(c)
118,946 7,383
NextEra Energy Partners LP 128,362 6,578
Pattern Energy Group Inc 148,885 4,042
TerraForm Power Inc 364,627 6,184
Vestas Wind Systems A/S 86,471 6,359
$ 35,659
Engineering & Construction - 1.12%
Aegion Corp
(c)
25,439 502
Aeroports de Paris 24,902 4,303
Enav SpA
(d)
1,481,877 8,378
Flughafen Zurich AG 34,965 6,428
Grupo Aeroportuario del Pacifico SAB de CV 496,100 4,716
Sydney Airport 2,737,315 15,525
Vinci SA 24,759 2,705
$ 42,557
Environmental Control - 0.63%
AquaVenture Holdings Ltd
(c)
10,484 185
Casella Waste Systems Inc
(c)
153,061 6,964
China Water Affairs Group Ltd 684,000 551
Covanta Holding Corp 306,964 5,280
Energy Recovery Inc
(c)
22,466 217
Evoqua Water Technologies Corp
(c)
41,854 647
Kurita Water Industries Ltd 76,900 1,997
METAWATER Co Ltd 7,800 270
Pentair PLC 113,375 4,073
Tetra Tech Inc 44,196 3,585
$ 23,769
Food - 0.20%
Ingredion Inc 45,069 3,483
Wilmar International Ltd 1,436,100 3,936
$ 7,419
Forest Products & Paper - 1.89%
Acadian Timber Corp 135,881 1,654
Canfor Corp
(c)
349,970 4,027
Clearwater Paper Corp
(c)
29,287 469
Domtar Corp 25,597 844
Empresas CMPC SA 516,554 1,192
Holmen AB 103,846 2,437
Interfor Corp
(c)
317,622 3,187
International Paper Co 137,141 5,363
Mercer International Inc 53,831 648

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
111
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper (continued)
Mondi PLC 370,231 $ 7,221
Nine Dragons Paper Holdings Ltd 4,307,000 3,254
Oji Holdings Corp 1,077,100 5,010
Quintis Ltd
(c),(e),(f)
2,854,062 —
Sappi Ltd 97,390 290
Smurfit Kappa Group PLC 238,775 7,370
Stora Enso Oyj 529,347 5,935
Sumitomo Forestry Co Ltd 152,500 1,866
Suzano SA 231,000 1,630
Svenska Cellulosa AB SCA 891,355 7,702
UPM- Kymmene Oyj 261,221 7,060
West Fraser Timber Co Ltd 93,090 3,279
Western Forest Products Inc 1,175,352 1,059
$ 71,497
Gas - 1.55%
Atmos Energy Corp 24,100 2,657
National Grid PLC 2,406,693 25,209
Snam SpA 2,655,797 13,468
Southwest Gas Holdings Inc 74,400 6,788
Western Midstream Partners LP 455,026 10,484
$ 58,606
Hand & Machine Tools - 0.03%
Franklin Electric Co Inc 27,622 1,267
Healthcare - Products - 0.25%
Danaher Corp 58,667 8,336
Hengan International Group Co Ltd 192,000 1,264
$ 9,600
Healthcare - Services - 0.00%
Millennium Health LLC
(c),(g)
22,091 —
Millennium Health LLC
(c),(e),(f),(g)
20,580 23
Millennium Health LLC
(c),(e),(f),(g)
19,318 19
$ 42
Home Builders - 0.26%
DR Horton Inc 45,796 2,266
Lennar Corp - A Shares 42,057 2,145
PulteGroup Inc 54,773 1,851
Taylor Morrison Home Corp
(c)
54,682 1,305
Toll Brothers Inc 31,577 1,143
TRI Pointe Group Inc
(c)
68,393 957
$ 9,667
Internet - 0.00%
Catalina Marketing Corp
(c),(e),(f)
3,965 20
Iron & Steel - 0.82%
ArcelorMittal 232,308 3,345
Fortescue Metals Group Ltd 615,456 3,320
JFE Holdings Inc 247,100 2,887
Nippon Steel Corp 206,500 2,884
Novolipetsk Steel PJSC 130,521 2,907
Nucor Corp 71,510 3,503
POSCO 17,210 3,001
thyssenkrupp AG 271,761 3,331
Vale SA ADR
(c)
275,274 3,028
voestalpine AG 131,809 3,035
$ 31,241
Lodging - 0.31%
City Developments Ltd 617,100 4,256
Hilton Worldwide Holdings Inc 80,014 7,391
$ 11,647
Machinery - Diversified - 0.77%
ANDRITZ AG 75,415 2,655
Ebara Corp 68,200 1,615
Gorman-Rupp Co/The 13,711 410
IDEX Corp 49,651 8,178
Kadant Inc 12,953 1,066
Lindsay Corp 7,758 685
Mueller Water Products Inc - Class A 113,774 1,190
SIG Combibloc Group AG
(c)
127,861 1,698
Valmet Oyj 90,669 1,643
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Xylem Inc/NY 129,124 $ 9,892
$ 29,032
Media - 0.12%
Cumulus Media Inc
(c)
68,396 930
iHeartMedia Inc
(c)
253,758 3,502
$ 4,432
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc 29,584 928
Reliance Worldwide Corp Ltd 568,219 1,465
$ 2,393
Mining - 3.78%
Anglo American PLC 713,373 15,458
Antofagasta PLC 347,914 3,678
Barrick Gold Corp 1,139,480 22,089
BHP Group Ltd 131,209 3,221
Franco-Nevada Corp 44,500 4,347
Freeport-McMoRan Inc 1,219,284 11,205
Fresnillo PLC 354,618 3,189
Glencore PLC
(c)
1,069,495 3,069
Korea Zinc Co Ltd 9,352 3,362
Lundin Mining Corp 1,118,335 5,334
MMC Norilsk Nickel PJSC ADR 164,400 4,015
Newcrest Mining Ltd 848,846 21,216
Newmont Goldcorp Corp 398,990 15,915
Norsk Hydro ASA 981,341 3,080
Rio Tinto Ltd 49,396 2,913
South32 Ltd 1,492,291 2,637
Southern Copper Corp 101,771 3,216
Sumitomo Metal Mining Co Ltd 130,200 3,660
Teck Resources Ltd 169,100 2,879
Teck Resources Ltd 240,517 4,096
Wheaton Precious Metals Corp 155,300 4,568
$ 143,147
Miscellaneous Manufacturers - 0.17%
Aalberts NV 69,186 2,615
Alfa Laval AB 215,485 3,973
$ 6,588
Oil & Gas - 5.57%
BP PLC 3,472,844 21,150
Canadian Natural Resources Ltd 127,200 3,039
Chevron Corp 30,149 3,549
CNOOC Ltd 2,107,000 3,121
Concho Resources Inc 60,421 4,420
ConocoPhillips 58,218 3,038
Devon Energy Corp 136,432 3,000
Diamondback Energy Inc 53,587 5,256
Ecopetrol SA ADR 209,436 3,307
Empresas COPEC SA 136,899 1,233
Eni SpA 226,834 3,424
EOG Resources Inc 41,920 3,110
Equinor ASA 179,180 3,056
Exxon Mobil Corp 48,503 3,322
Fieldwood Energy Inc
(c)
2,556 70
Fieldwood Energy LLC
(c),(g)
12,648 348
Galp Energia SGPS SA 385,185 5,536
Gazprom PJSC ADR 1,645,198 11,391
Helmerich & Payne Inc 105,869 3,980
Hess Corp 157,160 9,893
Imperial Oil Ltd 128,500 3,153
LUKOIL PJSC ADR 42,610 3,435
Marathon Petroleum Corp 206,536 10,164
Novatek PJSC 16,744 3,251
Occidental Petroleum Corp 185,743 8,076
OMV AG 131,736 6,728
PBF Energy Inc 153,759 3,644
Petroleo Brasileiro SA ADR 237,885 3,223
Petroleo Brasileiro SA ADR 560,043 6,849
Phillips 66 42,480 4,190
Pioneer Natural Resources Co 55,630 6,866

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
112
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Repsol SA 213,031 $ 3,100
Rosneft Oil Co PJSC 515,107 3,147
Royal Dutch Shell PLC - A Shares 110,667 3,075
S-Oil Corp 53,156 4,254
Suncor Energy Inc 111,500 3,261
TOTAL SA 489,774 24,458
Transocean Ltd
(c)
54,446 248
Valero Energy Corp 157,231 11,836
Vantage Drilling International
(c),(f)
1,554 53
Woodside Petroleum Ltd 139,876 3,021
$ 211,275
Oil & Gas Services - 0.26%
Halliburton Co 161,232 3,037
Saipem SpA
(c)
713,647 3,407
Schlumberger Ltd 98,953 3,209
Select Energy Services Inc
(c)
47,778 390
$ 10,043
Packaging & Containers - 1.07%
Amcor PLC 300,633 2,928
Ball Corp 173,732 13,970
DS Smith PLC 1,045,116 4,341
Graphic Packaging Holding Co 111,795 1,544
Greif Inc - Class A 23,977 844
Klabin SA 336,700 1,213
Packaging Corp of America 65,431 6,581
Sealed Air Corp 81,927 3,262
Sonoco Products Co 3,728 213
Westrock Co 170,252 5,819
$ 40,715
Pipelines - 7.54%
AltaGas Ltd 455,449 6,185
Antero Midstream Corp 591,225 4,204
APA Group 1,548,826 11,474
BP Midstream Partners LP 125,421 1,864
Cheniere Energy Inc
(c)
340,551 20,334
Cheniere Energy Partners LP 24,612 1,079
DCP Midstream LP 38,202 931
Enbridge Inc 964,440 32,256
Energy Transfer LP 1,354,002 18,428
Enterprise Products Partners LP 640,565 18,262
EQM Midstream Partners LP 275,354 8,335
Kinder Morgan Inc/DE 405,155 8,213
Koninklijke Vopak NV 54,963 2,622
Magellan Midstream Partners LP 276,730 18,452
MPLX LP 664,617 18,549
Noble Midstream Partners LP 54,642 1,329
NuStar Energy LP 84,946 2,334
ONEOK Inc 195,966 13,968
Pembina Pipeline Corp 191,638 7,016
Phillips 66 Partners LP 196,691 10,812
Plains All American Pipeline LP 833,360 17,859
Rattler Midstream LP
(c)
57,728 1,057
Shell Midstream Partners LP 278,652 5,353
Tallgrass Energy LP 108,170 2,118
Targa Resources Corp 133,425 4,819
TC Energy Corp 250,892 12,856
Williams Cos Inc/The 1,489,812 35,160
$ 285,869
Real Estate - 1.32%
ADO Properties SA
(d)
115,761 4,750
Aroundtown SA 610,424 5,079
Deutsche Wohnen SE 153,093 5,427
Entra ASA
(d)
290,789 4,377
Fabege AB 389,175 6,520
LEG Immobilien AG 20,700 2,434
Mitsubishi Estate Co Ltd 336,900 6,445
Mitsui Fudosan Co Ltd 397,570 9,518
New World Development Co Ltd 2,111,540 2,628
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Pope Resources a Delaware LP 38,088 $ 2,742
$ 49,920
REITs - 8.41%
Alexandria Real Estate Equities Inc 90,353 13,538
Allied Properties Real Estate Investment Trust 88,500 3,490
American Tower Corp 15,140 3,485
Americold Realty Trust 235,239 8,567
Apartment Investment & Management Co 132,463 6,756
AvalonBay Communities Inc 59,966 12,746
Boston Properties Inc 15,700 2,016
CatchMark Timber Trust Inc 236,817 2,347
CFE Capital S de RL de CV 6,574,628 6,725
Cousins Properties Inc 103,996 3,609
Crown Castle International Corp 89,141 12,941
CubeSmart 112,732 4,046
Daiwa Office Investment Corp 616 4,807
Dexus 703,492 6,110
EPR Properties 47,857 3,745
Equinix Inc 9,331 5,191
Essential Properties Realty Trust Inc 135,986 3,088
Essex Property Trust Inc 41,078 13,197
Frasers Logistics & Industrial Trust 3,111,651 2,734
Gecina SA 43,513 6,898
Goodman Group 1,412,707 13,799
Inmobiliaria Colonial Socimi SA 828,942 9,573
InterRent Real Estate Investment Trust 276,430 3,326
Invitation Homes Inc 514,318 14,792
Japan Hotel REIT Investment Corp 8,080 6,220
Japan Retail Fund Investment Corp 1,274 2,549
Kilroy Realty Corp 60,991 4,749
Klepierre SA 50,709 1,548
Link REIT 871,270 9,767
MCUBS MidCity Investment Corp 4,981 5,208
Merlin Properties Socimi SA 330,356 4,420
Minto Apartment Real Estate Investment Trust 333,542 5,754
Physicians Realty Trust 193,507 3,352
PotlatchDeltic Corp 187,369 7,210
Prologis Inc 165,193 13,813
Rayonier Inc 358,257 9,601
Regency Centers Corp 108,552 7,003
Rexford Industrial Realty Inc 316,313 13,978
Segro PLC 788,471 7,543
Simon Property Group Inc 55,101 8,207
STORE Capital Corp 138,720 5,238
Sunstone Hotel Investors Inc 177,180 2,328
UNITE Group PLC/The 465,405 5,941
United Urban Investment Corp 1,969 3,692
Warehouses De Pauw CVA 7,600 1,415
Welltower Inc 114,212 10,229
Weyerhaeuser Co 434,613 11,434
$ 318,725
Retail - 0.03%
Gymboree Corp/The
(c),(e),(f),(g)
17,842 9
Gymboree Holding Corp
(c),(e),(f)
48,577 24
Home Depot Inc/The 4,449 1,014
$ 1,047
Software - 0.19%
Avaya Holdings Corp
(c)
122,287 1,727
InterXion Holding NV
(c)
66,217 5,359
$ 7,086
Storage & Warehousing - 0.08%
Safestore Holdings PLC 383,343 3,127
Telecommunications - 0.05%
Eutelsat Communications SA 112,996 1,966

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
113
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.14%
East Japan Railway Co 53,300 $ 5,073
Harvey Gulf
(c),(e),(f)
3,014 30
Harvey Gulf - Warrants
(c),(e),(f)
13,471 135
$ 5,238
Water - 3.25%
Aguas Andinas SA 23,990,565 13,199
American States Water Co 29,437 2,724
American Water Works Co Inc 144,683 18,421
Aqua America Inc 142,597 6,316
Beijing Enterprises Water Group Ltd
(c)
4,728,000 2,478
California Water Service Group 38,477 2,172
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
273,555 3,387
Cia de Saneamento do Parana 254,040 5,324
Connecticut Water Service Inc 9,646 676
Guangdong Investment Ltd 2,302,000 4,846
Middlesex Water Co 13,126 801
Pennon Group PLC 1,076,924 9,919
Severn Trent PLC 515,384 12,994
SJW Group 18,863 1,289
Suez 339,298 5,268
United Utilities Group PLC 2,526,214 25,052
Veolia Environnement SA 333,987 7,987
York Water Co/The 10,352 386
$ 123,239
TOTAL COMMON STOCKS $ 2,009,380
BONDS - 11.60%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3.02%
Bank 2019-BNK19
1.10%, 08/15/2061
(h),( i )
$ 64,000 $ 5,058
2.26%, 08/15/2061 8,000 8,070
BBCMS 2018-TALL Mortgage Trust
2.92%, 03/15/2037
(d)
10,000 9,969
1.00 x 1 Month USD LIBOR + 0.72%
Benchmark 2019-B12 Mortgage Trust
1.21%, 08/15/2052
(h),( i )
95,000 7,409
2.26%, 08/15/2052 3,000 3,026
BHP Trust 2019-BXHP
3.24%, 08/15/2036
(d)
10,000 9,953
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
2.95%, 11/15/2035
(d)
9,458 9,462
1.00 x 1 Month USD LIBOR + 0.75%
BX Trust 2018-EXCL
3.28%, 09/15/2037
(d)
4,537 4,514
1.00 x 1 Month USD LIBOR + 1.09%
Citigroup Commercial Mortgage Trust
2019-GC41
1.19%, 08/10/2056
(h),( i )
71,500 5,868
1.95%, 08/10/2056 4,000 4,010
COMM 2018-HCLV Mortgage Trust
3.20%, 09/15/2033
(d)
10,120 10,082
1.00 x 1 Month USD LIBOR + 1.00%
DBCG 2017-BBG Mortgage Trust
2.90%, 06/15/2034
(d)
3,840 3,831
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.10%, 05/25/2026
(h),( i )
56,246 3,224
GS Mortgage Securities Corp Trust 2018-HULA
3.12%, 07/15/2025
(d)
9,866 9,841
1.00 x 1 Month USD LIBOR + 0.92%
GS Mortgage Securities Corp Trust 2019-SOHO
3.10%, 06/15/2036
(d)
3,000 3,002
1.00 x 1 Month USD LIBOR + 0.90%
InTown Hotel Portfolio Trust 2018-STAY
2.90%, 01/15/2033
(d)
5,500 5,486
1.00 x 1 Month USD LIBOR + 0.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
J.P. Morgan Chase Commercial Mortgage
Securities Trust 2018-ASH8
3.00%, 02/15/2035
(d)
$ 5,000 $ 4,986
1.00 x 1 Month USD LIBOR + 0.80%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 6,380 6,561
$ 114,352
Federal & Federally Sponsored Credit - 2.29%
Federal Farm Credit Banks
1.89%, 08/19/2021
(j)
9,000 9,002
2.09%, 02/08/2021
(j)
26,000 25,967
US Treasury 3 Month Bill Money Market
Yield + 0.26%
2.10%, 05/28/2021
(j)
11,400 11,379
US Treasury 3 Month Bill Money Market
Yield + 0.14%
2.10%, 06/24/2021
(j)
8,700 8,723
2.20%, 12/28/2020
(j)
8,000 8,000
1 Month USD LIBOR + 0.07%
2.22%, 01/15/2021
(j)
15,000 14,996
3 Month USD LIBOR + (0.08)%
2.32%, 09/24/2020
(j)
8,700 8,714
Federal Reserve Bank Prime Loan Rate US
+ (5.86)%
$ 86,781
Finance - Mortgage Loan/Banker - 5.06%
Fannie Mae
2.16%, 01/29/2021
(j)
14,700 14,698
United States Secured Overnight Financing
Rate + 0.04%
2.19%, 10/30/2020
(j)
24,000 24,009
United States Secured Overnight Financing
Rate + 0.15%
2.22%, 04/30/2020
(j)
8,800 8,803
United States Secured Overnight Financing
Rate + 0.10%
Federal Home Loan Banks
2.15%, 02/05/2021
(j)
10,000 10,012
2.17%, 09/28/2020
(j)
34,100 34,107
United States Secured Overnight Financing
Rate + 0.09%
2.17%, 01/22/2021
(j)
4,500 4,499
United States Secured Overnight Financing
Rate + 0.05%
2.19%, 06/11/2021
(j)
7,500 7,501
United States Secured Overnight Financing
Rate + 0.08%
2.20%, 08/05/2020
(j)
14,200 14,202
2.25%, 08/05/2021
(j)
7,800 7,802
Freddie Mac
2.00%, 08/19/2021
(j)
26,125 26,107
2.30%, 07/09/2020
(j)
25,000 25,004
2.52%, 04/15/2020
(j)
15,000 15,007
$ 191,751
Media - 0.07%
Clear Channel Communications
0.00%, 12/15/2019
(c),(e),(f)
523 —
iHeartCommunications Inc
8.38%, 05/01/2027 2,601 2,806
$ 2,806
Sovereign - 1.16%
French Republic Government Bond OAT
1.85%, 07/25/2027 EUR 1,380 1,924
2.00%, 05/25/2048
(d)
1,565 2,489
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(d)
10,702 12,686

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
114
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japanese Government CPI Linked Bond
0.10%, 03/10/2027 JPY 488,428 $ 4,788
0.10%, 03/10/2028 882,110 8,681
0.10%, 03/10/2029 538,369 5,314
New Zealand Government Inflation Linked Bond
2.61%, 09/20/2040 NZD 898 799
2.64%, 09/20/2035 2,991 2,532
3.22%, 09/20/2030 5,605 4,648
$ 43,861
TOTAL BONDS $ 439,551
COMMODITY INDEXED STRUCTURED
NOTES - 0.45%
Principal
Amount (000's) Value (000's)
Banks - 0.45%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
2.12%, 05/18/2020
(d),( i )
$ 21,700 17,013
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 17,013
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0.01%
Vantage Drilling International
1.00%, PIK 1.00%, 12/31/2030
(f),( i ),(k)
277 278
TOTAL CONVERTIBLE BONDS $ 278
SENIOR FLOATING RATE INTERESTS
- 14.11%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
Advantage Sales & Marketing Inc
5.58%, 07/23/2021
(l)
$ 380 $ 354
US LIBOR + 3.25%
5.58%, 07/23/2021
(l)
356 328
US LIBOR + 3.25%
Affinion Group Inc
6.15%, PIK 1.75%, 04/10/2024
(k),(l)
736 625
US LIBOR + 4.00%
Checkout Holding Corp
3.18%, PIK 9.50%, 08/15/2023
(k),(l)
233 105
US LIBOR + 1.00%
9.68%, 02/15/2023
(l)
183 148
US LIBOR + 7.50%
Outfront Media Capital LLC
4.21%, 03/18/2024
(l)
1,157 1,158
US LIBOR + 2.00%
Red Ventures LLC
5.11%, 11/08/2024
(l)
793 791
US LIBOR + 3.00%
$ 3,509
Aerospace & Defense - 0.21%
Sequa Mezzanine Holdings LLC
7.19%, 10/28/2021
(l)
2,627 2,593
US LIBOR + 5.00%
11.27%, 04/28/2022
(l)
1,304 1,273
US LIBOR + 9.00%
TransDigm Inc
4.83%, 06/09/2023
(l)
3,236 3,210
US LIBOR + 2.50%
4.83%, 05/30/2025
(l)
988 977
US LIBOR + 2.50%
$ 8,053
Airlines - 0.16%
Allegiant Travel Co
6.71%, 01/29/2024
(l)
597 597
US LIBOR + 4.50%
American Airlines Inc
4.06%, 06/27/2025
(l)
303 297
US LIBOR + 1.75%
4.12%, 04/28/2023
(l)
750 747
US LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Inc   (continued)
4.20%, 12/14/2023
(l)
$ 1,646 $ 1,639
US LIBOR + 2.00%
Kestrel Bidco Inc
0.00%, 08/07/2026
(l),(m)
2,750 2,756
US LIBOR + 3.00%
$ 6,036
Apparel - 0.03%
Champ Acquisition Corp
7.83%, 12/17/2025
(l)
995 984
US LIBOR + 5.50%
Automobile Parts & Equipment - 0.05%
Panther BF Aggregator 2 LP
5.71%, 03/18/2026
(l)
2,000 1,970
US LIBOR + 3.50%
Beverages - 0.04%
Jacobs Douwe Egberts International BV
4.25%, 10/23/2025
(l)
1,400 1,398
US LIBOR + 2.00%
Biotechnology - 0.14%
Concordia International Corp
7.70%, 09/06/2024
(l)
5,630 5,336
US LIBOR + 5.50%
Building Materials - 0.08%
Quikrete Holdings Inc
4.86%, 11/03/2023
(l)
3,083 3,049
US LIBOR + 2.75%
Chemicals - 0.02%
INEOS US Finance LLC
4.26%, 03/31/2024
(l)
237 232
US LIBOR + 2.00%
Minerals Technologies Inc
4.75%, 05/09/2021
(l)
532 532
Tronox Finance LLC
4.95%, 09/13/2024
(l)
35 35
US LIBOR + 3.00%
$ 799
Coal - 0.03%
Peabody Energy Corp
4.86%, 03/07/2025
(l)
1,175 1,157
US LIBOR + 2.75%
Commercial Services - 0.65%
Atlantic Aviation FBO Inc
5.87%, 11/28/2025
(l)
746 750
US LIBOR + 3.75%
Camelot Finance LP
5.36%, 10/03/2023
(l)
1,075 1,078
US LIBOR + 3.25%
Concentra Inc
5.21%, 06/01/2022
(l)
2,576 2,575
US LIBOR + 2.75%
Fly Funding II Sarl
0.00%, 02/09/2023
(l),(m)
1,500 1,498
US LIBOR + 2.00%
PAREXEL International Corp
4.86%, 08/09/2024
(l)
2,394 2,246
US LIBOR + 2.75%
Prime Security Services Borrower LLC
4.86%, 05/02/2022
(l)
1,671 1,669
US LIBOR + 2.75%
Refinitiv US Holdings Inc
5.94%, 09/18/2025
(l)
2,486 2,497
US LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
115
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Syniverse Holdings Inc
7.20%, 02/09/2023
(l)
$ 3,082 $ 2,872
US LIBOR + 5.00%
11.20%, 02/09/2024
(l)
2,350 1,764
US LIBOR + 9.00%
Team Health Holdings Inc
4.86%, 02/06/2024
(l)
1,391 1,116
US LIBOR + 2.75%
Trans Union LLC
4.11%, 04/10/2023
(l)
2,417 2,419
US LIBOR + 2.00%
Verscend Holding Corp
6.61%, 08/08/2025
(l)
2,225 2,229
US LIBOR + 4.50%
Wand NewCo 3 Inc
5.71%, 01/23/2026
(l)
1,000 1,002
US LIBOR + 3.50%
WEX Inc
4.36%, 05/14/2026
(l)
918 920
US LIBOR + 2.25%
$ 24,635
Computers - 0.55%
Dell International LLC
4.12%, 09/07/2023
(l)
6,821 6,834
US LIBOR + 2.00%
Diebold Nixdorf Inc
11.37%, 08/31/2022
(l)
1,600 1,688
US LIBOR + 9.25%
iQor US Inc
7.32%, 04/01/2021
(l)
2,155 1,965
US LIBOR + 5.00%
McAfee LLC
5.87%, 09/30/2024
(l)
2,942 2,942
US LIBOR + 3.75%
10.62%, 09/29/2025
(l)
656 662
US LIBOR + 8.50%
NCR Corp
0.00%, 08/07/2026
(l),(m)
467 465
US LIBOR + 2.50%
NeuStar Inc
5.61%, 08/08/2024
(l)
803 778
US LIBOR + 3.50%
Perforce Software Inc
6.61%, 06/12/2026
(l)
1,000 995
US LIBOR + 4.50%
Tempo Acquisition LLC
5.11%, 05/01/2024
(l)
1,466 1,465
US LIBOR + 3.00%
Western Digital Corp
3.86%, 04/29/2023
(l)
2,878 2,867
US LIBOR + 1.75%
$ 20,661
Consumer Products - 0.05%
KIK Custom Products Inc
0.00%, 05/15/2023
(l),(m)
2,125 2,013
US LIBOR + 4.00%
Cosmetics & Personal Care - 0.16%
Coty Inc
4.21%, 04/05/2023
(l)
3,167 3,021
US LIBOR + 2.00%
4.46%, 04/07/2025
(l)
199 192
US LIBOR + 2.25%
Revlon Consumer Products Corp
5.93%, 07/21/2023
(l)
3,445 2,729
US LIBOR + 3.50%
$ 5,942
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.08%
Core & Main LP
5.24%, 08/01/2024
(l)
$ 1,473 $ 1,469
US LIBOR + 3.00%
IAA Inc
4.63%, 05/22/2026
(l)
217 217
US LIBOR + 2.25%
KAR Auction Services Inc
4.88%, 03/09/2023
(l)
200 200
US LIBOR + 2.50%
Univar USA Inc
4.36%, 07/01/2024
(l)
1,294 1,294
US LIBOR + 2.25%
$ 3,180
Diversified Financial Services - 0.21%
Avolon TLB Borrower 1 US LLC
3.92%, 01/15/2025
(l)
3,502 3,507
US LIBOR + 1.75%
Capital Automotive LP
4.62%, 03/21/2024
(l)
2,295 2,289
US LIBOR + 2.50%
8.23%, 03/21/2025
(l)
1,583 1,584
US LIBOR + 6.00%
Ditech Holding Corp
0.00%, 06/30/2022
(c),(l)
2,056 488
US LIBOR + 6.00%
$ 7,868
Electric - 0.29%
Calpine Corp
4.61%, 07/31/2026
(l)
1,950 1,944
US LIBOR + 2.50%
4.83%, 01/15/2024
(l)
835 834
US LIBOR + 2.50%
Exgen Renewables IV LLC
5.13%, 11/15/2024
(l)
1,116 1,074
US LIBOR + 3.00%
Vistra Operations Co LLC
4.11%, 08/04/2023
(l)
5,057 5,059
US LIBOR + 2.00%
4.15%, 12/31/2025
(l)
1,978 1,980
US LIBOR + 2.00%
$ 10,891
Electrical Components & Equipment - 0.02%
Energizer Holdings Inc
4.50%, 12/17/2025
(l)
737 734
US LIBOR + 2.25%
Electronics - 0.03%
TTM Technologies Inc
4.73%, 09/13/2024
(l)
1,307 1,304
US LIBOR + 2.50%
Engineering & Construction - 0.06%
1199169 BC ULC
6.33%, 04/04/2026
(l)
699 699
US LIBOR + 4.00%
Brand Industrial Services Inc
6.51%, 06/21/2024
(l)
464 440
US LIBOR + 4.25%
Dynasty Acquisition Co Inc
6.33%, 04/04/2026
(l)
1,301 1,299
US LIBOR + 4.00%
$ 2,438
Entertainment - 0.88%
AMC Entertainment Holdings Inc
5.23%, 03/20/2026
(l)
3,762 3,773
US LIBOR + 3.00%
CCM Merger Inc
4.36%, 08/08/2021
(l)
2,422 2,422
US LIBOR + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
116
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
CEOC LLC
4.23%, 10/06/2024
(l)
$ 1,978 $ 1,974
US LIBOR + 2.00%
Formula One Management Ltd
4.61%, 02/01/2024
(l)
5,952 5,821
US LIBOR + 2.50%
Lions Gate Capital Holdings LLC
4.36%, 03/24/2025
(l)
528 526
US LIBOR + 2.25%
Metro-Goldwyn-Mayer Inc
4.62%, 07/03/2025
(l)
1,489 1,483
US LIBOR + 2.50%
6.62%, 07/03/2026
(l)
1,500 1,459
US LIBOR + 4.50%
PCI Gaming Authority
5.11%, 05/15/2026
(l)
2,000 2,009
US LIBOR + 3.00%
Penn National Gaming Inc
4.36%, 08/14/2025
(l)
1,491 1,495
US LIBOR + 2.25%
Scientific Games International Inc
4.89%, 08/14/2024
(l)
5,311 5,243
US LIBOR + 2.75%
Stars Group Holdings BV
5.83%, 06/27/2025
(l)
5,127 5,140
US LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
4.88%, 05/16/2025
(l)
1,958 1,899
US LIBOR + 2.75%
$ 33,244
Environmental Control - 0.11%
Advanced Disposal Services Inc
4.39%, 11/10/2023
(l)
3,216 3,218
US LIBOR + 2.25%
GFL Environmental Inc
5.11%, 05/09/2025
(l)
992 982
US LIBOR + 3.00%
$ 4,200
Food - 0.32%
Albertson's LLC
4.86%, 11/17/2025
(l)
5,461 5,478
US LIBOR + 2.75%
CHG PPC Parent LLC
4.86%, 03/30/2025
(l)
244 241
US LIBOR + 2.75%
US Foods Inc
4.11%, 06/27/2023
(l)
6,260 6,264
US LIBOR + 2.00%
$ 11,983
Food Service - 0.02%
8th Avenue Food & Provisions Inc
5.96%, 09/19/2025
(l)
896 896
US LIBOR + 3.75%
Healthcare - Products - 0.25%
Carestream Health Inc
7.86%, 02/28/2021
(l)
2,690 2,559
US LIBOR + 5.75%
11.61%, 06/07/2021
(l)
570 542
US LIBOR + 9.50%
ConvaTec Inc
4.58%, 10/31/2023
(l)
2,084 2,075
US LIBOR + 2.25%
Kinetic Concepts Inc
5.58%, 02/02/2024
(l)
1,849 1,849
US LIBOR + 3.25%
MedPlast Holdings Inc
6.08%, 06/26/2025
(l)
1,040 1,027
US LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Vyaire Medical Inc
7.07%, 04/11/2025
(l)
$ 1,443 $ 1,323
US LIBOR + 4.75%
$ 9,375
Healthcare - Services - 0.99%
AHP Health Partners Inc
6.61%, 06/16/2025
(l)
1,437 1,437
US LIBOR + 4.50%
Air Medical Group Holdings Inc
5.43%, 04/28/2022
(l)
2,159 2,026
US LIBOR + 3.25%
Air Methods Corp
5.83%, 04/12/2024
(l)
1,500 1,234
US LIBOR + 3.50%
Catalent Pharma Solutions Inc
4.36%, 05/08/2026
(l)
998 1,000
US LIBOR + 2.25%
Davita Inc
0.00%, 08/07/2026
(l),(m)
2,000 2,002
Envision Healthcare Corp
5.95%, 09/26/2025
(l)
2,512 1,939
US LIBOR + 3.75%
Gentiva Health Services Inc
5.87%, 07/02/2025
(l)
3,880 3,878
US LIBOR + 3.75%
HCA Inc
4.08%, 03/17/2023
(l)
2,613 2,616
US LIBOR + 1.75%
4.33%, 03/07/2025
(l)
3,092 3,101
US LIBOR + 2.00%
Heartland Dental LLC
5.99%, 04/18/2025
(l)
112 109
US LIBOR + 3.75%
5.99%, 04/30/2025
(l)
8 7
US LIBOR + 3.75%
Jaguar Holding Co II
4.61%, 08/18/2022
(l)
6,633 6,590
US LIBOR + 2.50%
New Millennium Holdco Inc
8.61%, 12/21/2020
(l)
738 324
US LIBOR + 6.50%
Phoenix Guarantor Inc
6.74%, 02/12/2026
(l)
2,134 2,123
US LIBOR + 4.50%
Quorum Health Corp
9.01%, 04/29/2022
(l)
387 381
US LIBOR + 6.75%
RegionalCare Hospital Partners Holdings Inc
6.65%, 11/14/2025
(l)
3,979 3,964
US LIBOR + 4.50%
Select Medical Corp
4.85%, 03/06/2025
(l)
3,294 3,275
US LIBOR + 2.50%
Syneos Health Inc
4.11%, 08/01/2024
(l)
1,393 1,392
US LIBOR + 2.00%
$ 37,398
Holding Companies - Diversified - 0.06%
Travelport Finance Luxembourg Sarl
7.54%, 03/18/2026
(l)
2,500 2,296
US LIBOR + 5.00%
Home Furnishings - 0.03%
Compuware Corp
6.11%, 08/08/2025
(l)
997 999
US LIBOR + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
117
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.13%
Acrisure LLC
6.36%, 11/20/2023
(l)
$ 970 $ 962
US LIBOR + 4.25%
Alliant Holdings Intermediate LLC
5.15%, 05/09/2025
(l)
2,192 2,128
US LIBOR + 3.00%
HUB International Ltd
5.27%, 04/25/2025
(l)
2,049 2,006
US LIBOR + 3.00%
$ 5,096
Internet - 0.19%
Ancestry.com Operations Inc
5.49%, 10/19/2023
(l)
1,839 1,828
US LIBOR + 3.25%
Nascar Holdings Inc
0.00%, 07/27/2026
(l),(m)
1,750 1,758
US LIBOR + 2.75%
Uber Technologies Inc
5.65%, 07/13/2023
(l)
2,480 2,470
US LIBOR + 3.50%
6.19%, 04/04/2025
(l)
990 990
US LIBOR + 4.00%
$ 7,046
Investment Companies - 0.13%
Abe Investment Holdings Inc
6.63%, 02/13/2026
(l)
1,989 1,977
US LIBOR + 4.50%
RPI Finance Trust
4.11%, 03/27/2023
(l)
3,047 3,051
US LIBOR + 2.00%
$ 5,028
Leisure Products & Services - 0.32%
Alterra Mountain Co
5.11%, 07/31/2024
(l)
2,559 2,546
US LIBOR + 3.00%
Callaway Golf Co
6.71%, 12/17/2025
(l)
1,403 1,419
US LIBOR + 4.50%
ClubCorp Holdings Inc
0.00%, 08/16/2024
(l),(m)
1,065 952
US LIBOR + 2.75%
Equinox Holdings Inc
5.11%, 03/08/2024
(l)
1,775 1,764
US LIBOR + 3.00%
Fitness International LLC
4.61%, 04/18/2023
(l)
1,640 1,630
US LIBOR + 2.75%
Life Time Inc
4.87%, 06/10/2022
(l)
3,044 3,028
US LIBOR + 2.75%
Sabre GLBL Inc
4.11%, 02/22/2024
(l)
962 962
US LIBOR + 2.00%
$ 12,301
Lodging - 0.36%
Boyd Gaming Corp
4.39%, 09/15/2023
(l)
2,927 2,925
US LIBOR + 2.25%
Caesars Resort Collection LLC
4.86%, 12/22/2024
(l)
4,965 4,887
US LIBOR + 2.75%
CityCenter Holdings LLC
4.36%, 04/18/2024
(l)
2,513 2,511
US LIBOR + 2.25%
Hilton Worldwide Finance LLC
3.90%, 06/18/2026
(l)
1,829 1,833
US LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wyndham Hotels & Resorts Inc
3.86%, 05/30/2025
(l)
$ 1,486 $ 1,490
US LIBOR + 1.75%
$ 13,646
Machinery - Construction & Mining - 0.05%
North American Lifting Holdings Inc
6.83%, 11/27/2020
(l)
2,159 2,001
US LIBOR + 4.50%
Machinery - Diversified - 0.22%
Altra Industrial Motion Corp
4.11%, 09/26/2025
(l)
450 448
US LIBOR + 2.00%
Columbus McKinnon Corp/NY
4.83%, 01/31/2024
(l)
1,150 1,149
US LIBOR + 2.50%
Gardner Denver Inc
4.86%, 07/30/2024
(l)
3,367 3,374
US LIBOR + 2.75%
NN Inc
5.36%, 03/26/2021
(l)
1,591 1,552
US LIBOR + 3.25%
5.86%, 10/19/2022
(l)
662 648
US LIBOR + 3.75%
RBS Global Inc
4.11%, 08/21/2024
(l)
1,114 1,118
US LIBOR + 2.00%
$ 8,289
Media - 1.39%
Altice Financing SA
4.95%, 07/15/2025
(l)
1,935 1,874
US LIBOR + 2.75%
Charter Communications Operating LLC
4.33%, 04/13/2025
(l)
4,306 4,315
US LIBOR + 2.00%
Clear Channel Holdings
5.67%, 08/07/2026
(l)
5,870 5,863
CSC Holdings LLC
4.44%, 07/17/2025
(l)
500 497
US LIBOR + 2.25%
4.70%, 01/25/2026
(l)
1,481 1,479
US LIBOR + 2.50%
Cumulus Media New Holdings Inc
6.62%, 05/15/2022
(l)
2,186 2,191
US LIBOR + 4.50%
Entercom Media Corp
4.89%, 11/17/2024
(l)
1,246 1,243
US LIBOR + 2.75%
EW Scripps Co/The
4.86%, 04/03/2026
(l)
2,494 2,493
US LIBOR + 2.75%
Gray Television Inc
4.58%, 02/02/2024
(l)
2,053 2,050
US LIBOR + 2.25%
4.83%, 11/02/2025
(l)
746 746
US LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
5.11%, 05/11/2021
(l)
3,598 3,498
US LIBOR + 3.00%
iHeartCommunications Inc
6.23%, 05/01/2026
(l)
7,033 7,049
US LIBOR + 4.00%
McGraw-Hill Global Education Holdings LLC
6.11%, 05/04/2022
(l)
2,769 2,616
US LIBOR + 4.00%
Mediacom Illinois LLC
3.89%, 02/15/2024
(l)
479 478
US LIBOR + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
118
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Meredith Corp
4.86%, 01/31/2025
(l)
$ 1,891 $ 1,893
US LIBOR + 2.75%
Midcontinent Communications
4.45%, 07/29/2026
(l)
1,200 1,204
US LIBOR + 2.25%
Mission Broadcasting Inc
4.48%, 01/17/2024
(l)
403 401
US LIBOR + 2.25%
Nexstar Broadcasting Inc
0.00%, 06/19/2026
(l),(m)
1,000 1,000
US LIBOR + 2.75%
4.37%, 01/17/2024
(l)
2,021 2,012
US LIBOR + 2.25%
Nielsen Finance LLC
4.21%, 10/04/2023
(l)
1,940 1,929
US LIBOR + 2.00%
Sinclair Television Group Inc
0.00%, 07/17/2026
(l),(m)
538 538
US LIBOR + 2.50%
4.37%, 01/03/2024
(l)
2,487 2,479
US LIBOR + 2.25%
4.70%, 07/17/2026
(l)
462 461
US LIBOR + 2.50%
Tribune Media Co
5.11%, 01/27/2024
(l)
2,053 2,049
US LIBOR + 3.00%
Ziggo BV
4.70%, 04/15/2025
(l)
2,150 2,134
US LIBOR + 2.50%
$ 52,492
Mining - 0.01%
Covia Holdings Corp
6.31%, 04/09/2025
(l)
282 231
US LIBOR + 3.75%
Miscellaneous Manufacturers - 0.06%
Gates Global LLC
4.86%, 03/31/2024
(l)
2,253 2,19 6
US LIBOR + 2.75%
Oil & Gas - 0.31%
California Resources Corp
6.87%, 11/14/2022
(l)
4,000 3,637
US LIBOR + 4.75%
12.49%, 12/31/2021
(l)
1,397 1,236
US LIBOR + 10.37%
Delek US Holdings Inc
4.58%, 03/14/2025
(l)
1,496 1,488
US LIBOR + 2.25%
Fieldwood Energy LLC
7.51%, 04/11/2022
(l)
3,929 3,443
US LIBOR + 5.25%
9.51%, 04/11/2023
(l)
2,651 1,986
US LIBOR + 7.25%
$ 11,790
Oil & Gas Services - 0.04%
McDermott Technology Americas Inc
7.11%, 04/04/2025
(l)
1,689 1,546
US LIBOR + 5.00%
Packaging & Containers - 0.28%
Berry Global Inc
4.45%, 01/19/2024
(l)
1,451 1,450
US LIBOR + 2.25%
4.70%, 05/15/2026
(l)
3,200 3,198
US LIBOR + 2.50%
Reynolds Group Holdings Inc
4.86%, 02/05/2023
(l)
5,849 5,843
US LIBOR + 2.75%
$ 10,491
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.55%
Bausch Health Americas Inc
4.95%, 11/14/2025
(l)
$ 2,683 $ 2,680
US LIBOR + 2.75%
5.20%, 05/19/2025
(l)
5,366 5,372
US LIBOR + 3.00%
Change Healthcare Holdings LLC
4.64%, 03/01/2024
(l)
6,734 6,656
US LIBOR + 2.50%
Grifols Worldwide Operations USA Inc
4.39%, 01/31/2025
(l)
4,379 4,381
US LIBOR + 2.25%
Mallinckrodt International Finance SA
0.00%, 09/24/2024
(l),(m)
1,013 784
US LIBOR + 2.75%
0.00%, 02/24/2025
(l),(m)
750 574
US LIBOR + 3.00%
Vizient Inc
4.61%, 05/17/2026
(l)
222 223
US LIBOR + 2.75%
$ 20,670
Pipelines - 0.11%
BCP Renaissance Parent LLC
5.76%, 10/31/2024
(l)
1,440 1,373
US LIBOR + 3.50%
Blackstone CQP Holdco LP
5.89%, 09/30/2024
(l)
1,550 1,550
US LIBOR + 3.50%
Traverse Midstream Partners LLC
6.26%, 09/21/2024
(l)
1,473 1,387
US LIBOR + 4.00%
$ 4,310
Real Estate - 0.13%
Brookfield Retail Holdings VII Sub 3 LLC
4.36%, 08/28/2023
(l)
4,238 4,116
US LIBOR + 2.50%
Realogy Group LLC
4.42%, 02/08/2025
(l)
971 935
US LIBOR + 2.25%
$ 5,051
REITs - 0.25%
Blackstone Mortgage Trust Inc
4.62%, 04/16/2026
(l)
1,500 1,504
US LIBOR + 2.50%
MGM Growth Properties Operating Partnership
LP
0.00%, 03/21/2025
(l),(m)
2,250 2,249
US LIBOR + 2.00%
Uniti Group LP
7.11%, 10/24/2022
(l)
5,924 5,718
US LIBOR + 5.00%
$ 9,471
Retail - 0.82%
1011778 BC ULC
4.37%, 02/16/2024
(l)
9,098 9,080
US LIBOR + 2.25%
Academy Ltd
6.23%, 07/01/2022
(l)
1,835 1,221
US LIBOR + 4.00%
Belk Inc
6.94%, 12/12/2022
(l)
2,961 2,301
US LIBOR + 4.75%
BJ's Wholesale Club Inc
4.94%, 02/03/2024
(l)
1,256 1,256
US LIBOR + 3.00%
Carrols Restaurant Group Inc
5.40%, 04/03/2026
(l)
2,000 1,932
US LIBOR + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
119
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
EG America LLC
6.33%, 02/07/2025
(l)
$ 1,234 $ 1,215
US LIBOR + 4.00%
Hudson's Bay Co
5.49%, 09/30/2022
(l)
879 878
US LIBOR + 3.25%
IRB Holding Corp
5.55%, 01/17/2025
(l)
247 245
US LIBOR + 3.25%
Neiman Marcus Group Ltd LLC
8.23%, 10/25/2023
(l)
1,014 826
US LIBOR + 6.00%
Petco Animal Supplies Inc
5.51%, 01/26/2023
(l)
2,315 1,651
US LIBOR + 3.25%
PetSmart Inc
6.21%, 03/11/2022
(l)
6,819 6,615
US LIBOR + 4.00%
Serta Simmons Bedding LLC
5.70%, 10/20/2023
(l)
2,135 1,417
US LIBOR + 3.50%
10.18%, 11/08/2024
(l)
470 204
US LIBOR + 8.00%
SRS Distribution Inc
5.36%, 05/19/2025
(l)
1,158 1,123
US LIBOR + 3.25%
Whatabrands LLC
5.52%, 07/17/2026
(l)
1,150 1,154
US LIBOR + 3.25%
$ 31,118
Semiconductors - 0.05%
Bright Bidco BV
5.76%, 06/30/2024
(l)
715 425
US LIBOR + 3.50%
Microchip Technology Inc
4.12%, 05/29/2025
(l)
575 574
US LIBOR + 2.00%
MKS Instruments Inc
4.36%, 01/18/2026
(l)
748 750
US LIBOR + 2.25%
ON Semiconductor Corp
3.86%, 03/31/2023
(l)
263 262
US LIBOR + 1.75%
$ 2,011
Software - 1.79%
Blackboard Inc
7.30%, 06/30/2021
(l)
2,521 2,511
US LIBOR + 5.00%
Boxer Parent Co Inc
6.58%, 10/02/2025
(l)
4,140 3,904
US LIBOR + 4.25%
Cengage Learning Inc
6.36%, 06/07/2023
(l)
5,294 5,065
US LIBOR + 4.25%
Ceridian HCM Holding Inc
5.11%, 04/04/2025
(l)
1,537 1,537
US LIBOR + 3.00%
DTI Holdco Inc
7.01%, 10/02/2023
(l)
801 733
US LIBOR + 4.75%
Dun & Bradstreet Corp/The
7.15%, 01/30/2026
(l)
1,000 1,002
US LIBOR + 5.00%
Dynatrace LLC
4.86%, 08/08/2025
(l)
676 676
US LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Epicor Software Corp
5.37%, 05/12/2022
(l)
$ 3,395 $ 3,390
US LIBOR + 3.25%
Evergreen Skills Lux Sarl
6.95%, 04/23/2021
(l)
5,042 4,201
US LIBOR + 4.75%
10.45%, 04/28/2022
(l)
804 265
US LIBOR + 8.25%
Finastra USA Inc
5.71%, 06/13/2024
(l)
4,360 4,201
US LIBOR + 3.50%
9.45%, 04/28/2025
(l)
200 195
US LIBOR + 7.25%
Greeneden US Holdings II LLC
5.45%, 12/01/2023
(l)
3,587 3,543
US LIBOR + 3.50%
Infor US Inc
5.08%, 02/01/2022
(l)
5,166 5,160
US LIBOR + 2.75%
Informatica LLC
5.36%, 08/05/2022
(l)
3,482 3,483
US LIBOR + 3.25%
Kronos Inc/MA
5.25%, 11/01/2023
(l)
1,506 1,504
US LIBOR + 3.00%
MA FinanceCo LLC
4.61%, 06/21/2024
(l)
598 580
US LIBOR + 2.50%
Project Boost Purchaser LLC
5.61%, 05/22/2026
(l)
1,750 1,732
US LIBOR + 3.50%
Rackspace Hosting Inc
5.29%, 11/03/2023
(l)
3,516 3,253
US LIBOR + 3.00%
RP Crown Parent LLC
4.86%, 10/12/2023
(l)
1,933 1,927
US LIBOR + 2.75%
Seattle SpinCo Inc
4.61%, 06/21/2024
(l)
4,039 3,918
US LIBOR + 2.50%
Sophia LP
5.58%, 09/30/2022
(l)
3,221 3,217
US LIBOR + 3.25%
SS&C European Holdings Sarl
4.36%, 04/16/2025
(l)
1,243 1,244
US LIBOR + 2.25%
SS&C Technologies Inc
4.36%, 04/16/2025
(l)
1,840 1,841
US LIBOR + 2.25%
4.36%, 04/16/2025
(l)
2,481 2,481
US LIBOR + 2.25%
TIBCO Software Inc
6.25%, 06/12/2026
(l)
4,194 4,190
US LIBOR + 4.00%
Ultimate Software Group Inc/The
6.08%, 04/08/2026
(l)
2,250 2,254
US LIBOR + 3.75%
$ 68,007
Telecommunications - 1.18%
Altice France SA/France
6.20%, 08/14/2026
(l)
3,970 3,932
US LIBOR + 4.00%
Avaya Inc
6.44%, 12/16/2024
(l)
4,768 4,679
US LIBOR + 4.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
120
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CenturyLink Inc
4.86%, 11/01/2022
(l)
$ 1,388 $ 1,387
US LIBOR + 2.75%
4.86%, 01/31/2025
(l)
5,823 5,736
US LIBOR + 2.75%
CommScope Inc
5.36%, 02/06/2026
(l)
1,500 1,491
US LIBOR + 3.25%
Consolidated Communications Inc
0.00%, 10/05/2023
(l),(m)
500 478
US LIBOR + 3.00%
Frontier Communications Corp
5.94%, 06/15/2024
(l)
3,294 3,254
US LIBOR + 3.75%
GTT Communications Inc
4.86%, 05/31/2025
(l)
1,675 1,342
US LIBOR + 2.75%
Intelsat Jackson Holdings SA
5.90%, 11/27/2023
(l)
6,176 6,170
US LIBOR + 3.75%
6.63%, 01/15/2024
(l)
2,425 2,447
Level 3 Financing Inc, Term Loan B
0.00%, 02/17/2024
(l),(m)
1,500 1,501
US LIBOR + 2.25%
Maxar Technologies Ltd
4.87%, 10/05/2024
(l)
2,132 1,863
US LIBOR + 2.75%
Plantronics Inc
4.61%, 06/02/2025
(l)
1,578 1,570
US LIBOR + 2.50%
Sprint Communications Inc
4.62%, 02/02/2024
(l)
4,337 4,306
US LIBOR + 2.50%
5.13%, 02/02/2024
(l)
2,488 2,481
US LIBOR + 3.00%
West Corp
5.61%, 10/10/2024
(l)
339 299
US LIBOR + 3.50%
6.11%, 10/10/2024
(l)
1,058 943
US LIBOR + 4.00%
Windstream Services LLC
4.62%, 03/08/2021
(l)
1,000 1,002
US LIBOR + 2.50%
$ 44,881
Transportation - 0.13%
CEVA Logistics Finance BV
7.33%, 08/04/2025
(l)
741 645
US LIBOR + 5.00%
Commercial Barge Line Co
10.86%, 11/12/2020
(l)
527 310
US LIBOR + 8.75%
HGIM Corp
8.03%, 07/02/2023
(l)
1,282 1,154
US LIBOR + 6.00%
Savage Enterprises LLC
6.21%, 08/01/2025
(l)
1,528 1,536
US LIBOR + 4.50%
XPO Logistics Inc
4.11%, 02/24/2025
(l)
1,144 1,145
US LIBOR + 2.00%
$ 4,790
TOTAL SENIOR FLOATING RATE INTERESTS $ 534,8 10
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 17.88%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.35%
2.00%, 10/31/2020
(j),(n)
$ 31,000 $ 30,945
US Treasury 3 Month Bill Money Market
Yield + 0.09%
2.07%, 01/31/2021
(j)
16,500 16,478
US Treasury 3 Month Bill Money Market
Yield + 0.23%
2.10%, 04/30/2021
(j),(n)
15,000 14,981
US Treasury 3 Month Bill Money Market
Yield + 0.28%
2.18%, 07/31/2021
(j)
11,600 11,596
US Treasury 3 Month Bill Money Market
Yield + 0.22%
2.50%, 06/30/2020
(j)
15,000 15,083
$ 89,083
U.S. Treasury Bill - 4.24%
1.83%, 02/13/2020
(o)
40,000 39,667
1.87%, 11/14/2019
(o)
10,000 9,961
2.02%, 01/09/2020
(j),(o)
12,500 12,417
2.39%, 09/12/2019
(o)
58,580 58,552
2.43%, 10/10/2019
(0)
40,100 40,018
$ 160,615
U.S. Treasury Inflation-Indexed Obligations - 11.29%
0.13%, 01/15/2022 13,567 13,480
0.13%, 04/15/2022 10,666 10,597
0.13%, 07/15/2022 19,218 19,197
0.13%, 01/15/2023 6,813 6,799
0.13%, 07/15/2024 12,067 12,165
0.13%, 07/15/2026 22,844 23,119
0.25%, 01/15/2025 17,739 17,959
0.25%, 07/15/2029 9,238 9,515
0.38%, 07/15/2023 17,331 17,555
0.38%, 07/15/2025 21,871 22,413
0.38%, 01/15/2027 15,523 15,945
0.38%, 07/15/2027 15,722 16,238
0.50%, 04/15/2024 2,336 2,384
0.50%, 01/15/2028 16,211 16,885
0.63%, 07/15/2021 5,099 5,129
0.63%, 04/15/2023 17,785 18,060
0.63%, 01/15/2024 14,261 14,612
0.63%, 01/15/2026 19,482 20,236
0.63%, 02/15/2043 7,974 8,493
0.75%, 07/15/2028 14,478 15,495
0.75%, 02/15/2042 7,642 8,387
0.75%, 02/15/2045 9,612 10,518
0.88%, 01/15/2029 29,234 31,668
0.88%, 02/15/2047 6,934 7,866
1.00%, 02/15/2046 7,563 8,780
1.00%, 02/15/2048 7,671 9,003
1.00%, 02/15/2049 6,637 7,859
1.38%, 02/15/2044 6,413 7,977
1.75%, 01/15/2028 3,129 3,580
2.00%, 01/15/2026 7,802 8,777
2.13%, 02/15/2040 2,609 3,588
2.13%, 02/15/2041 4,300 5,975
2.38%, 01/15/2025 2,328 2,617
2.38%, 01/15/2027 7,318 8,586
2.50%, 01/15/2029 6,303 7,767
3.38%, 04/15/2032 2,859 4,044
3.63%, 04/15/2028 3,574 4,675
$ 427,943
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 677,641
TOTAL PURCHASED OPTIONS - 0.02% $ 672
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.11% $ 4,277
TOTAL PURCHASED CAPPED OPTIONS - 0.00% 20
Total Investments $ 3,809,10 7
Other Assets and Liabilities -  (0.50)% (18, 836 )
TOTAL NET ASSETS - 100.00% $ 3,790, 271

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
121
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $141,782 or 3.74% of net assets.
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $591 or 0.02%
of net assets.
(g) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(h) Security is an Interest Only Strip.
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(m) This Senior Floating Rate Note will settle after August 31, 2019, at which time the interest rate will be determined.
(n) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,380 or 0.09% of net assets.
(o) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Government 26.39%
Energy 14.81%
Utilities 11.18%
Financial 11.03%
Basic Materials 8.98%
Consumer, Non-cyclical 6.43%
Industrial 5.96%
Consumer, Cyclical 3.49%
Communications 3.13%
Money Market Funds 3.05%
Mortgage Securities 3.02%
Technology 2.58%
Investment Companies 0.26%
Purchased Interest Rate Swaptions 0.11%
Diversified 0.06%
Purchased Options 0.02%
Purchased Capped Options 0.00%
Other Assets and Liabilities
(0.50)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 76,474 $ 2,607,660 $ 2,568,383 $ 115,751
$ 76,474 $ 2,607,660 $ 2,568,383 $ 115,751
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 2, 095 $ — $ — $ —
$ 2, 095 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Fieldwood Energy LLC 04/05/2018 $ 273 $ 348 0.01%
Gymboree Corp/The 08/18/2017 223 9 0.00%
Millennium Health LLC 12/21/2015 206 — 0.00%
Millennium Health LLC 03/15/2016 — 23 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 399 0.01%
Amounts in thousands.
Options
Purchased Options
Outstanding Counterparty
Contracts/
Shares
Notional
Amount Exercise Price
Expiration
Date
Upfront Payments/
(Premiums) Fair Value
Unrealized Appreciation/
(Depreciation)
Call - EUR versus GBP Deutsche Bank AG 1 EUR 2,185 EUR 0.95 11/29/2019 $ 28 $ 25 $ (3)
Call - EUR versus USD Morgan Stanley & Co 1 EUR 710 EUR 1.14 10/04/2019 118 17 (101)
Call - USD versus JPY JPMorgan Chase 1 $ 992 $ 112.10 09/17/2019 93 2 (91)
Put - NZD versus USD Morgan Stanley & Co 1 NZD 12,200 NZD 0.66 09/23/2019 32 396 364
Put - USD versus ZAR Morgan Stanley & Co 1 $ 3,930 $ 14.65 09/12/2019 27 3 (24)
Call - 90 Day Eurodollar
Future; March 2020
N/A 122 $ 305 $ 97.75 03/17/2020 20 216 196
Call - US 10 Year Note
Future; December 2019
N/A 10 $ 10 $ 132.00 11/25/2019 12 11 (1)
Call - US Treasury
Note, 10Yr Wk1 Future;
December 2019
N/A 3 $ 3 $ 132.50 09/09/2019 1 — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
122
Options (continued)
Purchased Options
Outstanding Counterparty
Contracts/
Shares
Notional
Amount Exercise Price
Expiration
Date
Upfront Payments/
(Premiums) Fair Value
Unrealized Appreciation/
(Depreciation)
Put - 90 Day Eurodollar
Future; September 2022
N/A 101 $ 253 $ 97.50 09/16/2019 $ 8 $ 1 $ (7)
Put - US Treasury Note,
10Yr Wk1 Future;
December 2019
N/A 3 $ 3 $ 131.50 09/09/2019 1 1 —
Total $ 340 $ 672 $ 332
Written Options
Outstanding Counterparty
Contracts/
Shares
Notional
Amount Exercise Price
Expiration
Date
Upfront Payments/
(Premiums) Fair Value
Unrealized Appreciation/
(Depreciation)
Call - AUD versus JPY Morgan Stanley & Co 1 AUD 9,050 AUD 73.05 09/19/2019 $ (35) $ (16) $ 19
Call - AUD versus JPY JPMorgan Chase 1 AUD 9,050 AUD 73.15 09/27/2019 (33) (19) 14
Call - AUD versus USD Morgan Stanley & Co 1 AUD 5,650 AUD 0.69 09/19/2019 (14) (5) 9
Call - EUR versus NZD TD Bank Financial
Group
1 EUR 5,610 EUR 1.75 09/23/2019 (36) (51) (15)
Call - NZD versus JPY Morgan Stanley & Co 1 NZD 11,790 NZD 69.10 09/19/2019 (44) (8) 36
Call - NZD versus USD Morgan Stanley & Co 1 NZD 18,300 NZD 0.69 09/23/2019 (48) — 48
Call - NZD versus USD JPMorgan Chase 1 NZD 6,010 NZD 0.65 09/25/2019 (14) (2) 12
Call - USD versus JPY JPMorgan Chase 1 $ 3,840 $ 107.20 09/27/2019 (16) (15) 1
Call - USD versus MXN Morgan Stanley & Co 1 $ 3,820 $ 20.10 09/18/2019 (25) (38) (13)
Put - NZD versus USD JPMorgan Chase 1 NZD 18,300 NZD 0.65 09/23/2019 (52) (413) (361)
Put - USD versus JPY Morgan Stanley & Co 1 $ 3,880 $ 104.00 09/18/2019 (18) (8) 10
Call - 90 Day Eurodollar
Future; March 2020
N/A 122 $ 305 $ 97.88 03/17/2020 (17) (182) (165)
Put - 90 Day Eurodollar
Future; September 2020
N/A 67 $ 168 $ 97.63 09/16/2019 (9) (1) 8
Total $ (36 1 ) $ (758) $ (397)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 23,301 2.10% 05/14/2020 $ 57 $ 184 $ 127
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 4,560 2.10% 05/14/2020 30 36 6
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 278 188
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 186 126
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,750 1.65% 08/16/2021 59 84 25
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 81 49
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 80 48
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 213 144
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.46% 08/17/2021 63 68 5
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,595 1.47% 02/24/2020 54 64 10
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,595 1.41% 02/28/2020 50 57 7
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 6 17 11
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 880 1.40% 02/19/2020 18 19 1
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 56 37
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 79 47
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 16,470 1.50% 06/02/2020 50 132 82
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 17,140 1.25% 08/11/2020 81 102 21

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
123
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 $ 12 $ 50 $ 38
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 492 1.85% 11/06/2019 15 42 27
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,633 1.60% 06/12/2020 70 117 47
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,510 2.52% 02/27/2020 49 275 226
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,985 3.21% 10/28/2019 60 461 401
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 4,985 3.17% 10/30/2019 64 453 389
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 6,660 3.09% 11/29/2019 86 583 497
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 4,560 2.10% 05/14/2020 2 1 (1)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 23,301 2.10% 05/14/2020 57 6 (51)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 8,460 2.10% 11/04/2019 4 1 (3)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,750 1.65% 08/16/2021 60 46 (14)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 24 (9)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,595 1.47% 02/24/2020 46 40 (6)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 59 17 (42)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.46% 08/17/2021 63 60 (3)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 90 25 (65)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 5 (98)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 560 3.05% 01/11/2029 32 15 (17)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 31 14 (17)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 56 (13)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 16 (3)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 5 (1)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 880 1.40% 02/19/2020 17 16 (1)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 34 (20)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,595 1.41% 02/28/2020 51 47 (4)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 15 (17)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 43 (45)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 29 (25)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 13 1 (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,390 3.80% 06/08/2021 55 3 (52)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,210 2.85% 05/10/2022 128 40 (88)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,510 2.52% 02/27/2020 50 1 (49)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,985 3.21% 10/28/2019 61 — (61)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
124
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 4,985 3.17% 10/30/2019 $ 63 $ — $ (63)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 6,660 3.09% 11/29/2019 86 — (86)
Total $ 2,584 $ 4,277 $ 1,693
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 19,950 1.76% 06/11/2020 $ (57) $ (106) $ (49)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 25,890 1.50% 04/07/2020 (36) (76) (40)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 25,890 1.50% 04/07/2020 (39) (76) (37)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 1.33% 08/06/2020 (6) (6) —
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,470 1.90% 12/11/2019 (11) (76) (65)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (226) (142)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,610 2.20% 06/12/2020 (57) (213) (156)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (73) (326) (253)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 10,251 0.12% 02/11/2020 (155) (251) (96)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,750 1.61% 08/14/2020 (43) (67) (24)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.42% 08/18/2020 (46) (50) (4)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,170 1.25% 08/20/2020 (37) (46) (9)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,595 1.47% 11/22/2019 (41) (49) (8)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 880 1.40% 11/18/2019 (13) (13) —
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,180 1.20% 08/18/2020 (40) (42) (2)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,595 1.42% 11/28/2019 (38) (43) (5)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,400 2.30% 11/04/2019 (8) (121) (113)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,300 2.01% 07/07/2020 (28) (85) (57)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,950 1.00% 06/02/2020 (45) (109) (64)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 12,970 2.46% 02/27/2020 (57) (294) (237)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 47,380 2.40% 02/25/2020 (144) (1,026) (882)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,340 3.30% 11/08/2019 (21) (160) (139)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (54) (237) (183)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,480 2.89% 04/15/2020 (54) (239) (185)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,750 2.94% 04/20/2020 (13) (58) (45)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 4,940 2.15% 09/04/2019 (5) (62) (57)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,010 2.00% 09/24/2019 (6) (52) (46)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 34,290 0.75% 08/11/2020 (65) (85) (20)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
125
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,000 1.37% 12/02/2019 $ (26) $ (23) $ 3
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 27,720 2.15% 05/28/2021 (78) (17) 61
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (42) (8) 34
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 19,950 1.76% 06/11/2020 (57) (16) 41
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 1.33% 08/06/2020 (6) (5) 1
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.31% 04/07/2020 (55) (2) 53
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.33% 04/07/2020 (56) (2) 54
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (63) (13) 50
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.42% 08/18/2020 (46) (43) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,470 2.40% 12/11/2019 (10) — 10
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (38) 102
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,433 2.65% 09/24/2019 (10) — 10
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (85) (43) 42
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (74) (7) 67
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,090 2.00% 08/04/2020 (16) (7) 9
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) (2) 4
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,750 1.61% 08/14/2020 (43) (29) 14
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (13) 4
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (9) (7) 2
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,010 2.30% 07/27/2020 (25) (6) 19
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,610 2.20% 06/12/2020 (57) (9) 48
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,000 2.75% 11/14/2019 (21) — 21
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,960 2.30% 06/16/2020 (28) (5) 23
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,595 1.47% 11/22/2019 (34) (27) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,170 1.65% 08/20/2020 (38) (33) 5
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (58) (2) 56
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) (2) 4
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,595 1.42% 11/28/2019 (39) (34) 5
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (9) 4
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 880 1.40% 11/18/2019 (13) (11) 2
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,360 2.55% 11/11/2019 (26) — 26
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (27) (18) 9
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,180 1.60% 08/18/2020 (41) (37) 4

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
126
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 1,730 2.25% 08/21/2024 $ (52) $ (50) $ 2
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,300 2.01% 07/07/2020 (29) (8) 21
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,400 2.80% 11/04/2019 (7) — 7
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (19) (11) 8
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (32) (18) 14
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (53) (26) 27
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (16) 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 8,350 3.50% 08/25/2020 (28) — 28
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,630 0.00% 07/20/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,950 0.11% 05/18/2021 (16) (2) 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,500 0.05% 07/06/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 07/02/2021 (6) (2) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (7) (2) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,200 0.00% 06/21/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,720 0.20% 01/24/2020 (7) — 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (13) (3) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.00% 06/28/2021 (6) (2) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (27) (2) 25
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 12,970 2.46% 02/27/2020 (57) (1) 56
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 10,110 0.10% 03/30/2021 (35) (3) 32
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,400 3.25% 12/30/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.15% 08/10/2021 (8) (7) 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (5) (4) 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 2,180 0.55% 12/22/2020 (8) — 8
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (27) (3) 24
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 3,460 2.80% 01/06/2020 (8) — 8
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,180 3.30% 09/09/2019 (15) — 15
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,340 3.30% 11/08/2019 (21) — 21
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,660 3.35% 06/01/2020 (20) — 20
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,100 3.15% 05/06/2020 (22) — 22
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (54) — 54

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
127
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 5,640 3.45% 06/09/2020 $ (23) $ — $ 23
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,580 3.50% 06/16/2020 (13) — 13
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,480 2.89% 04/15/2020 (54) — 54
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,750 2.94% 04/20/2020 (12) — 12
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 60,310 3.40% 02/25/2020 (229) — 229
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,030 2.90% 06/01/2020 (29) — 29
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,010 2.60% 09/24/2019 (4) — 4
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 4,940 2.55% 09/04/2019 (4) — 4
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive EUR 9,280 0.60% 12/15/2020 (35) — 35
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 3,970 2.55% 10/14/2019 (4) — 4
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 7,790 0.15% 04/20/2021 (28) (2) 26
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 3,140 0.08% 06/01/2021 (9) (1) 8
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 3,970 2.55% 10/11/2019 (4) — 4
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,650 2.85% 06/12/2020 (23) (5) 18
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 3,140 0.00% 07/28/2020 (9) (4) 5
Total $ (3,671) $ (4,841) $ (1,170)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; January 2020
(a)
Long 220 $ 12,742 $ 19
Brent Crude; November 2019
(a)
Long 2 118 (13)
Canada 10 Year Bond; December 2019 Long 57 6,211 (20)
Cocoa; December 2019
(a)
Long 545 12,110 40
Coffee 'C'; December 2019
(a)
Long 9 327 6
Copper; December 2019
(a)
Long 237 15,118 (208)
Corn; December 2019
(a)
Long 347 6,415 (98)
Cotton No.2; December 2019
(a)
Short 276 8,119 1,142
Euro Bund 10 Year Bund; September 2019 Short 36 7,086 (66)
Euro Buxl 30 Year Bond; September 2019 Short 11 2,712 (339)
Euro-BTP; September 2019 Short 91 14,533 (1,546)
Euro-Oat; September 2019 Short 9 1,685 (37)
Feeder Cattle; January 2020
(a)
Long 28 1,799 (157)
Feeder Cattle; October 2019
(a)
Long 66 4,316 (379)
Gasoline RBOB; November 2019
(a)
Short 165 10,414 318
Gold 100 oz; December 2019
(a)
Long 174 26,612 3,150
Japan 10 Year Bond TSE; September 2019 Short 11 16,070 (184)
KC HRW Wheat; December 2019
(a)
Short 673 13,367 838
Lean Hogs; October 2019
(a)
Short 209 5,311 31
Live Cattle; October 2019
(a)
Short 206 8,151 836
LME Lead; December 2019
(a)
Long 149 7,519 (191)
LME Lead; September 2019
(a)
Short — — 515
LME Nickel; December 2019
(a)
Long 25 2,684 628
LME Nickel; November 2019
(a)
Short — — 191
LME Nickel; September 2019
(a)
Short — — (1,092)
LME PRI Alum; November 2019
(a)
Short 297 13,001 198
LME PRI Alum; September 2019
(a)
Short — — (820)
LME Zinc; December 2019
(a)
Long 332 18,293 (3,726)
LME Zinc; September 2019
(a)
Short — — (22)
Low Sulphur Gasoline; November 2019
(a)
Long 257 14,379 (173)
Natural Gas; November 2019
(a)
Long 87 2,022 76

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
128
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
NY Harb ULSD; November 2019
(a)
Short 157 $ 12,130 $ 24
Palladium; December 2019
(a)
Long 26 4,002 264
Platinum; October 2019
(a)
Long 378 17,609 1,969
Silver; December 2019
(a)
Long 114 10,455 1,692
Soybean Meal; December 2019
(a)
Long 793 23,417 (224)
Soybean Oil; December 2019
(a)
Long 701 12,117 (214)
Soybean; November 2019
(a)
Long 89 3,867 19
Sugar #11; October 2019
(a)
Long 738 9,208 (757)
US 10 Year Note; December 2019 Short 78 10,274 (12)
US 10 Year Ultra Note; December 2019 Short 208 30,043 (26)
US 2 Year Note; December 2019 Long 470 101,575 19
US 5 Year Note; December 2019 Long 109 13,077 —
US Ultra Bond; December 2019 Short 1 197 —
Wheat; December 2019
(a)
Short 70 1,619 (2)
Wheat; March 2020
(a)
Long 20 470 (7)
WTI Crude; November 2019
(a)
Long 656 36,008 (204)
Total $ 1,458
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/05/2019 EUR 15,741 $ 17,311 $ — $ (10)
Bank of America NA 09/05/2019 $ 135 EUR 120 3 —
Bank of America NA 09/05/2019 NZD 4,042 $ 2,564 — (17)
Bank of America NA 09/18/2019 $ 626 AUD 900 19 —
Bank of America NA 09/18/2019 AUD 870 $ 589 — (3)
Bank of America NA 09/18/2019 CAD 2,140 $ 1,615 — (7)
Bank of America NA 09/18/2019 EUR 550 $ 625 — (20)
Bank of America NA 10/03/2019 $ 17,350 EUR 15,741 13 —
Barclays Bank PLC 10/10/2019 $ 1,531 AUD 2,268 2 —
Barclays Bank PLC 10/10/2019 $ 1,537 GBP 1,264 — (3)
Barclays Bank PLC 10/10/2019 GBP 2,803 $ 3,502 — (87)
Barclays Bank PLC 10/10/2019 $ 1,544 GBP 1,257 12 —
Barclays Bank PLC 10/10/2019 CAD 11,778 $ 8,936 — (84)
Barclays Bank PLC 10/10/2019 $ 1,537 CAD 2,041 3 —
Barclays Bank PLC 10/10/2019 EUR 9,267 $ 10,449 — (237)
Barclays Bank PLC 10/10/2019 $ 8,017 EUR 7,142 146 —
Barclays Bank PLC 10/10/2019 $ 3,111 JPY 327,446 20 —
Barclays Bank PLC 10/10/2019 MXN 76,700 $ 3,958 — (154)
Barclays Bank PLC 10/10/2019 NZD 6,090 $ 3,921 — (81)
Barclays Bank PLC 10/10/2019 RUB 103,701 $ 1,560 — (13)
Barclays Bank PLC 10/10/2019 $ 1,537 SEK 14,809 24 —
Barclays Bank PLC 10/10/2019 SEK 14,880 $ 1,544 — (24)
Barclays Bank PLC 10/10/2019 CHF 1,528 $ 1,583 — (33)
Barclays Bank PLC 10/10/2019 $ 8,946 CHF 8,615 209 —
BMO Capital Markets 09/18/2019 CAD 640 $ 482 — (1)
BMO Capital Markets 09/18/2019 $ 481 JPY 51,159 — (1)
BNP Paribas 09/05/2019 EUR 565 $ 633 — (12)
BNP Paribas 09/05/2019 $ 20,005 EUR 17,904 326 —
Citigroup Inc 09/05/2019 GBP 213 $ 261 — (2)
Citigroup Inc 09/05/2019 $ 348 EUR 312 5 —
Citigroup Inc 09/05/2019 EUR 263 $ 292 — (3)
Citigroup Inc 09/05/2019 $ 16,218 JPY 1,756,586 — (318)
Citigroup Inc 09/18/2019 GBP 490 $ 625 — (28)
Citigroup Inc 09/18/2019 $ 25 GBP 20 1 —
Citigroup Inc 09/18/2019 $ 600 CAD 787 9 —
Citigroup Inc 09/18/2019 $ 624 JPY 67,259 — (10)
Citigroup Inc 09/18/2019 JPY 2,732 $ 26 — —
Deutsche Bank AG 09/05/2019 EUR 1,812 $ 2,014 — (22)
Deutsche Bank AG 10/03/2019 EUR 324 $ 358 — (1)
Deutsche Bank AG 10/10/2019 AUD 3,470 $ 2,402 — (63)
Deutsche Bank AG 10/10/2019 CAD 2,380 $ 1,811 — (22)
Deutsche Bank AG 10/10/2019 EUR 630 $ 706 — (12)
Deutsche Bank AG 10/10/2019 $ 14,299 JPY 1,547,090 — (305)
Deutsche Bank AG 10/10/2019 $ 5,060 NOK 43,341 297 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
129
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 09/05/2019 $ 152 GBP 126 $ — $ (1)
Goldman Sachs & Co 09/05/2019 $ 373 EUR 333 7 —
Goldman Sachs & Co 09/05/2019 JPY 356,590 $ 3,395 — (38)
Goldman Sachs & Co 09/05/2019 $ 175 NZD 272 4 —
Goldman Sachs & Co 09/05/2019 NZD 3,291 $ 2,122 — (48)
HSBC Securities Inc 09/05/2019 $ 6,333 JPY 669,053 35 —
HSBC Securities Inc 09/05/2019 NZD 12,111 $ 7,676 — (45)
HSBC Securities Inc 09/05/2019 $ 12,507 NZD 18,942 571 —
HSBC Securities Inc 09/18/2019 AUD 895 $ 630 — (27)
HSBC Securities Inc 09/18/2019 CAD 784 $ 600 — (11)
HSBC Securities Inc 09/18/2019 $ 629 EUR 550 24 —
HSBC Securities Inc 10/03/2019 $ 7,683 NZD 12,111 48 —
JPMorgan Chase 09/18/2019 $ 586 GBP 470 14 —
JPMorgan Chase 09/18/2019 JPY 63,218 $ 587 9 —
JPMorgan Chase 10/03/2019 $ 382 NZD 604 1 —
JPMorgan Chase 10/09/2019 $ 4,070 TWD 126,028 33 —
JPMorgan Chase 10/09/2019 $ 7,687 TWD 240,680 — (22)
JPMorgan Chase 10/09/2019 TWD 152,196 $ 4,879 — (4)
JPMorgan Chase 10/09/2019 TWD 252,522 $ 8,006 82 —
JPMorgan Chase 10/10/2019 AUD 62,731 $ 43,299 — (1,016)
JPMorgan Chase 10/10/2019 AUD 2,284 $ 1,540 — —
JPMorgan Chase 10/10/2019 $ 16,030 AUD 22,984 538 —
JPMorgan Chase 10/10/2019 $ 3,522 GBP 2,814 93 —
JPMorgan Chase 10/10/2019 GBP 1,295 $ 1,586 — (8)
JPMorgan Chase 10/10/2019 $ 1,531 GBP 1,260 — (4)
JPMorgan Chase 10/10/2019 $ 24,303 CAD 32,068 200 —
JPMorgan Chase 10/10/2019 $ 14,767 CAD 19,771 — (93)
JPMorgan Chase 10/10/2019 CAD 11,843 $ 9,024 — (122)
JPMorgan Chase 10/10/2019 COP 6,576,126 $ 2,004 — (94)
JPMorgan Chase 10/10/2019 $ 50,124 EUR 44,532 1,049 —
JPMorgan Chase 10/10/2019 EUR 39,412 $ 44,382 — (949)
JPMorgan Chase 10/10/2019 INR 138,156 $ 2,000 — (83)
JPMorgan Chase 10/10/2019 $ 13,714 JPY 1,475,279 — (212)
JPMorgan Chase 10/10/2019 JPY 3,536,110 $ 32,933 447 —
JPMorgan Chase 10/10/2019 JPY 656,052 $ 6,216 — (23)
JPMorgan Chase 10/10/2019 $ 3,956 MXN 78,016 86 —
JPMorgan Chase 10/10/2019 MXN 156,591 $ 7,916 — (149)
JPMorgan Chase 10/10/2019 NZD 15,563 $ 10,151 — (338)
JPMorgan Chase 10/10/2019 NZD 13,357 $ 8,422 — —
JPMorgan Chase 10/10/2019 $ 13,939 NZD 21,019 686 —
JPMorgan Chase 10/10/2019 $ 1,583 NOK 14,081 36 —
JPMorgan Chase 10/10/2019 NOK 176,131 $ 20,424 — (1,067)
JPMorgan Chase 10/10/2019 $ 2,013 PLN 7,645 90 —
JPMorgan Chase 10/10/2019 $ 1,538 SGD 2,129 3 —
JPMorgan Chase 10/10/2019 $ 5,110 ZAR 72,841 328 —
JPMorgan Chase 10/10/2019 $ 480 KRW 566,933 11 —
JPMorgan Chase 10/10/2019 KRW 2,351,368 $ 2,008 — (63)
JPMorgan Chase 10/10/2019 SEK 82,689 $ 8,931 — (483)
JPMorgan Chase 10/10/2019 $ 8,259 SEK 76,676 425 —
JPMorgan Chase 10/10/2019 CHF 27,649 $ 28,403 — (364)
JPMorgan Chase 10/10/2019 CHF 1,846 $ 1,867 5 —
JPMorgan Chase 10/10/2019 $ 27,090 CHF 26,381 337 —
Morgan Stanley & Co 09/05/2019 $ 150 NZD 230 5 —
Morgan Stanley & Co 10/09/2019 $ 7,940 TWD 246,707 38 —
Morgan Stanley & Co 10/10/2019 AUD 2,266 $ 1,534 — (7)
Morgan Stanley & Co 10/10/2019 $ 14,614 AUD 21,148 359 —
Morgan Stanley & Co 10/10/2019 GBP 1,260 $ 1,531 4 —
Morgan Stanley & Co 10/10/2019 RUB 516,657 $ 7,907 — (199)
Morgan Stanley & Co 10/10/2019 CAD 9,433 $ 7,148 — (58)
Morgan Stanley & Co 10/10/2019 CAD 4,192 $ 3,150 1 —
Morgan Stanley & Co 10/10/2019 $ 7,674 CAD 10,215 — (4)
Morgan Stanley & Co 10/10/2019 $ 1,538 CLP 1,094,748 20 —
Morgan Stanley & Co 10/10/2019 $ 38,805 EUR 34,584 693 —
Morgan Stanley & Co 10/10/2019 EUR 50,186 $ 56,409 — (1,102)
Morgan Stanley & Co 10/10/2019 IDR 91,465,200 $ 6,480 — (67)
Morgan Stanley & Co 10/10/2019 $ 22,866 JPY 2,447,234 — (235)
Morgan Stanley & Co 10/10/2019 JPY 166,829 $ 1,576 — (1)
Morgan Stanley & Co 10/10/2019 JPY 1,421,258 $ 13,395 21 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
130
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 10/10/2019 $ 9,269 JPY 977,991 $ 37 $ —
Morgan Stanley & Co 10/10/2019 $ 8,075 MXN 156,227 326 —
Morgan Stanley & Co 10/10/2019 NZD 20,722 $ 13,655 — (589)
Morgan Stanley & Co 10/10/2019 $ 1,530 NZD 2,409 11 —
Morgan Stanley & Co 10/10/2019 NOK 34,760 $ 3,850 — (30)
Morgan Stanley & Co 10/10/2019 $ 7,870 RUB 523,520 60 —
Morgan Stanley & Co 10/10/2019 $ 1,538 RUB 103,431 — (5)
Morgan Stanley & Co 10/10/2019 $ 5,115 ZAR 72,912 329 —
Morgan Stanley & Co 10/10/2019 $ 7,454 SEK 68,708 434 —
Morgan Stanley & Co 10/10/2019 $ 10,739 CHF 10,396 196 —
Morgan Stanley & Co 10/10/2019 $ 9,620 CHF 9,499 — (13)
Morgan Stanley & Co 10/10/2019 CHF 15,246 $ 15,539 — (79)
Nomura Securities 09/05/2019 $ 253 GBP 207 1 —
Royal Bank of Scotland 09/05/2019 $ 241 GBP 199 — (1)
Royal Bank of Scotland 09/18/2019 CAD 795 $ 598 — (1)
Royal Bank of Scotland 09/18/2019 $ 605 CAD 806 — —
Royal Bank of Scotland 09/18/2019 $ 598 EUR 540 4 —
Royal Bank of Scotland 09/18/2019 EUR 540 $ 605 — (11)
Standard Chartered Bank, Hong Kong 09/05/2019 GBP 79 $ 96 — —
Standard Chartered Bank, Hong Kong 09/05/2019 $ 121 EUR 109 1 —
Standard Chartered Bank, Hong Kong 09/05/2019 JPY 2,010,228 $ 18,887 37 —
Standard Chartered Bank, Hong Kong 10/03/2019 $ 96 GBP 79 — —
Standard Chartered Bank, Hong Kong 10/03/2019 $ 18,927 JPY 2,010,228 — (39)
Toronto Dominion Bank 10/10/2019 AUD 4,657 $ 3,156 — (17)
Toronto Dominion Bank 10/10/2019 $ 1,957 INR 138,712 32 —
Toronto Dominion Bank 10/10/2019 $ 5,478 AUD 8,040 59 —
Toronto Dominion Bank 10/10/2019 $ 1,536 AUD 2,281 — (2)
Toronto Dominion Bank 10/10/2019 $ 1,580 GBP 1,298 — (1)
Toronto Dominion Bank 10/10/2019 CAD 5,115 $ 3,843 2 —
Toronto Dominion Bank 10/10/2019 $ 4,858 TWD 152,753 — (35)
Toronto Dominion Bank 10/10/2019 $ 3,960 CAD 5,270 — (1)
Toronto Dominion Bank 10/10/2019 $ 19,567 CAD 25,922 84 —
Toronto Dominion Bank 10/10/2019 $ 2,011 COP 6,652,662 79 —
Toronto Dominion Bank 10/10/2019 $ 40,632 EUR 36,019 938 —
Toronto Dominion Bank 10/10/2019 EUR 19,784 $ 22,194 — (392)
Toronto Dominion Bank 10/10/2019 $ 1,575 JPY 166,525 3 —
Toronto Dominion Bank 10/10/2019 JPY 1,151,701 $ 10,924 — (52)
Toronto Dominion Bank 10/10/2019 MXN 174,065 $ 8,953 — (319)
Toronto Dominion Bank 10/10/2019 $ 8,807 MXN 173,138 219 —
Toronto Dominion Bank 10/10/2019 $ 11,044 NZD 16,436 680 —
Toronto Dominion Bank 10/10/2019 NZD 6,000 $ 3,941 — (158)
Toronto Dominion Bank 10/10/2019 $ 9,450 NOK 84,716 139 —
Toronto Dominion Bank 10/10/2019 NOK 112,956 $ 12,667 — (253)
Toronto Dominion Bank 10/10/2019 PLN 7,624 $ 2,012 — (95)
Toronto Dominion Bank 10/10/2019 ZAR 146,280 $ 9,745 — (142)
Toronto Dominion Bank 10/10/2019 $ 1,529 KRW 1,808,518 33 —
Toronto Dominion Bank 10/10/2019 $ 1,259 SEK 11,880 4 4 —
Toronto Dominion Bank 10/10/2019 SEK 111,884 $ 11,898 — (467)
Toronto Dominion Bank 10/10/2019 CHF 12,976 $ 13,371 — (21 2 )
UBS AG 09/18/2019 $ 588 AUD 870 1 —
UBS AG 09/18/2019 EUR 950 $ 1,061 — (1 5 )
Total $ 11,14 1 $ (11,4 39 )
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.54% Semiannual Quarterly N/A 08/30/2049 $ 60 $ — $ — $ —
3 Month USD LIBOR Pay 2.17% Quarterly Semiannual N/A 11/18/2021 1,610 24 — 24
3 Month USD LIBOR Pay 2.17% Quarterly Semiannual N/A 08/19/2021 2,510 32 — 32
3 Month USD LIBOR Pay 2.16% Quarterly Semiannual N/A 08/19/2021 2,510 31 — 31
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 460 45 — 45
3 Month USD LIBOR Pay 2.24% Quarterly Semiannual N/A 08/22/2021 3,280 46 — 46
3 Month USD LIBOR Pay 2.12% Quarterly Semiannual N/A 11/26/2021 2,020 29 — 29
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 08/15/2021 2,505 33 — 33

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
131
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.09% Quarterly Semiannual N/A 11/26/2021 $ 1,010 $ 14 $ — $ 14
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 08/09/2029 335 4 — 4
3 Month USD LIBOR Pay 1.21% Quarterly Semiannual N/A 09/02/2021 1,230 — — —
3 Month USD LIBOR Pay 1.96% Quarterly Semiannual N/A 12/03/2021 3,000 34 — 34
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (89) — (89)
3 Month USD LIBOR Pay 2.00% Quarterly Semiannual N/A 12/03/2021 1,840 22 — 22
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 6,080 58 — 58
3 Month USD LIBOR Pay 2.09% Quarterly Semiannual N/A 11/26/2021 1,010 14 — 14
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 08/15/2021 2,505 33 — 33
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/09/2021 770 — — —
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/12/2021 1,000 17 — 17
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 2,130 37 — 37
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 04/28/2022 1,690 32 — 32
3 Month USD LIBOR Pay 2.23% Quarterly Semiannual N/A 05/01/2022 1,010 20 — 20
3 Month USD LIBOR Pay 2.31% Quarterly Semiannual N/A 11/04/2021 2,000 35 — 35
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/09/2029 168 2 — 2
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/05/2021 2,000 34 — 34
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 2,000 33 — 33
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 2,000 34 — 34
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 11/05/2021 1,500 (28) — (28)
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 05/07/2022 12,600 (263) — (263)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 11/05/2021 3,000 (57) — (57)
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 11/05/2021 1,993 (37) — (37)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/09/2021 770 — — —
3 Month USD LIBOR Pay 2.30% Quarterly Semiannual N/A 11/12/2021 1,000 18 (1) 17
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/12/2021 1,000 17 — 17
3 Month USD LIBOR Pay 2.01% Quarterly Semiannual N/A 07/02/2021 6,090 50 1 51
3 Month USD LIBOR Pay 1.82% Quarterly Semiannual N/A 09/05/2021 860 5 — 5
3 Month USD LIBOR Pay 1.40% Quarterly Semiannual N/A 02/10/2022 2,000 4 — 4
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 09/09/2021 800 4 — 4
3 Month USD LIBOR Pay 1.86% Quarterly Semiannual N/A 11/07/2049 180 14 — 14
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (17) — (17)
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 01/07/2022 1,540 9 — 9
3 Month USD LIBOR Receive 1.72% Semiannual Quarterly N/A 07/07/2021 3,100 (13) — (13)
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 07/07/2021 3,100 (13) — (13)
3 Month USD LIBOR Receive 1.94% Semiannual Quarterly N/A 07/11/2021 770 (5) — (5)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 07/11/2021 770 (5) — (5)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (115) — (115)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 107 — 107
3 Month USD LIBOR Pay 1.79% Quarterly Semiannual N/A 07/12/2024 1,260 28 — 28
3 Month USD LIBOR Pay 1.72% Quarterly Semiannual N/A 07/14/2021 18,620 81 — 81
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 07/14/2022 9,380 (97) — (97)
3 Month USD LIBOR Pay 1.33% Quarterly Semiannual N/A 08/07/2021 570 — — —
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 08/07/2021 3,050 5 — 5
3 Month USD LIBOR Receive 1.75% Semiannual Quarterly N/A 08/04/2021 12,340 (60) — (60)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 09/30/2021 3,260 (13) — (13)
3 Month USD LIBOR Pay 1.98% Quarterly Semiannual N/A 08/05/2029 1,340 74 — 74
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 07/30/2029 730 40 — 40
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (10) — (10)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 06/07/2021 1,226 6 — 6
3 Month USD LIBOR Pay 1.65% Quarterly Semiannual N/A 08/08/2029 830 20 — 20
3 Month USD LIBOR Receive 1.75% Semiannual Quarterly N/A 06/09/2021 300 (1) — (1)
3 Month USD LIBOR Receive 1.88% Semiannual Quarterly N/A 09/12/2021 2,880 (21) — (21)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 24,700 (115) — (115)
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 780 (161) — (161)
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 3,870 39 — 39
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 12/16/2024 1,580 (46) — (46)
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 08/08/2049 120 (10) — (10)
3 Month USD LIBOR Receive 1.79% Semiannual Quarterly N/A 06/20/2024 1,230 (27) — (27)
3 Month USD LIBOR Pay 1.62% Quarterly Semiannual N/A 06/16/2021 1,240 4 — 4
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 08/07/2021 2,650 2 — 2
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 06/23/2021 6,150 13 — 13
3 Month USD LIBOR Pay 1.59% Quarterly Semiannual N/A 12/24/2021 960 4 — 4
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 210 14 — 14
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 09/24/2021 2,930 (8) — (8)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 12,110 237 — 237
3 Month USD LIBOR Receive 2.28% Semiannual Quarterly N/A 04/27/2021 11,140 (102) — (102)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
132
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.26% Quarterly Semiannual N/A 04/28/2022 $ 843 $ 17 $ — $ 17
3 Month USD LIBOR Pay 2.62% Quarterly Semiannual N/A 02/14/2025 3,160 209 — 209
3 Month USD LIBOR Receive 2.58% Semiannual Quarterly N/A 02/14/2022 6,380 (158) — (158)
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 940 (312) — (312)
3 Month USD LIBOR Receive 2.55% Semiannual Quarterly N/A 02/16/2023 2,020 (54) — (54)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/28/2022 842 17 — 17
3 Month USD LIBOR Receive 2.52% Semiannual Quarterly N/A 02/13/2022 6,420 (152) — (152)
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 08/18/2021 2,620 1 — 1
3 Month USD LIBOR Pay 2.48% Quarterly Semiannual N/A 02/11/2022 1,025 24 — 24
3 Month USD LIBOR Pay 2.51% Quarterly Semiannual N/A 02/11/2022 1,025 24 — 24
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 (1) — (1)
3 Month USD LIBOR Receive 2.50% Semiannual Quarterly N/A 02/08/2023 2,780 (72) — (72)
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/09/2023 1,710 45 — 45
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,620 1,353 (35) 1,318
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 11,040 (715) 11 (704)
3 Month USD LIBOR Pay 2.50% Quarterly Semiannual N/A 02/24/2022 1,035 24 — 24
3 Month USD LIBOR Receive 2.58% Semiannual Quarterly N/A 02/07/2022 2,860 (71) — (71)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 08/19/2049 210 (2) — (2)
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 08/19/2029 560 2 — 2
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/19/2049 210 (1) — (1)
3 Month USD LIBOR Pay 1.41% Quarterly Semiannual N/A 08/19/2029 560 1 — 1
3 Month USD LIBOR Pay 2.83% Quarterly Semiannual N/A 12/17/2022 1,251 40 — 40
3 Month USD LIBOR Receive 3.05% Semiannual Quarterly N/A 11/29/2023 4,522 (320) — (320)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 4,970 (3) — (3)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 (4) — (4)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/28/2029 160 (3) — (3)
3 Month USD LIBOR Pay 1.42% Quarterly Semiannual N/A 08/28/2029 1,180 3 — 3
3 Month USD LIBOR Pay 1.42% Quarterly Semiannual N/A 08/28/2029 320 1 — 1
3 Month USD LIBOR Receive 1.40% Semiannual Quarterly N/A 05/15/2029 1,790 (8) — (8)
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 09/02/2021 2,470 — — —
3 Month USD LIBOR Pay 1.23% Quarterly Semiannual N/A 09/02/2021 2,470 — — —
3 Month USD LIBOR Receive 2.53% Semiannual Quarterly N/A 02/07/2023 4,500 (119) — (119)
3 Month USD LIBOR Pay 2.46% Quarterly Semiannual N/A 02/28/2022 2,070 47 — 47
3 Month USD LIBOR Pay 2.57% Quarterly Semiannual N/A 02/13/2025 3,340 213 — 213
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 08/16/2049 280 (6) — (6)
3 Month USD LIBOR Pay 2.15% Quarterly Semiannual N/A 03/30/2022 1,040 18 — 18
3 Month USD LIBOR Pay 2.06% Quarterly Semiannual N/A 03/31/2022 1,720 27 — 27
3 Month USD LIBOR Receive 2.48% Semiannual Quarterly N/A 03/02/2022 3,420 (80) — (80)
3 Month USD LIBOR Pay 2.18% Quarterly Semiannual N/A 03/29/2024 4,470 169 — 169
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 04/03/2025 1,680 (87) — (87)
3 Month USD LIBOR Receive 2.25% Semiannual Quarterly N/A 04/06/2022 1,880 (36) — (36)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 03/24/2022 1,920 37 — 37
3 Month USD LIBOR Pay 2.24% Quarterly Semiannual N/A 04/06/2022 1,950 37 — 37
3 Month USD LIBOR Receive 2.34% Semiannual Quarterly N/A 04/17/2022 2,610 (56) — (56)
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 04/20/2022 3,140 (68) — (68)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 04/21/2022 1,240 (27) — (27)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 08/09/2029 360 (5) — (5)
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 04/28/2022 1,685 34 — 34
3 Month USD LIBOR Pay 2.24% Quarterly Semiannual N/A 04/28/2022 1,685 33 — 33
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 04/15/2022 2,080 39 — 39
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 1,590 176 — 176
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 03/29/2030 2,300 (215) — (215)
3 Month USD LIBOR Pay 2.43% Quarterly Semiannual N/A 03/23/2022 2,095 48 — 48
3 Month USD LIBOR Receive 1.64% Semiannual Quarterly N/A 08/16/2049 70 (2) — (2)
3 Month USD LIBOR Receive 2.54% Semiannual Quarterly N/A 03/05/2023 3,420 (92) — (92)
3 Month USD LIBOR Receive 2.62% Semiannual Quarterly N/A 03/06/2025 680 (45) — (45)
3 Month USD LIBOR Pay 2.46% Quarterly Semiannual N/A 03/10/2022 1,560 36 — 36
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 5,700 (140) — (140)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 (2) — (2)
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 08/15/2049 300 13 — 13
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/04/2021 3,850 10 — 10
3 Month USD LIBOR Pay 2.43% Quarterly Semiannual N/A 03/23/2022 2,095 47 — 47
6 Month Euro Interbank Offered Rate Receive (0.56)% Annual Semiannual N/A 08/16/2021 EUR 15,335 2 — 2
6 Month Euro Interbank Offered Rate Receive (0.57)% Annual Semiannual N/A 08/20/2021 15,205 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 830 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 700 — — —
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 5,450 (32) — (32)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
133
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 EUR 7,870 $ (49) $ 1 $ (48)
6 Month GBP LIBOR Pay 0.72% Semiannual Semiannual N/A 08/16/2021 GBP 13,950 19 — 19
6 Month GBP LIBOR Pay 0.68% Semiannual Semiannual N/A 08/15/2021 13,950 5 2 7
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 JPY 11,470 (6) — (6)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 — — —
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (4) — (4)
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 8,220 (9) — (9)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 8,330 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.84% Annual Annual N/A 08/14/2029 $ 1,460 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 760 20 — 20
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 5,460 (26) 1 (25)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 2,390 (11) — (11)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 05/30/2029 3,160 (54) — (54)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.01% Annual Annual N/A 04/23/2024 2,110 (36) — (36)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.15% Annual Annual N/A 03/05/2029 4,695 174 1 175
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.16% Annual Annual N/A 10/30/2023 5,270 149 — 149
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 5,270 (273) — (273)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.90% Annual Annual N/A 02/12/2024 3,930 (53) 1 (52)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.01% Annual Annual N/A 04/24/2024 3,175 (55) — (55)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.98% Annual Annual N/A 05/02/2022 4,280 (46) — (46)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 13,823 (92) 1 (91)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/08/2022 5,825 (47) — (47)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.94% Annual Annual N/A 06/05/2029 3,015 31 15 46
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 5,860 (74) — (74)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.86% Annual Annual N/A 06/21/2029 2,960 (24) — (24)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 05/10/2021 17,627 (81) (14) (95)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.39% Annual Annual N/A 06/15/2049 EUR 695 4 (3) 1
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.09% Annual Annual N/A 08/15/2029 1,170 11 — 11
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.16% Annual Annual N/A 05/15/2029 2,585 37 — 37
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.40% Annual Annual N/A 08/15/2049 505 4 — 4
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 4,285 (157) 3 (154)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 03/15/2024 4,285 68 (1) 67
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.30% Annual Annual N/A 01/15/2029 2,110 (86) 2 (84)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.05% Annual Annual N/A 08/15/2029 1,970 (10) — (10)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.33% Annual Annual N/A 03/15/2029 3,880 (162) 3 (159)
New Zealand Bank Bill 3 Month FRA Receive 2.59% Semiannual Quarterly N/A 03/20/2029 NZD 651 (55) 3 (52)
New Zealand Bank Bill 3 Month FRA Receive 2.55% Semiannual Quarterly N/A 03/20/2029 3,335 (272) 12 (260)
New Zealand Bank Bill 3 Month FRA Receive 2.58% Semiannual Quarterly N/A 03/20/2029 1,219 (102) 5 (97)
New Zealand Bank Bill 3 Month FRA Receive 2.80% Semiannual Quarterly N/A 03/20/2029 10,753 (1,047) 51 (996)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
134
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
New Zealand Bank Bill 3 Month FRA Pay 1.27% Quarterly Semiannual N/A 08/15/2029 NZD 8,145 $ 35 $ — $ 35
Sterling Overnight Index Average Pay 0.61% Annual Annual N/A 12/19/2019 GBP 164,985 (4) 5 1
Sterling Overnight Index Average Pay 0.64% Annual Annual N/A 12/19/2019 366,100 6 8 14
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 5,285 (213) 1 (212)
United Kingdom Retail Prices Index Pay 3.44% Annual Annual N/A 08/15/2048 260 29 — 29
United Kingdom Retail Prices Index Pay 3.70% Annual Annual N/A 07/15/2029 1,880 (2) — (2)
United Kingdom Retail Prices Index Receive 3.55% Annual Annual N/A 11/15/2047 2,795 (585) 27 (558)
United Kingdom Retail Prices Index Pay 3.41% Annual Annual N/A 01/15/2028 1,965 (65) (1) (66)
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 08/15/2049 1,085 (54) — (54)
United Kingdom Retail Prices Index Pay 3.60% Annual Annual N/A 11/15/2042 2,795 321 (22) 299
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 11/15/2027 4,640 104 8 112
United Kingdom Retail Prices Index Receive 3.73% Annual Annual N/A 08/15/2029 1,440 (4) — (4)
United Kingdom Retail Prices Index Receive 3.41% Annual Annual N/A 03/15/2048 300 (25) — (25)
United Kingdom Retail Prices Index Pay 3.77% Annual Annual N/A 08/15/2029 3,040 25 — 25
United Kingdom Retail Prices Index Receive 3.48% Annual Annual N/A 01/15/2029 915 26 — 26
United Kingdom Retail Prices Index Receive 3.40% Annual Annual N/A 08/15/2049 305 (26) 1 (25)
United Kingdom Retail Prices Index Pay 3.39% Annual Annual N/A 08/15/2028 1,650 (71) 1 (70)
United Kingdom Retail Prices Index Receive 3.45% Annual Annual N/A 10/15/2023 3,420 12 4 16
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 3,420 (54) (3) (57)
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 (8) (1) (9)
United Kingdom Retail Prices Index Pay 3.53% Annual Annual N/A 03/15/2029 570 (18) — (18)
United Kingdom Retail Prices Index Receive 3.41% Annual Annual N/A 03/15/2024 3,035 76 (2) 74
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 3,035 (116) 4 (112)
United Kingdom Retail Prices Index Receive 3.66% Annual Annual N/A 08/15/2029 1,830 17 — 17
United Kingdom Retail Prices Index Pay 3.65% Annual Annual N/A 06/15/2029 1,810 (16) — (16)
United Kingdom Retail Prices Index Pay 3.64% Annual Annual N/A 06/15/2024 7,105 (76) 23 (53)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 06/15/2049 390 (39) — (39)
United Kingdom Retail Prices Index Receive 3.81% Annual Annual N/A 08/15/2024 3,545 (7) — (7)
United Kingdom Retail Prices Index Pay 3.55% Annual Annual N/A 11/15/2032 4,640 (22) (16) (38)
US Federal Funds Effective Rate
(continuous series)
Receive 1.10% Annual Annual N/A 09/15/2021 $ 18,300 — (2) (2)
Total $ (3,064) $ 94 $ (2,970)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
442,842 Receive UST 13 Week Bill
High Discount
Rate  + 0.10%
Monthly 09/18/2019 $ 71,768 $ — $ 294 $ —
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
538,621 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 09/18/2019 87,291 — 357 —
M3 Capital Partners Macquarie Commodity
Product 251E
(a)
98,955 Receive 0.33% Annual 09/09/2019 8,352 — — —
Merrill Lynch BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
215,314 Receive 1.13% Annual 09/09/2019 20,745 — — —
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
146,250 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 09/18/2019 23,702 — 9 6 —
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
209,048 Receive 0.35% Annual 09/09/2019 18,747 — — —
Total $ — $ 74 7 $ —
Amounts in thousands except contracts
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
135
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.45%) Receive $ 5,395 0.45% 10/04/2019 $ 5 $ — $ (5)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 8,190 0.40% 06/30/2020 7 10 3
Call - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.35%) Pay 7,850 0.35% 11/04/2019 6 3 (3)
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 8,300 0.35% 07/09/2020 6 7 1
Total $ 24 $ 20 $ (4)
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Pay $ 5,395 0.55% 10/04/2019 $ (3) $ — $ 3
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 16,380 0.30% 06/30/2020 (8) (11) (3)
Put - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.45%) Receive 7,850 0.45% 11/04/2019 (3) (1) 2
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 16,610 0.25% 07/09/2020 (8) (9) (1)
Total $ (22) $ (21) $ 1
Amounts in thousands.

Schedule of Investments
EDGE MidCap Fund
August 31, 2019
See accompanying notes.
136
INVESTMENT COMPANIES - 3.02% Shares Held Value (000's)
Money Market Funds - 3.02%
BlackRock Liquidity FedFund 2.01%
(a),(b)
994,500 $ 99 5
Principal Government Money Market Fund
1.97%
(a),(c)
19,942,911 19,943
$ 20,93 8
TOTAL INVESTMENT COMPANIES $ 20,93 8
COMMON STOCKS - 97.20% Shares Held Value (000's)
Advertising - 0.75%
Interpublic Group of Cos Inc/The 262,511 5,21 8
Airlines - 2.38%
Alaska Air Group Inc 276,902 16,537
Automobile Parts & Equipment - 1.88%
Autoliv Inc 190,826 13,052
Banks - 3.77%
Bank OZK 229,061 5,910
Cullen/Frost Bankers Inc 243,599 20,221
$ 26,131
Chemicals - 4.45%
FMC Corp 134,265 11,591
HB Fuller Co 453,369 19,318
$ 30,909
Commercial Services - 2.77%
Aaron's Inc 299,336 19,190
Consumer Products - 1.65%
Avery Dennison Corp 99,281 11,474
Electric - 6.01%
Alliant Energy Corp 263,919 13,843
Eversource Energy 259,779 20,816
WEC Energy Group Inc 73,928 7,080
$ 41,739
Electrical Components & Equipment - 4.36%
Energizer Holdings Inc
( d)
383,628 14,770
Littelfuse Inc 98,984 15,448
$ 30,218
Electronics - 2.59%
Arrow Electronics Inc
( e)
259,866 17,983
Environmental Control - 2.47%
Waste Connections Inc 186,374 17,128
Hand & Machine Tools - 3.99%
Lincoln Electric Holdings Inc 228,054 18,828
Snap-on Inc 59,849 8,898
$ 27,726
Healthcare - Products - 6.36%
Teleflex Inc 69,167 25,171
Varian Medical Systems Inc
( e)
179,098 18,972
$ 44,143
Healthcare - Services - 3.69%
Universal Health Services Inc 177,131 25,610
Insurance - 5.60%
Fidelity National Financial Inc 444,833 19,547
Markel Corp
( e)
16,951 19,376
$ 38,923
Internet - 1.12%
Rightmove PLC 1,187,978 7,755
Investment Companies - 0.99%
Oaktree Capital Group LLC 131,626 6,875
Machinery - Diversified - 1.40%
Nordson Corp 71,295 9,693
Mining - 0.11%
Livent Corp
( e)
120,377 740
Oil & Gas - 3.58%
Cimarex Energy Co 229,808 9,832
Helmerich & Payne Inc 185,458 6,971
HollyFrontier Corp 181,116 8,034
$ 24,837
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7.71%
Alexandria Real Estate Equities Inc 130,433 $ 19,544
CyrusOne Inc 322,609 23,699
STORE Capital Corp 270,336 10,208
$ 53,451
Retail - 6.47%
Chipotle Mexican Grill Inc
( e)
23,169 19,425
Lululemon Athletica Inc
( e)
72,581 13,404
Tiffany & Co 142,528 12,096
$ 44,925
Savings & Loans - 3.16%
Washington Federal Inc 616,725 21,955
Semiconductors - 4.67%
Microchip Technology Inc 222,904 19,243
Teradyne Inc 248,520 13,164
$ 32,407
Software - 8.44%
Black Knight Inc
( e)
489,504 30,472
Fair Isaac Corp
( e)
79,600 28,077
$ 58,549
Toys, Games & Hobbies - 3.03%
Hasbro Inc 189,826 20,970
Transportation - 3.80%
Expeditors International of Washington Inc 240,167 17,076
Kirby Corp
( e)
126,671 9,322
$ 26,398
TOTAL COMMON STOCKS $ 674,53 6
Total Investments $ 695,474
Other Assets and Liabilities -  (0.22)% (1,538)
TOTAL NET ASSETS - 100.00% $ 693,936
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $995 or
0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 21.23%
Industrial 18.61%
Consumer, Non-cyclical 14.47%
Consumer, Cyclical 13.76%
Technology 13.11%
Utilities 6.01%
Basic Materials 4.56%
Energy 3.58%
Money Market Funds 3.02%
Communications 1.87%
Other Assets and Liabilities
(0.22)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
EDGE MidCap Fund
August 31, 2019
See accompanying notes.
137
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 8,424 $ 139,805 $ 128,286 $ 19,943
$ 8,424 $ 139,805 $ 128,286 $ 19,943
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 27 7 $ — $ — $ —
$ 27 7 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
138
INVESTMENT COMPANIES - 13.03% Shares Held Value (000's)
Exchange-Traded Funds - 0.84%
iShares J.P. Morgan USD EM Bond UCITS ETF 94,751 $ 10,816
iShares MSCI EM Small Cap UCITS ETF 2,168 130
TOPIX Exchange Traded Fund 14,570 213
$ 11,159
Money Market Funds - 12.19%
First American Government Obligations Fund
1.99%
(a)
948,726 949
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 2.01%
(a),(b),(c)
10,907,281 10,907
Principal Government Money Market Fund
1.97%
(a),(d)
151,384,231 151,384
$ 163,240
TOTAL INVESTMENT COMPANIES $ 174,399
COMMON STOCKS - 39.86% Shares Held Value (000's)
Advertising - 0.16%
Clear Channel Outdoor Holdings Inc
(e)
562,779 1,464
Gendai Agency Inc 2,100 8
Interpublic Group of Cos Inc/The 826 16
Ocean Outdoor Ltd
(e),(f)
6,632 52
Omnicom Group Inc
(g)
7,108 540
Relia Inc 5,300 67
$ 2,147
Aerospace & Defense - 0.65%
Aerojet Rocketdyne Holdings Inc
(e)
1,965 103
Boeing Co/The 3,350 1,220
Cobham PLC
(e)
307,588 606
Dassault Aviation SA 775 1,103
HEICO Corp - Class A 1,500 166
Jamco Corp 1,350 19
L3Harris Technologies Inc
(g)
2,033 430
Leonardo SpA 20,900 257
Lockheed Martin Corp
(g)
7,061 2,712
Moog Inc 1,150 93
MTU Aero Engines AG 677 185
Triumph Group Inc 21,438 445
Ultra Electronics Holdings PLC 14,028 372
United Technologies Corp
(g)
7,796 1,015
$ 8,726
Agriculture - 0.38%
Altria Group Inc
(g)
45,746 2,001
Philip Morris International Inc
(g)
32,781 2,363
Swedish Match AB 19,737 775
$ 5,139
Airlines - 0.23%
Alaska Air Group Inc
(g)
3,211 192
Delta Air Lines Inc
(g)
7,448 431
Japan Airlines Co Ltd 10,100 315
Southwest Airlines Co
(g)
30,000 1,570
United Airlines Holdings Inc
(e)
6,550 552
$ 3,060
Apparel - 0.42%
Asics Corp 2,200 28
Burberry Group PLC 1,704 45
Carter's Inc 2,108 193
Hermes International 1,846 1,261
Kontoor Brands Inc 3,135 107
LVMH Moet Hennessy Louis Vuitton SE 2,003 799
Moncler SpA 12,669 477
NIKE Inc
(g)
12,649 1,069
PVH Corp
(g)
1,985 150
Ralph Lauren Corp
(g)
1,849 163
Sanyo Shokai Ltd 4,350 53
Tapestry Inc
(g)
612 13
Under Armour Inc - Class A
(e)
23,164 431
Under Armour Inc - Class C
(e)
757 13
VF Corp
(g)
9,285 761
$ 5,563
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers - 0.33%
Ferrari NV 6,209 $ 980
Ford Motor Co
(g)
88,698 813
General Motors Co 2,991 111
GT Capital Holdings Inc 4,947 86
Guangzhou Automobile Group Co Ltd 83,060 83
Honda Motor Co Ltd 18,430 437
Mitsubishi Motors Corp 7,300 30
Nissan Motor Co Ltd 25,250 156
PACCAR Inc
(g)
11,010 723
REV Group Inc 6,880 89
Subaru Corp 11,100 297
Suzuki Motor Corp 5,400 208
Volvo AB - B Shares 26,868 372
$ 4,385
Automobile Parts & Equipment - 0.20%
Aisan Industry Co Ltd 6,360 43
BorgWarner Inc
(g)
1,948 64
Cooper Tire & Rubber Co 3,113 73
Daikyonishikawa Corp 2,280 16
Dana Inc 6,948 88
Exedy Corp 5,530 103
Keihin Corp 8,250 112
Koito Manufacturing Co Ltd 14,800 694
Nissin Kogyo Co Ltd 7,515 97
NOK Corp 12,220 169
Nokian Renkaat OYJ 6,578 180
Pacific Industrial Co Ltd 3,014 41
Rheinmetall AG 2,576 305
Siix Corp 3,080 39
Sumitomo Riko Co Ltd 7,070 51
Tachi-S Co Ltd 5,500 62
Tokai Rika Co Ltd 8,150 128
Toyo Tire Corp 8,474 103
Toyoda Gosei Co Ltd 8,440 157
Unipres Corp 7,500 116
$ 2,641
Banks - 1.38%
Allegiance Bancshares Inc
(e)
2,515 81
Ameris Bancorp 2,846 100
Atlantic Union Bankshares Corp 2,923 106
AU Small Finance Bank Ltd
(f)
29,740 281
Banca Generali SpA 7,984 238
BancorpSouth Bank 3,968 109
Bank of America Corp
(g)
41,559 1,143
Bank of Kyoto Ltd/The 825 30
Bank OZK 3,556 92
Bank Tabungan Pensiunan Nasional Syariah Tbk
PT
(e)
770,920 175
Cadence BanCorp 5,205 80
CIT Group Inc
(g)
29,400 1,252
Citigroup Inc
(g)
6,494 418
Comerica Inc
(g)
321 20
East West Bancorp Inc
(g)
15,200 625
Eurobank Ergasias SA
(e)
82,603 73
FinecoBank Banca Fineco SpA 22,852 237
First Citizens BancShares Inc/NC 450 200
First Interstate BancSystem Inc 1,889 74
First Midwest Bancorp Inc/IL 4,473 86
First Republic Bank/CA
(g)
4,320 387
FNB Corp/PA 6,762 73
Goldman Sachs Group Inc/The
(g)
796 162
Great Western Bancorp Inc 3,218 96
Hang Seng Bank Ltd 40,600 846
HDFC Bank Ltd ADR 481 52
Heritage Commerce Corp 9,193 107
Hilltop Holdings Inc 4,149 99
ICICI Bank Ltd ADR 10,318 116
Independent Bank Group Inc 1,650 81
JPMorgan Chase & Co
(g)
7,260 797

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
139
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 29 $ —
M&T Bank Corp
(g)
7,396 1,081
Macquarie Group Ltd 5,134 428
Mitsubishi UFJ Financial Group Inc 212,190 1,021
Mizuho Financial Group Inc 176,110 256
Morgan Stanley 336 14
Northern Trust Corp
(g)
217 19
Opus Bank 4,829 100
PNC Financial Services Group Inc/The
(g)
953 123
Raiffeisen Bank International AG 12,673 277
Regions Financial Corp
(g)
6,384 93
Resona Holdings Inc 193,500 759
Standard Chartered PLC 83,500 635
State Street Corp
(g)
796 41
Sumitomo Mitsui Financial Group Inc 50,151 1,643
Sumitomo Mitsui Trust Holdings Inc 28,009 914
SunTrust Banks Inc
(g)
949 58
SVB Financial Group
(e),(g)
111 22
Synovus Financial Corp 30,820 1,095
Tochigi Bank Ltd/The 15,770 24
Tokyo Kiraboshi Financial Group Inc 523 6
UBS Group AG
(e)
35,320 375
Umpqua Holdings Corp 5,119 80
United Community Banks Inc/GA 3,812 101
Univest Financial Corp 3,303 84
US Bancorp
(g)
3,383 178
Wells Fargo & Co
(g)
18,014 839
$ 18,502
Beverages - 0.46%
Asahi Group Holdings Ltd 17,200 802
Carlsberg A/S 4,563 674
Coca-Cola Co/The
(g)
15,205 837
Coca-Cola HBC AG
(e)
8,474 282
Fevertree Drinks PLC 7,216 199
Heineken NV 2,743 292
Molson Coors Brewing Co 6,340 326
Monster Beverage Corp
(e),(g)
26,200 1,537
PepsiCo Inc
(g)
8,367 1,144
$ 6,093
Biotechnology - 0.71%
Abcam PLC 16,246 229
Alexion Pharmaceuticals Inc
(e),(g)
544 55
Amgen Inc
(g)
1,800 376
Amicus Therapeutics Inc
(e)
3,018 30
Apellis Pharmaceuticals Inc
(e)
2,697 78
Arena Pharmaceuticals Inc
(e)
763 40
Biogen Inc
(e),(g)
6,329 1,391
BioMarin Pharmaceutical Inc
(e)
15,973 1,199
Blueprint Medicines Corp
(e)
1,359 104
Celgene Corp
(e),(g)
18,722 1,812
Cymabay Therapeutics Inc
(e)
10,664 63
Exact Sciences Corp
(e)
5,420 646
Gilead Sciences Inc
(g)
20,692 1,315
Hugel Inc
(e)
1,060 323
Incyte Corp
(e)
9,100 745
Jinyu Bio-Technology Co Ltd 50,917 116
MorphoSys AG
(e)
1,222 145
PeptiDream Inc
(e)
1,800 94
Sangamo Therapeutics Inc
(e)
8,079 88
Vertex Pharmaceuticals Inc
(e),(g)
3,200 576
Y-mAbs Therapeutics Inc
(e)
3,131 83
$ 9,508
Building Materials - 0.42%
Boise Cascade Co 4,764 150
Cemex SAB de CV ADR 88,953 334
Cie de Saint-Gobain 17,640 636
CRH PLC 15,889 532
Daikin Industries Ltd 2,500 309
Geberit AG 1,924 877
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Imerys SA 5,399 $ 220
JELD-WEN Holding Inc
(e)
4,040 70
Johnson Controls International plc
(g)
21,230 906
Katitas Co Ltd 1,500 57
Lennox International Inc 3,718 944
Masco Corp 614 25
Masonite International Corp
(e)
2,271 121
Norbord Inc 5,020 123
PGT Innovations Inc
(e)
1,500 24
Sanwa Holdings Corp 5,496 61
Vulcan Materials Co 100 14
Wienerberger AG 10,926 251
$ 5,654
Chemicals - 2.18%
A. Schulman Inc.
(e),(h)
2,332 1
Air Liquide SA 4,705 656
Akzo Nobel NV 9,489 851
Asahi Kasei Corp 42,400 383
Borregaard ASA 13,887 139
Brenntag AG 6,048 292
Celanese Corp 265 30
CF Industries Holdings Inc
(g)
4,874 235
Dow Inc
(g)
17,062 727
DuPont de Nemours Inc
(g)
82,930 5,634
Eastman Chemical Co 293 19
EMS-Chemie Holding AG 2,232 1,333
FMC Corp
(g)
1,608 139
Hanwha Chemical Corp 4,399 63
Hitachi Chemical Co Ltd 220,484 6,880
IMCD NV 2,544 178
Ingevity Corp
(e)
973 74
JSR Corp 13,740 224
Kanto Denka Kogyo Co Ltd 2,363 16
KH Neochem Co Ltd 2,375 50
Koninklijke DSM NV 20,272 2,521
LANXESS AG 11,548 697
Linde PLC
(g)
11,597 2,191
LyondellBasell Industries NV 1,304 101
Nippon Paint Holdings Co Ltd 12,500 591
Nissan Chemical Corp 6,300 266
Nitto Denko Corp 4,060 189
OCI NV
(e)
6,460 142
Sherwin-Williams Co/The
(g)
2,859 1,505
Shin-Etsu Chemical Co Ltd 20,300 2,045
Showa Denko KK 4,100 106
Symrise AG 6,445 602
Synthomer PLC 67,649 255
Tri Chemical Laboratories Inc 1,438 71
$ 29,206
Commercial Services - 1.67%
Adtalem Global Education Inc
(e)
1,920 82
AMERCO 1,677 590
Aramark 33,695 1,377
Automatic Data Processing Inc
(g)
7,409 1,258
Babcock International Group PLC 66,509 407
Benesse Holdings Inc 2,770 71
Booz Allen Hamilton Holding Corp 1,035 78
Brink's Co/The 1,309 99
Bureau Veritas SA 74,007 1,770
Cardtronics PLC
(e)
2,773 82
Carriage Services Inc 4,631 99
Centre Testing International Group Co Ltd 92,200 158
Chegg Inc
(e)
2,923 116
China Education Group Holdings Ltd 113,955 169
Cimpress NV
(e)
165 19
Cintas Corp
(g)
4,306 1,136
CoStar Group Inc
(e)
751 462
Edulab Inc
(e)
700 32
Elis SA 10,371 185

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
140
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Equifax Inc 2,700 $ 395
EVERTEC Inc 2,983 104
FleetCor Technologies Inc
(e),(g)
3,345 998
Gartner Inc
(e)
164 22
Global Payments Inc
(g)
335 56
Grand Canyon Education Inc
(e)
712 89
H&R Block Inc
(g)
75,584 1,830
HMS Holdings Corp
(e)
3,636 133
IHS Markit Ltd
(e)
857 56
Kforce Inc 2,405 78
Koolearn Technology Holding Ltd
(e),(f)
60,973 98
Kroton Educacional SA 16,900 42
LiveRamp Holdings Inc
(e)
1,417 60
Localiza Rent a Car SA 43,546 498
Loomis AB 10,741 364
M&A Capital Partners Co Ltd
(e)
520 30
MarketAxess Holdings Inc
(g)
80 32
Moody's Corp
(g)
11,645 2,511
New Oriental Education & Technology Group Inc
ADR
(e)
1,700 193
Persol Holdings Co Ltd 48,300 978
Prestige International Inc 5,564 98
Recruit Holdings Co Ltd 900 27
Robert Half International Inc
(g)
16,207 866
Rollins Inc
(g)
18,600 610
S&P Global Inc
(g)
9,501 2,472
SEACOR Marine Holdings Inc
(e)
5,084 66
Ser Educacional SA
(f)
19,400 110
SGS SA 247 608
TechnoPro Holdings Inc 1,111 64
Toppan Forms Co Ltd 10,200 91
Total System Services Inc
(g)
379 51
TriNet Group Inc
(e)
547 37
United Rentals Inc
(e),(g)
2,046 230
Verisk Analytics Inc
(g)
361 58
Wirecard AG 430 69
XPS Pensions Group PLC 67,380 92
$ 22,306
Computers - 1.53%
Accenture PLC - Class A
(g)
11,681 2,315
Apple Inc
(g)
32,901 6,867
BayCurrent Consulting Inc 1,100 50
Carbon Black Inc
(e)
46,193 1,206
Cognizant Technology Solutions Corp
(g)
1,179 72
Conduent Inc
(e)
9,843 64
DXC Technology Co
(g)
6,669 222
Elecom Co Ltd 2,400 94
Endava PLC ADR
(e)
1,606 60
Ferrotec Holdings Corp 5,300 41
Fortinet Inc
(e)
2,800 222
Fujitsu Ltd 1,982 153
Globant SA
(e)
346 33
Hewlett Packard Enterprise Co
(g)
14,313 198
HP Inc
(g)
45,274 828
International Business Machines Corp
(g)
17,959 2,434
Itochu Techno-Solutions Corp 23,000 633
Leidos Holdings Inc
(g)
4,686 409
Melco Holdings Inc 675 17
NetApp Inc
(g)
6,342 305
Nomura Research Institute Ltd 51,600 1,025
Obic Co Ltd 4,800 548
Oro Co Ltd 956 22
Otsuka Corp 27,200 1,009
Rapid7 Inc
(e)
1,842 99
Science Applications International Corp 12,426 1,093
SCSK Corp 2,170 107
Seagate Technology PLC
(g)
575 29
Serco Group PLC
(e)
151,114 268
UT Group Co Ltd 1,075 20
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Zuken Inc 2,200 $ 37
$ 20,480
Consumer Products - 0.15%
ACCO Brands Corp 36,988 343
Avery Dennison Corp 180 21
Church & Dwight Co Inc
(g)
5,927 473
Clorox Co/The 268 42
Kimberly-Clark Corp
(g)
3,128 441
Spectrum Brands Holdings Inc 12,829 717
$ 2,037
Cosmetics & Personal Care - 0.72%
Amorepacific Corp 358 39
Colgate-Palmolive Co
(g)
31,977 2,371
Coty Inc 47,331 452
Edgewell Personal Care Co
(e)
3,682 103
Estee Lauder Cos Inc/The
(g)
4,075 807
Kolmar Korea Co Ltd 2,952 106
L'Oreal SA 5,916 1,615
Pigeon Corp 1,500 54
Procter & Gamble Co/The
(g)
18,788 2,259
Unicharm Corp 12,000 368
Unilever NV 23,808 1,477
$ 9,651
Distribution & Wholesale - 0.19%
Copart Inc
(e),(g)
513 39
Diploma PLC 17,236 333
Fastenal Co 12,655 387
Fourlis Holdings SA
(e)
8,251 49
H&E Equipment Services Inc 5,111 124
HD Supply Holdings Inc
(e),(g)
8,000 311
LKQ Corp
(e),(g)
8,184 215
Nippon Gas Co Ltd 4,014 122
Sumitomo Corp 27,200 408
Toyota Tsusho Corp 12,200 378
Trusco Nakayama Corp 876 20
WW Grainger Inc
(g)
817 224
$ 2,610
Diversified Financial Services - 1.71%
Affiliated Managers Group Inc
(g)
8,140 624
Alliance Data Systems Corp
(g)
1,346 165
Ally Financial Inc
(g)
16,200 508
American Express Co
(g)
12,707 1,530
Ameriprise Financial Inc
(g)
291 37
Aruhi Corp 4,150 76
ASX Ltd 3,337 194
B. Riley Financial Inc 5,189 110
BlackRock Inc
(g)
3,091 1,306
Capital One Financial Corp
(g)
2,705 234
Cboe Global Markets Inc 22,111 2,635
Charles Schwab Corp/The 14,638 560
CI Financial Corp 25,600 367
Credit Acceptance Corp
(e)
1,480 670
Curo Group Holdings Corp
(e)
4,284 58
Deluxe Corp 2,281 105
Discover Financial Services
(g)
8,269 661
Ditech Holding Corp - Warrants
(e)
6,987 —
Ditech Holding Corp - Warrants
(e)
4,425 —
Eaton Vance Corp 12,700 548
Element Comm Aviation
(e),(h),(i),(j)
280 2,419
Euronext NV
(f)
2,970 233
Franklin Resources Inc
(g)
13,321 350
Greenhill & Co Inc 5,560 78
Hamilton Lane Inc 1,801 112
Hannon Armstrong Sustainable Infrastructure
Capital Inc
5,629 155
Hargreaves Lansdown PLC 7,262 167
Huatai Securities Co Ltd 28,435 662
Hypoport AG
(e)
953 250
Ichiyoshi Securities Co Ltd 7,330 44

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
141
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc
(g)
6,856 $ 641
Invesco Ltd
(g)
10,861 170
Jefferies Financial Group Inc
(g)
621 12
KB Financial Group Inc 4,814 157
Kenedix Inc 9,000 44
LPL Financial Holdings Inc 269 20
Mahindra & Mahindra Financial Services Ltd 10,010 45
Mastercard Inc
(g)
2,551 718
Moelis & Co 3,313 111
Nasdaq Inc
(g)
4,376 437
Navient Corp 7,377 94
Nomura Holdings Inc 116,545 470
PRA Group Inc
(e)
7,328 250
Premium Group Co Ltd 1,860 31
Qudian Inc ADR
(e)
9,339 75
Sanne Group PLC 24,767 158
SEI Investments Co
(g)
21,800 1,254
Synchrony Financial
(g)
1,429 46
T Rowe Price Group Inc
(g)
6,223 688
TD Ameritrade Holding Corp
(g)
11,700 520
Tokyo Century Corp 800 32
Visa Inc
(g)
7,771 1,405
VZ Holding AG 962 283
Western Union Co/The
(g)
11,255 249
Zenkoku Hosho Co Ltd 3,287 125
$ 22,893
Electric - 0.49%
AES Corp/VA
(g)
1,419 22
AGL Energy Ltd 12,133 155
CMS Energy Corp
(g)
5,579 352
E.ON SE 29,633 276
Endesa SA 20,088 516
Enel SpA 32,249 234
FirstEnergy Corp 1,361 63
Fortum Oyj 2,950 65
Huadian Fuxin Energy Corp Ltd 328,000 55
Meridian Energy Ltd 94,902 298
NRG Energy Inc
(g)
62,370 2,270
PG&E Corp
(e)
38,222 399
PPL Corp 3,518 104
Public Service Enterprise Group Inc 1,196 72
Red Electrica Corp SA 33,440 664
RWE AG 9,866 281
Southern Co/The 746 43
Terna Rete Elettrica Nazionale SpA 118,054 744
$ 6,613
Electrical Components & Equipment - 0.31%
Acuity Brands Inc 1,700 213
AMETEK Inc
(g)
12,949 1,113
Belden Inc 10,793 492
Emerson Electric Co
(g)
18,380 1,095
EnerSys 2,548 143
Funai Electric Co Ltd
(e)
11,180 60
Legrand SA 6,675 471
Schneider Electric SE 4,794 402
Ushio Inc 9,080 116
$ 4,105
Electronics - 0.85%
Amphenol Corp
(g)
6,370 558
Assa Abloy AB 22,065 461
Bizlink Holding Inc 24,838 170
Celestica Inc
(e)
17,637 114
Chroma ATE Inc 21,222 103
Cosel Co Ltd 5,500 52
Electrocomponents PLC 32,094 228
Fortive Corp
(g)
752 53
Fujitsu General Ltd 5,790 93
Garmin Ltd
(g)
11,406 930
Halma PLC 8,780 211
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Hitachi High-Technologies Corp 74,351 $ 4,007
Honeywell International Inc
(g)
17,282 2,845
Ibiden Co Ltd 5,850 114
Itron Inc
(e)
2,335 162
Keysight Technologies Inc
(e)
402 39
LEM Holding SA 120 153
Nichicon Corp 14,065 123
Nippon Ceramic Co Ltd 2,160 54
nVent Electric PLC 3,668 74
Rotork PLC 62,209 235
Shibaura Electronics Co Ltd 980 23
Silergy Corp 6,859 152
TE Connectivity Ltd
(g)
1,821 166
Tokyo Seimitsu Co Ltd 3,880 103
Waters Corp
(e),(g)
145 31
Yageo Corp 18,325 132
$ 11,386
Energy - Alternate Sources - 0.07%
Pattern Energy Group Inc 13,900 377
Vestas Wind Systems A/S 6,968 513
$ 890
Engineering & Construction - 0.59%
Airports Corp of Vietnam JSC 21,400 76
Alten SA 3,109 371
Argan Inc 4,177 173
Badger Daylighting Ltd 2,035 65
BrightView Holdings Inc
(e)
5,020 92
Chiyoda Corp
(e)
12,590 35
Dycom Industries Inc
(e)
2,552 114
Eiffage SA 4,342 450
EMCOR Group Inc 14,252 1,246
Flughafen Zurich AG 967 178
Grupo Aeroportuario del Sureste SAB de CV 6,232 92
Hazama Ando Corp 18,033 120
HOCHTIEF AG 9,225 1,006
Jacobs Engineering Group Inc
(g)
3,590 319
Japan Airport Terminal Co Ltd 1,100 44
JGC Corp 15,890 184
KBR Inc 4,641 118
Kyowa Exeo Corp 4,190 101
Kyudenko Corp 4,147 128
Maeda Corp 9,100 73
Mirait Holdings Corp 5,000 74
Obayashi Corp 37,800 348
Singapore Technologies Engineering Ltd 121,500 344
Taisei Corp 25,600 905
Toshiba Plant Systems & Services Corp 40,736 661
Toyo Engineering Corp
(e)
8,690 45
Vinci SA 3,971 434
Yokogawa Bridge Holdings Corp 4,198 60
$ 7,856
Entertainment - 0.23%
Avex Inc 7,190 85
Cineworld Group PLC 90,639 242
Eldorado Resorts Inc
(e)
8,308 320
Genting Singapore Ltd 970,800 622
IMAX China Holding Inc
(f)
29,500 64
Marriott Vacations Worldwide Corp 4,687 462
Monarch Casino & Resort Inc
(e)
2,252 100
OPAP SA 27,899 294
PVR Ltd 6,160 132
Sankyo Co Ltd 20,700 716
$ 3,037
Environmental Control - 0.11%
Daiseki Co Ltd 2,919 71
Republic Services Inc
(g)
14,507 1,295
Waste Management Inc 613 73
$ 1,439

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
142
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0.95%
a2 Milk Co Ltd
(e)
6,811 $ 62
Ajinomoto Co Inc 15,053 274
Associated British Foods PLC 7,802 216
B&G Foods Inc 4,363 74
Belc Co Ltd 900 43
Campbell Soup Co
(g)
4,495 202
CJ CheilJedang Corp 1,585 300
Conagra Brands Inc
(g)
12,845 364
Cranswick PLC 9,030 304
Dino Polska SA
(e),(f)
5,818 225
General Mills Inc
(g)
17,765 956
Hershey Co/The
(g)
5,552 880
Hostess Brands Inc
(e)
7,276 102
JM Smucker Co/The
(g)
2,395 252
Kellogg Co
(g)
6,991 439
Kobe Bussan Co Ltd 630 31
Koninklijke Ahold Delhaize NV 48,465 1,135
Kraft Heinz Co/The
(g)
29,207 746
Kroger Co/The
(g)
2,205 52
Lamb Weston Holdings Inc 8,861 624
Mondelez International Inc
(g)
21,734 1,200
Nestle SA 7,046 792
Performance Food Group Co
(e)
1,446 68
Post Holdings Inc
(e)
10,887 1,085
Seven & i Holdings Co Ltd 10,300 364
Sysco Corp
(g)
13,523 1,005
Tesco PLC 65,864 176
Viscofan SA 4,848 226
Warabeya Nichiyo Holdings Co Ltd 1,350 22
Wesfarmers Ltd 14,246 375
Yihai International Holding Ltd
(e)
24,718 148
$ 12,742
Food Service - 0.05%
Compass Group PLC 27,875 707
Forest Products & Paper - 0.08%
International Paper Co
(g)
9,181 359
Schweitzer-Mauduit International Inc 2,987 100
Smurfit Kappa Group PLC 17,786 549
$ 1,008
Gas - 0.18%
Osaka Gas Co Ltd 32,700 585
Tokyo Gas Co Ltd 28,100 710
UGI Corp
(g)
24,254 1,180
$ 2,475
Hand & Machine Tools - 0.03%
Disco Corp 121 22
DMG Mori Co Ltd 2,050 28
Kennametal Inc 3,364 100
Snap-on Inc
(g)
1,459 217
$ 367
Healthcare - Products - 1.01%
ABIOMED Inc
(e),(g)
400 77
Align Technology Inc
(e),(g)
1,747 320
Asahi Intecc Co Ltd 1,342 30
Cellavision AB 4,441 164
Cochlear Ltd 6,628 970
Danaher Corp
(g)
1,533 218
DiaSorin SpA 1,878 223
Edwards Lifesciences Corp
(e),(g)
2,600 577
Elekta AB 11,056 141
Globus Medical Inc
(e)
1,447 74
Haemonetics Corp
(e)
6,369 850
Henry Schein Inc
(e),(g)
3,907 241
Hill-Rom Holdings Inc 1,451 156
IDEXX Laboratories Inc
(e),(g)
2,973 861
InBody Co Ltd 2,774 55
Insulet Corp
(e)
7,038 1,085
Intuitive Surgical Inc
(e),(g)
1,300 665
Japan Lifeline Co Ltd 4,150 65
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Koninklijke Philips NV 31,034 $ 1,463
Medtronic PLC
(g)
10,976 1,184
Microport Scientific Corp 85,514 76
Nakanishi Inc 2,400 39
Natus Medical Inc
(e)
2,807 78
OraSure Technologies Inc
(e)
8,279 55
Penumbra Inc
(e)
4,654 677
ResMed Inc 307 43
Sartorius Stedim Biotech 823 127
Shandong Weigao Group Medical Polymer Co
Ltd
178,347 184
STERIS PLC 3,185 492
Straumann Holding AG 412 324
Stryker Corp 758 167
Tandem Diabetes Care Inc
(e)
1,470 106
Thermo Fisher Scientific Inc
(g)
4,472 1,284
Varian Medical Systems Inc
(e)
4,900 519
$ 13,590
Healthcare - Services - 0.45%
Ain Holdings Inc 431 23
Alliar Medicos A Frente SA 18,797 87
Anthem Inc
(g)
2,499 654
Apollo Hospitals Enterprise Ltd 11,007 233
Centene Corp
(e),(g)
37,377 1,743
DaVita Inc
(e),(g)
4,345 245
EPS Holdings Inc 2,800 35
Humana Inc
(g)
3,570 1,011
Laboratory Corp of America Holdings
(e)
2,633 441
Orpea 2,359 298
Quest Diagnostics Inc
(g)
3,138 321
Sonic Healthcare Ltd 924 18
UnitedHealth Group Inc
(g)
3,844 899
Universal Health Services Inc
(g)
189 27
WellCare Health Plans Inc
(e)
108 29
$ 6,064
Holding Companies - Diversified - 0.05%
CK Hutchison Holdings Ltd 51,000 443
J2 Acquisition Ltd
(e),(f)
16,763 159
J2 Acquisition Ltd - Warrants
(e)
19,300 5
US Well Services Inc - Warrants
(e)
103,668 49
Washington H Soul Pattinson & Co Ltd 3,243 46
$ 702
Home Builders - 0.40%
Berkeley Group Holdings PLC 9,613 459
Cairn Homes PLC
(e)
314,711 356
Century Communities Inc
(e)
8,296 234
Glenveagh Properties PLC
(e),(f)
358,098 246
Installed Building Products Inc
(e)
2,401 137
Kaufman & Broad SA 4,228 161
Land & Houses PCL 552,909 191
LCI Industries 1,118 95
Lennar Corp - A Shares
(g)
10,359 528
NVR Inc
(e)
515 1,854
Persimmon PLC 12,768 296
PulteGroup Inc
(g)
6,052 205
Skyline Champion Corp
(e)
10,209 286
WHA Corp PCL 1,094,448 175
Winnebago Industries Inc 2,511 80
$ 5,303
Home Furnishings - 0.04%
Crompton Greaves Consumer Electricals Ltd 43,573 141
E Ink Holdings Inc 119,000 106
Maxell Holdings Ltd 6,270 85
Sony Corp 1,161 66
Tempur Sealy International Inc
(e)
1,225 94
TTK Prestige Ltd 1,025 82
Whirlpool Corp 135 19
$ 593

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
143
COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0.01%
Newell Brands Inc 7,800 $ 130
Insurance - 1.94%
Admiral Group PLC 19,335 507
Aflac Inc
(g)
17,536 880
Alleghany Corp
(e),(g)
2,082 1,560
Allianz SE 4,167 920
Allstate Corp/The
(g)
6,817 698
American International Group Inc
(g)
1,859 97
Arthur J Gallagher & Co
(g)
14,709 1,334
Assurant Inc
(g)
1,348 166
Athene Holding Ltd
(e)
16,015 622
Beazley PLC 27,607 192
Berkshire Hathaway Inc - Class B
(e),(g)
18,221 3,706
Brighthouse Financial Inc
(e),(g)
4,700 166
Chubb Ltd
(g)
974 152
Cincinnati Financial Corp
(g)
6,197 697
CNP Assurances 34,664 630
Dai-ichi Life Holdings Inc 14,590 198
Everest Re Group Ltd 88 21
Fidelity National Financial Inc
(g)
36,411 1,600
Globe Life Inc 234 21
Hartford Financial Services Group Inc/The
(g)
3,730 217
Insurance Australia Group Ltd 247,017 1,339
James River Group Holdings Ltd 2,461 121
Japan Post Holdings Co Ltd 41,900 381
Lancashire Holdings Ltd 10,995 91
Loews Corp
(g)
3,217 155
Markel Corp
(e),(g)
1,547 1,769
MBIA Inc
(e)
9,891 89
Medibank Pvt Ltd 31,877 78
MetLife Inc 2,278 101
NMI Holdings Inc
(e)
4,217 119
Progressive Corp/The
(g)
16,744 1,269
Prudential Financial Inc
(g)
1,901 152
Radian Group Inc 5,790 131
RSA Insurance Group PLC 18,025 115
Sampo Oyj 42,412 1,685
Sony Financial Holdings Inc 25,416 586
T&D Holdings Inc 28,700 279
Third Point Reinsurance Ltd
(e)
8,082 76
Travelers Cos Inc/The
(g)
4,179 614
Voya Financial Inc 10,995 542
White Mountains Insurance Group Ltd 373 396
Willis Towers Watson PLC
(g)
7,507 1,486
$ 25,958
Internet - 1.86%
51job Inc ADR
(e)
1,418 102
58.com Inc ADR
(e)
3,031 163
Adevinta ASA – A Shares
(e)
27,205 343
Adevinta ASA – B Shares
(e)
111,083 1,379
Alibaba Group Holding Ltd ADR
(e)
1,295 227
Alphabet Inc - A Shares
(e),(g)
3,657 4,354
Amazon.com Inc
(e),(g)
1,159 2,059
Booking Holdings Inc
(e),(g)
500 983
Cafe24 Corp
(e)
793 44
CDW Corp/DE 1,839 212
Cerved Group SpA 32,104 259
DraftKings Inc
(e),(h),(i),(j)
54,277 146
eBay Inc
(g)
22,250 896
F5 Networks Inc
(e),(g)
1,589 205
Facebook Inc
(e),(g)
14,468 2,686
GoDaddy Inc
(e)
7,283 461
JD.com Inc ADR
(e)
5,932 181
Klarna Holding AB
(e),(h),(i),(j)
808 186
LAC Co Ltd 2,400 31
Limelight Networks Inc
(e)
61,490 149
Mimecast Ltd
(e)
3,669 150
MonotaRO Co Ltd 4,900 120
Netflix Inc
(e)
1,869 549
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
NHN Corp
(e)
2,234 $ 112
Palo Alto Networks Inc
(e),(g)
1,100 224
PChome Online Inc
(e)
38,000 162
Pinterest Inc
(e)
10,090 347
Pintrest Inc Class B
(e),(h),(j)
29,141 1,003
Scout24 AG
(f)
37,997 2,244
SMS Co Ltd 2,100 47
Spotify Technology SA
(e)
4,005 541
Tencent Holdings Ltd 5,965 246
TripAdvisor Inc
(e)
2,111 80
Twitter Inc
(e),(g)
10,100 431
Uber Technologies Inc - Pipe Shares
(e),(j)
14,315 466
VeriSign Inc
(e),(g)
1,154 236
Yahoo Japan Corp 756,670 1,887
Yandex NV
(e)
14,448 536
Yume No Machi Souzou Iinkai Co Ltd 1,420 20
ZOZO Inc 25,042 499
$ 24,966
Investment Companies - 0.35%
Altaba Inc
(e)
53,632 3,727
Wendel SA 6,556 919
$ 4,646
Iron & Steel - 0.15%
Carpenter Technology Corp 3,404 165
Chubu Steel Plate Co Ltd 2,800 16
Hitachi Metals Ltd 88,047 946
Japan Steel Works Ltd/The 9,400 167
Kyoei Steel Ltd 7,330 116
Nakayama Steel Works Ltd 10,190 42
Nucor Corp
(g)
647 32
Tokyo Steel Manufacturing Co Ltd 18,420 143
Vale SA ADR
(e)
21,165 233
Yamato Kogyo Co Ltd 6,090 149
$ 2,009
Leisure Products & Services - 0.17%
BRP Inc 3,229 116
CTS Eventim AG & Co KGaA 7,300 400
CVC Brasil Operadora e Agencia de Viagens SA 12,965 165
Harley-Davidson Inc 334 10
Malibu Boats Inc
(e)
2,182 61
MIPS AB 6,661 112
Planet Fitness Inc
(e)
1,360 96
Round One Corp 4,700 77
Shimano Inc 7,100 1,020
Thule Group AB
(f)
9,511 189
$ 2,246
Lodging - 0.15%
Choice Hotels International Inc 8,304 755
Hilton Worldwide Holdings Inc
(g)
11,315 1,046
InterContinental Hotels Group PLC 1,248 78
Kyoritsu Maintenance Co Ltd 2,163 85
Marriott International Inc/MD 704 89
$ 2,053
Machinery - Construction & Mining - 0.09%
Caterpillar Inc
(g)
1,202 143
Hitachi Construction Machinery Co Ltd 4,457 95
Hitachi Ltd 7,953 271
Lonking Holdings Ltd 176,000 42
Mitsubishi Heavy Industries Ltd 5,151 193
Modec Inc 2,100 48
Sandvik AB 33,059 475
$ 1,267
Machinery - Diversified - 0.69%
Alamo Group Inc 1,186 135
Atlas Copco AB - A Shares 45,221 1,352
Briggs & Stratton Corp 7,890 34
Cummins Inc
(g)
4,878 728
Curtiss-Wright Corp 799 98

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
144
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Dover Corp
(g)
5,517 $ 517
Flowserve Corp
(g)
5,100 218
Hexagon AB 15,598 695
Hisaka Works Ltd 4,790 36
Ichor Holdings Ltd
(e)
3,857 82
IDEX Corp
(g)
14,506 2,389
Inficon Holding AG 268 169
Interpump Group SpA 8,928 255
Kone Oyj 5,368 311
Kubota Corp 18,800 269
Rockwell Automation Inc
(g)
1,249 191
Roper Technologies Inc
(g)
2,123 779
Shima Seiki Manufacturing Ltd 1,160 28
Spirax-Sarco Engineering PLC 1,675 164
SPX FLOW Inc
(e)
3,011 102
Stabilus SA 5,042 227
THK Co Ltd 5,500 127
Toshiba Machine Co Ltd 3,582 69
Washtec AG 4,348 233
$ 9,208
Media - 1.03%
CBS Corp
(g)
28,641 1,205
Charter Communications Inc
(e),(g)
2,705 1,108
Comcast Corp - Class A
(g)
63,505 2,811
Discovery Inc - A Shares
(e)
1,530 42
Discovery Inc - C Shares
(e),(g)
13,500 351
DISH Network Corp
(e)
1,004 34
Entercom Communications Corp 14,138 50
FactSet Research Systems Inc 1,488 405
Fox Corp - A Shares
(g)
16,397 544
Fuji Media Holdings Inc 6,380 83
Global Eagle Entertainment Inc
(e)
364,706 255
Gray Television Inc
(e)
78,468 1,201
iHeartMedia Inc
(e)
95,668 1,320
Liberty Global PLC - C Shares
(e)
14,595 381
Nexstar Media Group Inc 1,121 111
Nippon Television Holdings Inc 11,585 153
Quebecor Inc 3,200 72
Schibsted ASA - A Shares 9,059 275
Schibsted ASA - B Shares 51,230 1,483
Sinclair Broadcast Group Inc 2,335 104
TEGNA Inc 8,394 120
TV Asahi Holdings Corp 6,490 103
Viacom Inc - B Shares
(g)
9,665 241
Walt Disney Co/The
(g)
3,806 522
Wolters Kluwer NV 10,440 752
$ 13,726
Metal Fabrication & Hardware - 0.03%
Neturen Co Ltd 3,700 28
Rexnord Corp
(e)
7,173 188
Troax Group AB 17,430 176
Tsubaki Nakashima Co Ltd 2,902 43
$ 435
Mining - 0.48%
BHP Group Ltd 36,075 885
BHP Group PLC 48,378 1,047
Compass Minerals International Inc 1,866 93
Franco-Nevada Corp 9,200 899
Kirkland Lake Gold Ltd 28,600 1,391
Livent Corp
(e)
33,311 205
Pacific Metals Co Ltd 3,120 55
Pretium Resources Inc
(e)
47,971 629
Rio Tinto PLC 16,159 819
South32 Ltd 23,207 41
Teck Resources Ltd 17,400 296
$ 6,360
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0.37%
3M Co
(g)
6,266 $ 1,013
Actuant Corp 3,785 84
Airtac International Group 6,415 66
Alstom SA 8,659 370
Eaton Corp PLC
(g)
10,603 856
Enplas Corp 2,210 62
Escorts Ltd 16,323 117
Haynes International Inc 3,819 114
Hiwin Technologies Corp 10,845 88
Illinois Tool Works Inc
(g)
6,798 1,019
Ingersoll-Rand PLC
(g)
516 62
ITT Inc 3,351 191
Knorr-Bremse AG 1,335 125
Nikon Corp 9,660 119
Parker-Hannifin Corp
(g)
3,281 544
Sturm Ruger & Co Inc 1,550 64
Textron Inc
(g)
492 22
$ 4,916
Office & Business Equipment - 0.04%
Canon Inc 6,380 165
Xerox Holdings Corp
(g)
5,835 169
Zebra Technologies Corp
(e)
1,081 222
$ 556
Office Furnishings - 0.01%
Knoll Inc 4,526 104
Oil & Gas - 1.45%
Aker BP ASA 1,013 27
Amplify Energy Corp 67,232 401
Apache Corp 804 17
Bellatrix Exploration Ltd
(e)
94,641 29
Cabot Oil & Gas Corp
(g)
11,056 189
Canadian Natural Resources Ltd 15,900 380
Chevron Corp
(g)
18,556 2,184
Cimarex Energy Co
(g)
700 30
CNOOC Ltd 57,000 85
ConocoPhillips
(g)
49,477 2,582
Cosmo Energy Holdings Co Ltd 870 16
CVR Energy Inc 2,386 95
DCC PLC 8,430 719
Devon Energy Corp
(g)
10,861 239
Dommo Energia SA ADR
(e)
269 1
Encana Corp 45,800 203
EOG Resources Inc
(g)
5,100 378
Equinor ASA 2,307 39
Helmerich & Payne Inc
(g)
2,892 109
HollyFrontier Corp
(g)
4,476 199
Inpex Corp 26,330 227
Japan Petroleum Exploration Co Ltd 6,280 153
JXTG Holdings Inc 247,519 1,021
Lundin Petroleum AB 34,243 1,044
Marathon Oil Corp 1,718 20
Marathon Petroleum Corp
(g)
33,360 1,642
Neste Oyj 14,028 443
Occidental Petroleum Corp
(g)
28,819 1,253
OMV AG 9,088 464
Parsley Energy Inc 86,065 1,541
Petroleo Brasileiro SA ADR 9,029 122
Pioneer Natural Resources Co 8,710 1,075
PrairieSky Royalty Ltd 41,600 527
Repsol SA 14,655 213
Royal Dutch Shell PLC - A Shares 17,783 494
Suncor Energy Inc 10,900 319
Valero Energy Corp
(g)
10,866 818
Viper Energy Partners LP 2,139 62
Whiting Petroleum Corp
(e)
14,653 97
$ 19,457

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
145
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0.05%
DMC Global Inc 2,507 $ 109
TechnipFMC PLC
(g)
9,824 244
TGS NOPEC Geophysical Co ASA 9,788 235
Thermon Group Holdings Inc
(e)
4,864 106
$ 694
Packaging & Containers - 0.18%
Amcor PLC
(g)
3,465 34
Ball Corp 8,493 683
Nampak Ltd
(e)
96,100 59
Packaging Corp of America
(g)
2,502 252
Sealed Air Corp
(g)
19,253 766
Vidrala SA 3,710 325
Westrock Co
(g)
6,789 232
$ 2,351
Pharmaceuticals - 1.87%
AbbVie Inc
(g)
32,248 2,119
Aerie Pharmaceuticals Inc
(e)
2,839 61
Aimmune Therapeutics Inc
(e)
5,714 117
Allergan PLC 704 112
AmerisourceBergen Corp
(g)
3,933 324
Ascendis Pharma A/S ADR
(e)
371 42
Astellas Pharma Inc 54,900 758
AstraZeneca PLC 4,655 416
Bristol-Myers Squibb Co
(g)
44,883 2,158
Cardinal Health Inc
(g)
7,875 340
China Biologic Products Holdings Inc
(e)
13,051 1,309
China Traditional Chinese Medicine Holdings
Co Ltd
242,000 113
Cigna Corp 1,048 161
CSPC Pharmaceutical Group Ltd 204,488 407
CVS Health Corp
(g)
34,299 2,090
Eisai Co Ltd 30,190 1,540
Eli Lilly & Co
(g)
2,478 280
Galapagos NV
(e)
1,916 323
Galapagos NV ADR
(e)
801 135
Global Blood Therapeutics Inc
(e)
1,856 85
Ipsen SA 3,292 346
Jazz Pharmaceuticals PLC
(e),(g)
1,200 154
Johnson & Johnson
(g)
23,833 3,060
Kyowa Kirin Co Ltd 14,179 259
Livzon Pharmaceutical Group Inc 21,060 84
McKesson Corp
(g)
5,611 776
Merck & Co Inc
(g)
19,787 1,711
MyoKardia Inc
(e)
848 46
Nippon Shinyaku Co Ltd 1,814 149
Novartis AG 6,526 588
Novo Nordisk A/S 16,219 845
Ono Pharmaceutical Co Ltd 100 2
Perrigo Co PLC
(g)
2,998 140
PRA Health Sciences Inc
(e)
1,153 114
Reata Pharmaceuticals Inc
(e)
868 67
Rhythm Pharmaceuticals Inc
(e)
4,229 95
Roche Holding AG 10,706 2,926
Shionogi & Co Ltd 2,900 155
Ship Healthcare Holdings Inc 1,350 62
Sinopharm Group Co Ltd 19,810 71
Takeda Pharmaceutical Co Ltd 11,120 375
Zoetis Inc 1,023 129
$ 25,044
Pipelines - 0.03%
Kinder Morgan Inc/DE
(g)
4,850 98
Plains GP Holdings LP
(e)
4,703 103
TC Energy Corp 5,200 267
$ 468
Private Equity - 0.19%
3i Group PLC 3,628 48
Kennedy-Wilson Holdings Inc 4,963 104
Partners Group Holding AG 2,952 2,403
$ 2,555
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0.36%
Aedas Homes SAU
(e),(f)
11,664 $ 264
Catena AB 8,308 310
China Overseas Land & Investment Ltd 56,750 179
CK Asset Holdings Ltd 23,000 156
Corp Inmobiliaria Vesta SAB de CV 54,536 85
Deutsche Wohnen SE 8,112 287
Godrej Properties Ltd
(e)
6,235 79
Hembla AB
(e)
12,555 252
Hexion Holdings Corp
(e),(h)
103,845 1,243
Hongkong Land Holdings Ltd 35,000 191
Ichigo Inc 33,200 134
LEG Immobilien AG 2,227 262
McGrath RentCorp 1,345 86
Mitsubishi Estate Co Ltd 37,590 719
Neinor Homes SA
(e),(f)
19,189 236
Oberoi Realty Ltd 17,444 139
Parque Arauco SA 56,473 158
Token Corp 550 32
WE Company Common Class A
(e),(h),(i),(j)
356 24
$ 4,836
REITs - 0.74%
Agree Realty Corp 3,462 259
Alexandria Real Estate Equities Inc
(g)
2,373 356
American Tower Corp 2,573 592
Apartment Investment & Management Co 317 16
AvalonBay Communities Inc
(g)
298 63
Boston Properties Inc
(g)
331 42
CoreCivic Inc 11,906 202
Crown Castle International Corp 3,790 550
CyrusOne Inc 17,126 1,258
Dexus 24,157 210
Duke Realty Corp
(g)
1,843 61
Easterly Government Properties Inc 4,976 102
Equity Residential
(g)
803 68
Essex Property Trust Inc
(g)
140 45
Extra Space Storage Inc
(g)
462 56
Federal Realty Investment Trust 161 21
GEO Group Inc/The 5,904 101
HCP Inc 1,049 36
Hersha Hospitality Trust 5,426 75
Hibernia REIT plc 176,347 285
Hoshino Resorts REIT Inc 7 36
Host Hotels & Resorts Inc
(g)
46,060 739
Iron Mountain Inc 3,327 106
Japan Retail Fund Investment Corp 67 134
Lamar Advertising Co 1,354 104
Macerich Co/The
(g)
14,801 423
Mid-America Apartment Communities Inc
(g)
243 31
Monmouth Real Estate Investment Corp 7,679 101
Outfront Media Inc 3,570 98
Pebblebrook Hotel Trust 3,630 98
PotlatchDeltic Corp 5,766 222
Prologis Inc
(g)
7,286 609
Public Storage 2,399 635
Realty Income Corp
(g)
679 50
RPT Realty 10,454 124
Segro PLC 25,266 242
Simon Property Group Inc
(g)
6,700 998
SL Green Realty Corp
(g)
177 14
Suntec Real Estate Investment Trust 49,300 69
UDR Inc
(g)
606 29
Ventas Inc 794 58
Vicinity Centres 218,549 381
Vornado Realty Trust
(g)
408 25
Welltower Inc
(g)
901 81
Xenia Hotels & Resorts Inc 4,847 98
$ 9,903

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
146
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 2.55%
ABC-Mart Inc 4,600 $ 294
Ace Hardware Indonesia Tbk PT 1,421,500 173
Advance Auto Parts Inc 7,068 975
AutoZone Inc
(e),(g)
2,434 2,681
Best Buy Co Inc
(g)
7,386 470
BK Brasil Operacao e Assessoria a Restaurantes
SA
20,300 93
CarMax Inc
(e),(g)
7,229 602
Cawachi Ltd 2,760 52
Children's Place Inc/The 2,324 203
Chipotle Mexican Grill Inc
(e)
60 50
Cie Financiere Richemont SA 5,199 404
Citizen Watch Co Ltd 32,350 147
CJ ENM Co Ltd 1,325 176
Clicks Group Ltd 8,882 117
Costco Wholesale Corp
(g)
3,014 888
Darden Restaurants Inc
(g)
1,145 139
Dollar General Corp
(g)
6,827 1,066
Dollar Tree Inc
(e),(g)
508 52
Dollarama Inc 3,600 138
DP Eurasia NV
(e),(f)
71,134 80
Fast Retailing Co Ltd 3,900 2,282
Five Below Inc
(e)
780 96
Floor & Decor Holdings Inc
(e)
2,067 102
H2O Retailing Corp 2,900 30
Hennes & Mauritz AB 8,920 171
Home Depot Inc/The
(g)
21,951 5,002
Hyundai Department Store Co Ltd 1,911 123
Jand Inc
(e),(h),(i),(j)
1,693 26
Jollibee Foods Corp 42,730 195
Kohl's Corp
(g)
4,282 202
K's Holdings Corp 3,200 34
L Brands Inc 2,900 48
Lowe's Cos Inc
(g)
19,454 2,183
Lululemon Athletica Inc
(e)
3,100 572
Matahari Department Store Tbk PT 752,658 160
McDonald's Corp
(g)
1,621 353
McDonald's Holdings Co Japan Ltd 12,900 605
Michaels Cos Inc/The
(e)
14,356 81
Mitra Adiperkasa Tbk PT 2,248,362 157
Movado Group Inc 4,966 107
Next PLC 4,412 319
Nishimatsuya Chain Co Ltd 9,240 78
Nitori Holdings Co Ltd 3,900 562
Nordstrom Inc
(g)
332 10
Pandora A/S 2,957 126
Panera Bread Co
(e),(h),(i)
1,664 —
Ross Stores Inc
(g)
2,459 261
Ruth's Hospitality Group Inc 2,956 58
Shanghai Pharmaceuticals Holding Co Ltd 70,780 133
Shimamura Co Ltd 2,180 170
Starbucks Corp
(g)
11,654 1,126
Sundrug Co Ltd 6,700 208
Sushiro Global Holdings Ltd 530 33
Target Corp
(g)
13,761 1,473
TJX Cos Inc/The
(g)
31,512 1,732
Tractor Supply Co 256 26
Tsuruha Holdings Inc 569 62
Ulta Beauty Inc
(e),(g)
747 177
United Arrows Ltd 1,300 39
USS Co Ltd 7,600 144
Vera Bradley Inc
(e)
7,618 81
Walgreens Boots Alliance Inc
(g)
25,928 1,328
Walmart Inc
(g)
27,596 3,153
Welcia Holdings Co Ltd 5,000 261
Westlife Development Ltd
(e)
18,726 73
Xebio Holdings Co Ltd 8,540 91
Yum! Brands Inc
(g)
9,525 1,113
$ 34,166
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.02%
OceanFirst Financial Corp 4,284 $ 90
People's United Financial Inc
(g)
838 12
Sterling Bancorp/DE 6,623 127
United Financial Bancorp Inc 5,697 71
$ 300
Semiconductors - 1.00%
Advanced Micro Devices Inc
(e)
21,260 669
Advantest Corp 1,600 65
Analog Devices Inc 790 87
Applied Materials Inc
(g)
20,268 973
ASML Holding NV 4,114 915
ASPEED Technology Inc 2,554 63
Broadcom Inc
(g)
3,487 985
Cypress Semiconductor Corp 100,009 2,301
Entegris Inc 1,690 72
FormFactor Inc
(e)
8,424 144
Globalwafers Co Ltd 4,942 45
Hamamatsu Photonics KK 13,400 462
Inari Amertron Bhd 242,900 94
Intel Corp
(g)
11,707 555
Lam Research Corp
(g)
4,332 912
Marvell Technology Group Ltd 22,127 530
Maxim Integrated Products Inc 7,848 428
Miraial Co Ltd 2,510 28
Nippon Chemi-Con Corp 6,080 79
Nova Measuring Instruments Ltd
(e)
3,615 100
NVIDIA Corp
(g)
1,000 168
Qorvo Inc
(e),(g)
3,146 225
QUALCOMM Inc
(g)
5,002 389
Renesas Electronics Corp
(e)
136,923 854
Rohm Co Ltd 4,229 301
Samsung Electronics Co Ltd 11,806 430
Silicon Motion Technology Corp ADR 2,380 77
Sino-American Silicon Products Inc 29,851 71
SOITEC
(e)
2,193 221
Texas Instruments Inc
(g)
5,795 717
Tokyo Ohka Kogyo Co Ltd 2,262 76
Tower Semiconductor Ltd
(e)
13,585 259
Xilinx Inc
(g)
537 56
Xperi Corp 4,901 90
$ 13,441
Software - 2.06%
Activision Blizzard Inc
(g)
1,639 83
Akamai Technologies Inc
(e)
3,200 285
Argo Graphics Inc 1,400 35
Avid Technology Inc
(e)
11,029 82
Bandwidth Inc
(e)
1,454 127
Bilibili Inc ADR
(e)
2,781 39
Birst Inc
(e),(h),(i),(j)
21,065 1
Black Knight Inc
(e)
9,181 572
Broadridge Financial Solutions Inc
(g)
3,491 452
Cadence Design Systems Inc
(e),(g)
11,799 808
Cerner Corp
(g)
10,900 751
Change Healthcare Inc
(e)
102,541 1,439
Citrix Systems Inc
(g)
3,300 307
Computer Engineering & Consulting Ltd 2,600 55
Constellation Software Inc/Canada 836 814
Cresco Ltd 1,398 46
CSG Systems International Inc 2,054 111
Dassault Systemes SE 8,519 1,201
DeNA Co Ltd 6,900 146
Douzone Bizon Co Ltd 2,999 142
Dropbox Inc - A Shares
(e)
8,200 147
Electronic Arts Inc
(e),(g)
1,689 158
Envestnet Inc
(e)
1,588 91
Everbridge Inc
(e)
1,000 86
Fidelity National Information Services Inc
(g)
2,893 394
Fiserv Inc
(e),(g)
840 90
Five9 Inc
(e)
1,564 99

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
147
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Gree Inc 33,380 $ 150
Guidewire Software Inc
(e)
5,892 567
HubSpot Inc
(e)
300 60
Intuit Inc
(g)
2,868 827
Kingdee International Software Group Co Ltd 68,060 61
Linx SA 20,591 158
Microsoft Corp
(g)
42,701 5,887
MINDBODY Inc
(e),(h),(i)
9,229 337
MiX Telematics Ltd ADR 11,139 157
MSCI Inc
(g)
4,594 1,078
Omnicell Inc
(e)
3,556 255
Oracle Corp
(g)
78,631 4,093
Paychex Inc
(g)
10,765 880
PROS Holdings Inc
(e)
1,663 118
SAP SE 16,016 1,912
ServiceNow Inc
(e)
2,148 562
Splunk Inc
(e)
4,359 487
Sprix Ltd 800 11
Synopsys Inc
(e),(g)
322 46
Tabula Rasa HealthCare Inc
(e)
2,059 117
Take-Two Interactive Software Inc
(e)
1,700 224
TechMatrix Corp 3,500 78
Temenos AG
(e)
1,132 191
TiVo Corp 10,634 80
Ubisoft Entertainment SA
(e)
2,518 203
Workday Inc
(e)
2,951 523
$ 27,623
Storage & Warehousing - 0.01%
ID Logistics Group
(e)
731 125
Telecommunications - 1.41%
Arista Networks Inc
(e)
170 38
AT&T Inc
(g)
74,150 2,614
Calix Inc
(e)
19,663 118
CenturyLink Inc
(g)
29,415 335
China Mobile Ltd 24,011 199
Cisco Systems Inc
(g)
67,376 3,154
CommScope Holding Co Inc
(e),(g)
13,300 143
Harmonic Inc
(e)
18,665 123
Hellenic Telecommunications Organization SA 24,893 332
Hikari Tsushin Inc 2,100 492
HMS Networks AB 8,419 132
Inmarsat PLC 114,689 844
Intelsat SA
(e)
21,402 443
Juniper Networks Inc 735 17
Loral Space & Communications Inc
(e)
37,932 1,403
Maxar Technologies Inc 121,977 864
Motorola Solutions Inc
(g)
11,306 2,045
Nokia OYJ 50,640 251
Oi SA ADR
(e)
112,537 155
Ooma Inc
(e)
11,102 139
Plantronics Inc 2,178 68
Rogers Communications Inc 6,400 317
Sectra AB
(e)
5,172 200
Softbank Corp 51,700 725
SoftBank Group Corp 14,800 671
Telefonica Deutschland Holding AG 253,715 646
Telenor ASA 31,507 647
T-Mobile US Inc
(e)
1,825 142
TPG Telecom Ltd 28,388 127
Verizon Communications Inc
(g)
24,902 1,448
Vision Inc/Tokyo Japan
(e)
800 34
$ 18,866
Textiles - 0.04%
Coats Group PLC 290,199 259
Mohawk Industries Inc
(e),(g)
1,914 227
Seiren Co Ltd 2,879 33
$ 519
Toys, Games & Hobbies - 0.03%
Nintendo Co Ltd 1,013 383
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.07%
Aurizon Holdings Ltd 45,265 $ 180
Canadian National Railway Co 6,408 590
Central Japan Railway Co 2,000 395
CH Robinson Worldwide Inc
(g)
289 24
CJ Logistics Corp
(e)
2,032 240
CSX Corp
(g)
20,462 1,371
Dorian LPG Ltd
(e)
20,122 209
DSV A/S 9,965 989
East Japan Railway Co 12,200 1,161
Expeditors International of Washington Inc
(g)
11,036 785
FedEx Corp
(g)
4,338 688
Genesee & Wyoming Inc
(e)
27,782 3,081
Kansas City Southern
(g)
213 27
Mahindra Logistics Ltd
(f)
19,299 89
Nippon Yusen KK 1,640 24
Norfolk Southern Corp
(g)
6,680 1,163
Scorpio Tankers Inc 9,293 244
SEACOR Holdings Inc
(e)
4,773 224
Seibu Holdings Inc 40,000 679
Union Pacific Corp
(g)
9,313 1,509
United Parcel Service Inc
(g)
2,153 256
Yamato Holdings Co Ltd 24,300 420
$ 14,348
Trucking & Leasing - 0.02%
GATX Corp 3,617 268
Water - 0.03%
Veolia Environnement SA 14,233 340
TOTAL COMMON STOCKS $ 533,745
CONVERTIBLE PREFERRED STOCKS
- 0.09% Shares Held Value (000's)
Agriculture - 0.05%
Bunge Ltd 4.88%
(k)
6,930 $ 700
Internet - 0.02%
Airbnb, Inc 0.00%
(e),(h),(i),(j)
1,685 221
Oil & Gas - 0.01%
Chesapeake Energy Corp 5.75%
(k)
355 154
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Retail - 0.01%
Jand Inc 0.00%
(e),(h),(i),(j)
3,781 58
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,156
PREFERRED STOCKS - 0.17% Shares Held Value (000's)
Automobile Manufacturers - 0.08%
Porsche Automobil Holding SE 2.21% 10,538 662
Volkswagen AG 4.86% 2,301 370
$ 1,032
Banks - 0.01%
Itau Unibanco Holding SA 0.18% 17,850 147
Chemicals - 0.01%
FUCHS PETROLUB SE 0.95% 3,044 106
Electrical Components & Equipment - 0.00%
Lithium Technology Corp 0.00%
(e),(h),(i),(j)
59,552 —
Internet - 0.00%
Veracode Inc 0.00%
(e),(h),(i),(j)
6,031 3
Private Equity - 0.02%
Forward Venture Services LLC 0.00%
(e),(h),(i),(j)
54,650 312
Real Estate - 0.04%
WE Company Preferred D-1 0.00%
(e),(h),(i),(j)
4,867 331
WE Company Preferred D-2 0.00%
(e),(h),(i),(j)
3,824 260
$ 591
Software - 0.01%
Marklogic Corp 0.00%
(e),(h),(i),(j)
14,832 144
TOTAL PREFERRED STOCKS $ 2,335

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
148
BONDS - 34.21%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.24%
Boeing Co/The
2.70%, 05/01/2022 $ 1,155 $ 1,177
General Dynamics Corp
2.56%, 05/11/2021 1,275 1,281
3 Month USD LIBOR + 0.38%
Leonardo US Holdings Inc
6.25%, 01/15/2040
(f)
716 723
$ 3,181
Agriculture - 0.29%
JBS Investments II GmbH
7.00%, 01/15/2026
(f)
3,650 3,947
Airlines - 0.04%
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 08/15/2025 516 507
Automobile Asset Backed Securities - 1.61%
ACC Trust 2018-1
3.70%, 12/21/2020
(f)
32 32
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024 550 575
Americredit Automobile Receivables Trust 2018-3
2.43%, 01/18/2022 489 489
1.00 x 1 Month USD LIBOR + 0.25%
4.04%, 11/18/2024 670 705
CarMax Auto Owner Trust 2017-4
2.33%, 04/15/2021 52 52
1.00 x 1 Month USD LIBOR + 0.13%
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
CarMax Auto Owner Trust 2018-2
3.99%, 04/15/2025 320 332
Carmax Auto Owner Trust 2018-4
4.15%, 04/15/2025 205 215
Carmax Auto Owner Trust 2019-1
3.05%, 03/15/2024 1,415 1,449
4.04%, 08/15/2025 455 478
Chesapeake Funding II LLC
3.57%, 04/15/2030
(f)
175 180
3.71%, 05/15/2029
(f)
130 131
3.92%, 04/15/2030
(f)
455 467
CIG AUTO RECEIVABLES TRUST 2017-1
2.71%, 05/15/2023
(f)
33 33
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023
(f)
190 193
CPS Auto Receivables Trust 2018-A
3.05%, 12/15/2023
(f)
105 106
CPS Auto Receivables Trust 2018-D
3.83%, 09/15/2023
(f)
330 338
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024 685 697
Drive Auto Receivables Trust 2018-5
2.52%, 07/15/2021 164 164
1.00 x 1 Month USD LIBOR + 0.32%
4.53%, 04/15/2026 420 437
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026 260 270
Drive Auto Receivables Trust 2019-3
2.49%, 06/15/2023 205 206
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022
(f)
816 821
DT Auto Owner Trust 2016-2
5.43%, 11/15/2022
(f)
587 595
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024
(f)
290 300
DT Auto Owner Trust 2018-3
3.79%, 07/15/2024
(f)
395 404
First Investors Auto Owner Trust 2015-1
3.59%, 01/18/2022
(f)
100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021
(f)
$ 565 $ 570
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022
(f)
70 71
Flagship Credit Auto Trust 2015-1
3.76%, 06/15/2021
(f)
109 110
Flagship Credit Auto Trust 2019-2
3.53%, 05/15/2025
(f)
520 538
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021 1,260 1,258
GLS Auto Receivables Issuer Trust 2019-2
3.54%, 02/18/2025
(f)
785 804
Hertz Vehicle Financing II LP
3.29%, 10/25/2023
(f)
315 324
Honda Auto Receivables 2016-4 Owner Trust
1.21%, 12/18/2020 274 274
Honda Auto Receivables 2017-3 Owner Trust
1.79%, 09/20/2021 284 283
Motor 2017-1 PLC
2.68%, 09/25/2024
(f)
313 313
1.00 x 1 Month USD LIBOR + 0.53%
Nissan Auto Receivables 2017-A Owner Trust
1.74%, 08/16/2021 215 214
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022 745 750
Prestige Auto Receivables Trust 2016-1
5.15%, 11/15/2021
(f)
815 832
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(f)
145 148
Santander Drive Auto Receivables Trust 2018-2
3.88%, 02/15/2024 800 822
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12/16/2024 490 500
Santander Drive Auto Receivables Trust 2019-2
3.22%, 07/15/2025 655 671
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(f)
100 103
Toyota Auto Receivables 2017-A Owner Trust
1.73%, 02/16/2021 176 176
Toyota Auto Receivables 2017-C Owner Trust
2.28%, 07/15/2020 4 4
1.00 x 1 Month USD LIBOR + 0.08%
Toyota Auto Receivables 2018-B Owner Trust
2.96%, 09/15/2022 1,190 1,206
United Auto Credit Securitization Trust 2019-1
3.16%, 08/12/2024
(f)
480 483
Veros Automobile Receivables Trust 2017-1
2.84%, 04/17/2023
(f)
21 21
Westlake Automobile Receivables Trust 2017-1
3.46%, 10/17/2022
(f)
145 146
Westlake Automobile Receivables Trust 2018-1
3.41%, 05/15/2023
(f)
175 177
Westlake Automobile Receivables Trust 2018-3
2.55%, 01/18/2022
(f)
712 712
1.00 x 1 Month USD LIBOR + 0.35%
4.00%, 10/16/2023
(f)
225 232
$ 21,537
Automobile Floor Plan Asset Backed Securities - 0.13%
Navistar Financial Dealer Note Master Owner
Trust II
2.90%, 09/25/2023
(f)
205 205
1.00 x 1 Month USD LIBOR + 0.63%
NextGear Floorplan Master Owner Trust
2.88%, 10/17/2022
(f)
850 853
1.00 x 1 Month USD LIBOR + 0.68%
3.05%, 04/18/2022
(f)
715 717
1.00 x 1 Month USD LIBOR + 0.85%
$ 1,775

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.18%
BMW US Capital LLC
2.82%, 09/13/2019
(f)
$ 1,205 $ 1,205
3 Month USD LIBOR + 0.41%
Nissan Motor Acceptance Corp
2.88%, 01/13/2020
(f)
1,215 1,216
3 Month USD LIBOR + 0.58%
$ 2,421
Banks - 1.02%
Banco Hipotecario SA
50.42%, 01/12/2020
(f)
ARS 6,156 91
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 2.50%
63.19%, 11/07/2022
(f)
10,245 88
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(f)
5,115 31
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(f),(k),(l)
$ 1,900 1,873
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Supervielle SA
55.10%, 08/09/2020
(f)
ARS 11,000 166
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.50%
Citibank NA
2.74%, 05/20/2022 $ 1,170 1,172
3 Month USD LIBOR + 0.60%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024
(f)
COP 3,380,000 1,050
HSBC Holdings PLC
6.25%, 12/31/2049
(k),(l)
$ 5,120 5,234
USD Swap Rate NY 5 Year + 3.45%
HSH N Funding I Via Banque de Luxembourg
0.00%, 12/31/2049
(e),(k)
EUR 3,630 798
12 Month Euro Interbank Offered Rate +
2.15%
KeyBank NA/Cleveland OH
3.30%, 02/01/2022 $ 860 887
RESPARCS Funding II LP
0.00%, 12/31/2049
(e),(k)
EUR 1,481 330
Standard Chartered PLC
3.43%, 01/20/2023
(f)
$ 640 638
3 Month USD LIBOR + 1.15%
4.25%, 01/20/2023
(f),(l)
640 661
3 Month USD LIBOR + 1.15%
Wells Fargo Bank NA
3.63%, 10/22/2021 635 655
$ 13,674
Beverages - 0.05%
PepsiCo Inc
2.56%, 10/04/2019 610 610
3 Month USD LIBOR + 0.27%
Commercial Mortgage Backed Securities - 3.95%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 531 442
CCRESG Commercial Mortgage Trust
2016-HEAT
5.67%, 04/10/2029
(f),(m)
255 261
COMM 2014-CCRE18 Mortgage Trust
3.60%, 07/15/2047
(f)
1,925 1,555
COMM 2015-CCRE25 Mortgage Trust
3.94%, 08/10/2048
(m)
2,280 2,004
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(f)
2,800 2,252
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2015-LC21 Mortgage Trust
1.19%, 07/10/2048
(f),(m),(n)
$ 10,000 $ 577
1.19%, 07/10/2048
(f),(m),(n)
3,125 175
3.25%, 07/10/2048
(f)
1,967 1,547
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(f)
850 679
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
5.80%, 01/15/2034
(f)
155 156
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.34%, 06/15/2057
(m)
960 945
4.34%, 06/15/2057
(m)
2,184 1,948
CSAIL 2015-C3 Commercial Mortgage Trust
3.50%, 08/15/2048
(m)
1,690 1,380
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(f)
1,055 1,009
Ginnie Mae
0.58%, 01/16/2053
(m),(n)
6,059 219
GS Mortgage Securities Corp II
4.56%, 07/10/2051
(f),(m)
635 519
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047
(f),(m)
1,820 1,642
GS Mortgage Securities Trust 2015-GC32
4.56%, 07/10/2048
(f),(m)
2,476 1,948
HPLY Trust 2019-HIT
3.80%, 11/15/2036
(f)
310 310
1.00 x 1 Month USD LIBOR + 1.60%
JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP10
5.46%, 01/15/2049
(m)
18 18
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.24%, 07/15/2045
(f),(m)
1,782 1,589
JPMBB Commercial Mortgage Securities Trust
2014-C21
3.90%, 08/15/2047
(f),(m)
1,120 863
4.81%, 08/15/2047
(f),(m)
1,910 1,810
JPMBB Commercial Mortgage Securities Trust
2014-C26
4.00%, 01/15/2048
(f)
1,300 1,116
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.79%, 05/15/2048
(m),(o)
5,735 4,947
3.90%, 05/15/2048
(f),(m)
2,160 1,633
JPMBB Commercial Mortgage Securities Trust
2015-C31
4.77%, 08/15/2048
(f),(m)
1,797 1,393
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
3.71%, 10/15/2046
(f)
1,275 1,093
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(f),(m)
350 307
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
1.02%, 11/15/2052
(f),(m),(n)
3,150 198
Morgan Stanley Capital I Trust 2011-C2
5.67%, 06/15/2044
(f),(m)
475 480
5.67%, 06/15/2044
(f),(m)
160 159
Motel 6 Trust 2017-M6MZ
9.12%, 08/15/2020
(f)
1,187 1,197
1.00 x 1 Month USD LIBOR + 6.93%
SG Commercial Mortgage Securities Trust
2016-C5
2.54%, 10/10/2048
(f)
2,100 1,381

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Starwood Retail Property Trust 2014-STAR
4.70%, 11/15/2027
(f)
$ 170 $ 169
1.00 x 1 Month USD LIBOR + 2.50%
6.35%, 11/15/2027
(f)
645 530
1.00 x 1 Month USD LIBOR + 4.15%
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25
6.09%, 05/15/2043
(f),(m)
104 99
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(f)
1,981 1,515
Wells Fargo Commercial Mortgage Trust
2015-C28
3.00%, 05/15/2048
(f)
2,051 1,470
Wells Fargo Commercial Mortgage Trust
2015-C31
3.85%, 11/15/2048 1,040 960
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(f)
260 201
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(f),(m)
1,485 1,155
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(f),(m),(n)
7,575 906
WF-RBS Commercial Mortgage Trust 2011-C2
5.84%, 02/15/2044
(f),(m)
115 118
WFRBS Commercial Mortgage Trust 2011-C3
5.86%, 03/15/2044
(f),(m)
350 302
WFRBS Commercial Mortgage Trust 2011-C4
5.40%, 06/15/2044
(f),(m)
845 863
WFRBS Commercial Mortgage Trust 2012-C6
5.77%, 04/15/2045
(f),(m)
500 526
WFRBS Commercial Mortgage Trust 2012-C7
4.97%, 06/15/2045
(m)
80 82
4.97%, 06/15/2045
(f),(m)
225 187
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(f)
267 214
WFRBS Commercial Mortgage Trust 2014-C21
3.49%, 08/15/2047
(f)
1,030 803
3.50%, 08/15/2047
(f),(o)
4,515 3,957
WFRBS Commercial Mortgage Trust 2014-LC14
3.50%, 03/15/2047
(f),(m)
1,300 1,054
$ 52,863
Commercial Services - 0.06%
APX Group Inc
7.63%, 09/01/2023 1,105 823
Computers - 0.15%
Apple Inc
2.41%, 02/07/2020 720 720
3 Month USD LIBOR + 0.20%
International Business Machines Corp
2.49%, 01/27/2020 1,255 1,256
3 Month USD LIBOR + 0.23%
$ 1,976
Consumer Products - 0.07%
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(f)
1,000 883
Cosmetics & Personal Care - 0.05%
Revlon Consumer Products Corp
5.75%, 02/15/2021 791 720
Credit Card Asset Backed Securities - 0.51%
BA Credit Card Trust
1.95%, 08/15/2022 1,030 1,029
Chase Issuance Trust
2.75%, 06/15/2023 1,150 1,157
1.00 x 1 Month USD LIBOR + 0.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Citibank Credit Card Issuance Trust
1.75%, 11/19/2021 $ 1,210 $ 1,209
2.44%, 04/07/2022 1,330 1,331
1.00 x 1 Month USD LIBOR + 0.22%
2.49%, 01/20/2023 1,370 1,384
Discover Card Execution Note Trust
3.04%, 07/15/2024 585 603
Genesis Sales Finance Master Trust Series 2019-A
4.68%, 08/20/2023
(f)
115 118
$ 6,831
Diversified Financial Services - 0.86%
Aircastle Ltd
4.25%, 06/15/2026 945 973
American Express Co
2.89%, 11/05/2021 870 875
3 Month USD LIBOR + 0.60%
Ameriprise Financial Inc
3.00%, 03/22/2022 515 526
Power Finance Corp Ltd
5.25%, 08/10/2028 3,890 4,301
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 01/15/2025 641 615
7.25%, 09/27/2023 3,640 3,708
USAA Capital Corp
2.63%, 06/01/2021
(f)
560 567
$ 11,565
Electric - 0.40%
Enel SpA
8.75%, 09/24/2073
(f),(l)
785 926
USD Swap Semi-Annual 5 Year + 5.88%
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(e),(h),(i)
6,993 —
0.00%, 10/15/2020
(e),(h),(i)
6,143 —
Pacific Gas & Electric Co
0.00%, 08/01/2023
(e),(f)
1,220 1,238
0.00%, 03/01/2034
(e)
1,843 2,014
0.00%, 04/15/2042
(e)
1,120 1,140
$ 5,318
Entertainment - 0.36%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(f)
4,500 4,752
Food - 0.49%
JBS Investments GmbH
6.25%, 02/05/2023 360 368
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(f)
465 493
MARB BondCo PLC
7.00%, 03/15/2024 4,725 4,831
NBM US Holdings Inc
7.00%, 05/14/2026
(f)
795 812
$ 6,504
Healthcare - Services - 0.19%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(f)
1,091 1,045
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(f),(m),(p)
365 306
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(f),(o)
1,122 1,199
$ 2,550
Insurance - 0.43%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
500 460
10.13%, 08/01/2026
(f)
1,000 1,027

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AIA Group Ltd
2.91%, 09/20/2021
(f)
$ 515 $ 515
3 Month USD LIBOR + 0.52%
Berkshire Hathaway Finance Corp
2.66%, 01/10/2020 1,225 1,227
3 Month USD LIBOR + 0.32%
Marsh & McLennan Cos Inc
3.50%, 12/29/2020 750 764
Metropolitan Life Global Funding I
3.38%, 01/11/2022
(f)
835 862
New York Life Global Funding
2.95%, 01/28/2021
(f)
855 868
$ 5,723
Internet - 0.16%
Uber Technologies Inc
7.50%, 11/01/2023
(f),(j)
1,265 1,322
8.00%, 11/01/2026
(f),(j)
810 852
$ 2,174
Iron & Steel - 0.29%
CSN Resources SA
7.63%, 04/17/2026
(f)
3,850 3,879
Leisure Products & Services - 0.25%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f),(o)
4,000 3,400
Lodging - 0.15%
Diamond Resorts International Inc
10.75%, 09/01/2024
(f),(o)
867 871
Marriott International Inc/MD
3.10%, 03/08/2021 845 849
3 Month USD LIBOR + 0.65%
Melco Resorts Finance Ltd
5.63%, 07/17/2027
(f)
270 275
$ 1,995
Machinery - Construction & Mining - 0.09%
Caterpillar Financial Services Corp
2.85%, 01/10/2020 1,225 1,227
3 Month USD LIBOR + 0.51%
Media - 0.30%
Cengage Learning Inc
9.50%, 06/15/2024
(f)
2,000 1,850
Clear Channel Communications
0.00%, 12/15/2019
(e),(h),(i)
3,500 —
Fox Corp
3.67%, 01/25/2022
(f)
910 943
NBCUniversal Enterprise Inc
5.25%, 12/19/2049
(f),(k)
1,205 1,244
$ 4,037
Miscellaneous Manufacturers - 0.09%
FXI Holdings Inc
7.88%, 11/01/2024
(f),(o)
1,371 1,217
Mortgage Backed Securities - 3.64%
Adjustable Rate Mortgage Trust 2004-4
4.24%, 03/25/2035
(m)
64 65
Adjustable Rate Mortgage Trust 2005-1
4.35%, 05/25/2035
(m)
178 182
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 109 114
Alternative Loan Trust 2004-14T2
5.50%, 08/25/2034 60 62
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 87 91
5.50%, 08/25/2034 92 96
Alternative Loan Trust 2004-28CB
5.75%, 01/25/2035 40 41
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 198 213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Alternative Loan Trust 2004-J3
5.50%, 04/25/2034 $ 54 $ 56
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 90 92
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 81 85
Banc of America Funding 2005-5 Trust
5.50%, 09/25/2035 40 44
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 79 86
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 117 119
Banc of America Mortgage 2005-A Trust
4.47%, 02/25/2035
(m)
30 30
Banc of America Mortgage 2005-I Trust
3.84%, 10/25/2035
(m)
223 215
BCAP LLC Trust 2007-AA2
6.00%, 03/25/2022 75 74
CHL Mortgage Pass-Through Trust 2004-12
4.61%, 08/25/2034
(m)
52 52
CHL Mortgage Pass-Through Trust 2004-HYB4
4.18%, 09/20/2034
(m)
34 33
Citigroup Mortgage Loan Trust 2005-3
4.81%, 08/25/2035
(m)
313 310
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068
(f),(m)
235 236
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059
(f),(m)
530 535
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(f),(m)
355 356
Connecticut Avenue Securities Trust 2019-R02
4.45%, 08/25/2031
(f)
1,420 1,432
1.00 x 1 Month USD LIBOR + 2.30%
Connecticut Avenue Securities Trust 2019-R04
7.40%, 06/25/2039
(f)
280 302
1.00 x 1 Month USD LIBOR + 5.25%
Credit Suisse First Boston Mortgage Securities
Corp
4.38%, 11/25/2033
(m)
67 69
4.54%, 12/25/2033
(m)
33 34
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 39 41
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062
(f),(m)
599 601
Deutsche Mortgage Securities Inc Mortgage Loan
Trust 2004-4
2.50%, 06/25/2034 143 141
1.00 x 1 Month USD LIBOR + 0.35%
DSLA Mortgage Loan Trust 2005-AR5
2.51%, 09/19/2045 145 119
1.00 x 1 Month USD LIBOR + 0.33%
Dukinfield II PLC
2.03%, 12/20/2052 GBP 306 375
1.00 x 3 Month GBP LIBOR + 1.25%
Eurosail-UK 2007-2np PLC
0.94%, 03/13/2045 109 129
1.00 x 3 Month GBP LIBOR + 0.15%
Fannie Mae Connecticut Avenue Securities
4.15%, 03/25/2031 $ 1,420 1,423
1.00 x 1 Month USD LIBOR + 2.00%
4.35%, 01/25/2030 40 41
1.00 x 1 Month USD LIBOR + 2.20%
4.55%, 05/28/2030 65 66
1.00 x 1 Month USD LIBOR + 2.40%
5.70%, 07/25/2030 1,256 1,300
1.00 x 1 Month USD LIBOR + 3.55%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities
(continued)
6.40%, 01/25/2031 $ 5,471 $ 5,862
1.00 x 1 Month USD LIBOR + 4.25%
7.00%, 10/25/2029 2,000 2,244
1.00 x 1 Month USD LIBOR + 4.85%
7.90%, 07/25/2029 1,921 2,286
1.00 x 1 Month USD LIBOR + 5.75%
Fannie Mae REMICS
3.95%, 05/25/2047
(n)
2,058 397
(1.00) x 1 Month USD LIBOR + 6.10%
4.05%, 12/25/2045
(n)
1,265 282
(1.00) x 1 Month USD LIBOR + 6.20%
Freddie Mac STACR Trust 2019-DNA3
10.30%, 07/25/2049
(f)
300 333
1.00 x 1 Month USD LIBOR + 8.15%
Freddie Mac STACR Trust 2019-HRP1
6.20%, 02/25/2049
(f)
410 414
1.00 x 1 Month USD LIBOR + 4.05%
Freddie Mac Structured Agency Credit Risk Debt
Notes
3.80%, 04/25/2024 122 123
1.00 x 1 Month USD LIBOR + 1.65%
3.95%, 07/25/2030 25 25
1.00 x 1 Month USD LIBOR + 1.80%
4.00%, 10/25/2027 326 328
1.00 x 1 Month USD LIBOR + 1.85%
4.35%, 02/25/2024 245 248
1.00 x 1 Month USD LIBOR + 2.20%
7.10%, 07/25/2029 1,619 1,827
1.00 x 1 Month USD LIBOR + 4.95%
10.95%, 03/25/2028 6,951 8,556
1.00 x 1 Month USD LIBOR + 8.80%
GMACM Mortgage Loan Trust 2005-AR1
4.71%, 03/18/2035
(m)
216 223
Gosforth Funding 2018-1 plc
2.58%, 08/25/2060
(f)
279 279
1.00 x 3 Month USD LIBOR + 0.45%
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064
(f)
133 134
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 41 42
HarborView Mortgage Loan Trust 2003-2
2.92%, 10/19/2033 413 405
1.00 x 1 Month USD LIBOR + 0.74%
IndyMac INDX Mortgage Loan Trust 2004-AR6
4.71%, 10/25/2034
(m)
485 493
IndyMac INDX Mortgage Loan Trust 2004-AR7
3.37%, 09/25/2034 134 126
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.88%, 08/25/2035
(m)
594 536
JP Morgan Mortgage Trust 2005-A2
4.55%, 04/25/2035
(m)
111 114
Lanark Master Issuer PLC
2.90%, 12/22/2069
(f)
289 290
1.00 x 3 Month USD LIBOR + 0.77%
Lehman XS Trust Series 2006-2N
2.41%, 02/25/2046 108 99
1.00 x 1 Month USD LIBOR + 0.26%
Ludgate Funding PLC
0.00%, 01/01/2061
(e)
EUR 90 94
1.00 x 3 Month Euro Interbank Offered
Rate + 0.16%
1.38%, 01/01/2061 GBP 351 415
1.00 x 3 Month GBP LIBOR + 0.60%
MASTR Adjustable Rate Mortgages Trust 2004-7
4.42%, 07/25/2034
(m)
$ 157 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
MASTR Adjustable Rate Mortgages Trust 2005-2
3.50%, 03/25/2035
(m)
$ 441 $ 407
MASTR Adjustable Rate Mortgages Trust 2006-2
4.80%, 04/25/2036
(m)
76 77
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 43 46
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 42 44
6.00%, 06/25/2034 51 53
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 268 288
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
4.38%, 05/25/2036
(m)
22 22
Newgate Funding PLC
0.28%, 12/15/2050 EUR 128 136
1.00 x 3 Month Euro Interbank Offered
Rate + 0.60%
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024
(f),(m)
$ 560 563
Residential Asset Securitization Trust 2003-A9
4.00%, 08/25/2033 409 410
Residential Asset Securitization Trust 2005-A8CB
5.38%, 07/25/2035 258 226
RFMSI Series 2006-SA2 Trust
5.30%, 08/25/2036
(m)
321 300
RMAC Securities No 1 PLC
0.00%, 06/12/2044
(e)
EUR 84 89
1.00 x 3 Month Euro Interbank Offered
Rate + 0.15%
STACR Trust 2018-DNA3
6.05%, 09/25/2048
(f)
$ 2,065 2,190
1.00 x 1 Month USD LIBOR + 3.90%
STACR Trust 2018-HRP2
4.55%, 02/25/2047
(f)
4,540 4,640
1.00 x 1 Month USD LIBOR + 2.40%
Structured Adjustable Rate Mortgage Loan Trust
2.46%, 07/25/2035 644 514
1.00 x 1 Month USD LIBOR + 0.31%
4.36%, 09/25/2034
(m)
84 85
Structured Asset Securities Corp Trust 2005-1
5.50%, 02/25/2035 94 96
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(f),(m)
1,880 1,891
Wells Fargo Mortgage Backed Securities 2003-M
Trust
4.90%, 12/25/2033
(m)
147 152
Wells Fargo Mortgage Backed Securities 2004-I
Trust
5.06%, 07/25/2034
(m)
244 253
Wells Fargo Mortgage Backed Securities 2004-O
Trust
4.88%, 08/25/2034
(m)
59 61
Wells Fargo Mortgage Backed Securities 2005-11
Trust
5.50%, 11/25/2035 15 16
Wells Fargo Mortgage Backed Securities 2005-16
Trust
6.00%, 12/25/2035 76 78
Wells Fargo Mortgage Backed Securities 2005-
AR10 Trust
4.98%, 05/01/2035
(m)
37 38
Wells Fargo Mortgage Backed Securities 2005-
AR12 Trust
5.01%, 06/25/2035
(m)
72 74
Wells Fargo Mortgage Backed Securities 2005-
AR2 Trust
5.14%, 03/25/2035
(m)
87 89

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
153
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2006-3
Trust
5.50%, 03/25/2036 $ 314 $ 320
$ 48,749
Oil & Gas - 1.37%
Bellatrix Exploration Ltd
8.50%, 09/11/2023
(h),(i)
236 189
12.50%, PIK 0.00%, 12/15/2023
(h),(i),(j),(m),(p)
257 144
Bruin E&P Partners LLC
8.88%, 08/01/2023
(f)
675 481
California Resources Corp
8.00%, 12/15/2022
(f)
1,190 684
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 278
Denbury Resources Inc
9.25%, 03/31/2022
(f)
2,882 2,421
Gulfport Energy Corp
6.00%, 10/15/2024 175 127
6.38%, 05/15/2025 705 508
Halcon Resources Corp
0.00%, 02/15/2025
(e)
1,053 132
Midstates Petroleum Co Inc
0.00%, 06/01/2020
(e),(h),(i)
1,471 —
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 3,471 3,437
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 1,084 1,059
OGX Austria GmbH
0.00%, 06/01/2020
(e),(f)
600 —
0.00%, 04/01/2022
(e),(f)
1,100 —
Petroamazonas EP
4.63%, 11/06/2020 1,225 1,210
Petrobras Global Finance BV
5.75%, 02/01/2029 640 693
6.85%, 06/05/2115 2,740 3,059
7.25%, 03/17/2044 125 148
Petroleos Mexicanos
6.50%, 06/02/2041 2,700 2,525
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(f)
690 373
9.75%, 04/15/2023
(f)
640 352
YPF SA
6.95%, 07/21/2027
(f)
725 450
17.49%, 07/07/2020
(f)
410 86
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
$ 18,356
Oil & Gas Services - 0.04%
McDermott Technology Americas Inc /
McDermott Technology US Inc
10.63%, 05/01/2024
(f)
781 552
Other Asset Backed Securities - 3.72%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(f)
181 187
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(f)
767 803
AIG CLO 2018-1 Ltd
8.73%, 01/20/2032
(f)
2,640 2,442
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(f),(m)
731 741
AJAX Mortgage Loan Trust
3.47%, 04/25/2057
(f),(m)
66 66
Ajax Mortgage Loan Trust 2017-B
3.16%, 09/25/2056
(f),(m)
305 307
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
ALM VII R Ltd
9.44%, 10/15/2028
(f)
$ 2,000 $ 1,994
1.00 x 3 Month USD LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(f)
280 308
6.23%, 10/17/2036
(f)
695 782
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(f)
900 1,024
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(f)
1,045 1,154
Apidos CLO XXII
8.28%, 10/20/2027
(f)
750 745
1.00 x 3 Month USD LIBOR + 6.00%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(f)
80 81
Avery Point VII CLO Ltd
8.90%, 01/15/2028
(f)
1,400 1,377
1.00 x 3 Month USD LIBOR + 6.60%
Bayview Opportunity Master Fund IIIa Trust
2018-RN8
4.07%, 09/28/2033
(f),(m)
37 37
Bayview Opportunity Master Fund IVa Trust
2019-RN2
3.97%, 03/28/2034
(f),(m)
298 299
Bayview Opportunity Master Fund IVb Trust
2018-RN9
4.21%, 10/29/2033
(f),(m)
83 84
Bayview Opportunity Master Fund Trust IVb
2019-RN1
4.09%, 02/28/2034
(f),(m)
266 268
BCC Funding XIV LLC
6.00%, 04/21/2025
(f)
250 258
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(f),(m)
214 222
5.68%, 12/16/2041
(f),(m)
591 622
Bowman Park CLO Ltd
7.55%, 11/23/2025
(f)
1,000 996
1.00 x 3 Month USD LIBOR + 5.40%
CAM Mortgage Trust 2018-1
3.96%, 12/01/2065
(f),(m)
6 6
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(f)
100 102
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047
(f)
709 733
Colony American Finance 2015-1 Ltd
5.65%, 10/15/2047
(f)
550 567
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(f),(m)
260 263
CVP Cascade CLO-2 Ltd
3.50%, 07/18/2026
(f)
678 678
1.00 x 3 Month USD LIBOR + 1.20%
DB Master Finance LLC
4.35%, 05/20/2049
(f)
160 169
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(f)
97 100
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(f)
351 361
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(f)
350 352
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(f)
49 52
Driven Brands Funding LLC
4.74%, 04/20/2048
(f)
168 181
Dryden 33 Senior Loan Fund
9.27%, 04/15/2029
(f)
700 679
1.00 x 3 Month USD LIBOR + 6.97%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Dryden 63 GBP CLO 2018 BV
3.67%, 10/15/2032
(f)
GBP 2,060 $ 2,506
1.00 x 3 Month GBP LIBOR + 2.90%
5.27%, 10/15/2032
(f)
1,052 1,281
1.00 x 3 Month GBP LIBOR + 4.50%
Elevation CLO 2015-4 Ltd
3.29%, 04/18/2027
(f)
$ 450 450
1.00 x 3 Month USD LIBOR + 0.99%
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033
(f)
CAD 515 392
Five Guys Funding LLC
4.60%, 07/25/2047
(f)
$ 462 489
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(h),(i)
657 524
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(h),(i)
284 142
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(e),(f),(h),(i)
1,030 —
GCAT 2018-1 LLC
3.84%, 06/25/2048
(f),(m)
107 107
Global Container Assets Ltd
4.50%, 02/05/2030
(f)
257 254
Halcyon Loan Advisors Funding 2013-1 Ltd
3.45%, 04/15/2025
(f)
12 12
1.00 x 3 Month USD LIBOR + 1.15%
Halcyon Loan Advisors Funding 2014-2 Ltd
3.44%, 04/28/2025
(f)
528 527
1.00 x 3 Month USD LIBOR + 1.18%
Harbour Aircraft Investments Ltd
8.00%, 11/15/2037 1,167 1,180
Home Partners of America 2016-2 Trust
5.96%, 10/17/2033
(f)
245 245
1.00 x 1 Month USD LIBOR + 3.78%
6.88%, 10/17/2033
(f)
415 415
1.00 x 1 Month USD LIBOR + 4.70%
Invitation Homes 2018-SFR1 Trust
4.18%, 03/17/2037
(f)
470 470
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR2 Trust
4.20%, 06/17/2037
(f)
835 835
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR4 Trust
3.83%, 01/17/2038
(f)
210 210
1.00 x 1 Month USD LIBOR + 1.65%
Jamestown CLO VII Ltd
3.11%, 07/25/2027
(f)
575 574
1.00 x 3 Month USD LIBOR + 0.83%
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(f)
375 386
KKR Clo 25 Ltd
9.04%, 04/15/2032
(f)
640 597
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(f),(m)
391 397
Madison Park Funding XII Ltd
3.93%, 07/20/2026
(f)
250 250
1.00 x 3 Month USD LIBOR + 1.65%
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(f)
687 709
Marlette Funding Trust 2019-1
3.44%, 04/16/2029
(f)
220 221
Marlette Funding Trust 2019-3
2.69%, 09/17/2029
(f)
245 246
Mountain View CLO X Ltd
3.12%, 10/13/2027
(f)
640 639
1.00 x 3 Month USD LIBOR + 0.82%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Oak Hill Advisors Residential Loan Trust
2017-NPL2
3.00%, 07/25/2057
(f),(m)
$ 63 $ 62
Oak Hill Advisors Residential Loan Trust
2017-NPLA
3.00%, 06/25/2057
(f),(m)
22 22
Octagon Investment Partners XVI Ltd
8.05%, 07/17/2030
(f)
500 457
1.00 x 3 Month USD LIBOR + 5.75%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(f)
790 815
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028
(f)
427 428
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(f)
620 650
Oxford Finance Funding 2019-1 LLC
4.46%, 02/15/2027
(f)
145 150
Parallel 2015-1 Ltd
3.13%, 07/20/2027
(f)
625 623
1.00 x 3 Month USD LIBOR + 0.85%
Planet Fitness Master Issuer LLC
4.26%, 09/05/2048
(f)
600 617
Progress Residential 2017-SFR2 Trust
4.14%, 12/17/2034
(f)
100 102
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(f)
100 104
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(f)
420 440
PRPM 2017-2 LLC
3.47%, 09/25/2022
(f),(m)
439 440
5.00%, 09/25/2022
(f),(m)
270 271
PRPM 2017-3 LLC
3.47%, 11/25/2022
(f),(m)
203 204
5.00%, 11/25/2022
(f),(m)
105 104
PRPM 2018-1 LLC
5.00%, 04/25/2023
(f),(m)
200 199
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023
(f),(m)
79 80
RMAT 2018-NPL1 LP
4.09%, 05/25/2048
(f),(m)
271 272
SCF Equipment Leasing 2018-1 LLC
4.21%, 04/20/2027
(f)
795 844
Shenton Aircraft Investment I Ltd
4.75%, 10/15/2042
(f)
181 186
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(f)
836 858
Sofi Consumer Loan Program 2018-2 Trust
3.35%, 04/26/2027
(f)
360 363
Sound Point Clo XV Ltd
8.22%, 01/23/2029
(f)
1,500 1,398
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(f)
260 267
Staniford Street CLO Ltd
3.59%, 06/15/2025
(f)
467 468
1.00 x 3 Month USD LIBOR + 1.18%
TAL Advantage V LLC
3.55%, 11/20/2038
(f)
223 225
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(f),(m)
189 197
Towd Point Mortgage Trust
2.50%, 11/25/2060
(f),(m)
313 313
Venture XXI CLO Ltd
3.18%, 07/15/2027
(f)
480 479
1.00 x 3 Month USD LIBOR + 0.88%
Vericrest Opportunity Loan Trust 2019-NPL3
3.97%, 03/25/2049
(f),(m)
404 407

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2017-3
2.44%, 04/20/2022
(f)
$ 2,410 $ 2,411
1.00 x 1 Month USD LIBOR + 0.27%
VOLT LXX LLC
4.11%, 09/25/2048
(f),(m)
302 304
VOLT LXXI LLC
3.97%, 09/25/2048
(f),(m)
172 173
VOLT LXXII LLC
4.21%, 10/26/2048
(f),(m)
746 750
VOLT LXXV LLC
4.34%, 01/25/2049
(f),(m)
629 634
WAVE 2017-1 Trust
5.68%, 11/15/2042
(f)
256 267
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048
(f)
155 162
$ 49,844
Packaging & Containers - 0.10%
Flex Acquisition Co Inc
7.88%, 07/15/2026
(f)
1,457 1,319
Pharmaceuticals - 0.36%
Cigna Corp
3.20%, 09/17/2020 1,290 1,302
CVS Health Corp
3.17%, 03/09/2021 1,385 1,391
3 Month USD LIBOR + 0.72%
Mylan Inc
5.20%, 04/15/2048 130 142
5.40%, 11/29/2043 255 279
Mylan NV
5.25%, 06/15/2046 775 853
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 1,415 909
$ 4,876
Pipelines - 0.06%
Midwest Connector Capital Co LLC
3.63%, 04/01/2022
(f)
410 422
Transportadora de Gas del Sur SA
6.75%, 05/02/2025
(f)
480 355
$ 777
Real Estate - 0.03%
CFLD Cayman Investment Ltd
6.50%, 12/21/2020 200 200
Easy Tactic Ltd
7.00%, 04/25/2021 200 199
$ 399
Regional Authority - 0.04%
Provincia de Buenos Aires/Government Bonds
6.50%, 02/15/2023
(f)
545 169
54.81%, 05/31/2022 ARS 51,665 257
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
57.32%, 04/12/2025
(f)
11,045 59
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
$ 485
REITs - 0.16%
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(f)
$ 2,215 2,110
Retail - 0.32%
Staples Inc
7.50%, 04/15/2026
(f)
2,202 2,224
10.75%, 04/15/2027
(f),(o)
2,048 2,068
$ 4,292
Semiconductors - 0.16%
Broadcom Inc
4.75%, 04/15/2029
(f)
1,985 2,091
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 8.66%
1MDB Global Investments Ltd
4.40%, 03/09/2023 $ 5,400 $ 5,171
Argentina POM Politica Monetaria
67.25%, 06/21/2020 ARS 6,725 31
Argentina Blended Historical Policy Rate
+ 0.00%
Argentine Republic Government International
Bond
3.88%, 01/15/2022 EUR 66 34
4.63%, 01/11/2023 $ 4,845 1,882
5.00%, 01/15/2027 EUR 4,338 1,788
5.25%, 01/15/2028 11,714 4,467
6.25%, 11/09/2047 2,200 870
Brazil Notas do Tesouro Nacional Serie B
19.39%, 08/15/2028 BRL 12,306 3,539
Costa Rica Government International Bond
4.25%, 01/26/2023 $ 2,658 2,612
4.38%, 04/30/2025 4,102 3,948
Dominican Republic International Bond
6.00%, 07/19/2028
(o)
749 827
Egypt Government International Bond
7.50%, 01/31/2027
(o)
5,075 5,503
El Salvador Government International Bond
7.38%, 12/01/2019 1,286 1,292
Export-Import Bank of Korea
2.87%, 06/25/2022 650 651
3 Month USD LIBOR + 0.53%
Hellenic Republic Treasury Bill
0.00%, 06/12/2020
(e)
EUR 1,124 1,223
Hungary Government Bond
3.00%, 08/21/2030
(o)
HUF 430,000 1,577
Indonesia Treasury Bond
8.38%, 03/15/2034 IDR 78,550,000 5,842
Iraq International Bond
6.75%, 03/09/2023 $ 2,625 2,685
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 4,280 4,769
Kenya Government International Bond
7.00%, 05/22/2027
(f)
$ 5,300 5,586
Mexican Bonos
7.50%, 06/03/2027 MXN 44,100 2,269
Montenegro Government International Bond
3.38%, 04/21/2025
(f)
EUR 3,280 3,869
5.75%, 03/10/2021 2,282 2,707
Panama Government International Bond
3.87%, 07/23/2060 $ 1,250 1,436
Peru Government Bond
6.15%, 08/12/2032
(f)
PEN 8,575 2,905
Peruvian Government International Bond
6.35%, 08/12/2028 11,600 3,989
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 56,410 3,313
8.88%, 02/28/2035 60,100 3,724
10.50%, 12/21/2026
(o)
165,124 12,222
Russian Federal Bond - OFZ
7.03%, 01/19/2028 RUB 764,700 11,561
Sri Lanka Government International Bond
7.55%, 03/28/2030
(f)
$ 2,225 2,212
Turkey Government International Bond
6.88%, 03/17/2036
(o)
497 476
Ukraine Government Bond
15.99%, 08/12/2021 UAH 52,150 2,059
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(m)
$ 2,970 2,595
7.75%, 09/01/2025 2,950 3,132
7.75%, 09/01/2027 3,035 3,212
$ 115,978

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 0.13%
SLM Private Credit Student Loan Trust 2003-A
5.26%, 06/15/2032 $ 239 $ 239
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
5.27%, 03/15/2033 600 600
1.00 x US 28 Day Auction Rate + 0.00%
8.27%, 03/15/2033 100 100
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2017-B
2.95%, 10/15/2035
(f)
309 307
1.00 x 1 Month USD LIBOR + 0.75%
SoFi Professional Loan Program 2014-B LLC
3.40%, 08/25/2032
(f)
17 17
1.00 x 1 Month USD LIBOR + 1.25%
SoFi Professional Loan Program 2015-A LLC
3.35%, 03/25/2033
(f)
95 95
1.00 x 1 Month USD LIBOR + 1.20%
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(f)
49 50
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(f)
273 276
$ 1,684
Supranational Bank - 0.22%
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027
(f)
1,175 1,244
5.00%, 07/27/2027 1,625 1,720
$ 2,964
Telecommunications - 2.64%
Bharti Airtel International Netherlands BV
5.35%, 05/20/2024 5,955 6,428
C&W Senior Financing DAC
7.50%, 10/15/2026
(f)
2,350 2,549
7.50%, 10/15/2026 350 380
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
650 544
6.00%, 06/15/2025
(f)
35 31
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(f)
3,305 3,107
Frontier Communications Corp
9.00%, 08/15/2031 1,665 849
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(f),(o)
2,000 2,088
Intelsat Connect Finance SA
9.50%, 02/15/2023
(f)
2,000 1,780
Intelsat Jackson Holdings SA
9.75%, 07/15/2025
(f)
8,305 8,523
Intelsat Luxembourg SA
8.13%, 06/01/2023 2,014 1,601
Millicom International Cellular SA
5.13%, 01/15/2028
(f)
200 208
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 620 628
5.37%, 02/13/2022 3,960 4,089
T-Mobile US Inc
0.00%, 02/01/2028
(e),(h),(i)
706 —
West Corp
8.50%, 10/15/2025
(f)
3,358 2,602
$ 35,407
Transportation - 0.15%
FedEx Corp
3.40%, 01/14/2022 675 696
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
11.25%, 08/15/2022
(f)
1,848 1,377
$ 2,073
TOTAL BONDS $ 458,045
CONVERTIBLE BONDS - 1.28%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.03%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 $ 455 $ 460
Healthcare - Services - 0.10%
NMC Health Jersey Ltd
1.88%, 04/30/2025 1,600 1,405
Holding Companies - Diversified - 0.00%
RWT Holdings Inc
5.63%, 11/15/2019 65 65
Investment Companies - 0.50%
Aabar Investments PJS
0.50%, 03/27/2020 EUR 2,400 2,562
1.00%, 03/27/2022 4,100 4,103
$ 6,665
Media - 0.49%
DISH Network Corp
2.38%, 03/15/2024 $ 555 484
3.38%, 08/15/2026 6,558 6,035
$ 6,519
Oil & Gas - 0.12%
Chesapeake Energy Corp
5.50%, 09/15/2026 2,051 1,293
Nabors Industries Inc
0.75%, 01/15/2024 395 258
$ 1,551
Pharmaceuticals - 0.01%
Flexion Therapeutics Inc
3.38%, 05/01/2024 85 75
Telecommunications - 0.02%
CalAmp Corp
2.00%, 08/01/2025 405 323
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 80 74
TOTAL CONVERTIBLE BONDS $ 17,137
MUNICIPAL BONDS - 0.05%
Principal
Amount (000's) Value (000's)
Massachusetts - 0.05%
Massachusetts Educational Financing Authority
3.85%, 05/25/2033 $ 614 $ 636
TOTAL MUNICIPAL BONDS $ 636
SENIOR FLOATING RATE INTERESTS
- 6.27%
Principal
Amount (000's) Value (000's)
Advertising - 0.02%
Imagine! Print Solutions Inc
10.87%, 06/21/2023
(q)
$ 427 $ 277
US LIBOR + 8.75%
Airlines - 0.01%
Kestrel Bidco Inc
0.00%, 08/07/2026
(q),(r)
67 67
US LIBOR + 3.00%
Apparel - 0.05%
Champ Acquisition Corp
7.83%, 12/17/2025
(q)
627 620
US LIBOR + 5.50%
Automobile Parts & Equipment - 0.20%
American Axle & Manufacturing Inc
0.00%, 03/08/2024
(q),(r)
440 430
US LIBOR + 2.25%
GC EOS Buyer Inc
6.76%, 06/27/2025
(q)
985 966
US LIBOR + 3.25%
Panther BF Aggregator 2 LP
5.71%, 03/18/2026
(q)
827 815
US LIBOR + 3.50%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
157
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Truck Hero Inc
5.98%, 05/16/2024
(q)
$ 499 $ 456
US LIBOR + 3.75%
$ 2,667
Building Materials - 0.07%
Airxcel Inc
10.86%, 04/27/2026
(q)
426 385
US LIBOR + 8.75%
JELD-WEN Inc
4.33%, 12/14/2024
(q)
568 566
US LIBOR + 2.00%
$ 951
Chemicals - 0.14%
Axalta Coating Systems US Holdings Inc
4.08%, 06/21/2024
(q)
342 340
US LIBOR + 1.75%
Polar US Borrower LLC
7.06%, 08/17/2025
(q)
646 618
US LIBOR + 4.75%
Polymer Additives Inc
8.12%, 07/25/2025
(q)
1,024 896
US LIBOR + 6.00%
$ 1,854
Coal - 0.33%
Sandy Creek Energy Associates LP
6.33%, 11/08/2020
(q)
5,100 4,419
US LIBOR + 4.00%
Commercial Services - 0.45%
APX Group Inc
7.33%, 02/02/2024
(q)
993 949
US LIBOR + 6.50%
Cambium Learning Group Inc
6.61%, 12/18/2025
(q)
812 794
US LIBOR + 4.50%
Digital Room Holdings Inc
7.11%, 05/08/2026
(q)
241 230
US LIBOR + 5.00%
Ensemble RCM LLC
6.00%, 07/24/2026
(q)
59 59
US LIBOR + 3.75%
PSC Industrial Outsourcing LP
10.70%, 10/13/2025
(q)
980 941
US LIBOR + 8.50%
Refinitiv US Holdings Inc
5.94%, 09/18/2025
(q)
689 692
US LIBOR + 3.75%
Southern Graphics Inc
0.00%, 12/31/2022
(q),(r)
2,984 2,380
US LIBOR + 3.25%
$ 6,045
Computers - 0.23%
ConvergeOne Holdings Inc
7.11%, 01/04/2026
(q)
821 731
US LIBOR + 5.00%
Electronics For Imaging Inc
7.29%, 07/02/2026
(q)
374 349
US LIBOR + 5.00%
McAfee LLC
10.62%, 09/29/2025
(q)
1,750 1,764
US LIBOR + 3.25%
Science Applications International Corp
3.98%, 11/05/2025
(q)
246 245
US LIBOR + 1.75%
$ 3,089
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0.04%
Sunshine Luxembourg VII Sarl
0.00%, 07/17/2026
(q),(r)
$ 516 $ 516
US LIBOR + 4.25%
Distribution & Wholesale - 0.06%
American Builders & Contractors Supply Co Inc
4.23%, 10/31/2023
(q)
230 227
US LIBOR + 2.00%
BCPE Empire Holdings Inc
6.11%, 06/11/2026
(q)
308 303
US LIBOR + 4.00%
Huskies Parent Inc
6.26%, 07/17/2026
(q)
279 279
US LIBOR + 4.00%
$ 809
Diversified Financial Services - 0.03%
Minotaur Acquisition Inc
7.11%, 02/27/2026
(q)
430 415
US LIBOR + 5.00%
Electric - 0.08%
AES Corp/VA
4.27%, 05/31/2022
(q)
469 469
US LIBOR + 1.75%
Star West Generation LLC
7.08%, 09/30/2020
(q)
680 656
US LIBOR + 4.75%
$ 1,125
Engineering & Construction - 0.07%
Hamilton Holdco LLC
4.33%, 06/02/2025
(q)
376 377
US LIBOR + 2.00%
Qualtek USA LLC
8.01%, 07/18/2025
(q)
589 573
US LIBOR + 5.75%
$ 950
Entertainment - 0.08%
Deluxe Entertainment
9.73%, 02/27/2020
(q)
699 636
US LIBOR + 6.00%
Deluxe Entertainment Services Group Inc
0.00%, 02/28/2020
(q),(r)
1,509 226
US LIBOR + 5.50%
World Triathlon Corp
6.44%, 08/12/2026
(q)
236 236
US LIBOR + 4.25%
$ 1,098
Environmental Control - 0.03%
Innovative Water Care Global Corp
7.33%, 02/27/2026
(q)
370 346
US LIBOR + 5.00%
Food - 0.18%
United Natural Foods Inc
6.36%, 10/18/2025
(q)
2,985 2,468
US LIBOR + 4.25%
Food Service - 0.24%
Aramark Services Inc
4.08%, 03/11/2025
(q)
469 468
US LIBOR + 1.75%
TKC Holdings Inc
10.12%, 01/31/2024
(q)
2,819 2,754
US LIBOR + 8.00%
$ 3,222
Healthcare - Products - 0.12%
LifeScan Global Corp
8.66%, 10/01/2024
(q)
828 778
US LIBOR + 6.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
158
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
VVC Holding Corp
6.68%, 02/07/2026
(q)
$ 839 $ 834
US LIBOR + 4.50%
$ 1,612
Healthcare - Services - 0.17%
Med Parent Co
0.00%, 07/31/2026
(q),(r)
231 228
Phoenix Guarantor Inc
6.74%, 02/12/2026
(q)
860 855
US LIBOR + 4.50%
RegionalCare Hospital Partners Holdings Inc
6.65%, 11/14/2025
(q)
1,034 1,030
US LIBOR + 4.50%
WP CityMD Bidco LLC
6.71%, 08/07/2026
(q)
191 189
US LIBOR + 4.50%
$ 2,302
Holding Companies - Diversified - 0.05%
Travelport Finance Luxembourg Sarl
7.54%, 03/18/2026
(q)
688 632
US LIBOR + 5.00%
Home Furnishings - 0.04%
TGP Holdings III LLC
10.83%, 09/25/2025
(q)
516 480
US LIBOR + 8.50%
Insurance - 0.25%
AIS Holdco LLC
7.26%, 08/15/2025
(q)
289 269
US LIBOR + 5.00%
Amynta Agency Borrower Inc
10.61%, 03/02/2026
(q)
1,059 1,034
US LIBOR + 8.50%
Confie Seguros Holding II Co
7.08%, 04/19/2022
(q)
1,069 1,042
US LIBOR + 5.25%
11.02%, 10/31/2025
(q)
1,110 1,060
US LIBOR + 8.50%
$ 3,405
Internet - 0.14%
Uber Technologies Inc
5.65%, 07/13/2023
(q)
471 469
US LIBOR + 3.50%
Web.com Group Inc
9.95%, 09/17/2026
(q)
1,464 1,427
US LIBOR + 3.00%
$ 1,896
Leisure Products & Services - 0.05%
Recess Holdings Inc
10.08%, 09/29/2025
(q)
714 678
US LIBOR + 7.75%
United PF Holdings LLC
6.69%, 06/10/2026
(q)
39 39
US LIBOR + 4.50%
$ 717
Media - 0.31%
Clear Channel Holdings
0.00%, 08/07/2026
(q),(r)
532 532
Global Eagle Entertainment Inc
9.71%, 12/22/2022
(q)
169 157
US LIBOR + 7.50%
iHeartCommunications Inc
6.23%, 05/01/2026
(q)
362 363
US LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
MediArena Acquisition BV
8.07%, 08/13/2021
(q)
$ 1,008 $ 993
US LIBOR + 5.75%
11.33%, 08/13/2022
(q)
1,000 988
US LIBOR + 2.25%
Univision Communications Inc
4.86%, 03/15/2024
(q)
759 725
US LIBOR + 2.75%
Ziggo BV
4.70%, 04/15/2025
(q)
437 434
US LIBOR + 2.50%
$ 4,192
Metal Fabrication & Hardware - 0.18%
Eco-Bat Technologies Ltd
1.00%, PIK 11.00%, 03/31/2022
(p),(q)
EUR 6,735 2,405
Miscellaneous Manufacturers - 0.07%
4L Technologies Inc/NV
6.61%, 05/08/2020
(q)
$ 1,653 901
US LIBOR + 4.50%
Oil & Gas - 0.24%
California Resources Corp
6.87%, 11/14/2022
(q)
184 167
US LIBOR + 4.75%
Gavilan Resources LLC
8.23%, 03/01/2024
(q)
680 289
US LIBOR + 6.00%
Seadrill Operating LP
8.33%, 02/12/2021
(q)
4,718 2,779
US LIBOR + 6.00%
$ 3,235
Oil & Gas Services - 0.03%
McDermott Technology Americas Inc
7.11%, 04/04/2025
(q)
365 334
US LIBOR + 5.00%
Packaging & Containers - 0.12%
Pregis TopCo Corp
6.25%, 07/24/2026
(q)
465 462
US LIBOR + 4.00%
Schur Flexibles GmbH
6.00%, 12/18/2023
(q)
EUR 1,000 1,100
EURIBOR + 3.00%
$ 1,562
Pipelines - 0.72%
Southcross Energy Partners LP
10.36%, 08/04/2021
(q)
$ 6,399 4,607
US LIBOR + 4.25%
10.50%, 10/01/2019
(q)
2,376 2,269
US LIBOR + 10.00%
12.22%, 10/01/2019
(q)
1,393 1,406
US LIBOR + 10.00%
14.06%, 10/01/2019
(q)
1,282 1,295
US LIBOR + 10.00%
$ 9,577
Real Estate - 0.02%
Avison Young Canada Inc
7.24%, 01/31/2026
(q)
230 225
US LIBOR + 5.00%
Toys R Us Property Co I LLC
0.00%, 08/21/2019
(e),(h),(q)
33 30
US LIBOR + 5.00%
$ 255
REITs - 0.05%
Iron Mountain Inc
3.98%, 01/02/2026
(q)
611 603
US LIBOR + 1.75%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
159
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.31%
1011778 BC ULC
4.37%, 02/16/2024
(q)
$ 603 $ 602
US LIBOR + 2.25%
Del Frisco's Restaurant Group Inc
8.15%, 06/27/2025
(q)
509 508
US LIBOR + 6.00%
EG America LLC
6.33%, 02/07/2025
(q)
942 927
US LIBOR + 4.00%
SP PF Buyer LLC
6.83%, 12/19/2025
(q)
1,305 1,181
US LIBOR + 4.50%
Spencer Spirit IH LLC
8.18%, 06/12/2026
(q)
1,000 984
US LIBOR + 5.50%
$ 4,202
Software - 0.27%
Digicert Holdings
0.00%, 08/07/2026
(q),(r)
852 848
Dun & Bradstreet Corp/The
7.15%, 01/30/2026
(q)
839 841
US LIBOR + 5.00%
IQVIA Inc
4.01%, 06/11/2025
(q)
528 527
US LIBOR + 1.75%
Riverbed Technology Inc
5.37%, 04/24/2022
(q)
1,300 1,080
US LIBOR + 3.25%
S2P Acquisition Borrower Inc
6.20%, 08/07/2026
(q)
359 358
US LIBOR + 4.00%
$ 3,654
Telecommunications - 0.73%
Frontier Communications Corp
5.94%, 06/15/2024
(q)
2,155 2,128
US LIBOR + 3.75%
Intelsat Jackson Holdings SA
5.90%, 11/27/2023
(q)
3,616 3,612
US LIBOR + 3.75%
Maxar Technologies Ltd
4.87%, 10/05/2024
(q)
1,664 1,454
US LIBOR + 2.75%
MLN US Holdco LLC
6.61%, 11/30/2025
(q)
281 268
US LIBOR + 4.50%
Securus Technologies Holdings LLC
6.83%, 11/01/2024
(q)
1,012 900
US LIBOR + 4.50%
US TelePacific Corp
7.33%, 05/02/2023
(q)
1,452 1,413
US LIBOR + 5.00%
$ 9,775
Textiles - 0.09%
ASP Unifrax Holdings Inc
6.08%, 12/12/2025
(q)
657 632
US LIBOR + 3.75%
10.93%, 12/14/2026
(q)
637 605
US LIBOR + 8.50%
$ 1,237
TOTAL SENIOR FLOATING RATE INTERESTS $ 83,914
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 60.06%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 4.97%
2.50%, 11/01/2048
(s)
$ 8,816 $ 8,851
4.50%, 10/01/2041
(s)
54,750 57,680
$ 66,531
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 50.77%
1.25%, 08/31/2024
(t)
$ 15,876 $ 15,769
1.38%, 02/29/2020
(o)
4,339 4,328
1.38%, 04/30/2020
(o)
11,960 11,922
1.38%, 05/31/2020
(o)
15,995 15,939
1.50%, 05/31/2020
(o)
22,320 22,263
1.50%, 08/31/2021
(t)
39,162 39,154
1.63%, 11/30/2020
(o)
8,820 8,811
1.63%, 08/15/2029
(o)
9,678 9,785
1.75%, 07/15/2022
(o)
19,866 20,037
1.75%, 07/31/2024
(o)
55,387 56,307
1.88%, 06/30/2020
(o)
10,200 10,204
1.88%, 06/30/2026
(o)
32,493 33,374
1.88%, 07/31/2026
(o)
5,007 5,144
2.13%, 05/15/2022
(o)
63,093 64,202
2.13%, 02/29/2024
(o)
13,832 14,255
2.13%, 11/30/2024
(o)
50,992 52,791
2.25%, 03/31/2021
(o)
35,922 36,271
2.25%, 11/15/2027
(o)
37,664 39,893
2.38%, 05/15/2029 5,817 6,269
2.50%, 05/31/2020
(o)
12,007 12,063
2.50%, 02/28/2021
(o)
23,567 23,864
2.50%, 01/15/2022
(o)
18,950 19,396
2.63%, 12/15/2021
(o)
38,885 39,883
2.75%, 09/30/2020
(o)
83,307 84,179
2.75%, 08/31/2025
(o)
9,573 10,286
2.88%, 10/31/2020
(o)
14,782 14,973
2.88%, 11/15/2021
(o)
292 301
3.00%, 02/15/2047 773 944
3.38%, 11/15/2019
(o)
7,100 7,118
$ 679,725
U.S. Treasury Bill - 2.97%
1.71%, 08/13/2020
(u)
3,820 3,757
1.84%, 02/20/2020
(u)
3,820 3,787
1.90%, 06/18/2020
(u),(v)
6,470 6,379
1.96%, 05/21/2020
(u)
5,460 5,390
2.10%, 09/26/2019
(g),(u)
13,000 12,984
2.34%, 10/31/2019
(o),(u)
7,500 7,477
$ 39,774
U.S. Treasury Inflation-Indexed Obligations - 1.35%
0.50%, 04/15/2024
(o)
15,729 16,056
1.00%, 02/15/2049
(o)
1,765 2,090
$ 18,146
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 804,176
REPURCHASE AGREEMENTS - 27.50%
Maturity
Amount (000's) Value (000's)
Banks - 27.50%
Barclays Repurchase Agreement on securities sold
short; 1.50% dated 07/31/2019 (collateralized
by Comision Federal de Electricidad;
$6,946,623; 6.13%; dated 06/16/45)
(w)
$ 5,731 $ 5,724
Merrill Lynch Repurchase Agreement on
securities sold short; 1.55% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $30,846,489;
1.75%; dated 07/31/21)
30,830 30,827
Merrill Lynch Repurchase Agreement on
securities sold short; 1.70% dated 08/02/2019
(collateralized by Republic of South Africa
Government International Bond; $5,251,994;
4.85%; dated 09/27/27)
(w)
5,086 5,079
Merrill Lynch Repurchase Agreement on
securities sold short; 1.75% dated 08/02/2019
(collateralized by Argentine Republic
Government International Bond; $1,529,292;
7.50%; dated 04/22/26)
(w)
3,230 3,226

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
160
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 1.75% dated 08/02/2019
(collateralized by Republic of South Africa
Government International Bond; $4,796,212;
5.88%; dated 06/22/30)
(w)
$ 4,643 $ 4,636
Merrill Lynch Repurchase Agreement on
securities sold short; 1.75% dated 08/14/2019
(collateralized by Argentine Republic
Government International Bond; $1,979,883;
7.50%; dated 04/22/26)
(w)
2,556 2,554
Merrill Lynch Repurchase Agreement on
securities sold short; 1.75% dated 08/22/2019
(collateralized by Argentine Republic
Government International Bond; $1,071,645;
6.88%; dated 01/11/48)
(w)
1,331 1,331
Merrill Lynch Repurchase Agreement on
securities sold short; 2.00% dated 08/02/2019
(collateralized by Argentine Republic
Government International Bond; $2,496,886;
7.13%; dated 06/28/17)
(w)
4,867 4,859
Merrill Lynch Repurchase Agreement on
securities sold short; 2.00% dated 08/02/2019
(collateralized by Turkey Government
International Bond; $671,235; 11.88%; dated
01/15/30)
(w)
681 680
Merrill Lynch Repurchase Agreement on
securities sold short; 2.02% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $28,765,593;
1.75%; dated 06/30/24)
28,586 28,583
Merrill Lynch Repurchase Agreement on
securities sold short; 2.05% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Inflation Indexed Bonds;
$1,819,946; 0.25%; dated 07/15/29)
1,811 1,810
Merrill Lynch Repurchase Agreement on
securities sold short; 2.07% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $29,043,645;
2.38%; dated 05/15/29)
28,586 28,582
Merrill Lynch Repurchase Agreement on
securities sold short; 2.11% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $51,354,235;
1.63%; dated 06/30/21)
51,284 51,278
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $16,986,427;
1.75%; dated 06/15/22)
16,928 16,926
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $25,410,113;
2.00%; dated 07/31/22)
25,309 25,306
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $24,210,799;
2.88%; dated 11/30/25)
24,004 24,001
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $20,835,675;
2.38%; dated 05/15/27)
20,605 20,602
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $53,057,305;
1.88%; dated 08/31/24)
$ 53,211 $ 53,205
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $39,464,709;
2.00%; dated 12/31/21)
39,376 39,371
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Inflation Indexed Bonds;
$10,934,614; 0.88%; dated 01/15/29)
10,848 10,847
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $8,833,656;
1.50%; dated 08/15/22)
8,822 8,821
$ 368,248
TOTAL REPURCHASE AGREEMENTS $ 368,248
TOTAL PURCHASED OPTIONS - 0.47% $ 6,358
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.09% $ 1,191
Total Investments $ 2,451,340
Other Assets and Liabilities -  (83.08)% (1,112,38 4 )
TOTAL NET ASSETS - 100.00% $ 1,338,95 6
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,655 or 0.27% of net assets.
(c) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $217,606 or 16.25% of net assets.
(g) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $186,278 or
13.91 % of net assets.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $7,744 or 0.58%
of net assets.
(i) The value of these investments was determined using significant unobservable inputs.
(j) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
161
(n) Security is an Interest Only Strip.
(o) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $657,543 or 49.11% of net assets.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after August 31, 2019, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(t) Security purchased on a when-issued basis.
(u) Rate shown is the discount rate of the original purchase.
(v) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $838 or 0.06% of net assets.
(w) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 64.01%
Financial 37.61%
Mortgage Securities 12.56%
Money Market Funds 12.19%
Consumer, Non-cyclical 11.08%
Communications 9.29%
Consumer, Cyclical 7.58%
Industrial 6.63%
Asset Backed Securities 6.10%
Technology 5.45%
Energy 4.52%
Basic Materials 3.33%
Utilities 1.18%
Investment Companies 0.84%
Purchased Options 0.47%
Diversified 0.10%
Purchased Interest Rate Swaptions 0.09%
Revenue Bonds 0.05%
Investments Sold Short (49.52)%
Other Assets and Liabilities
(33.56)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 395,686 $ 2,257,751 $ 2,502,053 $ 151,384
$ 395,686 $ 2,257,751 $ 2,502,053 $ 151,384
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 6,7 59 $ — $ — $ —
$ 6,7 59 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb, Inc   0.00% 06/24/2015 $ 157 $ 221 0.02%
Bellatrix Exploration Ltd   12.50%, PIK 0.00%, 12/15/2023 06/03/2019 146 144 0.01%
Birst Inc 06/15/2017 23 1 0.00%
DraftKings Inc 12/04/2014 89 146 0.01%
Element Comm Aviation 06/15/2015 2,800 2,419 0.18%
Forward Venture Services LLC   0.00% 11/20/2014 170 312 0.02%
Jand Inc 04/23/2015 19 26 0.00%
Jand Inc   0.00% 04/23/2015 43 58 0.01%
Klarna Holding AB 08/07/2015 89 186 0.01%
Lithium Technology Corp   0.00% 04/16/2015 21 — 0.00%
Marklogic Corp   0.00% 04/27/2015 172 144 0.01%
Pintrest Inc Class B 03/16/2015 628 1,003 0.08%
Uber Technologies Inc   8%, 11/01/2026 10/18/2018 - 04/01/2019 822 852 0.06%
Uber Technologies Inc   7.5%, 11/01/2023 10/18/2018 - 02/26/2019 1,262 1,322 0.10%
Uber Technologies Inc - Pipe Shares 06/05/2014 222 466 0.04%
Veracode Inc   0.00% 04/18/2017 2 4 3 0.00%
WE Company Common Class A 12/08/2014 6 24 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 331 0.02%
WE Company Preferred D-2   0.00% 12/08/2014 64 260 0.02%
Total $ 7,918 0.59%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - iShares Russell 2000 ETF N/A 444 $ 44 $ 134.00 01/02/2020 $ 105 $ 112 $ 7
Call - S&P 500 Index N/A 98 $ 10 $ 2,700.00 06/22/2020 1,008 1,077 69
Put - iShares 20+ Year Treasury
Bond ETF
N/A 235 $ 24 $ 137.00 12/23/2019 51 258 207
Put - S&P 500 Index N/A 105 $ 11 $ 2,525.00 12/23/2019 718 282 (436)
Put - S&P 500 Index N/A 82 $ 8 $ 2,650.00 09/23/2019 784 38 (746)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
162
Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 81 $ 8 $ 2,625.00 03/23/2020 $ 752 $ 557 $ (195)
Put - SPDR S&P 500 ETF Trust N/A 177 $ 18 $ 270.00 01/02/2020 105 98 (7)
Call - AUD versus CAD Citigroup Inc 1 AUD 4,090 AUD 0.91 09/27/2019 11 6 (5)
Call - AUD versus USD Barclays Bank PLC 1 AUD 3,069 AUD 0.75 12/12/2019 57 1 (56)
Call - EUR versus CNH JPMorgan Chase 1 EUR 2,175 EUR 8.15 12/09/2019 39 17 (22)
Call - EUR versus USD Barclays Bank PLC 1 EUR 6,428 EUR 1.23 03/31/2020 61 8 (53)
Call - EUR versus USD Goldman Sachs & Co 1 EUR 4,090 EUR 1.15 12/17/2019 51 11 (40)
Call - EUR versus USD Citigroup Inc 1 EUR 4,865 EUR 1.18 10/04/2019 119 — (119)
Call - EUR versus USD Citigroup Inc 1 EUR 3,895 EUR 1.16 11/12/2019 53 4 (49)
Call - NZD versus USD Barclays Bank PLC 1 NZD 3,069 NZD 0.71 12/12/2019 54 — (54)
Call - USD versus CAD Goldman Sachs & Co 1 $ 4,185 $ 1.32 12/23/2019 43 69 26
Call - USD versus CAD Citigroup Inc 1 $ 3,625 $ 1.34 10/07/2019 22 16 (6)
Call - USD versus CNH Nomura Securities 1 $ 48,338 $ 6.98 12/05/2019 639 1,526 887
Call - USD versus CNH Morgan Stanley & Co 1 $ 7,250 $ 6.98 01/14/2020 79 244 165
Call - USD versus CNH Standard Chartered Hong
Kong
1 $ 9,440 $ 6.98 12/09/2019 125 300 175
Call - USD versus KRW Goldman Sachs & Co 1 $ 2,715 $ 1,145.00 09/04/2019 32 146 114
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 8,370 $ 31.75 12/09/2019 39 18 (21)
Call - USD versus THB JPMorgan Chase 1 $ 7,880 $ 31.75 12/09/2019 83 17 (66)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 4,295 $ 31.25 12/09/2019 38 18 (20)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 8,180 $ 31.75 12/09/2019 79 17 (62)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 52,500 $ 31.25 12/09/2019 465 215 (250)
Call - USD versus THB JPMorgan Chase 1 $ 8,589 $ 31.25 12/09/2019 71 35 (36)
Call - USD versus ZAR Deutsche Bank AG 1 $ 5,441 $ 14.55 12/02/2019 129 335 206
Put - EUR versus CAD Bank of America NA 1 EUR 4,185 EUR 1.45 09/30/2019 13 14 1
Put - EUR versus NOK Goldman Sachs & Co 1 EUR 3,625 EUR 9.90 11/19/2019 35 24 (11)
Put - EUR versus NOK Goldman Sachs & Co 1 EUR 3,625 EUR 9.85 10/07/2019 24 8 (16)
Put - USD versus BRL Merrill Lynch 1 $ 5,075 $ 3.96 12/30/2019 43 52 9
Put - USD versus BRL Merrill Lynch 1 $ 4,350 $ 3.92 11/15/2019 57 21 (36)
Put - USD versus CHF Citigroup Inc 1 $ 4,185 $ 0.97 10/14/2019 33 15 (18)
Put - USD versus CHF Barclays Bank PLC 1 $ 5,115 $ 0.95 12/23/2019 137 27 (110)
Put - USD versus CLP Morgan Stanley & Co 1 $ 3,625 $ 693.00 09/24/2019 11 2 (9)
Put - USD versus CLP JPMorgan Chase 1 $ 4,177 $ 690.00 09/13/2019 59 — (59)
Put - USD versus CLP Citigroup Inc 1 $ 3,514 $ 690.00 09/13/2019 32 — (32)
Put - USD versus JPY Citigroup Inc 1 $ 3,625 $ 105.00 09/09/2019 17 45 28
Put - USD versus JPY Barclays Bank PLC 1 $ 5,115 $ 107.30 12/12/2019 114 129 15
Put - USD versus JPY Citigroup Inc 1 $ 5,115 $ 107.00 12/18/2019 108 124 16
Put - USD versus JPY Citigroup Inc 1 $ 3,625 $ 104.50 11/11/2019 48 35 (13)
Put - USD versus JPY Citigroup Inc 1 $ 4,674 $ 106.00 11/12/2019 65 71 6
Put - USD versus JPY Citigroup Inc 1 $ 3,625 $ 105.00 11/04/2019 52 37 (15)
Put - USD versus JPY Citigroup Inc 1 $ 4,185 $ 106.50 10/07/2019 36 51 15
Call - 90 Day Eurodollar Future;
December 2019
N/A 59 $ 148 $ 97.25 12/17/2019 26 131 105
Call - Canadian Bank Acceptance
Future; September 2019
N/A 20 CAD 50 CAD 97.88 09/17/2019 1 7 6
Call - US 10 Year Note Future;
December 2019
N/A 35 $ 35 $ 133.50 11/25/2019 17 21 4
Call - US 2 Year Note Future;
December 2019
N/A 150 $ 300 $ 108.00 09/23/2019 59 56 (3)
Put - 90 Day Eurodollar Future;
December 2019
N/A 132 $ 330 $ 97.13 12/17/2019 9 1 (8)
Put - 90 Day Eurodollar Future;
December 2019
N/A 59 $ 148 $ 97.25 12/17/2019 25 — (25)
Put - 90 Day Eurodollar Future;
December 2019
N/A 40 $ 100 $ 97.63 12/17/2019 2 1 (1)
Put - 90 Day Eurodollar Future;
March 2020
N/A 23 $ 58 $ 97.38 03/17/2020 3 — (3)
Put - 90 Day Eurodollar Future;
September 2020
N/A 29 $ 73 $ 97.38 09/16/2019 1 — (1)
Put - 90 Day Eurodollar Future;
September 2020
N/A 857 $ 2,143 $ 97.88 09/16/2019 301 5 (296)
Put - 90 Day Eurodollar Future;
September 2021
N/A 29 $ 73 $ 97.38 09/16/2019 1 — (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
163
Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 90 Day Eurodollar Future;
September 2021
N/A 325 $ 813 $ 97.25 09/16/2019 $ 69 $ 2 $ (67)
Put - US 10 Year Note Future;
December 2019
N/A 54 $ 54 $ 130.00 10/28/2019 36 19 (17)
Put - US 2 Year Note Future;
December 2019
N/A 200 $ 400 $ 107.88 09/23/2019 44 34 (10)
Put - US Long Bond Future;
December 2019
N/A 36 $ 36 $ 156.00 09/23/2019 8 1 (7)
Total $ 7,298 $ 6,358 $ (940)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - AbbVie Inc N/A 5 $ 1 $ 70.00 11/18/2019 $ (1) $ (1) $ —
Call - AbbVie Inc N/A 5 $ 1 $ 75.00 10/21/2019 — — —
Call - Accenture PLC N/A 2 $ — $ 200.00 09/23/2019 (1) (1) —
Call - Aflac Inc N/A 8 $ 1 $ 55.00 11/18/2019 — — —
Call - Aflac Inc N/A 9 $ 1 $ 55.00 09/23/2019 — — —
Call - Altria Group Inc N/A 10 $ 1 $ 50.00 09/23/2019 — — —
Call - Altria Group Inc N/A 10 $ 1 $ 50.00 12/23/2019 (2) (1) 1
Call - AmerisourceBergen Corp N/A 3 $ — $ 95.00 11/18/2019 — — —
Call - AmerisourceBergen Corp N/A 3 $ — $ 92.50 09/23/2019 — — —
Call - AmerisourceBergen Corp N/A 3 $ — $ 92.50 11/18/2019 (1) — 1
Call - Amgen Inc N/A 5 $ 1 $ 210.00 09/23/2019 (1) (2) (1)
Call - Automatic Data Processing
Inc
N/A 3 $ — $ 180.00 11/18/2019 (1) (1) —
Call - Best Buy Co Inc N/A 1 $ — $ 80.00 09/23/2019 — — —
Call - Best Buy Co Inc N/A 1 $ — $ 70.00 09/23/2019 — — —
Call - Best Buy Co Inc N/A 1 $ — $ 70.00 10/21/2019 — — —
Call - Booz Allen Hamilton
Holding Corp
N/A 5 $ 1 $ 75.00 09/23/2019 (1) (1) —
Call - Booz Allen Hamilton
Holding Corp
N/A 5 $ 1 $ 70.00 09/23/2019 (1) (3) (2)
Call - Bristol-Myers Squibb Co N/A 7 $ 1 $ 49.00 09/23/2019 (1) (1) —
Call - Bristol-Myers Squibb Co N/A 7 $ 1 $ 50.00 12/23/2019 (1) (1) —
Call - Bristol-Myers Squibb Co N/A 7 $ 1 $ 49.00 12/23/2019 (2) (2) —
Call - Broadcom Inc N/A 1 $ — $ 310.00 09/23/2019 — — —
Call - Broadcom Inc N/A 1 $ — $ 300.00 10/21/2019 (1) (1) —
Call - Broadcom Inc N/A 1 $ — $ 300.00 09/23/2019 (1) — 1
Call - Broadridge Financial
Solutions Inc
N/A 1 $ — $ 145.00 09/23/2019 — — —
Call - Broadridge Financial
Solutions Inc
N/A 1 $ — $ 135.00 09/23/2019 — — —
Call - Broadridge Financial
Solutions Inc
N/A 1 $ — $ 135.00 12/23/2019 — — —
Call - CDW Corp/DE N/A 4 $ — $ 120.00 09/23/2019 — — —
Call - Cisco Systems Inc N/A 7 $ 1 $ 50.00 09/23/2019 — — —
Call - Cisco Systems Inc N/A 7 $ 1 $ 52.50 10/21/2019 — — —
Call - Citigroup Inc N/A 5 $ 1 $ 65.00 09/23/2019 (1) (1) —
Call - Citigroup Inc N/A 5 $ 1 $ 67.50 10/21/2019 (1) (1) —
Call - Comcast Corp N/A 11 $ 1 $ 45.00 10/21/2019 (1) (1) —
Call - Comcast Corp N/A 12 $ 1 $ 45.00 09/23/2019 (1) (1) —
Call - CoreCivic Inc N/A 56 $ 6 $ 19.00 09/23/2019 (1) — 1
Call - Cummins Inc N/A 3 $ — $ 155.00 09/23/2019 — — —
Call - Cummins Inc N/A 1 $ — $ 160.00 12/23/2019 (1) (1) —
Call - CVR Energy Inc N/A 23 $ 2 $ 45.00 09/23/2019 (2) (1) 1
Call - Darden Restaurants Inc N/A 4 $ — $ 130.00 10/21/2019 (2) (1) 1
Call - Darden Restaurants Inc N/A 4 $ — $ 135.00 10/21/2019 (1) — 1
Call - Delta Air Lines Inc N/A 1 $ — $ 62.50 10/21/2019 — — —
Call - Eaton Corp PLC N/A 4 $ — $ 80.00 09/23/2019 (1) (1) —
Call - Eaton Corp PLC N/A 4 $ — $ 87.50 10/21/2019 — — —
Call - Eaton Corp PLC N/A 4 $ — $ 90.00 10/21/2019 — — —
Call - Eli Lilly & Co N/A 1 $ — $ 115.00 09/23/2019 — — —
Call - Eli Lilly & Co N/A 1 $ — $ 120.00 10/21/2019 — — —
Call - Eli Lilly & Co N/A 1 $ — $ 120.00 11/18/2019 — — —
Call - Fidelity National Financial
Inc
N/A 7 $ 1 $ 44.00 09/23/2019 (1) (1) —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
164
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Fidelity National Financial
Inc
N/A 7 $ 1 $ 45.00 09/23/2019 $ — $ — $ —
Call - Fidelity National Financial
Inc
N/A 5 $ 1 $ 43.00 09/23/2019 (1) (1) —
Call - FirstEnergy Corp N/A 6 $ 1 $ 46.00 10/21/2019 (1) (1) —
Call - FirstEnergy Corp N/A 6 $ 1 $ 47.00 10/21/2019 (1) (1) —
Call - General Mills Inc N/A 7 $ 1 $ 57.50 10/21/2019 — — —
Call - General Mills Inc N/A 6 $ 1 $ 57.50 09/23/2019 — — —
Call - GEO Group Inc/The N/A 19 $ 2 $ 19.00 09/23/2019 — — —
Call - GEO Group Inc/The N/A 19 $ 2 $ 20.00 09/23/2019 — — —
Call - Gilead Sciences Inc N/A 5 $ 1 $ 67.50 10/21/2019 — — —
Call - Gilead Sciences Inc N/A 5 $ 1 $ 70.00 11/18/2019 — — —
Call - Gilead Sciences Inc N/A 5 $ 1 $ 67.50 09/23/2019 — — —
Call - H&R Block Inc N/A 36 $ 4 $ 30.00 10/21/2019 (3) — 3
Call - Hewlett Packard Enterprise
Co
N/A 53 $ 5 $ 14.00 09/23/2019 (1) (1) —
Call - Home Depot Inc/The N/A 1 $ — $ 225.00 09/23/2019 (1) (1) —
Call - Home Depot Inc/The N/A 1 $ — $ 215.00 09/23/2019 — (1) (1)
Call - Home Depot Inc/The N/A 1 $ — $ 230.00 11/18/2019 — (1) (1)
Call - Honeywell International Inc N/A 2 $ — $ 170.00 09/23/2019 — — —
Call - Honeywell International Inc N/A 2 $ — $ 175.00 12/23/2019 (1) (1) —
Call - HP Inc N/A 18 $ 2 $ 21.00 11/18/2019 (1) — 1
Call - HP Inc N/A 18 $ 2 $ 20.00 09/23/2019 (1) — 1
Call - Illinois Tool Works Inc N/A 2 $ — $ 165.00 09/23/2019 — — —
Call - Illinois Tool Works Inc N/A 2 $ — $ 170.00 09/23/2019 — — —
Call - Illinois Tool Works Inc N/A 2 $ — $ 160.00 09/23/2019 (1) — 1
Call - Intel Corp N/A 7 $ 1 $ 49.00 10/21/2019 (1) (1) —
Call - Intel Corp N/A 7 $ 1 $ 50.00 09/23/2019 — — —
Call - Intel Corp N/A 7 $ 1 $ 50.00 11/18/2019 (1) (1) —
Call - Intuit Inc N/A 1 $ — $ 290.00 09/23/2019 (1) (1) —
Call - Intuit Inc N/A 2 $ — $ 300.00 09/23/2019 — — —
Call - Iron Mountain Inc N/A 10 $ 1 $ 32.50 09/23/2019 — — —
Call - Iron Mountain Inc N/A 10 $ 1 $ 35.00 12/23/2019 — — —
Call - Johnson & Johnson N/A 2 $ — $ 140.00 09/23/2019 — — —
Call - Johnson & Johnson N/A 5 $ 1 $ 140.00 11/18/2019 (2) (1) 1
Call - JPMorgan Chase & Co N/A 4 $ — $ 115.00 10/21/2019 (1) (1) —
Call - Lamar Advertising Co N/A 6 $ 1 $ 87.50 10/21/2019 — — —
Call - Lamar Advertising Co N/A 6 $ 1 $ 80.00 09/23/2019 — — —
Call - Leidos Holdings Inc N/A 6 $ 1 $ 90.00 11/18/2019 (2) (2) —
Call - Leidos Holdings Inc N/A 6 $ 1 $ 85.00 11/18/2019 (1) (3) (2)
Call - LPL Financial Holdings Inc N/A 1 $ — $ 80.00 12/23/2019 — — —
Call - LPL Financial Holdings Inc N/A 1 $ — $ 95.00 10/21/2019 — — —
Call - LyondellBasell Industries NV N/A 4 $ — $ 80.00 12/23/2019 (1) (1) —
Call - Mastercard Inc N/A 1 $ — $ 295.00 10/21/2019 — — —
Call - Mastercard Inc N/A 1 $ — $ 300.00 11/18/2019 (1) (1) —
Call - Mastercard Inc N/A 1 $ — $ 290.00 09/23/2019 — — —
Call - McKesson Corp N/A 2 $ — $ 155.00 11/18/2019 (2) (1) 1
Call - McKesson Corp N/A 2 $ — $ 150.00 11/18/2019 (1) (1) —
Call - Medtronic PLC N/A 3 $ — $ 110.00 11/18/2019 (1) (1) —
Call - Merck & Co Inc N/A 8 $ 1 $ 90.00 10/21/2019 (1) (1) —
Call - Merck & Co Inc N/A 4 $ — $ 87.50 09/23/2019 — — —
Call - MetLife Inc N/A 11 $ 1 $ 47.50 09/23/2019 — — —
Call - MetLife Inc N/A 11 $ 1 $ 50.00 12/23/2019 (1) (1) —
Call - Microsoft Corp N/A 2 $ — $ 145.00 10/21/2019 — — —
Call - Microsoft Corp N/A 2 $ — $ 145.00 09/23/2019 — — —
Call - Microsoft Corp N/A 2 $ — $ 150.00 09/23/2019 — — —
Call - Morgan Stanley N/A 1 $ — $ 43.00 10/21/2019 — — —
Call - Morgan Stanley N/A 1 $ — $ 42.00 09/23/2019 — — —
Call - Nexstar Media Group Inc N/A 7 $ 1 $ 100.00 09/23/2019 (2) (2) —
Call - Omnicom Group Inc N/A 4 $ — $ 80.00 10/21/2019 — — —
Call - Omnicom Group Inc N/A 4 $ — $ 87.50 10/21/2019 — — —
Call - Omnicom Group Inc N/A 4 $ — $ 85.00 10/21/2019 — — —
Call - Oracle Corp N/A 19 $ 2 $ 57.50 09/23/2019 (1) — 1
Call - PACCAR Inc N/A 15 $ 2 $ 70.00 11/18/2019 (2) (2) —
Call - Paychex Inc N/A 4 $ — $ 87.50 12/23/2019 (1) (1) —
Call - Paychex Inc N/A 4 $ — $ 85.00 09/23/2019 — — —
Call - Paychex Inc N/A 4 $ — $ 90.00 09/23/2019 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
165
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Philip Morris International
Inc
N/A 6 $ 1 $ 92.50 12/23/2019 $ (1) $ — $ 1
Call - Philip Morris International
Inc
N/A 6 $ 1 $ 90.00 09/23/2019 — — —
Call - Plains GP Holdings LP N/A 23 $ 2 $ 24.00 09/23/2019 — — —
Call - PPL Corp N/A 17 $ 2 $ 31.00 10/21/2019 — — —
Call - Prudential Financial Inc N/A 6 $ 1 $ 110.00 09/23/2019 — — —
Call - PulteGroup Inc N/A 21 $ 2 $ 35.00 10/21/2019 (2) (1) 1
Call - S&P 500 Index N/A 98 $ 10 $ 2,475.00 06/22/2020 (593) (636) (43)
Call - Sinclair Broadcast Group Inc N/A 9 $ 1 $ 60.00 09/23/2019 (2) — 2
Call - Sinclair Broadcast Group Inc N/A 11 $ 1 $ 48.00 09/23/2019 (1) (1) —
Call - Southern Co/The N/A 1 $ — $ 60.00 11/18/2019 — — —
Call - Southern Co/The N/A 5 $ 1 $ 60.00 09/23/2019 — — —
Call - Southwest Airlines Co N/A 10 $ 1 $ 55.00 09/23/2019 (1) — 1
Call - Starbucks Corp N/A 3 $ — $ 95.00 09/23/2019 (1) (1) —
Call - Starbucks Corp N/A 3 $ — $ 100.00 09/23/2019 — — —
Call - Starbucks Corp N/A 3 $ — $ 105.00 11/18/2019 — — —
Call - Target Corp N/A 4 $ — $ 90.00 09/23/2019 (1) (7) (6)
Call - Target Corp N/A 4 $ — $ 95.00 10/21/2019 — (5) (5)
Call - Target Corp N/A 4 $ — $ 95.00 09/23/2019 — (5) (5)
Call - Texas Instruments Inc N/A 1 $ — $ 130.00 11/18/2019 — — —
Call - Thermo Fisher Scientific Inc N/A 1 $ — $ 290.00 09/23/2019 (1) (1) —
Call - United Parcel Service Inc N/A 1 $ — $ 115.00 09/23/2019 (1) (1) —
Call - UnitedHealth Group Inc N/A 1 $ — $ 280.00 10/21/2019 — — —
Call - UnitedHealth Group Inc N/A 1 $ — $ 260.00 09/23/2019 (1) — 1
Call - UnitedHealth Group Inc N/A 1 $ — $ 260.00 10/21/2019 — — —
Call - Verizon Communications Inc N/A 3 $ — $ 60.00 09/23/2019 — — —
Call - Verizon Communications Inc N/A 11 $ 1 $ 60.00 10/21/2019 (1) (1) —
Call - Visa Inc N/A 2 $ — $ 190.00 10/21/2019 — — —
Call - Visa Inc N/A 1 $ — $ 185.00 09/23/2019 — — —
Call - Walgreens Boots Alliance Inc N/A 6 $ 1 $ 57.50 10/21/2019 — — —
Call - Walgreens Boots Alliance Inc N/A 6 $ 1 $ 60.00 10/21/2019 — — —
Call - Walgreens Boots Alliance Inc N/A 6 $ 1 $ 55.00 09/23/2019 — — —
Call - Waste Management Inc N/A 4 $ — $ 125.00 10/21/2019 — — —
Put - Intelsat SA N/A 88 $ 9 $ 29.00 09/23/2019 (12) — 12
Put - Intelsat SA N/A 59 $ 6 $ 28.00 09/23/2019 (7) — 7
Put - S&P 500 Index N/A 105 $ 11 $ 2,325.00 12/23/2019 (410) (125) 285
Put - S&P 500 Index N/A 81 $ 8 $ 2,350.00 03/23/2020 (376) (250) 126
Call - AUD versus CAD Goldman Sachs & Co 1 AUD 2,046 AUD 0.98 12/12/2019 (31) — 31
Call - EUR versus CAD Bank of America NA 1 EUR 4,185 EUR 1.50 09/30/2019 (14) (6) 8
Call - EUR versus JPY Barclays Bank PLC 1 EUR 3,581 EUR 131.50 12/12/2019 (107) — 107
Call - EUR versus JPY UBS AG 1 EUR 3,581 EUR 131.50 12/18/2019 (107) — 107
Call - EUR versus JPY Citigroup Inc 1 EUR 3,895 EUR 126.00 11/12/2019 (57) (1) 56
Call - NZD versus CAD Goldman Sachs & Co 1 NZD 1,535 NZD 0.94 12/13/2019 (20) — 20
Call - USD versus CAD Bank of America NA 1 $ 4,350 $ 1.35 12/23/2019 (29) (30) (1)
Call - USD versus CNH Nomura Securities 1 $ 48,338 $ 7.20 12/05/2019 (284) (597) (313)
Call - USD versus CNH Morgan Stanley & Co 1 $ 7,250 $ 7.20 01/14/2020 (27) (109) (82)
Call - USD versus CNH Standard Chartered Hong
Kong
1 $ 9,440 $ 7.20 12/09/2019 (54) (118) (64)
Call - USD versus KRW Citigroup Inc 1 $ 3,272 $ 1,190.00 09/04/2019 (11) (54) (43)
Call - USD versus ZAR Deutsche Bank AG 1 $ 5,441 $ 15.10 12/02/2019 (79) (212) (133)
Put - AUD versus CAD Goldman Sachs & Co 1 AUD 6,135 AUD 0.91 09/27/2019 (32) (70) (38)
Put - AUD versus CAD Goldman Sachs & Co 1 AUD 2,046 AUD 0.94 12/12/2019 (29) (72) (43)
Put - EUR versus JPY UBS AG 1 EUR 3,581 EUR 124.00 12/18/2019 (87) (251) (164)
Put - EUR versus JPY Barclays Bank PLC 1 EUR 3,581 EUR 124.30 12/12/2019 (95) (260) (165)
Put - EUR versus JPY Citigroup Inc 1 EUR 3,895 EUR 121.00 11/12/2019 (62) (168) (106)
Put - EUR versus NOK Goldman Sachs & Co 1 EUR 4,350 EUR 9.65 11/19/2019 (10) (6) 4
Put - NZD versus CAD Goldman Sachs & Co 1 NZD 1,535 NZD 0.89 12/13/2019 (22) (60) (38)
Put - NZD versus JPY Goldman Sachs & Co 1 NZD 2,919 NZD 68.00 12/19/2019 (65) (65) —
Put - USD versus KRW Citigroup Inc 1 $ 2,145 $ 1,120.00 09/04/2019 (18) — 18
Put - USD versus ZAR JPMorgan Chase 1 $ 2,900 $ 14.75 12/30/2019 (39) (47) (8)
Call - 90 Day Eurodollar Future;
December 2019
N/A 40 $ 100 $ 98.25 12/17/2019 (3) (12) (9)
Call - 90 Day Eurodollar Future;
December 2023
N/A 49 $ 123 $ 97.25 12/16/2019 (27) (178) (151)
Call - 90 Day Eurodollar Future;
September 2020
N/A 23 $ 58 $ 98.38 09/16/2019 (11) (20) (9)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
166
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
September 2021
N/A 12 $ 30 $ 98.00 09/16/2019 $ (3) $ (26) $ (23)
Call - US 10 Year Note Future;
December 2019
N/A 35 $ 35 $ 134.50 11/25/2019 (12) (14) (2)
Call - US 10 Year Note Future;
December 2019
N/A 75 $ 75 $ 131.00 09/23/2019 (59) (80) (21)
Call - US 2 Year Note Future;
December 2019
N/A 100 $ 200 $ 108.25 09/23/2019 (31) (19) 12
Call - US Long Bond Future;
December 2019
N/A 14 $ 14 $ 175.00 11/25/2019 (7) (9) (2)
Call - US Long Bond Future;
December 2019
N/A 4 $ 4 $ 164.00 10/28/2019 (8) (13) (5)
Put - 90 Day Eurodollar Future;
December 2020
N/A 1,714 $ 4,285 $ 97.50 12/16/2019 (212) (11) 201
Put - 90 Day Eurodollar Future;
December 2023
N/A 49 $ 123 $ 97.25 12/16/2019 (32) — 32
Put - 90 Day Eurodollar Future;
September 2021
N/A 325 $ 813 $ 97.00 09/16/2019 (24) (2) 22
Put - US Long Bond Future;
December 2019
N/A 108 $ 108 $ 147.00 09/23/2019 (3) — 3
Put - US Long Bond Future;
December 2019
N/A 36 $ 36 $ 153.00 09/23/2019 (3) — 3
Total $ (3,188) $ (3,598) $ (410)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 85,700,000 1.75% 03/16/2020 $ 182 $ 955 $ 773
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 72,500,000 0.95% 08/06/2020 192 122 (70)
Call - 3 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive ZAR 105,000 7.20% 11/08/2019 52 114 62
Total $ 426 $ 1,191 $ 765
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 12,855,000 1.70% 03/16/2020 $ (114) $ (616) $ (502)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive 14,500,000 0.80% 08/06/2020 (106) (62) 44
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 12,855,000 2.00% 03/16/2020 (70) (3) 67
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive 14,500,000 1.40% 08/06/2020 (6 9 ) (74) (5)
Total $ (35 9 ) $ (755) $ (39 6 )
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
30 Day Federal Funds; April 2020 Short 22 $ 9,046 $ (15)
30 Day Federal Funds; August 2019 Long 2 816 —
30 Day Federal Funds; August 2020 Short 11 4,532 (4)
30 Day Federal Funds; December 2019 Short 31 12,709 (13)
30 Day Federal Funds; February 2020 Short 11 4,519 (1)
30 Day Federal Funds; January 2020 Short 11 4,513 (1)
30 Day Federal Funds; July 2020 Short 11 4,529 (4)
30 Day Federal Funds; June 2020 Short 11 4,528 (4)
30 Day Federal Funds; March 2020 Short 11 4,520 (2)
30 Day Federal Funds; May 2020 Short 11 4,526 (3)
30 Day Federal Funds; November 2019 Short 11 4,505 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
167
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
30 Day Federal Funds; October 2019 Short 11 $ 4,499 $ (1)
30 Day Federal Funds; September 2019 Short 15 6,124 —
30 Day Federal Funds; September 2020 Short 11 4,533 (5)
90 Day Eurodollar; December 2019 Long 25 6,134 14
90 Day Eurodollar; December 2020 Long 612 151,072 421
90 Day Eurodollar; December 2021 Short 25 6,177 (33)
90 Day Eurodollar; June 2021 Short 21 5,190 (9)
90 Day Eurodollar; March 2021 Short 25 6,177 (99)
90 Day Eurodollar; September 2020 Short 5 1,234 (1)
90 Day Short Sterling; December 2020 Long 459 69,433 147
90 Day Short Sterling; September 2020 Long 22 3,328 —
Australia 10 Year Bond; September 2019 Long 8 802 5
Australia 10 Year Bond; September 2019 Short 62 6,212 (12)
Brent Crude; November 2019
(a)
Long 11 652 (6)
CAC40 Index; September 2019 Long 69 4,154 177
Canada 10 Year Bond; December 2019 Long 229 24,954 93
Canadian Bank Acceptance; December 2020 Long 72 13,319 20
Canadian Bank Acceptance; June 2021 Long 70 12,952 25
Canadian Bank Acceptance; March 2021 Long 13 2,405 4
Canadian Bank Acceptance; September 2019 Short 20 3,683 2
Canadian Bank Acceptance; September 2020 Long 31 5,732 7
Cocoa; December 2019
(a)
Short 17 354 (2)
Coffee 'C'; December 2019
(a)
Short 32 1,162 42
Corn; December 2019
(a)
Short 149 2,755 20
Cotton No.2; December 2019
(a)
Short 28 824 67
DAX Index; September 2019 Long 25 8,183 133
DJ Euro Stoxx 50; September 2019 Short 379 14,241 (107)
DJ Euro Stoxx 50; September 2019 Long 372 13,978 110
Dollar Index; September 2019 Long 45 4,449 43
E-Mini DJIA Index; September 2019 Long 49 6,469 122
eMini MSCI Emerging Markets; September 2019 Short 87 4,280 140
EUR/USD Future; December 2019 Short 34 4,702 50
Euribor; December 2020 Short 305 84,397 (133)
Euribor; September 2020 Long 55 15,216 11
Euro Bund 10 Year Bund; December 2019 Short 44 8,525 (10)
Euro Bund 10 Year Bund; September 2019 Short 22 4,330 (145)
Euro Bund 10 Year Bund; September 2019 Short 35 6,889 (42)
Euro Buxl 30 Year Bond; September 2019 Short 11 2,712 (277)
Euro Schatz; September 2019 Long 225 27,842 62
Euro-Bobl 5 Year; September 2019 Long 49 7,336 2
FTSE China A50 Index; September 2019 Short 78 1,057 (5)
FTSE100 Index; September 2019 Short 76 6,640 128
FTSE100 Index; September 2019 Long 158 13,805 (220)
Gasoline RBOB; October 2019
(a)
Long 19 1,221 14
GBP/USD Future; December 2019 Short 11 839 9
Gold 100 oz; December 2019
(a)
Long 75 11,471 635
Hang Seng Index; September 2019 Short 2 327 (1)
Hang Seng Index; September 2019 Short 8 1,307 (10)
HSCEI China Index; September 2019 Short 2 129 —
Japan 10 Year Bond TSE; September 2019 Long 2 2,922 31
Japan 10 Year Bond TSE; September 2019 Long 13 18,992 169
Japan Topix Index; September 2019 Short 106 15,067 449
Japan Topix Index; September 2019 Short 90 12,792 462
Japan Topix Index; September 2019 Short 40 5,686 65
KC HRW Wheat; December 2019
(a)
Short 59 1,172 106
LME Copper; December 2019
(a)
Short 59 8,376 12
LME Copper; September 2019
(a)
Short — — 412
LME PRI Alum; December 2019
(a)
Short 107 4,695 54
LME PRI Alum; September 2019
(a)
Short — — 124
LME Zinc; December 2019
(a)
Short 61 3,361 40
LME Zinc; September 2019
(a)
Short — — 366
Low Sulphur Gasoline; October 2019
(a)
Long 10 562 (1)
Mini Japan 10 Year Bond; September 2019 Long 15 2,192 11
Nasdaq 100 E-Mini; September 2019 Long 64 9,844 20
Natural Gas; October 2019
(a)
Short 88 2,011 (32)
Nikkei 225 OSE; September 2019 Short 38 7,401 213
Nikkei 225 OSE; September 2019 Short 4 779 16
NY Harb ULSD; October 2019
(a)
Long 12 926 7
Russell 2000 Emini; September 2019 Long 27 2,017 (8)
Russell 2000 Emini; September 2019 Short 214 15,988 331

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
168
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2019 Long 86 $ 12,577 $ (225)
S&P 500 Emini; September 2019 Short 37 5,411 (92)
S&P 500 Emini; September 2019 Short 97 14,185 (193)
S&P Mid 400 Emini; September 2019 Short 27 5,080 106
Short Term Euro-BTP; September 2019 Long 171 21,227 259
Silver; December 2019
(a)
Long 61 5,594 226
Soybean Meal; December 2019
(a)
Short 37 1,093 38
Soybean Oil; December 2019
(a)
Short 32 553 (4)
Soybean; November 2019
(a)
Short 76 3,302 80
Sugar #11; October 2019
(a)
Short 76 948 82
UK 10 Year Gilt; December 2019 Long 153 24,999 83
US 10 Year Note; December 2019 Short 64 8,430 10
US 10 Year Note; December 2019 Long 139 18,309 35
US 10 Year Note; December 2019 Short 156 20,548 55
US 10 Year Ultra Note; December 2019 Short 37 5,344 1
US 2 Year Note; December 2019 Long 358 77,370 37
US 2 Year Note; December 2019 Long 141 30,473 (10)
US 5 Year Note; December 2019 Long 426 51,110 74
US 5 Year Note; December 2019 Short 55 6,599 (1)
US Long Bond; December 2019 Short 91 15,038 (886)
US Long Bond; December 2019 Long 26 4,296 (16)
US Long Bond; December 2019 Long 69 11,402 55
US Long Bond; September 2019 Long 89 14,780 844
US Ultra Bond; December 2019 Short 13 2,567 3
Wheat; December 2019
(a)
Short 64 1,480 105
WTI Crude; October 2019
(a)
Short 44 2,424 12
Total $ 4,863
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/20/2019 $ 33,043 AUD 47,468 $ 1,064 $ —
Bank of America NA 09/20/2019 $ 396 AUD 590 — (1)
Bank of America NA 09/20/2019 AUD 20,544 $ 14,249 — (409)
Bank of America NA 09/20/2019 $ 48,673 GBP 38,224 2,135 —
Bank of America NA 09/20/2019 GBP 4,998 $ 6,061 24 —
Bank of America NA 09/20/2019 GBP 11,766 $ 14,677 — (352)
Bank of America NA 09/20/2019 CAD 92,131 $ 70,213 — (991)
Bank of America NA 09/20/2019 $ 43,038 CAD 56,982 225 —
Bank of America NA 09/20/2019 $ 15,248 CAD 20,344 — (37)
Bank of America NA 09/20/2019 $ 131,711 EUR 115,793 4,297 —
Bank of America NA 09/20/2019 EUR 82,237 $ 92,895 — (2,405)
Bank of America NA 09/20/2019 JPY 11,156,998 $ 103,978 1,178 —
Bank of America NA 09/20/2019 JPY 1,270,155 $ 12,050 — (79)
Bank of America NA 09/20/2019 $ 5,160 JPY 545,781 16 —
Bank of America NA 09/20/2019 $ 91,319 JPY 9,826,708 — (1,299)
Bank of America NA 09/20/2019 MXN 1,637 $ 81 — —
Bank of America NA 09/20/2019 $ 4,353 MXN 85,281 109 —
Bank of America NA 09/20/2019 $ 798 MXN 16,081 — (2)
Bank of America NA 09/20/2019 MXN 176,171 $ 9,092 — (325)
Bank of America NA 09/20/2019 NZD 12,551 $ 8,248 — (337)
Bank of America NA 09/20/2019 $ 15,728 NZD 23,765 749 —
Bank of America NA 09/20/2019 $ 154 NZD 245 — —
Bank of America NA 09/20/2019 $ 2,060 CHF 2,037 — (2)
Bank of America NA 09/20/2019 CHF 18,308 $ 18,761 — (233)
Bank of America NA 09/20/2019 $ 34,596 CHF 34,011 176 —
Bank of America NA 09/20/2019 CHF 3,437 $ 3,472 6 —
Bank of New York Mellon 09/03/2019 $ 248 EUR 225 1 —
Bank of New York Mellon 09/03/2019 $ 190 HKD 1,490 — —
Bank of New York Mellon 09/03/2019 $ 1,176 JPY 125,000 — (1)
Bank of New York Mellon 09/11/2019 ZAR 174,342 $ 11,942 — (458)
Bank of New York Mellon 09/11/2019 $ 12,028 ZAR 178,125 294 —
Bank of New York Mellon 09/18/2019 GBP 160 $ 195 — —
Bank of New York Mellon 09/18/2019 $ 717 GBP 570 23 —
Bank of New York Mellon 09/18/2019 GBP 2,172 $ 2,739 — (94)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
169
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 09/18/2019 DKK 3,850 $ 586 $ — $ (18)
Bank of New York Mellon 09/18/2019 $ 1,846 DKK 12,300 31 —
Bank of New York Mellon 09/18/2019 EUR 4,540 $ 5,123 — (128)
Bank of New York Mellon 09/18/2019 $ 16,394 EUR 14,445 502 —
Bank of New York Mellon 09/18/2019 JPY 987,000 $ 9,239 62 —
Bank of New York Mellon 09/18/2019 $ 27,745 JPY 2,987,200 — (405)
Bank of New York Mellon 09/18/2019 JPY 14,900 $ 141 — (1)
Bank of New York Mellon 09/18/2019 $ 3,877 NOK 33,600 187 —
Bank of New York Mellon 09/18/2019 SEK 4,000 $ 424 — (16)
Bank of New York Mellon 09/18/2019 $ 1,367 SEK 12,800 61 —
Bank of New York Mellon 09/18/2019 CHF 900 $ 916 — (5)
Bank of New York Mellon 09/18/2019 $ 2,371 CHF 2,325 18 —
Bank of New York Mellon 09/20/2019 $ 26,779 EUR 23,510 909 —
Bank of New York Mellon 09/20/2019 EUR 15,035 $ 16,881 — (338)
Bank of New York Mellon 09/20/2019 CHF 4,608 $ 4,661 3 —
Bank of New York Mellon 09/20/2019 $ 5,307 CHF 5,202 42 —
Bank of New York Mellon 09/20/2019 CHF 594 $ 603 — (2)
Bank of New York Mellon 10/04/2019 EUR 2,991 $ 3,365 — (70)
Bank of New York Mellon 10/04/2019 $ 3,408 EUR 2,991 113 —
Bank of New York Mellon 10/17/2019 $ 3,885 GBP 3,100 107 —
Bank of New York Mellon 10/18/2019 $ 6,559 EUR 5,821 140 —
Bank of New York Mellon 11/15/2019 $ 153 ZAR 2,376 — (2)
Bank of New York Mellon 03/13/2020 $ 7,543 EUR 6,475 325 —
Bank of New York Mellon 03/13/2020 EUR 6,475 $ 7,354 — (136)
Bank of New York Mellon 06/12/2020 $ 1,300 EUR 1,119 46 —
Barclays Bank PLC 09/03/2019 $ 1,088 MXN 21,876 — (4)
Barclays Bank PLC 09/03/2019 MXN 21,876 $ 1,089 3 —
Barclays Bank PLC 09/04/2019 $ 13,570 CLP 9,418,357 518 —
Barclays Bank PLC 09/04/2019 CLP 9,418,357 $ 13,357 — (305)
Barclays Bank PLC 09/05/2019 CNH 20,457 $ 2,943 — (86)
Barclays Bank PLC 09/05/2019 $ 2,900 CNH 20,457 43 —
Barclays Bank PLC 09/05/2019 $ 536 KRW 650,008 — (1)
Barclays Bank PLC 09/05/2019 KRW 882,840 $ 725 4 —
Barclays Bank PLC 09/05/2019 $ 4,035 KRW 4,769,104 97 —
Barclays Bank PLC 09/05/2019 KRW 3,639,388 $ 3,212 — (207)
Barclays Bank PLC 09/06/2019 GBP 2,833 $ 3,452 — (4)
Barclays Bank PLC 09/06/2019 CAD 2,362 $ 1,776 — (2)
Barclays Bank PLC 09/06/2019 $ 5,831 EUR 5,256 53 —
Barclays Bank PLC 09/06/2019 $ 2,524 INR 175,000 75 —
Barclays Bank PLC 09/06/2019 $ 2,900 JPY 307,896 1 —
Barclays Bank PLC 09/06/2019 JPY 446,602 $ 4,198 7 —
Barclays Bank PLC 09/06/2019 MXN 146,487 $ 7,588 — (281)
Barclays Bank PLC 09/06/2019 $ 7,588 MXN 150,419 85 —
Barclays Bank PLC 09/06/2019 NOK 39,813 $ 4,386 — (16)
Barclays Bank PLC 09/06/2019 $ 1,087 NOK 9,889 2 —
Barclays Bank PLC 09/06/2019 $ 2,900 CHF 2,853 17 —
Barclays Bank PLC 09/06/2019 CHF 3,223 $ 3,262 — (5)
Barclays Bank PLC 09/09/2019 $ 1,812 CNH 12,791 26 —
Barclays Bank PLC 09/09/2019 CNH 12,860 $ 1,813 — (17)
Barclays Bank PLC 09/11/2019 CNH 27,468 $ 3,985 — (149)
Barclays Bank PLC 09/11/2019 $ 3,985 CNH 27,698 117 —
Barclays Bank PLC 09/13/2019 $ 6,232 EUR 5,548 130 —
Barclays Bank PLC 09/13/2019 JPY 658,866 $ 6,231 — (25)
Barclays Bank PLC 09/17/2019 JPY 198,509 $ 1,874 — (3)
Barclays Bank PLC 09/17/2019 JPY 46,458 $ 438 — —
Barclays Bank PLC 09/17/2019 $ 3,803 JPY 401,089 24 —
Barclays Bank PLC 09/17/2019 $ 438 NZD 685 6 —
Barclays Bank PLC 09/17/2019 SEK 36,200 $ 3,803 — (111)
Barclays Bank PLC 09/17/2019 $ 1,873 SEK 18,100 27 —
Barclays Bank PLC 09/19/2019 $ 925 CNH 6,416 29 —
Barclays Bank PLC 09/19/2019 CNH 6,411 $ 933 — (38)
Barclays Bank PLC 09/19/2019 EUR 818 $ 924 — (24)
Barclays Bank PLC 09/19/2019 $ 933 EUR 818 33 —
Barclays Bank PLC 09/19/2019 $ 1,088 KRW 1,317,506 — (1)
Barclays Bank PLC 09/19/2019 $ 1,087 KRW 1,313,149 2 —
Barclays Bank PLC 09/19/2019 KRW 1,756,719 $ 1,450 2 —
Barclays Bank PLC 09/20/2019 CAD 1,175 $ 884 — (1)
Barclays Bank PLC 09/20/2019 $ 321 CAD 426 1 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
170
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 09/20/2019 $ 1,450 CNH 10,401 $ — $ (2)
Barclays Bank PLC 09/20/2019 CNH 54,123 $ 7,656 — (101)
Barclays Bank PLC 09/20/2019 $ 1,450 CNH 10,366 3 —
Barclays Bank PLC 09/20/2019 NZD 1,005 $ 637 — (4)
Barclays Bank PLC 09/23/2019 $ 326 AUD 483 1 —
Barclays Bank PLC 09/23/2019 AUD 611 $ 414 — (2)
Barclays Bank PLC 09/23/2019 GBP 520 $ 638 — (5)
Barclays Bank PLC 09/23/2019 $ 1,417 EUR 1,276 13 —
Barclays Bank PLC 09/23/2019 NZD 1,233 $ 786 — (9)
Barclays Bank PLC 09/23/2019 NOK 6,603 $ 736 — (11)
Barclays Bank PLC 09/23/2019 $ 11 NOK 99 — —
Barclays Bank PLC 09/23/2019 $ 55 SEK 531 1 —
Barclays Bank PLC 09/23/2019 SEK 4,364 $ 452 — (7)
Barclays Bank PLC 09/24/2019 $ 2,065 JPY 219,407 — (4)
Barclays Bank PLC 09/25/2019 $ 857 ZAR 13,013 1 —
Barclays Bank PLC 09/25/2019 ZAR 13,072 $ 857 3 —
Barclays Bank PLC 09/26/2019 $ 3,189 IDR 45,640,473 — (18)
Barclays Bank PLC 09/26/2019 IDR 23,508,819 $ 1,674 — (22)
Barclays Bank PLC 09/26/2019 IDR 98,091,975 $ 6,860 32 —
Barclays Bank PLC 09/26/2019 $ 5,346 IDR 75,338,792 52 —
Barclays Bank PLC 09/26/2019 $ 1,559 ZAR 23,870 — (11)
Barclays Bank PLC 09/26/2019 ZAR 30,723 $ 2,066 — (46)
Barclays Bank PLC 09/26/2019 $ 5,184 ZAR 76,448 157 —
Barclays Bank PLC 09/26/2019 ZAR 38,441 $ 2,501 27 —
Barclays Bank PLC 09/27/2019 CNH 12,912 $ 1,812 — (10)
Barclays Bank PLC 09/27/2019 $ 1,593 HUF 450,975 94 —
Barclays Bank PLC 09/30/2019 $ 4,606 BRL 18,214 214 —
Barclays Bank PLC 09/30/2019 $ 1,088 BRL 4,537 — (6)
Barclays Bank PLC 09/30/2019 BRL 46,529 $ 12,184 — (966)
Barclays Bank PLC 09/30/2019 ZAR 51,928 $ 3,622 — (209)
Barclays Bank PLC 09/30/2019 $ 3,622 ZAR 52,368 180 —
Barclays Bank PLC 09/30/2019 $ 2,537 KRW 3,075,486 — (6)
Barclays Bank PLC 09/30/2019 $ 362 KRW 438,281 — —
Barclays Bank PLC 10/10/2019 $ 10,332 THB 317,869 — (77)
Barclays Bank PLC 10/10/2019 THB 189,237 $ 6,137 60 —
Barclays Bank PLC 10/11/2019 BRL 11,778 $ 3,097 — (259)
Barclays Bank PLC 10/11/2019 $ 3,097 BRL 11,775 260 —
Barclays Bank PLC 10/11/2019 $ 5,682 EUR 5,066 99 —
Barclays Bank PLC 10/11/2019 EUR 6,806 $ 7,655 — (155)
Barclays Bank PLC 10/11/2019 $ 2,343 JPY 246,558 15 —
Barclays Bank PLC 10/11/2019 JPY 498,798 $ 4,645 64 —
Barclays Bank PLC 10/11/2019 JPY 76,644 $ 725 — (1)
Barclays Bank PLC 10/11/2019 $ 3,027 JPY 323,908 — (31)
Barclays Bank PLC 10/15/2019 $ 2,786 EUR 2,483 49 —
Barclays Bank PLC 10/15/2019 EUR 2,483 $ 2,817 — (80)
Barclays Bank PLC 10/16/2019 $ 412 JPY 43,709 — (1)
Barclays Bank PLC 10/16/2019 JPY 544,883 $ 5,086 60 —
Barclays Bank PLC 10/16/2019 $ 3,028 JPY 319,499 11 —
Barclays Bank PLC 10/16/2019 JPY 153,231 $ 1,450 — (3)
Barclays Bank PLC 10/17/2019 $ 2,093 CNH 14,403 84 —
Barclays Bank PLC 10/17/2019 CNH 14,387 $ 2,093 — (86)
Barclays Bank PLC 10/30/2019 CLP 2,709,056 $ 3,894 — (137)
Barclays Bank PLC 10/30/2019 $ 580 CLP 405,042 18 —
Barclays Bank PLC 10/30/2019 MYR 6,431 $ 1,558 — (34)
Barclays Bank PLC 10/30/2019 MYR 4,558 $ 1,087 — (7)
Barclays Bank PLC 10/30/2019 $ 1,088 MYR 4,598 — (2)
Barclays Bank PLC 11/05/2019 CNH 20,485 $ 2,900 — (44)
Barclays Bank PLC 11/05/2019 $ 2,900 CNH 20,158 90 —
Barclays Bank PLC 11/12/2019 CNH 12,809 $ 1,812 — (27)
Barclays Bank PLC 11/12/2019 $ 1,813 CNH 12,876 18 —
Barclays Bank PLC 11/13/2019 EUR 5,680 $ 6,399 — (123)
Barclays Bank PLC 11/13/2019 INR 286,930 $ 3,987 — (26)
Barclays Bank PLC 11/13/2019 $ 1,812 INR 131,838 — (8)
Barclays Bank PLC 11/13/2019 $ 6,398 RON 27,055 109 —
Barclays Bank PLC 11/19/2019 $ 797 BRL 3,224 23 —
Barclays Bank PLC 11/19/2019 BRL 3,221 $ 798 — (24)
Barclays Bank PLC 11/20/2019 $ 3,310 CNH 23,003 105 —
Barclays Bank PLC 11/20/2019 CNH 22,999 $ 3,311 — (106)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
171
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/26/2019 $ 3,314 CLP 2,309,059 $ 110 $ —
Barclays Bank PLC 11/26/2019 MYR 36,316 $ 8,666 — (66)
Barclays Bank PLC 11/27/2019 $ 1,812 CNH 12,936 10 —
Barclays Bank PLC 12/03/2019 BRL 1,554 $ 409 — (36)
Barclays Bank PLC 12/03/2019 $ 409 BRL 1,550 37 —
Barclays Bank PLC 12/03/2019 ZAR 12,582 $ 829 — (9)
Barclays Bank PLC 12/03/2019 $ 829 ZAR 12,582 9 —
Barclays Bank PLC 12/10/2019 $ 3,152 CNH 21,943 96 —
Barclays Bank PLC 12/10/2019 CNH 21,935 $ 3,152 — (97)
BNP Paribas 09/18/2019 $ 10,953 EUR 9,602 389 —
Citigroup Inc 09/05/2019 EUR 2,068 $ 2,327 — (53)
Citigroup Inc 09/06/2019 $ 330 BRL 1,300 16 —
Citigroup Inc 09/06/2019 BRL 15,100 $ 3,716 — (70)
Citigroup Inc 09/06/2019 MXN 20,250 $ 1,032 — (22)
Citigroup Inc 09/06/2019 PEN 1,700 $ 501 — —
Citigroup Inc 09/06/2019 ZAR 4,200 $ 274 3 —
Citigroup Inc 09/06/2019 ZAR 38,850 $ 2,686 — (125)
Citigroup Inc 09/06/2019 $ 1,964 ZAR 27,500 151 —
Citigroup Inc 11/15/2019 SGD 1,900 $ 1,374 — (3)
Citigroup Inc 11/15/2019 $ 5,138 SGD 7,130 — (6)
Credit Agricole 09/18/2019 JPY 216,000 $ 2,047 — (12)
Credit Suisse 10/02/2019 $ 1,042 COP 3,330,000 75 —
Deutsche Bank AG 09/18/2019 EUR 836 $ 940 — (20)
Deutsche Bank AG 10/31/2019 $ 1,285 GBP 1,046 9 —
Deutsche Bank AG 10/31/2019 $ 463 EUR 412 8 —
Goldman Sachs & Co 09/06/2019 $ 6,102 COP 20,705,000 88 —
Goldman Sachs & Co 09/06/2019 RUB 430,000 $ 6,598 — (154)
Goldman Sachs & Co 09/18/2019 $ 2,179 GBP 1,708 100 —
Goldman Sachs & Co 09/18/2019 JPY 494,800 $ 4,717 — (54)
HSBC Securities Inc 09/05/2019 EUR 2,607 $ 2,920 — (55)
HSBC Securities Inc 09/06/2019 $ 3,373 BRL 14,000 — (7)
HSBC Securities Inc 09/06/2019 $ 8,927 BRL 35,600 331 —
HSBC Securities Inc 09/06/2019 BRL 37,700 $ 9,782 — (679)
HSBC Securities Inc 09/06/2019 CNH 61,700 $ 8,738 — (121)
HSBC Securities Inc 09/06/2019 $ 884 COP 3,000,000 13 —
HSBC Securities Inc 09/06/2019 COP 30,355,000 $ 9,211 — (394)
HSBC Securities Inc 09/06/2019 $ 303 COP 1,050,000 — (2)
HSBC Securities Inc 09/06/2019 $ 5,359 IDR 75,400,000 45 —
HSBC Securities Inc 09/06/2019 IDR 21,900,000 $ 1,531 12 —
HSBC Securities Inc 09/06/2019 $ 3,542 PEN 12,020 — —
HSBC Securities Inc 09/06/2019 PEN 14,650 $ 4,340 — (23)
HSBC Securities Inc 09/06/2019 $ 9,231 RUB 597,000 284 —
HSBC Securities Inc 09/06/2019 RUB 212,000 $ 3,243 — (66)
HSBC Securities Inc 09/06/2019 $ 12,444 ZAR 174,032 974 —
HSBC Securities Inc 09/06/2019 ZAR 100,000 $ 6,572 19 —
HSBC Securities Inc 10/18/2019 BRL 14,000 $ 3,363 8 —
HSBC Securities Inc 10/22/2019 AUD 1,760 $ 1,243 — (56)
HSBC Securities Inc 10/22/2019 $ 251 AUD 370 2 —
JPMorgan Chase 09/05/2019 $ 20,220 EUR 17,896 550 —
JPMorgan Chase 09/05/2019 EUR 1,682 $ 1,872 — (23)
JPMorgan Chase 09/06/2019 BRL 31,900 $ 7,970 — (267)
JPMorgan Chase 09/06/2019 $ 8,410 BRL 33,800 249 —
JPMorgan Chase 09/06/2019 $ 9,529 CNH 67,700 74 —
JPMorgan Chase 09/06/2019 CNH 6,000 $ 848 — (10)
JPMorgan Chase 09/06/2019 $ 4,030 COP 14,000,000 — (37)
JPMorgan Chase 09/06/2019 COP 8,400,000 $ 2,547 — (107)
JPMorgan Chase 09/06/2019 INR 510,000 $ 7,364 — (226)
JPMorgan Chase 09/06/2019 $ 4,831 INR 335,000 142 —
JPMorgan Chase 09/06/2019 IDR 2,850,000 $ 203 — (2)
JPMorgan Chase 09/06/2019 IDR 86,400,000 $ 6,071 18 —
JPMorgan Chase 09/06/2019 $ 2,519 IDR 35,750,000 — (1)
JPMorgan Chase 09/06/2019 $ 6,152 MXN 118,500 241 —
JPMorgan Chase 09/06/2019 MXN 98,250 $ 4,965 — (64)
JPMorgan Chase 09/06/2019 PEN 8,450 $ 2,504 — (14)
JPMorgan Chase 09/06/2019 $ 3,760 PEN 12,780 — (6)
JPMorgan Chase 09/06/2019 RUB 197,000 $ 2,993 — (41)
JPMorgan Chase 09/06/2019 RUB 399,000 $ 5,967 13 —
JPMorgan Chase 09/06/2019 $ 9,922 RUB 641,000 316 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
172
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 09/06/2019 $ 8,875 ZAR 132,000 $ 175 $ —
JPMorgan Chase 09/06/2019 ZAR 70,332 $ 4,561 75 —
JPMorgan Chase 09/06/2019 ZAR 120,150 $ 8,129 — (210)
JPMorgan Chase 09/18/2019 $ 25,245 JPY 2,719,492 — (383)
JPMorgan Chase 10/18/2019 $ 3,359 BRL 14,000 — (12)
JPMorgan Chase 10/18/2019 COP 14,000,000 $ 4,021 44 —
JPMorgan Chase 10/18/2019 $ 2,241 MXN 45,250 — —
JPMorgan Chase 10/18/2019 $ 5,933 RUB 399,000 — (13)
JPMorgan Chase 10/18/2019 $ 3,573 ZAR 55,332 — (56)
Merrill Lynch 10/15/2019 $ 462 NOK 4,145 6 —
Merrill Lynch 10/15/2019 NOK 21,100 $ 2,473 — (15 5 )
Merrill Lynch 10/18/2019 $ 407 CAD 530 9 —
Morgan Stanley & Co 09/18/2019 $ 2,688 CNH 18,680 80 —
Morgan Stanley & Co 09/18/2019 CNH 2,344 $ 334 — (8)
Morgan Stanley & Co 09/18/2019 KRW 116,900 $ 100 — (3)
Morgan Stanley & Co 09/18/2019 CNH 7,144 $ 1,035 — (38)
Morgan Stanley & Co 09/18/2019 $ 64 CNH 450 1 —
Morgan Stanley & Co 09/18/2019 $ 224 KRW 264,683 5 —
Morgan Stanley & Co 09/30/2019 $ 255 GBP 200 11 —
Morgan Stanley & Co 10/31/2019 $ 3,662 ZAR 52,530 223 —
Morgan Stanley & Co 12/03/2019 $ 227 BRL 925 6 —
Morgan Stanley & Co 12/03/2019 BRL 300 $ 74 — (3)
Morgan Stanley & Co 12/03/2019 BRL 120 $ 32 — (3)
Morgan Stanley & Co 12/03/2019 $ 15 BRL 60 1 —
National Australia Bank 09/18/2019 JPY 338,800 $ 3,156 3 8 —
State Street Financial Global Markets 09/18/2019 JPY 607,100 $ 5,612 1 10 —
UBS AG 10/15/2019 $ 163 HUF 48,060 4 —
UBS AG 10/15/2019 HUF 323,975 $ 1,125 — (4 8 )
UBS AG 10/15/2019 MYR 10,125 $ 2,459 — (6 2 )
UBS AG 10/15/2019 $ 537 MYR 2,250 5 —
UBS AG 10/22/2019 THB 17,765 $ 577 6 —
UBS AG 10/22/2019 $ 2,470 THB 76,075 — (2 3 )
Total $ 21,17 9 $ (16,0 41 )
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Citigroup Inc CDX.EM.31 N/A (1.00)% Quarterly 06/20/2024 $ 2,455 $ 94 $ 34 $ 128 $ —
Citigroup Inc Republic of South Africa
Government International
Bond, 5.50%, 03/09/2020
1.78% (1.00)% Quarterly 06/20/2024 10,050 405 (51) 354 —
Goldman Sachs & Co American Axle & MFG
Inc, 6.63%, 10/15/2022
4.49% (5.00)% Quarterly 06/20/2024 1,100 (11) (13) — (24)
Goldman Sachs & Co Frontier
Communications, 9.00%,
08/15/2031
57.69% (5.00)% Quarterly 06/20/2022 1,500 372 329 701 —
Goldman Sachs & Co International Lease
Finance Corp, 8.25%,
12/15/2020
0.39% (5.00)% Quarterly 12/20/2021 6,000 (48 6 ) (14 5 ) — (631)
Goldman Sachs & Co Kohl's Corp, 4.00%,
11/01/2021
1.38% (1.00)% Quarterly 06/20/2024 3,000 37 15 52 —
Goldman Sachs & Co Realogy Group LLC /
Realogy Co-Issuer Corp,
4.87%, 06/01/2023
9.22% (5.00)% Quarterly 06/20/2024 1,000 167 (12) 155 —
Goldman Sachs & Co RR Donnelley and Sons
Co, 7.88%, 03/15/2021
6.52% (5.00)% Quarterly 06/20/2024 1,000 138 (79) 59 —
Goldman Sachs & Co RR Donnelley and Sons
Co, 7.88%, 03/15/2021
6.17% (5.00)% Quarterly 12/20/2023 2,000 90 (6) 84 —
Goldman Sachs & Co Staples Inc, 3.75%,
01/12/2018
1.73% (1.00)% Quarterly 12/20/2021 3,000 9 0 (42) 4 8 —
Merrill Lynch CDX.EM.100 N/A (1.00)% Quarterly 06/20/2024 1,505 48 29 7 7 —
Morgan Stanley & Co CDX.EM.31 N/A (1.00)% Quarterly 06/20/2024 950 50 (1) 49 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
173
Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Morgan Stanley & Co Enel Spa, 5.25%,
05/20/2024
0.50% (1.00)% Quarterly 12/20/2023 EUR 1,120 $ 6 $ (33) $ — $ (27)
Total $ 1,000 $ 2 5 $ 1,70 7 $ (682)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
174
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.72% Quarterly Quarterly N/A 06/22/2022 CNY 11,886 $ 43 $ — $ 43 $ —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.70% Quarterly Quarterly N/A 03/27/2022 29,995 (4) — — (4)
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.78% Quarterly Quarterly N/A 08/22/2024 16,312 (10) — — (10)
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.97% Quarterly Quarterly N/A 06/13/2024 17,730 11 — 11 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.65% Quarterly Quarterly N/A 03/12/2022 29,995 (9) — — (9)
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.77% Quarterly Quarterly N/A 09/18/2022 5,859 24 — 24 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 4.01% Quarterly Quarterly N/A 11/01/2022 5,889 31 — 31 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.07% Quarterly Quarterly N/A 05/13/2024 17,138 22 — 22 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.85% Quarterly Quarterly N/A 09/08/2022 8,370 37 — 37 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.63% Quarterly Quarterly N/A 05/04/2023 21,937 88 — 88 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.87% Quarterly Quarterly N/A 07/02/2024 23,722 — — — —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.98% Quarterly Quarterly N/A 03/24/2022 9,200 40 — 40 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.86% Quarterly Quarterly N/A 03/26/2024 18,854 1 — 1 —
Bank of America NA Financial
Benchmarks India
Pvt. Ltd - Overnight
Mumbai Interbank
Offered Rate
Receive 6.60% Semiannual Semiannual N/A 04/03/2023 INR 282,500 (224) — — (224)
Barclays Bank PLC 6 Month Budapest
Interbank Offered
Rate
Receive 1.33% Annual Semiannual N/A 12/12/2021 HUF 3,208,874 (225) — — (225)
Barclays Bank PLC 6 Month Warsaw
Interbank Offered
Rate
Receive 2.20% Annual Semiannual N/A 12/12/2023 PLN 10,712 (73) — — (73)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
175
Interest Rate Swaps (continued)
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.79% Quarterly Quarterly N/A 08/05/2024 CNY 15,950 $ (9) $ — $ — $ (9)
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.98% Quarterly Quarterly N/A 12/12/2023 7,120 6 — 6 —
Barclays Bank PLC Sinacofi Chile
Interbank Rate Avg
Receive 2.48% Semiannual Semiannual N/A 07/05/2022 CLP 3,681,000 (82) — — (82)
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.67% Quarterly Quarterly N/A 03/12/2022 CNY 20,139 (4) — — (4)
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.86% Quarterly Quarterly N/A 03/26/2024 25,710 1 — 1 —
Morgan Stanley & Co Sinacofi Chile
Interbank Rate Avg
Receive 2.46% Semiannual Semiannual N/A 07/03/2022 CLP 3,738,260 (81) — — (81)
Morgan Stanley & Co Sinacofi Chile
Interbank Rate Avg
Receive 2.15% Semiannual Semiannual N/A 08/26/2024 1,573,250 — — — —
Total $ (417) $ — $ 304 $ (721)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Budapest Interbank Offered Rate Pay 0.47% Quarterly Annual N/A 12/18/2020 HUF 1,255,000 $ 6 $ — $ 6
3 Month Johannesburg Interbank Agreed
Rate
Pay 6.95% Quarterly Quarterly N/A 03/22/2021 ZAR 53,793 21 1 22
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.51% Quarterly Quarterly N/A 12/21/2026 23,400 (25) — (25)
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.50% Quarterly Quarterly N/A 12/21/2026 23,400 (25) — (25)
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.64% Quarterly Quarterly N/A 03/29/2028 11,583 11 1 12
3 Month USD LIBOR Receive 2.94% Semiannual Quarterly N/A 05/10/2023 $ 1,785 (102) — (102)
3 Month USD LIBOR Receive 2.79% Semiannual Quarterly N/A 03/26/2023 3,918 (195) — (195)
3 Month USD LIBOR Receive 2.71% Semiannual Quarterly N/A 02/09/2025 7,061 (514) 1 (513)
3 Month USD LIBOR Receive 3.09% Semiannual Quarterly N/A 10/01/2024 4,584 (398) 1 (397)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (334) — (334)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 275 1 276
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (121) — (121)
3 Month USD LIBOR Receive 2.77% Semiannual Quarterly N/A 03/07/2025 3,938 (304) 1 (303)
3 Month USD LIBOR Receive 2.93% Semiannual Quarterly N/A 06/11/2025 3,963 (356) — (356)
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/08/2023 1,892 (90) — (90)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (242) — (242)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 08/21/2025 6,337 (568) — (568)
3 Month USD LIBOR Receive 2.23% Semiannual Quarterly N/A 04/03/2024 4,061 (162) — (162)
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 01/23/2022 5,283 (70) — (70)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 01/13/2022 4,225 (45) — (45)
3 Month USD LIBOR Receive 2.12% Semiannual Quarterly N/A 03/08/2022 6,219 (105) — (105)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (215) 1 (214)
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 04/11/2022 5,502 (80) — (80)
3 Month USD LIBOR Receive 2.09% Semiannual Quarterly N/A 03/03/2022 7,419 (119) — (119)
3 Month USD LIBOR Receive 1.94% Semiannual Quarterly N/A 01/10/2022 2,111 (23) — (23)
3 Month USD LIBOR Receive 2.65% Semiannual Quarterly N/A 03/07/2021 10,593 (163) — (163)
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/01/2021 22,275 (256) — (256)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (302) — (302)
3 Month USD LIBOR Receive 1.92% Semiannual Quarterly N/A 01/11/2022 2,111 (22) — (22)
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 01/19/2022 2,111 (22) 1 (21)
3 Month USD LIBOR Receive 2.21% Semiannual Quarterly N/A 03/15/2022 5,314 (103) — (103)
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 08/11/2021 6,434 42 — 42
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 02/07/2022 4,265 (58) 1 (57)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
176
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.60% Semiannual Quarterly N/A 03/13/2021 $ 12,603 $ (188) $ — $ (188)
6 Month Budapest Interbank Offered Rate Receive 1.68% Annual Semiannual N/A 06/13/2023 HUF 724,713 (109) 7 (102)
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 482,425 (100) 6 (94)
6 Month Budapest Interbank Offered Rate Receive 1.89% Annual Semiannual N/A 06/29/2023 631,810 (114) 8 (106)
6 Month Budapest Interbank Offered Rate Receive 1.83% Annual Semiannual N/A 06/27/2029 455,000 (99) 4 (95)
6 Month Budapest Interbank Offered Rate Receive 0.99% Annual Semiannual N/A 12/18/2024 1,283,000 (60) 3 (57)
6 Month Budapest Interbank Offered Rate Pay 1.88% Semiannual Annual N/A 12/18/2029 137,500 29 (1) 28
6 Month Budapest Interbank Offered Rate Receive 1.20% Annual Semiannual N/A 12/18/2024 517,500 (43) 2 (41)
6 Month Budapest Interbank Offered Rate Receive 1.58% Annual Semiannual N/A 01/08/2024 600,000 (89) 6 (83)
6 Month Budapest Interbank Offered Rate Receive 2.46% Annual Semiannual N/A 10/18/2023 334,950 (91) 5 (86)
6 Month Budapest Interbank Offered Rate Receive 0.69% Annual Semiannual N/A 08/12/2024 915,000 (6) 1 (5)
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 EUR 1,487 (47) 1 (46)
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 1,305 13 — 13
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 870 (18) — (18)
6 Month Prague Interbank Offered Rate Pay 1.80% Semiannual Annual N/A 07/03/2022 CZK 122,700 33 (1) 32
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 83,375 (12) — (12)
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 85,188 (13) 1 (12)
6 Month Warsaw Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 05/17/2023 PLN 5,873 (55) 3 (52)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 05/27/2024 11,140 (66) 3 (63)
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (36) 3 (33)
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (22) 2 (20)
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (35) 2 (33)
6 Month Warsaw Interbank Offered Rate Pay 1.51% Semiannual Annual N/A 02/19/2022 27,840 (14) — (14)
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (40) 2 (38)
6 Month Warsaw Interbank Offered Rate Receive 2.44% Annual Semiannual N/A 05/07/2023 11,752 (98) 4 (94)
6 Month Warsaw Interbank Offered Rate Pay 1.44% Semiannual Annual N/A 09/02/2024 22,192 (21) — (21)
6 Month Warsaw Interbank Offered Rate Receive 2.46% Annual Semiannual N/A 05/14/2023 4,788 (41) 2 (39)
MXN TIIE Banxico Receive 7.13% Monthly Monthly N/A 12/16/2020 MXN 223,500 — — —
MXN TIIE Banxico Pay 6.62% Monthly Monthly N/A 12/14/2022 78,250 (3) — (3)
US Federal Funds Effective Rate
(continuous series)
Receive 2.41% Annual Annual N/A 05/31/2020 $ 11,160 (71) — (71)
US Federal Funds Effective Rate
(continuous series)
Receive 1.76% Annual Annual N/A 10/31/2020 14,782 (43) 1 (42)
US Federal Funds Effective Rate
(continuous series)
Receive 1.90% Annual Annual N/A 05/15/2020 20,530 (26) — (26)
US Federal Funds Effective Rate
(continuous series)
Receive 2.40% Annual Annual N/A 05/31/2020 11,160 (70) — (70)
US Federal Funds Effective Rate
(continuous series)
Receive 1.45% Annual Annual N/A 11/30/2020 8,820 (2) — (2)
US Federal Funds Effective Rate
(continuous series)
Receive 1.80% Annual Annual N/A 06/30/2020 10,200 (1 5 ) — (15)
Total $ (6,23 6 ) $ 7 3 $ (6,163)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 01/22/2029 $ 685 $ — $ 33 $ —
Goldman Sachs & Co Floating rate based on 1
Month Euro Interbank
Offered rate plus/less
spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 02/01/2029-
02/07/2029
1,864 — — (114)
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 12/22/2028-
12/26/2028
1,779 — — (44)
Goldman Sachs & Co Floating rate based on
the HKD Overnight-
Indexed Swap Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/18/2029 1,728 — 121 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
177
(a)
Top Underlying Securities YORKEBS
Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on
1 Month JPY LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in JPY
Monthly 12/25/2028-
12/26/2028
$ 1,374 $ — $ — $ (77)
Goldman Sachs & Co Floating rate based
on the Hong Kong
Interbank Offered Rate
plus/less spread
Total return on a custom basket
of long and short securities traded
in ZAR
Monthly 04/20/2029-
05/07/2029
1,782 — — (26)
Morgan Stanley &
Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in USD
Monthly 10/10/2019-
07/28/2021
36,137 — 2,979 —
Morgan Stanley &
Co
(b)
Floating rate based
on the Euro Interbank
Offered rate plus/less
spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 10/09/2019 26,588 — — (581)
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 05/20/2020 5,080 — 23 —
Morgan Stanley & Co Floating rate based
on the Hong Kong
Interbank Offered Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/28/2021 — — 16 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in JPY
Monthly 11/28/2019 6,212 — 209 —
UBS AG Floating rate based on
1 Month EUR LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 02/01/2022 6,678 — 373 —
UBS AG Floating rate based on
1 Month GBP LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 02/01/2022 2,377 — 38 —
UBS AG Floating rate based on 1
Day JPY LIBOR plus/
less spread
Total return on a custom basket
of long and short securities traded
in JPY
Monthly 02/01/2022 62 — 5 —
Total $ 92,346 $ — $ 3,797 $ (842)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Amounts in thousands.
Description Shares Notional Amount % of Total Absolute Notional Amount
Celgene Corp 89,202 $ 8,635 23.89%
Altaba Inc 74,721 5,192 14.37%
Bristol-Myers Squibb Co (89,201) (4,288) (11.87)%
iShares iBoxx High Yield Corporate Bond ETF (35,844) (3,124) (8.65)%
Allergan PLC 15,187 2,426 6.71%
Cigna Corp 11,802 1,817 5.03%
SPDR S&P Oil & Gas Exploration & Production ETF (73,936) (1,595) (4.41)%
Texas Instruments Inc (11,374) (1,408) (3.90)%
Iron Mountain Inc (33,987) (1,082) (3.00)%
SPDR S&P Regional Banking ETF (20,384) (1,022) (2.83)%
AbbVie Inc (13,151) (865) (2.39)%
Intercontinental Exchange Inc (7,194) (672) (1.86)%
iShares Nasdaq Biotechnology ETF (6,170) (635) (1.76)%
SPDR S&P Biotech ETF (7,773) (625) (1.73)%
General Mills Inc (11,362) (611) (1.69)%
Valero Energy Corp (7,604) (572) (1.58)%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
178
(b)
Top Underlying Securities YRKEBSEUR
Description (continued) Shares Notional Amount % of Total Absolute Notional Amount
CME Group Inc (2,400) (521) (1.44)%
Walgreens Boots Alliance Inc (6,139) (314) (0.87)%
CH Robinson Worldwide Inc (3,520) (297) (0.82)%
Energy Select Sector SPDR Fund (4,815) (277) (0.76)%
China Biologic Products Holdings Inc 884 89 0.25%
Western Midstream Partners LP 3,000 69 0.19%
Description Shares Notional Amount % of Total Absolute Notional Amount
Stoxx Europe 600 Index (41,651) $ (17,371) (65.33)%
Ferrovial SA 102,805 2,923 10.99%
EDP - Energias de Portugal SA 703,649 2,659 10.00%
Nexi SpA 104,957 1,143 4.30%
Sanofi 7,005 601 2.26%
Kering SA (1,042) (504) (1.90)%
Innogy SE 10,832 449 1.69%
Eurofins Scientific SE (834) (382) (1.44)%
Ubisoft Entertainment SA 3,466 279 1.05%
LVMH Moet Hennessy Louis Vuitton SE (470) (187) (0.70)%
Salvatore Ferragamo SpA 4,667 89 0.34%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
179
Reverse Repurchase Agreements
Counterparty Coupon Rate Maturity Date Principal Amount
Payable for Reverse Repurchase Agreements
Barclays Bank PLC (2.70)% Open ended $ 3,779 $ (3,786)
Barclays Bank PLC (2.25)% Open ended 1,692 (1,695)
Merrill Lynch (2.28)% 09/03/2019 52,713 (52,720)
Merrill Lynch (7.60)% Open ended ZAR 62,514 (4,147)
Merrill Lynch (7.60)% Open ended 65,115 (4,319)
Merrill Lynch (2.65)% Open ended $ 441 (442)
Merrill Lynch (2.65)% Open ended 720 (722)
Merrill Lynch (2.75)% Open ended 850 (852)
Merrill Lynch (2.75)% Open ended 865 (867)
Merrill Lynch (3.24)% 09/05/2019 3,656 (3,665)
Merrill Lynch (3.39)% 09/05/2019 2,980 (2,988)
Merrill Lynch (2.24)% 09/03/2019 5,138 (5,139)
Merrill Lynch (7.30)% Open ended ZAR 49,822 (3,295)
Merrill Lynch (2.85)% Open ended $ 1,605 (1,607)
Merrill Lynch (2.00)% Open ended 828 (828)
Merrill Lynch (2.75)% Open ended 725 (725)
Merrill Lynch (1.65)% 09/03/2019 31,211 (31,214)
Merrill Lynch (2.28)% 09/03/2019 13,840 (13,842)
Merrill Lynch (2.28)% 09/03/2019 1,960 (1,960)
Merrill Lynch (2.28)% 09/03/2019 22,711 (22,714)
Merrill Lynch (2.28)% 09/03/2019 10,226 (10,227)
Merrill Lynch (2.28)% 09/03/2019 7,416 (7,417)
Merrill Lynch (2.90)% Open ended HUF 418,191 (1,394)
Merrill Lynch (2.28)% 09/03/2019 $ 4,350 (4,351)
Merrill Lynch (2.28)% 09/03/2019 8,831 (8,832)
Merrill Lynch (2.28)% 09/03/2019 8,559 (8,560)
Merrill Lynch (2.28)% 09/03/2019 39,641 (39,646)
Merrill Lynch (2.28)% 09/03/2019 12,127 (12,129)
Merrill Lynch (2.28)% 09/03/2019 40,003 (40,008)
Merrill Lynch (2.28)% 09/03/2019 10,339 (10,340)
Merrill Lynch (2.28)% 09/03/2019 79,971 (79,981)
Merrill Lynch (2.28)% 09/03/2019 15,096 (15,098)
Merrill Lynch (2.28)% 09/03/2019 303 (303)
Merrill Lynch (2.28)% 09/03/2019 19,400 (19,402)
Merrill Lynch (2.10)% 09/03/2019 7,180 (7,181)
Merrill Lynch (2.85)% Open ended 592 (593)
Merrill Lynch (2.28)% 09/03/2019 24,127 (24,130)
Merrill Lynch (1.97)% 09/03/2019 10,331 (10,332)
Merrill Lynch (1.97)% 09/03/2019 5,717 (5,718)
Merrill Lynch (2.20)% 09/03/2019 2,016 (2,016)
Merrill Lynch (2.28)% 09/03/2019 36,990 (36,995)
Merrill Lynch (2.28)% 09/03/2019 27,365 (27,368)
Merrill Lynch (2.23)% 09/03/2019 33,143 (33,147)
Merrill Lynch (2.28)% 09/03/2019 20,015 (20,018)
Merrill Lynch (1.25)% 09/03/2019 24,991 (24,993)
Merrill Lynch (2.28)% 09/03/2019 14,316 (14,318)
Merrill Lynch (2.28)% 09/03/2019 22,320 (22,323)
Merrill Lynch (1.95)% 09/03/2019 9,751 (9,75 1 )
Total $ (654,09 8 )
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Goldman Sachs & Co Seritage Growth
Properties - A REIT
9,187 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 $ 398 $ — $ — $ (39)
Goldman Sachs & Co Seritage Growth
Properties - A REIT
8,683 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 412 — — (73)
Goldman Sachs & Co Seritage Growth
Properties - A REIT
9,664 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 439 — — (61)
Goldman Sachs & Co Seritage Growth
Properties - A REIT
11,497 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 493 — — (44)
Goldman Sachs & Co Seritage Growth
Properties - A REIT
10,347 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 432 — — (28)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
180
Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/24/2020
92,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 03/25/2020 $ 4,881 $ — $ 183 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
91,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 5,008 — 181 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
21,500,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 1,218 — 13 —
Total $ — $ 377 $ (245)
Amounts in thousands except contracts

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
181
Short Sales Outstanding
INVESTMENT COMPANIES - (0.08)% Shares Value (000's)
Exchange-Traded Funds - (0.08)%
SPDR S&P Oil & Gas Exploration & Production
ETF
50,871 $ 1,097
TOTAL INVESTMENT COMPANIES (proceeds $1,599) $ 1,097
COMMON STOCKS - (14.61)% Shares Value (000's)
Advertising - (0.04)%
Omnicom Group Inc 7,000 532
Aerospace & Defense - (0.44)%
Arconic Inc 8,634 223
Boeing Co/The 4,427 1,612
General Dynamics Corp 6,131 1,173
IHI Corp 10,500 204
Kawasaki Heavy Industries Ltd 15,900 311
Northrop Grumman Corp 1,871 688
Raytheon Co 5,922 1,097
TransDigm Group Inc 1,038 559
$ 5,867
Agriculture - (0.14)%
Archer-Daniels-Midland Co 26,982 1,027
Bunge Ltd 14,100 753
$ 1,780
Airlines - (0.06)%
American Airlines Group Inc 9,451 249
Deutsche Lufthansa AG 24,172 373
Singapore Airlines Ltd 16,800 107
$ 729
Apparel - (0.05)%
Capri Holdings Ltd 7,814 206
Hanesbrands Inc 13,238 181
Under Armour Inc - Class C 9,574 162
$ 549
Automobile Manufacturers - (0.12)%
Bayerische Motoren Werke AG 7,063 472
Daimler AG 6,925 326
Nissan Motor Co Ltd 125,100 773
$ 1,571
Automobile Parts & Equipment - (0.15)%
Aptiv PLC 5,438 452
Cie Generale des Etablissements Michelin SCA 6,862 722
JTEKT Corp 3,100 34
NGK Insulators Ltd 12,800 171
Nokian Renkaat OYJ 11,233 308
Sumitomo Electric Industries Ltd 28,200 332
Toyoda Gosei Co Ltd 13,300 247
$ 2,266
Banks - (0.56)%
Bank of New York Mellon Corp/The 6,893 290
Bank of Queensland Ltd 9,913 61
BB&T Corp 3,657 174
Bendigo & Adelaide Bank Ltd 146,419 1,101
Canadian Imperial Bank of Commerce 4,200 325
Citizens Financial Group Inc 8,181 276
Commonwealth Bank of Australia 17,189 914
Credit Suisse Group AG 17,367 203
Fifth Third Bancorp 13,099 346
Goldman Sachs Group Inc/The 900 184
Huntington Bancshares Inc/OH 18,919 251
Morgan Stanley 33,690 1,398
National Bank of Canada 7,900 371
Nordea Bank Abp 66,870 418
Regions Financial Corp 17,777 260
UBS Group AG 35,354 375
Wells Fargo & Co 12,700 591
Zions Bancorp NA 3,097 127
$ 7,665
Beverages - (0.23)%
Brown-Forman Corp - B Shares 8,601 507
Coca-Cola Bottlers Japan Holdings Inc 48,700 1,058
Constellation Brands Inc 3,725 761
COMMON STOCKS (continued) Shares Value (000’s)
Beverages (continued)
Monster Beverage Corp 11,112 $ 652
$ 2,978
Biotechnology - (0.29)%
Alnylam Pharmaceuticals Inc 4,000 323
BeiGene Ltd ADR 1,200 172
BioMarin Pharmaceutical Inc 2,900 218
Corteva Inc 15,894 466
Exact Sciences Corp 1,600 191
Illumina Inc 3,120 878
Incyte Corp 4,638 379
Ionis Pharmaceuticals Inc 2,100 133
Nektar Therapeutics 8,498 149
Regeneron Pharmaceuticals Inc 395 115
Vertex Pharmaceuticals Inc 5,408 974
$ 3,998
Building Materials - (0.24)%
Cie de Saint-Gobain 17,078 616
CRH PLC 10,887 364
Fortune Brands Home & Security Inc 2,971 152
Imerys SA 15,643 639
James Hardie Industries PLC 21,204 322
Martin Marietta Materials Inc 1,327 337
Owens Corning 4,300 247
Vulcan Materials Co 2,807 396
$ 3,073
Chemicals - (0.74)%
Air Products & Chemicals Inc 4,069 919
Akzo Nobel NV 4,000 359
Albemarle Corp 2,248 139
BASF SE 2,124 141
Dow Inc 4,933 210
DuPont de Nemours Inc 2,233 152
Ecolab Inc 742 153
Hitachi Chemical Co Ltd 42,900 1,339
International Flavors & Fragrances Inc 9,266 1,017
JSR Corp 22,000 359
LANXESS AG 5,762 348
Linde PLC 1,100 208
LyondellBasell Industries NV 3,842 297
Mosaic Co/The 8,190 151
Novozymes A/S 20,059 855
PPG Industries Inc 5,015 556
Sherwin-Williams Co/The 1,958 1,031
Solvay SA 3,726 377
Taiyo Nippon Sanso Corp 21,800 432
Umicore SA 12,445 396
Westlake Chemical Corp 1,200 70
Yara International ASA 3,619 157
$ 9,666
Commercial Services - (0.17)%
Equifax Inc 973 142
ISS A/S 740 19
Nielsen Holdings PLC 7,548 157
PayPal Holdings Inc 6,711 732
Quanta Services Inc 3,097 105
Rollins Inc 6,951 228
Toppan Printing Co Ltd 59,700 951
$ 2,334
Computers - (0.16)%
Atos SE 5,887 445
Fortinet Inc 3,629 287
Fujitsu Ltd 9,900 763
Western Digital Corp 11,240 643
$ 2,138
Consumer Products - (0.02)%
Societe BIC SA 4,211 269

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
182
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Cosmetics & Personal Care - (0.10)%
Coty Inc 15,950 $ 152
Essity AB 35,493 1,109
Lion Corp 10,000 194
$ 1,455
Distribution & Wholesale - (0.02)%
Jardine Cycle & Carriage Ltd 13,000 289
Diversified Financial Services - (0.38)%
Cboe Global Markets Inc 2,371 283
Charles Schwab Corp/The 8,385 321
CME Group Inc 2,414 525
Credit Saison Co Ltd 86,100 957
E*TRADE Financial Corp 4,812 201
Raymond James Financial Inc 10,265 806
SBI Holdings Inc/Japan 39,500 789
St James's Place PLC 42,066 472
Tokyo Century Corp 19,700 793
$ 5,147
Electric - (1.46)%
AES Corp/VA 15,500 238
Alliant Energy Corp 5,041 264
Ameren Corp 5,217 402
American Electric Power Co Inc 10,480 955
CenterPoint Energy Inc 10,659 295
Chugoku Electric Power Co Inc/The 68,500 875
Consolidated Edison Inc 7,047 626
Dominion Energy Inc 17,044 1,323
DTE Energy Co 554 72
Duke Energy Corp 15,315 1,420
E.ON SE 60,295 561
Edison International 6,915 500
Entergy Corp 13,917 1,571
Evergy Inc 4,529 294
Eversource Energy 6,878 551
Exelon Corp 32,987 1,559
FirstEnergy Corp 11,280 519
Kyushu Electric Power Co Inc 52,200 515
NextEra Energy Inc 8,074 1,769
Pinnacle West Capital Corp 2,383 227
PPL Corp 14,781 437
Sempra Energy 9,471 1,341
Southern Co/The 22,081 1,286
SSE PLC 38,866 545
WEC Energy Group Inc 5,795 555
Xcel Energy Inc 10,924 702
$ 19,402
Electrical Components & Equipment - (0.01)%
Casio Computer Co Ltd 7,100 99
Electronics - (0.15)%
Agilent Technologies Inc 2,665 190
Allegion PLC 1,504 145
Arrow Electronics Inc 6,700 464
FLIR Systems Inc 1,585 78
Mettler-Toledo International Inc 430 282
Nippon Electric Glass Co Ltd 17,900 371
PerkinElmer Inc 2,367 196
Trimble Inc 9,900 371
$ 2,097
Engineering & Construction - (0.42)%
Ferrovial SA 79,243 2,256
Fluor Corp 1,000 18
Jacobs Engineering Group Inc 14,200 1,262
Japan Airport Terminal Co Ltd 30,900 1,230
JGC Corp 33,800 392
Skanska AB 27,292 512
$ 5,670
Entertainment - (0.02)%
Flutter Entertainment PLC 4,010 330
COMMON STOCKS (continued) Shares Value (000’s)
Environmental Control - (0.02)%
Pentair PLC 3,604 $ 129
Waste Management Inc 1,640 196
$ 325
Food - (0.45)%
Aeon Co Ltd 11,900 211
Conagra Brands Inc 6,500 184
Dairy Farm International Holdings Ltd 31,000 222
Hormel Foods Corp 9,430 402
Jardine Strategic Holdings Ltd 3,800 120
Kroger Co/The 39,600 938
Lamb Weston Holdings Inc 308 22
McCormick & Co Inc/MD 6,014 979
Mowi ASA 32,692 782
NH Foods Ltd 9,000 345
Ocado Group PLC 50,564 798
Tyson Foods Inc 7,705 717
Yamazaki Baking Co Ltd 15,200 264
$ 5,984
Food Service - (0.06)%
Sodexo SA 7,446 844
Forest Products & Paper - (0.01)%
Stora Enso Oyj 10,093 113
West Fraser Timber Co Ltd 500 18
$ 131
Gas - (0.19)%
Atmos Energy Corp 11,983 1,321
NiSource Inc 33,022 976
Toho Gas Co Ltd 1,800 70
$ 2,367
Hand & Machine Tools - (0.03)%
Disco Corp 800 145
Stanley Black & Decker Inc 2,496 332
$ 477
Healthcare - Products - (0.81)%
Abbott Laboratories 16,648 1,420
ABIOMED Inc 957 185
Align Technology Inc 1,698 311
Baxter International Inc 10,279 904
Becton Dickinson and Co 5,238 1,330
Boston Scientific Corp 29,536 1,262
Cooper Cos Inc/The 1,050 325
DENTSPLY SIRONA Inc 4,758 248
Edwards Lifesciences Corp 3,998 887
Hologic Inc 4,990 246
IDEXX Laboratories Inc 1,830 530
Intuitive Surgical Inc 2,374 1,214
Teleflex Inc 980 357
Terumo Corp 10,300 299
Thermo Fisher Scientific Inc 1,247 358
Varian Medical Systems Inc 1,931 205
Zimmer Biomet Holdings Inc 4,432 617
$ 10,698
Healthcare - Services - (0.21)%
Fresenius Medical Care AG & Co KGaA 5,778 389
HCA Healthcare Inc 7,240 870
IQVIA Holdings Inc 3,859 599
Laboratory Corp of America Holdings 1,286 215
Ramsay Health Care Ltd 1,126 50
Ryman Healthcare Ltd 34,352 282
WellCare Health Plans Inc 2,100 569
$ 2,974
Holding Companies - Diversified - (0.03)%
Jardine Matheson Holdings Ltd 8,200 446
Home Builders - (0.14)%
DR Horton Inc 7,848 388
Iida Group Holdings Co Ltd 41,100 639
Lennar Corp - A Shares 12,600 643
PulteGroup Inc 5,837 197
$ 1,867

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
183
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Home Furnishings - (0.11)%
Electrolux AB 16,905 $ 378
Leggett & Platt Inc 2,789 104
Panasonic Corp 79,900 615
Sharp Corp/Japan 21,600 222
$ 1,319
Housewares - (0.01)%
Newell Brands Inc 8,130 135
Insurance - (0.57)%
Aflac Inc 8,000 401
Ageas 5,653 303
American International Group Inc 1,300 68
Aon PLC 4,167 812
Chubb Ltd 5,100 797
Great-West Lifeco Inc 21,200 452
Lincoln National Corp 3,511 186
Marsh & McLennan Cos Inc 879 88
MetLife Inc 14,932 661
Prudential Financial Inc 5,900 473
Reinsurance Group of America Inc 6,300 970
Swiss Life Holding AG 1,963 933
Swiss Re AG 10,881 1,050
Unum Group 4,284 109
WR Berkley Corp 5,500 392
$ 7,695
Internet - (0.38)%
Booking Holdings Inc 219 431
CyberAgent Inc 16,900 761
Expedia Group Inc 3,309 431
Iliad SA 1,260 132
Kakaku.com Inc 5,500 138
Netflix Inc 3,087 906
Okta Inc 1,100 139
Rakuten Inc 31,500 296
Shopify Inc 1,300 501
Symantec Corp 13,372 311
TripAdvisor Inc 2,929 111
Twitter Inc 16,317 696
Wayfair Inc 100 11
Zillow Group Inc - C Shares 9,700 334
$ 5,198
Investment Companies - (0.06)%
Pargesa Holding SA 10,227 749
Iron & Steel - (0.11)%
Fortescue Metals Group Ltd 5,257 28
Hitachi Metals Ltd 101,700 1,093
voestalpine AG 17,409 401
$ 1,522
Leisure Products & Services - (0.20)%
Carnival Corp 37,167 1,639
Flight Centre Travel Group Ltd 7,153 224
Harley-Davidson Inc 13,742 438
Norwegian Cruise Line Holdings Ltd 818 42
Royal Caribbean Cruises Ltd 4,457 465
$ 2,808
Lodging - (0.24)%
City Developments Ltd 83,200 574
MGM Resorts International 48,572 1,362
Whitbread PLC 9,316 497
Wynn Resorts Ltd 7,468 823
$ 3,256
Machinery - Diversified - (0.43)%
ANDRITZ AG 22,752 801
CNH Industrial NV 60,489 624
Daifuku Co Ltd 2,300 108
Deere & Co 13,384 2,073
Flowserve Corp 2,777 119
GEA Group AG 4,657 126
Wabtec Corp 15,665 1,084
Xylem Inc/NY 3,822 293
COMMON STOCKS (continued) Shares Value (000’s)
Machinery - Diversified (continued)
Yaskawa Electric Corp 15,400 $ 516
$ 5,744
Media - (0.31)%
Bollore SA 180,553 767
DISH Network Corp 33,835 1,135
Liberty Broadband Corp - C Shares 10,100 1,065
News Corp - A Shares 59,949 825
Pearson PLC 40,182 407
Schibsted ASA - B Shares 1,018 29
$ 4,228
Metal Fabrication & Hardware - (0.07)%
MISUMI Group Inc 40,800 923
Mining - (0.28)%
Anglo American PLC 7,649 166
Barrick Gold Corp 73,900 1,433
Boliden AB 3,957 88
First Quantum Minerals Ltd 17,000 104
Freeport-McMoRan Inc 30,799 283
Fresnillo PLC 58,504 526
Mitsubishi Materials Corp 18,900 458
Newmont Goldcorp Corp 17,405 694
$ 3,752
Miscellaneous Manufacturers - (0.20)%
Alstom SA 15,669 670
AO Smith Corp 3,507 163
General Electric Co 142,138 1,173
Knorr-Bremse AG 2,165 203
Smiths Group PLC 18,561 378
$ 2,587
Office & Business Equipment - (0.09)%
Ricoh Co Ltd 80,800 747
Seiko Epson Corp 26,800 356
$ 1,103
Oil & Gas - (0.43)%
Chesapeake Energy Corp 76,021 109
Cimarex Energy Co 2,153 92
Concho Resources Inc 9,857 721
Diamondback Energy Inc 3,480 341
EOG Resources Inc 12,243 908
Exxon Mobil Corp 14,053 962
Hess Corp 10,759 678
Noble Energy Inc 10,252 231
Oil Search Ltd 56,059 250
Phillips 66 9,265 914
Pioneer Natural Resources Co 2,945 363
$ 5,569
Oil & Gas Services - (0.18)%
Halliburton Co 18,551 349
John Wood Group PLC 77,442 357
National Oilwell Varco Inc 8,191 167
Schlumberger Ltd 29,377 953
TechnipFMC PLC 19,600 487
$ 2,313
Packaging & Containers - (0.02)%
Crown Holdings Inc 4,400 290
Pharmaceuticals - (0.17)%
Alfresa Holdings Corp 12,900 292
Bayer AG 5,845 434
Daiichi Sankyo Co Ltd 7,900 521
Mitsubishi Tanabe Pharma Corp 29,800 329
Mylan NV 10,949 213
Novartis AG 603 54
Orion Oyj 1,991 74
Pfizer Inc 11,407 406
Takeda Pharmaceutical Co Ltd 1,600 54
$ 2,377

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
184
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Pipelines - (0.31)%
AltaGas Ltd 24,300 $ 330
Cheniere Energy Inc 9,100 543
Enbridge Inc 400 13
Inter Pipeline Ltd 1,400 26
Kinder Morgan Inc/DE 66,800 1,354
ONEOK Inc 8,765 625
Targa Resources Corp 18,500 668
Williams Cos Inc/The 25,704 607
$ 4,166
Real Estate - (0.18)%
Aroundtown SA 86,771 722
CBRE Group Inc 6,465 338
Deutsche Wohnen SE 3,928 139
Hysan Development Co Ltd 79,000 319
Swiss Prime Site AG 3,580 357
Tokyu Fudosan Holdings Corp 79,100 490
$ 2,365
REITs - (0.31)%
American Tower Corp 1,617 372
Crown Castle International Corp 7,854 1,140
Digital Realty Trust Inc 3,706 458
Equinix Inc 1,028 572
First Capital Realty Inc 32,200 536
Iron Mountain Inc 6,093 194
Kimco Realty Corp 387 7
Regency Centers Corp 1,379 89
SBA Communications Corp 1,902 499
Simon Property Group Inc 2,023 301
Weyerhaeuser Co 3,885 102
$ 4,270
Retail - (0.45)%
Canadian Tire Corp Ltd 6,400 646
CarMax Inc 9,200 766
Gap Inc/The 6,682 106
Genuine Parts Co 10,869 981
Isetan Mitsukoshi Holdings Ltd 14,500 110
J Front Retailing Co Ltd 75,700 856
L Brands Inc 4,923 81
Macy's Inc 5,957 88
Marui Group Co Ltd 1,300 26
O'Reilly Automotive Inc 1,456 559
Pan Pacific International Holdings Corp 34,400 538
Ryohin Keikaku Co Ltd 10,000 172
Shimamura Co Ltd 3,000 234
Tiffany & Co 795 67
Yamada Denki Co Ltd 158,200 744
$ 5,974
Semiconductors - (0.43)%
Advanced Micro Devices Inc 27,987 880
Broadcom Inc 3,312 936
IPG Photonics Corp 1,128 140
KLA Corp 3,436 508
Marvell Technology Group Ltd 31,500 755
Maxim Integrated Products Inc 3,083 168
Microchip Technology Inc 5,112 441
Micron Technology Inc 6,738 305
NVIDIA Corp 7,623 1,277
Skyworks Solutions Inc 3,299 248
Texas Instruments Inc 381 47
$ 5,705
Shipbuilding - (0.01)%
Huntington Ingalls Industries Inc 878 184
Software - (0.39)%
Adobe Inc 2,502 712
Akamai Technologies Inc 3,468 309
ANSYS Inc 1,340 277
Autodesk Inc 4,192 599
BlackBerry Ltd 2,600 18
Cerner Corp 6,933 478
COMMON STOCKS (continued) Shares Value (000’s)
Software (continued)
Citrix Systems Inc 1,433 $ 133
Jack Henry & Associates Inc 1,638 237
Micro Focus International PLC 13,679 187
MongoDB Inc 2,600 396
Nexon Co Ltd 2,800 38
PTC Inc 4,700 308
salesforce.com Inc 3,392 529
SS&C Technologies Holdings Inc 1,500 70
Take-Two Interactive Software Inc 2,400 317
Twilio Inc 5,100 665
Worldline SA/France 1,488 103
$ 5,376
Telecommunications - (0.21)%
Corning Inc 23,898 665
Nippon Telegraph & Telephone Corp 7,900 379
Nokia OYJ 212,024 1,049
Orange SA 18,205 277
Swisscom AG 1,144 573
$ 2,943
Toys, Games & Hobbies - (0.02)%
Hasbro Inc 2,621 290
Transportation - (0.42)%
AP Moller - Maersk A/S - B 585 623
FedEx Corp 9,690 1,537
Getlink SE 57,003 802
JB Hunt Transport Services Inc 2,266 245
Keio Corp 3,900 244
Kintetsu Group Holdings Co Ltd 11,100 552
Knight-Swift Transportation Holdings Inc 11,400 389
Mitsui OSK Lines Ltd 20,300 477
Nagoya Railroad Co Ltd 13,800 411
Odakyu Electric Railway Co Ltd 11,500 261
$ 5,541
Water - (0.10)%
American Water Works Co Inc 3,835 488
Suez 40,416 627
United Utilities Group PLC 11,430 113
$ 1,228
TOTAL COMMON STOCKS (proceeds $199,876) $ 195,627
BONDS - (2.81)%
Principal
Amount (000's) Value (000's)
Chemicals - (0.18)%
Huntsman International LLC
4.50%, 05/01/2029 $ 2,207 $ 2,351
Commercial Services - (0.05)%
Refinitiv US Holdings Inc
8.25%, 11/15/2026 652 733
Electric - (0.51)%
Comision Federal de Electricidad
6.13%, 06/16/2045 6,000 6,870
Media - (0.39)%
AMC Networks Inc
4.75%, 08/01/2025 2,328 2,377
Diamond Sports Group LLC / Diamond Sports
Finance Co
6.63%, 08/15/2027 2,626 2,751
$ 5,128
Packaging & Containers - (0.09)%
Plastipak Holdings Inc
6.25%, 10/15/2025 1,370 1,247
Real Estate - (0.03)%
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023 434 376

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
185
Short Sales Outstanding
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - (0.11)%
CBL & Associates LP
5.25%, 12/01/2023 $ 1,566 $ 994
5.95%, 12/15/2026 836 548
$ 1,542
Retail - (0.07)%
Staples Inc
10.75%, 04/15/2027 870 879
Software - (0.09)%
Rackspace Hosting Inc
8.63%, 11/15/2024 1,300 1,193
Sovereign - (1.29)%
Argentine Republic Government International
Bond
6.88%, 01/11/2048 2,758 1,045
7.13%, 06/28/2117 6,362 2,418
7.50%, 04/22/2026 8,520 3,280
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 4,949 5,149
5.88%, 06/22/2030 4,318 4,748
Turkey Government International Bond
11.88%, 01/15/2030 497 664
$ 17,304
Telecommunications - 0.00%
Frontier Communications Corp
10.50%, 09/15/2022 104 54
TOTAL BONDS (proceeds $41,734) $ 37,677
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (32.02)%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (2.43)%
3.00%, 10/01/2046 $ 23,137 $ 23,577
3.00%, 11/01/2048 8,816 8,976
$ 32,553
U.S. Treasury - (28.63)%
1.50%, 08/15/2022 61,730 61,853
1.63%, 06/30/2021 51,150 51,212
1.75%, 07/31/2021 30,674 30,800
1.75%, 06/15/2022 16,779 16,924
1.75%, 06/30/2024 28,230 28,681
1.88%, 08/31/2024 51,907 53,055
2.00%, 12/31/2021 38,885 39,331
2.00%, 07/31/2022 24,963 25,367
2.38%, 05/15/2027 19,413 20,699
2.38%, 05/15/2029 26,775 28,855
2.63%, 02/15/2029 1,142 1,254
2.88%, 11/30/2025 22,172 24,049
3.38%, 11/15/2048 975 1,282
$ 383,362
U.S. Treasury Inflation-Indexed Obligations - (0.96)%
0.25%, 07/15/2029 1,766 1,819
0.88%, 01/15/2029 10,083 10,923
$ 12,742
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $419,110) $ 428,657
TOTAL SHORT SALES (proceeds $662,319) $ 663,058

Schedule of Investments
Global Opportunities Fund
August 31, 2019
See accompanying notes.
186
INVESTMENT COMPANIES - 0.98% Shares Held Value (000's)
Money Market Funds - 0.98%
BlackRock Liquidity FedFund 2.01%
(a),(b)
128,381 $ 128
Principal Government Money Market Fund
1.97%
(a),(c)
27,660 28
$ 156
TOTAL INVESTMENT COMPANIES $ 156
COMMON STOCKS - 94.47% Shares Held Value (000's)
Aerospace & Defense - 0.95%
Boeing Co/The 415 151
Agriculture - 1.12%
Philip Morris International Inc 2,459 177
Apparel - 3.00%
Capri Holdings Ltd
( d)
4,591 121
Feng TAY Enterprise Co Ltd 13,700 89
Fila Korea Ltd 2,592 123
Yue Yuen Industrial Holdings Ltd 56,000 143
$ 476
Automobile Manufacturers - 3.10%
Ferrari NV 1,032 163
Kia Motors Corp 3,823 138
Toyota Motor Corp 2,900 190
$ 491
Banks - 5.33%
Banco Comercial Portugues SA 566,184 120
Bank Leumi Le-Israel BM 24,380 166
IBERIABANK Corp 2,410 166
ICICI Bank Ltd ADR 15,641 176
Synovus Financial Corp 6,096 217
$ 845
Beverages - 0.62%
Coca-Cola HBC AG
( d)
2,953 98
Commercial Services - 1.24%
PayPal Holdings Inc
( d)
1,800 196
Computers - 1.99%
CyberArk Software Ltd
( d)
1,612 181
Lenovo Group Ltd 204,000 134
$ 315
Cosmetics & Personal Care - 2.00%
Colgate-Palmolive Co 4,289 318
Diversified Financial Services - 3.03%
AerCap Holdings NV
( d)
351 19
LPL Financial Holdings Inc 1,947 146
Mastercard Inc 1,125 316
$ 481
Electric - 2.06%
American Electric Power Co Inc 1,787 163
Iberdrola SA 15,841 163
$ 326
Electrical Components & Equipment - 2.46%
AMETEK Inc 2,759 237
Delta Electronics Inc 33,000 154
$ 391
Electronics - 1.30%
Honeywell International Inc 1,258 207
Energy - Alternate Sources - 1.07%
Vestas Wind Systems A/S 2,294 169
Engineering & Construction - 2.09%
ACS Actividades de Construccion y Servicios SA 4,424 167
Vinci SA 1,497 164
$ 331
Environmental Control - 0.99%
Waste Management Inc 1,314 157
Food - 2.67%
Nestle SA 2,635 296
WH Group Ltd
( e)
159,500 128
$ 424
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 3.96%
Danaher Corp 1,657 $ 236
Sonova Holding AG 703 163
Thermo Fisher Scientific Inc 799 229
$ 628
Healthcare - Services - 3.57%
ICON PLC
( d)
1,328 204
Lonza Group AG
( d)
470 167
Syneos Health Inc
( d)
3,709 195
$ 566
Home Furnishings - 0.65%
Sony Corp 1,800 103
Insurance - 5.58%
Athene Holding Ltd
( d)
4,322 168
Fairfax Financial Holdings Ltd 300 134
Legal & General Group PLC 54,479 146
NN Group NV 3,869 130
Ping An Insurance Group Co of China Ltd 16,000 183
Prudential Financial Inc 1,550 124
$ 885
Internet - 8.63%
Alphabet Inc - A Shares
( d)
350 417
Amazon.com Inc
( d)
86 153
eBay Inc 3,844 155
Facebook Inc
( d)
2,037 378
Tencent Holdings Ltd 3,400 140
Uber Technologies Inc
( d),(f)
3,877 126
$ 1,369
Media - 2.52%
Altice USA Inc
( d)
5,537 160
Comcast Corp - Class A 5,428 240
$ 400
Mining - 1.16%
MMC Norilsk Nickel PJSC ADR 7,519 184
Oil & Gas - 6.24%
BP PLC 33,317 203
ConocoPhillips 4,878 254
LUKOIL PJSC ADR 1,457 117
Marathon Petroleum Corp 3,469 171
Petrobras Distribuidora SA 15,900 110
Petroleo Brasileiro SA 19,800 134
$ 989
Pharmaceuticals - 5.21%
Merck & Co Inc 2,753 238
Merck KGaA 1,525 163
Novartis AG 1,973 178
Roche Holding AG 908 248
$ 827
Pipelines - 1.13%
TC Energy Corp 3,500 179
Private Equity - 2.57%
3i Group PLC 15,821 212
Brookfield Asset Management Inc 3,800 196
$ 408
Real Estate - 1.53%
CK Asset Holdings Ltd 14,000 95
Sun Hung Kai Properties Ltd 10,500 148
$ 243
REITs - 2.28%
Equity LifeStyle Properties Inc 1,489 201
Liberty Property Trust 3,069 160
$ 361
Retail - 3.76%
Alimentation Couche-Tard Inc 3,200 201
O'Reilly Automotive Inc
( d)
521 200
TJX Cos Inc/The 3,549 195
$ 596

Schedule of Investments
Global Opportunities Fund
August 31, 2019
See accompanying notes.
187
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2.76%
Realtek Semiconductor Corp 16,000 $ 110
Samsung Electronics Co Ltd 4,214 153
Taiwan Semiconductor Manufacturing Co Ltd
ADR
4,102 175
$ 438
Software - 3.06%
Microsoft Corp 3,518 485
Telecommunications - 4.12%
China Mobile Ltd 17,500 145
Nice Ltd ADR
(d)
1,485 228
SoftBank Group Corp 2,800 127
Telefonaktiebolaget LM Ericsson 19,727 154
$ 654
Toys, Games & Hobbies - 0.72%
Nintendo Co Ltd 300 114
TOTAL COMMON STOCKS $ 14,982
Total Investments $ 15,138
Other Assets and Liabilities -  4.55% 721
TOTAL NET ASSETS - 100.00% $ 15,859
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $128 or
0.81% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $128 or 0.81% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Country Percent
United States 43.65%
Switzerland 7.24%
Canada 4.48%
United Kingdom 4.30%
Hong Kong 4.15%
Israel 3.63%
Japan 3.37%
Taiwan, Province Of China 3.32%
China 2.88%
Korea, Republic Of 2.62%
Spain 2.08%
Russian Federation 1.90%
Brazil 1.54%
Ireland 1.41%
India 1.11%
Denmark 1.07%
Bermuda 1.06%
France 1.04%
Germany 1.03%
Italy 1.03%
Sweden 0.97%
Netherlands 0.82%
Portugal 0.75%
Other Assets and Liabilities
4.55%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 13,829 $ 57,040 $ 70,841 $ 28
$ 13,829 $ 57,040 $ 70,841 $ 28
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 44 $ — $ — $ —
$ 44 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Equity Index Fund
August 31, 2019
See accompanying notes.
188
INVESTMENT COMPANIES - 2.46% Shares Held Value (000's)
Exchange-Traded Funds - 1.50%
iShares MSCI EAFE ETF 261,003 $ 16,49 9
Money Market Funds - 0.96%
BlackRock Liquidity FedFund 2.01%
(a),(b)
4,394,419 4,39 4
Principal Government Money Market Fund
1.97%
(a),(c)
6,107,154 6,107
$ 10,50 1
TOTAL INVESTMENT COMPANIES $ 27,000
COMMON STOCKS - 96.88% Shares Held Value (000's)
Advertising - 0.28%
Dentsu Inc 17,200 587
Hakuhodo DY Holdings Inc 18,700 276
JCDecaux SA 5,934 159
Publicis Groupe SA 16,865 809
WPP PLC 100,519 1,189
$ 3,020
Aerospace & Defense - 1.57%
Airbus SE 46,485 6,405
BAE Systems PLC 255,111 1,697
Dassault Aviation SA 199 283
Elbit Systems Ltd 1,933 299
IHI Corp 11,800 229
Kawasaki Heavy Industries Ltd 11,400 223
Leonardo SpA 32,238 396
Meggitt PLC 61,890 467
MTU Aero Engines AG 4,142 1,134
Rolls-Royce Holdings PLC
(d)
136,539 1,283
Safran SA 26,071 3,787
Thales SA 8,487 981
$ 17,184
Agriculture - 1.01%
British American Tobacco PLC 182,714 6,409
Golden Agri-Resources Ltd 497,500 95
Imperial Brands PLC 76,211 1,975
Japan Tobacco Inc 95,600 2,018
Swedish Match AB 13,539 531
$ 11,028
Airlines - 0.12%
ANA Holdings Inc 9,200 314
Deutsche Lufthansa AG 18,928 292
easyJet PLC 12,657 149
Japan Airlines Co Ltd 9,200 287
Singapore Airlines Ltd 43,100 274
$ 1,316
Apparel - 1.81%
Adidas AG 14,368 4,257
Burberry Group PLC 32,777 867
Hermes International 2,523 1,723
Kering SA 6,036 2,925
LVMH Moet Hennessy Louis Vuitton SE 22,129 8,825
Moncler SpA 14,382 541
Puma SE 6,607 503
Yue Yuen Industrial Holdings Ltd 57,500 147
$ 19,788
Automobile Manufacturers - 2.89%
Bayerische Motoren Werke AG 26,374 1,764
Daimler AG 72,437 3,408
Ferrari NV 9,730 1,536
Fiat Chrysler Automobiles NV 86,463 1,131
Hino Motors Ltd 22,900 180
Honda Motor Co Ltd 129,900 3,078
Isuzu Motors Ltd 44,000 473
Mazda Motor Corp 45,400 380
Mitsubishi Motors Corp 53,600 224
Nissan Motor Co Ltd 185,000 1,143
Peugeot SA 46,850 1,047
Renault SA 15,312 878
Subaru Corp 49,100 1,314
Suzuki Motor Corp 29,300 1,128
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Corp 181,900 $ 11,912
Volkswagen AG 2,586 423
Volvo AB - B Shares 118,314 1,637
$ 31,656
Automobile Parts & Equipment - 0.95%
Aisin Seiki Co Ltd 12,900 382
Bridgestone Corp 45,500 1,723
Cie Generale des Etablissements Michelin SCA 13,610 1,433
Continental AG 8,762 1,057
Denso Corp 34,500 1,446
Faurecia SE 6,047 265
JTEKT Corp 16,500 179
Koito Manufacturing Co Ltd 8,200 384
NGK Insulators Ltd 20,900 280
NGK Spark Plug Co Ltd 12,500 215
Nokian Renkaat OYJ 9,900 271
Pirelli & C SpA
(e)
31,864 166
Stanley Electric Co Ltd 10,500 261
Sumitomo Electric Industries Ltd 60,200 708
Sumitomo Rubber Industries Ltd 13,700 154
Toyoda Gosei Co Ltd 5,300 98
Toyota Industries Corp 11,600 636
Valeo SA 19,139 524
Yokohama Rubber Co Ltd/The 9,500 182
$ 10,364
Banks - 10.08%
ABN AMRO Bank NV
(e)
33,696 598
AEON Financial Service Co Ltd 9,100 133
AIB Group PLC 64,866 164
Aozora Bank Ltd 9,500 219
Australia & New Zealand Banking Group Ltd 225,683 4,060
Banco Bilbao Vizcaya Argentaria SA 531,142 2,520
Banco de Sabadell SA 448,229 384
Banco Espirito Santo SA
(d),(f),(g)
131,709 —
Banco Santander SA 1,293,352 4,898
Bank Hapoalim BM
(d)
90,365 663
Bank Leumi Le-Israel BM 118,950 811
Bank of East Asia Ltd/The 103,800 262
Bank of Ireland Group PLC 77,105 293
Bank of Kyoto Ltd/The 4,400 158
Bank of Queensland Ltd 32,324 199
Bankia SA 97,804 178
Bankinter SA 53,701 313
Barclays PLC 1,373,357 2,288
Bendigo & Adelaide Bank Ltd 39,158 295
BNP Paribas SA 89,599 4,039
BOC Hong Kong Holdings Ltd 295,000 992
CaixaBank SA 285,878 649
Chiba Bank Ltd/The 43,800 218
Commerzbank AG 79,808 452
Commonwealth Bank of Australia 141,011 7,500
Concordia Financial Group Ltd 84,400 290
Credit Agricole SA 91,333 1,041
Credit Suisse Group AG
(d)
203,604 2,382
Danske Bank A/S 51,511 678
DBS Group Holdings Ltd 143,100 2,523
Deutsche Bank AG 156,402 1,129
DNB ASA 76,680 1,235
Erste Group Bank AG
(d)
23,966 771
FinecoBank Banca Fineco SpA 48,504 502
Fukuoka Financial Group Inc 13,700 235
Hang Seng Bank Ltd 61,000 1,271
HSBC Holdings PLC 1,612,017 11,606
ING Groep NV 310,373 2,965
Intesa Sanpaolo SpA 1,185,552 2,609
Investec PLC 54,336 280
Israel Discount Bank Ltd 92,723 386
Japan Post Bank Co Ltd 32,400 295
KBC Group NV 19,890 1,151

Schedule of Investments
International Equity Index Fund
August 31, 2019
See accompanying notes.
189
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Lloyds Banking Group PLC 5,651,036 $ 3,438
Macquarie Group Ltd 25,758 2,147
Mediobanca Banca di Credito Finanziario SpA 49,472 492
Mitsubishi UFJ Financial Group Inc 980,000 4,717
Mizrahi Tefahot Bank Ltd 11,204 258
Mizuho Financial Group Inc 1,921,700 2,792
National Australia Bank Ltd 223,945 4,127
Natixis SA 75,349 292
Nordea Bank Abp 247,318 1,547
Nordea Bank Abp 3,432 21
Oversea-Chinese Banking Corp Ltd 254,400 1,950
Raiffeisen Bank International AG 11,792 258
Resona Holdings Inc 166,700 653
Royal Bank of Scotland Group PLC 385,258 867
Seven Bank Ltd 47,600 124
Shinsei Bank Ltd 15,500 212
Shizuoka Bank Ltd/The 36,300 245
Skandinaviska Enskilda Banken AB 129,643 1,116
Societe Generale SA 61,139 1,548
Standard Chartered PLC 222,407 1,690
Sumitomo Mitsui Financial Group Inc 105,900 3,470
Sumitomo Mitsui Trust Holdings Inc 26,344 860
Svenska Handelsbanken AB 122,011 1,075
Swedbank AB 72,139 928
UBS Group AG
(d)
307,395 3,264
UniCredit SpA 160,113 1,781
United Overseas Bank Ltd 100,500 1,805
Westpac Banking Corp 274,623 5,211
$ 110,523
Beverages - 2.59%
Anheuser-Busch InBev SA/NV 60,695 5,737
Asahi Group Holdings Ltd 28,800 1,343
Carlsberg A/S 8,521 1,259
Coca-Cola Amatil Ltd 40,371 295
Coca-Cola Bottlers Japan Holdings Inc 9,900 215
Coca-Cola European Partners PLC 18,737 1,056
Coca-Cola HBC AG
(d)
15,884 528
Davide Campari-Milano SpA 46,265 435
Diageo PLC 189,246 8,102
Heineken Holding NV 9,177 908
Heineken NV 20,647 2,197
Kirin Holdings Co Ltd 65,600 1,295
Pernod Ricard SA 16,914 3,229
Remy Cointreau SA
(h)
1,798 271
Suntory Beverage & Food Ltd 11,100 478
Treasury Wine Estates Ltd 57,281 722
Vitasoy International Holdings Ltd 60,000 279
$ 28,349
Biotechnology - 0.72%
BeiGene Ltd ADR
(d)
2,862 411
CSL Ltd 36,093 5,847
Genmab A/S
(d)
5,173 1,057
H Lundbeck A/S 5,552 202
PeptiDream Inc
(d)
7,400 387
$ 7,904
Building Materials - 1.34%
AGC Inc/Japan 14,500 418
Boral Ltd 93,385 267
Cie de Saint-Gobain 39,185 1,413
CRH PLC 64,081 2,145
Daikin Industries Ltd 19,700 2,436
Fletcher Building Ltd 67,975 190
Geberit AG 2,950 1,345
HeidelbergCement AG 11,854 823
Imerys SA 2,849 116
James Hardie Industries PLC 35,231 535
Kingspan Group PLC 12,231 562
LafargeHolcim Ltd
(d)
38,676 1,836
LIXIL Group Corp 21,400 350
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Rinnai Corp 2,700 $ 169
Sika AG 10,165 1,463
Taiheiyo Cement Corp 9,700 245
TOTO Ltd 11,300 408
$ 14,721
Chemicals - 3.07%
Air Liquide SA 34,217 4,767
Air Water Inc 12,000 204
Akzo Nobel NV 18,142 1,626
Arkema SA 5,483 482
Asahi Kasei Corp 100,700 910
BASF SE 73,163 4,841
Brenntag AG 12,307 594
Clariant AG
(d)
15,866 293
Covestro AG
(e)
13,848 629
Croda International PLC 10,237 588
Daicel Corp 20,000 154
EMS-Chemie Holding AG 652 389
Evonik Industries AG 14,849 380
Givaudan SA 735 1,993
Hitachi Chemical Co Ltd 8,400 262
Incitec Pivot Ltd 127,912 276
Israel Chemicals Ltd 56,092 253
Johnson Matthey PLC 15,416 548
JSR Corp 15,400 252
Kaneka Corp 3,800 114
Kansai Paint Co Ltd 14,300 297
Koninklijke DSM NV 14,452 1,797
Kuraray Co Ltd 25,600 292
LANXESS AG 6,926 418
Mitsubishi Chemical Holdings Corp 102,000 699
Mitsubishi Gas Chemical Co Inc 12,900 155
Mitsui Chemicals Inc 14,800 316
Nippon Paint Holdings Co Ltd 11,600 548
Nissan Chemical Corp 10,000 422
Nitto Denko Corp 12,500 581
Novozymes A/S 16,949 722
Shin-Etsu Chemical Co Ltd 28,900 2,911
Showa Denko KK 10,900 281
Solvay SA 5,904 597
Sumitomo Chemical Co Ltd 118,800 519
Symrise AG 10,248 958
Taiyo Nippon Sanso Corp 10,400 206
Teijin Ltd 14,300 257
Toray Industries Inc 110,600 785
Tosoh Corp 20,800 267
Umicore SA 15,702 500
Yara International ASA 14,146 613
$ 33,696
Commercial Services - 2.58%
Adecco Group AG 12,605 665
Adyen NV
(d),(e)
824 597
Amadeus IT Group SA 34,955 2,607
Ashtead Group PLC 37,209 1,033
Atlantia SpA 39,468 964
Benesse Holdings Inc 5,800 148
Brambles Ltd 127,030 966
Bureau Veritas SA 22,888 548
Dai Nippon Printing Co Ltd 19,400 419
Edenred 19,069 929
Experian PLC 72,490 2,230
G4S PLC 123,596 262
GMO Payment Gateway Inc 3,200 248
Intertek Group PLC 12,856 852
ISS A/S 12,572 320
Park24 Co Ltd 9,300 191
Persol Holdings Co Ltd 14,200 287
Randstad NV 9,491 443
Recruit Holdings Co Ltd 94,400 2,859

Schedule of Investments
International Equity Index Fund
August 31, 2019
See accompanying notes.
190
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
RELX PLC 155,401 $ 3,729
Rentokil Initial PLC 147,313 809
Secom Co Ltd 16,600 1,414
Securitas AB 24,943 374
SGS SA 425 1,047
Sohgo Security Services Co Ltd 5,700 287
Toppan Printing Co Ltd 22,300 355
Transurban Group 213,107 2,145
Wirecard AG 9,351 1,498
$ 28,226
Computers - 0.89%
Atos SE 7,828 592
Capgemini SE 12,660 1,519
Check Point Software Technologies Ltd
(d)
9,675 1,042
Computershare Ltd 38,926 403
CyberArk Software Ltd
(d)
2,994 336
Fujitsu Ltd 15,600 1,203
Ingenico Group SA 4,778 474
Itochu Techno-Solutions Corp 7,700 212
NEC Corp 19,700 843
Nomura Research Institute Ltd 27,043 537
NTT Data Corp 50,400 649
Obic Co Ltd 5,100 583
Otsuka Corp 8,300 308
Teleperformance 4,665 1,019
$ 9,720
Consumer Products - 0.48%
Henkel AG & Co KGaA 8,277 766
Reckitt Benckiser Group PLC 56,392 4,407
Societe BIC SA 2,015 129
$ 5,302
Cosmetics & Personal Care - 2.60%
Beiersdorf AG 8,029 1,012
Essity AB 48,310 1,509
Kao Corp 38,900 2,807
Kose Corp 2,700 464
Lion Corp 17,900 347
L'Oreal SA 20,128 5,496
Pigeon Corp 9,200 334
Pola Orbis Holdings Inc 7,400 176
Shiseido Co Ltd 31,800 2,599
Unicharm Corp 32,100 985
Unilever NV 116,101 7,204
Unilever PLC 88,406 5,585
$ 28,518
Distribution & Wholesale - 1.07%
Bunzl PLC 26,807 658
Ferguson PLC 18,487 1,363
ITOCHU Corp 107,400 2,140
Jardine Cycle & Carriage Ltd 8,000 178
Marubeni Corp 124,700 796
Mitsubishi Corp 107,700 2,619
Mitsui & Co Ltd 131,900 2,063
Sumitomo Corp 94,600 1,418
Toyota Tsusho Corp 16,900 523
$ 11,758
Diversified Financial Services - 1.57%
Acom Co Ltd 31,900 112
AerCap Holdings NV
(d)
10,008 537
Amundi SA
(e)
4,820 308
ASX Ltd 15,421 896
Credit Saison Co Ltd 12,400 138
Daiwa Securities Group Inc 121,900 524
Deutsche Boerse AG 15,135 2,224
Hargreaves Lansdown PLC 22,671 520
Hong Kong Exchanges & Clearing Ltd 95,200 2,905
Japan Exchange Group Inc 40,700 644
Julius Baer Group Ltd
(d)
17,828 708
London Stock Exchange Group PLC 25,060 2,126
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Magellan Financial Group Ltd 9,874 $ 337
Mebuki Financial Group Inc 70,600 157
Mitsubishi UFJ Lease & Finance Co Ltd 32,300 174
Nomura Holdings Inc 264,500 1,066
ORIX Corp 105,500 1,557
SBI Holdings Inc/Japan 18,890 377
Schroders PLC 9,903 330
Singapore Exchange Ltd 64,200 379
St James's Place PLC 42,292 474
Standard Life Aberdeen PLC 192,871 587
Tokyo Century Corp 3,400 137
$ 17,217
Electric - 2.77%
AGL Energy Ltd 52,242 666
AusNet Services 145,482 176
Chubu Electric Power Co Inc 51,300 756
Chugoku Electric Power Co Inc/The 22,300 285
CLP Holdings Ltd 131,500 1,353
E.ON SE 175,333 1,631
EDP - Energias de Portugal SA 203,888 771
Electric Power Development Co Ltd 11,700 271
Electricite de France SA 47,958 583
Endesa SA 25,302 650
Enel SpA 647,876 4,700
Engie SA 145,491 2,212
Fortum Oyj 35,380 779
HK Electric Investments & HK Electric
Investments Ltd
212,000 203
Iberdrola SA 478,330 4,924
Innogy SE
(e)
11,063 551
Kansai Electric Power Co Inc/The 56,100 682
Kyushu Electric Power Co Inc 30,300 299
Meridian Energy Ltd 102,081 320
Origin Energy Ltd 140,292 720
Orsted A/S
(e)
15,069 1,438
Power Assets Holdings Ltd 111,000 738
Red Electrica Corp SA 34,482 685
RWE AG 43,570 1,242
Sembcorp Industries Ltd 78,400 117
SSE PLC 82,332 1,155
Terna Rete Elettrica Nazionale SpA 112,078 706
Tohoku Electric Power Co Inc 34,100 341
Tokyo Electric Power Co Holdings Inc
(d)
121,700 579
Uniper SE 16,033 487
Verbund AG 5,424 323
$ 30,343
Electrical Components & Equipment - 0.56%
Brother Industries Ltd 17,800 308
Casio Computer Co Ltd 15,600 218
Legrand SA 21,253 1,500
Prysmian SpA 19,225 422
Schneider Electric SE 43,812 3,670
$ 6,118
Electronics - 1.55%
ABB Ltd 146,802 2,792
Alps Alpine Co Ltd 16,600 289
Assa Abloy AB 79,841 1,667
Halma PLC 30,243 725
Hirose Electric Co Ltd 2,599 295
Hitachi High-Technologies Corp 5,500 296
Hoya Corp 30,300 2,463
Kyocera Corp 25,500 1,513
MINEBEA MITSUMI Inc 29,000 446
Murata Manufacturing Co Ltd 45,600 1,896
Nidec Corp 17,800 2,316
Nippon Electric Glass Co Ltd 6,300 131
Omron Corp 15,300 756
TDK Corp 10,200 809
Venture Corp Ltd 22,000 240

Schedule of Investments
International Equity Index Fund
August 31, 2019
See accompanying notes.
191
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Yokogawa Electric Corp 18,200 $ 330
$ 16,964
Energy - Alternate Sources - 0.12%
Siemens Gamesa Renewable Energy SA 18,991 259
Vestas Wind Systems A/S 15,053 1,107
$ 1,366
Engineering & Construction - 1.47%
ACS Actividades de Construccion y Servicios SA 20,854 789
Aena SME SA
(e)
5,377 971
Aeroports de Paris 2,365 409
Auckland International Airport Ltd 77,192 468
Bouygues SA 17,757 674
Cellnex Telecom SA
(d),(e)
15,464 620
CIMIC Group Ltd 7,749 162
CK Infrastructure Holdings Ltd 53,500 360
Eiffage SA 6,245 647
Ferrovial SA 38,543 1,097
Fraport AG Frankfurt Airport Services Worldwide 3,315 278
HOCHTIEF AG 1,969 215
Japan Airport Terminal Co Ltd 4,000 159
JGC Corp 17,500 203
Kajima Corp 35,900 436
Keppel Corp Ltd 115,900 487
Lendlease Group 44,937 516
NWS Holdings Ltd 124,500 214
Obayashi Corp 51,800 477
SATS Ltd 53,800 186
Shimizu Corp 47,200 393
Singapore Technologies Engineering Ltd 124,500 353
Skanska AB 27,095 508
Sydney Airport 88,098 500
Taisei Corp 16,100 569
Vinci SA 40,647 4,441
$ 16,132
Entertainment - 0.54%
Aristocrat Leisure Ltd 45,779 917
Flutter Entertainment PLC 6,223 512
Genting Singapore Ltd 481,900 309
GVC Holdings PLC 46,353 356
Merlin Entertainments PLC
(e)
57,102 314
Oriental Land Co Ltd/Japan 15,800 2,298
Sankyo Co Ltd 3,600 125
Sega Sammy Holdings Inc 13,600 186
Tabcorp Holdings Ltd 160,851 511
Toho Co Ltd/Tokyo 8,900 377
$ 5,905
Environmental Control - 0.02%
Kurita Water Industries Ltd 8,000 208
Food - 5.53%
a2 Milk Co Ltd
(d)
58,540 532
Aeon Co Ltd
(h)
52,100 923
Ajinomoto Co Inc 35,000 638
Associated British Foods PLC 28,379 785
Barry Callebaut AG 174 357
Calbee Inc 6,500 198
Carrefour SA 47,153 804
Casino Guichard Perrachon SA
(h)
4,371 184
Chocoladefabriken Lindt & Spruengli AG - PC 85 630
Chocoladefabriken Lindt & Spruengli AG - REG 8 658
Chr Hansen Holding A/S 8,402 706
Coles Group Ltd 90,319 842
Colruyt SA 4,446 228
Dairy Farm International Holdings Ltd 26,900 192
Danone SA 49,184 4,406
ICA Gruppen AB 7,210 354
J Sainsbury PLC 140,662 336
Jardine Strategic Holdings Ltd 17,605 557
Jeronimo Martins SGPS SA
(h)
20,051 331
Kerry Group PLC 12,647 1,505
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kikkoman Corp 11,500 $ 517
Koninklijke Ahold Delhaize NV 94,292 2,209
MEIJI Holdings Co Ltd 9,100 632
METRO AG
(h)
14,345 222
Mowi ASA 34,941 836
Nestle SA 243,988 27,418
NH Foods Ltd 6,600 253
Nisshin Seifun Group Inc 15,795 297
Nissin Foods Holdings Co Ltd 5,000 346
Ocado Group PLC
(d)
36,223 572
Orkla ASA 60,875 558
Seven & i Holdings Co Ltd 60,000 2,122
Tesco PLC 780,118 2,085
Toyo Suisan Kaisha Ltd 7,100 289
Wesfarmers Ltd 90,319 2,379
WH Group Ltd
(e)
762,000 611
Wilmar International Ltd 153,100 420
Wm Morrison Supermarkets PLC 190,563 425
Woolworths Group Ltd 100,264 2,551
Yakult Honsha Co Ltd 9,400 541
Yamazaki Baking Co Ltd 9,700 168
$ 60,617
Food Service - 0.37%
Compass Group PLC 126,357 3,204
Sodexo SA 7,047 799
$ 4,003
Forest Products & Paper - 0.30%
Mondi PLC 38,678 754
Oji Holdings Corp 68,800 320
Smurfit Kappa Group PLC 17,974 555
Stora Enso Oyj 46,340 520
UPM-Kymmene Oyj 42,517 1,149
$ 3,298
Gas - 0.75%
Centrica PLC 455,209 386
Enagas SA 18,067 393
Hong Kong & China Gas Co Ltd 809,020 1,560
National Grid PLC 271,773 2,847
Naturgy Energy Group SA 23,914 627
Osaka Gas Co Ltd 29,900 535
Snam SpA 162,254 823
Toho Gas Co Ltd 6,000 233
Tokyo Gas Co Ltd 30,500 770
$ 8,174
Hand & Machine Tools - 0.28%
Disco Corp 2,200 399
Fuji Electric Co Ltd 10,100 287
Makita Corp 17,800 523
Schindler Holding AG - PC 3,244 743
Schindler Holding AG - REG 1,603 364
Techtronic Industries Co Ltd 110,000 759
$ 3,075
Healthcare - Products - 1.89%
Alcon Inc
(d)
33,090 2,012
Asahi Intecc Co Ltd 15,600 348
Carl Zeiss Meditec AG 3,205 370
Cochlear Ltd 4,597 673
Coloplast A/S 9,463 1,128
Demant A/S
(d)
8,791 266
EssilorLuxottica SA 22,577 3,334
Fisher & Paykel Healthcare Corp Ltd 45,709 479
Koninklijke Philips NV 73,778 3,478
Olympus Corp 92,900 1,086
QIAGEN NV
(d)
18,080 630
Sartorius Stedim Biotech 2,202 341
Shimadzu Corp 17,800 442
Siemens Healthineers AG
(e)
11,949 470
Smith & Nephew PLC 69,679 1,670
Sonova Holding AG 4,423 1,028

Schedule of Investments
International Equity Index Fund
August 31, 2019
See accompanying notes.
192
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Straumann Holding AG 822 $ 646
Sysmex Corp 13,200 841
Terumo Corp 51,300 1,489
$ 20,731
Healthcare - Services - 0.66%
BioMerieux 3,300 268
Eurofins Scientific SE
(h)
913 418
Fresenius Medical Care AG & Co KGaA 17,168 1,155
Fresenius SE & Co KGaA 33,243 1,616
Lonza Group AG
(d)
5,932 2,106
NMC Health PLC
(h)
7,482 229
Ramsay Health Care Ltd 11,268 498
Ryman Healthcare Ltd 31,864 261
Sonic Healthcare Ltd 35,861 710
$ 7,261
Holding Companies - Diversified - 0.33%
CK Hutchison Holdings Ltd 215,632 1,875
Jardine Matheson Holdings Ltd 17,585 956
Swire Pacific Ltd 40,000 391
Washington H Soul Pattinson & Co Ltd 9,536 134
Wharf Holdings Ltd/The 97,000 212
$ 3,568
Home Builders - 0.46%
Barratt Developments PLC 80,795 624
Berkeley Group Holdings PLC 9,764 466
Daiwa House Industry Co Ltd 45,100 1,413
Iida Group Holdings Co Ltd 11,820 184
Persimmon PLC 25,372 589
Sekisui Chemical Co Ltd 29,100 419
Sekisui House Ltd 49,700 881
Taylor Wimpey PLC 261,236 465
$ 5,041
Home Furnishings - 0.76%
Electrolux AB 17,967 402
Hoshizaki Corp 4,300 309
Panasonic Corp 175,900 1,355
SEB SA 1,799 280
Sharp Corp/Japan 17,000 175
Sony Corp 101,200 5,764
$ 8,285
Insurance - 5.31%
Admiral Group PLC 15,064 395
Aegon NV 141,894 540
Ageas 14,222 762
AIA Group Ltd 962,800 9,317
Allianz SE 33,811 7,462
AMP Ltd 267,069 305
Assicurazioni Generali SpA 87,520 1,591
Aviva PLC 311,987 1,347
AXA SA 154,473 3,542
Baloise Holding AG 3,887 665
Challenger Ltd 43,846 198
CNP Assurances 13,675 248
Dai-ichi Life Holdings Inc 86,000 1,170
Direct Line Insurance Group PLC 109,529 378
Gjensidige Forsikring ASA 15,933 308
Hannover Rueck SE 4,803 765
Insurance Australia Group Ltd 184,091 998
Japan Post Holdings Co Ltd 125,500 1,140
Legal & General Group PLC 474,831 1,272
Mapfre SA 85,859 224
Medibank Pvt Ltd 219,376 538
MS&AD Insurance Group Holdings Inc 37,700 1,197
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
11,497 2,753
NN Group NV 24,031 805
Prudential PLC 203,898 3,399
QBE Insurance Group Ltd 105,259 887
RSA Insurance Group PLC 82,151 524
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Sampo Oyj 35,314 $ 1,403
SCOR SE 12,622 504
Sompo Holdings Inc 26,650 1,062
Sony Financial Holdings Inc 12,200 281
Suncorp Group Ltd 103,436 960
Swiss Life Holding AG 2,726 1,296
Swiss Re AG 24,276 2,342
T&D Holdings Inc 44,400 431
Tokio Marine Holdings Inc 50,900 2,618
Tryg A/S 9,628 288
Zurich Insurance Group AG 12,056 4,296
$ 58,211
Internet - 0.57%
Auto Trader Group PLC
(e)
74,019 480
CyberAgent Inc 8,000 360
Delivery Hero SE
(d),(e)
9,016 457
Iliad SA 2,109 221
Kakaku.com Inc 11,000 275
LINE Corp
(d)
4,900 173
M3 Inc 35,100 744
Mercari Inc
(d)
6,000 140
MonotaRO Co Ltd 10,000 245
Rakuten Inc 68,600 645
SEEK Ltd 26,573 363
Trend Micro Inc/Japan 9,900 479
United Internet AG 9,798 322
Wix.com Ltd
(d)
3,773 529
Yahoo Japan Corp 212,500 530
ZOZO Inc 16,200 323
$ 6,286
Investment Companies - 0.50%
Eurazeo SE 3,200 212
EXOR NV 8,639 587
Groupe Bruxelles Lambert SA 6,427 601
Industrivarden AB 13,306 279
Investor AB 36,282 1,704
Kinnevik AB 19,271 526
L E Lundbergforetagen AB 6,054 227
Melrose Industries PLC 386,993 855
Pargesa Holding SA 3,076 225
Wendel SA 2,150 301
$ 5,517
Iron & Steel - 0.39%
ArcelorMittal 52,912 762
BlueScope Steel Ltd 41,298 348
Evraz PLC 40,479 245
Fortescue Metals Group Ltd 110,368 595
Hitachi Metals Ltd 17,100 184
JFE Holdings Inc 39,300 459
Kobe Steel Ltd 24,800 129
Nippon Steel Corp 64,477 900
thyssenkrupp AG 32,234 395
voestalpine AG
(h)
9,246 213
$ 4,230
Leisure Products & Services - 0.25%
Carnival PLC 13,049 550
Flight Centre Travel Group Ltd 4,429 139
Shimano Inc 5,800 833
TUI AG 35,124 350
Yamaha Corp 11,400 491
Yamaha Motor Co Ltd 22,300 364
$ 2,727
Lodging - 0.50%
Accor SA 14,633 632
City Developments Ltd 36,300 250
Crown Resorts Ltd 29,668 240
Galaxy Entertainment Group Ltd 173,000 1,083
InterContinental Hotels Group PLC 13,774 862
Melco Resorts & Entertainment Ltd ADR 16,741 348

Schedule of Investments
International Equity Index Fund
August 31, 2019
See accompanying notes.
193
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging (continued)
MGM China Holdings Ltd 74,000 $ 110
Sands China Ltd 193,200 875
Shangri-La Asia Ltd 102,166 107
SJM Holdings Ltd 156,000 147
Whitbread PLC 10,647 568
Wynn Macau Ltd 124,400 248
$ 5,470
Machinery - Construction & Mining - 0.84%
Epiroc AB - A Shares 52,496 545
Epiroc AB - B Shares 31,065 308
Hitachi Construction Machinery Co Ltd 8,700 186
Hitachi Ltd 76,900 2,623
Komatsu Ltd 73,600 1,559
Mitsubishi Electric Corp 145,500 1,751
Mitsubishi Heavy Industries Ltd 25,500 957
Sandvik AB 89,929 1,292
$ 9,221
Machinery - Diversified - 1.82%
Amada Holdings Co Ltd 26,400 274
ANDRITZ AG 5,799 204
Atlas Copco AB - A Shares 53,491 1,599
Atlas Copco AB - B Shares 31,085 829
CNH Industrial NV 80,909 835
Daifuku Co Ltd 8,000 377
FANUC Corp 15,400 2,667
GEA Group AG 12,222 329
Hexagon AB 20,741 924
Husqvarna AB 33,270 258
Keyence Corp 7,280 4,302
KION Group AG 5,173 251
Kone Oyj 27,074 1,567
Kubota Corp 83,500 1,196
Metso OYJ 8,383 315
Nabtesco Corp 9,000 258
SMC Corp/Japan 4,500 1,697
Spirax-Sarco Engineering PLC 5,864 575
Sumitomo Heavy Industries Ltd 8,800 253
THK Co Ltd 9,600 222
Weir Group PLC/The 20,679 370
Yaskawa Electric Corp
(h)
19,000 636
$ 19,938
Media - 0.64%
Axel Springer SE 3,758 260
Bollore SA 69,952 297
Informa PLC 99,715 1,056
ITV PLC 288,588 408
Pearson PLC 62,246 631
RTL Group SA
(h)
3,082 144
Schibsted ASA - B Shares 7,808 226
Singapore Press Holdings Ltd 128,800 184
Telenet Group Holding NV 3,643 182
Vivendi SA 73,008 2,042
Wolters Kluwer NV 22,282 1,604
$ 7,034
Metal Fabrication & Hardware - 0.16%
Maruichi Steel Tube Ltd 4,600 112
MISUMI Group Inc 22,600 511
NSK Ltd 28,600 229
SKF AB 30,271 489
Tenaris SA 37,616 409
$ 1,750
Mining - 2.25%
Alumina Ltd
(h)
194,991 285
Anglo American PLC 83,944 1,819
Antofagasta PLC 31,413 332
BHP Group Ltd 234,657 5,760
BHP Group PLC 168,242 3,640
Boliden AB
(d)
21,788 483
Fresnillo PLC 17,610 158
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Glencore PLC
(d)
874,538 $ 2,509
Mitsubishi Materials Corp 8,900 216
Newcrest Mining Ltd 61,215 1,530
Norsk Hydro ASA 107,127 336
Rio Tinto Ltd 29,570 1,744
Rio Tinto PLC 90,440 4,584
South32 Ltd 400,726 708
Sumitomo Metal Mining Co Ltd 18,600 523
$ 24,627
Miscellaneous Manufacturers - 1.04%
Alfa Laval AB 25,061 462
Alstom SA 12,506 535
FUJIFILM Holdings Corp 28,700 1,227
Knorr-Bremse AG 3,852 360
Nikon Corp 25,700 318
Orica Ltd 30,266 438
Siemens AG 60,938 6,094
Smiths Group PLC 31,540 643
Toshiba Corp 41,200 1,279
$ 11,356
Office & Business Equipment - 0.28%
Canon Inc 79,800 2,069
Konica Minolta Inc 36,200 257
Ricoh Co Ltd 53,500 494
Seiko Epson Corp 22,400 298
$ 3,118
Oil & Gas - 4.77%
Aker BP ASA 8,607 227
BP PLC 1,620,673 9,870
Caltex Australia Ltd 19,892 321
DCC PLC 7,829 667
Eni SpA 202,642 3,059
Equinor ASA 79,784 1,361
Galp Energia SGPS SA 39,930 574
Idemitsu Kosan Co Ltd 15,781 423
Inpex Corp 81,700 705
JXTG Holdings Inc 256,330 1,058
Lundin Petroleum AB 14,913 455
Neste Oyj 33,700 1,063
Oil Search Ltd 109,310 487
OMV AG 11,731 599
Repsol SA 115,750 1,684
Royal Dutch Shell PLC - A Shares 346,751 9,634
Royal Dutch Shell PLC - B Shares 298,354 8,261
Santos Ltd 141,035 683
TOTAL SA 190,459 9,511
Woodside Petroleum Ltd 74,572 1,611
$ 52,253
Oil & Gas Services - 0.04%
John Wood Group PLC 54,290 250
WorleyParsons Ltd 26,872 222
$ 472
Packaging & Containers - 0.02%
Toyo Seikan Group Holdings Ltd 11,400 166
Pharmaceuticals - 8.29%
Alfresa Holdings Corp 15,000 339
Astellas Pharma Inc 150,400 2,076
AstraZeneca PLC 104,490 9,333
Bayer AG 74,284 5,521
Chugai Pharmaceutical Co Ltd 17,800 1,271
Daiichi Sankyo Co Ltd 45,000 2,968
Eisai Co Ltd 20,000 1,021
GlaxoSmithKline PLC 397,312 8,280
Grifols SA 23,761 754
Hisamitsu Pharmaceutical Co Inc 4,200 170
Ipsen SA 3,004 316
Kobayashi Pharmaceutical Co Ltd 3,900 292
Kyowa Kirin Co Ltd 19,500 357

Schedule of Investments
International Equity Index Fund
August 31, 2019
See accompanying notes.
194
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Medipal Holdings Corp 14,600 $ 310
Merck KGaA 10,295 1,103
Mitsubishi Tanabe Pharma Corp 18,000 198
Novartis AG 171,123 15,427
Novo Nordisk A/S 140,946 7,344
Ono Pharmaceutical Co Ltd 30,300 559
Orion Oyj 8,318 309
Otsuka Holdings Co Ltd 31,000 1,274
Recordati SpA 8,329 365
Roche Holding AG 55,964 15,293
Sanofi 89,621 7,699
Santen Pharmaceutical Co Ltd 28,800 504
Shionogi & Co Ltd 21,500 1,151
Sumitomo Dainippon Pharma Co Ltd 12,700 221
Suzuken Co Ltd/Aichi Japan 5,700 306
Taisho Pharmaceutical Holdings Co Ltd 2,900 202
Takeda Pharmaceutical Co Ltd 118,400 3,992
Teva Pharmaceutical Industries Ltd ADR
(d)
87,022 600
UCB SA 10,071 753
Vifor Pharma AG 3,624 576
$ 90,884
Pipelines - 0.09%
APA Group 93,988 696
Koninklijke Vopak NV 5,600 267
$ 963
Private Equity - 0.20%
3i Group PLC 77,508 1,036
Partners Group Holding AG 1,488 1,211
$ 2,247
Real Estate - 1.71%
Aeon Mall Co Ltd 8,250 130
Aroundtown SA 72,443 603
Azrieli Group Ltd 3,381 252
CapitaLand Ltd 204,300 510
CK Asset Holdings Ltd 206,132 1,396
Daito Trust Construction Co Ltd 5,600 721
Deutsche Wohnen SE 28,438 1,008
Hang Lung Properties Ltd 162,000 365
Henderson Land Development Co Ltd 116,982 543
Hongkong Land Holdings Ltd 92,925 507
Hulic Co Ltd 21,300 203
Hysan Development Co Ltd 51,000 206
Kerry Properties Ltd 52,500 177
Mitsubishi Estate Co Ltd 94,300 1,804
Mitsui Fudosan Co Ltd 71,200 1,705
New World Development Co Ltd 489,000 608
Nomura Real Estate Holdings Inc 10,000 212
REA Group Ltd 4,197 295
Sino Land Co Ltd 247,073 352
Sumitomo Realty & Development Co Ltd 26,500 996
Sun Hung Kai Properties Ltd 127,500 1,802
Swire Properties Ltd 93,400 306
Swiss Prime Site AG
(d)
6,049 603
Tokyu Fudosan Holdings Corp 48,700 302
UOL Group Ltd 37,000 196
Vonovia SE 40,452 2,018
Wharf Real Estate Investment Co Ltd 97,000 524
Wheelock & Co Ltd 66,000 383
$ 18,727
REITs - 1.61%
Ascendas Real Estate Investment Trust 198,350 440
British Land Co PLC/The 71,653 445
CapitaLand Commercial Trust 209,200 321
CapitaLand Mall Trust 205,700 393
Covivio 3,647 388
Daiwa House REIT Investment Corp 148 391
Dexus 86,953 755
Gecina SA 3,645 578
Goodman Group 130,040 1,270
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
GPT Group/The 154,270 $ 663
ICADE 2,375 210
Japan Prime Realty Investment Corp 62 283
Japan Real Estate Investment Corp 104 692
Japan Retail Fund Investment Corp
(h)
208 416
Klepierre SA 15,819 483
Land Securities Group PLC 56,111 530
Link REIT 168,500 1,889
Mirvac Group 311,549 669
Nippon Building Fund Inc 107 786
Nippon Prologis REIT Inc
(d)
158 428
Nomura Real Estate Master Fund Inc
(d)
325 567
Scentre Group 423,535 1,151
Segro PLC 87,085 833
Stockland 189,930 577
Suntec Real Estate Investment Trust 155,900 217
Unibail-Rodamco-Westfield 11,017 1,442
United Urban Investment Corp 230 431
Vicinity Centres 255,384 445
$ 17,693
Retail - 1.71%
ABC-Mart Inc 2,700 173
Cie Financiere Richemont SA 41,580 3,231
Dufry AG
(d)
3,433 279
FamilyMart Co Ltd
(h)
20,200 465
Fast Retailing Co Ltd 4,600 2,691
Harvey Norman Holdings Ltd 42,290 125
Hennes & Mauritz AB 63,994 1,226
HUGO BOSS AG 5,047 282
Industria de Diseno Textil SA 86,891 2,689
Isetan Mitsukoshi Holdings Ltd 26,900 204
J Front Retailing Co Ltd
(h)
18,400 208
Kingfisher PLC 168,085 398
Lawson Inc 4,000 199
Marks & Spencer Group PLC 155,333 365
Marui Group Co Ltd 15,200 302
McDonald's Holdings Co Japan Ltd 5,300 249
Next PLC 10,790 781
Nitori Holdings Co Ltd 6,300 908
Pan Pacific International Holdings Corp 35,200 551
Pandora A/S 7,967 339
Ryohin Keikaku Co Ltd 20,000 344
Shimamura Co Ltd 1,900 148
Sundrug Co Ltd 5,700 177
Swatch Group AG/The - BR 2,334 634
Swatch Group AG/The - REG 4,447 227
Tsuruha Holdings Inc 2,900 316
USS Co Ltd 17,400 329
Welcia Holdings Co Ltd
(h)
3,700 193
Yamada Denki Co Ltd 50,200 236
Zalando SE
(d),(e)
9,998 496
$ 18,765
Semiconductors - 1.57%
Advantest Corp 15,800 647
ASM Pacific Technology Ltd 24,300 278
ASML Holding NV 33,907 7,541
Hamamatsu Photonics KK 11,200 386
Infineon Technologies AG 99,585 1,726
NXP Semiconductors NV 22,717 2,320
Renesas Electronics Corp
(d)
60,700 378
Rohm Co Ltd 7,400 527
STMicroelectronics NV 54,400 964
SUMCO Corp 19,900 246
Tokyo Electron Ltd 12,400 2,211
$ 17,224
Shipbuilding - 0.05%
Wartsila OYJ Abp 35,352 435
Yangzijiang Shipbuilding Holdings Ltd 190,100 124
$ 559

Schedule of Investments
International Equity Index Fund
August 31, 2019
See accompanying notes.
195
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 1.36%
Dassault Systemes SE 10,471 $ 1,476
Konami Holdings Corp 7,400 335
Micro Focus International PLC 27,295 373
Nexon Co Ltd
(d)
39,300 530
Oracle Corp Japan 3,100 267
Sage Group PLC/The 86,554 740
SAP SE 78,287 9,346
Temenos AG
(d)
5,183 873
Ubisoft Entertainment SA
(d)
6,666 538
Worldline SA/France
(d),(e)
6,547 452
$ 14,930
Telecommunications - 4.36%
1&1 Drillisch AG 4,225 116
BT Group PLC 671,859 1,354
Deutsche Telekom AG 265,498 4,432
Elisa Oyj 11,330 570
Eutelsat Communications SA 13,907 242
Hikari Tsushin Inc 1,700 398
HKT Trust & HKT Ltd 301,980 472
KDDI Corp 140,800 3,750
Koninklijke KPN NV 284,568 901
Millicom International Cellular SA 5,268 268
Nice Ltd
(d)
4,957 759
Nippon Telegraph & Telephone Corp 51,200 2,454
Nokia OYJ 448,943 2,221
NTT DOCOMO Inc 106,400 2,684
Orange SA 158,919 2,415
PCCW Ltd 340,000 184
Proximus SADP 12,117 358
SES SA 29,019 468
Singapore Telecommunications Ltd 650,500 1,484
Softbank Corp 133,500 1,872
SoftBank Group Corp 131,500 5,959
Spark New Zealand Ltd 146,266 407
Swisscom AG 2,063 1,033
Tele2 AB
(h)
39,779 562
Telecom Italia SpA/Milano
(d)
726,624 388
Telecom Italia SpA/Milano - RSP 480,161 246
Telefonaktiebolaget LM Ericsson 244,737 1,915
Telefonica Deutschland Holding AG 71,084 181
Telefonica SA 372,230 2,586
Telenor ASA 58,607 1,203
Telia Co AB 217,895 954
Telstra Corp Ltd 331,584 830
TPG Telecom Ltd 29,563 133
Vodafone Group PLC 2,128,696 4,028
$ 47,827
Toys, Games & Hobbies - 0.39%
Bandai Namco Holdings Inc 15,800 928
Nintendo Co Ltd 8,900 3,368
$ 4,296
Transportation - 1.96%
AP Moller - Maersk A/S - A 300 299
AP Moller - Maersk A/S - B 520 554
Aurizon Holdings Ltd 158,528 630
Central Japan Railway Co 11,500 2,274
ComfortDelGro Corp Ltd 172,600 305
Deutsche Post AG 78,796 2,586
DSV A/S 17,379 1,724
East Japan Railway Co 24,200 2,303
Getlink SE 35,050 493
Hankyu Hanshin Holdings Inc 18,200 689
Kamigumi Co Ltd 8,700 204
Keihan Holdings Co Ltd 7,700 322
Keikyu Corp 17,500 321
Keio Corp 8,100 506
Keisei Electric Railway Co Ltd 10,300 405
Kintetsu Group Holdings Co Ltd 13,600 677
Kuehne + Nagel International AG 4,302 627
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Kyushu Railway Co 12,800 $ 384
Mitsui OSK Lines Ltd 9,200 216
MTR Corp Ltd 122,500 709
Nagoya Railroad Co Ltd 14,900 444
Nippon Express Co Ltd 6,300 325
Nippon Yusen KK 12,300 183
Odakyu Electric Railway Co Ltd 23,500 533
Poste Italiane SpA
(e)
41,617 449
Seibu Holdings Inc 16,000 272
SG Holdings Co Ltd 11,500 307
Tobu Railway Co Ltd 15,300 469
Tokyu Corp 39,900 713
West Japan Railway Co 12,900 1,087
Yamato Holdings Co Ltd 24,600 425
$ 21,435
Water - 0.22%
Severn Trent PLC 18,911 477
Suez 27,224 423
United Utilities Group PLC 54,318 538
Veolia Environnement SA 42,819 1,024
$ 2,462
TOTAL COMMON STOCKS $ 1,061,767
PREFERRED STOCKS - 0.51% Shares Held Value (000's)
Automobile Manufacturers - 0.31%
Bayerische Motoren Werke AG 3.52% 4,470 $ 241
Porsche Automobil Holding SE 2.21% 12,198 766
Volkswagen AG 4.86% 14,783 2,379
$ 3,386
Chemicals - 0.02%
FUCHS PETROLUB SE 0.95% 5,537 193
Consumer Products - 0.13%
Henkel AG & Co KGaA 1.85% 14,192 1,424
Electronics - 0.05%
Sartorius AG 0.62% 2,833 568
TOTAL PREFERRED STOCKS $ 5,571
Total Investments $ 1,094,338
Other Assets and Liabilities -  0.15% 1,679
TOTAL NET ASSETS - 100.00% $ 1,096,017
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,394 or
0.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,607 or 0.88% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
International Equity Index Fund
August 31, 2019
See accompanying notes.
196
Portfolio Summary  (unaudited)
Country Percent
Japan 23.77%
United Kingdom 14.13%
France 10.83%
Switzerland 9.76%
Germany 8.28%
Australia 7.08%
Netherlands 4.53%
Hong Kong 3.45%
Spain 2.80%
United States 2.51%
Sweden 2.29%
Italy 2.02%
Denmark 1.79%
Singapore 1.26%
Finland 1.10%
Belgium 0.99%
Ireland 0.89%
Norway 0.63%
Israel 0.56%
Luxembourg 0.27%
New Zealand 0.24%
Austria 0.22%
Portugal 0.15%
Macao 0.11%
China 0.05%
Isle of Man 0.03%
Chile 0.03%
South Africa 0.03%
Russian Federation 0.02%
United Arab Emirates 0.02%
Mexico 0.01%
Other Assets and Liabilities
0.15%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 4,181 $ 293,461 $ 291,535 $ 6,107
$ 4,181 $ 293,461 $ 291,535 $ 6,107
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 14 5 $ — $ — $ —
$ 14 5 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2019 Long 63 $ 5,808 $ (86)
Total $ (86)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
August 31, 2019
See accompanying notes.
197
INVESTMENT COMPANIES - 4.50% Shares Held Value (000's)
Money Market Funds - 4.50%
BlackRock Liquidity FedFund 2.01%
(a),(b)
10,733,462 $ 10,733
Principal Government Money Market Fund
1.97%
(a),(b),(c)
29,545,598 29,546
$ 40,279
TOTAL INVESTMENT COMPANIES $ 40,279
COMMON STOCKS - 97.45% Shares Held Value (000's)
Advertising - 0.96%
JCDecaux SA 141,265 3,781
Stroeer SE & Co KGaA 63,889 4,780
$ 8,561
Aerospace & Defense - 1.07%
CAE Inc 175,500 4,594
Meggitt PLC 667,317 5,036
$ 9,630
Airlines - 1.01%
Air Canada
( d)
179,100 6,020
Wizz Air Holdings Plc
( d),(e)
68,447 3,001
$ 9,021
Apparel - 1.64%
boohoo Group PLC
( d)
1,692,837 4,995
Moncler SpA 66,995 2,521
Puma SE 67,390 5,126
Yue Yuen Industrial Holdings Ltd 815,000 2,083
$ 14,725
Automobile Manufacturers - 0.21%
Isuzu Motors Ltd 171,700 1,844
Automobile Parts & Equipment - 1.92%
Georg Fischer AG 4,848 3,985
Keihin Corp 164,800 2,246
Rheinmetall AG 70,299 8,314
Toyoda Gosei Co Ltd 144,700 2,687
$ 17,232
Banks - 3.96%
77 Bank Ltd/The 103,800 1,351
Banco Comercial Portugues SA 16,129,572 3,424
BAWAG Group AG
( d),(e)
72,558 2,755
Cembra Money Bank AG 43,325 4,408
Israel Discount Bank Ltd 1,770,176 7,367
Mediobanca Banca di Credito Finanziario SpA 602,295 5,986
Mizrahi Tefahot Bank Ltd 285,278 6,572
Paragon Banking Group PLC 669,136 3,561
$ 35,424
Beverages - 1.12%
Carlsberg A/S 14,428 2,131
Royal Unibrew A/S 90,929 7,881
$ 10,012
Biotechnology - 0.47%
Abcam PLC 297,586 4,193
Building Materials - 1.06%
Buzzi Unicem SpA 304,027 6,404
Ibstock PLC
( e)
701,329 1,833
Nichiha Corp 50,400 1,278
$ 9,515
Chemicals - 2.61%
Denka Co Ltd 206,700 5,382
DIC Corp 162,800 4,296
Koninklijke DSM NV 20,019 2,490
Lintec Corp 113,700 2,203
Sumitomo Bakelite Co Ltd 120,600 4,300
Zeon Corp 404,900 4,711
$ 23,382
Commercial Services - 2.94%
Kanamoto Co Ltd 113,200 2,925
Keywords Studios PLC 133,558 2,587
Loomis AB 168,954 5,728
Nishio Rent All Co Ltd 73,900 1,943
QinetiQ Group PLC 939,385 3,312
Rentokil Initial PLC 1,324,120 7,275
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Sixt SE
( f)
26,782 $ 2,577
$ 26,347
Computers - 3.70%
Appen Ltd 162,727 2,835
Bechtle AG 57,561 5,729
Computacenter PLC 122,294 1,987
CyberArk Software Ltd
( d)
37,028 4,160
Indra Sistemas SA
( d)
361,789 2,851
Logitech International SA 61,541 2,506
MCJ Co Ltd 222,800 1,415
NEC Corp 67,800 2,902
S&T AG 158,130 3,326
Softcat PLC 206,305 2,620
Teleperformance 12,939 2,826
$ 33,157
Distribution & Wholesale - 1.68%
Inchcape PLC 699,083 4,927
Rexel SA 487,044 5,166
Seven Group Holdings Ltd
( f)
442,852 4,954
$ 15,047
Diversified Financial Services - 3.36%
Aruhi Corp
( f)
116,500 2,123
Burford Capital Ltd 293,022 2,510
Euronext NV
( e)
91,633 7,194
Man Group PLC/Jersey 927,993 1,884
Mebuki Financial Group Inc 1,528,110 3,405
Mitsubishi UFJ Lease & Finance Co Ltd 804,600 4,340
SBI Holdings Inc/Japan 177,200 3,538
Zenkoku Hosho Co Ltd 133,000 5,057
$ 30,051
Electric - 2.07%
Capital Power Corp 250,900 5,753
Chubu Electric Power Co Inc 118,500 1,746
Hera SpA 1,514,355 6,046
Iren SpA 1,823,151 4,957
$ 18,502
Electrical Components & Equipment - 0.75%
Signify NV
( e)
228,357 6,682
Electronics - 0.97%
Halma PLC 89,347 2,143
Hitachi High-Technologies Corp 81,000 4,366
Mycronic AB
( f)
179,466 2,192
$ 8,701
Energy - Alternate Sources - 0.23%
Vestas Wind Systems A/S 27,585 2,029
Engineering & Construction - 3.26%
ACS Actividades de Construccion y Servicios SA 51,324 1,942
Badger Daylighting Ltd
( f)
69,600 2,205
Downer EDI Ltd 1,140,008 5,914
Hazama Ando Corp 431,000 2,874
Kajima Corp 272,600 3,314
KAWADA TECHNOLOGIES Inc 24,400 1,475
Kyowa Exeo Corp 263,800 6,347
Maeda Corp 420,400 3,389
SPIE SA 27,102 492
Yokogawa Bridge Holdings Corp 84,600 1,210
$ 29,162
Entertainment - 2.85%
Cineworld Group PLC 1,528,144 4,078
Entertainment One Ltd 531,675 3,790
GVC Holdings PLC 558,057 4,282
Sega Sammy Holdings Inc 378,000 5,180
Stars Group Inc/ The
( d)
213,700 3,247
Tokyotokeiba Co Ltd 50,700 1,511
William Hill PLC 1,570,034 3,411
$ 25,499

Schedule of Investments
International Small Company Fund
August 31, 2019
See accompanying notes.
198
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 4.19%
AAK AB 185,530 $ 3,696
Empire Co Ltd 246,900 6,811
Greencore Group PLC 1,198,591 3,074
Morinaga Milk Industry Co Ltd 169,900 7,017
NH Foods Ltd 115,600 4,437
Nichirei Corp 129,600 2,975
Sonae SGPS SA 2,765,557 2,510
SSP Group Plc 660,468 5,695
WH Group Ltd
( e)
1,655,500 1,327
$ 37,542
Food Service - 0.42%
Autogrill SpA 387,139 3,729
Forest Products & Paper - 1.11%
Interfor Corp
( d)
224,600 2,254
Sumitomo Forestry Co Ltd 448,300 5,486
UPM- Kymmene Oyj 82,227 2,222
$ 9,962
Gas - 0.73%
Rubis SCA 112,369 6,500
Hand & Machine Tools - 0.36%
Rhi Magnesita NV 59,610 3,211
Healthcare - Products - 1.48%
Carl Zeiss Meditec AG 51,044 5,899
Elekta AB 387,303 4,933
Sartorius Stedim Biotech 15,448 2,391
$ 13,223
Healthcare - Services - 2.13%
Evotec SE
( d)
126,434 2,807
ICON PLC
( d)
39,441 6,082
Korian SA 97,658 3,897
Orpea 49,622 6,262
$ 19,048
Insurance - 2.26%
ASR Nederland NV 222,164 7,768
Direct Line Insurance Group PLC 1,243,260 4,290
Phoenix Group Holdings PLC 653,575 5,151
Swiss Life Holding AG 6,325 3,008
$ 20,217
Internet - 0.94%
LAC Co Ltd
( f)
134,500 1,730
Scout24 AG
( e)
114,005 6,732
$ 8,462
Lodging - 0.48%
Melco International Development Ltd 1,937,000 4,311
Machinery - Diversified - 4.61%
ATS Automation Tooling Systems Inc
( d)
189,300 2,612
Bucher Industries AG 16,488 4,888
Deutz AG 381,605 2,228
Ebara Corp 211,400 5,007
Husqvarna AB 691,440 5,367
Makino Milling Machine Co Ltd 98,800 3,995
Metso OYJ 162,922 6,115
Okuma Holdings Inc 31,000 1,513
Sumitomo Heavy Industries Ltd 192,100 5,512
Toromont Industries Ltd 85,304 4,086
$ 41,323
Media - 1.57%
Nine Entertainment Co Holdings Ltd 3,889,264 5,203
ProSiebenSat.1 Media SE 363,311 4,787
Tokyo Broadcasting System Holdings Inc 257,100 4,106
$ 14,096
Mining - 2.91%
Detour Gold Corp
( d)
223,090 3,996
Hudbay Minerals Inc 447,927 1,504
KAZ Minerals PLC 84,774 416
Kirkland Lake Gold Ltd 133,701 6,501
Lundin Mining Corp 1,070,700 5,107
Northern Star Resources Ltd 640,781 5,157
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Saracen Mineral Holdings Ltd
( d)
1,382,860 $ 3,408
$ 26,089
Miscellaneous Manufacturers - 0.39%
Vesuvius PLC 623,349 3,536
Office & Business Equipment - 0.25%
Canon Marketing Japan Inc 109,100 2,220
Oil & Gas - 3.38%
Aker BP ASA 73,325 1,937
Beach Energy Ltd 3,952,107 6,501
DCC PLC 52,611 4,484
DNO ASA 1,984,960 2,615
Enerplus Corp 649,800 4,251
International Petroleum Corp/ Sweden
( d)
325,215 1,105
Parex Resources Inc
( d)
334,267 5,119
Premier Oil PLC
( d),(f)
2,907,917 2,866
Tamarack Valley Energy Ltd
( d)
468,000 661
TORC Oil & Gas Ltd
( f)
291,900 726
$ 30,265
Packaging & Containers - 0.71%
DS Smith PLC 1,542,512 6,407
Pharmaceuticals - 3.88%
Almirall SA 89,422 1,704
Amplifon SpA 257,017 6,616
Clinigen Group Plc 185,205 2,008
Hikma Pharmaceuticals PLC 254,166 6,256
Nippon Shinyaku Co Ltd 83,700 6,866
Sawai Pharmaceutical Co Ltd 119,000 6,311
Ship Healthcare Holdings Inc 65,000 3,001
Towa Pharmaceutical Co Ltd 87,800 2,010
$ 34,772
Pipelines - 0.27%
Keyera Corp 102,100 2,464
Private Equity - 1.00%
Intermediate Capital Group PLC 420,841 6,872
Jafco Co Ltd 59,100 2,067
$ 8,939
Real Estate - 4.40%
CA Immobilien Anlagen AG 67,188 2,378
Castellum AB 377,278 8,055
Entra ASA
( e)
137,282 2,066
Hysan Development Co Ltd 998,000 4,035
LEG Immobilien AG 63,670 7,486
PSP Swiss Property AG 59,079 7,864
TLG Immobilien AG 66,789 2,005
UOL Group Ltd 1,039,000 5,494
$ 39,383
REITs - 8.91%
Allied Properties Real Estate Investment Trust 101,859 4,016
Canadian Apartment Properties REIT 76,100 3,061
Charter Hall Group 880,107 7,491
Covivio 56,215 5,982
Dream Global Real Estate Investment Trust 197,100 2,147
H&R Real Estate Investment Trust 228,100 3,877
ICADE 52,499 4,643
Inmobiliaria Colonial Socimi SA 274,443 3,170
Invincible Investment Corp 10,001 5,966
Japan Hotel REIT Investment Corp 6,608 5,087
Kenedix Office Investment Corp 879 6,726
Kenedix Residential Next Investment Corp 2,318 4,423
Mapletree Commercial Trust 5,088,558 8,357
Mapletree North Asia Commercial Trust 3,321,400 3,156
MCUBS MidCity Investment Corp 4,016 4,199
Merlin Properties Socimi SA 420,216 5,623
Northview Apartment Real Estate Investment
Trust
82,700 1,839
$ 79,763

Schedule of Investments
International Small Company Fund
August 31, 2019
See accompanying notes.
199
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 5.40%
B&M European Value Retail SA 1,206,061 $ 5,266
CECONOMY AG
( d)
360,548 1,849
Grafton Group PLC 392,174 3,596
J Front Retailing Co Ltd
( f)
407,700 4,610
JD Sports Fashion PLC 808,501 6,094
Komeri Co Ltd 110,600 2,266
Matsumotokiyoshi Holdings Co Ltd 162,600 6,028
Saizeriya Co Ltd 119,400 2,959
Super Retail Group Ltd 499,174 3,146
Sushiro Global Holdings Ltd 75,100 4,737
Tsuruha Holdings Inc 44,600 4,862
Valora Holding AG
( d)
10,588 2,996
$ 48,409
Semiconductors - 0.89%
ASM International NV 95,049 7,998
Software - 2.07%
CompuGroup Medical SE 26,680 1,523
Descartes Systems Group Inc/ The
( d)
87,400 3,100
Kinaxis Inc
( d)
42,100 2,453
NSD Co Ltd 25,800 766
Open Text Corp 71,700 2,805
TIS Inc 134,900 7,896
$ 18,543
Telecommunications - 1.70%
Bezeq The Israeli Telecommunication Corp Ltd 4,969,715 3,122
Proximus SADP 202,206 5,980
Spark New Zealand Ltd 2,195,132 6,111
$ 15,213
Transportation - 3.17%
ComfortDelGro Corp Ltd 3,173,500 5,598
Kamigumi Co Ltd 265,700 6,222
National Express Group PLC 910,337 4,706
Sankyu Inc 124,900 6,313
TFI International Inc 189,700 5,521
$ 28,360
TOTAL COMMON STOCKS $ 872,701
Total Investments $ 912,980
Other Assets and Liabilities -  (1.95)% (17,443)
TOTAL NET ASSETS - 100.00% $ 895,537
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,984 or 2.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $31,590 or 3.53% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Country Percent
Japan 25.31%
United Kingdom 11.67%
Canada 11.33%
Germany 6.91%
Australia 4.98%
United States 4.78%
France 4.70%
Italy 4.06%
Switzerland 3.64%
Netherlands 3.59%
Sweden 3.34%
Singapore 2.52%
Israel 2.37%
Ireland 2.21%
Spain 1.71%
Denmark 1.35%
Austria 1.31%
Hong Kong 1.31%
Finland 0.93%
Norway 0.74%
Jordan 0.70%
New Zealand 0.68%
Belgium 0.67%
Portugal 0.66%
Isle of Man 0.48%
Other Assets and Liabilities
(1.95)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 13,053 $ 294,430 $ 277,937 $ 29,546
$ 13,053 $ 294,430 $ 277,937 $ 29,546
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 3 37 $ — $ — $ —
$ 3 37 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2019
See accompanying notes.
200
INVESTMENT COMPANIES - 1.60% Shares Held Value (000's)
Exchange-Traded Funds - 1.60%
SPDR Nuveen S&P High Yield Municipal Bond
ETF
1,040 $ 62
VanEck Vectors High-Yield Municipal Index ETF 32,200 2,090
VanEck Vectors Short High-Yield Municipal
Index ETF
1,000 25
$ 2,177
TOTAL INVESTMENT COMPANIES $ 2,177
MUNICIPAL BONDS - 103.19%
Principal
Amount (000's) Value (000's)
Alabama - 4.00%
Lower Alabama Gas District/The
5.00%, 09 /01/2034 $ 1,500 $ 1,995
Tuscaloosa County Industrial Development
Authority
4.50%, 05 /01/2032
(a)
1,000 1,137
5.25%, 05 /01/2044
(a)
2,000 2,309
$ 5,441
Arizona - 5.61%
Arizona Industrial Development Authority
5.00%, 01 /01/2049
(a)
1,000 1,055
7.25%, 01 /01/2054
(a)
1,000 1,049
Navajo Nation
5.50%, 12 /01/2030
(a)
2,500 2,867
Salt Verde Financial Corp
5.00%, 12 /01/2032 2,000 2,655
$ 7,626
Arkansas - 1.97%
Arkansas Development Finance Authority
4.50%, 09 /01/2049
(a)
2,000 2,171
City of Heber Springs AR Water & Sewer
Revenue ( credit support from BAM )
3.00%, 11 /01/2039
(b)
110 110
3.00%, 11 /01/2044
(b)
400 401
$ 2,682
California - 3.87%
Abag Finance Authority for Nonprofit Corps
5.00%, 08 /01/2043 500 563
California Statewide Communities Development
Authority
5.25%, 12 /01/2048
(a)
1,000 1,178
California Statewide Communities Development
Authority ( credit support from GNMA COLL )
4.90%, 07 /20/2039
(b)
500 510
California Statewide Financing Authority
6.00%, 05 /01/2043 1,000 1,006
La Verne Public Financing Authority
7.25%, 09 /01/2026 545 546
Oakland Unified School District/Alameda County
5.00%, 08 /01/2035 1,225 1,451
$ 5,254
Colorado - 4.40%
Centerra Metropolitan District No 1
5.00%, 12 /01/2037
(a)
1,000 1,067
Eagle County Airport Terminal Corp
5.00%, 05 /01/2037 1,000 1,183
Elbert County Independence Water & Sanitation
District
7.25%, 12 /01/2038 1,000 1,068
Prairie Farm Metropolitan District
5.25%, 12 /01/2048 1,000 1,049
Velocity Metropolitan District No 3
5.50%, 12 /01/2048 1,500 1,607
$ 5,974
Connecticut - 1.85%
Mohegan Tribal Finance Authority
7.00%, 02 /01/2045
(a)
2,400 2,511
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida - 6.29%
Florida Development Finance Corp
6.25%, 01 /01/2049
(a),(c)
$ 1,000 $ 959
6.50%, 01 /01/2049
(a),(c)
1,000 952
Greater Orlando Aviation Authority
5.00%, 10 /01/2047
(d)
2,999 3,587
Martin County Health Facilities Authority
4.00%, 01 /01/2046 1,000 1,130
Ocean Highway & Port Authority
5.50%, 12 /01/2049
(a)
1,500 1,551
Orange County Housing Finance Authority
7.00%, 10 /01/2025 370 371
$ 8,550
Georgia - 1.62%
Atlanta Development Authority
7.00%, 01 /01/2040 2,000 2,202
Idaho - 0.74%
Idaho Health Facilities Authority
1.40%, 03 /01/2048
(c)
1,000 1,000
Illinois - 13.97%
City of Chicago IL
5.50%, 01 /01/2042 300 336
5.50%, 01 /01/2049 1,000 1,186
6.00%, 01 /01/2038 1,900 2,278
7.46%, 02 /15/2026 1,807 1,365
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01 /01/2031 760 870
5.00%, 01 /01/2039 1,200 1,348
Illinois Finance Authority
4.38%, 12 /01/2042 300 216
Illinois Sports Facilities Authority/The
5.00%, 06 /15/2028
(e)
1,000 1,213
5.00%, 06 /15/2029
(e)
1,000 1,224
Illinois State Toll Highway Authority
5.00%, 01 /01/2040
(d)
5,000 5,877
Metropolitan Pier & Exposition Authority
5.00%, 06 /15/2057 500 561
Metropolitan Pier & Exposition Authority ( credit
support from NATL )
5.50%, 06 /15/2029
(b)
1,000 1,236
State of Illinois
5.50%, 07 /01/2027 1,150 1,279
$ 18,989
Indiana - 1.01%
Indiana Finance Authority
7.00%, 03 /01/2039
(a)
1,000 1,033
Town of Shoals IN
7.25%, 11 /01/2043 300 335
$ 1,368
Louisiana - 2.39%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11 /01/2044
(a)
1,000 1,027
5.50%, 11 /01/2039
(a)
1,000 1,084
5.65%, 11 /01/2037
(a)
1,000 1,132
Louisiana Public Facilities Authority
0.00%, 07 /01/2039
(f)
278 —
$ 3,243
Maine - 0.84%
Finance Authority of Maine
5.25%, 01 /01/2025
(a)
1,000 1,137
Maryland - 0.79%
City of Westminster MD
6.25%, 07 /01/2044 600 674
Maryland Economic Development Corp
5.38%, 06 /01/2025 390 402
$ 1,076

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2019
See accompanying notes.
201
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan - 3.39%
Kalamazoo Economic Development Corp
5.00%, 05 /15/2042
(e)
$ 1,000 $ 1,117
Michigan Finance Authority
5.00%, 07 /01/2035 1,000 1,172
Michigan Strategic Fund
5.00%, 11 /15/2043
(e)
1,000 1,150
5.00%, 11 /15/2049 1,000 1,163
$ 4,602
Missouri - 2.06%
City of St Louis MO Airport Revenue ( credit
support from NATL )
5.50%, 07 /01/2028
(b)
400 537
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02 /01/2042 1,000 1,127
Kansas City Industrial Development Authority
5.00%, 04 /01/2046
(a)
1,100 1,143
$ 2,807
Montana - 1.12%
City of Kalispell MT
5.25%, 05 /15/2037 1,400 1,520
Nevada - 2.05%
Las Vegas Convention & Visitors Authority
5.00%, 07 /01/2043
(d)
1,394 1,697
State of Nevada Department of Business &
Industry
5.13%, 12 /15/2037
(a)
1,000 1,093
$ 2,790
New Jersey - 7.97%
Casino Reinvestment Development Authority
5.25%, 11 /01/2039 250 276
Essex County Improvement Authority
5.25%, 07 /01/2045
(a)
1,300 1,321
New Jersey Economic Development Authority
5.00%, 07 /15/2028 500 590
5.00%, 06 /15/2047 500 581
5.00%, 10 /01/2047 1,000 1,159
5.63%, 11 /15/2030 1,500 1,744
5.75%, 09 /15/2027 500 557
New Jersey Economic Development
Authority ( credit support from ST APPROP )
5.25%, 06 /15/2040
(b)
1,000 1,141
New Jersey Transportation Trust Fund Authority
5.25%, 06 /15/2032 2,000 2,296
South Jersey Port Corp
5.00%, 01 /01/2048 1,000 1,165
$ 10,830
New York - 5.15%
Brooklyn Arena Local Development Corp
6.25%, 07 /15/2040 480 489
City of New York NY
1.43%, 10 /01/2046
(c)
1,000 1,000
Glen Cove Local Economic Assistance Corp
5.00%, 01 /01/2056 1,000 1,089
New York Counties Tobacco Trust VI
5.00%, 06 /01/2041 400 439
New York State Thruway Authority
5.25%, 01 /01/2056 1,000 1,185
New York Transportation Development Corp
5.00%, 08 /01/2021 1,500 1,590
5.00%, 01 /01/2034 1,000 1,212
$ 7,004
Ohio - 8.73%
Buckeye Tobacco Settlement Financing Authority
6.00%, 06 /01/2042 2,500 2,519
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Buckeye Tobacco Settlement Financing
Authority ( credit support from BUCKEYE OHIO
TOB SETTLEMENT )
5.75%, 06 /01/2034
(b)
$ 2,085 $ 2,088
Cleveland-Cuyahoga County Port Authority
5.50%, 12 /01/2043 1,000 1,180
Ohio Air Quality Development Authority
0.00%, 12 /01/2023
(f)
1,000 874
4.50%, 01 /15/2048
(a)
1,000 1,085
5.00%, 07 /01/2049
(a)
1,000 1,114
Ohio Higher Educational Facility Commission
1.38%, 01 /01/2043
(c)
3,000 3,000
$ 11,860
Oklahoma - 1.73%
Oklahoma Development Finance Authority
5.25%, 08 /15/2043 1,000 1,217
Tulsa County Industrial Authority
5.25%, 11 /15/2045 1,000 1,141
$ 2,358
Oregon - 1.07%
Oregon State Business Development Commission
6.50%, 04 /01/2031
(a)
1,000 949
Warm Springs Reservation Confederated Tribe
6.38%, 11 /01/2033 500 504
$ 1,453
Pennsylvania - 4.96%
Commonwealth Financing Authority
5.00%, 06 /01/2028 1,000 1,269
5.00%, 06 /01/2035 1,000 1,231
Lancaster County Hospital Authority/PA
5.00%, 07 /01/2045 1,000 1,083
Pennsylvania Economic Development Financing
Authority
3.25%, 08 /01/2039
(a)
1,000 1,004
5.50%, 11 /01/2044 1,000 1,073
5.75%, 06 /01/2036
(a)
1,000 1,075
$ 6,735
South Carolina - 0.41%
South Carolina Jobs-Economic Development
Authority
5.25%, 11 /15/2047 500 553
South Dakota - 0.37%
Oglala Sioux Tribe
5.75%, 10 /01/2025
(a)
500 500
Tennessee - 2.80%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10 /01/2028 1,050 1,228
5.00%, 10 /01/2035 500 565
Metropolitan Government Nashville & Davidson
County Health & Educational Fac ilities B oar d
5.00%, 07 /01/2040 1,000 1,182
Nashville Metropolitan Development & Housing
Agency
5.13%, 06 /01/2036
(a)
750 835
$ 3,810
Texas - 6.43%
City of Austin TX Airport System Revenue
5.00%, 11 /15/2044 500 622
Harris County Cultural Education Facilities
Finance Corp
6.00%, 10 /01/2043 1,075 937
North Texas Tollway Authority
5.00%, 01 /01/2045 615 707
5.00%, 01 /01/2048 500 595
Port Beaumont Navigation District
7.25%, 02 /01/2036
(a),(c)
1,000 1,018

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2019
See accompanying notes.
202
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Tarrant County Cultural Education Facilities
Finance Corp
6.00%, 11 /15/2027 $ 1,000 $ 1,154
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12 /15/2026 1,000 1,179
Texas Private Activity Bond Surface
Transportation Corp
6.88%, 12 /31/2039 550 561
7.00%, 12 /31/2038 300 355
University of Texas System/The
5.00%, 08 /15/2049 1,000 1,607
$ 8,735
Utah - 1.04%
Utah Infrastructure Agency
5.25%, 10 /15/2033 1,250 1,409
Vermont - 1.10%
Vermont Economic Development Authority
4.62%, 04 /01/2036
(a),(c)
1,300 1,489
Washington - 0.40%
Port of Seattle Industrial Development Corp
5.00%, 04 /01/2030 500 550
Wisconsin - 3.06%
Public Finance Authority
5.00%, 12 /01/2025 1,200 1,393
5.25%, 04 /01/2030 600 667
Wisconsin Health & Educational Facilities
Authority
5.00%, 07 /01/2049 900 1,043
5.50%, 07 /01/2023 90 90
6.00%, 07 /01/2028 170 170
6.50%, 07 /01/2033 300 300
7.00%, 07 /01/2043 500 501
$ 4,164
TOTAL MUNICIPAL BONDS $ 140,222
Total Investments $ 142,399
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.99)%
Notes with interest rates of 1.43% - 1.55% at
August 31, 2019 and contractual maturity of
collateral from 2019- 2026.
( g)
$ (5,428) (5,428)
Total Net Investments $ 136,971
Other Assets and Liabilities -  (0.80)% (1,083)
TOTAL NET ASSETS - 100.00% $ 135,888
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36,845 or 27.11% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Security purchased on a when-issued basis.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2019.
Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 87.47%
General Obligation Unlimited 5.55%
Insured 4.43%
General Obligation Limited 1.95%
Investment Companies 1.60%
Tax Allocation 1.40%
Prerefunded 1.02%
Certificate Participation 1.00%
Special Tax 0.37%
Liability For Floating Rate Notes Issued (3.99)%
Other Assets and Liabilities
(0.80)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2019
See accompanying notes.
203
INVESTMENT COMPANIES - 3.72% Shares Held Value (000's)
Money Market Funds - 3.72%
BlackRock Liquidity FedFund 2.01%
(a),(b)
141,200 $ 141
Principal Government Money Market Fund
1.97%
(a),(c)
40,634,658 40,635
$ 40,776
TOTAL INVESTMENT COMPANIES $ 40,776
COMMON STOCKS - 94.96% Shares Held Value (000's)
Aerospace & Defense - 0.86%
Bharat Electronics Ltd 6,518,000 9,398
Apparel - 1.17%
Feng TAY Enterprise Co Ltd 1,140,700 7,428
Shenzhou International Group Holdings Ltd 398,200 5,402
$ 12,830
Automobile Manufacturers - 1.04%
Kia Motors Corp 154,000 5,559
Sinotruk Hong Kong Ltd 3,764,300 5,792
$ 11,351
Automobile Parts & Equipment - 0.56%
Weichai Power Co Ltd 4,010,100 6,120
Banks - 8.13%
Banco do Brasil SA 2,284,400 25,492
Bank of Communications Co Ltd 8,803,800 5,750
China Merchants Bank Co Ltd 5,003,300 22,700
OTP Bank Nyrt 160,400 6,396
Sberbank of Russia PJSC ADR 1,620,800 22,245
Thanachart Capital PCL 3,534,600 6,516
$ 89,099
Building Materials - 3.81%
Anhui Conch Cement Co Ltd 4,379,200 24,582
China National Building Material Co Ltd 5,071,700 4,330
China Resources Cement Holdings Ltd 7,953,200 7,027
Taiwan Cement Corp 4,773,541 5,840
$ 41,779
Chemicals - 0.96%
UPL Ltd 1,331,700 10,504
Coal - 0.46%
Exxaro Resources Ltd 557,900 5,004
Commercial Services - 3.70%
China Conch Venture Holdings Ltd 1,921,100 6,387
Localiza Rent a Car SA 2,109,130 24,117
YDUQS Part 1,295,400 10,088
$ 40,592
Computers - 7.79%
Infosys Ltd ADR 3,086,000 35,458
Lenovo Group Ltd 24,549,300 16,104
Tata Consultancy Services Ltd 896,600 28,365
WNS Holdings Ltd ADR
(d)
89,800 5,458
$ 85,385
Distribution & Wholesale - 0.40%
LG Corp 74,700 4,394
Diversified Financial Services - 5.07%
B3 SA - Brasil Bolsa Balcao 1,200,600 13,050
Chailease Holding Co Ltd 3,108,478 12,316
E.Sun Financial Holding Co Ltd 8,015,051 6,441
KIWOOM Securities Co Ltd 63,376 3,450
Krungthai Card PCL 6,000,000 8,943
Power Finance Corp Ltd
( d)
4,130,000 6,064
Qudian Inc ADR
(d)
662,000 5,289
$ 55,553
Electrical Components & Equipment - 1.18%
Delta Electronics Inc 2,770,600 12,914
Electronics - 2.76%
Merry Electronics Co Ltd 1,181,000 5,497
Micro-Star International Co Ltd 4,440,600 11,839
Radiant Opto-Electronics Corp 1,802,600 6,510
Zhen Ding Technology Holding Ltd 1,731,600 6,398
$ 30,244
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.93%
Grupo Aeroportuario del Centro Norte SAB de
CV
880,600 $ 5,178
Tekfen Holding AS 1,417,600 5,049
$ 10,227
Food - 2.14%
Dino Polska SA
( d),(e)
207,500 8,017
JBS SA 1,415,600 10,204
X5 Retail Group NV 153,000 5,280
$ 23,501
Forest Products & Paper - 0.99%
Mondi PLC 555,754 10,839
Gas - 4.33%
China Gas Holdings Ltd 1,358,000 5,598
China Resources Gas Group Ltd 3,601,000 17,770
ENN Energy Holdings Ltd 2,118,200 24,136
$ 47,504
Insurance - 6.31%
China Pacific Insurance Group Co Ltd 3,977,000 15,874
Ping An Insurance Group Co of China Ltd 3,507,000 40,236
Porto Seguro SA 420,300 5,693
Sul America SA 635,900 7,371
$ 69,174
Internet - 10.08%
Alibaba Group Holding Ltd ADR
(d)
286,000 50,059
Autohome Inc ADR
(d),(f)
148,300 12,926
Tencent Holdings Ltd 1,151,305 47,532
$ 110,517
Iron & Steel - 2.16%
Kumba Iron Ore Ltd 271,700 7,048
Severstal PJSC 285,100 4,266
Vale SA
( d)
1,125,200 12,388
$ 23,702
Lodging - 0.48%
NagaCorp Ltd 3,741,000 5,238
Mining - 1.93%
MMC Norilsk Nickel PJSC ADR 868,746 21,215
Oil & Gas - 4.95%
CNOOC Ltd 5,412,100 8,017
Ecopetrol SA 3,713,600 2,945
LUKOIL PJSC ADR 222,900 17,967
Novatek PJSC 92,400 17,943
Tatneft PJSC ADR 111,600 7,439
$ 54,311
Pharmaceuticals - 2.71%
Sino Biopharmaceutical Ltd 11,768,700 17,437
TCI Co Ltd 730,645 7,161
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
( e)
1,072,000 5,109
$ 29,707
Real Estate - 2.71%
China Vanke Co Ltd 2,552,500 8,797
Country Garden Services Holdings Co Ltd 2,724,300 7,858
Future Land Development Holdings Ltd
( d)
4,687,400 3,692
Longfor Group Holdings Ltd
( e)
2,620,600 9,319
$ 29,666
Retail - 3.60%
ANTA Sports Products Ltd 2,801,100 23,235
Lojas Renner SA 477,330 5,835
Wal-Mart de Mexico SAB de CV 3,663,600 10,394
$ 39,464
Semiconductors - 9.11%
Chipbond Technology Corp 3,557,500 7,089
Novatek Microelectronics Corp 1,555,200 9,212
Realtek Semiconductor Corp 1,192,700 8,157
Samsung Electronics Co Ltd 26,277 24,107

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2019
See accompanying notes.
204
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,203,717 $ 51,315
$ 99,880
Software - 3.73%
HCL Technologies Ltd 1,394,900 21,495
Momo Inc ADR 235,200 8,651
NetEase Inc ADR 42,000 10,710
$ 40,856
Telecommunications - 0.91%
Accton Technology Corp 1,901,300 10,012
TOTAL COMMON STOCKS $ 1,040,980
PREFERRED STOCKS - 1.23% Shares Held Value (000's)
Airlines - 0.46%
Azul SA 0.00%
( d)
431,000 $ 5,033
Banks - 0.77%
Banco Bradesco SA 0.19% 1,059,400 8,468
TOTAL PREFERRED STOCKS $ 13,501
Total Investments $ 1,095,257
Other Assets and Liabilities -  0.09% 967
TOTAL NET ASSETS - 100.00% $ 1,096,224
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $141 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,445 or 2.05% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Country Percent
China 34.55%
Taiwan, Province Of China 15.33%
Brazil 11.65%
India 10.65%
Russian Federation 8.78%
Hong Kong 4.36%
United States 3.72%
Korea, Republic Of 3.43%
Mexico 1.42%
Thailand 1.41%
South Africa 1.10%
United Kingdom 0.99%
Poland 0.73%
Hungary 0.58%
Cambodia 0.48%
Turkey 0.46%
Colombia 0.27%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 17,494 $ 723,425 $ 700,284 $ 40,635
$ 17,494 $ 723,425 $ 700,284 $ 40,635
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 4 79 $ — $ — $ —
$ 4 79 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2019
See accompanying notes.
205
INVESTMENT COMPANIES - 3.10% Shares Held Value (000's)
Money Market Funds - 3.10%
BlackRock Liquidity FedFund 2.01%
(a),(b)
24,003,746 $ 24,004
Principal Government Money Market Fund
1.97%
(a),(b),(c)
43,287,993 43,288
$ 67,292
TOTAL INVESTMENT COMPANIES $ 67,292
COMMON STOCKS - 98.60% Shares Held Value (000's)
Airlines - 2.52%
Alaska Air Group Inc 583,622 34,854
Hawaiian Holdings Inc 812,245 19,827
$ 54,681
Automobile Manufacturers - 2.11%
NFI Group Inc 2,097,389 45,779
Automobile Parts & Equipment - 3.71%
Autoliv Inc
( d)
651,577 44,568
Linamar Corp 1,176,723 35,742
$ 80,310
Banks - 12.43%
Bank OZK 1,839,460 47,458
BOK Financial Corp 268,851 20,470
Cathay General Bancorp 761,189 25,264
Cullen/Frost Bankers Inc 359,212 29,818
East West Bancorp Inc 1,130,911 46,514
Hope Bancorp Inc 1,637,510 21,959
PacWest Bancorp 1,597,291 54,436
Washington Trust Bancorp Inc 504,799 23,423
$ 269,342
Chemicals - 5.55%
Albemarle Corp 672,180 41,494
HB Fuller Co 442,643 18,861
Huntsman Corp 1,878,903 37,428
RPM International Inc 330,567 22,369
$ 120,152
Computers - 2.92%
Amdocs Ltd 346,676 22,444
Leidos Holdings Inc 467,735 40,861
$ 63,305
Consumer Products - 1.43%
Avery Dennison Corp 268,485 31,029
Distribution & Wholesale - 0.78%
KAR Auction Services Inc 639,045 16,973
Diversified Financial Services - 2.29%
BGC Partners Inc 8,613,006 43,926
Federal Agricultural Mortgage Corp 69,668 5,737
$ 49,663
Electric - 6.28%
ALLETE Inc 394,703 33,838
Alliant Energy Corp 832,032 43,640
Evergy Inc 482,106 31,337
Fortis Inc/Canada 153,457 6,333
PNM Resources Inc 221,144 11,280
Portland General Electric Co 169,326 9,633
$ 136,061
Electrical Components & Equipment - 3.79%
Energizer Holdings Inc
( d)
613,099 23,604
Hubbell Inc 127,378 16,704
Littelfuse Inc 267,885 41,809
$ 82,117
Electronics - 0.45%
Garmin Ltd 120,409 9,822
Food - 1.55%
Ingredion Inc 432,970 33,456
Hand & Machine Tools - 3.91%
Lincoln Electric Holdings Inc 298,730 24,663
MSA Safety Inc 312,553 33,015
Snap-on Inc 181,230 26,945
$ 84,623
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 5.30%
CONMED Corp 216,632 $ 21,830
STERIS PLC 346,906 53,562
Teleflex Inc 108,571 39,511
$ 114,903
Home Builders - 1.33%
LCI Industries 340,592 28,865
Insurance - 7.05%
Assured Guaranty Ltd 955,940 40,675
Beazley PLC 2,745,753 19,061
Fidelity National Financial Inc 1,048,644 46,077
James River Group Holdings Ltd 949,798 46,806
$ 152,619
Leisure Products & Services - 1.82%
Acushnet Holdings Corp 1,516,439 39,382
Machinery - Diversified - 3.09%
Albany International Corp 214,712 17,654
Crane Co 356,373 27,170
Nordson Corp 162,315 22,068
$ 66,892
Miscellaneous Manufacturers - 0.35%
Donaldson Co Inc 158,543 7,667
Oil & Gas - 2.82%
Delek US Holdings Inc 1,051,500 34,437
Vermilion Energy Inc
( d)
1,877,380 26,721
$ 61,158
Packaging & Containers - 1.25%
Packaging Corp of America 268,560 27,012
Pipelines - 2.74%
EnLink Midstream LLC
( d),(e)
3,500,573 27,795
Targa Resources Corp 872,758 31,524
$ 59,319
Real Estate - 1.65%
Newmark Group Inc 4,105,701 35,637
REITs - 13.94%
Agree Realty Corp 270,826 20,228
CyrusOne Inc 971,069 71,335
EastGroup Properties Inc 126,542 15,757
EPR Properties 557,390 43,616
Four Corners Property Trust Inc 613,267 17,472
Granite Real Estate Investment Trust 340,628 16,299
Medical Properties Trust Inc 2,283,221 42,445
National Health Investors Inc 262,443 21,772
National Retail Properties Inc 424,450 23,833
STORE Capital Corp 776,111 29,306
$ 302,063
Semiconductors - 4.25%
Kulicke & Soffa Industries Inc 1,689,315 35,189
MKS Instruments Inc 725,383 56,790
$ 91,979
Software - 0.41%
Broadridge Financial Solutions Inc 69,026 8,935
Supranational Bank - 1.09%
Banco Latinoamericano de Comercio Exterior SA 1,305,514 23,669
Toys, Games & Hobbies - 1.79%
Hasbro Inc 350,662 38,738
TOTAL COMMON STOCKS $ 2,136,151
Total Investments $ 2,203,443
Other Assets and Liabilities -  (1.70)% (36,911)
TOTAL NET ASSETS - 100.00% $ 2,166,532

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2019
See accompanying notes.
206
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,374 or 1.82% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 37.36%
Consumer, Cyclical 14.06%
Industrial 12.84%
Consumer, Non-cyclical 8.28%
Technology 7.58%
Utilities 6.28%
Energy 5.56%
Basic Materials 5.55%
Money Market Funds 3.10%
Government 1.09%
Other Assets and Liabilities
(1.70)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 37,731 $ 587,517 $ 581,960 $ 43,288
$ 37,731 $ 587,517 $ 581,960 $ 43,288
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 65 1 $ — $ — $ —
$ 65 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Growth Fund
August 31, 2019
See accompanying notes.
207
INVESTMENT COMPANIES - 1.03% Shares Held Value (000's)
Money Market Funds - 1.03%
Principal Government Money Market Fund
1.97%
(a),(b)
52,801 $ 53
TOTAL INVESTMENT COMPANIES $ 53
COMMON STOCKS - 99.42% Shares Held Value (000's)
Aerospace & Defense - 2.36%
AAR Corp 1,241 53
Kratos Defense & Security Solutions Inc
( c)
3,395 68
$ 121
Banks - 1.87%
Signature Bank/New York NY 220 26
SVB Financial Group
( c)
360 70
$ 96
Beverages - 0.55%
Boston Beer Co Inc/ The
( c)
63 28
Biotechnology - 3.72%
Exact Sciences Corp
( c)
960 115
Mirati Therapeutics Inc
( c)
130 11
Sage Therapeutics Inc
( c)
381 65
$ 191
Building Materials - 1.21%
Masco Corp 1,531 62
Commercial Services - 14.89%
Chegg Inc
( c)
2,590 103
CoStar Group Inc
( c)
210 129
Euronet Worldwide Inc
( c)
760 116
FTI Consulting Inc
( c)
241 26
Grand Canyon Education Inc
( c)
858 108
Strategic Education Inc 560 95
TransUnion 1,053 88
WEX Inc
( c)
487 99
$ 764
Computers - 2.53%
Mercury Systems Inc
( c)
370 31
Rapid7 Inc
( c)
1,840 99
$ 130
Consumer Products - 1.91%
Church & Dwight Co Inc 1,233 98
Cosmetics & Personal Care - 0.08%
Inter Parfums Inc 69 4
Diversified Financial Services - 0.56%
Tradeweb Markets Inc 676 29
Electronics - 3.14%
Keysight Technologies Inc
( c)
1,360 132
Napco Security Technologies Inc
( c)
850 29
$ 161
Energy - Alternate Sources - 1.50%
SunPower Corp
( c)
6,110 77
Environmental Control - 3.06%
Clean Harbors Inc
( c)
1,450 107
Tetra Tech Inc 623 50
$ 157
Food - 0.51%
Performance Food Group Co
( c)
563 26
Healthcare - Products - 10.41%
CONMED Corp 1,060 107
Haemonetics Corp
( c)
383 51
Inspire Medical Systems Inc
( c)
1,700 118
Insulet Corp
( c)
510 79
Penumbra Inc
( c)
214 31
Tandem Diabetes Care Inc
( c)
2,050 148
$ 534
Healthcare - Services - 1.58%
Amedisys Inc
( c)
217 28
LHC Group Inc
( c)
219 26
Natera Inc
( c)
827 27
$ 81
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 13.16%
Anaplan Inc
( c)
1,108 $ 60
Etsy Inc
( c)
670 35
IAC/ InterActiveCorp
( c)
464 118
NIC Inc 1,260 26
Okta Inc
( c)
450 57
Q2 Holdings Inc
( c)
1,440 130
RingCentral Inc
( c)
685 97
Roku Inc
( c)
330 50
Zendesk Inc
( c)
1,268 102
$ 675
Oil & Gas - 0.51%
Diamondback Energy Inc 260 26
Packaging & Containers - 2.05%
Crown Holdings Inc
( c)
1,589 105
Pharmaceuticals - 5.98%
DexCom Inc
( c)
1,330 228
Horizon Therapeutics Plc
( c)
2,838 79
$ 307
Retail - 8.65%
Boot Barn Holdings Inc
( c)
910 31
CarMax Inc
( c)
609 51
Five Below Inc
( c)
721 89
Floor & Decor Holdings Inc
( c)
530 26
Freshpet Inc
( c)
610 30
Lululemon Athletica Inc
( c)
430 79
Papa John's International Inc 509 25
Wendy's Co/The 5,126 113
$ 444
Semiconductors - 5.96%
Advanced Micro Devices Inc
( c)
807 26
Ambarella Inc
( c)
2,180 122
Cree Inc
( c)
1,820 78
Lattice Semiconductor Corp
( c)
2,251 44
Teradyne Inc 686 36
$ 306
Software - 10.74%
Black Knight Inc
( c)
429 27
Everbridge Inc
( c)
496 43
Five9 Inc
( c)
1,684 106
Manhattan Associates Inc
( c)
390 32
MSCI Inc 110 26
PROS Holdings Inc
( c)
470 33
Sea Ltd ADR
(c)
1,837 59
Twilio Inc
( c)
610 79
Tyler Technologies Inc
( c)
299 77
Zynga Inc
( c)
12,020 69
$ 551
Telecommunications - 0.99%
Viavi Solutions Inc
( c)
3,661 51
Transportation - 1.50%
CryoPort Inc
( c)
1,048 23
Kansas City Southern 433 54
$ 77
TOTAL COMMON STOCKS $ 5,101
Total Investments $ 5,154
Other Assets and Liabilities -  (0.45)% (23)
TOTAL NET ASSETS - 100.00% $ 5,131
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Small-MidCap Growth Fund
August 31, 2019
See accompanying notes.
208
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 39.63%
Technology 19.23%
Communications 14.15%
Industrial 13.32%
Consumer, Cyclical 8.65%
Financial 2.43%
Energy 2.01%
Money Market Funds 1.03%
Other Assets and Liabilities
(0.45)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ — $ 5,765 $ 5,712 $ 53
$ — $ 5,765 $ 5,712 $ 53
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
209
INVESTMENT COMPANIES - 1.85% Shares Held Value (000's)
Money Market Funds - 1.85%
BlackRock Liquidity FedFund 2.01%
(a),(b)
8,052,123 $ 8,052
Principal Government Money Market Fund
1.97%
(a),(b),(c)
98,549,544 98,550
$ 106,602
TOTAL INVESTMENT COMPANIES $ 106,602
CONVERTIBLE PREFERRED STOCKS
- 0.68% Shares Held Value (000's)
Banks - 0.68%
Wells Fargo & Co 7.50%
(d)
27,052 $ 39,255
TOTAL CONVERTIBLE PREFERRED STOCKS $ 39,255
PREFERRED STOCKS - 18.39% Shares Held Value (000's)
Banks - 4.62%
AgriBank FCB 6.88%, 01/01/2024
(d)
61,700 6,586
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.88%, 12/15/2023
(d),(e)
2,429 66
Bank of New York Mellon Corp/The 5.20%,
12/20/2019
(d),(e)
128,585 3,306
BB&T Corp 5.63%, 06/01/2021
(d),(e)
141,800 3,736
Citigroup Inc 6.88%, 11/15/2023
(d)
493,542 13,794
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(d)
1,567 44
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 5.38%, 12/15/2019
(d),(e)
240,600 6,239
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(d)
774,944 20,280
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(d)
325,787 8,796
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d),(e)
1,050,000 27,762
ING Groep NV 6.13%, 10/15/2019
(d),(e)
14,491 376
KeyCorp 6.13%, 12/15/2026
(d),(e)
778,000 21,893
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(d)
341,505 9,221
3 Month USD LIBOR + 3.49%
Morgan Stanley 7.13%, 10/15/2023
(d),(e)
126,282 3,596
3 Month USD LIBOR + 4.32%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(d),(e)
1,726,752 47,434
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(d)
331,650 9,087
3 Month USD LIBOR + 3.15%
State Street Corp 5.25%, 10/03/2019
(d)
1,415,669 35,519
State Street Corp 5.90%, 03/15/2024
(d)
241,300 6,455
3 Month USD LIBOR + 3.11%
State Street Corp 6.00%, 12/15/2019
(d)
349,700 8,837
Synovus Financial Corp 5.88%, 07/01/2024
(d)
40,000 1,054
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(d),(e)
239,945 6,594
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(d)
174,760 5,068
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(d)
194,856 5,156
Wells Fargo & Co 5.63%, 06/15/2022
(d),(e)
195,171 5,172
Wells Fargo & Co 5.85%, 09/15/2023
(d),(e)
125,027 3,301
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(d),(e)
236,676 6,601
3 Month USD LIBOR + 3.69%
$ 265,973
Diversified Financial Services - 0.32%
Affiliated Managers Group Inc 5.88%,
03/30/2059
149,111 3,999
Capital One Financial Corp 6.00%, 10/03/2019
(d)
411,974 10,415
Charles Schwab Corp/The 6.00%, 12/01/2020
(d)
143,663 3,841
$ 18,255
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Electric - 2.94%
Alabama Power Co 5.00%, 10/01/2022
(d)
572,000 $ 15,398
CMS Energy Corp 5.88%, 03/01/2079 248,000 6,830
Dominion Energy Inc 5.25%, 07/30/2076 898,171 23,847
DTE Energy Co 5.25%, 12/01/2062 312,400 7,941
DTE Energy Co 5.25%, 12/01/2077 320,602 8,775
DTE Energy Co 5.38%, 06/01/2076
(e)
13,111 345
Duke Energy Corp 5.13%, 01/15/2073 352,227 8,918
Duke Energy Corp 5.75%, 06/15/2024
(d)
120,000 3,331
Entergy Arkansas LLC 4.90%, 12/01/2052 223,460 5,857
Entergy Louisiana LLC 4.70%, 06/01/2063
(e)
162,785 4,154
Entergy Louisiana LLC 4.88%, 09/01/2066 24,691 649
Entergy Louisiana LLC 5.25%, 07/01/2052
(e)
223,866 5,767
Entergy Texas Inc 5.63%, 06/01/2064 2,414 68
Georgia Power Co 5.00%, 10/01/2077 265,538 7,132
Integrys Holding Inc 6.00%, 08/01/2073 81,343 2,188
3 Month USD LIBOR + 3.22%
Interstate Power & Light Co 5.10%, 10/03/2019
(d)
493,973 12,661
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
227,600 6,380
NextEra Energy Capital Holdings Inc 5.00%,
01/15/2073
(e)
486,428 12,156
NextEra Energy Capital Holdings Inc 5.13%,
11/15/2072
(e)
659,974 16,598
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(e)
100,000 2,763
Southern Co/The 5.25%, 10/01/2076 100,961 2,681
Southern Co/The 5.25%, 12/01/2077 555,000 14,730
$ 169,169
Energy - Alternate Sources - 0.24%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
(e)
490,152 13,656
3 Month USD LIBOR + 4.01%
Algonquin Power & Utilities Corp 6.88%,
10/17/2078
1,930 53
3 Month USD LIBOR + 3.68%
$ 13,709
Food - 0.43%
Dairy Farmers of America Inc 7.88%,
10/03/2019
(d),(g)
12,000 1,200
Dairy Farmers of America Inc 7.88%,
12/01/2025
(d),(g)
236,300 23,630
$ 24,830
Gas - 0.03%
Entergy New Orleans LLC 5.00%, 12/01/2052
(e)
3,299 85
Entergy New Orleans LLC 5.50%, 04/01/2066 46,851 1,302
$ 1,387
Hand & Machine Tools - 0.48%
Stanley Black & Decker Inc 5.75%, 07/25/2052
(e)
1,069,191 27,703
Insurance - 2.60%
Allstate Corp/The 5.10%, 01/15/2053
(e)
540,300 14,404
3 Month USD LIBOR + 3.17%
Allstate Corp/The 6.25%, 10/15/2019
(d)
181,500 4,665
Allstate Corp/The 6.63%, 10/15/2019
(d)
380,000 9,660
American Financial Group Inc/OH 5.88%,
03/30/2059
(e)
101,300 2,760
American Financial Group Inc/OH 6.25%,
09/30/2054
(e)
249,015 6,454
Arch Capital Group Ltd 5.25%, 09/29/2021
(d),(e)
285,500 7,138
Arch Capital Group Ltd 5.45%, 08/17/2022
(d),(e)
54,104 1,372
Axis Capital Holdings Ltd 5.50%, 11/07/2021
(d),(e)
21,417 544
Axis Capital Holdings Ltd 5.50%, 10/03/2019
(d)
154,159 3,868
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
(e)
1,048,434 30,478
3 Month USD LIBOR + 5.60%
Prudential PLC 6.75%, 10/03/2019
(d),(e)
18,931 502

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
210
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc 6.20%,
09/15/2042
(e)
581,128 $ 15,690
3 Month USD LIBOR + 4.37%
RenaissanceRe Holdings Ltd 5.38%, 10/03/2019
(d)
550,975 13,774
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(d),(e)
31,987 846
RenaissanceRe Holdings Ltd 6.08%, 10/03/2019
(d),(e)
162,017 4,329
Voya Financial Inc 5.35%, 09/15/2029
(d)
76,389 2,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
WR Berkley Corp 5.63%, 04/30/2053 1,162,894 29,444
WR Berkley Corp 5.70%, 03/30/2058
(e)
3,100 86
WR Berkley Corp 5.75%, 06/01/2056 65,882 1,729
$ 149,833
REITs - 2.71%
Boston Properties Inc 5.25%, 10/03/2019
(d)
7,284 186
Digital Realty Trust Inc 5.85%, 03/13/2024
(d),(e)
4,771 131
Digital Realty Trust Inc 5.88%, 10/03/2019
(d)
91,183 2,320
Digital Realty Trust Inc 6.35%, 08/24/2020
(d)
205,498 5,425
Federal Realty Investment Trust 5.00%,
09/29/2022
(d),(e)
50,149 1,299
Kimco Realty Corp 5.25%, 12/20/2022
(d)
399,847 10,252
Kimco Realty Corp 5.50%, 10/03/2019
(d)
591,922 14,993
Kimco Realty Corp 5.63%, 09/14/2019
(d)
6,754 170
Kimco Realty Corp 6.00%, 09/14/2019
(d)
272,369 6,866
National Retail Properties Inc 5.20%, 10/11/2021
(d)
121,247 3,057
National Retail Properties Inc 5.70%,
10/03/2019
(d),(e)
2,000 50
Prologis Inc 8.54%, 11/13/2026
(d)
167,700 11,269
PS Business Parks Inc 5.20%, 12/07/2022
(d),(e)
3,332 85
PS Business Parks Inc 5.25%, 09/21/2022
(d),(e)
57,755 1,508
PS Business Parks Inc 5.70%, 10/03/2019
(d),(e)
357,097 9,220
PS Business Parks Inc 5.75%, 10/03/2019
(d)
523,063 13,506
Public Storage 4.90%, 10/14/2021
(d)
6,561 167
Public Storage 4.95%, 07/20/2021
(d),(e)
926 24
Public Storage 5.05%, 08/09/2022
(d),(e)
177,565 4,620
Public Storage 5.15%, 06/02/2022
(d)
2,000 52
Public Storage 5.20%, 10/03/2019
(d),(e)
70,427 1,783
Public Storage 5.60%, 03/11/2024
(d),(e)
314,806 8,811
Public Storage 5.88%, 12/02/2019
(d)
237,401 6,085
Public Storage Inc  5.38%; Series V 5.38%,
10/03/2019
(d)
3,000 76
Senior Housing Properties Trust 5.63%,
08/01/2042
(e)
104,158 2,454
Senior Housing Properties Trust 6.25%,
02/01/2046
139,198 3,651
SITE Centers Corp 6.25%, 10/03/2019
(d)
18,240 469
SITE Centers Corp 6.38%, 06/05/2022
(d)
449,845 11,844
Vornado Realty Trust 5.25%, 12/13/2022
(d),(e)
388,154 9,941
Vornado Realty Trust 5.40%, 10/03/2019
(d)
188,362 4,800
Vornado Realty Trust 5.70%, 10/03/2019
(d),(e)
825,629 20,930
$ 156,044
Savings & Loans - 0.07%
New York Community Bancorp Inc 6.38%,
03/17/2027
(d)
14,862 413
3 Month USD LIBOR + 3.82%
People's United Financial Inc 5.63%, 12/15/2026
(d)
94,067 2,605
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(d),(e)
43,097 1,201
$ 4,219
Sovereign - 1.18%
CoBank ACB 6.13%, 01/01/2020
(d)
8,000 808
CoBank ACB 6.20%, 01/01/2025
(d)
65,000 7,020
3 Month USD LIBOR + 3.74%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign (continued)
CoBank ACB 6.25%, 10/01/2022
(d)
296,500 $ 31,355
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d),(g)
270,500 28,876
3 Month USD LIBOR + 4.01%
$ 68,059
Telecommunications - 2.77%
Centaur Funding Corp 0.00%, 04/21/2020
(f),(g)
26,500 25,838
Centaur Funding Corp 9.08%, 04/21/2020
(c),(g)
96,166 99,772
Telephone & Data Systems Inc 6.63%,
03/31/2045
157,104 4,300
Telephone & Data Systems Inc 7.00%,
03/15/2060
(e)
1,088,601 27,781
United States Cellular Corp 6.95%, 05/15/2060 71,028 1,813
$ 159,504
TOTAL PREFERRED STOCKS $ 1,058,685
BONDS - 78.10%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.20%
General Motors Financial Co Inc
5.75%, 12/31/2049
(d),(h)
$ 12,700 $ 11,811
3 Month USD LIBOR + 3.60%
Banks - 46.10%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(d),(g),(h)
5,000 5,525
USD Swap Rate NY 5 Year + 5.17%
6.75%, 12/31/2049
(d),(h)
2,700 2,984
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(d),(h),( i )
13,000 13,156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 12/31/2049
(d),(h)
12,800 13,615
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.25%, 12/31/2049
(d),(h)
30,599 33,353
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(d),(h)
46,830 52,859
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(d),(h)
97,785 109,519
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,148
Bank of New York Mellon Corp/The
4.62%, 12/31/2049
(d),(h)
33,927 34,097
3 Month USD LIBOR + 3.13%
4.95%, 12/31/2049
(d),(h)
78,000 79,524
3 Month USD LIBOR + 3.42%
Barclays Bank PLC
7.63%, 11/21/2022 8,000 8,820
Barclays PLC
6.63%, 12/31/2049
(d),(h)
4,178 4,181
USD Swap Semi-Annual 5 Year + 5.02%
7.75%, 12/31/2049
(d),(h)
39,200 40,033
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 12/31/2049
(d),(h)
30,065 31,263
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 12/31/2049
(d),(h)
40,500 42,122
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BB&T Corp
4.80%, 12/31/2049
(d),(h)
93,800 94,503
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
211
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
6.63%, 12/31/2049
(d),(g),(h)
$ 22,500 $ 23,569
USD Swap Semi-Annual 5 Year + 4.15%
7.00%, 12/31/2049
(d),(g),(h)
2,500 2,719
USD Swap Semi-Annual 5 Year + 3.98%
7.19%, 06/29/2049
(d),(h)
6,400 7,088
3 Month USD LIBOR + 1.29%
7.20%, 06/29/2049
(d),(g),(h)
23,000 25,472
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(d),(g),(h)
100 111
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 12/31/2049
(d),(h)
13,000 14,446
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(d),(g),(h)
58,198 61,544
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(d),(h)
20,000 21,150
USD Swap Semi-Annual 5 Year + 6.31%
BPCE SA
12.50%, 08/29/2049
(d),(g),(h)
2,700 2,726
3 Month USD LIBOR + 12.98%
Citigroup Capital III
7.63%, 12/01/2036 2,700 3,679
Citigroup Inc
5.95%, 12/29/2049
(d),(h)
24,100 25,365
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(d),(h)
12,457 13,329
3 Month USD LIBOR + 3.91%
5.95%, 12/31/2049
(d),(h)
9,000 9,169
3 Month USD LIBOR + 4.10%
6.13%, 12/31/2049
(d),(h)
47,300 48,660
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(d),(h)
86,582 96,972
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
5.50%, 12/31/2049
(d),(e),(h)
7,500 7,556
3 Month USD LIBOR + 3.96%
6.00%, 12/31/2049
(d),(h)
7,000 7,131
3 Month USD LIBOR + 3.00%
6.38%, 12/31/2049
(d),(h)
1,400 1,463
3 Month USD LIBOR + 3.16%
Corestates Capital III
2.73%, 02/15/2027
(e),(g)
6,721 6,234
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(d),(g),(h)
11,100 12,269
USD Swap Semi-Annual 5 Year + 4.90%
8.38%, 12/31/2049
(d),(g),(h)
3,000 3,017
3 Month USD LIBOR + 6.98%
Credit Suisse AG
6.50%, 08/08/2023
(g)
23,254 25,908
6.50%, 08/08/2023 6,000 6,685
Credit Suisse Group AG
6.25%, 12/31/2049
(d),(g),(h)
9,100 9,603
USD Swap Semi-Annual 5 Year + 3.46%
6.25%, 12/31/2049
(d),(h)
1,475 1,557
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2049
(d),(g),(h)
14,200 14,669
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(d),(g),(h)
6,500 6,923
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(d),(g),(h)
72,040 79,494
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(d),(h)
3,000 3,310
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12/31/2049
(d),(h)
2,500 2,457
USD Swap Semi-Annual 7 Year + 3.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
5.10%, 12/31/2049
(d),(h)
$ 1,403 $ 1,409
3 Month USD LIBOR + 3.03%
First Maryland Capital I
3.30%, 01/15/2027 2,000 1,870
3 Month USD LIBOR + 1.00%
First Union Capital II
7.95%, 11/15/2029 3,700 5,118
Goldman Sachs Group Inc/The
5.38%, 12/31/2049
(d),(h)
11,300 11,413
3 Month USD LIBOR + 3.92%
5.50%, 12/31/2049
(d),(e),(h)
13,750 14,403
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
6.06%, 12/31/2049
(d)
29,081 29,117
3 Month USD LIBOR + 3.88%
HSBC Capital Funding Dollar 1 LP
10.18%, 12/29/2049
(d),(g),(h)
44,542 71,852
3 Month USD LIBOR + 4.98%
10.18%, 12/29/2049
(d),(h)
15,200 24,520
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2049
(d),(h)
15,900 15,940
USD Swap Rate NY 5 Year + 3.75%
6.37%, 12/31/2049
(d),(h)
14,800 15,336
USD Swap Rate NY 5 Year + 4.37%
6.50%, 12/31/2049
(d),(h)
25,600 26,309
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(d),(h)
42,000 44,006
USD Swap Rate NY 5 Year + 5.51%
ING Groep NV
6.50%, 12/31/2049
(d),(h)
35,300 36,768
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(d),(h)
25,320 26,681
USD Swap Semi-Annual 5 Year + 5.12%
JPMorgan Chase & Co
5.30%, 12/31/2049
(d),(h)
16,218 16,441
3 Month USD LIBOR + 3.80%
5.74%, 04/29/2049
(d)
35,500 35,685
3 Month USD LIBOR + 3.47%
6.13%, 12/31/2049
(d),(h)
7,706 8,294
3 Month USD LIBOR + 3.33%
6.75%, 12/31/2049
(d),(h)
136,607 152,146
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(d),(h)
20,101 20,553
3 Month USD LIBOR + 3.61%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,637
Lloyds Bank PLC
12.00%, 12/29/2049
(d),(g),(h)
29,550 35,541
3 Month USD LIBOR + 11.76%
12.00%, 12/29/2049
(d),(h)
35,889 43,165
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 01/29/2049
(d),(g),(h)
12,674 13,230
3 Month USD LIBOR + 1.50%
6.66%, 01/29/2049
(d),(g),(h)
48,685 51,058
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(d),(h)
47,496 49,099
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(d),(h)
22,500 23,288
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12/31/2049
(d),(h)
12,500 13,094
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(d),(h)
6,615 7,177
3 Month USD LIBOR + 3.61%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
212
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
5.55%, 12/31/2049
(d),(h)
$ 8,500 $ 8,596
3 Month USD LIBOR + 3.81%
Nordea Bank Abp
6.13%, 12/31/2049
(d),(g),(h)
42,131 43,448
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 12/31/2049
(d),(h)
1,800 1,856
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2049
(d),(g),(h)
23,420 25,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12/31/2049
(d),(h)
4,400 4,455
3 Month USD LIBOR + 3.20%
NTC Capital I
2.82%, 01/15/2027 5,500 5,139
3 Month USD LIBOR + 0.52%
NTC Capital II
2.89%, 04/15/2027 6,500 6,074
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 07/29/2049
(d),(h)
37,635 40,525
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 12/29/2049
(d),(h)
2,750 3,630
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
4.65%, 03/29/2049
(d)
1,900 1,773
3 Month USD LIBOR + 2.32%
7.50%, 12/31/2049
(d),(h)
46,281 47,017
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 08/29/2049
(d),(h)
28,946 38,788
3 Month USD LIBOR + 2.50%
8.00%, 12/31/2049
(d),(e),(h)
7,825 8,330
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12/29/2049
(d),(h)
13,295 14,076
USD Swap Semi-Annual 5 Year + 7.60%
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(d),(h)
5,000 5,069
USD Swap Semi-Annual 5 Year + 3.49%
5.75%, 12/31/2049
(d),(h)
8,100 8,181
USD Swap Semi-Annual 5 Year + 3.85%
Societe Generale SA
7.37%, 12/31/2049
(d),(h)
11,800 12,405
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 12/31/2049
(d),(g),(h)
13,900 14,630
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(d),(g),(h)
25,326 26,624
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/31/2049
(d),(e),(g),(h)
500 539
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/31/2049
(d),(h)
14,000 15,103
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 12/31/2049
(d),(g),(h)
23,900 26,708
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 07/29/2049
(d),(g),(h)
41,500 46,791
3 Month USD LIBOR + 1.46%
7.01%, 07/29/2049
(d),(h)
19,800 22,325
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(d),(g),(h)
17,700 18,519
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 12/31/2049
(d),(h)
10,500 10,986
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(d),(g),(h)
11,000 11,770
USD Swap Semi-Annual 5 Year + 5.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp
5.25%, 12/31/2049
(d),(h)
$ 4,000 $ 4,075
3 Month USD LIBOR + 3.60%
SunTrust Banks Inc
5.63%, 12/31/2049
(d),(h)
4,400 4,422
3 Month USD LIBOR + 3.86%
SunTrust Capital I
2.83%, 05/15/2027 10,900 10,110
3 Month USD LIBOR + 0.67%
Svenska Handelsbanken AB
5.25%, 12/31/2049
(d),(h)
29,400 29,547
USD Swap Semi-Annual 5 Year + 3.34%
Swedbank AB
6.00%, 12/31/2049
(d),(h)
5,200 5,304
USD Swap Semi-Annual 5 Year + 4.11%
UBS Group Funding Switzerland AG
6.87%, 12/31/2049
(d),(h)
12,078 12,546
USD Swap Rate NY 5 Year + 5.50%
6.88%, 12/31/2049
(d),(h)
11,933 12,729
USD Swap Semi-Annual 5 Year + 4.59%
7.00%, 12/31/2049
(d),(e),(g),(h)
19,500 20,670
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(d),(h)
10,800 11,448
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(d),(h)
20,700 22,658
USD Swap Semi-Annual 5 Year + 4.87%
7.13%, 12/31/2049
(d),(h)
1,757 1,782
USD Swap Semi-Annual 5 Year + 5.46%
UniCredit SpA
8.00%, 12/31/2049
(d),(h)
12,700 13,014
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
5.12%, 12/31/2049
(d),(h)
21,400 21,855
3 Month USD LIBOR + 3.49%
USB Realty Corp
3.45%, 12/29/2049
(d),(g)
1,500 1,283
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
5.87%, 12/31/2049
(d),(e),(h)
50,300 55,470
3 Month USD LIBOR + 3.99%
6.18%, 12/31/2049
(d)
43,100 43,423
3 Month USD LIBOR + 3.77%
$ 2,654,821
Diversified Financial Services - 1.44%
Capital One Financial Corp
5.55%, 12/31/2049
(d),(h)
20,430 20,660
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 02/28/2049
(d),(h)
28,358 31,052
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(d),(g),(h)
31,000 31,232
3 Month USD LIBOR + 3.17%
$ 82,944
Electric - 3.18%
Emera Inc
6.75%, 06/15/2076
(h)
52,095 56,653
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
43,300 51,094
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
22,969 24,317
3 Month USD LIBOR + 3.63%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
4.39%, 10/01/2066 $ 23,474 $ 19,678
3 Month USD LIBOR + 2.07%
4.54%, 06/15/2067 8,920 7,515
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
3,100 3,103
3 Month USD LIBOR + 2.41%
PPL Capital Funding Inc
4.99%, 03/30/2067 15,700 13,855
3 Month USD LIBOR + 2.67%
Southern Co/The
5.50%, 03/15/2057
(h)
6,500 6,746
3 Month USD LIBOR + 3.63%
$ 182,961
Food - 0.14%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(d),(g)
8,700 8,222
Gas - 0.31%
NiSource Inc
5.65%, 12/31/2049
(d),(h)
17,900 17,807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 22.84%
ACE Capital Trust II
9.70%, 04/01/2030 14,970 22,006
AIG Life Holdings Inc
8.50%, 07/01/2030 31,200 41,637
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 12,518
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 13,899
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
41,000 43,362
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
22,300 29,882
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 5,937
Aquarius & Investments Plc for Swiss
Reinsurance Co Ltd
6.37%, 09/01/2024
(h)
11,800 11,793
USD Swap Semi-Annual 5 Year + 5.21%
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
46,000 50,370
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
19,400 21,243
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
6,290 6,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/29/2049
(d),(g),(h)
27,793 32,275
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 8,565 12,462
Catlin Insurance Co Ltd
5.28%, 07/29/2049
(d),(g)
40,436 40,234
3 Month USD LIBOR + 2.98%
Cloverie PLC for Swiss Re Corporate Solutions
Ltd
4.50%, 09/11/2044
(h)
20,000 20,667
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,657
3 Month USD LIBOR + 4.92%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Dai-ichi Life Insurance Co Ltd/The
7.25%, 12/29/2049
(d),(g),(h)
$ 13,250 $ 14,281
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
4.54%, 05/01/2067 27,820 25,316
3 Month USD LIBOR + 2.39%
Great-West Life & Annuity Insurance Capital LP
6.63%, 11/15/2034
(g)
7,800 9,441
Hartford Financial Services Group Inc/The
4.28%, 02/12/2067
(g)
15,885 13,502
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
52,754 54,811
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
76,240 96,444
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 30,811
Lincoln National Corp
4.32%, 04/20/2067 60,769 48,919
3 Month USD LIBOR + 2.04%
4.48%, 05/17/2066 14,209 11,722
3 Month USD LIBOR + 2.36%
Meiji Yasuda Life Insurance Co
5.10%, 04/26/2048
(e),(g),(h)
13,800 15,559
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10/20/2045
(g),(h)
14,545 16,145
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 31,863
MetLife Inc
5.25%, 12/31/2049
(d),(h)
1,000 1,013
3 Month USD LIBOR + 3.58%
6.40%, 12/15/2066 10,770 12,567
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
49,075 69,686
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,223 80,859
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(d),(g),(h)
6,800 7,624
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(g),(h)
10,700 11,716
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,349
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 88,892
Nippon Life Insurance Co
4.70%, 01/20/2046
(g),(h)
5,000 5,413
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
27,300 29,893
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12/31/2049
(d),(h)
4,750 4,904
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.63%, 06/15/2043
(h)
71,714 76,849
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
20,401 21,829
3 Month USD LIBOR + 4.18%
Prudential PLC
6.50%, 10/20/2048
(h)
9,700 11,204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Reinsurance Group of America Inc
5.08%, 12/15/2065 13,223 12,033
3 Month USD LIBOR + 2.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Sompo Japan Nipponkoa Insurance Inc
5.33%, 03/28/2073
(g),(h)
$ 60,300 $ 64,898
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
15,500 17,515
3 Month USD LIBOR + 4.44%
Voya Financial Inc
5.65%, 05/15/2053
(h)
45,326 47,586
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(d),(e),(h)
9,250 9,817
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 1,315,268
Mining - 0.51%
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
(g),(h)
25,042 29,329
USD Swap Semi-Annual 5 Year + 5.09%
Pipelines - 1.83%
Enbridge Inc
6.25%, 03/01/2078
(h)
36,498 38,049
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
40,800 40,290
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
5,000 4,872
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.63%, 05/20/2075
(h)
3,800 3,904
3 Month USD LIBOR + 3.53%
5.87%, 08/15/2076
(h)
17,300 18,252
3 Month USD LIBOR + 4.64%
$ 105,367
Sovereign - 0.36%
CoBank ACB
6.25%, 12/31/2049
(d),(h)
16,400 17,630
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12/31/2049
(d),(g),(h)
3,000 3,230
3 Month USD LIBOR + 3.22%
$ 20,860
Telecommunications - 0.51%
Koninklijke KPN NV
7.00%, 03/28/2073
(e),(g),(h)
13,126 13,963
USD Swap Semi-Annual 10 Year + 5.33%
7.00%, 03/28/2073
(h)
8,000 8,510
USD Swap Semi-Annual 10 Year + 5.33%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
5,900 6,739
USD Swap Semi-Annual 5 Year + 4.87%
$ 29,212
Transportation - 0.68%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 39,369
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 4,497,971
TOTAL PURCHASED OPTIONS - 0.02% $ 1,156
Total Investments $ 5,703,669
Other Assets and Liabilities -  0.96% 55,573
TOTAL NET ASSETS - 100.00% $ 5,759,242
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15,032 or 0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,511,133 or 26.24% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Security purchased on a when-issued basis.
Portfolio Summary  (unaudited)
Sector Percent
Financial 81.38%
Utilities 6.46%
Communications 3.28%
Energy 2.07%
Money Market Funds 1.85%
Government 1.54%
Industrial 1.16%
Consumer, Non-cyclical 0.57%
Basic Materials 0.51%
Consumer, Cyclical 0.20%
Purchased Options 0.02%
Other Assets and Liabilities
0.96%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
215
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Centaur Funding Corp 9.08% 04/21/2020 $ 111,136 $ — $ 4,7 69 $ 99,772
Principal Government Money Market Fund 1.97% 471 1,229,465 1,131,386 98,550
$ 111,607 $ 1,229,465 $ 1,136,15 5 $ 198,322
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Centaur Funding Corp 9.08% 04/21/2020 $ 8,834 $ 191 $ — $ (6,78 6 )
Principal Government Money Market Fund 1.97% 1,5 86 — — —
$ 10,4 20 $ 191 $ — $ (6,78 6 )
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
December 2019
N/A 2,000 $ 2,000 $ 167.00 09/09/2019 $ 692 $ 562 $ (130)
Put - US Long Bond Future;
December 2019
N/A 2,000 $ 2,000 $ 163.00 09/09/2019 443 344 (99)
Put - US Long Bond Future;
December 2019
N/A 1,000 $ 1,000 $ 163.50 09/09/2019 273 250 (23)
Total $ 1,408 $ 1,156 $ (252)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
December 2019
N/A 2,000 $ 2,000 $ 165.00 09/09/2019 $ (2,069) $ (2,000) $ 69
Put - US Long Bond Future;
December 2019
N/A 2,000 $ 2,000 $ 165.00 09/09/2019 (1,733) (1,500) 233
Put - US Long Bond Future;
December 2019
N/A 1,000 $ 1,000 $ 165.50 09/09/2019 (899) (1,016) (117)
Total $ (4,701) $ (4,516) $ 185
Amounts in thousands except contracts/shares.

Schedule of Investments
SystematEx International Fund
August 31, 2019
See accompanying notes.
216
INVESTMENT COMPANIES - 0.68% Shares Held Value (000's)
Money Market Funds - 0.68%
BlackRock Liquidity FedFund 2.01%
(a),(b)
1,945 $ 2
Principal Government Money Market Fund
1.97%
(a),(c)
386,303 386
$ 388
TOTAL INVESTMENT COMPANIES $ 388
COMMON STOCKS - 98.67% Shares Held Value (000's)
Aerospace & Defense - 0.97%
Airbus SE 535 74
Safran SA 3,285 477
$ 551
Agriculture - 1.45%
British American Tobacco PLC 5,117 179
Imperial Brands PLC 12,801 332
Japan Tobacco Inc 2,700 57
Swedish Match AB 6,549 257
$ 825
Airlines - 1.36%
ANA Holdings Inc 5,200 178
Deutsche Lufthansa AG 9,317 143
Japan Airlines Co Ltd 6,700 209
Qantas Airways Ltd 58,884 242
$ 772
Apparel - 2.91%
Adidas AG 1,254 371
Kering SA 994 482
LVMH Moet Hennessy Louis Vuitton SE 1,860 742
Puma SE 815 62
$ 1,657
Automobile Manufacturers - 4.20%
Fiat Chrysler Automobiles NV 14,634 191
Honda Motor Co Ltd 16,200 384
Mazda Motor Corp 8,400 70
Peugeot SA 10,883 243
Subaru Corp 5,900 158
Suzuki Motor Corp 11,200 431
Toyota Motor Corp 9,400 616
Volkswagen AG 500 82
Volvo AB - B Shares 15,350 213
$ 2,388
Automobile Parts & Equipment - 1.82%
Aisin Seiki Co Ltd 6,300 186
Bridgestone Corp 7,100 269
Cie Generale des Etablissements Michelin SCA 2,319 244
Denso Corp 3,100 130
Faurecia SE 2,691 118
Sumitomo Rubber Industries Ltd 7,600 86
$ 1,033
Banks - 7.89%
ABN AMRO Bank NV
( d)
5,707 101
Australia & New Zealand Banking Group Ltd 7,298 131
Banco Santander SA 22,445 85
Bank Leumi Le-Israel BM 22,617 154
Bank of Montreal 1,000 69
Bank of Nova Scotia/The 2,000 106
BNP Paribas SA 5,820 262
Commonwealth Bank of Australia 2,870 153
Danske Bank A/S 4,001 53
DBS Group Holdings Ltd 12,600 222
HSBC Holdings PLC 78,936 568
Lloyds Banking Group PLC 1,043,496 635
Macquarie Group Ltd 4,737 395
Mizuho Financial Group Inc 132,200 192
National Australia Bank Ltd 2,600 48
Nordea Bank Abp 313 2
Oversea-Chinese Banking Corp Ltd 20,400 156
Raiffeisen Bank International AG 10,481 229
Resona Holdings Inc 44,500 174
Royal Bank of Canada 1,600 120
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc 8,200 $ 269
Toronto-Dominion Bank/The 2,200 119
United Overseas Bank Ltd 6,100 110
Westpac Banking Corp 7,212 137
$ 4,490
Beverages - 1.62%
Diageo PLC 3,580 153
Heineken Holding NV 3,328 329
Kirin Holdings Co Ltd 15,600 308
Suntory Beverage & Food Ltd 3,100 134
$ 924
Biotechnology - 0.80%
CSL Ltd 2,827 458
Chemicals - 1.91%
Arkema SA 1,479 130
BASF SE 4,604 305
Covestro AG
( d)
3,619 164
Mitsubishi Chemical Holdings Corp 30,400 208
Mitsui Chemicals Inc 5,000 107
Sumitomo Chemical Co Ltd 20,900 91
Tosoh Corp 6,400 82
$ 1,087
Commercial Services - 2.15%
Amadeus IT Group SA 5,579 416
Ashtead Group PLC 11,662 324
Wirecard AG 3,004 481
$ 1,221
Computers - 2.24%
Capgemini SE 2,081 250
Computershare Ltd 21,112 219
Fujitsu Ltd 4,700 362
NEC Corp 10,300 441
$ 1,272
Cosmetics & Personal Care - 0.21%
Unilever NV 1,911 119
Distribution & Wholesale - 2.93%
ITOCHU Corp 22,100 440
Mitsubishi Corp 19,500 474
Mitsui & Co Ltd 24,900 390
Sumitomo Corp 24,100 361
$ 1,665
Diversified Financial Services - 0.72%
ORIX Corp 27,800 410
Electric - 1.80%
E.ON SE 16,012 149
Enel SpA 88,268 641
Engie SA 15,543 236
$ 1,026
Electrical Components & Equipment - 0.92%
Brother Industries Ltd 16,200 280
Schneider Electric SE 2,906 243
$ 523
Engineering & Construction - 4.33%
ACS Actividades de Construccion y Servicios SA 10,990 416
Aena SME SA
( d)
1,897 343
Eiffage SA 3,176 329
Fraport AG Frankfurt Airport Services Worldwide 607 51
HOCHTIEF AG 1,292 141
Kajima Corp 19,600 238
Obayashi Corp 27,400 252
Taisei Corp 4,500 159
Vinci SA 4,879 533
$ 2,462
Entertainment - 0.54%
Aristocrat Leisure Ltd 15,331 307

Schedule of Investments
SystematEx International Fund
August 31, 2019
See accompanying notes.
217
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 6.51%
Colruyt SA 5,523 $ 283
Empire Co Ltd 5,300 146
Koninklijke Ahold Delhaize NV 27,728 650
Nestle SA 10,122 1,137
NH Foods Ltd 4,000 154
Seven & i Holdings Co Ltd 5,100 180
Tate & Lyle PLC 19,382 170
Tesco PLC 131,243 351
Wesfarmers Ltd 9,367 247
WH Group Ltd
( d)
311,680 250
Wm Morrison Supermarkets PLC 62,090 138
$ 3,706
Forest Products & Paper - 0.81%
Stora Enso Oyj 11,046 124
UPM- Kymmene Oyj 12,489 337
$ 461
Healthcare - Products - 1.69%
Alcon Inc
( e)
1,617 98
Demant A/ S
( e)
6,908 209
EssilorLuxottica SA 383 57
Koninklijke Philips NV 7,429 350
Straumann Holding AG 315 248
$ 962
Healthcare - Services - 0.99%
Fresenius Medical Care AG & Co KGaA 2,441 164
Ramsay Health Care Ltd 4,215 186
Sonic Healthcare Ltd 10,915 216
$ 566
Holding Companies - Diversified - 0.83%
CK Hutchison Holdings Ltd 31,000 270
Jardine Matheson Holdings Ltd 3,682 200
$ 470
Home Builders - 2.17%
Barratt Developments PLC 19,400 150
Berkeley Group Holdings PLC 5,692 272
Daiwa House Industry Co Ltd 4,600 144
Persimmon PLC 10,271 238
Sekisui House Ltd 11,200 199
Taylor Wimpey PLC 128,534 229
$ 1,232
Home Furnishings - 1.08%
Sony Corp 10,800 615
Insurance - 7.99%
Aegon NV 27,737 105
Allianz SE 2,573 568
Aviva PLC 17,095 74
AXA SA 16,097 369
Baloise Holding AG 399 68
CNP Assurances 8,240 150
Direct Line Insurance Group PLC 78,795 272
Hannover Rueck SE 246 39
Legal & General Group PLC 151,221 405
Manulife Financial Corp 8,000 133
Mapfre SA 56,369 147
MS&AD Insurance Group Holdings Inc 6,800 216
Muenchener Rueckversicherungs -Gesellschaft
AG in Muenchen
370 89
NN Group NV 9,936 333
Sampo Oyj 3,132 124
Sompo Holdings Inc 5,500 219
Swiss Life Holding AG 1,134 539
Swiss Re AG 2,457 237
Tokio Marine Holdings Inc 4,000 206
Zurich Insurance Group AG 702 250
$ 4,543
Investment Companies - 0.35%
EXOR NV 2,938 200
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 1.38%
ArcelorMittal 9,986 $ 144
BlueScope Steel Ltd 18,738 158
Fortescue Metals Group Ltd 73,610 397
JFE Holdings Inc 7,500 87
$ 786
Leisure Products & Services - 0.33%
Flight Centre Travel Group Ltd 5,968 187
Machinery - Construction & Mining - 0.79%
Hitachi Ltd 13,100 447
Media - 0.51%
Pearson PLC 28,659 290
RTL Group SA
( f)
40 2
$ 292
Mining - 4.15%
Anglo American PLC 19,585 424
BHP Group Ltd 16,906 415
Boliden AB
( e)
6,827 151
Glencore PLC
( e)
115,519 332
Rio Tinto Ltd 6,338 374
Rio Tinto PLC 10,323 523
South32 Ltd 81,821 145
$ 2,364
Miscellaneous Manufacturers - 0.67%
FUJIFILM Holdings Corp 4,800 205
Siemens AG 1,767 177
$ 382
Office & Business Equipment - 1.35%
Canon Inc 13,000 337
Konica Minolta Inc 60,500 430
$ 767
Oil & Gas - 6.70%
BP PLC 100,762 614
Eni SpA 3,233 49
Equinor ASA 10,591 180
JXTG Holdings Inc 55,850 230
Neste Oyj 18,492 583
OMV AG 4,695 240
Repsol SA 19,231 280
Royal Dutch Shell PLC - A Shares 17,672 491
Royal Dutch Shell PLC - B Shares 15,717 435
TOTAL SA 14,256 712
$ 3,814
Pharmaceuticals - 9.17%
Alfresa Holdings Corp 11,000 249
Astellas Pharma Inc 23,300 321
AstraZeneca PLC 1,778 159
Bayer AG 5,042 375
GlaxoSmithKline PLC 18,710 390
Medipal Holdings Corp 12,400 263
Merck KGaA 1,972 211
Novartis AG 8,086 729
Novo Nordisk A/S 5,922 308
Roche Holding AG 3,047 833
Sanofi 5,689 489
Sumitomo Dainippon Pharma Co Ltd 15,700 274
Suzuken Co Ltd/Aichi Japan 5,900 317
UCB SA 4,003 299
$ 5,217
Private Equity - 1.48%
3i Group PLC 36,293 485
Partners Group Holding AG 441 359
$ 844
Real Estate - 1.79%
CK Asset Holdings Ltd 41,999 284
Kerry Properties Ltd 61,500 207
Sun Hung Kai Properties Ltd 21,000 297
Wheelock & Co Ltd 39,230 228
$ 1,016

Schedule of Investments
SystematEx International Fund
August 31, 2019
See accompanying notes.
218
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0.73%
Mirvac Group 193,322 $ 415
Retail - 0.13%
Sundrug Co Ltd 2,400 75
Software - 1.45%
Mixi Inc 10,500 220
SAP SE 1,964 234
Ubisoft Entertainment SA
( e)
4,607 372
$ 826
Telecommunications - 4.52%
Deutsche Telekom AG 50,156 837
KDDI Corp 11,700 312
Nippon Telegraph & Telephone Corp 9,400 451
NTT DOCOMO Inc 16,300 411
Orange SA 26,915 409
SoftBank Group Corp 3,300 149
$ 2,569
Transportation - 0.33%
Central Japan Railway Co 400 79
Royal Mail PLC 43,642 110
$ 189
TOTAL COMMON STOCKS $ 56,135
Total Investments $ 56,523
Other Assets and Liabilities -  0.65% 369
TOTAL NET ASSETS - 100.00% $ 56,892
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $858 or 1.51% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Country Percent
Japan 26.24%
United Kingdom 14.38%
France 12.17%
Switzerland 8.49%
Germany 8.17%
Australia 7.82%
Netherlands 5.25%
Hong Kong 3.06%
Spain 2.96%
Finland 2.06%
Canada 1.22%
Italy 1.22%
Sweden 1.09%
Belgium 1.03%
Denmark 1.00%
Singapore 0.85%
Austria 0.82%
United States 0.68%
Norway 0.32%
Israel 0.27%
Luxembourg 0.25%
Other Assets and Liabilities
0.65%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 2 $ 12,160 $ 11,776 $ 386
$ 2 $ 12,160 $ 11,776 $ 386
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands.

Glossary to the Schedule of Investments
August 31, 2019
See accompanying notes.
219
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD New Taiwan Dollar
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class J shares
2019 $ 24.74 ( $ 0.02) $ 2.73 $ 2.71 $ – ( $ 1.59) ( $ 1.59) $ 25.86
2018 (d) 20.16 (0.05) 5.22 5.17 – (0.59) (0.59) 24.74
Institutional shares
2019 24.81 0.09 2.69 2.78 – (1.59) (1.59) 26.00
2018 20.10 0.01 5.29 5.30 – (0.59) (0.59) 24.81
2017 17.00 0.10 3.17 3.27 (0.08) (0.09) (0.17) 20.10
2016 15.63 0.05 1.70 1.75 (0.07) (0.31) (0.38) 17.00
2015 15.14 0.10 0.86 0.96 (0.09) (0.38) (0.47) 15.63
R-3 shares
2019 24.55 (0.07) 2.70 2.63 – (1.59) (1.59) 25.59
2018 20.00 (0.10) 5.24 5.14 – (0.59) (0.59) 24.55
2017 16.96 0.21 2.95 3.16 (0.03) (0.09) (0.12) 20.00
2016 (h) 15.64 (0.01) 1.33 1.32 – – – 16.96
R-4 shares
2019 24.66 (0.01) 2.70 2.69 – (1.59) (1.59) 25.76
2018 20.05 (0.06) 5.26 5.20 – (0.59) (0.59) 24.66
2017 16.98 0.09 3.11 3.20 (0.04) (0.09) (0.13) 20.05
2016 (h) 15.64 – 1.34 1.34 – – – 16.98
R-5 shares
2019 24.72 0.02 2.71 2.73 – (1.59) (1.59) 25.86
2018 20.07 (0.03) 5.27 5.24 – (0.59) (0.59) 24.72
2017 16.99 0.18 3.04 3.22 (0.05) (0.09) (0.14) 20.07
2016 (h) 15.64 0.01 1.34 1.35 – – – 16.99
R-6 shares
2019 24.82 0.07 2.74 2.81 – (1.59) (1.59) 26.04
2018 20.10 0.03 5.28 5.31 – (0.59) (0.59) 24.82
2017 (i) 17.03 0.23 2.84 3.07 – – – 20.10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.82% (b) $ 80,050 0.96% 1.08% (c) (0.06) % 15.9%
26.12 (b),(e) 59,232 1.01 (f) 1 .04 (c),(f) (0.21) (f) 34.0 (f)
13.09 725,718 0.67 0.78 (g) 0.39 15.9
26.88 175,887 0.75 0.75 (g) 0.03 34.0
19.42 63,268 0.69 0.69 (g) 0.57 27.1
11.39 1,257,265 0.69 0.69 (g) 0.33 36.4
6.46 1,226,210 0.71 0.71 (g) 0.61 26.2
12.58 5,913 1.15 1.23 (g) (0.32) 15.9
26.18 8,402 1 .24 – (0.45) 34.0
18.77 337 1.25 – 1.08 27.1
8.44 (e) 11 1.26 (f) – (0.13) (f) 36.4 (f)
12.78 3,989 0.96 1.04 (g) (0.05) 15.9
26.42 1,300 1.05 – (0.27) 34.0
19.02 27 1.06 – 0.51 27.1
8.57 (e) 11 1.07 (f) – 0.05 (f) 36.4 (f)
12.92 6,380 0.84 0.92 (g) 0.07 15.9
26.59 5,279 0.93 – (0.15) 34.0
19.11 83 0.94 – 0.95 27.1
8.63 (e) 11 0.95 (f) – 0.19 (f) 36.4 (f)
13.22 3,052,936 0.58 0.66 (g) 0.29 15.9
26.93 2,709,836 0.67 0.67 (g) 0.12 34.0
18.03 (e) 1,582,450 0.68 (f) 0.69 (f),(g) 1.74 (f) 27.1 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Period from September 11, 2017, date operations commenced, through August 31, 2018.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Period from March 29, 2016, date operations commenced, through August 31, 2016.
(i) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2019 $ 10 .60 $ 0 .23 $ 0 .74 $ 0 .97 ( $ 0 .21 ) $ – ( $ 0 .21 ) $ 11 .36
2018 11 .01 0 .20 ( 0 .39 ) ( 0 .19 ) ( 0 .22 ) – ( 0 .22 ) 10 .60
2017 11 .17 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .13 ) – ( 0 .13 ) 11 .01
2016 10 .82 0 .13 0 .40 0 .53 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 11 .17
2015 10 .94 0 .12 ( 0 .06 ) 0 .06 ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 10 .82
Institutional shares
2019 10 .81 0 .29 0 .76 1 .05 ( 0 .27 ) – ( 0 .27 ) 11 .59
2018 11 .21 0 .25 ( 0 .39 ) ( 0 .14 ) ( 0 .26 ) – ( 0 .26 ) 10 .81
2017 11 .39 0 .21 ( 0 .20 ) 0 .01 ( 0 .19 ) – ( 0 .19 ) 11 .21
2016 11 .02 0 .20 0 .39 0 .59 ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 11 .39
2015 11 .01 0 .17 0 .08 0 .25 ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 11 .02
R-1 shares
2019 10 .58 0 .19 0 .75 0 .94 ( 0 .16 ) – ( 0 .16 ) 11 .36
2018 10 .97 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .16 ) – ( 0 .16 ) 10 .58
2017 11 .16 0 .12 ( 0 .20 ) ( 0 .08 ) ( 0 .11 ) – ( 0 .11 ) 10 .97
2016 10 .80 0 .10 0 .39 0 .49 ( 0 .12 ) ( 0 .01 ) ( 0 .13 ) 11 .16
2015 10 .93 0 .08 ( 0 .05 ) 0 .03 ( 0 .14 ) ( 0 .02 ) ( 0 .16 ) 10 .80
R-2 shares
2019 10 .61 0 .20 0 .76 0 .96 ( 0 .20 ) – ( 0 .20 ) 11 .37
2018 11 .00 0 .17 ( 0 .39 ) ( 0 .22 ) ( 0 .17 ) – ( 0 .17 ) 10 .61
2017 11 .18 0 .13 ( 0 .20 ) ( 0 .07 ) ( 0 .11 ) – ( 0 .11 ) 11 .00
2016 10 .80 0 .11 0 .39 0 .50 ( 0 .11 ) ( 0 .01 ) ( 0 .12 ) 11 .18
2015 10 .92 0 .09 ( 0 .06 ) 0 .03 ( 0 .13 ) ( 0 .02 ) ( 0 .15 ) 10 .80
R-3 shares
2019 10 .57 0 .22 0 .76 0 .98 ( 0 .20 ) – ( 0 .20 ) 11 .35
2018 10 .97 0 .19 ( 0 .39 ) ( 0 .20 ) ( 0 .20 ) – ( 0 .20 ) 10 .57
2017 11 .16 0 .15 ( 0 .20 ) ( 0 .05 ) ( 0 .14 ) – ( 0 .14 ) 10 .97
2016 10 .79 0 .13 0 .40 0 .53 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 11 .16
2015 10 .92 0 .11 ( 0 .06 ) 0 .05 ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 10 .79
R-4 shares
2019 10 .60 0 .24 0 .78 1 .02 ( 0 .23 ) – ( 0 .23 ) 11 .39
2018 11 .00 0 .21 ( 0 .39 ) ( 0 .18 ) ( 0 .22 ) – ( 0 .22 ) 10 .60
2017 11 .18 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .15 ) – ( 0 .15 ) 11 .00
2016 10 .84 0 .15 0 .39 0 .54 ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 11 .18
2015 10 .95 0 .14 ( 0 .06 ) 0 .08 ( 0 .17 ) ( 0 .02 ) ( 0 .19 ) 10 .84
R-5 shares
2019 10 .65 0 .26 0 .75 1 .01 ( 0 .24 ) – ( 0 .24 ) 11 .42
2018 11 .05 0 .22 ( 0 .39 ) ( 0 .17 ) ( 0 .23 ) – ( 0 .23 ) 10 .65
2017 11 .23 0 .18 ( 0 .19 ) ( 0 .01 ) ( 0 .17 ) – ( 0 .17 ) 11 .05
2016 10 .85 0 .16 0 .41 0 .57 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 11 .23
2015 10 .97 0 .15 ( 0 .07 ) 0 .08 ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .85

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .38% (b) $ 29,025 0 .71% 0 .91% (c) 2 .10% 107 .7%
( 1 .79 ) (b) 27,466 0 .62 0 .75 (c) 1 .86 102 .7
( 0 .20 ) (b) 30,315 0 .64 0 .70 (c) 1 .53 117 .8
4 .98 (b) 33,765 0 .76 0 .83 (c) 1 .23 151 .8
0 .60 (b) 25,430 0 .71 0 .78 (c) 1 .13 319 .5
9 .92 2,056,135 0 .16 0 .24 (d) 2 .65 107 .7
( 1 .29 ) 1,472,817 0 .16 0 .26 (d) 2 .32 102 .7
0 .19 1,795,872 0 .23 0 .26 (d) 1 .94 117 .8
5 .52 1,648,408 0 .23 0 .26 (d) 1 .75 151 .8
2 .26 (e) 1,154,916 0 .23 0 .26 (d) 1 .55 319 .5
8 .99 1,169 1 .04 1 .12 (d) 1 .78 107 .7
( 2 .10 ) 1,391 1 .04 1 .14 (d) 1 .44 102 .7
( 0 .70 ) 2,158 1 .11 1 .14 (d) 1 .07 117 .8
4 .60 1,913 1 .11 1 .14 (d) 0 .88 151 .8
0 .25 1,436 1 .11 1 .15 (d) 0 .73 319 .5
9 .18 3,546 0 .91 0 .98 (d) 1 .91 107 .7
( 2 .03 ) 2,151 0 .91 1 .01 (d) 1 .58 102 .7
( 0 .59 ) 2,936 0 .98 1 .01 (d) 1 .19 117 .8
4 .76 2,940 0 .98 1 .01 (d) 1 .01 151 .8
0 .32 3,334 0 .98 1 .02 (d) 0 .85 319 .5
9 .41 11,337 0 .73 0 .81 (d) 2 .09 107 .7
( 1 .87 ) 13,934 0 .73 0 .83 (d) 1 .75 102 .7
( 0 .42 ) 17,123 0 .80 0 .83 (d) 1 .38 117 .8
5 .00 16,998 0 .80 0 .83 (d) 1 .19 151 .8
0 .47 14,851 0 .80 0 .84 (d) 1 .04 319 .5
9 .82 5,521 0 .54 0 .63 (d) 2 .29 107 .7
( 1 .67 ) 44,422 0 .54 0 .64 (d) 1 .95 102 .7
( 0 .18 ) 42,411 0 .61 0 .64 (d) 1 .57 117 .8
5 .10 36,951 0 .61 0 .64 (d) 1 .38 151 .8
0 .79 24,500 0 .61 0 .65 (d) 1 .25 319 .5
9 .67 16,552 0 .42 0 .50 (d) 2 .40 107 .7
( 1 .56 ) 18,775 0 .42 0 .52 (d) 2 .05 102 .7
( 0 .06 ) 26,153 0 .49 0 .52 (d) 1 .67 117 .8
5 .24 (f) 31,929 0 .49 0 .52 (d) 1 .50 151 .8
0 .87 (f) 28,385 0 .49 0 .53 (d) 1 .34 319 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Excludes expense reimbursement from Manager.
(e) During 2014, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2019 $ 11.74 $ 0.31 ( $ 0.44) ( $ 0.13) ( $ 0.36) $ – ( $ 0.36) $ 11.25
2018 11.57 0.29 0.14 0.43 (0.26) – (0.26) 11.74
2017 11.08 0.23 0.54 0.77 (0.28) – (0.28) 11.57
2016 11.25 0.22 (0.29) (0.07) (0.10) – (0.10) 11.08
2015 13.21 0.19 (1.89) (1.70) (0.13) (0.13) (0.26) 11.25
R-3 shares
2019 11.69 0.25 (0.43) (0.18) (0.31) – (0.31) 11.20
2018 11.53 0.23 0.13 0.36 (0.20) – (0.20) 11.69
2017 11.06 0.19 0.52 0.71 (0.24) – (0.24) 11.53
2016 (c) 10.45 0.10 0.51 0.61 – – – 11.06
R-4 shares
2019 11.72 0.26 (0.42) (0.16) (0.33) – (0.33) 11.23
2018 11.54 0.25 0.15 0.40 (0.22) – (0.22) 11.72
2017 11.07 0.20 0.53 0.73 (0.26) – (0.26) 11.54
2016 (c) 10.45 0.10 0.52 0.62 – – – 11.07
R-5 shares
2019 11.73 0.30 (0.44) (0.14) (0.36) – (0.36) 11.23
2018 11.56 0.27 0.14 0.41 (0.24) – (0.24) 11.73
2017 11.08 0.21 0.54 0.75 (0.27) – (0.27) 11.56
2016 (c) 10.45 0.11 0.52 0.63 – – – 11.08
R-6 shares
2019 11.74 0.32 (0.43) (0.11) (0.37) – (0.37) 11.26
2018 11.57 0.29 0.14 0.43 (0.26) – (0.26) 11.74
2017 11.08 0.27 0.50 0.77 (0.28) – (0.28) 11.57
2016 11.25 0.26 (0.32) (0.06) (0.11) – (0.11) 11.08
2015 (g) 12.07 0.17 (0.99) (0.82) – – – 11.25
EDGE MIDCAP FUND
Institutional shares
2019 14.99 0.11 0.09 0.20 (0.15) (0.62) (0.77) 14.42
2018 12.60 0.16 2.42 2.58 – (0.19) (0.19) 14.99
2017 12.24 0.12 0.78 0.90 (0.10) (0.44) (0.54) 12.60
2016 (h) 10.00 0.11 2.17 2.28 (0.03) (0.01) (0.04) 12.24
R-6 shares
2019 15.03 0.13 0.09 0.22 (0.17) (0.62) (0.79) 14.46
2018 12.68 0.16 2.44 2.60 (0.06) (0.19) (0.25) 15.03
2017 (i) 12.12 0.09 0.47 0.56 – – – 12.68

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.83) % $ 2,388,382 0.85% 0.95% (b) 2.74% 7 1 . 5%
3.72 2,518,033 0.85 0.95 (b) 2.45 84.1
7.16 2,591,713 0.88 0.92 (b) 2.08 65.1
(0.53) 3,294,419 0.87 0.87 (b) 2.02 77.6
(12.98) 3,141,543 0.87 – 1.53 66.4
(1.27) 113 1.36 1.39 (b) 2.22 7 1 . 5
3.15 81 1.35 1.38 (b) 1.99 84.1
6.60 17 1.38 – 1.71 65.1
5.84 (d) 11 1.39 (e) – 2.08 (e) 77.6 (e)
(1.13) 12 1.17 1.20 (b) 2.36 7 1 . 5
3.41 (f) 15 1.16 1.19 (b) 2.17 84.1
6.82 (f) 11 1.19 – 1.76 65.1
5.93 (d) 11 1.20 (e) – 2.25 (e) 77.6 (e)
(0.92) 74 1.05 1.08 (b) 2.71 7 1 . 5
3.53 12 1.04 1.07 (b) 2.35 84.1
6.93 11 1.07 – 1.90 65.1
6.03 (d) 11 1.08 (e) – 2.39 (e) 77.6 (e)
(0.68) 1,330,773 0.79 0.84 (b) 2.82 7 1 . 5
3.78 1,523,846 0.79 0.82 (b) 2.50 84.1
7.17 1,568,988 0.83 0.83 (b) 2.42 65.1
(0.50) 29,601 0.88 0.98 (b) 2.43 77.6
(6.79) (d) 810 0.88 (e) 25.58 (b),(e) 2.21 (e) 66.4 (e)
2.47 34,358 0.82 0.96 (b) 0.81 19.8
20.58 14,470 0.90 1.14 (b) 1.17 17.4
7.51 1,289 0.78 0.78 (b) 1.00 11.9
22.89 (d) 292,615 0.79 (e) 0.79 (b),(e) 1.04 (e) 22.4 (e)
2.56 653,991 0.71 0.76 (b) 0.90 19.8
20.69 657,980 0.76 0.76 (b) 1.15 17.4
4.62 (d) 286,832 0.77 (e) 0.81 (b),(e) 1.06 (e) 11.9 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Period from March 29, 2016, date operations commenced, through August 31, 2016.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from December 31, 2014, date operations commenced, through August 31, 2015.
(h) Period from September 28, 2015, date operations commenced, through August 31, 2016.
(i) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)( a)
Net Realized
and
Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2019 $ 11.21 $ 0.23 ( $ 0.02) $ 0.21 ( $ 0.16) ( $ 0.47) ( $ 0.03) ( $ 0.66) $ 10.76
2018 11.39 0.15 – 0.15 (0.09) (0.24) – (0.33) 11.21
2017 10.86 0.11 0.44 0.55 (0.02) – – (0.02) 11.39
2016 10.99 0.05 0.14 0.19 (0.09) (0.23) – (0.32) 10.86
2015 11.14 (0.03) 0.15 0.12 (0.10) (0.17) – (0.27) 10.99
R-6 shares
2019 11.21 0.23 (0.02) 0.21 (0.17) (0.47) (0.03) (0.67) 10.75
2018 11.39 0.16 (0.01) 0.15 (0.09) (0.24) – (0.33) 11.21
2017 (f) 11.28 0.04 0.07 0.11 – – – – 11.39
GLOBAL OPPORTUNITIES FUND
Institutional shares
2019 13.07 0.12 (1.41) (1.29) (2.74) (5.35) – (8.09) 3.69
2018 13.13 0.17 1.08 1.25 (0.38) (0.93) – (1.31) 13.07
2017 11.57 0.18 1.58 1.76 (0.20) – – (0.20) 13.13
2016 11.46 0.17 0.20 0.37 (0.16) (0.10) – (0.26) 11.57
2015 13.28 0.18 (0.67) (0.49) (0.12) (1.21) – (1.33) 11.46

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Dividends
and Interest Expense
on Short Sales, Short
Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
2.24% $ 453,013 2.99% (b) 1.64% (b ),( c) 3.06% (d) 2.11% 387.8%
1.29 749,738 2.16 1.63 (c) 2.22 (d) 1.35 378.0
5.04 1,156,731 2.18 1.60 (c) 2.21 (d) 1.03 317.6
1.80 2,265,206 2.08 1.61 (c) 2.08 (d) 0.46 233.9
1.16 2,678,876 2.07 1.63 (c) 2.07 (d) (0.23) 142.5
2.28 818,258 2.91 (b) 1.56 (b), (c) 2.97 (d) 2.19 387.8
1.25 (e) 1,780,595 2.08 1.55 (c) 2.14 (d) 1.43 378.0
1.06 (e ),( g) 1,532,177 2.10 (h) 1.54 (c ),( h) 2.15 (d ),( h) 1.51 (h) 317.6 (h)
(5.06) 9,842 0.85 N/A 0.96 (d) 1.10 48.1
9.97 722,840 0.85 N/A 0.86 (d) 1.33 93.2
15.49 946,975 0.85 N/A 0.85 (d) 1.52 117.1
3.21 1,320,900 0.85 N/A – 1.53 145.3
(3.72) 1,255,650 0.84 N/A 0.84 (d) 1.43 138.7
(a) Calculated based on average shares outstanding during the period.
(b) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.
(c) Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(d) Excludes expense reimbursement from Manager.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from June 12, 2017, date operations commenced, through August 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2019 $ 10 .57 $ 0 .30 ( $ 0 .69 ) ( $ 0 .39 ) ( $ 0 .26 ) ( $ 0 .09 ) ( $ 0 .35 ) $ 9 .83
2018 10 .55 0 .28 0 .12 0 .40 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
2017 9 .24 0 .27 1 .29 1 .56 ( 0 .25 ) – ( 0 .25 ) 10 .55
2016 9 .58 0 .26 ( 0 .26 ) – ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 9 .24
2015 10 .70 0 .25 ( 1 .09 ) ( 0 .84 ) ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 9 .58
R-1 shares
2019 10 .20 0 .20 ( 0 .65 ) ( 0 .45 ) ( 0 .16 ) ( 0 .09 ) ( 0 .25 ) 9 .50
2018 10 .20 0 .18 0 .11 0 .29 ( 0 .21 ) ( 0 .08 ) ( 0 .29 ) 10 .20
2017 8 .93 0 .18 1 .26 1 .44 ( 0 .17 ) – ( 0 .17 ) 10 .20
2016 9 .28 0 .17 ( 0 .25 ) ( 0 .08 ) ( 0 .16 ) ( 0 .11 ) ( 0 .27 ) 8 .93
2015 10 .40 0 .18 ( 1 .08 ) ( 0 .90 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 9 .28
R-2 shares
2019 10 .51 0 .22 ( 0 .68 ) ( 0 .46 ) ( 0 .17 ) ( 0 .09 ) ( 0 .26 ) 9 .79
2018 10 .49 0 .21 0 .11 0 .32 ( 0 .22 ) ( 0 .08 ) ( 0 .30 ) 10 .51
2017 9 .18 0 .19 1 .30 1 .49 ( 0 .18 ) – ( 0 .18 ) 10 .49
2016 9 .52 0 .19 ( 0 .26 ) ( 0 .07 ) ( 0 .16 ) ( 0 .11 ) ( 0 .27 ) 9 .18
2015 10 .63 0 .16 ( 1 .07 ) ( 0 .91 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 9 .52
R-3 shares
2019 10 .35 0 .23 ( 0 .65 ) ( 0 .42 ) ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 9 .64
2018 10 .35 0 .22 0 .10 0 .32 ( 0 .24 ) ( 0 .08 ) ( 0 .32 ) 10 .35
2017 9 .07 0 .20 1 .28 1 .48 ( 0 .20 ) – ( 0 .20 ) 10 .35
2016 9 .40 0 .20 ( 0 .25 ) ( 0 .05 ) ( 0 .17 ) ( 0 .11 ) ( 0 .28 ) 9 .07
2015 10 .51 0 .20 ( 1 .08 ) ( 0 .88 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 9 .40
R-4 shares
2019 10 .48 0 .25 ( 0 .67 ) ( 0 .42 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 9 .75
2018 10 .46 0 .24 0 .12 0 .36 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .48
2017 9 .17 0 .20 1 .31 1 .51 ( 0 .22 ) – ( 0 .22 ) 10 .46
2016 9 .50 0 .21 ( 0 .24 ) ( 0 .03 ) ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 9 .17
2015 10 .62 0 .21 ( 1 .09 ) ( 0 .88 ) ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 9 .50
R-5 shares
2019 10 .50 0 .27 ( 0 .67 ) ( 0 .40 ) ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 9 .78
2018 10 .49 0 .24 0 .12 0 .36 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .50
2017 9 .18 0 .23 1 .31 1 .54 ( 0 .23 ) – ( 0 .23 ) 10 .49
2016 9 .52 0 .22 ( 0 .25 ) ( 0 .03 ) ( 0 .20 ) ( 0 .11 ) ( 0 .31 ) 9 .18
2015 10 .64 0 .23 ( 1 .10 ) ( 0 .87 ) ( 0 .23 ) ( 0 .02 ) ( 0 .25 ) 9 .52
R-6 shares
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .54 0 .29 0 .12 0 .41 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
2017 (d) 9 .01 0 .14 1 .39 1 .53 – – – 10 .54

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 3 .33 ) % $ 50,221 0 .31% 0 .44% (b) 3 .09% 23 .4%
3 .69 46,042 0 .34 0 .39 (b) 2 .54 27 .2
17 .42 67,784 0 .32 0 .32 (b) 2 .83 24 .7
( 0 .02 ) 831,719 0 .34 0 .34 (b) 2 .83 31 .3
( 7 .90 ) 736,329 0 .32 0 .32 (b) 2 .51 35 .6
( 4 .19 ) 588 1 .20 – 2 .09 23 .4
2 .78 722 1 .19 – 1 .71 27 .2
16 .43 1,000 1 .19 – 1 .93 24 .7
( 0 .90 ) 586 1 .21 – 1 .93 31 .3
( 8 .68 ) 696 1 .19 1 .19 (b) 1 .84 35 .6
( 4 .09 ) 745 1 .07 – 2 .28 23 .4
2 .90 (c) 907 1 .06 – 1 .94 27 .2
16 .66 (c) 874 1 .06 – 1 .96 24 .7
( 0 .75 ) 903 1 .08 – 2 .12 31 .3
( 8 .58 ) 754 1 .06 1 .06 (b) 1 .60 35 .6
( 3 .82 ) 16,499 0 .89 – 2 .41 23 .4
3 .03 17,816 0 .88 – 2 .04 27 .2
16 .77 18,585 0 .88 – 2 .14 24 .7
( 0 .49 ) 15,789 0 .90 – 2 .26 31 .3
( 8 .45 ) 15,450 0 .88 0 .88 (b) 1 .99 35 .6
( 3 .72 ) 7,466 0 .70 – 2 .51 23 .4
3 .37 11,977 0 .69 – 2 .22 27 .2
16 .93 13,372 0 .69 – 2 .14 24 .7
( 0 .30 ) 11,997 0 .71 – 2 .32 31 .3
( 8 .32 ) 11,862 0 .69 0 .69 (b) 2 .11 35 .6
( 3 .50 ) 16,948 0 .58 – 2 .80 23 .4
3 .38 18,479 0 .57 – 2 .26 27 .2
17 .23 29,429 0 .57 – 2 .35 24 .7
( 0 .30 ) 29,179 0 .59 – 2 .49 31 .3
( 8 .18 ) 33,729 0 .57 0 .57 (b) 2 .23 35 .6
( 3 .23 ) (c) 1,003,550 0 .28 0 .33 (b) 3 .04 23 .4
3 .80 997,061 0 .27 0 .32 (b) 2 .67 27 .2
16 .98 (e) 924,600 0 .27 (f) 0 .32 (b) ,(f) 2 .02 (f) 24 .7 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2019 $ 12.36 $ 0.14 ( $ 1.17) ( $ 1.03) ( $ 0.14) ( $ 0.73) ( $ 0.87) $ 10.46
2018 12.17 0.15 0.67 0.82 (0.26) (0.37) (0.63) 12.36
2017 9.87 0.18 2.15 2.33 (0.03) – (0.03) 12.17
2016 9.61 0.08 0.30 0.38 (0.12) – (0.12) 9.87
2015 (c) 9.07 0.09 0.45 0.54 – – – 9.61
R-6 shares
2019 12.42 0.14 (1.16) (1.02) (0.15) (0.73) (0.88) 10.52
2018 12.21 0.13 0.71 0.84 (0.26) (0.37) (0.63) 12.42
2017 (f) 9.83 0.02 2.36 2.38 – – – 12.21
OPPORTUNISTIC MUNICIPAL FUND
Institutional shares
2019 10.61 0.46 0.63 1.09 (0.44) – (0.44) 11.26
2018 10.66 0.45 (0.07) 0.38 (0.43) – (0.43) 10.61
2017 11.03 0.43 (0.39) 0.04 (0.41) – (0.41) 10.66
2016 10.20 0.39 0.84 1.23 (0.40) – (0.40) 11.03
2015 (h) 10.29 0.20 (0.09) 0.11 (0.20) – (0.20) 10.20
ORIGIN EMERGING MARKETS FUND
Institutional shares
2019 11.16 0.18 (0.71) (0.53) (0.16) – (0.16) 10.47
2018 11.61 0.07 (0.41) (0.34) (0.11) – (0.11) 11.16
2017 8.97 0.05 2.66 2.71 (0.07) – (0.07) 11.61
2016 8.42 0.07 0.56 0.63 (0.08) – (0.08) 8.97
2015 ( i ) 10.00 0.18 (1.76) (1.58) – – – 8.42
R-6 shares
2019 11.16 0.25 (0.76) (0.51) (0.17) – (0.17) 10.48
2018 11.61 0.15 (0.49) (0.34) (0.11) – (0.11) 11.16
2017 8.97 0.50 2.21 2.71 (0.07) – (0.07) 11.61
2016 8.42 0.07 0.56 0.63 (0.08) – (0.08) 8.97
2015 ( i ) 10.00 (0.02) (1.56) (1.58) – – – 8.42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
(7.31) % $ 34,866 1.20 % N/A 1.24% (b) 1.36% 46.8%
6.63 18,212 1.20 N/A 1.23 (b) 1.19 45.9
23.66 1,991 1.08 N/A 1.08 (b) 1.72 58.8
3.99 168,786 1.20 N/A 1.23 (b) 0.82 49.9
5.95 (d) 3,374 1.20 (e) N/A(e) 4.14 (b ),( e) 1.39 (e) 62.8 (e)
(7.20) 855,932 1.07 N/A 1.08 (b) 1.36 46.8
6.79 976,593 1.06 N/A 1.07 (b) 1.06 45.9
24.21 (d) 1,002,985 1.06 (e) N/A(e) 1.09 (b ),( e) 0.24 (e) 58.8 (e)
10.55 82,132 0.70% 0.58 (g) 0.80 (b) 4.27 66.1
3.66 55,466 0.72 0.62 (g) 0.74 (b) 4.21 76.0
0.48 61,797 0.69 0.63 (g) 0.79 (b) 4.10 67.9
12.23 3,606 0.70 0.65 (g) 2.42 (b) 3.57 53.5
1.04 (d) 10 0.71 (e) 0.65 (e ),( g) 452.62 (b ),( e) 4.14 (e) 54.9 (e)
(4.55) 11,710 1.22 N/A 1.48 (b) 1.78 59.4
(2.98) 12,032 1.25 N/A 1.33 (b) 0.58 52.3
30.58 35,584 1.24 N/A 1.24 (b) 0.51 66.3
7.50 778,143 1.24 N/A 1.24 (b) 0.86 69.0
(15.80) (d) 816,035 1.25 (e) N/A(e) 1.31 (b ),( e) 3.01 (e) 86.6 (e)
(4.42) 1,082,059 1.12 N/A 1.23 (b) 2.40 59.4
(2.97) 622,846 1.21 N/A 1.23 (b) 1.21 52.3
30.54 662,808 1.21 N/A 1.23 (b) 4.54 66.3
7.50 90 1.26 N/A 25.47 (b) 0.87 69.0
(15.80) (d) 85 1.26 (e) N/A(e) 8.94 (b ),( e) (0.41) (e) 86.6 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Period from December 31, 2014, date operations commenced, through August 31, 2015.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(g) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(h) Period from March 10, 2015, date operations commenced, through August 31, 2015.
(i) Period from January 23, 2015, date operations commenced, through August 31, 2015.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2019 $ 17.92 $ 0.32 ( $ 1.91) ( $ 1.59) ( $ 0.40) ( $ 1.89) ( $ 2.29) $ 14.04
2018 16.65 0.39 1.92 2.31 (0.26) (0.78) (1.04) 17.92
2017 15.01 0.41 1.61 2.02 (0.38) – (0.38) 16.65
2016 12.79 0.39 2.43 2.82 (0.34) (0.26) ( 0 .60) 15.01
2015 14.40 0.42 (1.38) (0.96) (0.34) (0.31) (0.65) 12.79
R-6 shares
2019 17.98 0 .33 (1.93) (1.60) (0.39) (1.89) (2.28) 14.10
2018 16.66 0.40 1.94 2.34 (0.24) (0.78) (1.02) 17.98
2017 (c) 16.17 0.33 0.22 0.55 (0.06) – (0.06) 16.66
SMALL-MIDCAP GROWTH FUND
Institutional shares
2019 (f) 10.00 (0.01) 0 .27 0.26 – – – 10.26

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(7.54) % $ 1,892,406 0.86% 0.90% (b) 2.19% 21.9%
14.20 2,453,527 0.86 0.86 (b) 2.25 31.5
13.56 2,179,792 0.86 0.89 (b) 2.51 25.5
22.94 1,142,465 0.82 0.82 (b) 2.90 25.8
(6.89) 849,929 0.86 0.88 (b) 3.00 29.3
(7.54) 8,589 0.79 0.99 (b) 2.27 21.9
14.39 7,737 0.78 0.78 (b) 2 .28 31.5
3.43 (d) 610,070 0.77 (e) 0.78 (b),(e) 2.96 (e) 25.5 (e)
2.60 (d) 5,131 0.8 3 (e) 5. 35 (b),(e) (0.48) (e) 175.8 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from June 12, 2019, date operations commenced, through August 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND(b)
Class J shares
2019 $ 9 .79 $ 0 .47 $ 0 .26 $ 0 .73 ( $ 0 .51 ) $ – ( $ 0 .51 ) $ 10 .01
2018 10 .26 0 .49 ( 0 .45 ) 0 .04 ( 0 .49 ) ( 0 .02 ) ( 0 .51 ) 9 .79
2017 10 .11 0 .49 0 .22 0 .71 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .26
2016 10 .01 0 .48 0 .18 0 .66 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .11
2015 10 .34 0 .48 ( 0 .12 ) 0 .36 ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 10 .01
Institutional shares
2019 9 .99 0 .52 0 .26 0 .78 ( 0 .54 ) – ( 0 .54 ) 10 .23
2018 10 .46 0 .52 ( 0 .46 ) 0 .06 ( 0 .51 ) ( 0 .02 ) ( 0 .53 ) 9 .99
2017 10 .30 0 .52 0 .23 0 .75 ( 0 .50 ) ( 0 .09 ) ( 0 .59 ) 10 .46
2016 10 .18 0 .52 0 .19 0 .71 ( 0 .50 ) ( 0 .09 ) ( 0 .59 ) 10 .30
2015 10 .51 0 .53 ( 0 .14 ) 0 .39 ( 0 .54 ) ( 0 .18 ) ( 0 .72 ) 10 .18
R-1 shares
2019 9 .94 0 .44 0 .25 0 .69 ( 0 .46 ) – ( 0 .46 ) 10 .17
2018 10 .41 0 .44 ( 0 .46 ) ( 0 .02 ) ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 9 .94
2017 10 .25 0 .44 0 .22 0 .66 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 10 .41
2016 10 .14 0 .43 0 .19 0 .62 ( 0 .42 ) ( 0 .09 ) ( 0 .51 ) 10 .25
2015 10 .46 0 .44 ( 0 .12 ) 0 .32 ( 0 .46 ) ( 0 .18 ) ( 0 .64 ) 10 .14
R-2 shares
2019 9 .88 0 .45 0 .25 0 .70 ( 0 .47 ) – ( 0 .47 ) 10 .11
2018 10 .35 0 .45 ( 0 .45 ) – ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 9 .88
2017 10 .20 0 .45 0 .22 0 .67 ( 0 .43 ) ( 0 .09 ) ( 0 .52 ) 10 .35
2016 10 .09 0 .45 0 .18 0 .63 ( 0 .43 ) ( 0 .09 ) ( 0 .52 ) 10 .20
2015 10 .42 0 .45 ( 0 .12 ) 0 .33 ( 0 .48 ) ( 0 .18 ) ( 0 .66 ) 10 .09
R-3 shares
2019 9 .92 0 .47 0 .25 0 .72 ( 0 .49 ) – ( 0 .49 ) 10 .15
2018 10 .39 0 .47 ( 0 .46 ) 0 .01 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 9 .92
2017 10 .23 0 .47 0 .22 0 .69 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 10 .39
2016 10 .12 0 .47 0 .18 0 .65 ( 0 .45 ) ( 0 .09 ) ( 0 .54 ) 10 .23
2015 10 .45 0 .47 ( 0 .13 ) 0 .34 ( 0 .49 ) ( 0 .18 ) ( 0 .67 ) 10 .12
R-4 shares
2019 9 .90 0 .48 0 .26 0 .74 ( 0 .51 ) – ( 0 .51 ) 10 .13
2018 10 .37 0 .49 ( 0 .46 ) 0 .03 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 9 .90
2017 10 .21 0 .48 0 .23 0 .71 ( 0 .46 ) ( 0 .09 ) ( 0 .55 ) 10 .37
2016 10 .10 0 .49 0 .18 0 .67 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .21
2015 10 .44 0 .50 ( 0 .15 ) 0 .35 ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 10 .10
R-5 shares
2019 9 .95 0 .50 0 .25 0 .75 ( 0 .52 ) – ( 0 .52 ) 10 .18
2018 10 .42 0 .50 ( 0 .45 ) 0 .05 ( 0 .50 ) ( 0 .02 ) ( 0 .52 ) 9 .95
2017 10 .26 0 .50 0 .23 0 .73 ( 0 .48 ) ( 0 .09 ) ( 0 .57 ) 10 .42
2016 10 .15 0 .50 0 .18 0 .68 ( 0 .48 ) ( 0 .09 ) ( 0 .57 ) 10 .26
2015 10 .47 0 .50 ( 0 .12 ) 0 .38 ( 0 .52 ) ( 0 .18 ) ( 0 .70 ) 10 .15
R-6 shares
2019 9 .99 0 .53 0 .25 0 .78 ( 0 .54 ) – ( 0 .54 ) 10 .23
2018 10 .46 0 .53 ( 0 .46 ) 0 .07 ( 0 .52 ) ( 0 .02 ) ( 0 .54 ) 9 .99
2017 (g) 9 .91 0 .35 0 .53 0 .88 ( 0 .33 ) – ( 0 .33 ) 10 .46

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .75% (c) $ 45,660 1 .13% 1 .16% (d) 4 .89% 19 .8%
0 .38 (c) 45,458 1 .02 1 .05 (d) 4 .87 12 .3
7 .37 (c) 51,417 1 .00 1 .03 (d) 4 .88 16 .1
6 .87 (c) 50,135 1 .06 1 .10 (d) 4 .84 13 .9
3 .59 (c) 43,477 1 .14 1 .16 (d) 4 .72 16 .9
8 .12 3,591,388 0 .81 0 .82 (e) 5 .21 19 .8
0 .59 3,306,108 0 .80 0 .80 (e) 5 .09 12 .3
7 .58 3,817,309 0 .77 0 .77 (e) 5 .11 16 .1
7 .26 2,444,823 0 .76 – 5 .14 13 .9
3 .91 1,923,458 0 .76 – 5 .12 16 .9
7 .23 1,024 1 .58 – 4 .44 19 .8
( 0 .20 ) 987 1 .58 – 4 .29 12 .3
6 .75 1,315 1 .58 – 4 .31 16 .1
6 .32 1,572 1 .58 – 4 .32 13 .9
3 .16 1,332 1 .58 – 4 .27 16 .9
7 .42 1,514 1 .45 – 4 .58 19 .8
( 0 .06 ) 1,788 1 .45 – 4 .45 12 .3
6 .84 1,760 1 .45 – 4 .44 16 .1
6 .49 1,234 1 .45 – 4 .45 13 .9
3 .25 1,556 1 .45 – 4 .43 16 .9
7 .58 2,101 1 .27 – 4 .77 19 .8
0 .11 2,319 1 .27 – 4 .62 12 .3
7 .09 2,676 1 .27 – 4 .62 16 .1
6 .66 3,311 1 .27 – 4 .63 13 .9
3 .40 3,758 1 .27 – 4 .60 16 .9
7 .80 1,397 1 .08 – 4 .93 19 .8
0 .31 1,284 1 .08 – 4 .82 12 .3
7 .30 1,304 1 .08 – 4 .78 16 .1
6 .86 1,395 1 .08 – 4 .89 13 .9
3 .52 1,543 1 .08 – 4 .87 16 .9
7 .89 3,200 0 .96 – 5 .05 19 .8
0 .43 3,023 0 .96 – 4 .92 12 .3
7 .40 3,506 0 .96 – 4 .92 16 .1
7 .07 (f) 4,216 0 .96 – 4 .93 13 .9
3 .72 (f) 3,665 0 .96 – 4 .90 16 .9
8 .12 (f) 910,863 0 .71 0 .71 (e) 5 .32 19 .8
0 .69 1,010,227 0 .71 0 .71 (e) 5 .21 12 .3
8 .98 (h) 520,462 0 .71 (i) 0 .72 (e) ,(i) 5 .08 (i) 16 .1 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Excludes expense reimbursement from Manager.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SYSTEMATEX INTERNATIONAL FUND
Institutional shares
2019 $ 11 .99 $ 0 .29 ( $ 1 .27 ) ( $ 0 .98 ) ( $ 0 .36 ) ( $ 1 .15 ) ( $ 1 .51 ) $ 9 .50
2018 12 .03 0 .30 0 .16 0 .46 ( 0 .28 ) ( 0 .22 ) ( 0 .50 ) 11 .99
2017 10 .43 0 .13 1 .69 1 .82 ( 0 .22 ) – ( 0 .22 ) 12 .03
2016 (c) 10 .00 0 .24 0 .26 0 .50 ( 0 .05 ) ( 0 .02 ) ( 0 .07 ) 10 .43
R-6 shares
2019 12 .09 0 .32 ( 1 .29 ) ( 0 .97 ) ( 0 .37 ) ( 1 .15 ) ( 1 .52 ) 9 .60
2018 12 .12 0 .31 0 .16 0 .47 ( 0 .28 ) ( 0 .22 ) ( 0 .50 ) 12 .09
2017 10 .44 0 .26 1 .64 1 .90 ( 0 .22 ) – ( 0 .22 ) 12 .12
2016 (c) 10 .00 0 .31 0 .20 0 .51 ( 0 .05 ) ( 0 .02 ) ( 0 .07 ) 10 .44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 7 .37 ) % $ 268 0 .75% 7 .07% (b) 2 .81% 10 .7%
3 .71 305 0 .75 3 .79 (b) 2 .43 46 .1
17 .86 554 0 .75 1 .87 (b) 1 .25 44 .3
4 .93 (d) 4,198 0 .75 (e) 1 .61 (b) ,(e) 2 .59 (e) 60 .2 (e)
( 7 .29 ) 56,624 0 .64 0 .83 (b) 3 .05 10 .7
3 .78 53,807 0 .62 0 .74 (b) 2 .53 46 .1
18 .62 76,182 0 .62 0 .78 (b) 2 .39 44 .3
5 .03 (d) 59,094 0 .62 (e) 1 .11 (b) ,(e) 3 .26 (e) 60 .2 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Period from September 22, 2015, date operations commenced, through August 31, 2016.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares of Blue Chip Fund, Bond Market Index Fund, Diversified
Real Asset Fund (consolidated), EDGE MidCap Fund, Global Multi-Strategy Fund (consolidated), Global Opportunities Fund, International
Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap
Dividend Income Fund, Small-MidCap Growth Fund, Spectrum Preferred and Capital Securities Income Fund (formerly Preferred Securities
Fund), and SystematEx International Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset
Fund (consolidated), EDGE MidCap Fund, Global Multi-Strategy Fund (consolidated), Global Opportunities Fund, International Equity
Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend
Income Fund, Small-MidCap Growth Fund, Spectrum Preferred and Capital Securities Income Fund (formerly Preferred Securities Fund), and SystematEx International Fund (collectively referred to as the “Funds”), (14 of the portfolios constituting Principal Funds, Inc. (the
“Fund”)), including the schedules of investments, as of August 31, 2019, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (14 of the portfolios constituting the Fund) at August 31, 2019, and the results of their operations, cash flows, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual portfolio constituting the Funds
Statement of
operations
Statement
of cash
flows
Statements of
changes in net
assets
Financial highlights
Blue Chip Fund
Bond Market Index Fund
Diversified Real Asset Fund (consolidated)
Global Opportunities Fund
International Equity Index Fund
Small-MidCap Dividend Income Fund
Spectrum Preferred and Capital Securities Income
Fund (formerly Preferred Securities Fund)
For the year ended
August 31, 2019
N/A
For each of the
two years in the
period ended
August 31, 2019
For each of the five years
in the period ended August
31, 2019
Global Multi-Strategy Fund (consolidated)
For the year ended August 31,
2019
For each of the
two years in the
period ended
August 31 2019
For each of the five years
in the period ended August
31, 2019
International Small Company Fund
For the year ended
August 31, 2019
N/A
For each of the
two years in the
period ended
August 31, 2019
For each of the four
years in the period ended
August 31, 2019 and the
period from December
31, 2014 (date operations
commenced) through
August 31, 2015
Origin Emerging Markets Fund
For the year ended
August 31, 2019
N/A
For each of the
two years in the
period ended
August 31, 2019
For each of the four
years in the period ended
August 31, 2019 and the
period from January 23,
2015 (date operations
commenced) through
August 31, 2015
Opportunistic Municipal Fund
For the year ended
August 31, 2019
N/A
For each of the
two years in the
period ended
August 31, 2019
For each of the four years
in the period ended August
31, 2019 and the period
from March 10, 2015 (date
operations commenced)
through August 31, 2015

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 24, 2019
Individual portfolio constituting the Funds Statement of
operations
Statement
of cash
flows
Statements of
changes in net
assets
Financial highlights
SystematEx International Fund
For the year ended
August 31, 2019
N/A
For each of the
two years in the
period ended
August 31, 2019
For each of the three
years in the period ended
August 31, 2019 and the
period from September
22, 2015 (date operations
commenced) through
August 31, 2016
EDGE MidCap Fund
For the year ended
August 31, 2019
N/A
For each of the
two years in the
period ended
August 31, 2019
For each of the three
years in the period ended
August 31, 2019 and the
period from September
28, 2015 (date operations
commenced) through
August 31, 2016
Small-MidCap Growth Fund
For the period
from June 12, 2019
(commencement of
operations) through
August 31, 2019
N/A
For the period from June 12, 2019 (date
operations commenced) through August 31,
2019

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2019 (unaudited)
240
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to
August 31, 2019), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value March 1,
2019
Ending Account
Value August 31,
2019
Expenses Paid
During Period
March 1, 2019 to
August 31,
2019
(a)
Beginning
Account Value
March 1, 2019
Ending Account
Value August 31,
2019
Expenses Paid
During Period
March 1, 2019 to
August 31,
2019
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class J $ 1,000.00 $ 1,136.20 $ 5.44 $ 1,000.00 $ 1,020.11 $ 5.14 1.01%
Institutional 1,000.00 1,137.86 3.61 1,000.00 1,021.83 3.41 0.67
R-3 1,000.00 1,135.31 6.08 1,000.00 1,019.51 5.75 1.13
R-4 1,000.00 1,136.30 5.06 1,000.00 1,020.47 4.79 0.94
R-5 1,000.00 1,137.20 4.42 1,000.00 1,021.07 4.18 0.82
R-6 1,000.00 1,138.61 3.02 1,000.00 1,022.38 2.85 0.56
Bond Market Index Fund
Class J 1,000.00 1,075.76 4.08 1,000.00 1,021.27 3.97 0.78
Institutional 1,000.00 1,079.14 0.84 1,000.00 1,024.40 0.82 0.16
R-1 1,000.00 1,074.74 5.39 1,000.00 1,020.01 5.24 1.03
R-2 1,000.00 1,075.69 4.71 1,000.00 1,020.67 4.58 0.90
R-3 1,000.00 1,076.85 3.77 1,000.00 1,021.58 3.67 0.72
R-4 1,000.00 1,079.62 2.78 1,000.00 1,022.53 2.70 0.53
R-5 1,000.00 1,077.36 2.15 1,000.00 1,023.14 2.09 0.41
Diversified Real Asset Fund
Institutional 1,000.00 1,013.51 4.31 1,000.00 1,020.92 4.33 0.85
R-3 1,000.00 1,010.83 6.89 1,000.00 1,018.35 6.92 1.36
R-4 1,000.00 1,011.71 5.93 1,000.00 1,019.31 5.96 1.17
R-5 1,000.00 1,012.62 5.33 1,000.00 1,019.91 5.35 1.05
R-6 1,000.00 1,014.41 4.06 1,000.00 1,021.17 4.08 0.80
EDGE MidCap Fund
Institutional 1,000.00 1,054.09 3.99 1,000.00 1,021.32 3.92 0.77
R-6 1,000.00 1,054.70 3.42 1,000.00 1,021.88 3.36 0.66

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2019 (unaudited)
241
Actual Hypothetical
Beginning
Account
Value March 1,
2019
Ending Account
Value August 31,
2019
Expenses Paid
During Period
March 1, 2019 to
August 31,
2019
(a)
Beginning
Account Value
March 1, 2019
Ending Account
Value August 31,
2019
Expenses Paid
During Period
March 1, 2019 to
August 31,
2019
(a)
Annualized
Expense
Ratio
Global Multi-Strategy Fund
Institutional $ 1,000.00 $ 1,032.63 $ 18.39 $ 1,000.00 $ 1,007.11 $ 18.16 3.59%
R-6 1,000.00 1,033.65 18.04 1,000.00 1,007.46 17.81 3.52
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on
Shorts and Short Sale Fees and Reverse Repurchase Agreement Expense)
Institutional 1,000.00 1,03 2.60 8.35 1,000.00 1, 016.88 8.32 1.63
R-6 1,000.00 1,033. 70 8.00 1,000.00 1, 017.24 7.96 1.56
International Equity Index Fund
Institutional 1,000.00 1,004.09 1.57 1,000.00 1,023.64 1.58 0.31
R-1 1,000.00 998.95 6.10 1,000.00 1,019.11 6.16 1.21
R-2 1,000.00 1,000.00 5.44 1,000.00 1,019.76 5.50 1.08
R-3 1,000.00 1,001.04 4.54 1,000.00 1,020.67 4.58 0.90
R-4 1,000.00 1,002.06 3.58 1,000.00 1,021.63 3.62 0.71
R-5 1,000.00 1,003.08 2.98 1,000.00 1,022.23 3.01 0.59
R-6 1,000.00 1,004.08 1.46 1,000.00 1,023.74 1.48 0.29
International Small Company Fund
Institutional 1,000.00 1,014.55 6.09 1,000.00 1,019.16 6.11 1.20
R-6 1,000.00 1,015.44 5.49 1,000.00 1,019.76 5.50 1.08
Opportunistic Municipal Fund
Institutional 1,000.00 1,085.94 3.47 1,000.00 1,021.88 3.36 0.66
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Institutional 1,000.00 1,085.90 2.94 1,000.00 1,022.35 2.86 0.56
Origin Emerging Markets Fund
Institutional 1,000.00 1,009.64 6.23 1,000.00 1,019.00 6.26 1.23
R-6 1,000.00 1,009.63 5.47 1,000.00 1,019.76 5.50 1.08
Small-MidCap Dividend Income
Fund
Institutional 1,000.00 996.06 4.33 1,000.00 1,020.87 4.38 0.86
R-6 1,000.00 995.71 3.97 1,000.00 1,021.22 4.02 0.79
Small-MidCap Growth Fund
Institutional 1,000.00 1,026.00 1.84
(b)
1,000.00 1,021.02 4.23 0.83
Spectrum Preferred and Capital
Securities Income Fund
Class J 1,000.00 1,067.38 6.31 1,000.00 1,019.11 6.16 1.21
Institutional 1,000.00 1,068.92 4.22 1,000.00 1,021.12 4.13 0.81
R-1 1,000.00 1,064.17 8.22 1,000.00 1,017.24 8.03 1.58
R-2 1,000.00 1,065.24 7.55 1,000.00 1,017.90 7.38 1.45
R-3 1,000.00 1,065.89 6.61 1,000.00 1,018.80 6.46 1.27
R-4 1,000.00 1,067.08 5.63 1,000.00 1,019.76 5.50 1.08
R-5 1,000.00 1,067.38 5.00 1,000.00 1,020.37 4.89 0.96
R-6 1,000.00 1,069.49 3.70 1,000.00 1,021.63 3.62 0.71
SystematEx International Fund
Institutional 1,000.00 959.60 3.75 1,000.00 1,021.37 3.87 0.76
R-6 1,000.00 960.00 3.16 1,000.00 1,021.98 3.26 0.64
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (June 12, 2019 to August 31, 2019), multiplied by
80/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 129 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
1951
Retired. 129 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 129 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
129 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 129 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 129 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
129 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
129 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 129 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
129 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
129 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2018, and the Statement of Additional Information
dated December 31, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) a management agreement between PFI and Principal Global Investors, LLC ( “PGI” or the “Manager”) and a sub-advisory agreement between Manager and Columbus
Circle Investors (“CCI”) for the newly established Small-MidCap Growth Fund; (2) an amended management agreement between PFI and the Manager with respect to the Bond Market Index Fund; (3) an amended sub-advisory agreement between the Manager and BNP Parabis
Asset Management USA, Inc. (“BNP Parabis”) with respect to the Diversified Real Asset Fund.; and (4) a sub-advisory agreement between
Manager and Gotham Asset Management, LLC (“Gotham”) with respect to the equity long/short investment sleeve of the Global Multi-
Strategy Fund.
CCI Sub-Advisory Agree ment and PGI Management Agreement –
Small-MidCap Growth Fund
On March 12, 2019, the Board considered whether to approve (1) a management agreement (the “Management Agreement”) between PFI, for the newly established Small-MidCap Growth Fund, and the Manager and (2) a sub-advisory agreement (the “Sub-Advisory Agreement”)
between the Manager and Columbus Circle Investors (the “Sub-Advisor”) with respect to the Fund. The Management Agreement and the
Sub-Advisory Agreement are together referred to as the “Advisory Agreements.”
With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing series of PFI; that the Manager and Principal Management Corporation, the previous investment adviser to PFI, Principal
Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds (collectively, the “Principal Funds”), which merged with and into the
Manager on May 1, 2017, have had a long-term relationship with the Principal Funds, all of which are also overseen by the Directors, and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services expected to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2018 annual renewal of the management agreements for the other
Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under its due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal
Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services for other series of Principal
Funds, and that the Board had reviewed and had approved for renewal those sub-advisor agreements at its September 2018 Board meeting.
In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Sub-Advisor to the Fund under the Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance
Because the Fund is a newly created series, the Board did not review performance of the Fund as no track record was available. The Board reviewed the historical one , three , five and ten year performance, gross and net of proposed fees, as of December 31, 2018 of the Sub-
Advisor in a composite managed in accordance with the proposed investment strategy for the Fund, as compared to a relevant benchmark index and a relevant Morningstar category. The Board also reviewed the historical annual performance of the Sub-Advisor’s composite for each of the last ten calendar years, gross and net of proposed fees, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Sub-Advisor. The Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.
With respect to the sub-advisory fee proposed to be paid to the Sub-Advisor, the Board noted that the Manager compensates the Sub-Advisor, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board concluded that, although the proposed sub-advisory fee schedule for the Fund does not include breakpoints, the Sub-Advisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it does not offer other clients a lower fee for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive.
In evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board also reviewed the anticipated expense ratio of the Institutional Class shares of the Fund and considered that the Manager proposed to cap the total expense ratios for that class at a specified level until December 31, 2020. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees for the Fund were reasonable.
Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Manager and Sub-Advisor. The Board noted that the Sub-Advisor intends to use Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fee for the Fund was reasonable.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.
PFI and PGI Management Agreement - Bond Market Index Fund
On March 12, 2019, the Board considered whether to amend the management agreement (the “Management Agreement”) between PFI, for the Bond Market Index Fund, and the Manager in connection with a proposed management fee schedule change that would result in a reduction in the management fee rate at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed change in the management fee schedule. The Board considered the Manager’s representation that the change in the management fee schedule would not reduce the quality or quantity of the services the Manager provides to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management
Agreement other than to the fee schedule.
The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager under the Management Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended
Management Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Management
Agreement.
BNP Paribas Sub-advisory Agreement – Diversified Real Asset Fund
On June 11, 2019, the Board considered whether to amend a sub-advisory agreement (the “Sub Advisory Agreement”) between the Manager and BNP Paribas Asset Management USA (the “Sub-Advisor”) in connection with a proposed sub advisory fee schedule change in a manner that would decrease the sub-advisory fee rate at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-Advisory Agreement and noted that because the sub-advisory fee was paid by the Manager, the amendment of the sub-advisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-Advisory Agreement other than the amendment of the sub advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded,

based upon the information provided, that the terms of the Sub Advisory Agreement were reasonable and that approval of the Sub-Advisory
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Sub-
Advisory Agreement.
Gotham Sub-Advisory Agreement - Global Multi-Strategy Fund
On June 11, 2019, the Board considered whether to approve a sub-advisory agreement (the “Sub Advisory Agreement”) between the Manager and Gotham Asset Management, LLC (the “Sub-Advisor”) with respect to the Global Multi-Strategy Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services to an investment sleeve of another PFI fund, and that the Board had reviewed and had approved for renewal that sub-advisory agreement at its September 2018 Board meeting. In addition, the Board considered the manager’s program for recommending, monitoring and replacing sub-advisors and that the
Manager recommended the Sub-Advisor based upon that program.
Investment Performance
The Board reviewed the historical one year and since inception (July 11, 2016) performance returns, standard deviation and Sharpe ratio, gross and net of proposed fees, as of March 31, 2019 of the investment sleeve that the Sub-Advisor currently manages for another PFI fund in accordance with the proposed investment strategy for the equity long/short investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to the historical performance returns, standard deviation and Sharpe ratio of a relevant benchmark index and a relevant
Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it does not have any advisory clients that benefit from lower fees for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.
Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted that the
Sub-Advisor does not intend to engage in soft dollar trading. The Board further noted the Manager’s statement that there would be no known fall-out benefits.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory
Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

Special Meeting of Shareholders
Principal Funds, Inc.
Held April 25, 2019
1. Election of Board of Directors.
2. Approval of the new sub-advisory agreement with Principal Real Estate Investors, LLC for the following fund:
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
For Withheld
Ballantine
12,736,375,875.836 392,415,903.137
Barnes
12,721,375,051.848 407,416,727.125
Damos
12,700,790,898.144 428,000,880.829
Grimmett
12,716,449,359.614 412,342,419.359
Hirsch
12,711,116,734.002 417,675,044.971
Huang
12,731,541,889.427 397,249,889.546
McMillan
12,751,851,243.595 376,940,535.378
Nickels
12,760,972,969.127 367,818,809.846
VanDeWeghe
12,745,791,367.482 383,000,411.491
Beer
12,706,497,212.449 422,294,566.524
Dunbar
12,712,526,433.112 416,265,345.861
Halter
12,710,379,929.381 418,411,849.592
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 136,796,144.754 3,882,674.786 1,481,099.184 16,421,817.302
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,129,246.438 1,932,867.779 4,236,031.436 15,444,143.802
Bond Market Index Fund 155,482,613.846 10,675,579.074 5,849,780.211 960,716.955
Diversified Real Asset Fund 188,378,465.993 8,352,151.397 4,836,662.864 15,871,958.946
Global Multi-Strategy Fund 145,821,000.499 311,316.749 307,876.853 22,340,162.495
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Equity Index Fund 83,210,093.597 21,697,341.504 236,159.389 1,615,727.372
Opportunistic Municipal Fund 4,414,308.638 324,469.063 78,150.207 2,987,888.927
Spectrum Preferred and Capital
Securities Income Fund 279,784,329.597 3,032,613.216 11,384,372.585 66,532,409.912
Small- MidCap Dividend Income Fund 95,499,286.070 574,582.204 357,739.060 36,314,026.876
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,075,613.251 1,949,270.940 4,273,261.462 15,444,143.802
Bond Market Index Fund 158,181,200.517 7,976,992.404 5,849,780.211 960,716.955
Diversified Real Asset Fund 188,391,939.036 8,323,106.178 4,852,235.040 15,871,958.946
Global Multi-Strategy Fund 145,795,945.578 330,362.267 313,886.256 22,340,162.495
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Equity Index Fund 83,210,093.597 20,145,808.862 1,787,692.032 1,615,727.372
Opportunistic Municipal Fund 4,548,827.050 181,417.527 86,683.331 2,987,888.927
Spectrum Preferred and Capital
Securities Income Fund 279,727,786.346 3,103,739.370 11,369,789.682 66,532,409.912
Small- MidCap Dividend Income Fund 95,446,871.778 604,407.156 380,328.400 36,314,026.876
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,202,256.021 1,141,275.835 4,954,613.797 15,444,143.802
Bond Market Index Fund 159,499,946.700 3,346,880.659 9,161,145.772 960,716.955
Capital Securities Fund 54,737,932.505 - 4,661.000 108,192.000
Diversified Real Asset Fund 195,943,515.974 807,627.258 4,816,137.022 15,871,958.946
EDGE MidCap Fund 46,363,225.340 29,830.504 - 759,038.574
Global Multi-Strategy Fund 145,860,568.565 248,303.500 331,322.036 22,340,162.495

6c. Approval of an amended fundamental investment restriction relating to concentration for the following funds:
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 20, 2019 (Related to Proposals adjourned at April 25, 2019 meeting)
2. Approval of the new sub-advisory agreement with Principal Real Estate Investors, LLC for the following fund:
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
For Against Abstain Broker Non-Vote
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Equity Index Fund 83,535,420.458 21,154,457.654 453,716.378 1,615,727.372
International Small Company Fund 73,938,256.606 2,645,337.577 118,239.198 1,950,984.332
Opportunistic Municipal Fund 4,518,757.428 170,614.804 127,555.676 2,987,888.927
Origin Emerging Markets Fund 48,968,329.710 - 70,600.121 244,698.196
Small- MidCap Dividend Income Fund 95,739,285.891 296,146.314 396,175.129 36,314,026.876
Spectrum Preferred and Capital
Securities Income Fund 280,738,473.471 1,831,098.927 11,631,743.000 66,532,409.912
SystematEx International Fund 5,185,861.458 - - -
Multi-Manager Equity Long/Short Fund 26,368,088.017 - - 1,256.597
SystematEx Large Value Fund 775,620.522 - - -
Real Estate Debt Income Fund 12,931,711.977 - - 693,190.305
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,173,159.198 1,136,442.610 4,988,563.845 15,444,143.802
EDGE MidCap Fund 46,363,225.340 29,830.504 - 759,038.574
Global Multi-Strategy Fund 145,816,458.942 296,795.335 326,939.824 22,340,162.495
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Small Company Fund 74,007,916.448 2,575,677.735 118,239.198 1,950,984.332
Multi-Manager Equity Long/Short Fund 26,368,088.017 - - 1,256.597
Opportunistic Municipal Fund 4,495,544,349 177,661.869 143,721.690 2,987,888.927
Origin Emerging Markets Fund 48,968,329.710 - 70,600.121 244,698.196
Small- MidCap Dividend Income Fund 95,684,533.913 330,731.888 416,341.533 36,314,026.876
SystematEx International Fund 5,185,861.458 - - -
SystematEx Large Value Fund 775,620.522 - - -
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 193,224,143.735 3,572,326.738 4,770,809.781 15,871,958.946
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 188,378,465.993 8,352,151.397 4,836,662.864 15,871,958.946
Opportunistic Municipal Fund 4,414,223.944 324,537.318 78,166.646 2,987,888.927
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 188,391,939.036 8,323,106.178 4,852,235.040 15,871,958.946
Opportunistic Municipal Fund 4,548,770.652 181,455.690 86,701.566 2,987,888.927
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 195,943,515.974 807,627.258 4,816,137.022 15,871,958.946
Opportunistic Municipal Fund 4,518,694.705 170,650.694 127,582.509 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,495,476.743 177,699.242 143,751.923 2,987,888.927

Special Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019 (Related to Proposals adjourned at April 25, 2019 and June 20, 2019 meetings)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,414,308.638 324,469.063 78,150.207 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,548,827.050 181,417.527 86,683.331 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,518,757.428 170,614.804 127,555.676 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,495,544.349 177,661.869 143,721.690 2,987,888.927

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2019 (unaudited)
253
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31,
2019 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2019 , that qualifies for the DRD are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2019 , are as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Blue Chip Fund 99.11%
Bond Market Index Fund .05
Diversified Real Asset Fund 11.93
EDGE MidCap Fund 96.29
Global Multi-Strategy Fund 9.96
Global Opportunities Fund 42.37
International Equity Index Fund 0.00
International Small Company Fund 0.00
Origin Emerging Markets Fund 0.00
Small-MidCap Dividend Income Fund 75.97
Spectrum Preferred and Capital Securities Fund 36.71
SystematEx International Fund 0.00
QDI
Blue Chip Fund 100.00%
Bond Market Index Fund .05
Diversified Real Asset Fund 48.27
EDGE MidCap Fund 100.00
Global Multi-Strategy Fund 22.19
Global Opportunities Fund 85.48
International Equity Index Fund 100.00
International Small Company Fund 52.95
Origin Emerging Markets Fund 92.22
Small-MidCap Dividend Income Fund 94.33
Spectrum Preferred and Capital Securities Fund 68.41
SystematEx International Fund 100.00
Foreign Taxes
Per Share
International Equity Index Fund $ 0.0269
International Small Company Fund 0.0228
Origin Emerging Markets Fund 0.0302
SystematEx International Fund 0.0277

Principal Funds Distributor, Inc.
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Des Moines, IA 50392-6370
Do not use this address for business correspondence
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Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2019 Principal Financial Services, Inc. | FV690-09 | 08/2019 | 921179

Principal Funds: Equity & Fixed-Income Funds
Class A & C Shares
Annual Report
August 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
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Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Letter from the President 1
Economic & Financial Market Review 2
Blue Chip Fund 3
Diversified Real Asset Fund 5
EDGE MidCap Fund 7
Global Multi-Strategy Fund 9
Global Opportunities Fund 11
International Small Company Fund 13
Opportunistic Municipal Fund 15
Origin Emerging Markets Fund 17
Small-MidCap Dividend Income Fund 19
Spectrum Preferred and Capital Securities Income Fund 21
Financial Statements 23
Notes to Financial Statements 48
Schedules of Investments 76
Financial Highlights (includes performance information) 175
Report of Independent Registered Public Accounting Firm 187
Shareholder Expense Example 189
Supplemental Information 191

1
Kamal Bhatia
President, Principal Funds
GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP
Dear Shareholder,
We are living through global changes in local markets in all corners of investing. The plunge in bond yields is bringing increasingly agitated warnings about worsening growth and recession. But this frenzied agonizing may simply mean we’re in the worst of the slowdown. The escalation of trade conflicts and tariffs in August did worsen sentiment and likely delayed further recovery. With uncertainty high, it’s natural for business leaders to shelve long-term capital spending decisions until the trade dustup clears. Investment has shrunk around the world, but uncertainty has so far not shriveled hiring plans.
The record-long U.S. expansion still has legs (see: a healthy labor market and vigorous wage gains supporting consumers). A slump remains at bay. The plunge in U.S. treasury bond yields likely has more to do with expected central bank easing and yield-seeking inflows from
Europe and Japan than actual recession fears. China is adding to its fiscal and monetary stimulus. Central banks stay very accommodating.
Financial conditions have eased. There is little stress in credit markets. We expect a mild pickup in world growth in the fourth quarter.
We continue to believe that the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes. We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.
I am honored to join our team at Principal Funds to continue the heritage of serving you for your retirement and wealth management goals.
Our goal is to meet clients with a variety of capabilities that service their needs and exceed their expectations.
The continued demand for product innovation combined with superior execution skills has become a key differentiator in our business. Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.
1
Thanks for your continued trust and financial commitment to our funds family.
Sincerely,
Kamal Bhatia
President, Principal Funds
1
Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.
*
All data and market commentary from August 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist.

2
Economic & Financial Market Review
More than 30 central banks have sliced interest rates this year, from Botswana to New Zealand to China, with more cuts coming. At Jackson
Hole, Federal Reserve (Fed) Chair Jerome Powell ditched language about a “mid-cycle adjustment” in fed funds, indicating that policy would adapt to incoming data, while noting that prior weeks had been “eventful.” Under pressure from negative interest rates, bank stock indices in
Europe and Japan are plummeting to 20-year lows. A robust U.S. dollar is putting pressure on Argentina and other emerging markets. Still, an encouraging Presidential tweet or lack of Chinese retaliation can turn a vicious down day into a surging rally.
Signs of progress are popping up. The six regional U.S. manufacturing company surveys upgraded in August with five showing expansion versus only two in July. Bank loans are rising. Second quarter corporate profits jumped 5.1% and are now up 2.2% over the prior year, no longer a recession indicator. Consumer spending is robust, up 2.7% over last year and appears on track for a strong gain this quarter. Gas prices are falling, helping budgets. The household saving rate is 7.7%; balance sheets are in fine shape.
Even in beleaguered Europe, where the business confidence shock was the worst, data is trending modestly positive. The European Economic
Sentiment Indicator rose a few ticks. The composite Eurozone business survey rose in August to a decent 51.8, still above a January low. The drop in the jobless rate to a decade low 7.5% has been broad-based. Asian Emerging Markets may also be on the mend with better export and production data, especially in Singapore, South Korea, and Taiwan. Mainland China business surveys for August improved for both services and manufacturing and are trending modestly higher. Global companies most exposed to China are outperforming. Local Chinese equity indices had better returns in August than major U.S. indices. In Japan, the economy has been struggling ahead of the scheduled October rise in the Value-Added-Tax. The U.S. and Japan will formally sign a trade agreement at the end of September, which should be positive for both signatories.
The most disturbing feature of the year to date has been the relentless nose-dive in long-term safe-haven bond yields. From a peak of 2.8%
last January, yields on 10-year U.S. treasury bonds ended August at 1.5%. Similar maturity German bund yields plummeted from 0.3% to
0.7%. Long-bond yields are too low even for the current environment, but they will likely not advance without clear evidence of a pickup in growth. August was an ugly month for investors who were not overweight defensive stocks or mostly in bonds. Beyond that, government bond yields are surely tracing out a trough that will hold into 2021. Inflation has been weak this year as world growth slowed the last
18 months. Any recovery would push inflation higher. Regarding equities, most world stock indices are ahead for the year, thanks to the turnaround in central bank intentions and the collapse in interest rates.
*All data cited from Bloomberg unless otherwise stated and commentary from August 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist..

3
Blue Chip Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?
Blue Chip Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The fund invests in securities of foreign companies.
TransDigm, a supplier of an extensive collection of airplane components led by a highly respected management team, contributed as this year TransDigm declared its largest special dividend a result of continued impressive operations. American Tower, which owns over 100,000 cell phone towers globally and leases antenna space on these towers to wireless service providers, contributed due to shares increasing in value over the last year as the carriers prepare for a buildout of 5G. MasterCard, which provides transaction processing and other payment-
related services around the world, contributed as it is especially well positioned in fast growing markets outside the United States. Microsoft, a company with a highly profitable enterprise customer and a sticky business due to substantial switching costs, contributed as the business continues to perform well on all fronts, with significant growth in revenue and operating income. Visa, a dominant company in the global electronic payments market and the leader in credit card transactions and accounting for nearly three-fourths of debit card transactions in recent years, contributed as transaction volume continues to grow.
Amazon, an e-commerce company, which sells a wide variety of products globally, detracted. NVIDIA, the leading manufacturer of graphics processing units (GPUs) used primarily for gaming applications, detracted due to excess inventory from GPUs being used for crypto mining, as that boom turned to bust. Charles Schwab, an asset gatherer that earns fees and commissions by providing securities brokerage, banking, asset management, and related financial services to individuals and institutional clients, detracted mainly due to concerns about lower interest rates. CarMax, the largest used car retailer in the United States with more than 170 locations, detracted. Alphabet, whose core Google business has tremendous advantages and other businesses such as YouTube have continued to grow swiftly, detracted in part due to concerns over potential regulatory scrutiny.
* Securities described in the fund commentary may no longer be held in the fund

4
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 month. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 12/31 /18 prospectus
Value of a $10,000 Investment* June 14, 2012 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 12.75% 14.69% 16.40% 9/30/13 6/14/12
Including Sales Charge 6.53% 13.40% 15.50%
Class C Shares Excluding Sales Charge 11.91% 13.84% 15.53% 9/30/13 6/14/12
Including Sales Charge 10.91% 13.84% 15.53%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.09% 0.99%
Class C Shares
1.84% 1.74%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: 11.73% (1-year); 13.11% (5-year); 15.56% (since inception)
Class C Shares: 16.40% (1-year); 13.55% (5-year); 15.61% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional
Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 5/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

5
Diversified Real Asset Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
BlackRock Financial Management, Inc.; BNP PARIBAS ASSET MANAGEMENT USA, Inc.; Credit Suisse Asset Management, LLC; Delaware Investments Fund Advisers;
Mellon Investments Corporation; Pictet Asset Management SA; Principal Real Estate Investors, LLC; RARE Infrastructure (North America) Pty Limited;
Symphony Asset Management LLC; Tortoise Capital Advisors, L.L.C.
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Real Asset Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80%
of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It seeks to achieve its investment objective by allocating its assets among general investment categories related to real assets and real asset companies
(which include tangible assets and investments that are expected to perform well in periods of rising or high inflation).
Allocation to and selection within global real estate investment trusts (REITs) contributed to both relative and absolute performance.
Stock selection within the United States and United Kingdom strongly contributed. The allocation to and manager selection within global infrastructure (particularly RARE) contributed due to its selection within electric utilities. Allocation in independent power and renewable energy producers also contributed from an absolute returns perspective. Allocation towards homebuilders within timber also strongly contributed. Asset allocation overall was a contributor. Main drivers within asset allocation were the overweight of 3% to infrastructure and an underweight of 4% to commodities.
Style selection within infrastructure, natural resources, and real return was the primary yearly detractor. Within infrastructure MLPs (master limited partnerships) underperformed the broader global infrastructure universe. Within natural resources timber underperformed the broader global natural resources universe and within real return bank loans underperformed U.S. TIPS. Manager performance within commodities and MLPs was another primary detractor. Within commodities, manager selection was also weak within industrial metals as well as agriculture from an absolute return basis. MLPs' detraction came primarily from selection within natural gas pipelines and crude oil pipelines. Allocations to gathering and processing and underweights to refined products pipelines also were key in the manger underperformance. Finally, from an asset allocation perspective, the underweight to natural resources and overweight to real return over the past year detracted.
* Securities described in the fund commentary may no longer be held in the fund

6
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 12/31/18 prospectus
Value of a $10,000 Investment* March 16, 2010 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge -1.11% -1.30% 3.12% 3/16/10
Including Sales Charge -4.85% -2.05% 2.71%
Class C Shares Excluding Sales Charge -1.86% -2.03% 2.37% 3/16/10
Including Sales Charge -2.82% -2.03% 2.37%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.29% 1.22%
Class C Shares
2.12% 1.97%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: -3.57% (1-year); -1.74% (5-year); 2.93% (since inception)
Class C Shares: -1.49% (1-year); -1.72% (5-year); 2.60% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 3/31/10 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. Diversified Real Asset Blended Index is composed of 35% Bloomberg Barclays U.S. Treasury TIPS Index, 20% S&P Global Infrastructure
Index, 20% S&P Global Natural Resources Index, 15% Bloomberg Commodity Index and 10% FTSE EPRA/NAREIT Developed Markets Index.

7
EDGE MidCap Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?
EDGE MidCap Fund seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics.
Fair Isaac Corp. contributed, reporting strong revenue growth and increasing its full-year guidance. Chipotle Mexican Grill benefited from improved results and favorable investor response to its new CEO's vision for the brand and path for restaurant level margins to get back to the low 20s. Teleflex Incorporated contributed due to strong revenue growth and continued margin improvement, led by its UroLift product in particular.
Cimarex Energy underperformed as gas prices remained low and investors were concerned that takeaway capacity would not be sufficient for Permian Basin production. Energizer Holdings underperformed despite positive battery trends as regulators required the company to unfavorably amend the terms of its purchase of Spectrum's battery and lighting business and announced that it would take on leverage and raise capital to purchase Spectrum's auto care business. H.B. Fuller Company lagged as the company tweaked guidance lower as revenues and earnings were slightly below consensus and investors remained concerned about weakness in its end markets.
* Securities described in the fund commentary may no longer be held in the fund

8
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 3/1/19 prospectus
Value of a $10,000 Investment* September 28, 2015 - August 31, 2019
1-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 2.23% 12.91% 12/31/18 9/28/15
Including Sales Charge -3.38% 11.30%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.38% 1.20%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: 0.13% (1-year); 11.64% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional
Shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 9/30/15 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

9
Global Multi-Strategy Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
Finisterre Capital, LLP; Graham Capital Management, LP; Gotham Asset Management LLC; KLS Diversified Asset Management, LP; Loomis, Sayles & Company, LP; Los
Angeles Capital Management and Equity Research, Inc.; Sound Point Capital Management, LP; Wellington Management Company, LLP; York Registered Holdings, LP.
What contributed to or detracted from Fund performance during the fiscal year?
Global Multi-Strategy Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility.
The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.
Seven of the nine sleeves were positive. The emerging markets credit sleeve sub-advised by Finisterre was the top contributor with gains coming from long positions in credit and currency in Brazil, longs in Ukraine's external debt, and local currency positions in Egypt. The macro sleeve sub-advised by Graham also contributed strongly as fixed income positions, currencies, and commodities performed well.
The market neutral sleeve, sub-advised by KLS, contributed with strong performance coming from commercial mortgage-backed securities
(CMBS), government-sponsored enterprise (GSE) credit, and relative value sovereign debt strategies in rates. The event driven sleeve, sub-advised by York, gained as positions in special situations and merger arbitrage strategies contributed. The equity long/short sleeve, sub-
advised by LA Capital, benefited from an overweight to higher-quality companies with strong profitability. The credit sleeve sub-advised by Loomis Sayles generated positive returns from exposures to securitized assets, investment grade corporate bonds, and bank loans. The equity long/short sleeve sub-advised by Wellington also contributed with positive results coming from U.S. beta management, the U.S. All
Cap strategy, and the Japan beta management portfolio.
The credit sleeve sub-advised by Sound Point detracted as core long positions in an oil and gas exploration company, a German bank, and a casino operator weighed on performance. The multi-strategy sleeve sub-advised by AQR detracted as the equity market neutral and long/
short equity strategies weighed on performance.
* Securities described in the fund commentary may no longer be held in the fund

10
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of August 31, 2019
Total Investment Expense
as shown in the 12/31/18 prospectus
Value of a $10,000 Investment* October 24, 2011 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 1.82% 1.95% 2.81% 10/24/11 –
Including Sales Charge -1.98% 1.17% 2.31%
Class C Shares Excluding Sales Charge 1.10% 1.15% 2.05% 6/14/12 10/24/11
Including Sales Charge 0.14% 1.15% 2.05%
Gross Expense Ratio Net Expense Ratio
Class A Shares
2.53% 2.49%
Class C Shares
3.31% 3.27%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: -1.32% (1-year); 1.17% (5-year); 2.33% (since inception)
Class C Shares: 0.79% (1-year); 1.17% (5-year); 2.07% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional
Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmarks are calculated from 10/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. Effective December 31, 2018, the Fund’s primary benchmark changed from HFRI Funds-of-Funds Composite Index to the
HFRX Global Hedge Fund Index because the latter index more closely aligns with the investment approach and structure of the Fund.

11
Global Opportunities Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?
Global Opportunities Fund seeks long-term growth of capital. Under normal market circumstances, the Fund invests in equity securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least ten countries. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Alimentation Couche-Tard, a strong global convenience store operator with upside from achieved synergies and a solid balance sheet contributed. MasterCard, a global payment solutions company, contributed in part due to benefitting from the secular shift away from cash and toward electronic payments. Cisco Systems, Inc., which designs, manufactures, and sells Internet Protocol (IP)-based networking and other products related to the communications and information technology (IT) industry and provide services associated with these products and their use, contributed driven almost exclusively from multiple expansion as investors increasingly appreciate the portfolio shift toward more recurring revenue streams.
GVC Holdings, a global B2C online and retail gaming company, detracted due to the lack of identifiable catalysts and regulatory overhangs pressuring its share price. ConocoPhillips, which is engaged in the global exploration, production, transportation, and marketing of crude oil, natural gas, liquefied natural gas, and bitumen, detracted due to weakness stemming from the downward trend in oil prices. Marathon
Petroleum, which is the largest U.S. refiner and operates businesses across much of the United States, detracted due to weakness stemming from the downward trend in oil prices.
* Securities described in the fund commentary may no longer be held in the fund

12
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 12/31/18 prospectus
Value of a $10,000 Investment* December 28, 2012 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -6.08% 2.92% 6.51% 9/30/13 12/28/12
Including Sales Charge -11.23% 1.76% 5.61%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.92% 1.50%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: -1.89% (1-year); 3.02% (5-year); 6.62% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s
Institutional Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 12/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

13
International Small Company Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?
International Small Company Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency.
Kirkland Lake Gold, a Canadian gold producer, contributed as it continued to deliver higher than expected results due to higher grade production within their Fosterville mine in Australia and also benefitted from a rise in gold prices late in the period. Empire, a Canadian food distributor, contributed due to strong same store sales growth in combination with better-than-expected cost saving realization from their cost savings program, Project Sunrise. Air Canada, the flagship Canadian airline, contributed amid several positive happenings including its loyalty program being taken in-house, good unit revenues, and the proposed acquisition of Transat. PUMA, a German apparel company primarily focused on footwear, contributed driven by the Americas and Europe, the Middle East and Africa region. Mapletree Commercial
Trust, a Singapore real estate investment trust (REIT) with both retail and office properties, contributed due to positive rental increases in both of their segments and the overall interest rate environment.
Burford Capital, a British a litigation finance company, detracted following a negative report issued by short seller, Muddy Waters. Enerplus, a Canadian listed oil exploration and production company with operations in North Dakota, the Marcellus Basin, Montana and Canadian
Waterfloods, detracted due to the commodity price environment and rising inventory in the United States. The Stars Group, the largest online gaming company, detracted as a combination of regulatory headwind and poor results weighed on the company. Bezeq, the largest telecom company in Israel, detracted as they announced that they would have to significantly write down their investment in Isreali Pay TV provider,
YES. GVC, one of the world's leading gaming companies, detracted as the regulatory environment within the UK provided headwinds and the CEO sold a significant number of shares, which weighed on performance.
* Securities described in the fund commentary may no longer be held in the fund

14
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 12/31/18 prospectus
Value of a $10,000 Investment* June 11, 2014 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge -7.70% 4.14% 3.68% 6/11/14
Including Sales Charge -12.81% 2.98% 2.57%
Gross Expense Ratio Net Expense Ratio
Class A Shares
2.21% 1.60%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: -10.75% (1-year); 3.12% (5-year); 3.18% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 5/31/14 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

15
Opportunistic Municipal Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?
Opportunistic Municipal Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors'
capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). It invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. government, its agencies and instrumentalities
("Agency Securities") and exchange-traded funds (ETFs) to gain exposure to the municipal market.
Alimentation Couche-Tard, a strong global convenience store operator with upside from achieved synergies and a solid balance sheet contributed. MasterCard, a global payment solutions company, contributed in part due to benefitting from the secular shift away from cash and toward electronic payments. Cisco Systems, Inc., which designs, manufactures, and sells Internet Protocol (IP)-based networking and other products related to the communications and information technology (IT) industry and provide services associated with these products and their use, contributed driven almost exclusively from multiple expansion as investors increasingly appreciate the portfolio shift toward more recurring revenue streams.
GVC Holdings, a global B2C online and retail gaming company, detracted due to the lack of identifiable catalysts and regulatory overhangs pressuring its share price. ConocoPhillips, which is engaged in the global exploration, production, transportation, and marketing of crude oil, natural gas, liquefied natural gas, and bitumen, detracted due to weakness stemming from the downward trend in oil prices. Marathon
Petroleum, which is the largest U.S. refiner and operates businesses across much of the United States, detracted due to weakness stemming from the downward trend in oil prices.
* Securities described in the fund commentary may no longer be held in the fund

16
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 12/31/18 prospectus
Value of a $10,000 Investment* June 14, 2012 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 10.36% 6.10% 5.69% 6/14/12
Including Sales Charge 6.25% 5.30% 5.14%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.02% 0.94%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: 3.96% (1-year); 5.08% (5-year); 4.84% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 5/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

17
Origin Emerging Markets Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor:
Origin Asset Management, LLP
What contributed to or detracted from Fund performance during the fiscal year?
Origin Emerging Markets Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market country (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries.
Industrials was the leading sector to contribute. In particular holdings in Brazil, led by Localiza Rent a Car, were beneficial. Holdings in the consumer discretionary sector provided the second biggest beneficial effect on relative performance. At a country level, overweight to Russia was the outright leader in terms of additive performance, but stock selection within India was also beneficial.
Some sectors detracted. The main drag at sector level proved to be the fairly newly-created communication services, led by Chinese social media company Momo Inc and China Mobile. Materials was also marginally detracting, driven predominantly by holdings in Thai names
Indorama Ventures and PTT Global Chemical. At a geographic level, holdings in Thailand and Indonesia proved the most significant detractors from overall performance.
* Securities described in the fund commentary may no longer be held in the fund

18
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 12/31 /18 prospectus
Value of a $10,000 Investment* January 23, 2015 - August 31, 2019
1-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge -4.94% 1.90% 1/23/15
Including Sales Charge -10.19% 0.66%
Gross Expense Ratio Net Expense Ratio
Class A Shares
2.28% 1.60%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: -9.94% (1-year); 1.28% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 1/31/15 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

19
Small-MidCap Dividend Income Fund
Investment Advisor:
Principal Global Investors, LLC
What contributed to or detracted from Fund performance during the fiscal year?
Small-MidCap Dividend Income Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least
80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of purchase. It invests in the securities of foreign issuers, real estate investment trusts, preferred securities, convertible securities, master limited partnerships, and royalty trusts.
STERIS Plc outperformed due to strong revenue and earnings growth. Additionally, the company guided for healthy organic growth. Medical
Properties Trust, Inc. traded higher as investors looked to improved growth prospects in 2019 as reduced leverage left the company well positioned to execute on its large acquisition pipeline. Teleflex Incorporated outperformed due to strong revenue growth and continued
margin improvement, led by Its UroLift product in particular.
Vermilion Energy Inc. underperformed due to poor investor sentiment for Canadian exploration and production (E&Ps) despite its more diversified global exposure relative to peers. NFI Group Inc. traded lower on concerns about increasing competition and one-time costs that weighed on margins. Adient plc detracted from relative from performance as the market leader in automotive seating struggled through operational headwinds and then unexpectedly announced that it would cut its dividend.
* Securities described in the fund commentary may no longer be held in the fund

20
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 12/31/18 prospectus
Value of a $10,000 Investment* June 6, 2011 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -7.83% 6.20% 9.82% 6/6/11 –
Including Sales Charge -12.91% 5.01% 9.07%
Class C Shares Excluding Sales Charge -8.50% 5.41% 8.95% 6/14/12 6/6/11
Including Sales Charge -9.29% 5.41% 8.95%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.27% 1.25%
Class C Shares
2.02% 2.00%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: -7.01% (1-year); 5.29% (5-year); 9.55% (since inception)
Class C Shares: -3.21% (1-year); 5.68% (5-year); 9.44% (since inception)
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional
Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 5/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

21
Spectrum Preferred and Capital Securities Income Fund
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor:
Spectrum Asset Management, Inc.
What contributed to or detracted from Fund performance during the fiscal year?
Spectrum Preferred and Capital Securities Income Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It concentrates its investments (invests more than 25% of its net assets) in securities in the financial services (i.e., banking, insurance and commercial finance) industry.
Long-term rates have fallen over the past 12 months and spreads have tightened given the markets expectation for rate cuts and quantitative easing from central banks. This has been positive for assets with duration like preferreds. European bank AT1 Coco's have performed strongly this period given their subordination premiums and coupon income in a rallying interest rate environment. Our decision to increase our AT1 Coco holdings over the course of the year has served the portfolio well. Insurance hybrids performed strongly given their longer dated structures. Legacy Tier1 bonds have rallied of late given the possibility of liability management as Tier1 capital will be written to zero by the end of 2021.
In an environment where long-term rates were falling, the floating rate paper in the portfolio was a drag on performance. Investors have soured on floaters given the outlook for rate cuts from the Federal Reserve. High coupon/short call legacy Tier1 bonds specifically from
BPCE and Credit Agricole relatively underperformed given their short duration in a falling long -erm rate environment. The assets in the
1-3 year duration bucket underperformed the remainder of the portfolio that were invested in longer-duration securities given falling rates.
* Securities described in the fund commentary may no longer be held in the fund

22
Performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-
5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.
Returns displayed are based on net total investment expense.
Average Annual Total Returns*
as of
August 31, 2019
Total Investment Expense
as shown in the 12/31 /18 prospectus
Value of a $10,000 Investment* August 31, 2009 - August 31, 2019
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 7.80% 5.16% 8.35% 6/28/05
Including Sales Charge 3.77% 4.36% 7.93%
Class C Shares Excluding Sales Charge 6.97% 4.38% 7.54% 1/16/07
Including Sales Charge 5.97% 4.38% 7.54%
Gross Expense Ratio Net Expense Ratio
Class A Shares
1.06% 1.06%
Class C Shares
1.81% 1.81%
Average annual total returns* including sales charge as of 6/30/19:
Class A Shares: 2.89% (1-year); 4.15% (5-year); 8.74% (10-year)
Class C Shares: 5.10% (1-year); 4.17% (5-year); 8.34% (10-year)
* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark is calculated from 4/30/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
23
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Diversified Real Asset
Fund
(a)
EDGE MidCap Fund
Investment in securities--at cost ..........................................................
$ 3,173,205 $ 3,676,930 $ 584,141
Investment in affiliated Funds--at cost ...................................................
$ 14,510 $ 115,751 $ 19,943
Foreign currency--at cost ..................................................................
$ – $ 1,934 $ –
Assets
Investment in securities--at value  .......................................................... $ 4,318,726
(b)
$ 3,693,356 $ 675,531
(b)
Investment in affiliated Funds--at value .................................................... 14,510 115,751 19,943
Foreign currency--at value .................................................................. – 1,919 –
Cash ......................................................................................... – 15,770 –
Deposits with counterparty .................................................................. – 11,643 –
Receivables:
Dividends and interest ................................................................. 3,184 10,993 1,093
Expense reimbursement from Manager ............................................... 420 170 73
Expense reimbursement from Distributor ............................................. 2 – –
Foreign currency contracts ........................................................... – 11,141 –
Fund shares sold ....................................................................... 20,581 3,503 306
Investment securities sold ............................................................. 1,230 6,271 –
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – 747 –
Variation margin on futures ........................................................... – 15,861 –
Variation margin on swaps ............................................................ – 335 –
Total Assets   4,358,653 3,887,460 696,946
Liabilities
Accrued management and investment advisory fees ........................................ 2,333 2,602 429
Accrued distribution fees .................................................................... 204 26 1
Accrued service fees ........................................................................ 3 – –
Accrued transfer agent fees ................................................................. 228 514 10
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 11 3 3
Accrued professional fees ................................................................... 29 135 26
Accrued other expenses ..................................................................... 95 182 6
Deposits from counterparty ................................................................. – 1,480 –
Payables:
Foreign currency contracts ............................................................ – 11,439 –
Fund shares redeemed ................................................................. 5,003 2,758 329
Investment securities purchased ...................................................... 15,664 51,068 1,211
Options and swaptions contracts written  (premiums received $ 0 , $ 4,054 and $ 0 ) ... – 5,620 –
Unrealized loss on unfunded loan commitments ...................................... – 2 –
Variation margin on futures ........................................................... – 20,911 –
Variation margin on swaps ............................................................ – 448 –
Collateral obligation on securities loaned, at value ......................................... 458 – 995
Total Liabilities
24,029 97,189 3,010
Net Assets Applicable to Outstanding Shares ............................................
$ 4,334,624 $ 3,790,271 $ 693,936
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,068,948 $ 3,945,446 $ 578,159
Total distributable earnings (accumulated loss) .............................................
1,265,676 (155,175) 115,777
Total Net Assets
$ 4,334,624 $ 3,790,271 $ 693,936

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
24
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Diversified Real Asset
Fund
(a)
EDGE MidCap Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 1,875,000 300,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 302,904 $ 54,880 $ 5,587
Shares Issued and Outstanding ........................................................ 11,852 4,887 388
Net Asset Value per share ............................................................. $ 25 .56 $ 11 .23 $ 14 .39
Maximum Offering Price .............................................................
$ 27 .05 $ 11 .67 $ 15 .23
Class C : Net Assets .......................................................................... $ 156,734 $ 16,037 N/A
Shares Issued and Outstanding ........................................................ 6,426 1,458
Net Asset Value per share .............................................................
$ 24 .39
(c)
$ 11 .00
(c)
Class J : Net Assets .......................................................................... $ 80,050 N/A N/A
Shares Issued and Outstanding ........................................................ 3,096
Net Asset Value per share .............................................................
$ 25 .86
(c)
Institutional : Net Assets ..................................................................... $ 725,718 $ 2,388,382 $ 34,358
Shares Issued and Outstanding ........................................................ 27,908 212,217 2,383
Net Asset Value per share .............................................................
$ 26 .00 $ 11 .25 $ 14 .42
R-3 : Net Assets .............................................................................. $ 5,913 $ 113 N/A
Shares Issued and Outstanding ........................................................ 231 10
Net Asset Value per share .............................................................
$ 25 .59 $ 11 .20
R-4 : Net Assets .............................................................................. $ 3,989 $ 12 N/A
Shares Issued and Outstanding ........................................................ 155 1
Net Asset Value per share .............................................................
$ 25 .76 $ 11 .23
R-5 : Net Assets .............................................................................. $ 6,380 $ 74 N/A
Shares Issued and Outstanding ........................................................ 247 7
Net Asset Value per share .............................................................
$ 25 .86 $ 11 .23
R-6 : Net Assets .............................................................................. $ 3,052,936 $ 1,330,773 $ 653,991
Shares Issued and Outstanding ........................................................ 117,226 118,226 45,223
Net Asset Value per share .............................................................
$ 26 .04 $ 11 .26 $ 14 .46
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
25
See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
Global Opportunities
Fund
International Small
Company Fund
Investment in securities--at cost ..........................................................
$ 1,93 5 , 189 $ 14,908 $ 843,674
Investment in affiliated Funds--at cost ...................................................
$ 151,384 $ 28 $ 29,546
Repurchase agreements --at cost ..........................................................
$ 368,248 $ – $ –
Foreign currency--at cost ..................................................................
$ 8 , 304 $ 3 $ 1,257
Assets
Investment in securities--at value  .......................................................... $ 1,931,708 $ 15,110
(b)
$ 883,434
(b)
Investment in affiliated Funds--at value .................................................... 151,384 28 29,546
Repurchase agreements --at value ........................................................... 368,248 – –
Foreign currency--at value .................................................................................................... 8, 189 3 1,257
Cash ......................................................................................... 2, 974 – 87
Deposits with counterparty .................................................................. 222, 989 – –
Receivables:
Dividends and interest ................................................................. 12,298 702 2,646
Expense reimbursement from Manager ............................................... 4 5 6
Foreign currency contracts ........................................................... 21,179 – –
Fund shares sold ....................................................................... 593 10 200
Investment securities sold ............................................................. 272,465 286 9,047
OTC swap agreements--at value (premiums paid $1,491, $0 and $0) ................ 6,185 – –
Variation margin on futures ........................................................... 1,841 – –
Variation margin on swaps ............................................................ 142 – –
Total Assets   3,000,199 16,144 926,223
Liabilities
Accrued management and investment advisory fees ........................................ 1,910 11 777
Accrued distribution fees .................................................................... 32 1 1
Accrued transfer agent fees ................................................................. 102 9 9
Accrued directors' expenses ................................................................. 2 2 2
Accrued professional fees ................................................................... 204 54 44
Accrued other expenses ..................................................................... 92 9 72
Cash overdraft ............................................................................... – 3 –
Deposits from counterparty ................................................................. 1,208 – –
Payables:
Dividends and interest on securities sold short ....................................... 2,346 – –
Foreign currency contracts ............................................................ 16,041 – –
Fund shares redeemed ................................................................. 2,910 49 952
Investment securities purchased ...................................................... 310,403 19 8,845
Options and swaptions contracts written (premiums received $3,547, $0 and $0 ) ... 4,353 – –
Reverse repurchase agreements ....................................................... 654,098 – –
Short sales (proceeds received $662,319, $0 and $0) ................................. 663,058 – –
OTC swap agreements--at value (premiums received $491, $0 and $0) ............. 2,490 – –
Unrealized loss on unfunded loan commitments ...................................... 6 – –
Variation margin on futures ........................................................... 1,748 – –
Variation margin on swaps ............................................................ 240 – –
Collateral obligation on securities loaned, at value ......................................... – 128 19,984
Total Liabilities
1,661,243 285 30,686
Net Assets Applicable to Outstanding Shares ............................................
$ 1,338,956 $ 15,859 $ 895,537
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,365,319 $ 15,399 $ 866,080
Total distributable earnings (accumulated loss) .............................................
(26,363) 460 29,457
Total Net Assets
$ 1,338,956 $ 15,859 $ 895,537

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
26
See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
Global Opportunities
Fund
International Small
Company Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,750,000 550,000 300,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 41,100 $ 6,017 $ 4,739
Shares Issued and Outstanding ........................................................ 3,862 1,719 455
Net Asset Value per share ............................................................. $ 10.64 $ 3.50 $ 10.41
Maximum Offering Price .............................................................
$ 11.05 $ 3.70 $ 11.02
Class C: Net Assets .......................................................................... $ 26,585 N/A N/A
Shares Issued and Outstanding ........................................................ 2,579
Net Asset Value per share .............................................................
$ 10.31
(c)
Institutional: Net Assets ..................................................................... $ 453,013 $ 9,842 $ 34,866
Shares Issued and Outstanding ........................................................ 42,103 2,670 3,332
Net Asset Value per share .............................................................
$ 10.76 $ 3.69 $ 10.46
R-6: Net Assets .............................................................................. $ 818,258 N/A $ 855,932
Shares Issued and Outstanding ........................................................ 76,102 81,371
Net Asset Value per share .............................................................
$ 10.75 $ 10.52
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
27
See accompanying notes.
Amounts in thousands, except per share amounts
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Investment in securities--at cost ..........................................................
$ 134,785 $ 985,886 $ 2,034,215
Investment in affiliated Funds--at cost ...................................................
$ – $ 40,635 $ 43,288
Assets
Investment in securities--at value  .......................................................... $ 142,399 $ 1,054,622
(a)
$ 2,160,155
(a)
Investment in affiliated Funds--at value .................................................... – 40,635 43,288
Cash ......................................................................................... 1,036 211 –
Receivables:
Dividends and interest ................................................................. 1,540 2,715 4,582
Expense reimbursement from Manager ............................................... 23 141 53
Fund shares sold ....................................................................... 676 103 2,496
Investment securities sold ............................................................. 1,033 – –
Total Assets   146,707 1,098,427 2,210,574
Liabilities
Accrued management and investment advisory fees ........................................ 57 1,086 1,427
Accrued distribution fees .................................................................... 11 – 132
Accrued transfer agent fees ................................................................. 27 5 513
Accrued directors' expenses ................................................................. 2 6 2
Accrued professional fees ................................................................... 44 31 32
Accrued other expenses ..................................................................... 6 62 89
Deposits from counterparty ................................................................. – – –
Payables:
Dividends payable ..................................................................... 410 – –
Fund shares redeemed ................................................................. 129 872 2,473
Interest expense and fees payable ..................................................... 31 – –
Investment securities purchased ...................................................... 4,674 – –
Collateral obligation on securities loaned, at value ......................................... – 141 39,374
Floating rate notes issued ...................................................................
5,428 – –
Total Liabilities
10,819 2,203 44,042
Net Assets Applicable to Outstanding Shares ............................................
$ 135,888 $ 1,096,224 $ 2,166,532
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 128,483 $ 1,121,190 $ 2,028,492
Total distributable earnings (accumulated loss) .............................................
7,405 (24,966) 138,040
Total Net Assets
$ 135,888 $ 1,096,224 $ 2,166,532
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 450,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 53,756 $ 2,455 $ 147,402
Shares Issued and Outstanding ........................................................ 4,775 231 10,559
Net Asset Value per share ............................................................. $ 11 .26 $ 10 .63 $ 13 .96
Maximum Offering Price .............................................................
$ 11 .70 $ 11 .25 $ 14 .77
Class C : Net Assets .......................................................................... N/A N/A $ 118,135
Shares Issued and Outstanding ........................................................ 8,550
Net Asset Value per share .............................................................
$ 13 .82
(b)
Institutional : Net Assets ..................................................................... $ 82,132 $ 11,710 $ 1,892,406
Shares Issued and Outstanding ........................................................ 7,292 1,119 134,796
Net Asset Value per share .............................................................
$ 11 .26 $ 10 .47 $ 14 .04
R-6 : Net Assets .............................................................................. N/A $ 1,082,059 $ 8,589
Shares Issued and Outstanding ........................................................ 103,299 609
Net Asset Value per share .............................................................
$ 10 .48 $ 14 .10
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
29
See accompanying notes.
Amounts in thousands, except per share amounts
Spectrum Preferred
and Capital Securities
Income Fund(a)
Investment in securities--at cost ......................................................................................................................
$ 5,234,522
Investment in affiliated Funds--at cost ...............................................................................................................
$ 98,550
Investment in affiliated securities--at cost ............................................................................................................
$ 115,496
Assets
Investment in securities--at value  ...................................................................................................................... $ 5,505,347
(b)
Investment in affiliated Funds--at value ................................................................................................................ 98,550
Investment in affiliated securities--at value ............................................................................................................. 99,772
Deposits with counterparty .............................................................................................................................. 4,549
Receivables:
Dividends and interest ............................................................................................................................. 74,843
Expense reimbursement from Manager ........................................................................................................... 67
Expense reimbursement from Distributor ......................................................................................................... 1
Fund shares sold ................................................................................................................................... 22,505
Investment securities sold ......................................................................................................................... 2,764
Total Assets   5,808,398
Liabilities
Accrued management and investment advisory fees .................................................................................................... 3,367
Accrued administrative service fees .................................................................................................................... 1
Accrued distribution fees ................................................................................................................................ 577
Accrued service fees .................................................................................................................................... 2
Accrued transfer agent fees ............................................................................................................................. 933
Accrued chief compliance officer fees .................................................................................................................. 1
Accrued directors' expenses ............................................................................................................................. 4
Accrued professional fees ............................................................................................................................... 48
Accrued other expenses ................................................................................................................................. 143
Deposits from counterparty ............................................................................................................................. –
Payables:
Fund shares redeemed ............................................................................................................................. 4,914
Investment securities purchased .................................................................................................................. 19,618
Options and swaptions contracts written (premiums received $4,701 ) ........................................................................... 4,516
Collateral obligation on securities loaned, at value ..................................................................................................... 15,032
Total Liabilities
49,156
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 5,759,242
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 5,469,689
Total distributable earnings (accumulated loss) .........................................................................................................
289,553
Total Net Assets
$ 5,759,242

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
30
See accompanying notes.
Amounts in thousands, except per share amounts
Spectrum Preferred
and Capital Securities
Income Fund(a)
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 2,200,000
Net Asset Value Per Share:
Class A: Net Assets ...................................................................................................................................... $ 732,421
Shares Issued and Outstanding .................................................................................................................... 71,077
Net Asset Value per share ......................................................................................................................... $ 10.30
Maximum Offering Price .........................................................................................................................
$ 10.70
Class C: Net Assets ...................................................................................................................................... $ 469,674
Shares Issued and Outstanding .................................................................................................................... 45,629
Net Asset Value per share .........................................................................................................................
$ 10.29
(c)
Class J: Net Assets ...................................................................................................................................... $ 45,660
Shares Issued and Outstanding .................................................................................................................... 4,561
Net Asset Value per share .........................................................................................................................
$ 10.01
(c)
Institutional: Net Assets ................................................................................................................................. $ 3,591,388
Shares Issued and Outstanding .................................................................................................................... 351,077
Net Asset Value per share .........................................................................................................................
$ 10.23
R-1: Net Assets .......................................................................................................................................... $ 1,024
Shares Issued and Outstanding .................................................................................................................... 101
Net Asset Value per share .........................................................................................................................
$ 10.17
R-2: Net Assets .......................................................................................................................................... $ 1,514
Shares Issued and Outstanding .................................................................................................................... 150
Net Asset Value per share .........................................................................................................................
$ 10.11
R-3: Net Assets .......................................................................................................................................... $ 2,101
Shares Issued and Outstanding .................................................................................................................... 207
Net Asset Value per share .........................................................................................................................
$ 10.15
R-4: Net Assets .......................................................................................................................................... $ 1,397
Shares Issued and Outstanding .................................................................................................................... 138
Net Asset Value per share .........................................................................................................................
$ 10.13
R-5: Net Assets .......................................................................................................................................... $ 3,200
Shares Issued and Outstanding .................................................................................................................... 314
Net Asset Value per share .........................................................................................................................
$ 10.18
R-6: Net Assets .......................................................................................................................................... $ 910,863
Shares Issued and Outstanding .................................................................................................................... 89,080
Net Asset Value per share .........................................................................................................................
$ 10.23
(a)
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
31
See accompanying notes.
Amounts in thousands Blue Chip Fund
Diversified Real Asset
Fund
(a)
EDGE MidCap Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 151 $ 2,095 $ 277
Dividends ......................................................................................... 32,511 83,672 10,084
Withholding tax .................................................................................. (577) (4,444) (18)
Interest ............................................................................................ – 61,273 2
Securities lending - net ...........................................................................
3 – 1
Total Income 32,088 142,596 10,346
Expenses:
Management and investment advisory fees ...................................................... 23,519 31,859 4,800
Distribution f ees - Class A ....................................................................... 548 228 4
Distribution f ees - Class C ....................................................................... 1,179 192 N/A
Distribution f ees - Class J ........................................................................ 100 N/A N/A
Distribution f ees - R-3 ........................................................................... 16 1 N/A
Distribution f ees - R-4 ........................................................................... 1 – N/A
Administrative service fees - R-3 ................................................................ 4 – N/A
Administrative service fees - R-4 ................................................................ 1 – N/A
Administrative service fees - R-5 ................................................................ 1 – N/A
Registration fees - Class A ....................................................................... 61 16 22
Registration fees - Class C ....................................................................... 24 15 N/A
Registration fees - Class J ........................................................................ 28 N/A N/A
Registration fees - Institutional .................................................................. 103 43 17
Registration fees - R-6 ........................................................................... 41 47 20
Service fees - R-3 ................................................................................ 16 – N/A
Service fees - R-4 ................................................................................ 4 – N/A
Service fees - R-5 ................................................................................ 16 – N/A
Shareholder meeting expense - Class A .......................................................... 16 34 –
Shareholder meeting expense - Class C .......................................................... 7 8 N/A
Shareholder meeting expense - Class J .......................................................... 6 N/A N/A
Shareholder meeting expense - Institutional ..................................................... 23 201 1
Shareholder meeting expense - R-6 .............................................................. – 28 –
Shareholder reports - Class A .................................................................... 50 38 6
Shareholder reports - Class C .................................................................... 24 11 N/A
Shareholder reports - Class J ..................................................................... 76 N/A N/A
Shareholder reports - Institutional ............................................................... 28 355 2
Shareholder reports - R-6 ........................................................................ 14 172 –
Transfer agent fees - Class A ..................................................................... 250 151 11
Transfer agent fees - Class C ..................................................................... 123 39 N/A
Transfer agent fees - Class J ..................................................................... 65 N/A N/A
Transfer agent fees - Institutional ................................................................ 289 2,475 23
Chief compliance officer expenses ............................................................... 5 5 1
Custodian fees .................................................................................... 5 271 1
Directors' expenses ............................................................................... 75 77 14
Professional fees ................................................................................. 37 181 28
Other expenses ................................................................................... 50 37 7
Total Gross Expenses 26,805 36,484 4,957
Less: Reimbursement from Manager ............................................................ 3,036 1,189 334
Less: Reimbursement from Manager - Class A .................................................. – 75 36
Less: Reimbursement from Manager - Class C .................................................. – 39 N/A
Less: Reimbursement from Manager - Institutional ............................................. 63 1,592 16
Less: Reimbursement from Manager - R-6 ...................................................... – 165 –
Less: Reimbursement from Distributor - Class J ................................................ 20 N/A N/A
Total Net Expenses 23,686 33,424 4,571
Net Investment Income (Loss) 8,402 109,172 5,775

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
32
See accompanying notes.
Amounts in thousands Blue Chip Fund
Diversified Real Asset
Fund
(a)
EDGE MidCap Fund
(b)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions and Swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 185,238 (33,240) 23,961
Foreign currency contracts ....................................................................... – 2,315 –
Foreign currency transactions .................................................................... – (3,245) (11)
Futures contracts ................................................................................. – (46,076) –
Options and swaptions ........................................................................... – 2,453 –
Swap agreements ................................................................................. – (23,286) –
Net change in unrealized appreciation/depreciation of:
Investments ....................................................................................... 289,451 (37,558) (13,123)
Foreign currency contracts ....................................................................... – 603 –
Futures contracts ................................................................................. – (1,803) –
Options and swaptions ........................................................................... – (2,058) –
Swap agreements ................................................................................. – (3,509) –
Translation of assets and liabilities in foreign currencies ........................................ – (86) –
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions and Swap agreements 474,689 (145,490) 10,827
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 483,091 $ (36,318) $ 16,602
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class A shares commenced operations on December 31, 2018.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
33
See accompanying notes.
Amounts in thousands
Global Multi-Strategy
Fund
(a)
Global Opportunities
Fund
(b)
International Small
Company Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 6,759 $ 44 $ 337
Dividends ......................................................................................... 16,924 1,989 23,029
Withholding tax .................................................................................. (1,126) (76) (2,057)
Interest ............................................................................................ 82,014 1 –
Securities lending - net ...........................................................................
– – 70
Total Income 104,571 1,958 21,379
Expenses:
Management and investment advisory fees ...................................................... 32,261 836 9,147
Distribution fees - Class A ....................................................................... 120 15 12
Distribution fees - Class C ....................................................................... 328 8 N/A
Registration fees - Class A ....................................................................... 16 17 16
Registration fees - Class C ....................................................................... 16 6 N/A
Registration fees - Institutional .................................................................. 26 15 16
Registration fees - R-6 ........................................................................... 25 N/A 18
Shareholder meeting expense - Class A .......................................................... 4 2 1
Shareholder meeting expense - Class C .......................................................... 2 – N/A
Shareholder meeting expense - Institutional ..................................................... 26 – 2
Shareholder meeting expense - R-6 .............................................................. 7 N/A –
Shareholder reports - Class A .................................................................... 10 7 5
Shareholder reports - Class C .................................................................... 8 1 N/A
Shareholder reports - Institutional ............................................................... 81 – 4
Shareholder reports - R-6 ........................................................................ 32 N/A 2
Transfer agent fees - Class A ..................................................................... 63 30 22
Transfer agent fees - Class C ..................................................................... 46 5 N/A
Transfer agent fees - Institutional ................................................................ 508 1 23
Chief compliance officer expenses ............................................................... 3 – 1
Custodian fees .................................................................................... 391 38 241
Directors' expenses ............................................................................... 42 7 19
Dividends and interest on securities sold short .................................................. 14,266 – –
Professional fees ................................................................................. 256 78 53
Short sale fees .................................................................................... 2,603 – –
Other expenses ................................................................................... 196 4 9
Reverse repurchase agreement interest expense .................................................
10,774 – –
Total Gross Expenses 62,110 1,070 9,591
Less: Reimbursement from Manager ............................................................ 821 – –
Less: Reimbursement from Manager - Class A .................................................. – 67 33
Less: Reimbursement from Manager - Class C .................................................. 13 12 N/A
Less: Reimbursement from Manager - Institutional ............................................. 289 102 11
Less: Reimbursement from Manager - R-6 ...................................................... 295 N/A 51
Total Net Expenses 60,692 889 9,496
Net Investment Income (Loss) 43,879 1,069 11,883
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 788 53,636 (12,775)
Foreign currency contracts ....................................................................... 10,687 – –
Foreign currency transactions .................................................................... (594) (206) (176)
Futures contracts ................................................................................. 6,421 – –
Options and swaptions ........................................................................... 6,992 – –
Short sales ........................................................................................ 455 – –
Swap agreements ................................................................................. (6,420) – –
Net change in unrealized appreciation/depreciation of:
Investments ....................................................................................... (45,744) (82,718) (71,232)
Foreign currency contracts ....................................................................... 1,386 – –
Futures contracts ................................................................................. 1,838 – –
Options and swaptions ........................................................................... (2,191) – –
Short sales ........................................................................................ 10,400 – –
Swap agreements ................................................................................. (2,027) – –
Translation of assets and liabilities in foreign currencies ........................................ 464 (24) (17)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements (17,545) (29,312) (84,200)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 26,334 $ (28,243) $ (72,317)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
34
See accompanying notes.
Amounts in thousands
Opportunistic
Municipal Fund
(a)
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ – $ 479 $ 651
Dividends ......................................................................................... 5 26,862 71,836
Withholding tax .................................................................................. – (3,233) (1,092)
Interest ............................................................................................ 5,725 1 5
Securities lending - net ...........................................................................
– 13 132
Total Income 5,730 24,122 71,532
Expenses:
Management and investment advisory fees ...................................................... 575 8,229 18,048
Distribution f ees - Class A ....................................................................... 119 7 418
Distribution f ees - Class C ....................................................................... 26 N/A 1,365
Registration fees - Class A ....................................................................... 25 17 27
Registration fees - Class C ....................................................................... 3 N/A 19
Registration fees - Institutional .................................................................. 18 16 31
Registration fees - R-6 ........................................................................... N/A 18 17
Shareholder meeting expense - Class A .......................................................... 6 1 14
Shareholder meeting expense - Class C .......................................................... – N/A 10
Shareholder meeting expense - Institutional ..................................................... 5 – 169
Shareholder reports - Class A .................................................................... 3 3 43
Shareholder reports - Class C .................................................................... – N/A 34
Shareholder reports - Institutional ............................................................... 3 1 314
Shareholder reports - R-6 ........................................................................ N/A 1 –
Transfer agent fees - Class A ..................................................................... 45 17 197
Transfer agent fees - Class C ..................................................................... 5 N/A 141
Transfer agent fees - Institutional ................................................................ 53 10 1,971
Chief compliance officer expenses ............................................................... – 1 3
Custodian fees .................................................................................... 2 179 15
Directors' expenses ............................................................................... 5 19 49
Interest expense and fees ......................................................................... 137 – –
Professional fees ................................................................................. 54 46 40
Other expenses ................................................................................... 6 13 42
Total Gross Expenses 1,090 8,578 22,967
Less: Reimbursement from Manager ............................................................ 47 764 –
Less: Reimbursement from Manager - Class A .................................................. 35 30 105
Less: Reimbursement from Manager - Class C .................................................. 6 N/A 61
Less: Reimbursement from Manager - Institutional ............................................. 38 18 740
Less: Reimbursement from Manager - R-6 ...................................................... N/A 45 17
Total Net Expenses 964 7,721 22,044
Net Investment Income (Loss) 4,766 16,401 49,488
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions .......................................................................... 988 (8,868) 28,851
Foreign currency transactions .................................................................... – (1,509) 2
Net change in unrealized appreciation/depreciation of:
Investments ....................................................................................... 6,188 (29,397) (315,957)
Translation of assets and liabilities in foreign currencies ........................................ – 10 –
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies 7,176 (39,764) (287,104)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 11,942 $ (23,363) $ (237,616)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
35
See accompanying notes.
Amounts in thousands
Spectrum Preferred
and Capital Securities
Income Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ...................................................................................................................... $ 1,586
Dividends from affiliated securities ................................................................................................................... 8,834
Dividends .............................................................................................................................................. 58,539
Withholding tax ....................................................................................................................................... (132)
Interest ................................................................................................................................................. 252,440
Securities lending - net ................................................................................................................................
57
Total Income 321,324
Expenses:
Management and investment advisory fees ........................................................................................................... 37,238
Distribution f ees - Class A ............................................................................................................................ 1,577
Distribution f ees - Class C ............................................................................................................................ 5,497
Distribution f ees - Class J ............................................................................................................................. 64
Distribution f ees - R-1 ................................................................................................................................ 3
Distribution f ees - R-2 ................................................................................................................................ 5
Distribution f ees - R-3 ................................................................................................................................ 6
Distribution f ees - R-4 ................................................................................................................................ 1
Administrative service fees - R-1 ..................................................................................................................... 3
Administrative service fees - R-2 ..................................................................................................................... 3
Administrative service fees - R-3 ..................................................................................................................... 2
Registration fees - Class A ............................................................................................................................ 43
Registration fees - Class C ............................................................................................................................ 20
Registration fees - Class J ............................................................................................................................. 14
Registration fees - Institutional ....................................................................................................................... 38
Registration fees - R-6 ................................................................................................................................ 17
Service fees - R-1 ..................................................................................................................................... 2
Service fees - R-2 ..................................................................................................................................... 4
Service fees - R-3 ..................................................................................................................................... 6
Service fees - R-4 ..................................................................................................................................... 3
Service fees - R-5 ..................................................................................................................................... 7
Shareholder meeting expense - Class A ............................................................................................................... 31
Shareholder meeting expense - Class C ............................................................................................................... 30
Shareholder meeting expense - Class J ............................................................................................................... 5
Shareholder meeting expense - Institutional .......................................................................................................... 163
Shareholder meeting expense - R-6 ................................................................................................................... 5
Shareholder reports - Class A ......................................................................................................................... 56
Shareholder reports - Class C ......................................................................................................................... 56
Shareholder reports - Class J .......................................................................................................................... 58
Shareholder reports - Institutional .................................................................................................................... 181
Shareholder reports - R-6 ............................................................................................................................. 26
Transfer agent fees - Class A .......................................................................................................................... 516
Transfer agent fees - Class C .......................................................................................................................... 488
Transfer agent fees - Class J .......................................................................................................................... 54
Transfer agent fees - Institutional ..................................................................................................................... 3,162
Chief compliance officer expenses .................................................................................................................... 7
Custodian fees ......................................................................................................................................... 37
Directors' expenses .................................................................................................................................... 101
Professional fees ...................................................................................................................................... 54
Other expenses ........................................................................................................................................ 138
Total Gross Expenses 49,721
Less: Reimbursement from Manager - Institutional .................................................................................................. 165
Less: Reimbursement from Distributor - Class J ..................................................................................................... 13
Total Net Expenses 49,543
Net Investment Income (Loss) 271,781

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
36
See accompanying notes.
Amounts in thousands
Spectrum Preferred
and Capital Securities
Income Fund
(a)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and Options and Swaptions
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (16,871)
Investment transactions in affiliated securities ........................................................................................................ 191
Futures contracts ...................................................................................................................................... (14,649)
Options and swaptions ................................................................................................................................ 38,256
Net change in unrealized appreciation/depreciation of:
Investments ............................................................................................................................................ 126,529
Investment in affiliated securities ..................................................................................................................... (6,786)
Options and swaptions ................................................................................................................................ 201
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and Options and Swaptions 126,871
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 398,652
(a)
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.
37
See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 8,402 $ 1,600
Net realized gain (loss) on investments ............................................................................................. 185,238 193,418
Net change in unrealized appreciation/depreciation of investments ................................................................
289,451 434,401
Net Increase (Decrease) in Net Assets Resulting from Operations 483,091 629,419
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (218,921) (66,872)
Total Dividends and Distributions (218,921) (66,872)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
854,548 895,101
Total Increase (Decrease) in Net Assets 1,118,718 1,457,648
Net Assets
(b)
Beginning of period .................................................................................................................
3,215,906 1,758,258
End of period .......................................................................................................................
$ 4,334,624 $ 3,215,906
Class A Class C Class J Class T Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ............................. $ 157,102 $ 74,792 $ 28,869 N/A $ 618,371 $ 1,190 $ 3,111 $ 4,724 $ 429,587
Reinvested ........................ 12,122 7,033 4,005 N/A 13,102 439 98 387 181,564
Redeemed .........................
(51,856) (25,956) (16,953) N/A (140,947) (4,369) (611) (4,419) (436,837)
Net Increase (Decrease) ...............
$ 117,368 $ 55,869 $ 15,921 N/A $ 490,526 $ (2,740) $ 2,598 $ 692 $ 174,314
Shares:
Sold ............................. 6,769 3,351 1,215 N/A 26,194 51 124 194 17,439
Reinvested ........................ 613 371 201 N/A 653 22 5 19 9,042
Redeemed .........................
(2,240) (1,177) (714) N/A (6,029) (184) (27) (180) (18,419)
Net Increase (Decrease) ...............
5,142 2,545 702 N/A 20,818 (111) 102 33 8,062
Year Ended August 31, 2018
(c), (d)
Dollars:
Sold ............................. $ 88,378 $ 44,665 $ 21,425 $ 5 $ 111,280 $ 1,554 $ 283 $ 4,968 $ 1,021,470
Issued in acquisitions ................. – – 37,751 – 432,514 6,762 1,306 6,627 –
Reinvested ........................ 2,403 1,334 1,139 – 2,130 200 38 197 59,364
Redeemed .........................
(21,595) (7,039) (10,396) (19) (459,525) (1,939) (632) (7,888) (441,659)
Net Increase (Decrease) ...............
$ 69,186 $ 38,960 $ 49,919 $ (14) $ 86,399 $ 6,577 $ 995 $ 3,904 $ 639,175
Shares:
Sold ............................. 3,968 2,062 954 – 4,947 70 13 223 48,023
Issued in acquisitions ................. – – 1,855 – 21,244 334 64 326 –
Reinvested ........................ 115 66 54 – 101 9 2 9 2,805
Redeemed .........................
(976) (330) (469) (1) (22,349) (88) (28) (348) (20,384)
Net Increase (Decrease) ...............
3,107 1,798 2,394 (1) 3,943 325 51 210 30,444
Distributions:
Year Ended August 31, 2019
From net investment income and net realized
gain on investments .................. $ (12,167) $ (7,048) $ (4,005) N/A $ (13,213) $ (439) $ (98) $ (387) $ (181,564)
Total Dividends and Distributions
$ (12,167) $ (7,048) $ (4,005) N/A $ (13,213) $ (439) $ (98) $ (387) $ (181,564)
Year Ended August 31, 2018
(c), (d)
From net investment income ............ $ – $ – $ – $ – $ (16) $ – $ – $ – $ (475)
From net realized gain on investments ..... (2,425) (1,337) (1,142) – (2,153) (200) (38) (197) (58,889)
Total Dividends and Distributions ........
$ (2,425) $ (1,337) $ (1,142) $ – $ (2,169) $ (200) $ (38) $ (197) $ (59,364)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $491 from net investment income and $66,381 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $638.
(c)
Period from September 11, 2017, date operations commenced, through August 31, 2018 for Class J shares.
(d)
Class T shares discontinued operations on August 24, 2018.

Statement of Changes in Net Assets
Principal Funds, Inc.
38
See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 109,172 $ 101,915
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions and swap agreements ............... (101,079) 225,582
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, options and swaptions, swap agreements and translation of assets & liabilities in foreign currencies ......................................................
(44,411) (175,789)
Net Increase (Decrease) in Net Assets Resulting from Operations (36,318) 151,708
Dividends and Distributions to Shareholders
(b)
From net investment income and net realized gain on investments ................................................................ (126,294) (89,016)
Total Dividends and Distributions (126,294) (89,016)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(219,389) (194,312)
Total Increase (Decrease) in Net Assets (382,001) (131,620)
Net Assets
(c)
Beginning of period .................................................................................................................
4,172,272 4,303,892
End of period .......................................................................................................................
$ 3,790,271 $ 4,172,272
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 23,589 $ 1,617 $ 889,501 $ 33 $ 1 $ 73 $ 178,573
Reinvested ........................................... 2,486 359 74,020 3 – 3 46,729
Redeemed ............................................
(74,540) (8,139) (995,483) – (4) (12) (358,198)
Net Increase (Decrease) ..................................
$ (48,465) $ (6,163) $ (31,962) $ 36 $ (3) $ 64 $ (132,896)
Shares:
Sold ................................................ 2,109 150 79,524 3 – 7 15,969
Reinvested ........................................... 241 35 7,172 – – – 4,528
Redeemed ............................................
(6,622) (745) (89,030) – – (1) (32,081)
Net Increase (Decrease) ..................................
(4,272) (560) (2,334) 3 – 6 (11,584)
Year Ended August 31, 2018
Dollars:
Sold ................................................ $ 36,259 $ 3,917 $ 733,849 $ 70 $ 4 $ 11 $ 489,624
Reinvested ........................................... 1,782 241 54,147 – – – 31,163
Redeemed ............................................
(50,457) (6,317) (901,078) (6) – (11) (587,510)
Net Increase (Decrease) ..................................
$ (12,416) $ (2,159) $ (113,082) $ 64 $ 4 $ – $ (66,723)
Shares:
Sold ................................................ 3,101 341 62,772 6 – 1 41,704
Reinvested ........................................... 154 21 4,672 – – – 2,689
Redeemed ............................................
(4,346) (553) (76,965) – – (1) (50,217)
Net Increase (Decrease) ..................................
(1,091) (191) (9,521) 6 – – (5,824)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
Total Dividends and Distributions
$ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
Year Ended August 31, 2018
From net investment income ............................... $ (1,822) $ (272) $ (55,759) $ – $ – $ – $ (31,163)
From net realized gain on investments ........................ – – – – – – –
Total Dividends and Distributions ...........................
$ (1,822) $ (272) $ (55,759) $ – $ – $ – $ (31,163)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $89,016 from net investment income.
(c)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $81,362.

Statement of Changes in Net Assets
Principal Funds, Inc.
39
See accompanying notes.
Amounts in thousands EDGE MidCap Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 5,775 $ 6,320
Net realized gain (loss) on investments and foreign currencies .................................................................... 23,950 27,141
Net change in unrealized appreciation/depreciation of investments ................................................................
(13,123) 63,123
Net Increase (Decrease) in Net Assets Resulting from Operations 16,602 96,584
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (35,525) (9,754)
Total Dividends and Distributions (35,525) (9,754)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
40,409 297,499
Total Increase (Decrease) in Net Assets 21,486 384,329
Net Assets
(b)
Beginning of period .................................................................................................................
672,450 288,121
End of period .......................................................................................................................
$ 693,936 $ 672,450
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
(c)
Dollars:
Sold ....................................................................................... $ 5,716 $ 28,623 $ 59,856
Reinvested .................................................................................. – 838 34,677
Redeemed ...................................................................................
(231) (9,696) (79,374)
Net Increase (Decrease) .........................................................................
$ 5,485 $ 19,765 $ 15,159
Shares:
Sold ....................................................................................... 404 2,041 4,222
Reinvested .................................................................................. – 70 2,882
Redeemed ...................................................................................
(16) (693) (5,670)
Net Increase (Decrease) .........................................................................
388 1,418 1,434
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... N/A $ 15,926 $ 321,905
Reinvested .................................................................................. N/A 91 9,662
Redeemed ...................................................................................
N/A (3,720) (46,365)
Net Increase (Decrease) .........................................................................
N/A $ 12,297 $ 285,202
Shares:
Sold ....................................................................................... N/A 1,110 23,713
Reinvested .................................................................................. N/A 6 697
Redeemed ...................................................................................
N/A (253) (3,244)
Net Increase (Decrease) .........................................................................
N/A 863 21,166
Distributions:
Year Ended August 31, 2019
(c)
From net investment income and net realized gain on investments ........................................... $ – $ (848) $ (34,677)
Total Dividends and Distributions
$ – $ (848) $ (34,677)
Year Ended August 31, 2018
From net investment income ...................................................................... N/A $ – $ (2,352)
From net realized gain on investments ............................................................... N/A (92) (7,310)
Total Dividends and Distributions ..................................................................
N/A $ (92) $ (9,662)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $2,352 from net investment income and $7,402 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $5,996.
(c)
Period from December 31, 2018, date operations commenced, through August 31, 2019 for Class A shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
40
See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 43,879 $ 37,517
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements ... 18,329 55,156
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, options and swaptions, short sales, swap agreements and translation of assets & liabilities in foreign currencies .........................................
(35,874) (57,390)
Net Increase (Decrease) in Net Assets Resulting from Operations 26,334 35,283
Dividends and Distributions to Shareholders
(b)
From net investment income and net realized gain on investments ................................................................ (133,695) (78,624)
From tax return of capital ...........................................................................................................
(6,481) –
Total Dividends and Distributions (140,176) (78,624)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,182,738) (170,960)
Total Increase (Decrease) in Net Assets (1,296,580) (214,301)
Net Assets
(c)
Beginning of period .................................................................................................................
2,635,536 2,849,837
End of period .......................................................................................................................
$ 1,338,956 $ 2,635,536
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 7,989 $ 1,840 $ 218,661 $ 144,584
Reinvested ........................................................................ 2,674 1,564 30,856 76,963
Redeemed .........................................................................
(30,774) (16,484) (514,828) (1,105,783)
Net Increase (Decrease) ...............................................................
$ (20,111) $ (13,080) $ (265,311) $ (884,236)
Shares:
Sold ............................................................................. 765 184 20,784 13,702
Reinvested ........................................................................ 263 159 3,002 7,494
Redeemed .........................................................................
(2,925) (1,611) (48,573) (103,991)
Net Increase (Decrease) ...............................................................
(1,897) (1,268) (24,787) (82,795)
Year Ended August 31, 2018
Dollars:
Sold ............................................................................. $ 10,909 $ 5,706 $ 423,848 $ 675,478
Reinvested ........................................................................ 1,708 911 20,196 39,054
Redeemed .........................................................................
(60,470) (12,442) (831,305) (444,553)
Net Increase (Decrease) ...............................................................
$ (47,853) $ (5,825) $ (387,261) $ 269,979
Shares:
Sold ............................................................................. 973 524 37,345 59,936
Reinvested ........................................................................ 152 83 1,777 3,438
Redeemed .........................................................................
(5,367) (1,147) (73,773) (38,940)
Net Increase (Decrease) ...............................................................
(4,242) (540) (34,651) 24,434
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (2,794) $ (1,679) $ (35,416) $ (93,806)
From tax return of capital .............................................................. (150) (104) (1,732) (4,495)
Total Dividends and Distributions
$ (2,944) $ (1,783) $ (37,148) $ (98,301)
Year Ended August 31, 2018
From net investment income ............................................................ $ (341) $ – $ (8,872) $ (12,403)
From net realized gain on investments ..................................................... (1,514) (1,018) (23,503) (30,973)
Total Dividends and Distributions ........................................................
$ (1,855) $ (1,018) $ (32,375) $ (43,376)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $21,616 from net investment income and $57,008 from net realized gain on investments.
(c)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $(6,665).

Statement of Changes in Net Assets
Principal Funds, Inc.
41
See accompanying notes.
Amounts in thousands Global Opportunities Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 1,069 $ 11,451
Net realized gain (loss) on investments and foreign currencies .................................................................... 53,430 102,809
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(82,742) (31,365)
Net Increase (Decrease) in Net Assets Resulting from Operations (28,243) 82,895
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (16,851) (91,703)
Total Dividends and Distributions (16,851) (91,703)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(669,294) (214,355)
Total Increase (Decrease) in Net Assets (714,388) (223,163)
Net Assets
(b)
Beginning of period .................................................................................................................
730,247 953,410
End of period .......................................................................................................................
$ 15,859 $ 730,247
Class A Class C Institutional
Capital Share Transactions:
Year Ended August 31, 2019
(c)
Dollars:
Sold ....................................................................................... $ 2,751 $ 85 $ 3,759
Reinvested .................................................................................. 4,152 1,705 10,934
Redeemed ...................................................................................
(1,534) (2,181) (688,965)
Net Increase (Decrease) .........................................................................
$ 5,369 $ (391) $ (674,272)
Shares:
Sold ....................................................................................... 720 9 614
Reinvested .................................................................................. 975 410 2,474
Redeemed ...................................................................................
(371) (600) (55,740)
Net Increase (Decrease) .........................................................................
1,324 (181) (52,652)
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... $ 1,274 $ 623 $ 23,452
Reinvested .................................................................................. 462 181 91,053
Redeemed ...................................................................................
(1,162) (360) (329,878)
Net Increase (Decrease) .........................................................................
$ 574 $ 444 $ (215,373)
Shares:
Sold ....................................................................................... 100 49 1,805
Reinvested .................................................................................. 36 14 7,095
Redeemed ...................................................................................
(91) (28) (25,693)
Net Increase (Decrease) .........................................................................
45 35 (16,793)
Distributions:
Year Ended August 31, 2019
(c)
From net investment income and net realized gain on investments ........................................... $ (4,183) $ (1,734) $ (10,934)
Total Dividends and Distributions
$ (4,183) $ (1,734) $ (10,934)
Year Ended August 31, 2018
From net investment income ...................................................................... $ (122) $ (39) $ (27,801)
From net realized gain on investments ............................................................... (345) (144) (63,252)
Total Dividends and Distributions ..................................................................
$ (467) $ (183) $ (91,053)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $27,962 from net investment income and $63,741 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $8,008.
(c)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
42
See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 11,883 $ 10,871
Net realized gain (loss) on investments and foreign currencies .................................................................... (12,951) 81,585
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(71,249) (23,976)
Net Increase (Decrease) in Net Assets Resulting from Operations (72,317) 68,480
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (68,970) (50,319)
Total Dividends and Distributions (68,970) (50,319)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
36,815 (25,827)
Total Increase (Decrease) in Net Assets (104,472) (7,666)
Net Assets
(b)
Beginning of period .................................................................................................................
1,000,009 1,007,675
End of period .......................................................................................................................
$ 895,537 $ 1,000,009
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 1,204 $ 29,069 $ 119,409
Reinvested .................................................................................. 345 1,694 66,930
Redeemed ...................................................................................
(1,244) (11,622) (168,970)
Net Increase (Decrease) .........................................................................
$ 305 $ 19,141 $ 17,369
Shares:
Sold ....................................................................................... 114 2,786 11,482
Reinvested .................................................................................. 38 183 7,182
Redeemed ...................................................................................
(120) (1,110) (15,927)
Net Increase (Decrease) .........................................................................
32 1,859 2,737
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... $ 4,191 $ 17,713 $ 98,299
Reinvested .................................................................................. 169 131 50,019
Redeemed ...................................................................................
(1,794) (1,256) (193,299)
Net Increase (Decrease) .........................................................................
$ 2,566 $ 16,588 $ (44,981)
Shares:
Sold ....................................................................................... 330 1,398 7,710
Reinvested .................................................................................. 13 10 3,938
Redeemed ...................................................................................
(143) (99) (15,177)
Net Increase (Decrease) .........................................................................
200 1,309 (3,529)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (346) $ (1,694) $ (66,930)
Total Dividends and Distributions
$ (346) $ (1,694) $ (66,930)
Year Ended August 31, 2018
From net investment income ...................................................................... $ (61) $ (54) $ (20,828)
From net realized gain on investments ............................................................... (108) (77) (29,191)
Total Dividends and Distributions ..................................................................
$ (169) $ (131) $ (50,019)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $20,943 from net investment income and $29,376 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $4,325.

Statement of Changes in Net Assets
Principal Funds, Inc.
43
See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 4,766 $ 4,737
Net realized gain (loss) on investments ............................................................................................ 988 347
Net change in unrealized appreciation/depreciation of investments ................................................................
6,188 (1,172)
Net Increase (Decrease) in Net Assets Resulting from Operations 11,942 3,912
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (4,560) (4,520)
Total Dividends and Distributions (4,560) (4,520)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
19,255 (6,997)
Total Increase (Decrease) in Net Assets 26,637 (7,605)
Net Assets
(b)
Beginning of period .................................................................................................................
109,251 116,856
End of period .......................................................................................................................
$ 135,888 $ 109,251
Class A Class C Institutional
Capital Share Transactions:
Year Ended August 31, 2019
(c)
Dollars:
Sold ....................................................................................... $ 24,545 $ 883 $ 37,477
Reinvested .................................................................................. 1,776 75 2,655
Redeemed ...................................................................................
(22,216) (8,001) (17,939)
Net Increase (Decrease) .........................................................................
$ 4,105 $ (7,043) $ 22,193
Shares:
Sold ....................................................................................... 2,304 85 3,501
Reinvested .................................................................................. 165 7 247
Redeemed ...................................................................................
(2,096) (764) (1,686)
Net Increase (Decrease) .........................................................................
373 (672) 2,062
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... $ 21,672 $ 1,380 $ 20,858
Reinvested .................................................................................. 1,592 220 2,599
Redeemed ...................................................................................
(17,142) (8,759) (29,417)
Net Increase (Decrease) .........................................................................
$ 6,122 $ (7,159) $ (5,960)
Shares:
Sold ....................................................................................... 2,039 130 1,961
Reinvested .................................................................................. 150 21 245
Redeemed ...................................................................................
(1,613) (822) (2,775)
Net Increase (Decrease) .........................................................................
576 (671) (569)
Distributions:
Year Ended August 31, 2019
(c)
From net investment income and net realized gain on investments ........................................... $ (1,815) $ (86) $ (2,659)
Total Dividends and Distributions
$ (1,815) $ (86) $ (2,659)
Year Ended August 31, 2018
From net investment income ...................................................................... $ (1,638) $ (277) $ (2,605)
From net realized gain on investments ............................................................... – – –
Total Dividends and Distributions ..................................................................
$ (1,638) $ (277) $ (2,605)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $4,520 from net investment income.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $428.
(c)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
44
See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 16,401 $ 8,488
Net realized gain (loss) on investments and foreign currencies .................................................................... (10,377) 67,253
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(29,387) (91,726)
Net Increase (Decrease) in Net Assets Resulting from Operations (23,363) (15,985)
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (8,633) (6,798)
Total Dividends and Distributions (8,633) (6,798)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
488,958 (39,350)
Total Increase (Decrease) in Net Assets 456,962 (62,133)
Net Assets
(b)
Beginning of period .................................................................................................................
639,262 701,395
End of period .......................................................................................................................
$ 1,096,224 $ 639,262
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 2,340 $ 3,112 $ 633,844
Reinvested .................................................................................. 23 163 8,447
Redeemed ...................................................................................
(3,889) (2,846) (152,236)
Net Increase (Decrease) .........................................................................
$ (1,526) $ 429 $ 490,055
Shares:
Sold ....................................................................................... 218 302 61,048
Reinvested .................................................................................. 2 18 913
Redeemed ...................................................................................
(378) (279) (14,468)
Net Increase (Decrease) .........................................................................
(158) 41 47,493
Year Ended August 31, 2018
Dollars:
Sold ....................................................................................... $ 7,031 $ 15,610 $ 95,283
Reinvested .................................................................................. 15 394 6,389
Redeemed ...................................................................................
(5,183) (40,679) (118,210)
Net Increase (Decrease) .........................................................................
$ 1,863 $ (24,675) $ (16,538)
Shares:
Sold ....................................................................................... 544 1,262 7,719
Reinvested .................................................................................. 1 32 524
Redeemed ...................................................................................
(412) (3,281) (9,526)
Net Increase (Decrease) .........................................................................
133 (1,987) (1,283)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (23) $ (163) $ (8,447)
Total Dividends and Distributions
$ (23) $ (163) $ (8,447)
Year Ended August 31, 2018
From net investment income ...................................................................... $ (15) $ (394) $ (6,389)
From net realized gain on investments ............................................................... – – –
Total Dividends and Distributions ..................................................................
$ (15) $ (394) $ (6,389)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $6,798 from net investment income.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $7,809.

Statement of Changes in Net Assets
Principal Funds, Inc.
45
See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 49,488 $ 65,715
Net realized gain (loss) on investments and foreign currencies .................................................................... 28,853 328,112
Net change in unrealized appreciation/depreciation of investments ................................................................
(315,957) 13,347
Net Increase (Decrease) in Net Assets Resulting from Operations (237,616) 407,174
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (339,924) (184,407)
Total Dividends and Distributions (339,924) (184,407)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(102,705) (577,323)
Total Increase (Decrease) in Net Assets (680,245) (354,556)
Net Assets
(b)
Beginning of period .................................................................................................................
2,846,777 3,201,333
End of period .......................................................................................................................
$ 2,166,532 $ 2,846,777
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 24,473 $ 4,750 $ 537,749 $ 3,442
Reinvested ........................................................................ 23,194 18,221 278,193 1,262
Redeemed .........................................................................
(72,982) (40,777) (878,313) (1,917)
Net Increase (Decrease) ...............................................................
$ (25,315) $ (17,806) $ (62,371) $ 2,787
Shares:
Sold ............................................................................. 1,718 342 37,161 216
Reinvested ........................................................................ 1,793 1,433 21,335 97
Redeemed .........................................................................
(4,985) (2,893) (60,592) (134)
Net Increase (Decrease) ...............................................................
(1,474) (1,118) (2,096) 179
Year Ended August 31, 2018
Dollars:
Sold ............................................................................. $ 31,227 $ 5,894 $ 629,125 $ 4,252
Reinvested ........................................................................ 11,790 8,201 134,249 20,721
Redeemed .........................................................................
(77,617) (34,533) (657,937) (652,695)
Net Increase (Decrease) ...............................................................
$ (34,600) $ (20,438) $ 105,437 $ (627,722)
Shares:
Sold ............................................................................. 1,810 345 36,386 245
Reinvested ........................................................................ 689 484 7,815 1,206
Redeemed .........................................................................
(4,516) (2,029) (38,208) (37,647)
Net Increase (Decrease) ...............................................................
(2,017) (1,200) 5,993 (36,196)
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (24,423) $ (19,618) $ (294,621) $ (1,262)
Total Dividends and Distributions
$ (24,423) $ (19,618) $ (294,621) $ (1,262)
Year Ended August 31, 2018
From net investment income ............................................................ $ (2,730) $ (886) $ (36,012) $ (4,664)
From net realized gain on investments ..................................................... (9,900) (8,056) (106,102) (16,057)
Total Dividends and Distributions ........................................................
$ (12,630) $ (8,942) $ (142,114) $ (20,721)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $44,292 from net investment income and $140,115 from net realized gain on investments.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $23,804.

Statement of Changes in Net Assets
Principal Funds, Inc.
46
See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
(a)
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 271,781 $ 290,460
Net realized gain (loss) on investments, foreign currencies, futures and options and swaptions ................................... 6,927 692
Net change in unrealized appreciation/depreciation of investments and options and swaptions ...................................
119,944 (269,081)
Net Increase (Decrease) in Net Assets Resulting from Operations 398,652 22,071
Dividends and Distributions to Shareholders
(b)
From net investment income and net realized gain on investments ................................................................ (280,911) (294,776)
Total Dividends and Distributions (280,911) (294,776)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(16,517) 46,932
Total Increase (Decrease) in Net Assets 101,224 (225,773)
Net Assets
(c)
Beginning of period .................................................................................................................
5,658,018 5,883,791
End of period .......................................................................................................................
$ 5,759,242 $ 5,658,018
Class A Class C Class J Class T Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ............... $ 312,376 $ 54,286 $ 5,965 N/A $ 1,551,771 $ 146 $ 227 $ 1,045 $ 1,005 $ 1,250 $ 220,416
Reinvested .......... 28,123 19,068 2,182 N/A 128,732 46 46 119 64 138 28,982
Redeemed ...........
(278,909) (245,106) (8,847) N/A (1,470,234) (177) (577) (1,440) (982) (1,254) (364,978)
Net Increase (Decrease) .
$ 61,590 $ (171,752) $ (700) N/A $ 210,269 $ 15 $ (304) $ (276) $ 87 $ 134 $ (115,580)
Shares:
Sold ............... 31,239 5,467 610 N/A 157,894 1 5 23 107 103 125 22,518
Reinvested .......... 2,839 1,935 227 N/A 13,084 5 5 12 6 14 2,952
Redeemed ...........
(28,125) (24,628) (919) N/A (150,781) (18) (59) (146) (101) (129) (37,539)
Net Increase (Decrease) .
5,953 (17,226) (82) N/A 20,197 2 (31) (27) 8 10 (12,069)
Year Ended August 31, 2018
(d)
Dollars:
Sold ............... $ 180,232 $ 53,167 $ 7,380 $ 60 $ 1,180,971 $ 242 $ 400 $ 650 $ 357 $ 1,858 $ 554,564
Reinvested .......... 29,843 22,645 2,498 3 131,282 52 50 117 65 184 27,338
Redeemed ...........
(255,400) (163,746) (13,464) (70) (1,641,490) (567) (339) (1,007) (380) (2,350) (68,213)
Net Increase (Decrease) .
$ (45,325) $ (87,934) $ (3,586) $ (7) $ (329,237) $ (273) $ 111 $ (240) $ 42 $ (308) $ 513,689
Shares:
Sold ............... 17,465 5,138 730 6 115,105 24 39 64 35 180 55,403
Reinvested .......... 2,906 2,207 250 – 12,872 5 5 11 6 18 2,681
Redeemed ...........
(24,790) (15,942) (1,346) (7) (161,921) (56) (33) (98) (37) (230) (6,701)
Net Increase (Decrease) .
(4,419) (8,597) (366) (1) (33,944) (27) 11 (23) 4 (32) 51,383
Distributions:
Year Ended August 31, 2019
From net investment
income and net realized
gain on investments .... $ (32,317) $ (23,836) $ (2,215) N/A $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)
Total Dividends and
Distributions
$ (32,317) $ (23,836) $ (2,215) N/A $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)
Year Ended August 31, 2018
(d)
From net investment
income ............. $ (32,679) $ (27,558) $ (2,443) $ (3) $ (191,151) $ (50) $ (78) $ (114) $ (63) $ (177) $ (30,570)
From net realized gain on
investments .......... (1,162) (1,199) (88) – (6,560) (2) (3) (4) (2) (7) (863)
Total Dividends and
Distributions .........
$ (33,841) $ (28,757) $ (2,531) $ (3) $ (197,711) $ (52) $ (81) $ (118) $ (65) $ (184) $ (31,433)
(a)
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
(b)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $284,886 from net investment income and $9,890 from net realized gain on investments.
(c)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $45,379.
(d)
Class T shares discontinued operations on August 24, 2018.

Statement of Cash Flows
Principal Funds, Inc.
Year Ended August 31, 2019
47
See accompanying notes.
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 26,334
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ............................................................................... (7,855,141)
Proceeds from sale of investment securities ........................................................................ 8,191,689
Net sales or (purchases) of short term securities ..................................................................... 191,838
Proceeds from ( p ayments on) p urchased o ptions, net .................................................................. (7,794)
Proceeds from ( p ayments on) short sales transactions, net .............................................................. 83,366
Net accretion of bond discounts and amortization of premiums .......................................................... (4,396)
Proceeds from (payments on) OTC swaps, net ...................................................................... (11,945)
Proceeds from ( p ayments on) option and swaption contracts written , net .................................................... 6,861
Change in unrealized depreciation on investments .................................................................... 45,744
Change in unrealized depreciation on OTC swaps .................................................................... 2,027
Change in unrealized depreciation on options and swaptions ............................................................ 2,191
Change in unrealized appreciation on shorts ........................................................................ (10,400)
Net realized gain (loss) from investments .......................................................................... (788)
Net realized gain (loss) from OTC swaps .......................................................................... 6,420
Net realized gain (loss) from options and swaptions .................................................................. (6,992)
Net realized gain (loss) from shorts .............................................................................. (455)
(Increase) decrease in dividends and interest receivable ............................................................... 452
(Increase) decrease in fund shares sold ........................................................................... 782
(Increase) decrease in deposits with counterparty .................................................................... 222,612
(Increase) decrease in investment securities sold .................................................................... 28,239
(Increase) decrease in variation margin on futures, net ................................................................ (437)
(Increase) decrease in variation margin on swaps, net ................................................................. 303
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... (1,622)
Increase (decrease) in dividends and interest on securities sold short ...................................................... 378
Increase (decrease) in fund shares redeemed ........................................................................ (3)
Increase (decrease) in deposits from counterparty .................................................................... (1,436)
Increase (decrease) in investment securities purchased ................................................................ 17,629
Increase (decrease) in foreign currency contracts, net ................................................................. (1,386)
Increase (decrease) in unrealized loss on unfunded loan commitments ..................................................... 3
Net cash provided by operating activities 924,073
Cash Flows from Financing Activities:
Net payments from reverse repurchase agreements ................................................................... 393,846
Proceeds from shares sold ..................................................................................... 373,074
Payment on shares redeemed ................................................................................... (1,667,869)
Dividends and distributions paid to shareholders ..................................................................... (28,119)
Net cash used in financing activities (929,068)
Net increase (decrease) in cash and foreign currency .................................................................. (4,995)
Cash and Foreign Currency:
Beginning of period ......................................................................................... $ 16,158
End of period ..............................................................................................
$ 11,163
Supplemental disclosure of cash flow information:
Reverse repurchase agreement interest paid ........................................................................ $ 10,774
Accrued reverse repurchase agreement interest  ..................................................................... $ 184
Reinvestment of dividends and distributions ....................................................................... $ 112,057

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
48
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Diversified
Real Asset Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Small Company Fund,
Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital
Securities Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class
J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class A and Class C shares.
Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective September 11, 2017, the initial purchase of $10,000 of Class J shares of Blue Chip Fund was made by the Principal Global
Investors, LLC (the “Manager”).
Effective September 29, 2017, Blue Chip Fund acquired all the assets and assumed all the liabilities of LargeCap Growth Fund II, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on September 20, 2017. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 68,251,000 shares from LargeCap Growth Fund II for 23,823,000 shares valued at $484,960,000 of Blue Chip Fund at an approximate exchange rate of .28, .36, .32, .30, .32, .33, .34 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5
classes of shares, respectively. LargeCap Growth Fund II R-1, R-2 and R-3 classes of shares were merged into Blue Chip Fund R-3 class of shares. The investment securities of LargeCap Growth Fund II, with a fair value of approximately $460,792,000 and a cost of $435,339,000 and $24,277,000 cash were the primary assets acquired by Blue Chip Fund on September 29, 2017. For financial reporting purposes, assets received, and shares issued by Blue Chip Fund were recorded at fair value; however, the cost basis of the investments received from
LargeCap Growth Fund II were maintained through the reorganization. The net assets of LargeCap Growth Fund II and Blue Chip Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately
$484,962,000 ($4,594,000 of accumulated realized gain) and $1,774,803,000 ($67,323,000 of accumulated realized gain), respectively. The aggregate net assets of Blue Chip Fund immediately following the acquisition were $2,259,765,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on September 1, 2017, the beginning of the fiscal year for Blue Chip Fund, Blue Chip Fund’s pro forma results of operations for the period ended August 31, 2018, would have been $1,499,000 of net investment income, $635,281,000 of net realized and unrealized gain on investments, and $636,780,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund II that have been included in Blue Chip Fund’s statement of operations since September 29, 2017.
Effective August 24, 2018, Class T shares discontinued operations and were redeemed or liquidated.
Effective December 31, 2018, the initial purchase of $10,000 of Class A shares of EDGE MidCap Fund was made by the Manager.
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Global Opportunities Fund and Opportunistic
Municipal Fund.
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
49
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Certain of the Funds invest in Institutional Class shares of other series of the Fund (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August
31, 2019:
Diversified Real Asset Fund
Euro 7 .2%
Canadian Dollar 5 .1
Euro 7 .2%

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
50
Euro
6.2%
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent
book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Canadian Dollar 5 .1%
Global Multi-Strategy Fund
Global Opportunities Fund
Hong Kong Dollar 7 .0%
Euro 6 .7
Swiss Franc 6 .6
International Small Company Fund
Japanese Yen 25 .3%
Euro 24 .1
British Pound Sterling 15 .8
Canadian Dollar 10 .8
Origin Emerging Markets Fund
Hong Kong Dollar 31 .4%
Brazilian Real 11 .7
New Taiwan Dollar 10 .7
Indian Rupee 6 .9
Small-MidCap Dividend Income Fund
Canadian Dollar 5 .7%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
51
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2019 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries’ investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2019, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. Effective August 17, 2018, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification . The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of August 31, 2019, the Funds have adopted the new amendments.
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2018-13, Fair Value
Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of August 31, 2019, the Funds have adopted the removal and modification of disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of September 1, 2019. The adoption of the ASU is not expected to have a material impact on the financial statements.
Net Assets
Percent of Consolidated Fund’s
Net Assets
DRA Cayman Corporation $373,712 9.86%
GMS Cayman Corporation 10,584 0.79
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
52
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the SEC, the Funds and other registered investment companies managed by the
Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds
Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). There were no outstanding borrowings as of August
31, 2019. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
During the year ended August 31, 2019, F unds lending to the Facility were as follows (amounts in thousands):
During the year ended August 31, 2019, F unds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets.
During the year ended August 31, 2019 , Funds borrowing against the line of credit were as follows (amount in thousands):
The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of August 31, 2019 . There were no outstanding borrowings as of August 31, 2019.
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Blue Chip Fund $6 2.57%
Diversified Real Asset Fund 417 2.93
EDGE MidCap Fund 62 2.93
Global Multi-Strategy Fund 1,373 2.97
Global Opportunities Fund 19 2.56
International Small Company Fund 19 2.99
Origin Emerging Markets Fund 25 3.01
Small-MidCap Dividend Income Fund 111 2.85
Spectrum Preferred and Capital Securities Income Fund 121 2.95
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
Blue Chip Fund $742 2.88%
Diversified Real Asset Fund 123 2.96
Global Opportunities Fund 68 2.81
Opportunistic Municipal Fund 52 2.90
Origin Emerging Markets Fund 228 2.80
Small-MidCap Dividend Income Fund 627 3.04
Spectrum Preferred and Capital Securities Income Fund 3,122 2.95
Average Daily
Borrowing Balance
Weighted Average
Annual Interest Rate
Diversified Real Asset Fund $3 3.55%
Global Multi-Strategy Fund 182 3.45
Global Opportunities Fund 2 3.53
Opportunistic Municipal Fund 2 3.55
Small-MidCap Dividend Income Fund 45 3.53
Spectrum Preferred and Capital Securities Income Fund 54 3.55

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
53
recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Global Multi-Strategy Fund and Spectrum Preferred and Capital Securities Income Fund invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of August 31, 2019, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund
Bank of America NA
Foreign Currency Contracts $ 3 5 $ (57) $ (2 2 )
Total Return Swaps 294
**
— 294
$ 3 29 $ (57) $ 27 2 $ — $ 27 2
Barclays Bank PLC
Foreign Currency Contracts 416 (716) (300)
Purchased Interest Rate Swaptions 1,966 — 1,966
Written Interest Rate Swaptions — (2,19 5 ) (2,19 5 )
$ 2,382 $ (2,9 11 ) $ (52 9 )
$ 300 ^^
$ (229)
BMO Capital Markets
Foreign Currency Contracts — (2) (2)
$ — $ (2) $ (2) $ — $ (2)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
54
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund (continued)
BNP Paribas
Foreign Currency Contracts $ 326 $ (12) $ 314
$ 326 $ (12) $ 314 $ — $ 314
Citigroup Inc
Foreign Currency Contracts 15 (361) (346)
$ 15 $ (361) $ (346) $ — $ (346)
Deutsche Bank AG
Foreign Currency Contracts 297 (42 5 ) (128)
Purchased Interest Rate Swaptions 461 — 461
Purchased Options 25 — 25
Written Interest Rate Swaptions — (1,874) (1,874)
$ 783 $ (2,299) $ (1,516)
$ 105 ^^
$ (1, 411 )
Goldman Sachs & Co
Foreign Currency Contracts 11 (87) (76)
$ 11 $ (87) $ (76) $ — $ (76)
HSBC Securities Inc
Foreign Currency Contracts 678 (83) 59 5
$ 678 $ (83) $ 59 5 $ — $ 59 5
JPMorgan Chase
Foreign Currency Contracts 4, 473 (5, 094 ) (621)
Purchased Interest Rate Swaptions 1,101 — 1,101
Purchased Options 2 — 2
Written Interest Rate Swaptions — (42 1 ) (42 1 )
Written Options — (4 49 ) (4 49 )
$ 5, 576 $ ( 5 , 964 ) $ (388)
$ 388 ^^
$ —
M3 Capital Partners
Total Return Swaps 357
**
— 35 7
$ 357 $ — $ 35 7 $ — $ 35 7
Morgan Stanley & Co
Foreign Currency Contracts 2,53 4 (2, 389 ) 145
Purchased Interest Rate Swaptions 749 — 749
Purchased Options 416 — 416
Written Interest Rate Swaptions — (35 1 ) (35 1 )
Written Options — (75) (75)
$ 3,69 9 $ (2, 815 ) $ 884
$ (690) ^
$ 194
Nomura Securities
Foreign Currency Contracts 1 — 1
$ 1 $ — $ 1 $ — $ 1
Royal Bank of Scotland
Foreign Currency Contracts 4 (13) (9)
$ 4 $ (13) $ (9) $ — $ (9)
Societe Generale
Total Return Swaps 96
**
— 9 6
$ 96 $ — $ 9 6 $ — $ 9 6
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 38 (39) (1)
$ 38 $ (39) $ (1) $ — $ (1)
Toronto Dominion Bank
Foreign Currency Contracts 2,312 (2,146) 166
Written Options — (51) (51)
$ 2, 312 $ (2,1 97 ) $ 1 15
$ (1 15 ) ^
$ —
UBS AG
Foreign Currency Contracts 1 (1 5 ) (14)
$ 1 $ (1 5 ) $ (14) $ — $ (14)
Total OTC $ 16, 608 $ (1 6,855 ) $ (247) $ — $ (2 47 )
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 9,9 79 (6,47 2 ) 3,50 7
Interest Rate Swaps 29 7 (247) 50
Purchased Interest Rate Swaptions 1,191 — 1,191
Purchased Options 14 — 14
Written Interest Rate Swaptions — (755) (755)
Written Options — (36) (36)
$ 11,48 1 $ (7,51 0 ) $ 3,9 71
$ (750) ^
$ 3, 221
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
55
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Global Multi-Strategy Fund (continued)
Bank of New York Mellon
Foreign Currency Contracts $ 2,86 4 $ (1, 674 ) $ 1,1 90
$ 2,86 4 $ (1, 674 ) $ 1,1 90 $ — $ 1,1 90
Barclays Bank PLC
Foreign Currency Contracts 3,40 7 (4,1 58 ) (75 1 )
Interest Rate Swaps 6 (389) (383)
Purchased Options 165 — 165
Written Options — (260) (260)
$ 3,57 8 $ (4,8 07 ) $ (1,2 29 )
$ 1,229 ^^
$ —
BNP Paribas
Foreign Currency Contracts 389 — 389
$ 389 $ — $ 389 $ — $ 389
Citigroup Inc
Credit Default Swaps 482 — 482
Foreign Currency Contracts 170 (27 9 ) (10 9 )
Purchased Options 404 — 404
Written Options — (223) (223)
$ 1,05 6 $ (50 2 ) $ 55 4
$ (229) ^
$ 325
Credit Agricole
Foreign Currency Contracts — (12) (12)
$ — $ (12) $ (12) $ — $ (12)
Credit Suisse
Foreign Currency Contracts 75 — 75
$ 75 $ — $ 75 $ — $ 75
Deutsche Bank AG
Foreign Currency Contracts 17 (20) (3)
Purchased Options 335 — 335
Written Options — (212) (212)
$ 352 $ (232) $ 1 20 $ — $ 1 20
Goldman Sachs & Co
Credit Default Swaps 1,099 (655) 444
Equity Basket Swaps 15 4 (26 1 ) (10 7 )
Foreign Currency Contracts 188 (208) (20)
Purchased Options 25 8 — 25 8
Total Return Swaps — (24 5 ) (24 5 )
Written Options — (273) (273)
$ 1, 699 $ (1,64 2 ) $ 5 7 $ — $ 5 7
HSBC Securities Inc
Foreign Currency Contracts 1,688 (1,40 3 ) 28 5
Total Return Swaps 377 — 37 7
$ 2, 065 $ (1,4 03 ) $ 662 $ — $ 662
JPMorgan Chase
Foreign Currency Contracts 1,89 7 (1,472) 42 5
Purchased Options 69 — 69
Written Options — (47) (47)
$ 1,96 6 $ (1,519) $ 44 7 $ — $ 44 7
Merrill Lynch
Credit Default Swaps 7 7 — 7 7
Foreign Currency Contracts 15 (15 5 ) (1 40 )
Purchased Options 7 3 — 7 3
$ 16 5 $ (15 5 ) $ 1 0 $ — $ 1 0
Morgan Stanley & Co
Credit Default Swaps 49 (27) 22
Equity Basket Swaps 3,2 27 (58 1 ) 2,64 6
Foreign Currency Contracts 32 7 (55) 272
Interest Rate Swaps 1 (8 5 ) (84)
Purchased Options 246 — 246
Written Options — (109) (109)
$ 3,8 50 $ (8 57 ) $ 2 , 993 $ — $ 2 , 993
National Australia Bank
Foreign Currency Contracts 3 8 — 3 8
$ 3 8 $ — $ 3 8 $ — $ 3 8
Nomura Securities
Purchased Options 1,526 — 1,526
Written Options — (597) (597)
$ 1,526 $ (597) $ 929 $ — $ 929
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
56
Financial Derivative Instrument: Repurchase Agreements and Reverse Repurchase Agreements
Global Multi-Strategy Fund
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC derivatives. Master Securities Forward Transaction Agreements (“MSFTA”) accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and “to-be-announced” (“TBA”)
securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of August 31, 2019, deposits with counterparty were as follows (amounts in thousands):
,
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Global Multi-Strategy Fund (continued)
Standard Chartered Hong Kong
Purchased Options $ 56 8 $ — $ 56 8
Written Options — (118) (118)
$ 56 8 $ (118) $ 4 50 $ — $ 4 50
State Street Financial Global Markets
Foreign Currency Contracts 1 10 — 1 10
$ 1 10 $ — $ 1 10 $ — $ 1 10
UBS AG
Equity Basket Swaps 41 6 — 416
Foreign Currency Contracts 1 5 (13 3 ) (11 8 )
Written Options — (251) (251)
$ 43 1 $ (38 4 ) $ 47 $ — $ 47
Total OTC $ 32,2 13 $ (21,4 1 2) $ 10, 801 $ — $ 10,801
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
**
Contains derivatives owned by the Cayman subsidiary.
^
The counterparty has pledged cash to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^
The fund has pledged cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
Counterparty
Repurchase Agreement
Proceeds to be Received
Payable for Reverse
Repurchase Agreements Net Receivable/(Payable)
Collateral
(Received)/Pledged Net Exposure
Barclays Bank $5,724 $(5,481) $243 $782 $1,025
Merrill Lynch 362,524 (648,617) (286,093) 295,904 —
Repurchase
Agreements
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ — $ 2,99 2 $ 8,651 $ — $ — $ 11,64 3
Global Multi-Strategy Fund 1,372 20 , 325 37,617 2,320 161,355 222, 989
Spectrum Preferred and Capital Securities
Income Fund — 4,549 — — — 4,549
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
57
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2019, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the
“floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the floating rate notes issued as of August 31, 2019 was $5,428,000. The average outstanding balance for the liability during the year ended August 31, 2019 was $6,017,000 at a weighted average annual interest rate of 2.27%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments.
Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price.
If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ISDA (OTC
Derivatives)
Total
Deposits from
Counterparty
Diversified Real Asset Fund $ 1,480 $ 1,480
Global Multi-Strategy Fund 1,208 1,208
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
58
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the year, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital Securities
Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
59
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.
While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the reverse repurchase agreements payable is categorized as Level 2 within the disclosure hierarchy. The average amount of borrowings outstanding during the period ended August 31, 2019 was $457,504,000 at a weighted average interest rate of 2.355%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of August 31, 2019, the Funds had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Fund Security Type
Remaining
Contractual Tenor
Payable for Reverse
Repurchase Agreement
Global Multi-Strategy Fund Corporate Bonds Overnight and Continuous $ 6,653
U.S. Treasury and Agency Securities Overnight and Continuous 622,173
Corporate Bonds Greater than 90 Days 5,472
Non-U.S. Sovereign Bonds Greater than 90 Days 18,105
U.S. Treasury and Agency Securities Greater than 90 Days 1,695
Gross amount of recognized liabilities for reverse repurchase agreements
$ 654,098
Market Value Collateral Value
Blue Chip Fund $ 427 $ 458
EDGE MidCap Fund 1,001 995
Global Opportunities Fund 125 128
International Small Company Fund 19,052 19,984
Origin Emerging Markets Fund 139 141
Small-MidCap Dividend Income Fund 37,363 39,374
Spectrum Preferred and Capital Securities
Income Fund 14,591 15,032
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
60
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities as applicable.
As of August 31, 2019, the commitments were as follows (amounts in thousands):
Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate
Unfunded Loan Commitment Unrealized gain/loss
Diversified Real Asset Fund $ 536 $ (2)
Global Multi-Strategy Fund 173 (6)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
61
fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2019 for which a fund is the seller of protection are disclosed in the footnotes to the schedules
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
62
of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally, involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of August 31, 2019, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but
Fund
Total Percentage of
Outstanding Shares Owned
Blue Chip Fund 52.94%
Diversified Real Asset Fund 15.38
EDGE MidCap Fund 93.01
Global Multi-Strategy Fund 40.26
International Small Company Fund 91.02
Origin Emerging Markets Fund 57.96
Spectrum Preferred and Capital Securities
Income Fund 7.33
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
63
are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives August 31, 2019 Liability Derivatives August 31, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 12,703
*
Payables, Total distributable earnings (accumulated loss)
$ 8,287
*
Foreign exchange contracts Receivables
$ 11,584
Payables
$ 12,014
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 9,927
*
Payables, Total distributable earnings (accumulated loss)
$ 15,721
*
Total
$ 34,214 $ 36,022
Global Multi-Strategy Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 2,442
*
Payables, Total distributable earnings (accumulated loss)
$ 45
*
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,707
Payables, Total distributable earnings (accumulated loss)
$ 682
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 8,691
*
Payables, Total distributable earnings (accumulated loss)
$ 3,036
*
Foreign exchange contracts Receivables
$ 24,939
*
Payables
$ 18,167
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 5,060
*
Payables, Total distributable earnings (accumulated loss)
$ 10,253
*
Total
$ 42,839 $ 32,183
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,156
Payables, Total distributable earnings (accumulated loss)
$ 4,516
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ (62,648) $ 258
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, and
Options and swaptions/Net change in unrealized
appreciation/(depreciation) of Investments,
Foreign currency contracts, and Options and
swaptions
$ 4,323 $ 546
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (6,274) $ (5,321)
Total $ (64,599) $ (4,517)
Global Multi-Strategy Fund
Commodity contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ (836) $ 1,264
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (939) $ (1,269)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
64
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The
Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures contracts to mitigate interest rate volatility.
The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
August 31, 2019 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Equity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (9,038) $ 8,280
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, Futures
contracts, Options and swaptions, and Swap
agreements/Net change in unrealized appreciation/
(depreciation) of Investments, Foreign currency
contracts, Futures contracts, and Options and
swaptions
$ 10,207 $ 983
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ 8,575 $ (5,838)
Total $ 7,969 $ 3,420
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions/Net change in unrealized appreciation/
(depreciation) of Investments and Options and
swaptions
$ (6,760) $ (72)
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$431,482
Futures - Short
287,441
Total Return Swaps - Receive Floating Rate
235,338
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
887,775
Foreign Currency Contracts - Contracts to Deliver
917,150
Purchased Options
20,614
Written Options
79,189
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
556,953
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
327,085
Futures - Long
90,560
Futures - Short
94,281
Purchased Capped Options
46,306
Purchased Interest Rate Swaptions
179,672
Purchased Options
984
Written Capped Options
45,695
Written Interest Rate Swaptions
681,552
Written Options
790
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
41,697
Futures - Short
55,781
Synthetic Futures - Long
2,777
Synthetic Futures - Short
8,514
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
65
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Contract Type Derivative Type Average Notional
Global Multi-Strategy Fund (continued)
Credit Contracts
Credit Default Swaps – Buy Protection
$75,542
Credit Default Swaps – Sell Protection
5,550
Exchange Cleared Credit Default Swaps – Buy Protection
29,437
Exchange Cleared Credit Default Swaps – Sell Protection
5,674
Equity Contracts
Futures - Long
86,103
Futures - Short
186,745
Purchased Options
385
Synthetic Futures - Long
3,101
Synthetic Futures - Short
4,703
Total Return Equity Basket Swaps
387,903
Total Return Swaps – Pay Floating Rate
3,053
Total Return Swaps – Receive Floating Rate
5,325
Written Options
301
Foreign Exchange Contracts
Currency Swaps - Contracts to Accept
6,055
Currency Swaps - Contracts to Deliver
6,065
Foreign Currency Contracts - Contracts to Accept
921,776
Foreign Currency Contracts - Contracts to Deliver
1,211,398
Futures - Long
4,449
Futures - Short
5,541
Purchased Options
231,260
Written Options
108,850
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
263,229
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
302,613
Futures - Long
1,181,194
Futures - Short
623,188
Interest Rate Swaps - Pay Floating Rate
33,468
Interest Rate Swaps - Receive Floating Rate
32,083
Purchased Interest Rate Swaptions
63,027
Purchased Options
6,885
Synthetic Futures - Long
34,536
Synthetic Futures - Short
60,372
Total Return Swaps – Pay Floating Rate
16,147
Total Return Swaps – Receive Floating Rate
17,761
Written Interest Rate Swaptions
33,560
Written Options
6,693
Spectrum Preferred and Capital
Securities Income Fund
Interest Rate Contracts
Futures - Long
72,234
Futures - Short 48,827
Purchased Options
5,885
Written Options
5,673
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
66
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
67
The following is a summary of the inputs used as of August 31, 2019 in valuing the Funds' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 4,318,268 $ — $ — $ 4,318,268
Investment Companies 14,968 — — 14,968
Total investments in securities $ 4,333,236 $ — $ — $ 4,333,236
Diversified Real Asset Fund
Bonds* — 439,551 — 439,551
Commodity Indexed Structured Notes* — 17,013 — 17,013
Common Stocks
Basic Materials 169,853 169,252 — 339,105
Communications 5,983 1,966 20 7,969
Consumer, Cyclical 18,072 9,809 33 27,914
Consumer, Non-cyclical 46,945 77,321 42 124,308
Energy 415,481 127,365 — 542,846
Financial 229,243 139,402 — 368,645
Industrial 95,462 83,292 165 178,919
Technology 7,086 — — 7,086
Utilities 190,762 221,826 — 412,588
Convertible Bonds* — 278 — 278
Investment Companies 125,465 — — 125,465
Senior Floating Rate Interests* — 534,810 — 534,810
U.S. Government & Government Agency Obligations* — 677,641 — 677,641
Purchased Interest Rate Swaptions — 4,277 — 4,277
Purchased Capped Options — 20 — 20
Purchased Options 229 443 — 672
Total investments in securities $ 1,304,581 $ 2,504,266 $ 260 $ 3,809,107
Assets
Commodity Contracts
Futures** 11,956 — — 11,956
Total Return Swaps — 747 — 747
Foreign Exchange Contracts
Foreign Currency Contracts — 11,141 — 11,141
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 5,382 — 5,382
Futures** 19 — — 19
Liabilities
Commodity Contracts
Futures** (8,287) — — (8,287)
Foreign Exchange Contracts
Foreign Currency Contracts — (11,439) — (11,439)
Written Options — (575) — (575)
Interest Rate Contracts
Capped Options — (21) — (21)
Exchange Cleared Interest Rate Swaps** — (8,446) — (8,446)
Futures** (2,230) — — (2,230)
Interest Rate Swaptions — (4,841) — (4,841)
Written Options (183) — — (183)
EDGE MidCap Fund
Common Stocks
Basic Materials 31,649 — — 31,649
Communications 5,219 7,755 — 12,974
Consumer, Cyclical 95,484 — — 95,484
Consumer, Non-cyclical 100,417 — — 100,417
Energy 24,837 — — 24,837
Financial 147,334 — — 147,334
Industrial 129,146 — — 129,146
Technology 90,956 — — 90,956
Utilities 41,739 — — 41,739
Investment Companies 20,938 — — 20,938
Total investments in securities $ 687,719 $ 7,755 $ — $ 695,474
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
68
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Bonds* $ — $ 457,046 $ 999 $ 458,045
Common Stocks
Basic Materials 15,057 23,526 — 38,583
Communications 42,701 16,672 332 59,705
Consumer, Cyclical 42,760 24,839 26 67,625
Consumer, Non-cyclical 80,693 31,481 — 112,174
Diversified 54 648 — 702
Energy 15,816 5,693 — 21,509
Financial 59,592 27,558 2,443 89,593
Industrial 42,806 29,520 — 72,326
Technology 49,638 12,124 338 62,100
Utilities 4,505 4,923 — 9,428
Convertible Bonds* — 17,137 — 17,137
Convertible Preferred Stocks
Communications — — 221 221
Consumer, Cyclical — — 58 58
Consumer, Non-cyclical 700 — — 700
Energy — 177 — 177
Investment Companies 163,240 11,159 — 174,399
Municipal Bonds* — 636 — 636
Preferred Stocks
Basic Materials — 106 — 106
Communications — — 3 3
Consumer, Cyclical — 1,032 — 1,032
Financial 147 — 903 1,050
Industrial — — — —
Technology — — 144 144
Repurchase Agreements* — 368,248 — 368,248
Senior Floating Rate Interests* — 83,914 — 83,914
U.S. Government & Government Agency Obligations* — 804,176 — 804,176
Purchased Interest Rate Swaptions — 1,191 — 1,191
Purchased Options 2,700 3,658 — 6,358
Total investments in securities $ 520,409 $ 1,925,464 $ 5,467 $ 2,451,340
Short Sales
Bonds — (37,677) — (37,677)
Common Stocks
Basic Materials (7,435) (7,636) — (15,071)
Communications (8,093) (4,808) — (12,901)
Consumer, Cyclical (11,070) (11,157) — (22,227)
Consumer, Non-cyclical (25,727) (9,120) — (34,847)
Diversified — (446) — (446)
Energy (11,441) (607) — (12,048)
Financial (16,746) (11,145) — (27,891)
Industrial (17,697) (15,180) — (32,877)
Technology (11,683) (2,639) — (14,322)
Utilities (19,691) (3,306) — (22,997)
Investment Companies (1,097) — — (1,097)
U.S. Government & Government Agency Obligations — (428,657) — (428,657)
Total Short Sales $ (130,680) $ (532,378) $ — $ (663,058)
Reverse Repurchase Agreements $  — $  (654,098) $  — $  (654,098)
Assets
Credit Contracts
Credit Default Swaps — 1,707 — 1,707
Commodity Contracts
Futures** 2,442 — — 2,442
Equity Contracts
Futures** 2,472 — — $ 2,472
Total Return Equity Basket Swaps — 3,797 — 3,797
Foreign Exchange Contracts
Foreign Currency Contracts — 21,179 — 21,179
Futures** 102 — — 102
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 430 — 430
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
69
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Futures** $ 2,480 $ — $ — $ 2,480
Interest Rate Swaps — 304 — 304
Total Return Swaps — 377 — 377
Liabilities
Credit Contracts
Credit Default Swaps — (682) — (682)
Commodity Contracts
Futures** (45) — — (45)
Equity Contracts
Futures** (861) — — (861)
Total Return Swaps — (245) — (245)
Total Return Equity Basket Swaps — (842) — (842)
Written Options (1,088) — — (1,088)
Foreign Exchange Contracts
Foreign Currency Contracts — (16,041) — (16,041)
Written Options — (2,126) — (2,126)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (6,666) — (6,666)
Futures** (1,727) — — (1,727)
Interest Rate Swaps — (721) — (721)
Interest Rate Swaptions — (755) — (755)
Written Options (384) — — (384)
Global Opportunities Fund
Common Stocks
Basic Materials 184 — — 184
Communications 1,857 566 — 2,423
Consumer, Cyclical 717 1,063 — 1,780
Consumer, Non-cyclical 1,793 1,441 — 3,234
Energy 848 489 — 1,337
Financial 2,023 1,200 — 3,223
Industrial 752 485 — 1,237
Technology 841 397 — 1,238
Utilities 163 163 — 326
Investment Companies 156 — — 156
Total investments in securities $ 9,334 $ 5,804 $ — $ 15,138
International Small Company Fund
Common Stocks
Basic Materials 19,362 40,071 — 59,433
Communications — 46,332 — 46,332
Consumer, Cyclical 9,267 130,550 — 139,817
Consumer, Non-cyclical 12,893 132,244 — 145,137
Energy 13,221 21,537 — 34,758
Financial 14,940 198,837 — 213,777
Industrial 19,018 127,509 — 146,527
Technology 12,518 49,400 — 61,918
Utilities 5,753 19,249 — 25,002
Investment Companies 40,279 — — 40,279
Total investments in securities $ 147,251 $ 765,729 $ — $ 912,980
Opportunistic Municipal Fund
Investment Companies 2,177 — — 2,177
Municipal Bonds* — 140,222 — 140,222
Total investments in securities $ 2,177 $ 140,222 $ — $ 142,399
Origin Emerging Markets Fund
Common Stocks
Basic Materials 33,603 32,657 — 66,260
Communications 62,985 57,544 — 120,529
Consumer, Cyclical 16,229 63,168 — 79,397
Consumer, Non-cyclical 44,409 49,391 — 93,800
Energy 2,945 56,370 — 59,315
Financial 56,895 186,597 — 243,492
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
70
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each fund's average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Origin Emerging Markets Fund
Industrial $ 5,178 $ 99,384 $ — $ 104,562
Technology 111,592 114,529 — 226,121
Utilities — 47,504 — 47,504
Investment Companies 40,776 — — 40,776
Preferred Stocks 13,501 — — 13,501
Total investments in securities $ 388,113 $ 707,144 $ — $ 1,095,257
Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials 120,152 — — 120,152
Consumer, Cyclical 304,728 — — 304,728
Consumer, Non-cyclical 179,388 — — 179,388
Energy 120,477 — — 120,477
Financial 790,263 19,061 — 809,324
Government 23,669 — — 23,669
Industrial 278,133 — — 278,133
Technology 164,219 — — 164,219
Utilities 136,061 — — 136,061
Investment Companies 67,292 — — 67,292
Total investments in securities $ 2,184,382 $ 19,061 $ — $ 2,203,443
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 4,497,971 — 4,497,971
Convertible Preferred Stocks
Financial — 39,255 — 39,255
Investment Companies 106,602 — — 106,602
Preferred Stocks
Communications 33,894 125,610 — 159,504
Consumer, Non-cyclical — 24,830 — 24,830
Energy 13,709 — — 13,709
Financial 553,069 41,255 — 594,324
Government 7,020 61,039 — 68,059
Industrial 27,703 — — 27,703
Utilities 143,787 26,769 — 170,556
Purchased Options 1,156 — — 1,156
Total investments in securities $ 886,940 $ 4,816,729 $ — $ 5,703,669
Liabilities
Interest Rate Contracts
Written Options (4,516) — — (4,516)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
EDGE MidCap Fund .75% .73% .71% .70%
Global Opportunities Fund .85 .83 .81 .80
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Origin Emerging Markets Fund 1.20 1.18 1.16 1.15
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
71
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:
* Prior to November 1, 2018, the contractual limit was .81%.
** Prior to December 31, 2018, the contractual limit was .90% and .62% for Class A and Institutional, respectively.
^ From December 31, 2018 (date operations commenced for A shares) to February 28, 2019, the contractual limit was 1.20%.
^^Prior to March 1, 2019, the contractual limit was .90%.
# Prior to December 31, 2018, the contractual limit was 1.75% and 1.25% for Class A and Institutional, respectively.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
* Prior to December 31, 2018, the contractual limit was .02%.
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Blue Chip Fund .70% .68% .66% .65% .64% .63%
Diversified Real Asset Fund .85 .83 .81 .80 .79 .78
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Small-MidCap Dividend Income Fund .80 .78 .76 .75 .74 .73
Spectrum Preferred and Capital Securities Income Fund .75 .73 .71 .70 .69 .68
Period from September 1, 2018 through August 31, 2019
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66%* December 30, 2019
Diversified Real Asset Fund
1.22% 1.97% .85 December 30, 2019
EDGE MidCap Fund
1.10^ N/A .77^^ December 30, 2020
Global Multi-Strategy Fund
N/A 2.75 1.63 December 30, 2019
Global Opportunities Fund
1.50 N/A .85 December 30, 2019
International Small Company Fund
1.60 N/A 1.20 December 30, 2019
Opportunistic Municipal Fund
.84** N/A .56** December 30, 2019
Origin Emerging Markets Fund
1.60# N/A 1.20# December 30, 2019
Small-MidCap Dividend Income Fund
1.13 1.88 .86 December 30, 2019
Spectrum Preferred and Capital Securities
Income Fund
N/A N/A .81 December 30, 2019
Period from September 1, 2018 through August 31, 2019
R-6 Expiration
Blue Chip Fund .01% December 30, 2019
Diversified Real Asset Fund .02 December 30, 2019
EDGE MidCap Fund .02 December 30, 2020
Global Multi-Strategy Fund .02 December 30, 2019
International Small Company Fund .04* December 30, 2019
Origin Emerging Markets Fund .04* December 30, 2019
Small-MidCap Dividend Income Fund .02 December 30, 2019
Spectrum Preferred and Capital Securities Income
Fund
.02 December 30, 2019
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
72
In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees. The expense limit will reduce the Funds’ management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
^ Prior to November 1, 2018, there was no contractual limit.
* Prior to December 31, 2018, there was no contractual limit.
#Prior to March 1, 2019, there was no contractual limit.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and
Spectrum Preferred and Capital Securities Income Fund and 5.50% for Blue Chip Fund, EDGE MidCap Fund, Global Opportunities Fund,
International Small Company Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the year ended August 31, 2019, were as follows (amounts in thousands):
Effective January 22, 2019, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Expiration
Blue Chip Fund .10%^ December 30, 2020
Diversified Real Asset Fund .03 December 30, 2019
Edge MidCap Fund .10# December 30, 2020
Global Multi-Strategy Fund .04 December 30, 2019
Opportunistic Municipal Fund .06* December 30, 2020
Origin Emerging Markets Fund .15* December 30, 2020
Class A Class C Class J
Blue Chip Fund $ 556 $ 21 $ 7
Diversified Real Asset Fund 11 1 N/A
EDGE MidCap Fund 23 N/A N/A
Global Multi-Strategy Fund 5 3 N/A
Global Opportunities Fund 9 1 N/A
International Small Company Fund 6 N/A N/A
Opportunistic Municipal Fund 15 — N/A
Origin Emerging Markets Fund 4 N/A N/A
Small-MidCap Dividend Income Fund 46 5 N/A
Spectrum Preferred and Capital Securities Income Fund 157 31 1
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
73
Affiliated Ownership. At August 31, 2019, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $72,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2019 .
6. Capital Share Transactions
The following table reflects the conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class
C shares and dollars redeemed and Class A dollars sold) for the year ended August 31, 2019 (amounts in thousands).
7. Investment Transactions
For the year ended August 31, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended August 31, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Blue Chip Fund – – – 553 N/A N/A – – – 26,602
Diversified Real Asset Fund – – N/A 102 N/A N/A 1 1 1 13,962
EDGE MidCap Fund – N/A N/A 54 N/A N/A N/A N/A N/A —
Global Multi-Strategy Fund – – N/A 42 N/A N/A N/A N/A N/A 1,416
Global Opportunities Fund – N/A N/A 1,886 N/A N/A N/A N/A N/A N/A
International Small Company Fund – N/A N/A 173 N/A N/A N/A N/A N/A 571
Opportunistic Municipal Fund – N/A N/A 50 N/A N/A N/A N/A N/A N/A
Origin Emerging Markets Fund – N/A N/A – N/A N/A N/A N/A N/A 36,638
Small-MidCap Dividend Income Fund – – N/A 54 N/A N/A N/A N/A N/A 348
Spectrum Preferred and Capital Securities
Income Fund – – – – – – – – – 5,295
Shares Dollars
Global Opportunities Fund 568 $1,887
Opportunistic Municipal Fund 670 7,020
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,203,349 $ 571,686 $ — $ —
Diversified Real Asset Fund 2,0 04 , 339 2,0 77 , 245 — —
EDGE MidCap Fund 128,745 125,560 — —
Global Multi-Strategy Fund 3,4 89 , 197 4,24 4 , 986 1,363,567 1,211,345
Global Opportunities Fund 55,948 725,109 — —
International Small Company Fund 407,288 438,693 — —
Opportunistic Municipal Fund 94,874 76,265 — —
Origin Emerging Markets Fund 885,046 408,598 — —
Small-MidCap Dividend Income Fund 510,066 879,588 — —
Spectrum Preferred and Capital Securities
Income Fund 1,039,124 1,146,862 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Diversified Real Asset Fund $ 562,505 $ 790,462 $ — $ —
Global Multi-Strategy Fund 4,306,508 3,855,535 1,938,229 2,172,389
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
74
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2019 and August 31,
2018 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2019, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
Ordinary Income Tax-Exempt Income ^
Long-Term Capital
Gain * Return of Capital
2019 2018 2019 2018 2019 2018 2019 2018
Blue Chip Fund $ 344 $ 1,717 $ — $ — $ 218,577 $ 65,155 $ — $ —
Diversified Real Asset Fund 126,294 89,016 — — — — — —
EDGE MidCap Fund 9,632 2,589 — — 25,893 7,165 — —
Global Multi-Strategy Fund 94,178 66,313 — — 39, 517 12,311 6,481 —
Global Opportunities Fund 16,851 78,458 — — — 13,245 — —
International Small Company Fund 24,796 45,565 — — 44,174 4,754 — —
Opportunistic Municipal Fund 4 1 4,556 4,519 — — — —
Origin Emerging Markets Fund 8,633 6,798 — — — — — —
Small-MidCap Dividend Income Fund 72,210 85,682 — — 267,714 98,725 — —
Spectrum Preferred and Capital
Securities Income Fund 280,911 286,109 — — — 8,667 — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences *
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 22,693 $ — $ 99,228 $ — $ 1,143,755 $ — $ 1,265,676
Diversified Real Asset Fund 55,676 — — (158,141) (52,353) (357) (155,175)
EDGE MidCap Fund 3,907 — 20,413 — 91,457 — 115,777
Global Multi-Strategy Fund — — — (8,453) (12,548) (5,362) (26,363)
Global Opportunities Fund 615 — — (165) 10 — 460
International Small Company Fund 20,628 — — (15,907) 24,736 — 29,457
Opportunistic Municipal Fund — 76 — (836) 8,179 (14) 7,405
Origin Emerging Markets Fund 15,140 — — (107,500) 67,394 — (24,966)
Small-MidCap Dividend Income Fund 9,902 — 4,686 — 123,452 — 138,040
Spectrum Preferred and Capital Securities
Income Fund 4,446 — — (2,926) 247,882 40,151 289,553
Short-Term Long-Term Total
Diversified Real Asset Fund $ 148,465 $ 9,676 $ 158,141
International Small Company Fund 15,907 — 15,907
Opportunistic Municipal Fund 635 201 836
Origin Emerging Markets Fund 107,500 — 107,500
Spectrum Preferred and Capital
Securities Income Fund 2,926 — 2,926

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
75
For the year ended August 31, 2019, the following fund utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2019, the Funds had late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At August 31, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 10, 2019, the Board of Directors approved the acquisition of the assets of the Global Opportunities Fund by the Diversified International Fund, a series of the Fund. The Proposed Merger, if approved by shareholders, is expected to occur on or about December 20, 2019. There were no other items requiring adjustment of the financial statements or additional disclosure.
Utilized
Opportunistic Municipal Fund $ 995
Late Year
Ordinary
Loss
Post October
Capital Loss
Global Multi-Strategy Fund $ 6,169 $ 2,284
Global Opportunities Fund — 165
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (34,548) $ 34,548
Diversified Real Asset Fund 43,740 (43,740)
EDGE MidCap Fund (2,592) 2,592
Global Multi-Strategy Fund 7,258 (7,258)
Global Opportunities Fund (136,064) 136,064
International Small Company Fund (2,928) 2,928
Small-MidCap Dividend Income Fund (54,292) 54,292
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation/(Depreciation)
Cost for Federal
Income Tax
Purposes
Blue Chip Fund $ 1,193,887 $ (50,132) $ 1,143,755 $ 3,189,481
Diversified Real Asset Fund 225,9 80 (326,250) (100, 270 ) 3,917,350
EDGE MidCap Fund 139,917 (48,460) 91,457 604,017
Global Multi-Strategy Fund 1 24 , 730 (137, 948 ) (13,218) 1,805, 604
Global Opportunities Fund 990 (954) 36 15,102
International Small Company Fund 98,626 (73,873) 24,753 888,227
Opportunistic Municipal Fund
*
9,139 (972) 8,167 128,791
Origin Emerging Markets Fund 125,274 (57,876) 67,398 1,027,859
Small-MidCap Dividend Income Fund 383,347 (259,894) 123,453 2,079,990
Spectrum Preferred and Capital Securities Income
Fund 308,531 (60,649) 247,882 5,451,271
* The fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
August 31, 2019
See accompanying notes.
76
INVESTMENT COMPANIES - 0.35% Shares Held Value (000's)
Money Market Funds - 0.35%
BlackRock Liquidity FedFund 2.01%
(a),(b)
458,190 $ 458
Principal Government Money Market Fund
1.97%
(a),(c)
14,510,110 14,510
$ 14,968
TOTAL INVESTMENT COMPANIES $ 14,968
COMMON STOCKS - 99.62% Shares Held Value (000's)
Aerospace & Defense - 4.16%
TransDigm Group Inc 335,217 180,454
Banks - 0.55%
First Republic Bank/CA 264,762 23,754
Beverages - 0.47%
Monster Beverage Corp
( d)
347,171 20,369
Biotechnology - 1.11%
Illumina Inc
( d)
170,516 47,973
Chemicals - 4.21%
Air Products & Chemicals Inc 134,649 30,420
Ecolab Inc 87,415 18,035
Linde PLC 591,956 111,826
Sherwin-Williams Co/The 42,515 22,395
$ 182,676
Commercial Services - 11.42%
Automatic Data Processing Inc 481,380 81,757
Gartner Inc
( d)
108,960 14,565
IHS Markit Ltd
( d)
327,050 21,458
Moody's Corp 375,111 80,866
PayPal Holdings Inc
( d)
1,732,037 188,879
S&P Global Inc 412,194 107,249
$ 494,774
Diversified Financial Services - 11.48%
Charles Schwab Corp/The 2,141,341 81,949
Mastercard Inc 719,246 202,374
Visa Inc 1,178,629 213,120
$ 497,443
Healthcare - Products - 3.84%
Danaher Corp 852,885 121,187
IDEXX Laboratories Inc
( d)
155,696 45,111
$ 166,298
Insurance - 8.22%
Aon PLC 106,028 20,660
Berkshire Hathaway Inc - Class B
( d)
1,163,577 236,683
Markel Corp
( d)
49,895 57,034
Progressive Corp/The 554,003 41,993
$ 356,370
Internet - 24.34%
Alphabet Inc - A Shares
( d)
10,119 12,047
Alphabet Inc - C Shares
( d)
274,158 325,727
Amazon.com Inc
( d)
213,880 379,913
Booking Holdings Inc
( d)
63,096 124,073
Facebook Inc
( d)
967,361 179,610
Shopify Inc
( d)
87,396 33,681
$ 1,055,051
Lodging - 2.00%
Hilton Worldwide Holdings Inc 940,318 86,857
Media - 0.27%
Walt Disney Co/The 86,663 11,895
Pipelines - 0.39%
Kinder Morgan Inc/DE 835,188 16,929
Private Equity - 5.38%
Brookfield Asset Management Inc 4,101,712 211,689
KKR & Co Inc 837,105 21,631
$ 233,320
REITs - 5.42%
American Tower Corp 769,602 177,155
Equinix Inc 65,846 36,629
SBA Communications Corp 80,283 21,068
$ 234,852
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3.10%
Costco Wholesale Corp 99,691 $ 29,385
Restaurant Brands International Inc 703,213 55,167
TJX Cos Inc/The 312,024 17,152
Yum! Brands Inc 279,465 32,636
$ 134,340
Semiconductors - 0.99%
NVIDIA Corp 256,128 42,904
Software - 12.27%
Adobe Inc
( d)
517,313 147,181
Microsoft Corp 1,555,155 214,394
salesforce.com Inc
( d)
964,601 150,545
Slack Technologies Inc
( d),(e)
694,441 19,889
$ 532,009
TOTAL COMMON STOCKS $ 4,318,268
Total Investments $ 4,333,236
Other Assets and Liabilities -  0.03% 1,388
TOTAL NET ASSETS - 100.00% $ 4,334,624
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these secur ities totaled $458 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 31.05%
Communications 24.61%
Consumer, Non-cyclical 16.84%
Technology 13.26%
Consumer, Cyclical 5.10%
Basic Materials 4.21%
Industrial 4.16%
Energy 0.39%
Money Market Funds 0.35%
Other Assets and Liabilities
0.03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
August 31, 2019
See accompanying notes.
77
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 1,766 $ 671,341 $ 658,597 $ 14,510
$ 1,766 $ 671,341 $ 658,597 $ 14,510
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 15 1 $ — $ — $ —
$ 15 1 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
78
INVESTMENT COMPANIES - 3.31% Shares Held Value (000's)
Exchange-Traded Funds - 0.26%
Invesco S&P Global Water Index ETF 74,385 $ 2,778
SPDR S&P Global Natural Resources ETF 165,852 6,936
$ 9,714
Money Market Funds - 3.05%
Principal Government Money Market Fund
1.97%
(a),(b)
115,751,264 115,751
TOTAL INVESTMENT COMPANIES $ 125,465
COMMON STOCKS - 53.01% Shares Held Value (000's)
Advertising - 0.04%
Clear Channel Outdoor Holdings Inc
(c)
596,711 1,551
Agriculture - 0.60%
Archer-Daniels-Midland Co 378,170 14,389
Bunge Ltd 158,697 8,476
$ 22,865
Automobile Parts & Equipment - 0.06%
Georg Fischer AG 2,951 2,426
Biotechnology - 0.01%
Advanz Pharma Corp
(c)
22,681 251
Building Materials - 0.38%
Boise Cascade Co 16,916 531
Fortune Brands Home & Security Inc 16,034 819
Geberit AG 18,887 8,611
Louisiana-Pacific Corp 86,405 2,077
Norbord Inc 69,638 1,702
Pinnacle Renewable Energy Inc 72,984 518
Universal Forest Products Inc 8,176 320
$ 14,578
Chemicals - 2.46%
Air Liquide SA 52,417 7,303
CF Industries Holdings Inc 350,490 16,890
FMC Corp 199,927 17,260
Ingevity Corp
(c)
8,366 637
Israel Chemicals Ltd 679,454 3,069
K+S AG 202,726 3,210
Mosaic Co/The 159,880 2,940
Nutrien Ltd 20,070 1,011
Nutrien Ltd 396,299 19,958
OCI NV
(c)
151,746 3,330
Olin Corp 118,576 2,013
Sociedad Quimica y Minera de Chile SA ADR 113,175 2,789
Yara International ASA 295,614 12,810
$ 93,220
Commercial Services - 1.93%
ALEATICA SAB de CV 6,408,936 5,980
Atlantia SpA 995,011 24,312
Atlas Arteria Ltd 881,622 5,045
Cengage Learning Holdings II Inc
(c)
2,772 35
China Merchants Port Holdings Co Ltd 6,679,687 10,405
Transurban Group 2,719,018 27,369
$ 73,146
Consumer Products - 0.16%
Avery Dennison Corp 32,986 3,812
Kimberly-Clark Corp 15,720 2,218
$ 6,030
Cosmetics & Personal Care - 0.13%
Essity AB 45,266 1,414
Kao Corp 14,700 1,061
Unicharm Corp 80,800 2,480
$ 4,955
Electric - 6.09%
ACEA SpA 35,796 697
American Electric Power Co Inc 15,700 1,431
Atlantica Yield PLC 534,833 12,724
AusNet Services 6,880,666 8,335
China Longyuan Power Group Corp Ltd 3,643,000 2,000
Clearway Energy Inc - Class C 365,419 6,468
CLP Holdings Ltd 490,500 5,048
Dominion Energy Inc 239,146 18,564
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
EDP - Energias de Portugal SA 2,621,669 $ 9,909
Emera Inc 398,434 17,261
Enel SpA 561,840 4,076
Eversource Energy 99,075 7,939
Hera SpA 596,144 2,380
Huadian Fuxin Energy Corp Ltd 17,732,000 2,956
Hydro One Ltd
(d)
953,212 17,670
Iberdrola SA 784,201 8,073
Infraestructura Energetica Nova SAB de CV
(c)
1,622,274 6,838
NextEra Energy Inc 85,901 18,819
Orsted A/S
(d)
34,504 3,293
Red Electrica Corp SA 800,675 15,900
Sembcorp Industries Ltd 728,600 1,085
Sempra Energy 99,700 14,121
Spark Infrastructure Group 10,828,412 16,758
SSE PLC 1,033,556 14,500
Terna Rete Elettrica Nazionale SpA 1,015,133 6,396
Transmissora Alianca de Energia Eletrica SA 1,117,000 7,502
$ 230,743
Electronics - 0.34%
Badger Meter Inc 20,937 1,080
Halma PLC 271,744 6,518
Itron Inc
(c)
48,441 3,364
Watts Water Technologies Inc 19,865 1,820
$ 12,782
Energy - Alternate Sources - 0.94%
Algonquin Power & Utilities Corp 391,200 5,113
First Solar Inc
(c)
118,946 7,383
NextEra Energy Partners LP 128,362 6,578
Pattern Energy Group Inc 148,885 4,042
TerraForm Power Inc 364,627 6,184
Vestas Wind Systems A/S 86,471 6,359
$ 35,659
Engineering & Construction - 1.12%
Aegion Corp
(c)
25,439 502
Aeroports de Paris 24,902 4,303
Enav SpA
(d)
1,481,877 8,378
Flughafen Zurich AG 34,965 6,428
Grupo Aeroportuario del Pacifico SAB de CV 496,100 4,716
Sydney Airport 2,737,315 15,525
Vinci SA 24,759 2,705
$ 42,557
Environmental Control - 0.63%
AquaVenture Holdings Ltd
(c)
10,484 185
Casella Waste Systems Inc
(c)
153,061 6,964
China Water Affairs Group Ltd 684,000 551
Covanta Holding Corp 306,964 5,280
Energy Recovery Inc
(c)
22,466 217
Evoqua Water Technologies Corp
(c)
41,854 647
Kurita Water Industries Ltd 76,900 1,997
METAWATER Co Ltd 7,800 270
Pentair PLC 113,375 4,073
Tetra Tech Inc 44,196 3,585
$ 23,769
Food - 0.20%
Ingredion Inc 45,069 3,483
Wilmar International Ltd 1,436,100 3,936
$ 7,419
Forest Products & Paper - 1.89%
Acadian Timber Corp 135,881 1,654
Canfor Corp
(c)
349,970 4,027
Clearwater Paper Corp
(c)
29,287 469
Domtar Corp 25,597 844
Empresas CMPC SA 516,554 1,192
Holmen AB 103,846 2,437
Interfor Corp
(c)
317,622 3,187
International Paper Co 137,141 5,363
Mercer International Inc 53,831 648

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
79
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper (continued)
Mondi PLC 370,231 $ 7,221
Nine Dragons Paper Holdings Ltd 4,307,000 3,254
Oji Holdings Corp 1,077,100 5,010
Quintis Ltd
(c),(e),(f)
2,854,062 —
Sappi Ltd 97,390 290
Smurfit Kappa Group PLC 238,775 7,370
Stora Enso Oyj 529,347 5,935
Sumitomo Forestry Co Ltd 152,500 1,866
Suzano SA 231,000 1,630
Svenska Cellulosa AB SCA 891,355 7,702
UPM- Kymmene Oyj 261,221 7,060
West Fraser Timber Co Ltd 93,090 3,279
Western Forest Products Inc 1,175,352 1,059
$ 71,497
Gas - 1.55%
Atmos Energy Corp 24,100 2,657
National Grid PLC 2,406,693 25,209
Snam SpA 2,655,797 13,468
Southwest Gas Holdings Inc 74,400 6,788
Western Midstream Partners LP 455,026 10,484
$ 58,606
Hand & Machine Tools - 0.03%
Franklin Electric Co Inc 27,622 1,267
Healthcare - Products - 0.25%
Danaher Corp 58,667 8,336
Hengan International Group Co Ltd 192,000 1,264
$ 9,600
Healthcare - Services - 0.00%
Millennium Health LLC
(c),(g)
22,091 —
Millennium Health LLC
(c),(e),(f),(g)
20,580 23
Millennium Health LLC
(c),(e),(f),(g)
19,318 19
$ 42
Home Builders - 0.26%
DR Horton Inc 45,796 2,266
Lennar Corp - A Shares 42,057 2,145
PulteGroup Inc 54,773 1,851
Taylor Morrison Home Corp
(c)
54,682 1,305
Toll Brothers Inc 31,577 1,143
TRI Pointe Group Inc
(c)
68,393 957
$ 9,667
Internet - 0.00%
Catalina Marketing Corp
(c),(e),(f)
3,965 20
Iron & Steel - 0.82%
ArcelorMittal 232,308 3,345
Fortescue Metals Group Ltd 615,456 3,320
JFE Holdings Inc 247,100 2,887
Nippon Steel Corp 206,500 2,884
Novolipetsk Steel PJSC 130,521 2,907
Nucor Corp 71,510 3,503
POSCO 17,210 3,001
thyssenkrupp AG 271,761 3,331
Vale SA ADR
(c)
275,274 3,028
voestalpine AG 131,809 3,035
$ 31,241
Lodging - 0.31%
City Developments Ltd 617,100 4,256
Hilton Worldwide Holdings Inc 80,014 7,391
$ 11,647
Machinery - Diversified - 0.77%
ANDRITZ AG 75,415 2,655
Ebara Corp 68,200 1,615
Gorman-Rupp Co/The 13,711 410
IDEX Corp 49,651 8,178
Kadant Inc 12,953 1,066
Lindsay Corp 7,758 685
Mueller Water Products Inc - Class A 113,774 1,190
SIG Combibloc Group AG
(c)
127,861 1,698
Valmet Oyj 90,669 1,643
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Xylem Inc/NY 129,124 $ 9,892
$ 29,032
Media - 0.12%
Cumulus Media Inc
(c)
68,396 930
iHeartMedia Inc
(c)
253,758 3,502
$ 4,432
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc 29,584 928
Reliance Worldwide Corp Ltd 568,219 1,465
$ 2,393
Mining - 3.78%
Anglo American PLC 713,373 15,458
Antofagasta PLC 347,914 3,678
Barrick Gold Corp 1,139,480 22,089
BHP Group Ltd 131,209 3,221
Franco-Nevada Corp 44,500 4,347
Freeport-McMoRan Inc 1,219,284 11,205
Fresnillo PLC 354,618 3,189
Glencore PLC
(c)
1,069,495 3,069
Korea Zinc Co Ltd 9,352 3,362
Lundin Mining Corp 1,118,335 5,334
MMC Norilsk Nickel PJSC ADR 164,400 4,015
Newcrest Mining Ltd 848,846 21,216
Newmont Goldcorp Corp 398,990 15,915
Norsk Hydro ASA 981,341 3,080
Rio Tinto Ltd 49,396 2,913
South32 Ltd 1,492,291 2,637
Southern Copper Corp 101,771 3,216
Sumitomo Metal Mining Co Ltd 130,200 3,660
Teck Resources Ltd 169,100 2,879
Teck Resources Ltd 240,517 4,096
Wheaton Precious Metals Corp 155,300 4,568
$ 143,147
Miscellaneous Manufacturers - 0.17%
Aalberts NV 69,186 2,615
Alfa Laval AB 215,485 3,973
$ 6,588
Oil & Gas - 5.57%
BP PLC 3,472,844 21,150
Canadian Natural Resources Ltd 127,200 3,039
Chevron Corp 30,149 3,549
CNOOC Ltd 2,107,000 3,121
Concho Resources Inc 60,421 4,420
ConocoPhillips 58,218 3,038
Devon Energy Corp 136,432 3,000
Diamondback Energy Inc 53,587 5,256
Ecopetrol SA ADR 209,436 3,307
Empresas COPEC SA 136,899 1,233
Eni SpA 226,834 3,424
EOG Resources Inc 41,920 3,110
Equinor ASA 179,180 3,056
Exxon Mobil Corp 48,503 3,322
Fieldwood Energy Inc
(c)
2,556 70
Fieldwood Energy LLC
(c),(g)
12,648 348
Galp Energia SGPS SA 385,185 5,536
Gazprom PJSC ADR 1,645,198 11,391
Helmerich & Payne Inc 105,869 3,980
Hess Corp 157,160 9,893
Imperial Oil Ltd 128,500 3,153
LUKOIL PJSC ADR 42,610 3,435
Marathon Petroleum Corp 206,536 10,164
Novatek PJSC 16,744 3,251
Occidental Petroleum Corp 185,743 8,076
OMV AG 131,736 6,728
PBF Energy Inc 153,759 3,644
Petroleo Brasileiro SA ADR 237,885 3,223
Petroleo Brasileiro SA ADR 560,043 6,849
Phillips 66 42,480 4,190
Pioneer Natural Resources Co 55,630 6,866

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
80
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Repsol SA 213,031 $ 3,100
Rosneft Oil Co PJSC 515,107 3,147
Royal Dutch Shell PLC - A Shares 110,667 3,075
S-Oil Corp 53,156 4,254
Suncor Energy Inc 111,500 3,261
TOTAL SA 489,774 24,458
Transocean Ltd
(c)
54,446 248
Valero Energy Corp 157,231 11,836
Vantage Drilling International
(c),(f)
1,554 53
Woodside Petroleum Ltd 139,876 3,021
$ 211,275
Oil & Gas Services - 0.26%
Halliburton Co 161,232 3,037
Saipem SpA
(c)
713,647 3,407
Schlumberger Ltd 98,953 3,209
Select Energy Services Inc
(c)
47,778 390
$ 10,043
Packaging & Containers - 1.07%
Amcor PLC 300,633 2,928
Ball Corp 173,732 13,970
DS Smith PLC 1,045,116 4,341
Graphic Packaging Holding Co 111,795 1,544
Greif Inc - Class A 23,977 844
Klabin SA 336,700 1,213
Packaging Corp of America 65,431 6,581
Sealed Air Corp 81,927 3,262
Sonoco Products Co 3,728 213
Westrock Co 170,252 5,819
$ 40,715
Pipelines - 7.54%
AltaGas Ltd 455,449 6,185
Antero Midstream Corp 591,225 4,204
APA Group 1,548,826 11,474
BP Midstream Partners LP 125,421 1,864
Cheniere Energy Inc
(c)
340,551 20,334
Cheniere Energy Partners LP 24,612 1,079
DCP Midstream LP 38,202 931
Enbridge Inc 964,440 32,256
Energy Transfer LP 1,354,002 18,428
Enterprise Products Partners LP 640,565 18,262
EQM Midstream Partners LP 275,354 8,335
Kinder Morgan Inc/DE 405,155 8,213
Koninklijke Vopak NV 54,963 2,622
Magellan Midstream Partners LP 276,730 18,452
MPLX LP 664,617 18,549
Noble Midstream Partners LP 54,642 1,329
NuStar Energy LP 84,946 2,334
ONEOK Inc 195,966 13,968
Pembina Pipeline Corp 191,638 7,016
Phillips 66 Partners LP 196,691 10,812
Plains All American Pipeline LP 833,360 17,859
Rattler Midstream LP
(c)
57,728 1,057
Shell Midstream Partners LP 278,652 5,353
Tallgrass Energy LP 108,170 2,118
Targa Resources Corp 133,425 4,819
TC Energy Corp 250,892 12,856
Williams Cos Inc/The 1,489,812 35,160
$ 285,869
Real Estate - 1.32%
ADO Properties SA
(d)
115,761 4,750
Aroundtown SA 610,424 5,079
Deutsche Wohnen SE 153,093 5,427
Entra ASA
(d)
290,789 4,377
Fabege AB 389,175 6,520
LEG Immobilien AG 20,700 2,434
Mitsubishi Estate Co Ltd 336,900 6,445
Mitsui Fudosan Co Ltd 397,570 9,518
New World Development Co Ltd 2,111,540 2,628
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Pope Resources a Delaware LP 38,088 $ 2,742
$ 49,920
REITs - 8.41%
Alexandria Real Estate Equities Inc 90,353 13,538
Allied Properties Real Estate Investment Trust 88,500 3,490
American Tower Corp 15,140 3,485
Americold Realty Trust 235,239 8,567
Apartment Investment & Management Co 132,463 6,756
AvalonBay Communities Inc 59,966 12,746
Boston Properties Inc 15,700 2,016
CatchMark Timber Trust Inc 236,817 2,347
CFE Capital S de RL de CV 6,574,628 6,725
Cousins Properties Inc 103,996 3,609
Crown Castle International Corp 89,141 12,941
CubeSmart 112,732 4,046
Daiwa Office Investment Corp 616 4,807
Dexus 703,492 6,110
EPR Properties 47,857 3,745
Equinix Inc 9,331 5,191
Essential Properties Realty Trust Inc 135,986 3,088
Essex Property Trust Inc 41,078 13,197
Frasers Logistics & Industrial Trust 3,111,651 2,734
Gecina SA 43,513 6,898
Goodman Group 1,412,707 13,799
Inmobiliaria Colonial Socimi SA 828,942 9,573
InterRent Real Estate Investment Trust 276,430 3,326
Invitation Homes Inc 514,318 14,792
Japan Hotel REIT Investment Corp 8,080 6,220
Japan Retail Fund Investment Corp 1,274 2,549
Kilroy Realty Corp 60,991 4,749
Klepierre SA 50,709 1,548
Link REIT 871,270 9,767
MCUBS MidCity Investment Corp 4,981 5,208
Merlin Properties Socimi SA 330,356 4,420
Minto Apartment Real Estate Investment Trust 333,542 5,754
Physicians Realty Trust 193,507 3,352
PotlatchDeltic Corp 187,369 7,210
Prologis Inc 165,193 13,813
Rayonier Inc 358,257 9,601
Regency Centers Corp 108,552 7,003
Rexford Industrial Realty Inc 316,313 13,978
Segro PLC 788,471 7,543
Simon Property Group Inc 55,101 8,207
STORE Capital Corp 138,720 5,238
Sunstone Hotel Investors Inc 177,180 2,328
UNITE Group PLC/The 465,405 5,941
United Urban Investment Corp 1,969 3,692
Warehouses De Pauw CVA 7,600 1,415
Welltower Inc 114,212 10,229
Weyerhaeuser Co 434,613 11,434
$ 318,725
Retail - 0.03%
Gymboree Corp/The
(c),(e),(f),(g)
17,842 9
Gymboree Holding Corp
(c),(e),(f)
48,577 24
Home Depot Inc/The 4,449 1,014
$ 1,047
Software - 0.19%
Avaya Holdings Corp
(c)
122,287 1,727
InterXion Holding NV
(c)
66,217 5,359
$ 7,086
Storage & Warehousing - 0.08%
Safestore Holdings PLC 383,343 3,127
Telecommunications - 0.05%
Eutelsat Communications SA 112,996 1,966

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
81
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.14%
East Japan Railway Co 53,300 $ 5,073
Harvey Gulf
(c),(e),(f)
3,014 30
Harvey Gulf - Warrants
(c),(e),(f)
13,471 135
$ 5,238
Water - 3.25%
Aguas Andinas SA 23,990,565 13,199
American States Water Co 29,437 2,724
American Water Works Co Inc 144,683 18,421
Aqua America Inc 142,597 6,316
Beijing Enterprises Water Group Ltd
(c)
4,728,000 2,478
California Water Service Group 38,477 2,172
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
273,555 3,387
Cia de Saneamento do Parana 254,040 5,324
Connecticut Water Service Inc 9,646 676
Guangdong Investment Ltd 2,302,000 4,846
Middlesex Water Co 13,126 801
Pennon Group PLC 1,076,924 9,919
Severn Trent PLC 515,384 12,994
SJW Group 18,863 1,289
Suez 339,298 5,268
United Utilities Group PLC 2,526,214 25,052
Veolia Environnement SA 333,987 7,987
York Water Co/The 10,352 386
$ 123,239
TOTAL COMMON STOCKS $ 2,009,380
BONDS - 11.60%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3.02%
Bank 2019-BNK19
1.10%, 08/15/2061
(h),( i )
$ 64,000 $ 5,058
2.26%, 08/15/2061 8,000 8,070
BBCMS 2018-TALL Mortgage Trust
2.92%, 03/15/2037
(d)
10,000 9,969
1.00 x 1 Month USD LIBOR + 0.72%
Benchmark 2019-B12 Mortgage Trust
1.21%, 08/15/2052
(h),( i )
95,000 7,409
2.26%, 08/15/2052 3,000 3,026
BHP Trust 2019-BXHP
3.24%, 08/15/2036
(d)
10,000 9,953
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
2.95%, 11/15/2035
(d)
9,458 9,462
1.00 x 1 Month USD LIBOR + 0.75%
BX Trust 2018-EXCL
3.28%, 09/15/2037
(d)
4,537 4,514
1.00 x 1 Month USD LIBOR + 1.09%
Citigroup Commercial Mortgage Trust
2019-GC41
1.19%, 08/10/2056
(h),( i )
71,500 5,868
1.95%, 08/10/2056 4,000 4,010
COMM 2018-HCLV Mortgage Trust
3.20%, 09/15/2033
(d)
10,120 10,082
1.00 x 1 Month USD LIBOR + 1.00%
DBCG 2017-BBG Mortgage Trust
2.90%, 06/15/2034
(d)
3,840 3,831
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.10%, 05/25/2026
(h),( i )
56,246 3,224
GS Mortgage Securities Corp Trust 2018-HULA
3.12%, 07/15/2025
(d)
9,866 9,841
1.00 x 1 Month USD LIBOR + 0.92%
GS Mortgage Securities Corp Trust 2019-SOHO
3.10%, 06/15/2036
(d)
3,000 3,002
1.00 x 1 Month USD LIBOR + 0.90%
InTown Hotel Portfolio Trust 2018-STAY
2.90%, 01/15/2033
(d)
5,500 5,486
1.00 x 1 Month USD LIBOR + 0.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
J.P. Morgan Chase Commercial Mortgage
Securities Trust 2018-ASH8
3.00%, 02/15/2035
(d)
$ 5,000 $ 4,986
1.00 x 1 Month USD LIBOR + 0.80%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 6,380 6,561
$ 114,352
Federal & Federally Sponsored Credit - 2.29%
Federal Farm Credit Banks
1.89%, 08/19/2021
(j)
9,000 9,002
2.09%, 02/08/2021
(j)
26,000 25,967
US Treasury 3 Month Bill Money Market
Yield + 0.26%
2.10%, 05/28/2021
(j)
11,400 11,379
US Treasury 3 Month Bill Money Market
Yield + 0.14%
2.10%, 06/24/2021
(j)
8,700 8,723
2.20%, 12/28/2020
(j)
8,000 8,000
1 Month USD LIBOR + 0.07%
2.22%, 01/15/2021
(j)
15,000 14,996
3 Month USD LIBOR + (0.08)%
2.32%, 09/24/2020
(j)
8,700 8,714
Federal Reserve Bank Prime Loan Rate US
+ (5.86)%
$ 86,781
Finance - Mortgage Loan/Banker - 5.06%
Fannie Mae
2.16%, 01/29/2021
(j)
14,700 14,698
United States Secured Overnight Financing
Rate + 0.04%
2.19%, 10/30/2020
(j)
24,000 24,009
United States Secured Overnight Financing
Rate + 0.15%
2.22%, 04/30/2020
(j)
8,800 8,803
United States Secured Overnight Financing
Rate + 0.10%
Federal Home Loan Banks
2.15%, 02/05/2021
(j)
10,000 10,012
2.17%, 09/28/2020
(j)
34,100 34,107
United States Secured Overnight Financing
Rate + 0.09%
2.17%, 01/22/2021
(j)
4,500 4,499
United States Secured Overnight Financing
Rate + 0.05%
2.19%, 06/11/2021
(j)
7,500 7,501
United States Secured Overnight Financing
Rate + 0.08%
2.20%, 08/05/2020
(j)
14,200 14,202
2.25%, 08/05/2021
(j)
7,800 7,802
Freddie Mac
2.00%, 08/19/2021
(j)
26,125 26,107
2.30%, 07/09/2020
(j)
25,000 25,004
2.52%, 04/15/2020
(j)
15,000 15,007
$ 191,751
Media - 0.07%
Clear Channel Communications
0.00%, 12/15/2019
(c),(e),(f)
523 —
iHeartCommunications Inc
8.38%, 05/01/2027 2,601 2,806
$ 2,806
Sovereign - 1.16%
French Republic Government Bond OAT
1.85%, 07/25/2027 EUR 1,380 1,924
2.00%, 05/25/2048
(d)
1,565 2,489
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(d)
10,702 12,686

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japanese Government CPI Linked Bond
0.10%, 03/10/2027 JPY 488,428 $ 4,788
0.10%, 03/10/2028 882,110 8,681
0.10%, 03/10/2029 538,369 5,314
New Zealand Government Inflation Linked Bond
2.61%, 09/20/2040 NZD 898 799
2.64%, 09/20/2035 2,991 2,532
3.22%, 09/20/2030 5,605 4,648
$ 43,861
TOTAL BONDS $ 439,551
COMMODITY INDEXED STRUCTURED
NOTES - 0.45%
Principal
Amount (000's) Value (000's)
Banks - 0.45%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
2.12%, 05/18/2020
(d),( i )
$ 21,700 17,013
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 17,013
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0.01%
Vantage Drilling International
1.00%, PIK 1.00%, 12/31/2030
(f),( i ),(k)
277 278
TOTAL CONVERTIBLE BONDS $ 278
SENIOR FLOATING RATE INTERESTS
- 14.11%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
Advantage Sales & Marketing Inc
5.58%, 07/23/2021
(l)
$ 380 $ 354
US LIBOR + 3.25%
5.58%, 07/23/2021
(l)
356 328
US LIBOR + 3.25%
Affinion Group Inc
6.15%, PIK 1.75%, 04/10/2024
(k),(l)
736 625
US LIBOR + 4.00%
Checkout Holding Corp
3.18%, PIK 9.50%, 08/15/2023
(k),(l)
233 105
US LIBOR + 1.00%
9.68%, 02/15/2023
(l)
183 148
US LIBOR + 7.50%
Outfront Media Capital LLC
4.21%, 03/18/2024
(l)
1,157 1,158
US LIBOR + 2.00%
Red Ventures LLC
5.11%, 11/08/2024
(l)
793 791
US LIBOR + 3.00%
$ 3,509
Aerospace & Defense - 0.21%
Sequa Mezzanine Holdings LLC
7.19%, 10/28/2021
(l)
2,627 2,593
US LIBOR + 5.00%
11.27%, 04/28/2022
(l)
1,304 1,273
US LIBOR + 9.00%
TransDigm Inc
4.83%, 06/09/2023
(l)
3,236 3,210
US LIBOR + 2.50%
4.83%, 05/30/2025
(l)
988 977
US LIBOR + 2.50%
$ 8,053
Airlines - 0.16%
Allegiant Travel Co
6.71%, 01/29/2024
(l)
597 597
US LIBOR + 4.50%
American Airlines Inc
4.06%, 06/27/2025
(l)
303 297
US LIBOR + 1.75%
4.12%, 04/28/2023
(l)
750 747
US LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Inc   (continued)
4.20%, 12/14/2023
(l)
$ 1,646 $ 1,639
US LIBOR + 2.00%
Kestrel Bidco Inc
0.00%, 08/07/2026
(l),(m)
2,750 2,756
US LIBOR + 3.00%
$ 6,036
Apparel - 0.03%
Champ Acquisition Corp
7.83%, 12/17/2025
(l)
995 984
US LIBOR + 5.50%
Automobile Parts & Equipment - 0.05%
Panther BF Aggregator 2 LP
5.71%, 03/18/2026
(l)
2,000 1,970
US LIBOR + 3.50%
Beverages - 0.04%
Jacobs Douwe Egberts International BV
4.25%, 10/23/2025
(l)
1,400 1,398
US LIBOR + 2.00%
Biotechnology - 0.14%
Concordia International Corp
7.70%, 09/06/2024
(l)
5,630 5,336
US LIBOR + 5.50%
Building Materials - 0.08%
Quikrete Holdings Inc
4.86%, 11/03/2023
(l)
3,083 3,049
US LIBOR + 2.75%
Chemicals - 0.02%
INEOS US Finance LLC
4.26%, 03/31/2024
(l)
237 232
US LIBOR + 2.00%
Minerals Technologies Inc
4.75%, 05/09/2021
(l)
532 532
Tronox Finance LLC
4.95%, 09/13/2024
(l)
35 35
US LIBOR + 3.00%
$ 799
Coal - 0.03%
Peabody Energy Corp
4.86%, 03/07/2025
(l)
1,175 1,157
US LIBOR + 2.75%
Commercial Services - 0.65%
Atlantic Aviation FBO Inc
5.87%, 11/28/2025
(l)
746 750
US LIBOR + 3.75%
Camelot Finance LP
5.36%, 10/03/2023
(l)
1,075 1,078
US LIBOR + 3.25%
Concentra Inc
5.21%, 06/01/2022
(l)
2,576 2,575
US LIBOR + 2.75%
Fly Funding II Sarl
0.00%, 02/09/2023
(l),(m)
1,500 1,498
US LIBOR + 2.00%
PAREXEL International Corp
4.86%, 08/09/2024
(l)
2,394 2,246
US LIBOR + 2.75%
Prime Security Services Borrower LLC
4.86%, 05/02/2022
(l)
1,671 1,669
US LIBOR + 2.75%
Refinitiv US Holdings Inc
5.94%, 09/18/2025
(l)
2,486 2,497
US LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
83
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Syniverse Holdings Inc
7.20%, 02/09/2023
(l)
$ 3,082 $ 2,872
US LIBOR + 5.00%
11.20%, 02/09/2024
(l)
2,350 1,764
US LIBOR + 9.00%
Team Health Holdings Inc
4.86%, 02/06/2024
(l)
1,391 1,116
US LIBOR + 2.75%
Trans Union LLC
4.11%, 04/10/2023
(l)
2,417 2,419
US LIBOR + 2.00%
Verscend Holding Corp
6.61%, 08/08/2025
(l)
2,225 2,229
US LIBOR + 4.50%
Wand NewCo 3 Inc
5.71%, 01/23/2026
(l)
1,000 1,002
US LIBOR + 3.50%
WEX Inc
4.36%, 05/14/2026
(l)
918 920
US LIBOR + 2.25%
$ 24,635
Computers - 0.55%
Dell International LLC
4.12%, 09/07/2023
(l)
6,821 6,834
US LIBOR + 2.00%
Diebold Nixdorf Inc
11.37%, 08/31/2022
(l)
1,600 1,688
US LIBOR + 9.25%
iQor US Inc
7.32%, 04/01/2021
(l)
2,155 1,965
US LIBOR + 5.00%
McAfee LLC
5.87%, 09/30/2024
(l)
2,942 2,942
US LIBOR + 3.75%
10.62%, 09/29/2025
(l)
656 662
US LIBOR + 8.50%
NCR Corp
0.00%, 08/07/2026
(l),(m)
467 465
US LIBOR + 2.50%
NeuStar Inc
5.61%, 08/08/2024
(l)
803 778
US LIBOR + 3.50%
Perforce Software Inc
6.61%, 06/12/2026
(l)
1,000 995
US LIBOR + 4.50%
Tempo Acquisition LLC
5.11%, 05/01/2024
(l)
1,466 1,465
US LIBOR + 3.00%
Western Digital Corp
3.86%, 04/29/2023
(l)
2,878 2,867
US LIBOR + 1.75%
$ 20,661
Consumer Products - 0.05%
KIK Custom Products Inc
0.00%, 05/15/2023
(l),(m)
2,125 2,013
US LIBOR + 4.00%
Cosmetics & Personal Care - 0.16%
Coty Inc
4.21%, 04/05/2023
(l)
3,167 3,021
US LIBOR + 2.00%
4.46%, 04/07/2025
(l)
199 192
US LIBOR + 2.25%
Revlon Consumer Products Corp
5.93%, 07/21/2023
(l)
3,445 2,729
US LIBOR + 3.50%
$ 5,942
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.08%
Core & Main LP
5.24%, 08/01/2024
(l)
$ 1,473 $ 1,469
US LIBOR + 3.00%
IAA Inc
4.63%, 05/22/2026
(l)
217 217
US LIBOR + 2.25%
KAR Auction Services Inc
4.88%, 03/09/2023
(l)
200 200
US LIBOR + 2.50%
Univar USA Inc
4.36%, 07/01/2024
(l)
1,294 1,294
US LIBOR + 2.25%
$ 3,180
Diversified Financial Services - 0.21%
Avolon TLB Borrower 1 US LLC
3.92%, 01/15/2025
(l)
3,502 3,507
US LIBOR + 1.75%
Capital Automotive LP
4.62%, 03/21/2024
(l)
2,295 2,289
US LIBOR + 2.50%
8.23%, 03/21/2025
(l)
1,583 1,584
US LIBOR + 6.00%
Ditech Holding Corp
0.00%, 06/30/2022
(c),(l)
2,056 488
US LIBOR + 6.00%
$ 7,868
Electric - 0.29%
Calpine Corp
4.61%, 07/31/2026
(l)
1,950 1,944
US LIBOR + 2.50%
4.83%, 01/15/2024
(l)
835 834
US LIBOR + 2.50%
Exgen Renewables IV LLC
5.13%, 11/15/2024
(l)
1,116 1,074
US LIBOR + 3.00%
Vistra Operations Co LLC
4.11%, 08/04/2023
(l)
5,057 5,059
US LIBOR + 2.00%
4.15%, 12/31/2025
(l)
1,978 1,980
US LIBOR + 2.00%
$ 10,891
Electrical Components & Equipment - 0.02%
Energizer Holdings Inc
4.50%, 12/17/2025
(l)
737 734
US LIBOR + 2.25%
Electronics - 0.03%
TTM Technologies Inc
4.73%, 09/13/2024
(l)
1,307 1,304
US LIBOR + 2.50%
Engineering & Construction - 0.06%
1199169 BC ULC
6.33%, 04/04/2026
(l)
699 699
US LIBOR + 4.00%
Brand Industrial Services Inc
6.51%, 06/21/2024
(l)
464 440
US LIBOR + 4.25%
Dynasty Acquisition Co Inc
6.33%, 04/04/2026
(l)
1,301 1,299
US LIBOR + 4.00%
$ 2,438
Entertainment - 0.88%
AMC Entertainment Holdings Inc
5.23%, 03/20/2026
(l)
3,762 3,773
US LIBOR + 3.00%
CCM Merger Inc
4.36%, 08/08/2021
(l)
2,422 2,422
US LIBOR + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
84
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
CEOC LLC
4.23%, 10/06/2024
(l)
$ 1,978 $ 1,974
US LIBOR + 2.00%
Formula One Management Ltd
4.61%, 02/01/2024
(l)
5,952 5,821
US LIBOR + 2.50%
Lions Gate Capital Holdings LLC
4.36%, 03/24/2025
(l)
528 526
US LIBOR + 2.25%
Metro-Goldwyn-Mayer Inc
4.62%, 07/03/2025
(l)
1,489 1,483
US LIBOR + 2.50%
6.62%, 07/03/2026
(l)
1,500 1,459
US LIBOR + 4.50%
PCI Gaming Authority
5.11%, 05/15/2026
(l)
2,000 2,009
US LIBOR + 3.00%
Penn National Gaming Inc
4.36%, 08/14/2025
(l)
1,491 1,495
US LIBOR + 2.25%
Scientific Games International Inc
4.89%, 08/14/2024
(l)
5,311 5,243
US LIBOR + 2.75%
Stars Group Holdings BV
5.83%, 06/27/2025
(l)
5,127 5,140
US LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
4.88%, 05/16/2025
(l)
1,958 1,899
US LIBOR + 2.75%
$ 33,244
Environmental Control - 0.11%
Advanced Disposal Services Inc
4.39%, 11/10/2023
(l)
3,216 3,218
US LIBOR + 2.25%
GFL Environmental Inc
5.11%, 05/09/2025
(l)
992 982
US LIBOR + 3.00%
$ 4,200
Food - 0.32%
Albertson's LLC
4.86%, 11/17/2025
(l)
5,461 5,478
US LIBOR + 2.75%
CHG PPC Parent LLC
4.86%, 03/30/2025
(l)
244 241
US LIBOR + 2.75%
US Foods Inc
4.11%, 06/27/2023
(l)
6,260 6,264
US LIBOR + 2.00%
$ 11,983
Food Service - 0.02%
8th Avenue Food & Provisions Inc
5.96%, 09/19/2025
(l)
896 896
US LIBOR + 3.75%
Healthcare - Products - 0.25%
Carestream Health Inc
7.86%, 02/28/2021
(l)
2,690 2,559
US LIBOR + 5.75%
11.61%, 06/07/2021
(l)
570 542
US LIBOR + 9.50%
ConvaTec Inc
4.58%, 10/31/2023
(l)
2,084 2,075
US LIBOR + 2.25%
Kinetic Concepts Inc
5.58%, 02/02/2024
(l)
1,849 1,849
US LIBOR + 3.25%
MedPlast Holdings Inc
6.08%, 06/26/2025
(l)
1,040 1,027
US LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Vyaire Medical Inc
7.07%, 04/11/2025
(l)
$ 1,443 $ 1,323
US LIBOR + 4.75%
$ 9,375
Healthcare - Services - 0.99%
AHP Health Partners Inc
6.61%, 06/16/2025
(l)
1,437 1,437
US LIBOR + 4.50%
Air Medical Group Holdings Inc
5.43%, 04/28/2022
(l)
2,159 2,026
US LIBOR + 3.25%
Air Methods Corp
5.83%, 04/12/2024
(l)
1,500 1,234
US LIBOR + 3.50%
Catalent Pharma Solutions Inc
4.36%, 05/08/2026
(l)
998 1,000
US LIBOR + 2.25%
Davita Inc
0.00%, 08/07/2026
(l),(m)
2,000 2,002
Envision Healthcare Corp
5.95%, 09/26/2025
(l)
2,512 1,939
US LIBOR + 3.75%
Gentiva Health Services Inc
5.87%, 07/02/2025
(l)
3,880 3,878
US LIBOR + 3.75%
HCA Inc
4.08%, 03/17/2023
(l)
2,613 2,616
US LIBOR + 1.75%
4.33%, 03/07/2025
(l)
3,092 3,101
US LIBOR + 2.00%
Heartland Dental LLC
5.99%, 04/18/2025
(l)
112 109
US LIBOR + 3.75%
5.99%, 04/30/2025
(l)
8 7
US LIBOR + 3.75%
Jaguar Holding Co II
4.61%, 08/18/2022
(l)
6,633 6,590
US LIBOR + 2.50%
New Millennium Holdco Inc
8.61%, 12/21/2020
(l)
738 324
US LIBOR + 6.50%
Phoenix Guarantor Inc
6.74%, 02/12/2026
(l)
2,134 2,123
US LIBOR + 4.50%
Quorum Health Corp
9.01%, 04/29/2022
(l)
387 381
US LIBOR + 6.75%
RegionalCare Hospital Partners Holdings Inc
6.65%, 11/14/2025
(l)
3,979 3,964
US LIBOR + 4.50%
Select Medical Corp
4.85%, 03/06/2025
(l)
3,294 3,275
US LIBOR + 2.50%
Syneos Health Inc
4.11%, 08/01/2024
(l)
1,393 1,392
US LIBOR + 2.00%
$ 37,398
Holding Companies - Diversified - 0.06%
Travelport Finance Luxembourg Sarl
7.54%, 03/18/2026
(l)
2,500 2,296
US LIBOR + 5.00%
Home Furnishings - 0.03%
Compuware Corp
6.11%, 08/08/2025
(l)
997 999
US LIBOR + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
85
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.13%
Acrisure LLC
6.36%, 11/20/2023
(l)
$ 970 $ 962
US LIBOR + 4.25%
Alliant Holdings Intermediate LLC
5.15%, 05/09/2025
(l)
2,192 2,128
US LIBOR + 3.00%
HUB International Ltd
5.27%, 04/25/2025
(l)
2,049 2,006
US LIBOR + 3.00%
$ 5,096
Internet - 0.19%
Ancestry.com Operations Inc
5.49%, 10/19/2023
(l)
1,839 1,828
US LIBOR + 3.25%
Nascar Holdings Inc
0.00%, 07/27/2026
(l),(m)
1,750 1,758
US LIBOR + 2.75%
Uber Technologies Inc
5.65%, 07/13/2023
(l)
2,480 2,470
US LIBOR + 3.50%
6.19%, 04/04/2025
(l)
990 990
US LIBOR + 4.00%
$ 7,046
Investment Companies - 0.13%
Abe Investment Holdings Inc
6.63%, 02/13/2026
(l)
1,989 1,977
US LIBOR + 4.50%
RPI Finance Trust
4.11%, 03/27/2023
(l)
3,047 3,051
US LIBOR + 2.00%
$ 5,028
Leisure Products & Services - 0.32%
Alterra Mountain Co
5.11%, 07/31/2024
(l)
2,559 2,546
US LIBOR + 3.00%
Callaway Golf Co
6.71%, 12/17/2025
(l)
1,403 1,419
US LIBOR + 4.50%
ClubCorp Holdings Inc
0.00%, 08/16/2024
(l),(m)
1,065 952
US LIBOR + 2.75%
Equinox Holdings Inc
5.11%, 03/08/2024
(l)
1,775 1,764
US LIBOR + 3.00%
Fitness International LLC
4.61%, 04/18/2023
(l)
1,640 1,630
US LIBOR + 2.75%
Life Time Inc
4.87%, 06/10/2022
(l)
3,044 3,028
US LIBOR + 2.75%
Sabre GLBL Inc
4.11%, 02/22/2024
(l)
962 962
US LIBOR + 2.00%
$ 12,301
Lodging - 0.36%
Boyd Gaming Corp
4.39%, 09/15/2023
(l)
2,927 2,925
US LIBOR + 2.25%
Caesars Resort Collection LLC
4.86%, 12/22/2024
(l)
4,965 4,887
US LIBOR + 2.75%
CityCenter Holdings LLC
4.36%, 04/18/2024
(l)
2,513 2,511
US LIBOR + 2.25%
Hilton Worldwide Finance LLC
3.90%, 06/18/2026
(l)
1,829 1,833
US LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wyndham Hotels & Resorts Inc
3.86%, 05/30/2025
(l)
$ 1,486 $ 1,490
US LIBOR + 1.75%
$ 13,646
Machinery - Construction & Mining - 0.05%
North American Lifting Holdings Inc
6.83%, 11/27/2020
(l)
2,159 2,001
US LIBOR + 4.50%
Machinery - Diversified - 0.22%
Altra Industrial Motion Corp
4.11%, 09/26/2025
(l)
450 448
US LIBOR + 2.00%
Columbus McKinnon Corp/NY
4.83%, 01/31/2024
(l)
1,150 1,149
US LIBOR + 2.50%
Gardner Denver Inc
4.86%, 07/30/2024
(l)
3,367 3,374
US LIBOR + 2.75%
NN Inc
5.36%, 03/26/2021
(l)
1,591 1,552
US LIBOR + 3.25%
5.86%, 10/19/2022
(l)
662 648
US LIBOR + 3.75%
RBS Global Inc
4.11%, 08/21/2024
(l)
1,114 1,118
US LIBOR + 2.00%
$ 8,289
Media - 1.39%
Altice Financing SA
4.95%, 07/15/2025
(l)
1,935 1,874
US LIBOR + 2.75%
Charter Communications Operating LLC
4.33%, 04/13/2025
(l)
4,306 4,315
US LIBOR + 2.00%
Clear Channel Holdings
5.67%, 08/07/2026
(l)
5,870 5,863
CSC Holdings LLC
4.44%, 07/17/2025
(l)
500 497
US LIBOR + 2.25%
4.70%, 01/25/2026
(l)
1,481 1,479
US LIBOR + 2.50%
Cumulus Media New Holdings Inc
6.62%, 05/15/2022
(l)
2,186 2,191
US LIBOR + 4.50%
Entercom Media Corp
4.89%, 11/17/2024
(l)
1,246 1,243
US LIBOR + 2.75%
EW Scripps Co/The
4.86%, 04/03/2026
(l)
2,494 2,493
US LIBOR + 2.75%
Gray Television Inc
4.58%, 02/02/2024
(l)
2,053 2,050
US LIBOR + 2.25%
4.83%, 11/02/2025
(l)
746 746
US LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
5.11%, 05/11/2021
(l)
3,598 3,498
US LIBOR + 3.00%
iHeartCommunications Inc
6.23%, 05/01/2026
(l)
7,033 7,049
US LIBOR + 4.00%
McGraw-Hill Global Education Holdings LLC
6.11%, 05/04/2022
(l)
2,769 2,616
US LIBOR + 4.00%
Mediacom Illinois LLC
3.89%, 02/15/2024
(l)
479 478
US LIBOR + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
86
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Meredith Corp
4.86%, 01/31/2025
(l)
$ 1,891 $ 1,893
US LIBOR + 2.75%
Midcontinent Communications
4.45%, 07/29/2026
(l)
1,200 1,204
US LIBOR + 2.25%
Mission Broadcasting Inc
4.48%, 01/17/2024
(l)
403 401
US LIBOR + 2.25%
Nexstar Broadcasting Inc
0.00%, 06/19/2026
(l),(m)
1,000 1,000
US LIBOR + 2.75%
4.37%, 01/17/2024
(l)
2,021 2,012
US LIBOR + 2.25%
Nielsen Finance LLC
4.21%, 10/04/2023
(l)
1,940 1,929
US LIBOR + 2.00%
Sinclair Television Group Inc
0.00%, 07/17/2026
(l),(m)
538 538
US LIBOR + 2.50%
4.37%, 01/03/2024
(l)
2,487 2,479
US LIBOR + 2.25%
4.70%, 07/17/2026
(l)
462 461
US LIBOR + 2.50%
Tribune Media Co
5.11%, 01/27/2024
(l)
2,053 2,049
US LIBOR + 3.00%
Ziggo BV
4.70%, 04/15/2025
(l)
2,150 2,134
US LIBOR + 2.50%
$ 52,492
Mining - 0.01%
Covia Holdings Corp
6.31%, 04/09/2025
(l)
282 231
US LIBOR + 3.75%
Miscellaneous Manufacturers - 0.06%
Gates Global LLC
4.86%, 03/31/2024
(l)
2,253 2,19 6
US LIBOR + 2.75%
Oil & Gas - 0.31%
California Resources Corp
6.87%, 11/14/2022
(l)
4,000 3,637
US LIBOR + 4.75%
12.49%, 12/31/2021
(l)
1,397 1,236
US LIBOR + 10.37%
Delek US Holdings Inc
4.58%, 03/14/2025
(l)
1,496 1,488
US LIBOR + 2.25%
Fieldwood Energy LLC
7.51%, 04/11/2022
(l)
3,929 3,443
US LIBOR + 5.25%
9.51%, 04/11/2023
(l)
2,651 1,986
US LIBOR + 7.25%
$ 11,790
Oil & Gas Services - 0.04%
McDermott Technology Americas Inc
7.11%, 04/04/2025
(l)
1,689 1,546
US LIBOR + 5.00%
Packaging & Containers - 0.28%
Berry Global Inc
4.45%, 01/19/2024
(l)
1,451 1,450
US LIBOR + 2.25%
4.70%, 05/15/2026
(l)
3,200 3,198
US LIBOR + 2.50%
Reynolds Group Holdings Inc
4.86%, 02/05/2023
(l)
5,849 5,843
US LIBOR + 2.75%
$ 10,491
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.55%
Bausch Health Americas Inc
4.95%, 11/14/2025
(l)
$ 2,683 $ 2,680
US LIBOR + 2.75%
5.20%, 05/19/2025
(l)
5,366 5,372
US LIBOR + 3.00%
Change Healthcare Holdings LLC
4.64%, 03/01/2024
(l)
6,734 6,656
US LIBOR + 2.50%
Grifols Worldwide Operations USA Inc
4.39%, 01/31/2025
(l)
4,379 4,381
US LIBOR + 2.25%
Mallinckrodt International Finance SA
0.00%, 09/24/2024
(l),(m)
1,013 784
US LIBOR + 2.75%
0.00%, 02/24/2025
(l),(m)
750 574
US LIBOR + 3.00%
Vizient Inc
4.61%, 05/17/2026
(l)
222 223
US LIBOR + 2.75%
$ 20,670
Pipelines - 0.11%
BCP Renaissance Parent LLC
5.76%, 10/31/2024
(l)
1,440 1,373
US LIBOR + 3.50%
Blackstone CQP Holdco LP
5.89%, 09/30/2024
(l)
1,550 1,550
US LIBOR + 3.50%
Traverse Midstream Partners LLC
6.26%, 09/21/2024
(l)
1,473 1,387
US LIBOR + 4.00%
$ 4,310
Real Estate - 0.13%
Brookfield Retail Holdings VII Sub 3 LLC
4.36%, 08/28/2023
(l)
4,238 4,116
US LIBOR + 2.50%
Realogy Group LLC
4.42%, 02/08/2025
(l)
971 935
US LIBOR + 2.25%
$ 5,051
REITs - 0.25%
Blackstone Mortgage Trust Inc
4.62%, 04/16/2026
(l)
1,500 1,504
US LIBOR + 2.50%
MGM Growth Properties Operating Partnership
LP
0.00%, 03/21/2025
(l),(m)
2,250 2,249
US LIBOR + 2.00%
Uniti Group LP
7.11%, 10/24/2022
(l)
5,924 5,718
US LIBOR + 5.00%
$ 9,471
Retail - 0.82%
1011778 BC ULC
4.37%, 02/16/2024
(l)
9,098 9,080
US LIBOR + 2.25%
Academy Ltd
6.23%, 07/01/2022
(l)
1,835 1,221
US LIBOR + 4.00%
Belk Inc
6.94%, 12/12/2022
(l)
2,961 2,301
US LIBOR + 4.75%
BJ's Wholesale Club Inc
4.94%, 02/03/2024
(l)
1,256 1,256
US LIBOR + 3.00%
Carrols Restaurant Group Inc
5.40%, 04/03/2026
(l)
2,000 1,932
US LIBOR + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
87
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
EG America LLC
6.33%, 02/07/2025
(l)
$ 1,234 $ 1,215
US LIBOR + 4.00%
Hudson's Bay Co
5.49%, 09/30/2022
(l)
879 878
US LIBOR + 3.25%
IRB Holding Corp
5.55%, 01/17/2025
(l)
247 245
US LIBOR + 3.25%
Neiman Marcus Group Ltd LLC
8.23%, 10/25/2023
(l)
1,014 826
US LIBOR + 6.00%
Petco Animal Supplies Inc
5.51%, 01/26/2023
(l)
2,315 1,651
US LIBOR + 3.25%
PetSmart Inc
6.21%, 03/11/2022
(l)
6,819 6,615
US LIBOR + 4.00%
Serta Simmons Bedding LLC
5.70%, 10/20/2023
(l)
2,135 1,417
US LIBOR + 3.50%
10.18%, 11/08/2024
(l)
470 204
US LIBOR + 8.00%
SRS Distribution Inc
5.36%, 05/19/2025
(l)
1,158 1,123
US LIBOR + 3.25%
Whatabrands LLC
5.52%, 07/17/2026
(l)
1,150 1,154
US LIBOR + 3.25%
$ 31,118
Semiconductors - 0.05%
Bright Bidco BV
5.76%, 06/30/2024
(l)
715 425
US LIBOR + 3.50%
Microchip Technology Inc
4.12%, 05/29/2025
(l)
575 574
US LIBOR + 2.00%
MKS Instruments Inc
4.36%, 01/18/2026
(l)
748 750
US LIBOR + 2.25%
ON Semiconductor Corp
3.86%, 03/31/2023
(l)
263 262
US LIBOR + 1.75%
$ 2,011
Software - 1.79%
Blackboard Inc
7.30%, 06/30/2021
(l)
2,521 2,511
US LIBOR + 5.00%
Boxer Parent Co Inc
6.58%, 10/02/2025
(l)
4,140 3,904
US LIBOR + 4.25%
Cengage Learning Inc
6.36%, 06/07/2023
(l)
5,294 5,065
US LIBOR + 4.25%
Ceridian HCM Holding Inc
5.11%, 04/04/2025
(l)
1,537 1,537
US LIBOR + 3.00%
DTI Holdco Inc
7.01%, 10/02/2023
(l)
801 733
US LIBOR + 4.75%
Dun & Bradstreet Corp/The
7.15%, 01/30/2026
(l)
1,000 1,002
US LIBOR + 5.00%
Dynatrace LLC
4.86%, 08/08/2025
(l)
676 676
US LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Epicor Software Corp
5.37%, 05/12/2022
(l)
$ 3,395 $ 3,390
US LIBOR + 3.25%
Evergreen Skills Lux Sarl
6.95%, 04/23/2021
(l)
5,042 4,201
US LIBOR + 4.75%
10.45%, 04/28/2022
(l)
804 265
US LIBOR + 8.25%
Finastra USA Inc
5.71%, 06/13/2024
(l)
4,360 4,201
US LIBOR + 3.50%
9.45%, 04/28/2025
(l)
200 195
US LIBOR + 7.25%
Greeneden US Holdings II LLC
5.45%, 12/01/2023
(l)
3,587 3,543
US LIBOR + 3.50%
Infor US Inc
5.08%, 02/01/2022
(l)
5,166 5,160
US LIBOR + 2.75%
Informatica LLC
5.36%, 08/05/2022
(l)
3,482 3,483
US LIBOR + 3.25%
Kronos Inc/MA
5.25%, 11/01/2023
(l)
1,506 1,504
US LIBOR + 3.00%
MA FinanceCo LLC
4.61%, 06/21/2024
(l)
598 580
US LIBOR + 2.50%
Project Boost Purchaser LLC
5.61%, 05/22/2026
(l)
1,750 1,732
US LIBOR + 3.50%
Rackspace Hosting Inc
5.29%, 11/03/2023
(l)
3,516 3,253
US LIBOR + 3.00%
RP Crown Parent LLC
4.86%, 10/12/2023
(l)
1,933 1,927
US LIBOR + 2.75%
Seattle SpinCo Inc
4.61%, 06/21/2024
(l)
4,039 3,918
US LIBOR + 2.50%
Sophia LP
5.58%, 09/30/2022
(l)
3,221 3,217
US LIBOR + 3.25%
SS&C European Holdings Sarl
4.36%, 04/16/2025
(l)
1,243 1,244
US LIBOR + 2.25%
SS&C Technologies Inc
4.36%, 04/16/2025
(l)
1,840 1,841
US LIBOR + 2.25%
4.36%, 04/16/2025
(l)
2,481 2,481
US LIBOR + 2.25%
TIBCO Software Inc
6.25%, 06/12/2026
(l)
4,194 4,190
US LIBOR + 4.00%
Ultimate Software Group Inc/The
6.08%, 04/08/2026
(l)
2,250 2,254
US LIBOR + 3.75%
$ 68,007
Telecommunications - 1.18%
Altice France SA/France
6.20%, 08/14/2026
(l)
3,970 3,932
US LIBOR + 4.00%
Avaya Inc
6.44%, 12/16/2024
(l)
4,768 4,679
US LIBOR + 4.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
88
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CenturyLink Inc
4.86%, 11/01/2022
(l)
$ 1,388 $ 1,387
US LIBOR + 2.75%
4.86%, 01/31/2025
(l)
5,823 5,736
US LIBOR + 2.75%
CommScope Inc
5.36%, 02/06/2026
(l)
1,500 1,491
US LIBOR + 3.25%
Consolidated Communications Inc
0.00%, 10/05/2023
(l),(m)
500 478
US LIBOR + 3.00%
Frontier Communications Corp
5.94%, 06/15/2024
(l)
3,294 3,254
US LIBOR + 3.75%
GTT Communications Inc
4.86%, 05/31/2025
(l)
1,675 1,342
US LIBOR + 2.75%
Intelsat Jackson Holdings SA
5.90%, 11/27/2023
(l)
6,176 6,170
US LIBOR + 3.75%
6.63%, 01/15/2024
(l)
2,425 2,447
Level 3 Financing Inc, Term Loan B
0.00%, 02/17/2024
(l),(m)
1,500 1,501
US LIBOR + 2.25%
Maxar Technologies Ltd
4.87%, 10/05/2024
(l)
2,132 1,863
US LIBOR + 2.75%
Plantronics Inc
4.61%, 06/02/2025
(l)
1,578 1,570
US LIBOR + 2.50%
Sprint Communications Inc
4.62%, 02/02/2024
(l)
4,337 4,306
US LIBOR + 2.50%
5.13%, 02/02/2024
(l)
2,488 2,481
US LIBOR + 3.00%
West Corp
5.61%, 10/10/2024
(l)
339 299
US LIBOR + 3.50%
6.11%, 10/10/2024
(l)
1,058 943
US LIBOR + 4.00%
Windstream Services LLC
4.62%, 03/08/2021
(l)
1,000 1,002
US LIBOR + 2.50%
$ 44,881
Transportation - 0.13%
CEVA Logistics Finance BV
7.33%, 08/04/2025
(l)
741 645
US LIBOR + 5.00%
Commercial Barge Line Co
10.86%, 11/12/2020
(l)
527 310
US LIBOR + 8.75%
HGIM Corp
8.03%, 07/02/2023
(l)
1,282 1,154
US LIBOR + 6.00%
Savage Enterprises LLC
6.21%, 08/01/2025
(l)
1,528 1,536
US LIBOR + 4.50%
XPO Logistics Inc
4.11%, 02/24/2025
(l)
1,144 1,145
US LIBOR + 2.00%
$ 4,790
TOTAL SENIOR FLOATING RATE INTERESTS $ 534,8 10
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 17.88%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.35%
2.00%, 10/31/2020
(j),(n)
$ 31,000 $ 30,945
US Treasury 3 Month Bill Money Market
Yield + 0.09%
2.07%, 01/31/2021
(j)
16,500 16,478
US Treasury 3 Month Bill Money Market
Yield + 0.23%
2.10%, 04/30/2021
(j),(n)
15,000 14,981
US Treasury 3 Month Bill Money Market
Yield + 0.28%
2.18%, 07/31/2021
(j)
11,600 11,596
US Treasury 3 Month Bill Money Market
Yield + 0.22%
2.50%, 06/30/2020
(j)
15,000 15,083
$ 89,083
U.S. Treasury Bill - 4.24%
1.83%, 02/13/2020
(o)
40,000 39,667
1.87%, 11/14/2019
(o)
10,000 9,961
2.02%, 01/09/2020
(j),(o)
12,500 12,417
2.39%, 09/12/2019
(o)
58,580 58,552
2.43%, 10/10/2019
(0)
40,100 40,018
$ 160,615
U.S. Treasury Inflation-Indexed Obligations - 11.29%
0.13%, 01/15/2022 13,567 13,480
0.13%, 04/15/2022 10,666 10,597
0.13%, 07/15/2022 19,218 19,197
0.13%, 01/15/2023 6,813 6,799
0.13%, 07/15/2024 12,067 12,165
0.13%, 07/15/2026 22,844 23,119
0.25%, 01/15/2025 17,739 17,959
0.25%, 07/15/2029 9,238 9,515
0.38%, 07/15/2023 17,331 17,555
0.38%, 07/15/2025 21,871 22,413
0.38%, 01/15/2027 15,523 15,945
0.38%, 07/15/2027 15,722 16,238
0.50%, 04/15/2024 2,336 2,384
0.50%, 01/15/2028 16,211 16,885
0.63%, 07/15/2021 5,099 5,129
0.63%, 04/15/2023 17,785 18,060
0.63%, 01/15/2024 14,261 14,612
0.63%, 01/15/2026 19,482 20,236
0.63%, 02/15/2043 7,974 8,493
0.75%, 07/15/2028 14,478 15,495
0.75%, 02/15/2042 7,642 8,387
0.75%, 02/15/2045 9,612 10,518
0.88%, 01/15/2029 29,234 31,668
0.88%, 02/15/2047 6,934 7,866
1.00%, 02/15/2046 7,563 8,780
1.00%, 02/15/2048 7,671 9,003
1.00%, 02/15/2049 6,637 7,859
1.38%, 02/15/2044 6,413 7,977
1.75%, 01/15/2028 3,129 3,580
2.00%, 01/15/2026 7,802 8,777
2.13%, 02/15/2040 2,609 3,588
2.13%, 02/15/2041 4,300 5,975
2.38%, 01/15/2025 2,328 2,617
2.38%, 01/15/2027 7,318 8,586
2.50%, 01/15/2029 6,303 7,767
3.38%, 04/15/2032 2,859 4,044
3.63%, 04/15/2028 3,574 4,675
$ 427,943
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 677,641
TOTAL PURCHASED OPTIONS - 0.02% $ 672
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.11% $ 4,277
TOTAL PURCHASED CAPPED OPTIONS - 0.00% 20
Total Investments $ 3,809,10 7
Other Assets and Liabilities -  (0.50)% (18, 836 )
TOTAL NET ASSETS - 100.00% $ 3,790, 271

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
89
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $141,782 or 3.74% of net assets.
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $591 or 0.02%
of net assets.
(g) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(h) Security is an Interest Only Strip.
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(m) This Senior Floating Rate Note will settle after August 31, 2019, at which time the interest rate will be determined.
(n) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,380 or 0.09% of net assets.
(o) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Government 26.39%
Energy 14.81%
Utilities 11.18%
Financial 11.03%
Basic Materials 8.98%
Consumer, Non-cyclical 6.43%
Industrial 5.96%
Consumer, Cyclical 3.49%
Communications 3.13%
Money Market Funds 3.05%
Mortgage Securities 3.02%
Technology 2.58%
Investment Companies 0.26%
Purchased Interest Rate Swaptions 0.11%
Diversified 0.06%
Purchased Options 0.02%
Purchased Capped Options 0.00%
Other Assets and Liabilities
(0.50)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 76,474 $ 2,607,660 $ 2,568,383 $ 115,751
$ 76,474 $ 2,607,660 $ 2,568,383 $ 115,751
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 2, 095 $ — $ — $ —
$ 2, 095 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Fieldwood Energy LLC 04/05/2018 $ 273 $ 348 0.01%
Gymboree Corp/The 08/18/2017 223 9 0.00%
Millennium Health LLC 12/21/2015 206 — 0.00%
Millennium Health LLC 03/15/2016 — 23 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 399 0.01%
Amounts in thousands.
Options
Purchased Options
Outstanding Counterparty
Contracts/
Shares
Notional
Amount Exercise Price
Expiration
Date
Upfront Payments/
(Premiums) Fair Value
Unrealized Appreciation/
(Depreciation)
Call - EUR versus GBP Deutsche Bank AG 1 EUR 2,185 EUR 0.95 11/29/2019 $ 28 $ 25 $ (3)
Call - EUR versus USD Morgan Stanley & Co 1 EUR 710 EUR 1.14 10/04/2019 118 17 (101)
Call - USD versus JPY JPMorgan Chase 1 $ 992 $ 112.10 09/17/2019 93 2 (91)
Put - NZD versus USD Morgan Stanley & Co 1 NZD 12,200 NZD 0.66 09/23/2019 32 396 364
Put - USD versus ZAR Morgan Stanley & Co 1 $ 3,930 $ 14.65 09/12/2019 27 3 (24)
Call - 90 Day Eurodollar
Future; March 2020
N/A 122 $ 305 $ 97.75 03/17/2020 20 216 196
Call - US 10 Year Note
Future; December 2019
N/A 10 $ 10 $ 132.00 11/25/2019 12 11 (1)
Call - US Treasury
Note, 10Yr Wk1 Future;
December 2019
N/A 3 $ 3 $ 132.50 09/09/2019 1 — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
90
Options (continued)
Purchased Options
Outstanding Counterparty
Contracts/
Shares
Notional
Amount Exercise Price
Expiration
Date
Upfront Payments/
(Premiums) Fair Value
Unrealized Appreciation/
(Depreciation)
Put - 90 Day Eurodollar
Future; September 2022
N/A 101 $ 253 $ 97.50 09/16/2019 $ 8 $ 1 $ (7)
Put - US Treasury Note,
10Yr Wk1 Future;
December 2019
N/A 3 $ 3 $ 131.50 09/09/2019 1 1 —
Total $ 340 $ 672 $ 332
Written Options
Outstanding Counterparty
Contracts/
Shares
Notional
Amount Exercise Price
Expiration
Date
Upfront Payments/
(Premiums) Fair Value
Unrealized Appreciation/
(Depreciation)
Call - AUD versus JPY Morgan Stanley & Co 1 AUD 9,050 AUD 73.05 09/19/2019 $ (35) $ (16) $ 19
Call - AUD versus JPY JPMorgan Chase 1 AUD 9,050 AUD 73.15 09/27/2019 (33) (19) 14
Call - AUD versus USD Morgan Stanley & Co 1 AUD 5,650 AUD 0.69 09/19/2019 (14) (5) 9
Call - EUR versus NZD TD Bank Financial
Group
1 EUR 5,610 EUR 1.75 09/23/2019 (36) (51) (15)
Call - NZD versus JPY Morgan Stanley & Co 1 NZD 11,790 NZD 69.10 09/19/2019 (44) (8) 36
Call - NZD versus USD Morgan Stanley & Co 1 NZD 18,300 NZD 0.69 09/23/2019 (48) — 48
Call - NZD versus USD JPMorgan Chase 1 NZD 6,010 NZD 0.65 09/25/2019 (14) (2) 12
Call - USD versus JPY JPMorgan Chase 1 $ 3,840 $ 107.20 09/27/2019 (16) (15) 1
Call - USD versus MXN Morgan Stanley & Co 1 $ 3,820 $ 20.10 09/18/2019 (25) (38) (13)
Put - NZD versus USD JPMorgan Chase 1 NZD 18,300 NZD 0.65 09/23/2019 (52) (413) (361)
Put - USD versus JPY Morgan Stanley & Co 1 $ 3,880 $ 104.00 09/18/2019 (18) (8) 10
Call - 90 Day Eurodollar
Future; March 2020
N/A 122 $ 305 $ 97.88 03/17/2020 (17) (182) (165)
Put - 90 Day Eurodollar
Future; September 2020
N/A 67 $ 168 $ 97.63 09/16/2019 (9) (1) 8
Total $ (36 1 ) $ (758) $ (397)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 23,301 2.10% 05/14/2020 $ 57 $ 184 $ 127
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 4,560 2.10% 05/14/2020 30 36 6
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 278 188
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 186 126
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,750 1.65% 08/16/2021 59 84 25
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 81 49
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 80 48
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 213 144
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.46% 08/17/2021 63 68 5
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,595 1.47% 02/24/2020 54 64 10
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,595 1.41% 02/28/2020 50 57 7
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 6 17 11
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 880 1.40% 02/19/2020 18 19 1
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 56 37
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 79 47
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 16,470 1.50% 06/02/2020 50 132 82
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 17,140 1.25% 08/11/2020 81 102 21

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
91
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 $ 12 $ 50 $ 38
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 492 1.85% 11/06/2019 15 42 27
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,633 1.60% 06/12/2020 70 117 47
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,510 2.52% 02/27/2020 49 275 226
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,985 3.21% 10/28/2019 60 461 401
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 4,985 3.17% 10/30/2019 64 453 389
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 6,660 3.09% 11/29/2019 86 583 497
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 4,560 2.10% 05/14/2020 2 1 (1)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 23,301 2.10% 05/14/2020 57 6 (51)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 8,460 2.10% 11/04/2019 4 1 (3)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,750 1.65% 08/16/2021 60 46 (14)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 24 (9)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,595 1.47% 02/24/2020 46 40 (6)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 59 17 (42)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.46% 08/17/2021 63 60 (3)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 90 25 (65)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 5 (98)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 560 3.05% 01/11/2029 32 15 (17)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 31 14 (17)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 56 (13)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 16 (3)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 5 (1)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 880 1.40% 02/19/2020 17 16 (1)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 34 (20)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,595 1.41% 02/28/2020 51 47 (4)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 15 (17)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 43 (45)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 29 (25)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 13 1 (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,390 3.80% 06/08/2021 55 3 (52)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,210 2.85% 05/10/2022 128 40 (88)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,510 2.52% 02/27/2020 50 1 (49)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,985 3.21% 10/28/2019 61 — (61)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
92
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 4,985 3.17% 10/30/2019 $ 63 $ — $ (63)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 6,660 3.09% 11/29/2019 86 — (86)
Total $ 2,584 $ 4,277 $ 1,693
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 19,950 1.76% 06/11/2020 $ (57) $ (106) $ (49)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 25,890 1.50% 04/07/2020 (36) (76) (40)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 25,890 1.50% 04/07/2020 (39) (76) (37)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 1.33% 08/06/2020 (6) (6) —
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,470 1.90% 12/11/2019 (11) (76) (65)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (226) (142)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,610 2.20% 06/12/2020 (57) (213) (156)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (73) (326) (253)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 10,251 0.12% 02/11/2020 (155) (251) (96)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,750 1.61% 08/14/2020 (43) (67) (24)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.42% 08/18/2020 (46) (50) (4)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,170 1.25% 08/20/2020 (37) (46) (9)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,595 1.47% 11/22/2019 (41) (49) (8)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 880 1.40% 11/18/2019 (13) (13) —
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,180 1.20% 08/18/2020 (40) (42) (2)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,595 1.42% 11/28/2019 (38) (43) (5)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,400 2.30% 11/04/2019 (8) (121) (113)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,300 2.01% 07/07/2020 (28) (85) (57)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,950 1.00% 06/02/2020 (45) (109) (64)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 12,970 2.46% 02/27/2020 (57) (294) (237)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 47,380 2.40% 02/25/2020 (144) (1,026) (882)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,340 3.30% 11/08/2019 (21) (160) (139)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (54) (237) (183)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,480 2.89% 04/15/2020 (54) (239) (185)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,750 2.94% 04/20/2020 (13) (58) (45)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 4,940 2.15% 09/04/2019 (5) (62) (57)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,010 2.00% 09/24/2019 (6) (52) (46)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 34,290 0.75% 08/11/2020 (65) (85) (20)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
93
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,000 1.37% 12/02/2019 $ (26) $ (23) $ 3
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 27,720 2.15% 05/28/2021 (78) (17) 61
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (42) (8) 34
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 19,950 1.76% 06/11/2020 (57) (16) 41
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 1.33% 08/06/2020 (6) (5) 1
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.31% 04/07/2020 (55) (2) 53
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.33% 04/07/2020 (56) (2) 54
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (63) (13) 50
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.42% 08/18/2020 (46) (43) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,470 2.40% 12/11/2019 (10) — 10
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (38) 102
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,433 2.65% 09/24/2019 (10) — 10
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (85) (43) 42
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (74) (7) 67
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,090 2.00% 08/04/2020 (16) (7) 9
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) (2) 4
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,750 1.61% 08/14/2020 (43) (29) 14
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (13) 4
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (9) (7) 2
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,010 2.30% 07/27/2020 (25) (6) 19
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,610 2.20% 06/12/2020 (57) (9) 48
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,000 2.75% 11/14/2019 (21) — 21
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,960 2.30% 06/16/2020 (28) (5) 23
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,595 1.47% 11/22/2019 (34) (27) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,170 1.65% 08/20/2020 (38) (33) 5
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (58) (2) 56
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) (2) 4
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,595 1.42% 11/28/2019 (39) (34) 5
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (9) 4
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 880 1.40% 11/18/2019 (13) (11) 2
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,360 2.55% 11/11/2019 (26) — 26
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (27) (18) 9
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,180 1.60% 08/18/2020 (41) (37) 4

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
94
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 1,730 2.25% 08/21/2024 $ (52) $ (50) $ 2
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,300 2.01% 07/07/2020 (29) (8) 21
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,400 2.80% 11/04/2019 (7) — 7
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (19) (11) 8
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (32) (18) 14
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (53) (26) 27
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (16) 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 8,350 3.50% 08/25/2020 (28) — 28
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,630 0.00% 07/20/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,950 0.11% 05/18/2021 (16) (2) 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,500 0.05% 07/06/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 07/02/2021 (6) (2) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (7) (2) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,200 0.00% 06/21/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,720 0.20% 01/24/2020 (7) — 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (13) (3) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.00% 06/28/2021 (6) (2) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (27) (2) 25
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 12,970 2.46% 02/27/2020 (57) (1) 56
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 10,110 0.10% 03/30/2021 (35) (3) 32
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,400 3.25% 12/30/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.15% 08/10/2021 (8) (7) 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (5) (4) 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 2,180 0.55% 12/22/2020 (8) — 8
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (27) (3) 24
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 3,460 2.80% 01/06/2020 (8) — 8
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,180 3.30% 09/09/2019 (15) — 15
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,340 3.30% 11/08/2019 (21) — 21
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,660 3.35% 06/01/2020 (20) — 20
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,100 3.15% 05/06/2020 (22) — 22
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (54) — 54

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
95
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 5,640 3.45% 06/09/2020 $ (23) $ — $ 23
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,580 3.50% 06/16/2020 (13) — 13
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,480 2.89% 04/15/2020 (54) — 54
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,750 2.94% 04/20/2020 (12) — 12
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 60,310 3.40% 02/25/2020 (229) — 229
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,030 2.90% 06/01/2020 (29) — 29
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,010 2.60% 09/24/2019 (4) — 4
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 4,940 2.55% 09/04/2019 (4) — 4
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive EUR 9,280 0.60% 12/15/2020 (35) — 35
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 3,970 2.55% 10/14/2019 (4) — 4
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 7,790 0.15% 04/20/2021 (28) (2) 26
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 3,140 0.08% 06/01/2021 (9) (1) 8
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 3,970 2.55% 10/11/2019 (4) — 4
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,650 2.85% 06/12/2020 (23) (5) 18
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 3,140 0.00% 07/28/2020 (9) (4) 5
Total $ (3,671) $ (4,841) $ (1,170)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; January 2020
(a)
Long 220 $ 12,742 $ 19
Brent Crude; November 2019
(a)
Long 2 118 (13)
Canada 10 Year Bond; December 2019 Long 57 6,211 (20)
Cocoa; December 2019
(a)
Long 545 12,110 40
Coffee 'C'; December 2019
(a)
Long 9 327 6
Copper; December 2019
(a)
Long 237 15,118 (208)
Corn; December 2019
(a)
Long 347 6,415 (98)
Cotton No.2; December 2019
(a)
Short 276 8,119 1,142
Euro Bund 10 Year Bund; September 2019 Short 36 7,086 (66)
Euro Buxl 30 Year Bond; September 2019 Short 11 2,712 (339)
Euro-BTP; September 2019 Short 91 14,533 (1,546)
Euro-Oat; September 2019 Short 9 1,685 (37)
Feeder Cattle; January 2020
(a)
Long 28 1,799 (157)
Feeder Cattle; October 2019
(a)
Long 66 4,316 (379)
Gasoline RBOB; November 2019
(a)
Short 165 10,414 318
Gold 100 oz; December 2019
(a)
Long 174 26,612 3,150
Japan 10 Year Bond TSE; September 2019 Short 11 16,070 (184)
KC HRW Wheat; December 2019
(a)
Short 673 13,367 838
Lean Hogs; October 2019
(a)
Short 209 5,311 31
Live Cattle; October 2019
(a)
Short 206 8,151 836
LME Lead; December 2019
(a)
Long 149 7,519 (191)
LME Lead; September 2019
(a)
Short — — 515
LME Nickel; December 2019
(a)
Long 25 2,684 628
LME Nickel; November 2019
(a)
Short — — 191
LME Nickel; September 2019
(a)
Short — — (1,092)
LME PRI Alum; November 2019
(a)
Short 297 13,001 198
LME PRI Alum; September 2019
(a)
Short — — (820)
LME Zinc; December 2019
(a)
Long 332 18,293 (3,726)
LME Zinc; September 2019
(a)
Short — — (22)
Low Sulphur Gasoline; November 2019
(a)
Long 257 14,379 (173)
Natural Gas; November 2019
(a)
Long 87 2,022 76

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
96
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
NY Harb ULSD; November 2019
(a)
Short 157 $ 12,130 $ 24
Palladium; December 2019
(a)
Long 26 4,002 264
Platinum; October 2019
(a)
Long 378 17,609 1,969
Silver; December 2019
(a)
Long 114 10,455 1,692
Soybean Meal; December 2019
(a)
Long 793 23,417 (224)
Soybean Oil; December 2019
(a)
Long 701 12,117 (214)
Soybean; November 2019
(a)
Long 89 3,867 19
Sugar #11; October 2019
(a)
Long 738 9,208 (757)
US 10 Year Note; December 2019 Short 78 10,274 (12)
US 10 Year Ultra Note; December 2019 Short 208 30,043 (26)
US 2 Year Note; December 2019 Long 470 101,575 19
US 5 Year Note; December 2019 Long 109 13,077 —
US Ultra Bond; December 2019 Short 1 197 —
Wheat; December 2019
(a)
Short 70 1,619 (2)
Wheat; March 2020
(a)
Long 20 470 (7)
WTI Crude; November 2019
(a)
Long 656 36,008 (204)
Total $ 1,458
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/05/2019 EUR 15,741 $ 17,311 $ — $ (10)
Bank of America NA 09/05/2019 $ 135 EUR 120 3 —
Bank of America NA 09/05/2019 NZD 4,042 $ 2,564 — (17)
Bank of America NA 09/18/2019 $ 626 AUD 900 19 —
Bank of America NA 09/18/2019 AUD 870 $ 589 — (3)
Bank of America NA 09/18/2019 CAD 2,140 $ 1,615 — (7)
Bank of America NA 09/18/2019 EUR 550 $ 625 — (20)
Bank of America NA 10/03/2019 $ 17,350 EUR 15,741 13 —
Barclays Bank PLC 10/10/2019 $ 1,531 AUD 2,268 2 —
Barclays Bank PLC 10/10/2019 $ 1,537 GBP 1,264 — (3)
Barclays Bank PLC 10/10/2019 GBP 2,803 $ 3,502 — (87)
Barclays Bank PLC 10/10/2019 $ 1,544 GBP 1,257 12 —
Barclays Bank PLC 10/10/2019 CAD 11,778 $ 8,936 — (84)
Barclays Bank PLC 10/10/2019 $ 1,537 CAD 2,041 3 —
Barclays Bank PLC 10/10/2019 EUR 9,267 $ 10,449 — (237)
Barclays Bank PLC 10/10/2019 $ 8,017 EUR 7,142 146 —
Barclays Bank PLC 10/10/2019 $ 3,111 JPY 327,446 20 —
Barclays Bank PLC 10/10/2019 MXN 76,700 $ 3,958 — (154)
Barclays Bank PLC 10/10/2019 NZD 6,090 $ 3,921 — (81)
Barclays Bank PLC 10/10/2019 RUB 103,701 $ 1,560 — (13)
Barclays Bank PLC 10/10/2019 $ 1,537 SEK 14,809 24 —
Barclays Bank PLC 10/10/2019 SEK 14,880 $ 1,544 — (24)
Barclays Bank PLC 10/10/2019 CHF 1,528 $ 1,583 — (33)
Barclays Bank PLC 10/10/2019 $ 8,946 CHF 8,615 209 —
BMO Capital Markets 09/18/2019 CAD 640 $ 482 — (1)
BMO Capital Markets 09/18/2019 $ 481 JPY 51,159 — (1)
BNP Paribas 09/05/2019 EUR 565 $ 633 — (12)
BNP Paribas 09/05/2019 $ 20,005 EUR 17,904 326 —
Citigroup Inc 09/05/2019 GBP 213 $ 261 — (2)
Citigroup Inc 09/05/2019 $ 348 EUR 312 5 —
Citigroup Inc 09/05/2019 EUR 263 $ 292 — (3)
Citigroup Inc 09/05/2019 $ 16,218 JPY 1,756,586 — (318)
Citigroup Inc 09/18/2019 GBP 490 $ 625 — (28)
Citigroup Inc 09/18/2019 $ 25 GBP 20 1 —
Citigroup Inc 09/18/2019 $ 600 CAD 787 9 —
Citigroup Inc 09/18/2019 $ 624 JPY 67,259 — (10)
Citigroup Inc 09/18/2019 JPY 2,732 $ 26 — —
Deutsche Bank AG 09/05/2019 EUR 1,812 $ 2,014 — (22)
Deutsche Bank AG 10/03/2019 EUR 324 $ 358 — (1)
Deutsche Bank AG 10/10/2019 AUD 3,470 $ 2,402 — (63)
Deutsche Bank AG 10/10/2019 CAD 2,380 $ 1,811 — (22)
Deutsche Bank AG 10/10/2019 EUR 630 $ 706 — (12)
Deutsche Bank AG 10/10/2019 $ 14,299 JPY 1,547,090 — (305)
Deutsche Bank AG 10/10/2019 $ 5,060 NOK 43,341 297 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
97
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 09/05/2019 $ 152 GBP 126 $ — $ (1)
Goldman Sachs & Co 09/05/2019 $ 373 EUR 333 7 —
Goldman Sachs & Co 09/05/2019 JPY 356,590 $ 3,395 — (38)
Goldman Sachs & Co 09/05/2019 $ 175 NZD 272 4 —
Goldman Sachs & Co 09/05/2019 NZD 3,291 $ 2,122 — (48)
HSBC Securities Inc 09/05/2019 $ 6,333 JPY 669,053 35 —
HSBC Securities Inc 09/05/2019 NZD 12,111 $ 7,676 — (45)
HSBC Securities Inc 09/05/2019 $ 12,507 NZD 18,942 571 —
HSBC Securities Inc 09/18/2019 AUD 895 $ 630 — (27)
HSBC Securities Inc 09/18/2019 CAD 784 $ 600 — (11)
HSBC Securities Inc 09/18/2019 $ 629 EUR 550 24 —
HSBC Securities Inc 10/03/2019 $ 7,683 NZD 12,111 48 —
JPMorgan Chase 09/18/2019 $ 586 GBP 470 14 —
JPMorgan Chase 09/18/2019 JPY 63,218 $ 587 9 —
JPMorgan Chase 10/03/2019 $ 382 NZD 604 1 —
JPMorgan Chase 10/09/2019 $ 4,070 TWD 126,028 33 —
JPMorgan Chase 10/09/2019 $ 7,687 TWD 240,680 — (22)
JPMorgan Chase 10/09/2019 TWD 152,196 $ 4,879 — (4)
JPMorgan Chase 10/09/2019 TWD 252,522 $ 8,006 82 —
JPMorgan Chase 10/10/2019 AUD 62,731 $ 43,299 — (1,016)
JPMorgan Chase 10/10/2019 AUD 2,284 $ 1,540 — —
JPMorgan Chase 10/10/2019 $ 16,030 AUD 22,984 538 —
JPMorgan Chase 10/10/2019 $ 3,522 GBP 2,814 93 —
JPMorgan Chase 10/10/2019 GBP 1,295 $ 1,586 — (8)
JPMorgan Chase 10/10/2019 $ 1,531 GBP 1,260 — (4)
JPMorgan Chase 10/10/2019 $ 24,303 CAD 32,068 200 —
JPMorgan Chase 10/10/2019 $ 14,767 CAD 19,771 — (93)
JPMorgan Chase 10/10/2019 CAD 11,843 $ 9,024 — (122)
JPMorgan Chase 10/10/2019 COP 6,576,126 $ 2,004 — (94)
JPMorgan Chase 10/10/2019 $ 50,124 EUR 44,532 1,049 —
JPMorgan Chase 10/10/2019 EUR 39,412 $ 44,382 — (949)
JPMorgan Chase 10/10/2019 INR 138,156 $ 2,000 — (83)
JPMorgan Chase 10/10/2019 $ 13,714 JPY 1,475,279 — (212)
JPMorgan Chase 10/10/2019 JPY 3,536,110 $ 32,933 447 —
JPMorgan Chase 10/10/2019 JPY 656,052 $ 6,216 — (23)
JPMorgan Chase 10/10/2019 $ 3,956 MXN 78,016 86 —
JPMorgan Chase 10/10/2019 MXN 156,591 $ 7,916 — (149)
JPMorgan Chase 10/10/2019 NZD 15,563 $ 10,151 — (338)
JPMorgan Chase 10/10/2019 NZD 13,357 $ 8,422 — —
JPMorgan Chase 10/10/2019 $ 13,939 NZD 21,019 686 —
JPMorgan Chase 10/10/2019 $ 1,583 NOK 14,081 36 —
JPMorgan Chase 10/10/2019 NOK 176,131 $ 20,424 — (1,067)
JPMorgan Chase 10/10/2019 $ 2,013 PLN 7,645 90 —
JPMorgan Chase 10/10/2019 $ 1,538 SGD 2,129 3 —
JPMorgan Chase 10/10/2019 $ 5,110 ZAR 72,841 328 —
JPMorgan Chase 10/10/2019 $ 480 KRW 566,933 11 —
JPMorgan Chase 10/10/2019 KRW 2,351,368 $ 2,008 — (63)
JPMorgan Chase 10/10/2019 SEK 82,689 $ 8,931 — (483)
JPMorgan Chase 10/10/2019 $ 8,259 SEK 76,676 425 —
JPMorgan Chase 10/10/2019 CHF 27,649 $ 28,403 — (364)
JPMorgan Chase 10/10/2019 CHF 1,846 $ 1,867 5 —
JPMorgan Chase 10/10/2019 $ 27,090 CHF 26,381 337 —
Morgan Stanley & Co 09/05/2019 $ 150 NZD 230 5 —
Morgan Stanley & Co 10/09/2019 $ 7,940 TWD 246,707 38 —
Morgan Stanley & Co 10/10/2019 AUD 2,266 $ 1,534 — (7)
Morgan Stanley & Co 10/10/2019 $ 14,614 AUD 21,148 359 —
Morgan Stanley & Co 10/10/2019 GBP 1,260 $ 1,531 4 —
Morgan Stanley & Co 10/10/2019 RUB 516,657 $ 7,907 — (199)
Morgan Stanley & Co 10/10/2019 CAD 9,433 $ 7,148 — (58)
Morgan Stanley & Co 10/10/2019 CAD 4,192 $ 3,150 1 —
Morgan Stanley & Co 10/10/2019 $ 7,674 CAD 10,215 — (4)
Morgan Stanley & Co 10/10/2019 $ 1,538 CLP 1,094,748 20 —
Morgan Stanley & Co 10/10/2019 $ 38,805 EUR 34,584 693 —
Morgan Stanley & Co 10/10/2019 EUR 50,186 $ 56,409 — (1,102)
Morgan Stanley & Co 10/10/2019 IDR 91,465,200 $ 6,480 — (67)
Morgan Stanley & Co 10/10/2019 $ 22,866 JPY 2,447,234 — (235)
Morgan Stanley & Co 10/10/2019 JPY 166,829 $ 1,576 — (1)
Morgan Stanley & Co 10/10/2019 JPY 1,421,258 $ 13,395 21 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
98
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 10/10/2019 $ 9,269 JPY 977,991 $ 37 $ —
Morgan Stanley & Co 10/10/2019 $ 8,075 MXN 156,227 326 —
Morgan Stanley & Co 10/10/2019 NZD 20,722 $ 13,655 — (589)
Morgan Stanley & Co 10/10/2019 $ 1,530 NZD 2,409 11 —
Morgan Stanley & Co 10/10/2019 NOK 34,760 $ 3,850 — (30)
Morgan Stanley & Co 10/10/2019 $ 7,870 RUB 523,520 60 —
Morgan Stanley & Co 10/10/2019 $ 1,538 RUB 103,431 — (5)
Morgan Stanley & Co 10/10/2019 $ 5,115 ZAR 72,912 329 —
Morgan Stanley & Co 10/10/2019 $ 7,454 SEK 68,708 434 —
Morgan Stanley & Co 10/10/2019 $ 10,739 CHF 10,396 196 —
Morgan Stanley & Co 10/10/2019 $ 9,620 CHF 9,499 — (13)
Morgan Stanley & Co 10/10/2019 CHF 15,246 $ 15,539 — (79)
Nomura Securities 09/05/2019 $ 253 GBP 207 1 —
Royal Bank of Scotland 09/05/2019 $ 241 GBP 199 — (1)
Royal Bank of Scotland 09/18/2019 CAD 795 $ 598 — (1)
Royal Bank of Scotland 09/18/2019 $ 605 CAD 806 — —
Royal Bank of Scotland 09/18/2019 $ 598 EUR 540 4 —
Royal Bank of Scotland 09/18/2019 EUR 540 $ 605 — (11)
Standard Chartered Bank, Hong Kong 09/05/2019 GBP 79 $ 96 — —
Standard Chartered Bank, Hong Kong 09/05/2019 $ 121 EUR 109 1 —
Standard Chartered Bank, Hong Kong 09/05/2019 JPY 2,010,228 $ 18,887 37 —
Standard Chartered Bank, Hong Kong 10/03/2019 $ 96 GBP 79 — —
Standard Chartered Bank, Hong Kong 10/03/2019 $ 18,927 JPY 2,010,228 — (39)
Toronto Dominion Bank 10/10/2019 AUD 4,657 $ 3,156 — (17)
Toronto Dominion Bank 10/10/2019 $ 1,957 INR 138,712 32 —
Toronto Dominion Bank 10/10/2019 $ 5,478 AUD 8,040 59 —
Toronto Dominion Bank 10/10/2019 $ 1,536 AUD 2,281 — (2)
Toronto Dominion Bank 10/10/2019 $ 1,580 GBP 1,298 — (1)
Toronto Dominion Bank 10/10/2019 CAD 5,115 $ 3,843 2 —
Toronto Dominion Bank 10/10/2019 $ 4,858 TWD 152,753 — (35)
Toronto Dominion Bank 10/10/2019 $ 3,960 CAD 5,270 — (1)
Toronto Dominion Bank 10/10/2019 $ 19,567 CAD 25,922 84 —
Toronto Dominion Bank 10/10/2019 $ 2,011 COP 6,652,662 79 —
Toronto Dominion Bank 10/10/2019 $ 40,632 EUR 36,019 938 —
Toronto Dominion Bank 10/10/2019 EUR 19,784 $ 22,194 — (392)
Toronto Dominion Bank 10/10/2019 $ 1,575 JPY 166,525 3 —
Toronto Dominion Bank 10/10/2019 JPY 1,151,701 $ 10,924 — (52)
Toronto Dominion Bank 10/10/2019 MXN 174,065 $ 8,953 — (319)
Toronto Dominion Bank 10/10/2019 $ 8,807 MXN 173,138 219 —
Toronto Dominion Bank 10/10/2019 $ 11,044 NZD 16,436 680 —
Toronto Dominion Bank 10/10/2019 NZD 6,000 $ 3,941 — (158)
Toronto Dominion Bank 10/10/2019 $ 9,450 NOK 84,716 139 —
Toronto Dominion Bank 10/10/2019 NOK 112,956 $ 12,667 — (253)
Toronto Dominion Bank 10/10/2019 PLN 7,624 $ 2,012 — (95)
Toronto Dominion Bank 10/10/2019 ZAR 146,280 $ 9,745 — (142)
Toronto Dominion Bank 10/10/2019 $ 1,529 KRW 1,808,518 33 —
Toronto Dominion Bank 10/10/2019 $ 1,259 SEK 11,880 4 4 —
Toronto Dominion Bank 10/10/2019 SEK 111,884 $ 11,898 — (467)
Toronto Dominion Bank 10/10/2019 CHF 12,976 $ 13,371 — (21 2 )
UBS AG 09/18/2019 $ 588 AUD 870 1 —
UBS AG 09/18/2019 EUR 950 $ 1,061 — (1 5 )
Total $ 11,14 1 $ (11,4 39 )
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.54% Semiannual Quarterly N/A 08/30/2049 $ 60 $ — $ — $ —
3 Month USD LIBOR Pay 2.17% Quarterly Semiannual N/A 11/18/2021 1,610 24 — 24
3 Month USD LIBOR Pay 2.17% Quarterly Semiannual N/A 08/19/2021 2,510 32 — 32
3 Month USD LIBOR Pay 2.16% Quarterly Semiannual N/A 08/19/2021 2,510 31 — 31
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 460 45 — 45
3 Month USD LIBOR Pay 2.24% Quarterly Semiannual N/A 08/22/2021 3,280 46 — 46
3 Month USD LIBOR Pay 2.12% Quarterly Semiannual N/A 11/26/2021 2,020 29 — 29
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 08/15/2021 2,505 33 — 33

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
99
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.09% Quarterly Semiannual N/A 11/26/2021 $ 1,010 $ 14 $ — $ 14
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 08/09/2029 335 4 — 4
3 Month USD LIBOR Pay 1.21% Quarterly Semiannual N/A 09/02/2021 1,230 — — —
3 Month USD LIBOR Pay 1.96% Quarterly Semiannual N/A 12/03/2021 3,000 34 — 34
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (89) — (89)
3 Month USD LIBOR Pay 2.00% Quarterly Semiannual N/A 12/03/2021 1,840 22 — 22
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 6,080 58 — 58
3 Month USD LIBOR Pay 2.09% Quarterly Semiannual N/A 11/26/2021 1,010 14 — 14
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 08/15/2021 2,505 33 — 33
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/09/2021 770 — — —
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/12/2021 1,000 17 — 17
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 2,130 37 — 37
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 04/28/2022 1,690 32 — 32
3 Month USD LIBOR Pay 2.23% Quarterly Semiannual N/A 05/01/2022 1,010 20 — 20
3 Month USD LIBOR Pay 2.31% Quarterly Semiannual N/A 11/04/2021 2,000 35 — 35
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/09/2029 168 2 — 2
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/05/2021 2,000 34 — 34
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 2,000 33 — 33
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 2,000 34 — 34
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 11/05/2021 1,500 (28) — (28)
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 05/07/2022 12,600 (263) — (263)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 11/05/2021 3,000 (57) — (57)
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 11/05/2021 1,993 (37) — (37)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/09/2021 770 — — —
3 Month USD LIBOR Pay 2.30% Quarterly Semiannual N/A 11/12/2021 1,000 18 (1) 17
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/12/2021 1,000 17 — 17
3 Month USD LIBOR Pay 2.01% Quarterly Semiannual N/A 07/02/2021 6,090 50 1 51
3 Month USD LIBOR Pay 1.82% Quarterly Semiannual N/A 09/05/2021 860 5 — 5
3 Month USD LIBOR Pay 1.40% Quarterly Semiannual N/A 02/10/2022 2,000 4 — 4
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 09/09/2021 800 4 — 4
3 Month USD LIBOR Pay 1.86% Quarterly Semiannual N/A 11/07/2049 180 14 — 14
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (17) — (17)
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 01/07/2022 1,540 9 — 9
3 Month USD LIBOR Receive 1.72% Semiannual Quarterly N/A 07/07/2021 3,100 (13) — (13)
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 07/07/2021 3,100 (13) — (13)
3 Month USD LIBOR Receive 1.94% Semiannual Quarterly N/A 07/11/2021 770 (5) — (5)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 07/11/2021 770 (5) — (5)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (115) — (115)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 107 — 107
3 Month USD LIBOR Pay 1.79% Quarterly Semiannual N/A 07/12/2024 1,260 28 — 28
3 Month USD LIBOR Pay 1.72% Quarterly Semiannual N/A 07/14/2021 18,620 81 — 81
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 07/14/2022 9,380 (97) — (97)
3 Month USD LIBOR Pay 1.33% Quarterly Semiannual N/A 08/07/2021 570 — — —
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 08/07/2021 3,050 5 — 5
3 Month USD LIBOR Receive 1.75% Semiannual Quarterly N/A 08/04/2021 12,340 (60) — (60)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 09/30/2021 3,260 (13) — (13)
3 Month USD LIBOR Pay 1.98% Quarterly Semiannual N/A 08/05/2029 1,340 74 — 74
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 07/30/2029 730 40 — 40
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (10) — (10)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 06/07/2021 1,226 6 — 6
3 Month USD LIBOR Pay 1.65% Quarterly Semiannual N/A 08/08/2029 830 20 — 20
3 Month USD LIBOR Receive 1.75% Semiannual Quarterly N/A 06/09/2021 300 (1) — (1)
3 Month USD LIBOR Receive 1.88% Semiannual Quarterly N/A 09/12/2021 2,880 (21) — (21)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 24,700 (115) — (115)
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 780 (161) — (161)
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 3,870 39 — 39
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 12/16/2024 1,580 (46) — (46)
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 08/08/2049 120 (10) — (10)
3 Month USD LIBOR Receive 1.79% Semiannual Quarterly N/A 06/20/2024 1,230 (27) — (27)
3 Month USD LIBOR Pay 1.62% Quarterly Semiannual N/A 06/16/2021 1,240 4 — 4
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 08/07/2021 2,650 2 — 2
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 06/23/2021 6,150 13 — 13
3 Month USD LIBOR Pay 1.59% Quarterly Semiannual N/A 12/24/2021 960 4 — 4
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 210 14 — 14
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 09/24/2021 2,930 (8) — (8)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 12,110 237 — 237
3 Month USD LIBOR Receive 2.28% Semiannual Quarterly N/A 04/27/2021 11,140 (102) — (102)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
100
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.26% Quarterly Semiannual N/A 04/28/2022 $ 843 $ 17 $ — $ 17
3 Month USD LIBOR Pay 2.62% Quarterly Semiannual N/A 02/14/2025 3,160 209 — 209
3 Month USD LIBOR Receive 2.58% Semiannual Quarterly N/A 02/14/2022 6,380 (158) — (158)
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 940 (312) — (312)
3 Month USD LIBOR Receive 2.55% Semiannual Quarterly N/A 02/16/2023 2,020 (54) — (54)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/28/2022 842 17 — 17
3 Month USD LIBOR Receive 2.52% Semiannual Quarterly N/A 02/13/2022 6,420 (152) — (152)
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 08/18/2021 2,620 1 — 1
3 Month USD LIBOR Pay 2.48% Quarterly Semiannual N/A 02/11/2022 1,025 24 — 24
3 Month USD LIBOR Pay 2.51% Quarterly Semiannual N/A 02/11/2022 1,025 24 — 24
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 (1) — (1)
3 Month USD LIBOR Receive 2.50% Semiannual Quarterly N/A 02/08/2023 2,780 (72) — (72)
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/09/2023 1,710 45 — 45
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,620 1,353 (35) 1,318
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 11,040 (715) 11 (704)
3 Month USD LIBOR Pay 2.50% Quarterly Semiannual N/A 02/24/2022 1,035 24 — 24
3 Month USD LIBOR Receive 2.58% Semiannual Quarterly N/A 02/07/2022 2,860 (71) — (71)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 08/19/2049 210 (2) — (2)
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 08/19/2029 560 2 — 2
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/19/2049 210 (1) — (1)
3 Month USD LIBOR Pay 1.41% Quarterly Semiannual N/A 08/19/2029 560 1 — 1
3 Month USD LIBOR Pay 2.83% Quarterly Semiannual N/A 12/17/2022 1,251 40 — 40
3 Month USD LIBOR Receive 3.05% Semiannual Quarterly N/A 11/29/2023 4,522 (320) — (320)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 4,970 (3) — (3)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 (4) — (4)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/28/2029 160 (3) — (3)
3 Month USD LIBOR Pay 1.42% Quarterly Semiannual N/A 08/28/2029 1,180 3 — 3
3 Month USD LIBOR Pay 1.42% Quarterly Semiannual N/A 08/28/2029 320 1 — 1
3 Month USD LIBOR Receive 1.40% Semiannual Quarterly N/A 05/15/2029 1,790 (8) — (8)
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 09/02/2021 2,470 — — —
3 Month USD LIBOR Pay 1.23% Quarterly Semiannual N/A 09/02/2021 2,470 — — —
3 Month USD LIBOR Receive 2.53% Semiannual Quarterly N/A 02/07/2023 4,500 (119) — (119)
3 Month USD LIBOR Pay 2.46% Quarterly Semiannual N/A 02/28/2022 2,070 47 — 47
3 Month USD LIBOR Pay 2.57% Quarterly Semiannual N/A 02/13/2025 3,340 213 — 213
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 08/16/2049 280 (6) — (6)
3 Month USD LIBOR Pay 2.15% Quarterly Semiannual N/A 03/30/2022 1,040 18 — 18
3 Month USD LIBOR Pay 2.06% Quarterly Semiannual N/A 03/31/2022 1,720 27 — 27
3 Month USD LIBOR Receive 2.48% Semiannual Quarterly N/A 03/02/2022 3,420 (80) — (80)
3 Month USD LIBOR Pay 2.18% Quarterly Semiannual N/A 03/29/2024 4,470 169 — 169
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 04/03/2025 1,680 (87) — (87)
3 Month USD LIBOR Receive 2.25% Semiannual Quarterly N/A 04/06/2022 1,880 (36) — (36)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 03/24/2022 1,920 37 — 37
3 Month USD LIBOR Pay 2.24% Quarterly Semiannual N/A 04/06/2022 1,950 37 — 37
3 Month USD LIBOR Receive 2.34% Semiannual Quarterly N/A 04/17/2022 2,610 (56) — (56)
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 04/20/2022 3,140 (68) — (68)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 04/21/2022 1,240 (27) — (27)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 08/09/2029 360 (5) — (5)
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 04/28/2022 1,685 34 — 34
3 Month USD LIBOR Pay 2.24% Quarterly Semiannual N/A 04/28/2022 1,685 33 — 33
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 04/15/2022 2,080 39 — 39
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 1,590 176 — 176
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 03/29/2030 2,300 (215) — (215)
3 Month USD LIBOR Pay 2.43% Quarterly Semiannual N/A 03/23/2022 2,095 48 — 48
3 Month USD LIBOR Receive 1.64% Semiannual Quarterly N/A 08/16/2049 70 (2) — (2)
3 Month USD LIBOR Receive 2.54% Semiannual Quarterly N/A 03/05/2023 3,420 (92) — (92)
3 Month USD LIBOR Receive 2.62% Semiannual Quarterly N/A 03/06/2025 680 (45) — (45)
3 Month USD LIBOR Pay 2.46% Quarterly Semiannual N/A 03/10/2022 1,560 36 — 36
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 5,700 (140) — (140)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 (2) — (2)
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 08/15/2049 300 13 — 13
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/04/2021 3,850 10 — 10
3 Month USD LIBOR Pay 2.43% Quarterly Semiannual N/A 03/23/2022 2,095 47 — 47
6 Month Euro Interbank Offered Rate Receive (0.56)% Annual Semiannual N/A 08/16/2021 EUR 15,335 2 — 2
6 Month Euro Interbank Offered Rate Receive (0.57)% Annual Semiannual N/A 08/20/2021 15,205 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 830 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 700 — — —
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 5,450 (32) — (32)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
101
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 EUR 7,870 $ (49) $ 1 $ (48)
6 Month GBP LIBOR Pay 0.72% Semiannual Semiannual N/A 08/16/2021 GBP 13,950 19 — 19
6 Month GBP LIBOR Pay 0.68% Semiannual Semiannual N/A 08/15/2021 13,950 5 2 7
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 JPY 11,470 (6) — (6)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 — — —
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (4) — (4)
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 8,220 (9) — (9)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 8,330 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.84% Annual Annual N/A 08/14/2029 $ 1,460 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 760 20 — 20
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 5,460 (26) 1 (25)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 2,390 (11) — (11)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 05/30/2029 3,160 (54) — (54)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.01% Annual Annual N/A 04/23/2024 2,110 (36) — (36)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.15% Annual Annual N/A 03/05/2029 4,695 174 1 175
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.16% Annual Annual N/A 10/30/2023 5,270 149 — 149
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 5,270 (273) — (273)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.90% Annual Annual N/A 02/12/2024 3,930 (53) 1 (52)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.01% Annual Annual N/A 04/24/2024 3,175 (55) — (55)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.98% Annual Annual N/A 05/02/2022 4,280 (46) — (46)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 13,823 (92) 1 (91)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/08/2022 5,825 (47) — (47)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.94% Annual Annual N/A 06/05/2029 3,015 31 15 46
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 5,860 (74) — (74)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.86% Annual Annual N/A 06/21/2029 2,960 (24) — (24)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 05/10/2021 17,627 (81) (14) (95)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.39% Annual Annual N/A 06/15/2049 EUR 695 4 (3) 1
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.09% Annual Annual N/A 08/15/2029 1,170 11 — 11
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.16% Annual Annual N/A 05/15/2029 2,585 37 — 37
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.40% Annual Annual N/A 08/15/2049 505 4 — 4
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 4,285 (157) 3 (154)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 03/15/2024 4,285 68 (1) 67
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.30% Annual Annual N/A 01/15/2029 2,110 (86) 2 (84)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.05% Annual Annual N/A 08/15/2029 1,970 (10) — (10)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.33% Annual Annual N/A 03/15/2029 3,880 (162) 3 (159)
New Zealand Bank Bill 3 Month FRA Receive 2.59% Semiannual Quarterly N/A 03/20/2029 NZD 651 (55) 3 (52)
New Zealand Bank Bill 3 Month FRA Receive 2.55% Semiannual Quarterly N/A 03/20/2029 3,335 (272) 12 (260)
New Zealand Bank Bill 3 Month FRA Receive 2.58% Semiannual Quarterly N/A 03/20/2029 1,219 (102) 5 (97)
New Zealand Bank Bill 3 Month FRA Receive 2.80% Semiannual Quarterly N/A 03/20/2029 10,753 (1,047) 51 (996)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
102
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
New Zealand Bank Bill 3 Month FRA Pay 1.27% Quarterly Semiannual N/A 08/15/2029 NZD 8,145 $ 35 $ — $ 35
Sterling Overnight Index Average Pay 0.61% Annual Annual N/A 12/19/2019 GBP 164,985 (4) 5 1
Sterling Overnight Index Average Pay 0.64% Annual Annual N/A 12/19/2019 366,100 6 8 14
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 5,285 (213) 1 (212)
United Kingdom Retail Prices Index Pay 3.44% Annual Annual N/A 08/15/2048 260 29 — 29
United Kingdom Retail Prices Index Pay 3.70% Annual Annual N/A 07/15/2029 1,880 (2) — (2)
United Kingdom Retail Prices Index Receive 3.55% Annual Annual N/A 11/15/2047 2,795 (585) 27 (558)
United Kingdom Retail Prices Index Pay 3.41% Annual Annual N/A 01/15/2028 1,965 (65) (1) (66)
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 08/15/2049 1,085 (54) — (54)
United Kingdom Retail Prices Index Pay 3.60% Annual Annual N/A 11/15/2042 2,795 321 (22) 299
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 11/15/2027 4,640 104 8 112
United Kingdom Retail Prices Index Receive 3.73% Annual Annual N/A 08/15/2029 1,440 (4) — (4)
United Kingdom Retail Prices Index Receive 3.41% Annual Annual N/A 03/15/2048 300 (25) — (25)
United Kingdom Retail Prices Index Pay 3.77% Annual Annual N/A 08/15/2029 3,040 25 — 25
United Kingdom Retail Prices Index Receive 3.48% Annual Annual N/A 01/15/2029 915 26 — 26
United Kingdom Retail Prices Index Receive 3.40% Annual Annual N/A 08/15/2049 305 (26) 1 (25)
United Kingdom Retail Prices Index Pay 3.39% Annual Annual N/A 08/15/2028 1,650 (71) 1 (70)
United Kingdom Retail Prices Index Receive 3.45% Annual Annual N/A 10/15/2023 3,420 12 4 16
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 3,420 (54) (3) (57)
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 (8) (1) (9)
United Kingdom Retail Prices Index Pay 3.53% Annual Annual N/A 03/15/2029 570 (18) — (18)
United Kingdom Retail Prices Index Receive 3.41% Annual Annual N/A 03/15/2024 3,035 76 (2) 74
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 3,035 (116) 4 (112)
United Kingdom Retail Prices Index Receive 3.66% Annual Annual N/A 08/15/2029 1,830 17 — 17
United Kingdom Retail Prices Index Pay 3.65% Annual Annual N/A 06/15/2029 1,810 (16) — (16)
United Kingdom Retail Prices Index Pay 3.64% Annual Annual N/A 06/15/2024 7,105 (76) 23 (53)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 06/15/2049 390 (39) — (39)
United Kingdom Retail Prices Index Receive 3.81% Annual Annual N/A 08/15/2024 3,545 (7) — (7)
United Kingdom Retail Prices Index Pay 3.55% Annual Annual N/A 11/15/2032 4,640 (22) (16) (38)
US Federal Funds Effective Rate
(continuous series)
Receive 1.10% Annual Annual N/A 09/15/2021 $ 18,300 — (2) (2)
Total $ (3,064) $ 94 $ (2,970)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
442,842 Receive UST 13 Week Bill
High Discount
Rate  + 0.10%
Monthly 09/18/2019 $ 71,768 $ — $ 294 $ —
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
538,621 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 09/18/2019 87,291 — 357 —
M3 Capital Partners Macquarie Commodity
Product 251E
(a)
98,955 Receive 0.33% Annual 09/09/2019 8,352 — — —
Merrill Lynch BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
215,314 Receive 1.13% Annual 09/09/2019 20,745 — — —
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
146,250 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 09/18/2019 23,702 — 9 6 —
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
209,048 Receive 0.35% Annual 09/09/2019 18,747 — — —
Total $ — $ 74 7 $ —
Amounts in thousands except contracts
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2019
See accompanying notes.
103
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.45%) Receive $ 5,395 0.45% 10/04/2019 $ 5 $ — $ (5)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 8,190 0.40% 06/30/2020 7 10 3
Call - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.35%) Pay 7,850 0.35% 11/04/2019 6 3 (3)
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 8,300 0.35% 07/09/2020 6 7 1
Total $ 24 $ 20 $ (4)
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Pay $ 5,395 0.55% 10/04/2019 $ (3) $ — $ 3
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 16,380 0.30% 06/30/2020 (8) (11) (3)
Put - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.45%) Receive 7,850 0.45% 11/04/2019 (3) (1) 2
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 16,610 0.25% 07/09/2020 (8) (9) (1)
Total $ (22) $ (21) $ 1
Amounts in thousands.

Schedule of Investments
EDGE MidCap Fund
August 31, 2019
See accompanying notes.
104
INVESTMENT COMPANIES - 3.02% Shares Held Value (000's)
Money Market Funds - 3.02%
BlackRock Liquidity FedFund 2.01%
(a),(b)
994,500 $ 99 5
Principal Government Money Market Fund
1.97%
(a),(c)
19,942,911 19,943
$ 20,93 8
TOTAL INVESTMENT COMPANIES $ 20,93 8
COMMON STOCKS - 97.20% Shares Held Value (000's)
Advertising - 0.75%
Interpublic Group of Cos Inc/The 262,511 5,21 8
Airlines - 2.38%
Alaska Air Group Inc 276,902 16,537
Automobile Parts & Equipment - 1.88%
Autoliv Inc 190,826 13,052
Banks - 3.77%
Bank OZK 229,061 5,910
Cullen/Frost Bankers Inc 243,599 20,221
$ 26,131
Chemicals - 4.45%
FMC Corp 134,265 11,591
HB Fuller Co 453,369 19,318
$ 30,909
Commercial Services - 2.77%
Aaron's Inc 299,336 19,190
Consumer Products - 1.65%
Avery Dennison Corp 99,281 11,474
Electric - 6.01%
Alliant Energy Corp 263,919 13,843
Eversource Energy 259,779 20,816
WEC Energy Group Inc 73,928 7,080
$ 41,739
Electrical Components & Equipment - 4.36%
Energizer Holdings Inc
( d)
383,628 14,770
Littelfuse Inc 98,984 15,448
$ 30,218
Electronics - 2.59%
Arrow Electronics Inc
( e)
259,866 17,983
Environmental Control - 2.47%
Waste Connections Inc 186,374 17,128
Hand & Machine Tools - 3.99%
Lincoln Electric Holdings Inc 228,054 18,828
Snap-on Inc 59,849 8,898
$ 27,726
Healthcare - Products - 6.36%
Teleflex Inc 69,167 25,171
Varian Medical Systems Inc
( e)
179,098 18,972
$ 44,143
Healthcare - Services - 3.69%
Universal Health Services Inc 177,131 25,610
Insurance - 5.60%
Fidelity National Financial Inc 444,833 19,547
Markel Corp
( e)
16,951 19,376
$ 38,923
Internet - 1.12%
Rightmove PLC 1,187,978 7,755
Investment Companies - 0.99%
Oaktree Capital Group LLC 131,626 6,875
Machinery - Diversified - 1.40%
Nordson Corp 71,295 9,693
Mining - 0.11%
Livent Corp
( e)
120,377 740
Oil & Gas - 3.58%
Cimarex Energy Co 229,808 9,832
Helmerich & Payne Inc 185,458 6,971
HollyFrontier Corp 181,116 8,034
$ 24,837
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7.71%
Alexandria Real Estate Equities Inc 130,433 $ 19,544
CyrusOne Inc 322,609 23,699
STORE Capital Corp 270,336 10,208
$ 53,451
Retail - 6.47%
Chipotle Mexican Grill Inc
( e)
23,169 19,425
Lululemon Athletica Inc
( e)
72,581 13,404
Tiffany & Co 142,528 12,096
$ 44,925
Savings & Loans - 3.16%
Washington Federal Inc 616,725 21,955
Semiconductors - 4.67%
Microchip Technology Inc 222,904 19,243
Teradyne Inc 248,520 13,164
$ 32,407
Software - 8.44%
Black Knight Inc
( e)
489,504 30,472
Fair Isaac Corp
( e)
79,600 28,077
$ 58,549
Toys, Games & Hobbies - 3.03%
Hasbro Inc 189,826 20,970
Transportation - 3.80%
Expeditors International of Washington Inc 240,167 17,076
Kirby Corp
( e)
126,671 9,322
$ 26,398
TOTAL COMMON STOCKS $ 674,53 6
Total Investments $ 695,474
Other Assets and Liabilities -  (0.22)% (1,538)
TOTAL NET ASSETS - 100.00% $ 693,936
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $995 or
0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 21.23%
Industrial 18.61%
Consumer, Non-cyclical 14.47%
Consumer, Cyclical 13.76%
Technology 13.11%
Utilities 6.01%
Basic Materials 4.56%
Energy 3.58%
Money Market Funds 3.02%
Communications 1.87%
Other Assets and Liabilities
(0.22)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
EDGE MidCap Fund
August 31, 2019
See accompanying notes.
105
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 8,424 $ 139,805 $ 128,286 $ 19,943
$ 8,424 $ 139,805 $ 128,286 $ 19,943
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 27 7 $ — $ — $ —
$ 27 7 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
106
INVESTMENT COMPANIES - 13.03% Shares Held Value (000's)
Exchange-Traded Funds - 0.84%
iShares J.P. Morgan USD EM Bond UCITS ETF 94,751 $ 10,816
iShares MSCI EM Small Cap UCITS ETF 2,168 130
TOPIX Exchange Traded Fund 14,570 213
$ 11,159
Money Market Funds - 12.19%
First American Government Obligations Fund
1.99%
(a)
948,726 949
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 2.01%
(a),(b),(c)
10,907,281 10,907
Principal Government Money Market Fund
1.97%
(a),(d)
151,384,231 151,384
$ 163,240
TOTAL INVESTMENT COMPANIES $ 174,399
COMMON STOCKS - 39.86% Shares Held Value (000's)
Advertising - 0.16%
Clear Channel Outdoor Holdings Inc
(e)
562,779 1,464
Gendai Agency Inc 2,100 8
Interpublic Group of Cos Inc/The 826 16
Ocean Outdoor Ltd
(e),(f)
6,632 52
Omnicom Group Inc
(g)
7,108 540
Relia Inc 5,300 67
$ 2,147
Aerospace & Defense - 0.65%
Aerojet Rocketdyne Holdings Inc
(e)
1,965 103
Boeing Co/The 3,350 1,220
Cobham PLC
(e)
307,588 606
Dassault Aviation SA 775 1,103
HEICO Corp - Class A 1,500 166
Jamco Corp 1,350 19
L3Harris Technologies Inc
(g)
2,033 430
Leonardo SpA 20,900 257
Lockheed Martin Corp
(g)
7,061 2,712
Moog Inc 1,150 93
MTU Aero Engines AG 677 185
Triumph Group Inc 21,438 445
Ultra Electronics Holdings PLC 14,028 372
United Technologies Corp
(g)
7,796 1,015
$ 8,726
Agriculture - 0.38%
Altria Group Inc
(g)
45,746 2,001
Philip Morris International Inc
(g)
32,781 2,363
Swedish Match AB 19,737 775
$ 5,139
Airlines - 0.23%
Alaska Air Group Inc
(g)
3,211 192
Delta Air Lines Inc
(g)
7,448 431
Japan Airlines Co Ltd 10,100 315
Southwest Airlines Co
(g)
30,000 1,570
United Airlines Holdings Inc
(e)
6,550 552
$ 3,060
Apparel - 0.42%
Asics Corp 2,200 28
Burberry Group PLC 1,704 45
Carter's Inc 2,108 193
Hermes International 1,846 1,261
Kontoor Brands Inc 3,135 107
LVMH Moet Hennessy Louis Vuitton SE 2,003 799
Moncler SpA 12,669 477
NIKE Inc
(g)
12,649 1,069
PVH Corp
(g)
1,985 150
Ralph Lauren Corp
(g)
1,849 163
Sanyo Shokai Ltd 4,350 53
Tapestry Inc
(g)
612 13
Under Armour Inc - Class A
(e)
23,164 431
Under Armour Inc - Class C
(e)
757 13
VF Corp
(g)
9,285 761
$ 5,563
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers - 0.33%
Ferrari NV 6,209 $ 980
Ford Motor Co
(g)
88,698 813
General Motors Co 2,991 111
GT Capital Holdings Inc 4,947 86
Guangzhou Automobile Group Co Ltd 83,060 83
Honda Motor Co Ltd 18,430 437
Mitsubishi Motors Corp 7,300 30
Nissan Motor Co Ltd 25,250 156
PACCAR Inc
(g)
11,010 723
REV Group Inc 6,880 89
Subaru Corp 11,100 297
Suzuki Motor Corp 5,400 208
Volvo AB - B Shares 26,868 372
$ 4,385
Automobile Parts & Equipment - 0.20%
Aisan Industry Co Ltd 6,360 43
BorgWarner Inc
(g)
1,948 64
Cooper Tire & Rubber Co 3,113 73
Daikyonishikawa Corp 2,280 16
Dana Inc 6,948 88
Exedy Corp 5,530 103
Keihin Corp 8,250 112
Koito Manufacturing Co Ltd 14,800 694
Nissin Kogyo Co Ltd 7,515 97
NOK Corp 12,220 169
Nokian Renkaat OYJ 6,578 180
Pacific Industrial Co Ltd 3,014 41
Rheinmetall AG 2,576 305
Siix Corp 3,080 39
Sumitomo Riko Co Ltd 7,070 51
Tachi-S Co Ltd 5,500 62
Tokai Rika Co Ltd 8,150 128
Toyo Tire Corp 8,474 103
Toyoda Gosei Co Ltd 8,440 157
Unipres Corp 7,500 116
$ 2,641
Banks - 1.38%
Allegiance Bancshares Inc
(e)
2,515 81
Ameris Bancorp 2,846 100
Atlantic Union Bankshares Corp 2,923 106
AU Small Finance Bank Ltd
(f)
29,740 281
Banca Generali SpA 7,984 238
BancorpSouth Bank 3,968 109
Bank of America Corp
(g)
41,559 1,143
Bank of Kyoto Ltd/The 825 30
Bank OZK 3,556 92
Bank Tabungan Pensiunan Nasional Syariah Tbk
PT
(e)
770,920 175
Cadence BanCorp 5,205 80
CIT Group Inc
(g)
29,400 1,252
Citigroup Inc
(g)
6,494 418
Comerica Inc
(g)
321 20
East West Bancorp Inc
(g)
15,200 625
Eurobank Ergasias SA
(e)
82,603 73
FinecoBank Banca Fineco SpA 22,852 237
First Citizens BancShares Inc/NC 450 200
First Interstate BancSystem Inc 1,889 74
First Midwest Bancorp Inc/IL 4,473 86
First Republic Bank/CA
(g)
4,320 387
FNB Corp/PA 6,762 73
Goldman Sachs Group Inc/The
(g)
796 162
Great Western Bancorp Inc 3,218 96
Hang Seng Bank Ltd 40,600 846
HDFC Bank Ltd ADR 481 52
Heritage Commerce Corp 9,193 107
Hilltop Holdings Inc 4,149 99
ICICI Bank Ltd ADR 10,318 116
Independent Bank Group Inc 1,650 81
JPMorgan Chase & Co
(g)
7,260 797

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
107
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 29 $ —
M&T Bank Corp
(g)
7,396 1,081
Macquarie Group Ltd 5,134 428
Mitsubishi UFJ Financial Group Inc 212,190 1,021
Mizuho Financial Group Inc 176,110 256
Morgan Stanley 336 14
Northern Trust Corp
(g)
217 19
Opus Bank 4,829 100
PNC Financial Services Group Inc/The
(g)
953 123
Raiffeisen Bank International AG 12,673 277
Regions Financial Corp
(g)
6,384 93
Resona Holdings Inc 193,500 759
Standard Chartered PLC 83,500 635
State Street Corp
(g)
796 41
Sumitomo Mitsui Financial Group Inc 50,151 1,643
Sumitomo Mitsui Trust Holdings Inc 28,009 914
SunTrust Banks Inc
(g)
949 58
SVB Financial Group
(e),(g)
111 22
Synovus Financial Corp 30,820 1,095
Tochigi Bank Ltd/The 15,770 24
Tokyo Kiraboshi Financial Group Inc 523 6
UBS Group AG
(e)
35,320 375
Umpqua Holdings Corp 5,119 80
United Community Banks Inc/GA 3,812 101
Univest Financial Corp 3,303 84
US Bancorp
(g)
3,383 178
Wells Fargo & Co
(g)
18,014 839
$ 18,502
Beverages - 0.46%
Asahi Group Holdings Ltd 17,200 802
Carlsberg A/S 4,563 674
Coca-Cola Co/The
(g)
15,205 837
Coca-Cola HBC AG
(e)
8,474 282
Fevertree Drinks PLC 7,216 199
Heineken NV 2,743 292
Molson Coors Brewing Co 6,340 326
Monster Beverage Corp
(e),(g)
26,200 1,537
PepsiCo Inc
(g)
8,367 1,144
$ 6,093
Biotechnology - 0.71%
Abcam PLC 16,246 229
Alexion Pharmaceuticals Inc
(e),(g)
544 55
Amgen Inc
(g)
1,800 376
Amicus Therapeutics Inc
(e)
3,018 30
Apellis Pharmaceuticals Inc
(e)
2,697 78
Arena Pharmaceuticals Inc
(e)
763 40
Biogen Inc
(e),(g)
6,329 1,391
BioMarin Pharmaceutical Inc
(e)
15,973 1,199
Blueprint Medicines Corp
(e)
1,359 104
Celgene Corp
(e),(g)
18,722 1,812
Cymabay Therapeutics Inc
(e)
10,664 63
Exact Sciences Corp
(e)
5,420 646
Gilead Sciences Inc
(g)
20,692 1,315
Hugel Inc
(e)
1,060 323
Incyte Corp
(e)
9,100 745
Jinyu Bio-Technology Co Ltd 50,917 116
MorphoSys AG
(e)
1,222 145
PeptiDream Inc
(e)
1,800 94
Sangamo Therapeutics Inc
(e)
8,079 88
Vertex Pharmaceuticals Inc
(e),(g)
3,200 576
Y-mAbs Therapeutics Inc
(e)
3,131 83
$ 9,508
Building Materials - 0.42%
Boise Cascade Co 4,764 150
Cemex SAB de CV ADR 88,953 334
Cie de Saint-Gobain 17,640 636
CRH PLC 15,889 532
Daikin Industries Ltd 2,500 309
Geberit AG 1,924 877
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Imerys SA 5,399 $ 220
JELD-WEN Holding Inc
(e)
4,040 70
Johnson Controls International plc
(g)
21,230 906
Katitas Co Ltd 1,500 57
Lennox International Inc 3,718 944
Masco Corp 614 25
Masonite International Corp
(e)
2,271 121
Norbord Inc 5,020 123
PGT Innovations Inc
(e)
1,500 24
Sanwa Holdings Corp 5,496 61
Vulcan Materials Co 100 14
Wienerberger AG 10,926 251
$ 5,654
Chemicals - 2.18%
A. Schulman Inc.
(e),(h)
2,332 1
Air Liquide SA 4,705 656
Akzo Nobel NV 9,489 851
Asahi Kasei Corp 42,400 383
Borregaard ASA 13,887 139
Brenntag AG 6,048 292
Celanese Corp 265 30
CF Industries Holdings Inc
(g)
4,874 235
Dow Inc
(g)
17,062 727
DuPont de Nemours Inc
(g)
82,930 5,634
Eastman Chemical Co 293 19
EMS-Chemie Holding AG 2,232 1,333
FMC Corp
(g)
1,608 139
Hanwha Chemical Corp 4,399 63
Hitachi Chemical Co Ltd 220,484 6,880
IMCD NV 2,544 178
Ingevity Corp
(e)
973 74
JSR Corp 13,740 224
Kanto Denka Kogyo Co Ltd 2,363 16
KH Neochem Co Ltd 2,375 50
Koninklijke DSM NV 20,272 2,521
LANXESS AG 11,548 697
Linde PLC
(g)
11,597 2,191
LyondellBasell Industries NV 1,304 101
Nippon Paint Holdings Co Ltd 12,500 591
Nissan Chemical Corp 6,300 266
Nitto Denko Corp 4,060 189
OCI NV
(e)
6,460 142
Sherwin-Williams Co/The
(g)
2,859 1,505
Shin-Etsu Chemical Co Ltd 20,300 2,045
Showa Denko KK 4,100 106
Symrise AG 6,445 602
Synthomer PLC 67,649 255
Tri Chemical Laboratories Inc 1,438 71
$ 29,206
Commercial Services - 1.67%
Adtalem Global Education Inc
(e)
1,920 82
AMERCO 1,677 590
Aramark 33,695 1,377
Automatic Data Processing Inc
(g)
7,409 1,258
Babcock International Group PLC 66,509 407
Benesse Holdings Inc 2,770 71
Booz Allen Hamilton Holding Corp 1,035 78
Brink's Co/The 1,309 99
Bureau Veritas SA 74,007 1,770
Cardtronics PLC
(e)
2,773 82
Carriage Services Inc 4,631 99
Centre Testing International Group Co Ltd 92,200 158
Chegg Inc
(e)
2,923 116
China Education Group Holdings Ltd 113,955 169
Cimpress NV
(e)
165 19
Cintas Corp
(g)
4,306 1,136
CoStar Group Inc
(e)
751 462
Edulab Inc
(e)
700 32
Elis SA 10,371 185

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
108
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Equifax Inc 2,700 $ 395
EVERTEC Inc 2,983 104
FleetCor Technologies Inc
(e),(g)
3,345 998
Gartner Inc
(e)
164 22
Global Payments Inc
(g)
335 56
Grand Canyon Education Inc
(e)
712 89
H&R Block Inc
(g)
75,584 1,830
HMS Holdings Corp
(e)
3,636 133
IHS Markit Ltd
(e)
857 56
Kforce Inc 2,405 78
Koolearn Technology Holding Ltd
(e),(f)
60,973 98
Kroton Educacional SA 16,900 42
LiveRamp Holdings Inc
(e)
1,417 60
Localiza Rent a Car SA 43,546 498
Loomis AB 10,741 364
M&A Capital Partners Co Ltd
(e)
520 30
MarketAxess Holdings Inc
(g)
80 32
Moody's Corp
(g)
11,645 2,511
New Oriental Education & Technology Group Inc
ADR
(e)
1,700 193
Persol Holdings Co Ltd 48,300 978
Prestige International Inc 5,564 98
Recruit Holdings Co Ltd 900 27
Robert Half International Inc
(g)
16,207 866
Rollins Inc
(g)
18,600 610
S&P Global Inc
(g)
9,501 2,472
SEACOR Marine Holdings Inc
(e)
5,084 66
Ser Educacional SA
(f)
19,400 110
SGS SA 247 608
TechnoPro Holdings Inc 1,111 64
Toppan Forms Co Ltd 10,200 91
Total System Services Inc
(g)
379 51
TriNet Group Inc
(e)
547 37
United Rentals Inc
(e),(g)
2,046 230
Verisk Analytics Inc
(g)
361 58
Wirecard AG 430 69
XPS Pensions Group PLC 67,380 92
$ 22,306
Computers - 1.53%
Accenture PLC - Class A
(g)
11,681 2,315
Apple Inc
(g)
32,901 6,867
BayCurrent Consulting Inc 1,100 50
Carbon Black Inc
(e)
46,193 1,206
Cognizant Technology Solutions Corp
(g)
1,179 72
Conduent Inc
(e)
9,843 64
DXC Technology Co
(g)
6,669 222
Elecom Co Ltd 2,400 94
Endava PLC ADR
(e)
1,606 60
Ferrotec Holdings Corp 5,300 41
Fortinet Inc
(e)
2,800 222
Fujitsu Ltd 1,982 153
Globant SA
(e)
346 33
Hewlett Packard Enterprise Co
(g)
14,313 198
HP Inc
(g)
45,274 828
International Business Machines Corp
(g)
17,959 2,434
Itochu Techno-Solutions Corp 23,000 633
Leidos Holdings Inc
(g)
4,686 409
Melco Holdings Inc 675 17
NetApp Inc
(g)
6,342 305
Nomura Research Institute Ltd 51,600 1,025
Obic Co Ltd 4,800 548
Oro Co Ltd 956 22
Otsuka Corp 27,200 1,009
Rapid7 Inc
(e)
1,842 99
Science Applications International Corp 12,426 1,093
SCSK Corp 2,170 107
Seagate Technology PLC
(g)
575 29
Serco Group PLC
(e)
151,114 268
UT Group Co Ltd 1,075 20
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Zuken Inc 2,200 $ 37
$ 20,480
Consumer Products - 0.15%
ACCO Brands Corp 36,988 343
Avery Dennison Corp 180 21
Church & Dwight Co Inc
(g)
5,927 473
Clorox Co/The 268 42
Kimberly-Clark Corp
(g)
3,128 441
Spectrum Brands Holdings Inc 12,829 717
$ 2,037
Cosmetics & Personal Care - 0.72%
Amorepacific Corp 358 39
Colgate-Palmolive Co
(g)
31,977 2,371
Coty Inc 47,331 452
Edgewell Personal Care Co
(e)
3,682 103
Estee Lauder Cos Inc/The
(g)
4,075 807
Kolmar Korea Co Ltd 2,952 106
L'Oreal SA 5,916 1,615
Pigeon Corp 1,500 54
Procter & Gamble Co/The
(g)
18,788 2,259
Unicharm Corp 12,000 368
Unilever NV 23,808 1,477
$ 9,651
Distribution & Wholesale - 0.19%
Copart Inc
(e),(g)
513 39
Diploma PLC 17,236 333
Fastenal Co 12,655 387
Fourlis Holdings SA
(e)
8,251 49
H&E Equipment Services Inc 5,111 124
HD Supply Holdings Inc
(e),(g)
8,000 311
LKQ Corp
(e),(g)
8,184 215
Nippon Gas Co Ltd 4,014 122
Sumitomo Corp 27,200 408
Toyota Tsusho Corp 12,200 378
Trusco Nakayama Corp 876 20
WW Grainger Inc
(g)
817 224
$ 2,610
Diversified Financial Services - 1.71%
Affiliated Managers Group Inc
(g)
8,140 624
Alliance Data Systems Corp
(g)
1,346 165
Ally Financial Inc
(g)
16,200 508
American Express Co
(g)
12,707 1,530
Ameriprise Financial Inc
(g)
291 37
Aruhi Corp 4,150 76
ASX Ltd 3,337 194
B. Riley Financial Inc 5,189 110
BlackRock Inc
(g)
3,091 1,306
Capital One Financial Corp
(g)
2,705 234
Cboe Global Markets Inc 22,111 2,635
Charles Schwab Corp/The 14,638 560
CI Financial Corp 25,600 367
Credit Acceptance Corp
(e)
1,480 670
Curo Group Holdings Corp
(e)
4,284 58
Deluxe Corp 2,281 105
Discover Financial Services
(g)
8,269 661
Ditech Holding Corp - Warrants
(e)
6,987 —
Ditech Holding Corp - Warrants
(e)
4,425 —
Eaton Vance Corp 12,700 548
Element Comm Aviation
(e),(h),(i),(j)
280 2,419
Euronext NV
(f)
2,970 233
Franklin Resources Inc
(g)
13,321 350
Greenhill & Co Inc 5,560 78
Hamilton Lane Inc 1,801 112
Hannon Armstrong Sustainable Infrastructure
Capital Inc
5,629 155
Hargreaves Lansdown PLC 7,262 167
Huatai Securities Co Ltd 28,435 662
Hypoport AG
(e)
953 250
Ichiyoshi Securities Co Ltd 7,330 44

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
109
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc
(g)
6,856 $ 641
Invesco Ltd
(g)
10,861 170
Jefferies Financial Group Inc
(g)
621 12
KB Financial Group Inc 4,814 157
Kenedix Inc 9,000 44
LPL Financial Holdings Inc 269 20
Mahindra & Mahindra Financial Services Ltd 10,010 45
Mastercard Inc
(g)
2,551 718
Moelis & Co 3,313 111
Nasdaq Inc
(g)
4,376 437
Navient Corp 7,377 94
Nomura Holdings Inc 116,545 470
PRA Group Inc
(e)
7,328 250
Premium Group Co Ltd 1,860 31
Qudian Inc ADR
(e)
9,339 75
Sanne Group PLC 24,767 158
SEI Investments Co
(g)
21,800 1,254
Synchrony Financial
(g)
1,429 46
T Rowe Price Group Inc
(g)
6,223 688
TD Ameritrade Holding Corp
(g)
11,700 520
Tokyo Century Corp 800 32
Visa Inc
(g)
7,771 1,405
VZ Holding AG 962 283
Western Union Co/The
(g)
11,255 249
Zenkoku Hosho Co Ltd 3,287 125
$ 22,893
Electric - 0.49%
AES Corp/VA
(g)
1,419 22
AGL Energy Ltd 12,133 155
CMS Energy Corp
(g)
5,579 352
E.ON SE 29,633 276
Endesa SA 20,088 516
Enel SpA 32,249 234
FirstEnergy Corp 1,361 63
Fortum Oyj 2,950 65
Huadian Fuxin Energy Corp Ltd 328,000 55
Meridian Energy Ltd 94,902 298
NRG Energy Inc
(g)
62,370 2,270
PG&E Corp
(e)
38,222 399
PPL Corp 3,518 104
Public Service Enterprise Group Inc 1,196 72
Red Electrica Corp SA 33,440 664
RWE AG 9,866 281
Southern Co/The 746 43
Terna Rete Elettrica Nazionale SpA 118,054 744
$ 6,613
Electrical Components & Equipment - 0.31%
Acuity Brands Inc 1,700 213
AMETEK Inc
(g)
12,949 1,113
Belden Inc 10,793 492
Emerson Electric Co
(g)
18,380 1,095
EnerSys 2,548 143
Funai Electric Co Ltd
(e)
11,180 60
Legrand SA 6,675 471
Schneider Electric SE 4,794 402
Ushio Inc 9,080 116
$ 4,105
Electronics - 0.85%
Amphenol Corp
(g)
6,370 558
Assa Abloy AB 22,065 461
Bizlink Holding Inc 24,838 170
Celestica Inc
(e)
17,637 114
Chroma ATE Inc 21,222 103
Cosel Co Ltd 5,500 52
Electrocomponents PLC 32,094 228
Fortive Corp
(g)
752 53
Fujitsu General Ltd 5,790 93
Garmin Ltd
(g)
11,406 930
Halma PLC 8,780 211
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Hitachi High-Technologies Corp 74,351 $ 4,007
Honeywell International Inc
(g)
17,282 2,845
Ibiden Co Ltd 5,850 114
Itron Inc
(e)
2,335 162
Keysight Technologies Inc
(e)
402 39
LEM Holding SA 120 153
Nichicon Corp 14,065 123
Nippon Ceramic Co Ltd 2,160 54
nVent Electric PLC 3,668 74
Rotork PLC 62,209 235
Shibaura Electronics Co Ltd 980 23
Silergy Corp 6,859 152
TE Connectivity Ltd
(g)
1,821 166
Tokyo Seimitsu Co Ltd 3,880 103
Waters Corp
(e),(g)
145 31
Yageo Corp 18,325 132
$ 11,386
Energy - Alternate Sources - 0.07%
Pattern Energy Group Inc 13,900 377
Vestas Wind Systems A/S 6,968 513
$ 890
Engineering & Construction - 0.59%
Airports Corp of Vietnam JSC 21,400 76
Alten SA 3,109 371
Argan Inc 4,177 173
Badger Daylighting Ltd 2,035 65
BrightView Holdings Inc
(e)
5,020 92
Chiyoda Corp
(e)
12,590 35
Dycom Industries Inc
(e)
2,552 114
Eiffage SA 4,342 450
EMCOR Group Inc 14,252 1,246
Flughafen Zurich AG 967 178
Grupo Aeroportuario del Sureste SAB de CV 6,232 92
Hazama Ando Corp 18,033 120
HOCHTIEF AG 9,225 1,006
Jacobs Engineering Group Inc
(g)
3,590 319
Japan Airport Terminal Co Ltd 1,100 44
JGC Corp 15,890 184
KBR Inc 4,641 118
Kyowa Exeo Corp 4,190 101
Kyudenko Corp 4,147 128
Maeda Corp 9,100 73
Mirait Holdings Corp 5,000 74
Obayashi Corp 37,800 348
Singapore Technologies Engineering Ltd 121,500 344
Taisei Corp 25,600 905
Toshiba Plant Systems & Services Corp 40,736 661
Toyo Engineering Corp
(e)
8,690 45
Vinci SA 3,971 434
Yokogawa Bridge Holdings Corp 4,198 60
$ 7,856
Entertainment - 0.23%
Avex Inc 7,190 85
Cineworld Group PLC 90,639 242
Eldorado Resorts Inc
(e)
8,308 320
Genting Singapore Ltd 970,800 622
IMAX China Holding Inc
(f)
29,500 64
Marriott Vacations Worldwide Corp 4,687 462
Monarch Casino & Resort Inc
(e)
2,252 100
OPAP SA 27,899 294
PVR Ltd 6,160 132
Sankyo Co Ltd 20,700 716
$ 3,037
Environmental Control - 0.11%
Daiseki Co Ltd 2,919 71
Republic Services Inc
(g)
14,507 1,295
Waste Management Inc 613 73
$ 1,439

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
110
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0.95%
a2 Milk Co Ltd
(e)
6,811 $ 62
Ajinomoto Co Inc 15,053 274
Associated British Foods PLC 7,802 216
B&G Foods Inc 4,363 74
Belc Co Ltd 900 43
Campbell Soup Co
(g)
4,495 202
CJ CheilJedang Corp 1,585 300
Conagra Brands Inc
(g)
12,845 364
Cranswick PLC 9,030 304
Dino Polska SA
(e),(f)
5,818 225
General Mills Inc
(g)
17,765 956
Hershey Co/The
(g)
5,552 880
Hostess Brands Inc
(e)
7,276 102
JM Smucker Co/The
(g)
2,395 252
Kellogg Co
(g)
6,991 439
Kobe Bussan Co Ltd 630 31
Koninklijke Ahold Delhaize NV 48,465 1,135
Kraft Heinz Co/The
(g)
29,207 746
Kroger Co/The
(g)
2,205 52
Lamb Weston Holdings Inc 8,861 624
Mondelez International Inc
(g)
21,734 1,200
Nestle SA 7,046 792
Performance Food Group Co
(e)
1,446 68
Post Holdings Inc
(e)
10,887 1,085
Seven & i Holdings Co Ltd 10,300 364
Sysco Corp
(g)
13,523 1,005
Tesco PLC 65,864 176
Viscofan SA 4,848 226
Warabeya Nichiyo Holdings Co Ltd 1,350 22
Wesfarmers Ltd 14,246 375
Yihai International Holding Ltd
(e)
24,718 148
$ 12,742
Food Service - 0.05%
Compass Group PLC 27,875 707
Forest Products & Paper - 0.08%
International Paper Co
(g)
9,181 359
Schweitzer-Mauduit International Inc 2,987 100
Smurfit Kappa Group PLC 17,786 549
$ 1,008
Gas - 0.18%
Osaka Gas Co Ltd 32,700 585
Tokyo Gas Co Ltd 28,100 710
UGI Corp
(g)
24,254 1,180
$ 2,475
Hand & Machine Tools - 0.03%
Disco Corp 121 22
DMG Mori Co Ltd 2,050 28
Kennametal Inc 3,364 100
Snap-on Inc
(g)
1,459 217
$ 367
Healthcare - Products - 1.01%
ABIOMED Inc
(e),(g)
400 77
Align Technology Inc
(e),(g)
1,747 320
Asahi Intecc Co Ltd 1,342 30
Cellavision AB 4,441 164
Cochlear Ltd 6,628 970
Danaher Corp
(g)
1,533 218
DiaSorin SpA 1,878 223
Edwards Lifesciences Corp
(e),(g)
2,600 577
Elekta AB 11,056 141
Globus Medical Inc
(e)
1,447 74
Haemonetics Corp
(e)
6,369 850
Henry Schein Inc
(e),(g)
3,907 241
Hill-Rom Holdings Inc 1,451 156
IDEXX Laboratories Inc
(e),(g)
2,973 861
InBody Co Ltd 2,774 55
Insulet Corp
(e)
7,038 1,085
Intuitive Surgical Inc
(e),(g)
1,300 665
Japan Lifeline Co Ltd 4,150 65
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Koninklijke Philips NV 31,034 $ 1,463
Medtronic PLC
(g)
10,976 1,184
Microport Scientific Corp 85,514 76
Nakanishi Inc 2,400 39
Natus Medical Inc
(e)
2,807 78
OraSure Technologies Inc
(e)
8,279 55
Penumbra Inc
(e)
4,654 677
ResMed Inc 307 43
Sartorius Stedim Biotech 823 127
Shandong Weigao Group Medical Polymer Co
Ltd
178,347 184
STERIS PLC 3,185 492
Straumann Holding AG 412 324
Stryker Corp 758 167
Tandem Diabetes Care Inc
(e)
1,470 106
Thermo Fisher Scientific Inc
(g)
4,472 1,284
Varian Medical Systems Inc
(e)
4,900 519
$ 13,590
Healthcare - Services - 0.45%
Ain Holdings Inc 431 23
Alliar Medicos A Frente SA 18,797 87
Anthem Inc
(g)
2,499 654
Apollo Hospitals Enterprise Ltd 11,007 233
Centene Corp
(e),(g)
37,377 1,743
DaVita Inc
(e),(g)
4,345 245
EPS Holdings Inc 2,800 35
Humana Inc
(g)
3,570 1,011
Laboratory Corp of America Holdings
(e)
2,633 441
Orpea 2,359 298
Quest Diagnostics Inc
(g)
3,138 321
Sonic Healthcare Ltd 924 18
UnitedHealth Group Inc
(g)
3,844 899
Universal Health Services Inc
(g)
189 27
WellCare Health Plans Inc
(e)
108 29
$ 6,064
Holding Companies - Diversified - 0.05%
CK Hutchison Holdings Ltd 51,000 443
J2 Acquisition Ltd
(e),(f)
16,763 159
J2 Acquisition Ltd - Warrants
(e)
19,300 5
US Well Services Inc - Warrants
(e)
103,668 49
Washington H Soul Pattinson & Co Ltd 3,243 46
$ 702
Home Builders - 0.40%
Berkeley Group Holdings PLC 9,613 459
Cairn Homes PLC
(e)
314,711 356
Century Communities Inc
(e)
8,296 234
Glenveagh Properties PLC
(e),(f)
358,098 246
Installed Building Products Inc
(e)
2,401 137
Kaufman & Broad SA 4,228 161
Land & Houses PCL 552,909 191
LCI Industries 1,118 95
Lennar Corp - A Shares
(g)
10,359 528
NVR Inc
(e)
515 1,854
Persimmon PLC 12,768 296
PulteGroup Inc
(g)
6,052 205
Skyline Champion Corp
(e)
10,209 286
WHA Corp PCL 1,094,448 175
Winnebago Industries Inc 2,511 80
$ 5,303
Home Furnishings - 0.04%
Crompton Greaves Consumer Electricals Ltd 43,573 141
E Ink Holdings Inc 119,000 106
Maxell Holdings Ltd 6,270 85
Sony Corp 1,161 66
Tempur Sealy International Inc
(e)
1,225 94
TTK Prestige Ltd 1,025 82
Whirlpool Corp 135 19
$ 593

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
111
COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0.01%
Newell Brands Inc 7,800 $ 130
Insurance - 1.94%
Admiral Group PLC 19,335 507
Aflac Inc
(g)
17,536 880
Alleghany Corp
(e),(g)
2,082 1,560
Allianz SE 4,167 920
Allstate Corp/The
(g)
6,817 698
American International Group Inc
(g)
1,859 97
Arthur J Gallagher & Co
(g)
14,709 1,334
Assurant Inc
(g)
1,348 166
Athene Holding Ltd
(e)
16,015 622
Beazley PLC 27,607 192
Berkshire Hathaway Inc - Class B
(e),(g)
18,221 3,706
Brighthouse Financial Inc
(e),(g)
4,700 166
Chubb Ltd
(g)
974 152
Cincinnati Financial Corp
(g)
6,197 697
CNP Assurances 34,664 630
Dai-ichi Life Holdings Inc 14,590 198
Everest Re Group Ltd 88 21
Fidelity National Financial Inc
(g)
36,411 1,600
Globe Life Inc 234 21
Hartford Financial Services Group Inc/The
(g)
3,730 217
Insurance Australia Group Ltd 247,017 1,339
James River Group Holdings Ltd 2,461 121
Japan Post Holdings Co Ltd 41,900 381
Lancashire Holdings Ltd 10,995 91
Loews Corp
(g)
3,217 155
Markel Corp
(e),(g)
1,547 1,769
MBIA Inc
(e)
9,891 89
Medibank Pvt Ltd 31,877 78
MetLife Inc 2,278 101
NMI Holdings Inc
(e)
4,217 119
Progressive Corp/The
(g)
16,744 1,269
Prudential Financial Inc
(g)
1,901 152
Radian Group Inc 5,790 131
RSA Insurance Group PLC 18,025 115
Sampo Oyj 42,412 1,685
Sony Financial Holdings Inc 25,416 586
T&D Holdings Inc 28,700 279
Third Point Reinsurance Ltd
(e)
8,082 76
Travelers Cos Inc/The
(g)
4,179 614
Voya Financial Inc 10,995 542
White Mountains Insurance Group Ltd 373 396
Willis Towers Watson PLC
(g)
7,507 1,486
$ 25,958
Internet - 1.86%
51job Inc ADR
(e)
1,418 102
58.com Inc ADR
(e)
3,031 163
Adevinta ASA – A Shares
(e)
27,205 343
Adevinta ASA – B Shares
(e)
111,083 1,379
Alibaba Group Holding Ltd ADR
(e)
1,295 227
Alphabet Inc - A Shares
(e),(g)
3,657 4,354
Amazon.com Inc
(e),(g)
1,159 2,059
Booking Holdings Inc
(e),(g)
500 983
Cafe24 Corp
(e)
793 44
CDW Corp/DE 1,839 212
Cerved Group SpA 32,104 259
DraftKings Inc
(e),(h),(i),(j)
54,277 146
eBay Inc
(g)
22,250 896
F5 Networks Inc
(e),(g)
1,589 205
Facebook Inc
(e),(g)
14,468 2,686
GoDaddy Inc
(e)
7,283 461
JD.com Inc ADR
(e)
5,932 181
Klarna Holding AB
(e),(h),(i),(j)
808 186
LAC Co Ltd 2,400 31
Limelight Networks Inc
(e)
61,490 149
Mimecast Ltd
(e)
3,669 150
MonotaRO Co Ltd 4,900 120
Netflix Inc
(e)
1,869 549
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
NHN Corp
(e)
2,234 $ 112
Palo Alto Networks Inc
(e),(g)
1,100 224
PChome Online Inc
(e)
38,000 162
Pinterest Inc
(e)
10,090 347
Pintrest Inc Class B
(e),(h),(j)
29,141 1,003
Scout24 AG
(f)
37,997 2,244
SMS Co Ltd 2,100 47
Spotify Technology SA
(e)
4,005 541
Tencent Holdings Ltd 5,965 246
TripAdvisor Inc
(e)
2,111 80
Twitter Inc
(e),(g)
10,100 431
Uber Technologies Inc - Pipe Shares
(e),(j)
14,315 466
VeriSign Inc
(e),(g)
1,154 236
Yahoo Japan Corp 756,670 1,887
Yandex NV
(e)
14,448 536
Yume No Machi Souzou Iinkai Co Ltd 1,420 20
ZOZO Inc 25,042 499
$ 24,966
Investment Companies - 0.35%
Altaba Inc
(e)
53,632 3,727
Wendel SA 6,556 919
$ 4,646
Iron & Steel - 0.15%
Carpenter Technology Corp 3,404 165
Chubu Steel Plate Co Ltd 2,800 16
Hitachi Metals Ltd 88,047 946
Japan Steel Works Ltd/The 9,400 167
Kyoei Steel Ltd 7,330 116
Nakayama Steel Works Ltd 10,190 42
Nucor Corp
(g)
647 32
Tokyo Steel Manufacturing Co Ltd 18,420 143
Vale SA ADR
(e)
21,165 233
Yamato Kogyo Co Ltd 6,090 149
$ 2,009
Leisure Products & Services - 0.17%
BRP Inc 3,229 116
CTS Eventim AG & Co KGaA 7,300 400
CVC Brasil Operadora e Agencia de Viagens SA 12,965 165
Harley-Davidson Inc 334 10
Malibu Boats Inc
(e)
2,182 61
MIPS AB 6,661 112
Planet Fitness Inc
(e)
1,360 96
Round One Corp 4,700 77
Shimano Inc 7,100 1,020
Thule Group AB
(f)
9,511 189
$ 2,246
Lodging - 0.15%
Choice Hotels International Inc 8,304 755
Hilton Worldwide Holdings Inc
(g)
11,315 1,046
InterContinental Hotels Group PLC 1,248 78
Kyoritsu Maintenance Co Ltd 2,163 85
Marriott International Inc/MD 704 89
$ 2,053
Machinery - Construction & Mining - 0.09%
Caterpillar Inc
(g)
1,202 143
Hitachi Construction Machinery Co Ltd 4,457 95
Hitachi Ltd 7,953 271
Lonking Holdings Ltd 176,000 42
Mitsubishi Heavy Industries Ltd 5,151 193
Modec Inc 2,100 48
Sandvik AB 33,059 475
$ 1,267
Machinery - Diversified - 0.69%
Alamo Group Inc 1,186 135
Atlas Copco AB - A Shares 45,221 1,352
Briggs & Stratton Corp 7,890 34
Cummins Inc
(g)
4,878 728
Curtiss-Wright Corp 799 98

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
112
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Dover Corp
(g)
5,517 $ 517
Flowserve Corp
(g)
5,100 218
Hexagon AB 15,598 695
Hisaka Works Ltd 4,790 36
Ichor Holdings Ltd
(e)
3,857 82
IDEX Corp
(g)
14,506 2,389
Inficon Holding AG 268 169
Interpump Group SpA 8,928 255
Kone Oyj 5,368 311
Kubota Corp 18,800 269
Rockwell Automation Inc
(g)
1,249 191
Roper Technologies Inc
(g)
2,123 779
Shima Seiki Manufacturing Ltd 1,160 28
Spirax-Sarco Engineering PLC 1,675 164
SPX FLOW Inc
(e)
3,011 102
Stabilus SA 5,042 227
THK Co Ltd 5,500 127
Toshiba Machine Co Ltd 3,582 69
Washtec AG 4,348 233
$ 9,208
Media - 1.03%
CBS Corp
(g)
28,641 1,205
Charter Communications Inc
(e),(g)
2,705 1,108
Comcast Corp - Class A
(g)
63,505 2,811
Discovery Inc - A Shares
(e)
1,530 42
Discovery Inc - C Shares
(e),(g)
13,500 351
DISH Network Corp
(e)
1,004 34
Entercom Communications Corp 14,138 50
FactSet Research Systems Inc 1,488 405
Fox Corp - A Shares
(g)
16,397 544
Fuji Media Holdings Inc 6,380 83
Global Eagle Entertainment Inc
(e)
364,706 255
Gray Television Inc
(e)
78,468 1,201
iHeartMedia Inc
(e)
95,668 1,320
Liberty Global PLC - C Shares
(e)
14,595 381
Nexstar Media Group Inc 1,121 111
Nippon Television Holdings Inc 11,585 153
Quebecor Inc 3,200 72
Schibsted ASA - A Shares 9,059 275
Schibsted ASA - B Shares 51,230 1,483
Sinclair Broadcast Group Inc 2,335 104
TEGNA Inc 8,394 120
TV Asahi Holdings Corp 6,490 103
Viacom Inc - B Shares
(g)
9,665 241
Walt Disney Co/The
(g)
3,806 522
Wolters Kluwer NV 10,440 752
$ 13,726
Metal Fabrication & Hardware - 0.03%
Neturen Co Ltd 3,700 28
Rexnord Corp
(e)
7,173 188
Troax Group AB 17,430 176
Tsubaki Nakashima Co Ltd 2,902 43
$ 435
Mining - 0.48%
BHP Group Ltd 36,075 885
BHP Group PLC 48,378 1,047
Compass Minerals International Inc 1,866 93
Franco-Nevada Corp 9,200 899
Kirkland Lake Gold Ltd 28,600 1,391
Livent Corp
(e)
33,311 205
Pacific Metals Co Ltd 3,120 55
Pretium Resources Inc
(e)
47,971 629
Rio Tinto PLC 16,159 819
South32 Ltd 23,207 41
Teck Resources Ltd 17,400 296
$ 6,360
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0.37%
3M Co
(g)
6,266 $ 1,013
Actuant Corp 3,785 84
Airtac International Group 6,415 66
Alstom SA 8,659 370
Eaton Corp PLC
(g)
10,603 856
Enplas Corp 2,210 62
Escorts Ltd 16,323 117
Haynes International Inc 3,819 114
Hiwin Technologies Corp 10,845 88
Illinois Tool Works Inc
(g)
6,798 1,019
Ingersoll-Rand PLC
(g)
516 62
ITT Inc 3,351 191
Knorr-Bremse AG 1,335 125
Nikon Corp 9,660 119
Parker-Hannifin Corp
(g)
3,281 544
Sturm Ruger & Co Inc 1,550 64
Textron Inc
(g)
492 22
$ 4,916
Office & Business Equipment - 0.04%
Canon Inc 6,380 165
Xerox Holdings Corp
(g)
5,835 169
Zebra Technologies Corp
(e)
1,081 222
$ 556
Office Furnishings - 0.01%
Knoll Inc 4,526 104
Oil & Gas - 1.45%
Aker BP ASA 1,013 27
Amplify Energy Corp 67,232 401
Apache Corp 804 17
Bellatrix Exploration Ltd
(e)
94,641 29
Cabot Oil & Gas Corp
(g)
11,056 189
Canadian Natural Resources Ltd 15,900 380
Chevron Corp
(g)
18,556 2,184
Cimarex Energy Co
(g)
700 30
CNOOC Ltd 57,000 85
ConocoPhillips
(g)
49,477 2,582
Cosmo Energy Holdings Co Ltd 870 16
CVR Energy Inc 2,386 95
DCC PLC 8,430 719
Devon Energy Corp
(g)
10,861 239
Dommo Energia SA ADR
(e)
269 1
Encana Corp 45,800 203
EOG Resources Inc
(g)
5,100 378
Equinor ASA 2,307 39
Helmerich & Payne Inc
(g)
2,892 109
HollyFrontier Corp
(g)
4,476 199
Inpex Corp 26,330 227
Japan Petroleum Exploration Co Ltd 6,280 153
JXTG Holdings Inc 247,519 1,021
Lundin Petroleum AB 34,243 1,044
Marathon Oil Corp 1,718 20
Marathon Petroleum Corp
(g)
33,360 1,642
Neste Oyj 14,028 443
Occidental Petroleum Corp
(g)
28,819 1,253
OMV AG 9,088 464
Parsley Energy Inc 86,065 1,541
Petroleo Brasileiro SA ADR 9,029 122
Pioneer Natural Resources Co 8,710 1,075
PrairieSky Royalty Ltd 41,600 527
Repsol SA 14,655 213
Royal Dutch Shell PLC - A Shares 17,783 494
Suncor Energy Inc 10,900 319
Valero Energy Corp
(g)
10,866 818
Viper Energy Partners LP 2,139 62
Whiting Petroleum Corp
(e)
14,653 97
$ 19,457

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
113
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0.05%
DMC Global Inc 2,507 $ 109
TechnipFMC PLC
(g)
9,824 244
TGS NOPEC Geophysical Co ASA 9,788 235
Thermon Group Holdings Inc
(e)
4,864 106
$ 694
Packaging & Containers - 0.18%
Amcor PLC
(g)
3,465 34
Ball Corp 8,493 683
Nampak Ltd
(e)
96,100 59
Packaging Corp of America
(g)
2,502 252
Sealed Air Corp
(g)
19,253 766
Vidrala SA 3,710 325
Westrock Co
(g)
6,789 232
$ 2,351
Pharmaceuticals - 1.87%
AbbVie Inc
(g)
32,248 2,119
Aerie Pharmaceuticals Inc
(e)
2,839 61
Aimmune Therapeutics Inc
(e)
5,714 117
Allergan PLC 704 112
AmerisourceBergen Corp
(g)
3,933 324
Ascendis Pharma A/S ADR
(e)
371 42
Astellas Pharma Inc 54,900 758
AstraZeneca PLC 4,655 416
Bristol-Myers Squibb Co
(g)
44,883 2,158
Cardinal Health Inc
(g)
7,875 340
China Biologic Products Holdings Inc
(e)
13,051 1,309
China Traditional Chinese Medicine Holdings
Co Ltd
242,000 113
Cigna Corp 1,048 161
CSPC Pharmaceutical Group Ltd 204,488 407
CVS Health Corp
(g)
34,299 2,090
Eisai Co Ltd 30,190 1,540
Eli Lilly & Co
(g)
2,478 280
Galapagos NV
(e)
1,916 323
Galapagos NV ADR
(e)
801 135
Global Blood Therapeutics Inc
(e)
1,856 85
Ipsen SA 3,292 346
Jazz Pharmaceuticals PLC
(e),(g)
1,200 154
Johnson & Johnson
(g)
23,833 3,060
Kyowa Kirin Co Ltd 14,179 259
Livzon Pharmaceutical Group Inc 21,060 84
McKesson Corp
(g)
5,611 776
Merck & Co Inc
(g)
19,787 1,711
MyoKardia Inc
(e)
848 46
Nippon Shinyaku Co Ltd 1,814 149
Novartis AG 6,526 588
Novo Nordisk A/S 16,219 845
Ono Pharmaceutical Co Ltd 100 2
Perrigo Co PLC
(g)
2,998 140
PRA Health Sciences Inc
(e)
1,153 114
Reata Pharmaceuticals Inc
(e)
868 67
Rhythm Pharmaceuticals Inc
(e)
4,229 95
Roche Holding AG 10,706 2,926
Shionogi & Co Ltd 2,900 155
Ship Healthcare Holdings Inc 1,350 62
Sinopharm Group Co Ltd 19,810 71
Takeda Pharmaceutical Co Ltd 11,120 375
Zoetis Inc 1,023 129
$ 25,044
Pipelines - 0.03%
Kinder Morgan Inc/DE
(g)
4,850 98
Plains GP Holdings LP
(e)
4,703 103
TC Energy Corp 5,200 267
$ 468
Private Equity - 0.19%
3i Group PLC 3,628 48
Kennedy-Wilson Holdings Inc 4,963 104
Partners Group Holding AG 2,952 2,403
$ 2,555
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0.36%
Aedas Homes SAU
(e),(f)
11,664 $ 264
Catena AB 8,308 310
China Overseas Land & Investment Ltd 56,750 179
CK Asset Holdings Ltd 23,000 156
Corp Inmobiliaria Vesta SAB de CV 54,536 85
Deutsche Wohnen SE 8,112 287
Godrej Properties Ltd
(e)
6,235 79
Hembla AB
(e)
12,555 252
Hexion Holdings Corp
(e),(h)
103,845 1,243
Hongkong Land Holdings Ltd 35,000 191
Ichigo Inc 33,200 134
LEG Immobilien AG 2,227 262
McGrath RentCorp 1,345 86
Mitsubishi Estate Co Ltd 37,590 719
Neinor Homes SA
(e),(f)
19,189 236
Oberoi Realty Ltd 17,444 139
Parque Arauco SA 56,473 158
Token Corp 550 32
WE Company Common Class A
(e),(h),(i),(j)
356 24
$ 4,836
REITs - 0.74%
Agree Realty Corp 3,462 259
Alexandria Real Estate Equities Inc
(g)
2,373 356
American Tower Corp 2,573 592
Apartment Investment & Management Co 317 16
AvalonBay Communities Inc
(g)
298 63
Boston Properties Inc
(g)
331 42
CoreCivic Inc 11,906 202
Crown Castle International Corp 3,790 550
CyrusOne Inc 17,126 1,258
Dexus 24,157 210
Duke Realty Corp
(g)
1,843 61
Easterly Government Properties Inc 4,976 102
Equity Residential
(g)
803 68
Essex Property Trust Inc
(g)
140 45
Extra Space Storage Inc
(g)
462 56
Federal Realty Investment Trust 161 21
GEO Group Inc/The 5,904 101
HCP Inc 1,049 36
Hersha Hospitality Trust 5,426 75
Hibernia REIT plc 176,347 285
Hoshino Resorts REIT Inc 7 36
Host Hotels & Resorts Inc
(g)
46,060 739
Iron Mountain Inc 3,327 106
Japan Retail Fund Investment Corp 67 134
Lamar Advertising Co 1,354 104
Macerich Co/The
(g)
14,801 423
Mid-America Apartment Communities Inc
(g)
243 31
Monmouth Real Estate Investment Corp 7,679 101
Outfront Media Inc 3,570 98
Pebblebrook Hotel Trust 3,630 98
PotlatchDeltic Corp 5,766 222
Prologis Inc
(g)
7,286 609
Public Storage 2,399 635
Realty Income Corp
(g)
679 50
RPT Realty 10,454 124
Segro PLC 25,266 242
Simon Property Group Inc
(g)
6,700 998
SL Green Realty Corp
(g)
177 14
Suntec Real Estate Investment Trust 49,300 69
UDR Inc
(g)
606 29
Ventas Inc 794 58
Vicinity Centres 218,549 381
Vornado Realty Trust
(g)
408 25
Welltower Inc
(g)
901 81
Xenia Hotels & Resorts Inc 4,847 98
$ 9,903

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
114
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 2.55%
ABC-Mart Inc 4,600 $ 294
Ace Hardware Indonesia Tbk PT 1,421,500 173
Advance Auto Parts Inc 7,068 975
AutoZone Inc
(e),(g)
2,434 2,681
Best Buy Co Inc
(g)
7,386 470
BK Brasil Operacao e Assessoria a Restaurantes
SA
20,300 93
CarMax Inc
(e),(g)
7,229 602
Cawachi Ltd 2,760 52
Children's Place Inc/The 2,324 203
Chipotle Mexican Grill Inc
(e)
60 50
Cie Financiere Richemont SA 5,199 404
Citizen Watch Co Ltd 32,350 147
CJ ENM Co Ltd 1,325 176
Clicks Group Ltd 8,882 117
Costco Wholesale Corp
(g)
3,014 888
Darden Restaurants Inc
(g)
1,145 139
Dollar General Corp
(g)
6,827 1,066
Dollar Tree Inc
(e),(g)
508 52
Dollarama Inc 3,600 138
DP Eurasia NV
(e),(f)
71,134 80
Fast Retailing Co Ltd 3,900 2,282
Five Below Inc
(e)
780 96
Floor & Decor Holdings Inc
(e)
2,067 102
H2O Retailing Corp 2,900 30
Hennes & Mauritz AB 8,920 171
Home Depot Inc/The
(g)
21,951 5,002
Hyundai Department Store Co Ltd 1,911 123
Jand Inc
(e),(h),(i),(j)
1,693 26
Jollibee Foods Corp 42,730 195
Kohl's Corp
(g)
4,282 202
K's Holdings Corp 3,200 34
L Brands Inc 2,900 48
Lowe's Cos Inc
(g)
19,454 2,183
Lululemon Athletica Inc
(e)
3,100 572
Matahari Department Store Tbk PT 752,658 160
McDonald's Corp
(g)
1,621 353
McDonald's Holdings Co Japan Ltd 12,900 605
Michaels Cos Inc/The
(e)
14,356 81
Mitra Adiperkasa Tbk PT 2,248,362 157
Movado Group Inc 4,966 107
Next PLC 4,412 319
Nishimatsuya Chain Co Ltd 9,240 78
Nitori Holdings Co Ltd 3,900 562
Nordstrom Inc
(g)
332 10
Pandora A/S 2,957 126
Panera Bread Co
(e),(h),(i)
1,664 —
Ross Stores Inc
(g)
2,459 261
Ruth's Hospitality Group Inc 2,956 58
Shanghai Pharmaceuticals Holding Co Ltd 70,780 133
Shimamura Co Ltd 2,180 170
Starbucks Corp
(g)
11,654 1,126
Sundrug Co Ltd 6,700 208
Sushiro Global Holdings Ltd 530 33
Target Corp
(g)
13,761 1,473
TJX Cos Inc/The
(g)
31,512 1,732
Tractor Supply Co 256 26
Tsuruha Holdings Inc 569 62
Ulta Beauty Inc
(e),(g)
747 177
United Arrows Ltd 1,300 39
USS Co Ltd 7,600 144
Vera Bradley Inc
(e)
7,618 81
Walgreens Boots Alliance Inc
(g)
25,928 1,328
Walmart Inc
(g)
27,596 3,153
Welcia Holdings Co Ltd 5,000 261
Westlife Development Ltd
(e)
18,726 73
Xebio Holdings Co Ltd 8,540 91
Yum! Brands Inc
(g)
9,525 1,113
$ 34,166
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.02%
OceanFirst Financial Corp 4,284 $ 90
People's United Financial Inc
(g)
838 12
Sterling Bancorp/DE 6,623 127
United Financial Bancorp Inc 5,697 71
$ 300
Semiconductors - 1.00%
Advanced Micro Devices Inc
(e)
21,260 669
Advantest Corp 1,600 65
Analog Devices Inc 790 87
Applied Materials Inc
(g)
20,268 973
ASML Holding NV 4,114 915
ASPEED Technology Inc 2,554 63
Broadcom Inc
(g)
3,487 985
Cypress Semiconductor Corp 100,009 2,301
Entegris Inc 1,690 72
FormFactor Inc
(e)
8,424 144
Globalwafers Co Ltd 4,942 45
Hamamatsu Photonics KK 13,400 462
Inari Amertron Bhd 242,900 94
Intel Corp
(g)
11,707 555
Lam Research Corp
(g)
4,332 912
Marvell Technology Group Ltd 22,127 530
Maxim Integrated Products Inc 7,848 428
Miraial Co Ltd 2,510 28
Nippon Chemi-Con Corp 6,080 79
Nova Measuring Instruments Ltd
(e)
3,615 100
NVIDIA Corp
(g)
1,000 168
Qorvo Inc
(e),(g)
3,146 225
QUALCOMM Inc
(g)
5,002 389
Renesas Electronics Corp
(e)
136,923 854
Rohm Co Ltd 4,229 301
Samsung Electronics Co Ltd 11,806 430
Silicon Motion Technology Corp ADR 2,380 77
Sino-American Silicon Products Inc 29,851 71
SOITEC
(e)
2,193 221
Texas Instruments Inc
(g)
5,795 717
Tokyo Ohka Kogyo Co Ltd 2,262 76
Tower Semiconductor Ltd
(e)
13,585 259
Xilinx Inc
(g)
537 56
Xperi Corp 4,901 90
$ 13,441
Software - 2.06%
Activision Blizzard Inc
(g)
1,639 83
Akamai Technologies Inc
(e)
3,200 285
Argo Graphics Inc 1,400 35
Avid Technology Inc
(e)
11,029 82
Bandwidth Inc
(e)
1,454 127
Bilibili Inc ADR
(e)
2,781 39
Birst Inc
(e),(h),(i),(j)
21,065 1
Black Knight Inc
(e)
9,181 572
Broadridge Financial Solutions Inc
(g)
3,491 452
Cadence Design Systems Inc
(e),(g)
11,799 808
Cerner Corp
(g)
10,900 751
Change Healthcare Inc
(e)
102,541 1,439
Citrix Systems Inc
(g)
3,300 307
Computer Engineering & Consulting Ltd 2,600 55
Constellation Software Inc/Canada 836 814
Cresco Ltd 1,398 46
CSG Systems International Inc 2,054 111
Dassault Systemes SE 8,519 1,201
DeNA Co Ltd 6,900 146
Douzone Bizon Co Ltd 2,999 142
Dropbox Inc - A Shares
(e)
8,200 147
Electronic Arts Inc
(e),(g)
1,689 158
Envestnet Inc
(e)
1,588 91
Everbridge Inc
(e)
1,000 86
Fidelity National Information Services Inc
(g)
2,893 394
Fiserv Inc
(e),(g)
840 90
Five9 Inc
(e)
1,564 99

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
115
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Gree Inc 33,380 $ 150
Guidewire Software Inc
(e)
5,892 567
HubSpot Inc
(e)
300 60
Intuit Inc
(g)
2,868 827
Kingdee International Software Group Co Ltd 68,060 61
Linx SA 20,591 158
Microsoft Corp
(g)
42,701 5,887
MINDBODY Inc
(e),(h),(i)
9,229 337
MiX Telematics Ltd ADR 11,139 157
MSCI Inc
(g)
4,594 1,078
Omnicell Inc
(e)
3,556 255
Oracle Corp
(g)
78,631 4,093
Paychex Inc
(g)
10,765 880
PROS Holdings Inc
(e)
1,663 118
SAP SE 16,016 1,912
ServiceNow Inc
(e)
2,148 562
Splunk Inc
(e)
4,359 487
Sprix Ltd 800 11
Synopsys Inc
(e),(g)
322 46
Tabula Rasa HealthCare Inc
(e)
2,059 117
Take-Two Interactive Software Inc
(e)
1,700 224
TechMatrix Corp 3,500 78
Temenos AG
(e)
1,132 191
TiVo Corp 10,634 80
Ubisoft Entertainment SA
(e)
2,518 203
Workday Inc
(e)
2,951 523
$ 27,623
Storage & Warehousing - 0.01%
ID Logistics Group
(e)
731 125
Telecommunications - 1.41%
Arista Networks Inc
(e)
170 38
AT&T Inc
(g)
74,150 2,614
Calix Inc
(e)
19,663 118
CenturyLink Inc
(g)
29,415 335
China Mobile Ltd 24,011 199
Cisco Systems Inc
(g)
67,376 3,154
CommScope Holding Co Inc
(e),(g)
13,300 143
Harmonic Inc
(e)
18,665 123
Hellenic Telecommunications Organization SA 24,893 332
Hikari Tsushin Inc 2,100 492
HMS Networks AB 8,419 132
Inmarsat PLC 114,689 844
Intelsat SA
(e)
21,402 443
Juniper Networks Inc 735 17
Loral Space & Communications Inc
(e)
37,932 1,403
Maxar Technologies Inc 121,977 864
Motorola Solutions Inc
(g)
11,306 2,045
Nokia OYJ 50,640 251
Oi SA ADR
(e)
112,537 155
Ooma Inc
(e)
11,102 139
Plantronics Inc 2,178 68
Rogers Communications Inc 6,400 317
Sectra AB
(e)
5,172 200
Softbank Corp 51,700 725
SoftBank Group Corp 14,800 671
Telefonica Deutschland Holding AG 253,715 646
Telenor ASA 31,507 647
T-Mobile US Inc
(e)
1,825 142
TPG Telecom Ltd 28,388 127
Verizon Communications Inc
(g)
24,902 1,448
Vision Inc/Tokyo Japan
(e)
800 34
$ 18,866
Textiles - 0.04%
Coats Group PLC 290,199 259
Mohawk Industries Inc
(e),(g)
1,914 227
Seiren Co Ltd 2,879 33
$ 519
Toys, Games & Hobbies - 0.03%
Nintendo Co Ltd 1,013 383
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.07%
Aurizon Holdings Ltd 45,265 $ 180
Canadian National Railway Co 6,408 590
Central Japan Railway Co 2,000 395
CH Robinson Worldwide Inc
(g)
289 24
CJ Logistics Corp
(e)
2,032 240
CSX Corp
(g)
20,462 1,371
Dorian LPG Ltd
(e)
20,122 209
DSV A/S 9,965 989
East Japan Railway Co 12,200 1,161
Expeditors International of Washington Inc
(g)
11,036 785
FedEx Corp
(g)
4,338 688
Genesee & Wyoming Inc
(e)
27,782 3,081
Kansas City Southern
(g)
213 27
Mahindra Logistics Ltd
(f)
19,299 89
Nippon Yusen KK 1,640 24
Norfolk Southern Corp
(g)
6,680 1,163
Scorpio Tankers Inc 9,293 244
SEACOR Holdings Inc
(e)
4,773 224
Seibu Holdings Inc 40,000 679
Union Pacific Corp
(g)
9,313 1,509
United Parcel Service Inc
(g)
2,153 256
Yamato Holdings Co Ltd 24,300 420
$ 14,348
Trucking & Leasing - 0.02%
GATX Corp 3,617 268
Water - 0.03%
Veolia Environnement SA 14,233 340
TOTAL COMMON STOCKS $ 533,745
CONVERTIBLE PREFERRED STOCKS
- 0.09% Shares Held Value (000's)
Agriculture - 0.05%
Bunge Ltd 4.88%
(k)
6,930 $ 700
Internet - 0.02%
Airbnb, Inc 0.00%
(e),(h),(i),(j)
1,685 221
Oil & Gas - 0.01%
Chesapeake Energy Corp 5.75%
(k)
355 154
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Retail - 0.01%
Jand Inc 0.00%
(e),(h),(i),(j)
3,781 58
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,156
PREFERRED STOCKS - 0.17% Shares Held Value (000's)
Automobile Manufacturers - 0.08%
Porsche Automobil Holding SE 2.21% 10,538 662
Volkswagen AG 4.86% 2,301 370
$ 1,032
Banks - 0.01%
Itau Unibanco Holding SA 0.18% 17,850 147
Chemicals - 0.01%
FUCHS PETROLUB SE 0.95% 3,044 106
Electrical Components & Equipment - 0.00%
Lithium Technology Corp 0.00%
(e),(h),(i),(j)
59,552 —
Internet - 0.00%
Veracode Inc 0.00%
(e),(h),(i),(j)
6,031 3
Private Equity - 0.02%
Forward Venture Services LLC 0.00%
(e),(h),(i),(j)
54,650 312
Real Estate - 0.04%
WE Company Preferred D-1 0.00%
(e),(h),(i),(j)
4,867 331
WE Company Preferred D-2 0.00%
(e),(h),(i),(j)
3,824 260
$ 591
Software - 0.01%
Marklogic Corp 0.00%
(e),(h),(i),(j)
14,832 144
TOTAL PREFERRED STOCKS $ 2,335

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
116
BONDS - 34.21%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.24%
Boeing Co/The
2.70%, 05/01/2022 $ 1,155 $ 1,177
General Dynamics Corp
2.56%, 05/11/2021 1,275 1,281
3 Month USD LIBOR + 0.38%
Leonardo US Holdings Inc
6.25%, 01/15/2040
(f)
716 723
$ 3,181
Agriculture - 0.29%
JBS Investments II GmbH
7.00%, 01/15/2026
(f)
3,650 3,947
Airlines - 0.04%
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 08/15/2025 516 507
Automobile Asset Backed Securities - 1.61%
ACC Trust 2018-1
3.70%, 12/21/2020
(f)
32 32
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024 550 575
Americredit Automobile Receivables Trust 2018-3
2.43%, 01/18/2022 489 489
1.00 x 1 Month USD LIBOR + 0.25%
4.04%, 11/18/2024 670 705
CarMax Auto Owner Trust 2017-4
2.33%, 04/15/2021 52 52
1.00 x 1 Month USD LIBOR + 0.13%
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
CarMax Auto Owner Trust 2018-2
3.99%, 04/15/2025 320 332
Carmax Auto Owner Trust 2018-4
4.15%, 04/15/2025 205 215
Carmax Auto Owner Trust 2019-1
3.05%, 03/15/2024 1,415 1,449
4.04%, 08/15/2025 455 478
Chesapeake Funding II LLC
3.57%, 04/15/2030
(f)
175 180
3.71%, 05/15/2029
(f)
130 131
3.92%, 04/15/2030
(f)
455 467
CIG AUTO RECEIVABLES TRUST 2017-1
2.71%, 05/15/2023
(f)
33 33
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023
(f)
190 193
CPS Auto Receivables Trust 2018-A
3.05%, 12/15/2023
(f)
105 106
CPS Auto Receivables Trust 2018-D
3.83%, 09/15/2023
(f)
330 338
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024 685 697
Drive Auto Receivables Trust 2018-5
2.52%, 07/15/2021 164 164
1.00 x 1 Month USD LIBOR + 0.32%
4.53%, 04/15/2026 420 437
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026 260 270
Drive Auto Receivables Trust 2019-3
2.49%, 06/15/2023 205 206
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022
(f)
816 821
DT Auto Owner Trust 2016-2
5.43%, 11/15/2022
(f)
587 595
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024
(f)
290 300
DT Auto Owner Trust 2018-3
3.79%, 07/15/2024
(f)
395 404
First Investors Auto Owner Trust 2015-1
3.59%, 01/18/2022
(f)
100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021
(f)
$ 565 $ 570
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022
(f)
70 71
Flagship Credit Auto Trust 2015-1
3.76%, 06/15/2021
(f)
109 110
Flagship Credit Auto Trust 2019-2
3.53%, 05/15/2025
(f)
520 538
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021 1,260 1,258
GLS Auto Receivables Issuer Trust 2019-2
3.54%, 02/18/2025
(f)
785 804
Hertz Vehicle Financing II LP
3.29%, 10/25/2023
(f)
315 324
Honda Auto Receivables 2016-4 Owner Trust
1.21%, 12/18/2020 274 274
Honda Auto Receivables 2017-3 Owner Trust
1.79%, 09/20/2021 284 283
Motor 2017-1 PLC
2.68%, 09/25/2024
(f)
313 313
1.00 x 1 Month USD LIBOR + 0.53%
Nissan Auto Receivables 2017-A Owner Trust
1.74%, 08/16/2021 215 214
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022 745 750
Prestige Auto Receivables Trust 2016-1
5.15%, 11/15/2021
(f)
815 832
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(f)
145 148
Santander Drive Auto Receivables Trust 2018-2
3.88%, 02/15/2024 800 822
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12/16/2024 490 500
Santander Drive Auto Receivables Trust 2019-2
3.22%, 07/15/2025 655 671
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(f)
100 103
Toyota Auto Receivables 2017-A Owner Trust
1.73%, 02/16/2021 176 176
Toyota Auto Receivables 2017-C Owner Trust
2.28%, 07/15/2020 4 4
1.00 x 1 Month USD LIBOR + 0.08%
Toyota Auto Receivables 2018-B Owner Trust
2.96%, 09/15/2022 1,190 1,206
United Auto Credit Securitization Trust 2019-1
3.16%, 08/12/2024
(f)
480 483
Veros Automobile Receivables Trust 2017-1
2.84%, 04/17/2023
(f)
21 21
Westlake Automobile Receivables Trust 2017-1
3.46%, 10/17/2022
(f)
145 146
Westlake Automobile Receivables Trust 2018-1
3.41%, 05/15/2023
(f)
175 177
Westlake Automobile Receivables Trust 2018-3
2.55%, 01/18/2022
(f)
712 712
1.00 x 1 Month USD LIBOR + 0.35%
4.00%, 10/16/2023
(f)
225 232
$ 21,537
Automobile Floor Plan Asset Backed Securities - 0.13%
Navistar Financial Dealer Note Master Owner
Trust II
2.90%, 09/25/2023
(f)
205 205
1.00 x 1 Month USD LIBOR + 0.63%
NextGear Floorplan Master Owner Trust
2.88%, 10/17/2022
(f)
850 853
1.00 x 1 Month USD LIBOR + 0.68%
3.05%, 04/18/2022
(f)
715 717
1.00 x 1 Month USD LIBOR + 0.85%
$ 1,775

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
117
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.18%
BMW US Capital LLC
2.82%, 09/13/2019
(f)
$ 1,205 $ 1,205
3 Month USD LIBOR + 0.41%
Nissan Motor Acceptance Corp
2.88%, 01/13/2020
(f)
1,215 1,216
3 Month USD LIBOR + 0.58%
$ 2,421
Banks - 1.02%
Banco Hipotecario SA
50.42%, 01/12/2020
(f)
ARS 6,156 91
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 2.50%
63.19%, 11/07/2022
(f)
10,245 88
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(f)
5,115 31
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(f),(k),(l)
$ 1,900 1,873
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Supervielle SA
55.10%, 08/09/2020
(f)
ARS 11,000 166
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.50%
Citibank NA
2.74%, 05/20/2022 $ 1,170 1,172
3 Month USD LIBOR + 0.60%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024
(f)
COP 3,380,000 1,050
HSBC Holdings PLC
6.25%, 12/31/2049
(k),(l)
$ 5,120 5,234
USD Swap Rate NY 5 Year + 3.45%
HSH N Funding I Via Banque de Luxembourg
0.00%, 12/31/2049
(e),(k)
EUR 3,630 798
12 Month Euro Interbank Offered Rate +
2.15%
KeyBank NA/Cleveland OH
3.30%, 02/01/2022 $ 860 887
RESPARCS Funding II LP
0.00%, 12/31/2049
(e),(k)
EUR 1,481 330
Standard Chartered PLC
3.43%, 01/20/2023
(f)
$ 640 638
3 Month USD LIBOR + 1.15%
4.25%, 01/20/2023
(f),(l)
640 661
3 Month USD LIBOR + 1.15%
Wells Fargo Bank NA
3.63%, 10/22/2021 635 655
$ 13,674
Beverages - 0.05%
PepsiCo Inc
2.56%, 10/04/2019 610 610
3 Month USD LIBOR + 0.27%
Commercial Mortgage Backed Securities - 3.95%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 531 442
CCRESG Commercial Mortgage Trust
2016-HEAT
5.67%, 04/10/2029
(f),(m)
255 261
COMM 2014-CCRE18 Mortgage Trust
3.60%, 07/15/2047
(f)
1,925 1,555
COMM 2015-CCRE25 Mortgage Trust
3.94%, 08/10/2048
(m)
2,280 2,004
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(f)
2,800 2,252
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2015-LC21 Mortgage Trust
1.19%, 07/10/2048
(f),(m),(n)
$ 10,000 $ 577
1.19%, 07/10/2048
(f),(m),(n)
3,125 175
3.25%, 07/10/2048
(f)
1,967 1,547
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(f)
850 679
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
5.80%, 01/15/2034
(f)
155 156
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.34%, 06/15/2057
(m)
960 945
4.34%, 06/15/2057
(m)
2,184 1,948
CSAIL 2015-C3 Commercial Mortgage Trust
3.50%, 08/15/2048
(m)
1,690 1,380
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(f)
1,055 1,009
Ginnie Mae
0.58%, 01/16/2053
(m),(n)
6,059 219
GS Mortgage Securities Corp II
4.56%, 07/10/2051
(f),(m)
635 519
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047
(f),(m)
1,820 1,642
GS Mortgage Securities Trust 2015-GC32
4.56%, 07/10/2048
(f),(m)
2,476 1,948
HPLY Trust 2019-HIT
3.80%, 11/15/2036
(f)
310 310
1.00 x 1 Month USD LIBOR + 1.60%
JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP10
5.46%, 01/15/2049
(m)
18 18
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.24%, 07/15/2045
(f),(m)
1,782 1,589
JPMBB Commercial Mortgage Securities Trust
2014-C21
3.90%, 08/15/2047
(f),(m)
1,120 863
4.81%, 08/15/2047
(f),(m)
1,910 1,810
JPMBB Commercial Mortgage Securities Trust
2014-C26
4.00%, 01/15/2048
(f)
1,300 1,116
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.79%, 05/15/2048
(m),(o)
5,735 4,947
3.90%, 05/15/2048
(f),(m)
2,160 1,633
JPMBB Commercial Mortgage Securities Trust
2015-C31
4.77%, 08/15/2048
(f),(m)
1,797 1,393
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
3.71%, 10/15/2046
(f)
1,275 1,093
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(f),(m)
350 307
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
1.02%, 11/15/2052
(f),(m),(n)
3,150 198
Morgan Stanley Capital I Trust 2011-C2
5.67%, 06/15/2044
(f),(m)
475 480
5.67%, 06/15/2044
(f),(m)
160 159
Motel 6 Trust 2017-M6MZ
9.12%, 08/15/2020
(f)
1,187 1,197
1.00 x 1 Month USD LIBOR + 6.93%
SG Commercial Mortgage Securities Trust
2016-C5
2.54%, 10/10/2048
(f)
2,100 1,381

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Starwood Retail Property Trust 2014-STAR
4.70%, 11/15/2027
(f)
$ 170 $ 169
1.00 x 1 Month USD LIBOR + 2.50%
6.35%, 11/15/2027
(f)
645 530
1.00 x 1 Month USD LIBOR + 4.15%
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25
6.09%, 05/15/2043
(f),(m)
104 99
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(f)
1,981 1,515
Wells Fargo Commercial Mortgage Trust
2015-C28
3.00%, 05/15/2048
(f)
2,051 1,470
Wells Fargo Commercial Mortgage Trust
2015-C31
3.85%, 11/15/2048 1,040 960
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(f)
260 201
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(f),(m)
1,485 1,155
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(f),(m),(n)
7,575 906
WF-RBS Commercial Mortgage Trust 2011-C2
5.84%, 02/15/2044
(f),(m)
115 118
WFRBS Commercial Mortgage Trust 2011-C3
5.86%, 03/15/2044
(f),(m)
350 302
WFRBS Commercial Mortgage Trust 2011-C4
5.40%, 06/15/2044
(f),(m)
845 863
WFRBS Commercial Mortgage Trust 2012-C6
5.77%, 04/15/2045
(f),(m)
500 526
WFRBS Commercial Mortgage Trust 2012-C7
4.97%, 06/15/2045
(m)
80 82
4.97%, 06/15/2045
(f),(m)
225 187
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(f)
267 214
WFRBS Commercial Mortgage Trust 2014-C21
3.49%, 08/15/2047
(f)
1,030 803
3.50%, 08/15/2047
(f),(o)
4,515 3,957
WFRBS Commercial Mortgage Trust 2014-LC14
3.50%, 03/15/2047
(f),(m)
1,300 1,054
$ 52,863
Commercial Services - 0.06%
APX Group Inc
7.63%, 09/01/2023 1,105 823
Computers - 0.15%
Apple Inc
2.41%, 02/07/2020 720 720
3 Month USD LIBOR + 0.20%
International Business Machines Corp
2.49%, 01/27/2020 1,255 1,256
3 Month USD LIBOR + 0.23%
$ 1,976
Consumer Products - 0.07%
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(f)
1,000 883
Cosmetics & Personal Care - 0.05%
Revlon Consumer Products Corp
5.75%, 02/15/2021 791 720
Credit Card Asset Backed Securities - 0.51%
BA Credit Card Trust
1.95%, 08/15/2022 1,030 1,029
Chase Issuance Trust
2.75%, 06/15/2023 1,150 1,157
1.00 x 1 Month USD LIBOR + 0.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Citibank Credit Card Issuance Trust
1.75%, 11/19/2021 $ 1,210 $ 1,209
2.44%, 04/07/2022 1,330 1,331
1.00 x 1 Month USD LIBOR + 0.22%
2.49%, 01/20/2023 1,370 1,384
Discover Card Execution Note Trust
3.04%, 07/15/2024 585 603
Genesis Sales Finance Master Trust Series 2019-A
4.68%, 08/20/2023
(f)
115 118
$ 6,831
Diversified Financial Services - 0.86%
Aircastle Ltd
4.25%, 06/15/2026 945 973
American Express Co
2.89%, 11/05/2021 870 875
3 Month USD LIBOR + 0.60%
Ameriprise Financial Inc
3.00%, 03/22/2022 515 526
Power Finance Corp Ltd
5.25%, 08/10/2028 3,890 4,301
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 01/15/2025 641 615
7.25%, 09/27/2023 3,640 3,708
USAA Capital Corp
2.63%, 06/01/2021
(f)
560 567
$ 11,565
Electric - 0.40%
Enel SpA
8.75%, 09/24/2073
(f),(l)
785 926
USD Swap Semi-Annual 5 Year + 5.88%
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(e),(h),(i)
6,993 —
0.00%, 10/15/2020
(e),(h),(i)
6,143 —
Pacific Gas & Electric Co
0.00%, 08/01/2023
(e),(f)
1,220 1,238
0.00%, 03/01/2034
(e)
1,843 2,014
0.00%, 04/15/2042
(e)
1,120 1,140
$ 5,318
Entertainment - 0.36%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(f)
4,500 4,752
Food - 0.49%
JBS Investments GmbH
6.25%, 02/05/2023 360 368
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(f)
465 493
MARB BondCo PLC
7.00%, 03/15/2024 4,725 4,831
NBM US Holdings Inc
7.00%, 05/14/2026
(f)
795 812
$ 6,504
Healthcare - Services - 0.19%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(f)
1,091 1,045
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(f),(m),(p)
365 306
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(f),(o)
1,122 1,199
$ 2,550
Insurance - 0.43%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
500 460
10.13%, 08/01/2026
(f)
1,000 1,027

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
119
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AIA Group Ltd
2.91%, 09/20/2021
(f)
$ 515 $ 515
3 Month USD LIBOR + 0.52%
Berkshire Hathaway Finance Corp
2.66%, 01/10/2020 1,225 1,227
3 Month USD LIBOR + 0.32%
Marsh & McLennan Cos Inc
3.50%, 12/29/2020 750 764
Metropolitan Life Global Funding I
3.38%, 01/11/2022
(f)
835 862
New York Life Global Funding
2.95%, 01/28/2021
(f)
855 868
$ 5,723
Internet - 0.16%
Uber Technologies Inc
7.50%, 11/01/2023
(f),(j)
1,265 1,322
8.00%, 11/01/2026
(f),(j)
810 852
$ 2,174
Iron & Steel - 0.29%
CSN Resources SA
7.63%, 04/17/2026
(f)
3,850 3,879
Leisure Products & Services - 0.25%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f),(o)
4,000 3,400
Lodging - 0.15%
Diamond Resorts International Inc
10.75%, 09/01/2024
(f),(o)
867 871
Marriott International Inc/MD
3.10%, 03/08/2021 845 849
3 Month USD LIBOR + 0.65%
Melco Resorts Finance Ltd
5.63%, 07/17/2027
(f)
270 275
$ 1,995
Machinery - Construction & Mining - 0.09%
Caterpillar Financial Services Corp
2.85%, 01/10/2020 1,225 1,227
3 Month USD LIBOR + 0.51%
Media - 0.30%
Cengage Learning Inc
9.50%, 06/15/2024
(f)
2,000 1,850
Clear Channel Communications
0.00%, 12/15/2019
(e),(h),(i)
3,500 —
Fox Corp
3.67%, 01/25/2022
(f)
910 943
NBCUniversal Enterprise Inc
5.25%, 12/19/2049
(f),(k)
1,205 1,244
$ 4,037
Miscellaneous Manufacturers - 0.09%
FXI Holdings Inc
7.88%, 11/01/2024
(f),(o)
1,371 1,217
Mortgage Backed Securities - 3.64%
Adjustable Rate Mortgage Trust 2004-4
4.24%, 03/25/2035
(m)
64 65
Adjustable Rate Mortgage Trust 2005-1
4.35%, 05/25/2035
(m)
178 182
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 109 114
Alternative Loan Trust 2004-14T2
5.50%, 08/25/2034 60 62
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 87 91
5.50%, 08/25/2034 92 96
Alternative Loan Trust 2004-28CB
5.75%, 01/25/2035 40 41
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 198 213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Alternative Loan Trust 2004-J3
5.50%, 04/25/2034 $ 54 $ 56
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 90 92
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 81 85
Banc of America Funding 2005-5 Trust
5.50%, 09/25/2035 40 44
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 79 86
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 117 119
Banc of America Mortgage 2005-A Trust
4.47%, 02/25/2035
(m)
30 30
Banc of America Mortgage 2005-I Trust
3.84%, 10/25/2035
(m)
223 215
BCAP LLC Trust 2007-AA2
6.00%, 03/25/2022 75 74
CHL Mortgage Pass-Through Trust 2004-12
4.61%, 08/25/2034
(m)
52 52
CHL Mortgage Pass-Through Trust 2004-HYB4
4.18%, 09/20/2034
(m)
34 33
Citigroup Mortgage Loan Trust 2005-3
4.81%, 08/25/2035
(m)
313 310
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068
(f),(m)
235 236
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059
(f),(m)
530 535
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(f),(m)
355 356
Connecticut Avenue Securities Trust 2019-R02
4.45%, 08/25/2031
(f)
1,420 1,432
1.00 x 1 Month USD LIBOR + 2.30%
Connecticut Avenue Securities Trust 2019-R04
7.40%, 06/25/2039
(f)
280 302
1.00 x 1 Month USD LIBOR + 5.25%
Credit Suisse First Boston Mortgage Securities
Corp
4.38%, 11/25/2033
(m)
67 69
4.54%, 12/25/2033
(m)
33 34
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 39 41
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062
(f),(m)
599 601
Deutsche Mortgage Securities Inc Mortgage Loan
Trust 2004-4
2.50%, 06/25/2034 143 141
1.00 x 1 Month USD LIBOR + 0.35%
DSLA Mortgage Loan Trust 2005-AR5
2.51%, 09/19/2045 145 119
1.00 x 1 Month USD LIBOR + 0.33%
Dukinfield II PLC
2.03%, 12/20/2052 GBP 306 375
1.00 x 3 Month GBP LIBOR + 1.25%
Eurosail-UK 2007-2np PLC
0.94%, 03/13/2045 109 129
1.00 x 3 Month GBP LIBOR + 0.15%
Fannie Mae Connecticut Avenue Securities
4.15%, 03/25/2031 $ 1,420 1,423
1.00 x 1 Month USD LIBOR + 2.00%
4.35%, 01/25/2030 40 41
1.00 x 1 Month USD LIBOR + 2.20%
4.55%, 05/28/2030 65 66
1.00 x 1 Month USD LIBOR + 2.40%
5.70%, 07/25/2030 1,256 1,300
1.00 x 1 Month USD LIBOR + 3.55%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities
(continued)
6.40%, 01/25/2031 $ 5,471 $ 5,862
1.00 x 1 Month USD LIBOR + 4.25%
7.00%, 10/25/2029 2,000 2,244
1.00 x 1 Month USD LIBOR + 4.85%
7.90%, 07/25/2029 1,921 2,286
1.00 x 1 Month USD LIBOR + 5.75%
Fannie Mae REMICS
3.95%, 05/25/2047
(n)
2,058 397
(1.00) x 1 Month USD LIBOR + 6.10%
4.05%, 12/25/2045
(n)
1,265 282
(1.00) x 1 Month USD LIBOR + 6.20%
Freddie Mac STACR Trust 2019-DNA3
10.30%, 07/25/2049
(f)
300 333
1.00 x 1 Month USD LIBOR + 8.15%
Freddie Mac STACR Trust 2019-HRP1
6.20%, 02/25/2049
(f)
410 414
1.00 x 1 Month USD LIBOR + 4.05%
Freddie Mac Structured Agency Credit Risk Debt
Notes
3.80%, 04/25/2024 122 123
1.00 x 1 Month USD LIBOR + 1.65%
3.95%, 07/25/2030 25 25
1.00 x 1 Month USD LIBOR + 1.80%
4.00%, 10/25/2027 326 328
1.00 x 1 Month USD LIBOR + 1.85%
4.35%, 02/25/2024 245 248
1.00 x 1 Month USD LIBOR + 2.20%
7.10%, 07/25/2029 1,619 1,827
1.00 x 1 Month USD LIBOR + 4.95%
10.95%, 03/25/2028 6,951 8,556
1.00 x 1 Month USD LIBOR + 8.80%
GMACM Mortgage Loan Trust 2005-AR1
4.71%, 03/18/2035
(m)
216 223
Gosforth Funding 2018-1 plc
2.58%, 08/25/2060
(f)
279 279
1.00 x 3 Month USD LIBOR + 0.45%
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064
(f)
133 134
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 41 42
HarborView Mortgage Loan Trust 2003-2
2.92%, 10/19/2033 413 405
1.00 x 1 Month USD LIBOR + 0.74%
IndyMac INDX Mortgage Loan Trust 2004-AR6
4.71%, 10/25/2034
(m)
485 493
IndyMac INDX Mortgage Loan Trust 2004-AR7
3.37%, 09/25/2034 134 126
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.88%, 08/25/2035
(m)
594 536
JP Morgan Mortgage Trust 2005-A2
4.55%, 04/25/2035
(m)
111 114
Lanark Master Issuer PLC
2.90%, 12/22/2069
(f)
289 290
1.00 x 3 Month USD LIBOR + 0.77%
Lehman XS Trust Series 2006-2N
2.41%, 02/25/2046 108 99
1.00 x 1 Month USD LIBOR + 0.26%
Ludgate Funding PLC
0.00%, 01/01/2061
(e)
EUR 90 94
1.00 x 3 Month Euro Interbank Offered
Rate + 0.16%
1.38%, 01/01/2061 GBP 351 415
1.00 x 3 Month GBP LIBOR + 0.60%
MASTR Adjustable Rate Mortgages Trust 2004-7
4.42%, 07/25/2034
(m)
$ 157 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
MASTR Adjustable Rate Mortgages Trust 2005-2
3.50%, 03/25/2035
(m)
$ 441 $ 407
MASTR Adjustable Rate Mortgages Trust 2006-2
4.80%, 04/25/2036
(m)
76 77
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 43 46
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 42 44
6.00%, 06/25/2034 51 53
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 268 288
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
4.38%, 05/25/2036
(m)
22 22
Newgate Funding PLC
0.28%, 12/15/2050 EUR 128 136
1.00 x 3 Month Euro Interbank Offered
Rate + 0.60%
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024
(f),(m)
$ 560 563
Residential Asset Securitization Trust 2003-A9
4.00%, 08/25/2033 409 410
Residential Asset Securitization Trust 2005-A8CB
5.38%, 07/25/2035 258 226
RFMSI Series 2006-SA2 Trust
5.30%, 08/25/2036
(m)
321 300
RMAC Securities No 1 PLC
0.00%, 06/12/2044
(e)
EUR 84 89
1.00 x 3 Month Euro Interbank Offered
Rate + 0.15%
STACR Trust 2018-DNA3
6.05%, 09/25/2048
(f)
$ 2,065 2,190
1.00 x 1 Month USD LIBOR + 3.90%
STACR Trust 2018-HRP2
4.55%, 02/25/2047
(f)
4,540 4,640
1.00 x 1 Month USD LIBOR + 2.40%
Structured Adjustable Rate Mortgage Loan Trust
2.46%, 07/25/2035 644 514
1.00 x 1 Month USD LIBOR + 0.31%
4.36%, 09/25/2034
(m)
84 85
Structured Asset Securities Corp Trust 2005-1
5.50%, 02/25/2035 94 96
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(f),(m)
1,880 1,891
Wells Fargo Mortgage Backed Securities 2003-M
Trust
4.90%, 12/25/2033
(m)
147 152
Wells Fargo Mortgage Backed Securities 2004-I
Trust
5.06%, 07/25/2034
(m)
244 253
Wells Fargo Mortgage Backed Securities 2004-O
Trust
4.88%, 08/25/2034
(m)
59 61
Wells Fargo Mortgage Backed Securities 2005-11
Trust
5.50%, 11/25/2035 15 16
Wells Fargo Mortgage Backed Securities 2005-16
Trust
6.00%, 12/25/2035 76 78
Wells Fargo Mortgage Backed Securities 2005-
AR10 Trust
4.98%, 05/01/2035
(m)
37 38
Wells Fargo Mortgage Backed Securities 2005-
AR12 Trust
5.01%, 06/25/2035
(m)
72 74
Wells Fargo Mortgage Backed Securities 2005-
AR2 Trust
5.14%, 03/25/2035
(m)
87 89

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
121
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2006-3
Trust
5.50%, 03/25/2036 $ 314 $ 320
$ 48,749
Oil & Gas - 1.37%
Bellatrix Exploration Ltd
8.50%, 09/11/2023
(h),(i)
236 189
12.50%, PIK 0.00%, 12/15/2023
(h),(i),(j),(m),(p)
257 144
Bruin E&P Partners LLC
8.88%, 08/01/2023
(f)
675 481
California Resources Corp
8.00%, 12/15/2022
(f)
1,190 684
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 278
Denbury Resources Inc
9.25%, 03/31/2022
(f)
2,882 2,421
Gulfport Energy Corp
6.00%, 10/15/2024 175 127
6.38%, 05/15/2025 705 508
Halcon Resources Corp
0.00%, 02/15/2025
(e)
1,053 132
Midstates Petroleum Co Inc
0.00%, 06/01/2020
(e),(h),(i)
1,471 —
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 3,471 3,437
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 1,084 1,059
OGX Austria GmbH
0.00%, 06/01/2020
(e),(f)
600 —
0.00%, 04/01/2022
(e),(f)
1,100 —
Petroamazonas EP
4.63%, 11/06/2020 1,225 1,210
Petrobras Global Finance BV
5.75%, 02/01/2029 640 693
6.85%, 06/05/2115 2,740 3,059
7.25%, 03/17/2044 125 148
Petroleos Mexicanos
6.50%, 06/02/2041 2,700 2,525
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(f)
690 373
9.75%, 04/15/2023
(f)
640 352
YPF SA
6.95%, 07/21/2027
(f)
725 450
17.49%, 07/07/2020
(f)
410 86
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
$ 18,356
Oil & Gas Services - 0.04%
McDermott Technology Americas Inc /
McDermott Technology US Inc
10.63%, 05/01/2024
(f)
781 552
Other Asset Backed Securities - 3.72%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(f)
181 187
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(f)
767 803
AIG CLO 2018-1 Ltd
8.73%, 01/20/2032
(f)
2,640 2,442
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(f),(m)
731 741
AJAX Mortgage Loan Trust
3.47%, 04/25/2057
(f),(m)
66 66
Ajax Mortgage Loan Trust 2017-B
3.16%, 09/25/2056
(f),(m)
305 307
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
ALM VII R Ltd
9.44%, 10/15/2028
(f)
$ 2,000 $ 1,994
1.00 x 3 Month USD LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(f)
280 308
6.23%, 10/17/2036
(f)
695 782
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(f)
900 1,024
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(f)
1,045 1,154
Apidos CLO XXII
8.28%, 10/20/2027
(f)
750 745
1.00 x 3 Month USD LIBOR + 6.00%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(f)
80 81
Avery Point VII CLO Ltd
8.90%, 01/15/2028
(f)
1,400 1,377
1.00 x 3 Month USD LIBOR + 6.60%
Bayview Opportunity Master Fund IIIa Trust
2018-RN8
4.07%, 09/28/2033
(f),(m)
37 37
Bayview Opportunity Master Fund IVa Trust
2019-RN2
3.97%, 03/28/2034
(f),(m)
298 299
Bayview Opportunity Master Fund IVb Trust
2018-RN9
4.21%, 10/29/2033
(f),(m)
83 84
Bayview Opportunity Master Fund Trust IVb
2019-RN1
4.09%, 02/28/2034
(f),(m)
266 268
BCC Funding XIV LLC
6.00%, 04/21/2025
(f)
250 258
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(f),(m)
214 222
5.68%, 12/16/2041
(f),(m)
591 622
Bowman Park CLO Ltd
7.55%, 11/23/2025
(f)
1,000 996
1.00 x 3 Month USD LIBOR + 5.40%
CAM Mortgage Trust 2018-1
3.96%, 12/01/2065
(f),(m)
6 6
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(f)
100 102
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047
(f)
709 733
Colony American Finance 2015-1 Ltd
5.65%, 10/15/2047
(f)
550 567
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(f),(m)
260 263
CVP Cascade CLO-2 Ltd
3.50%, 07/18/2026
(f)
678 678
1.00 x 3 Month USD LIBOR + 1.20%
DB Master Finance LLC
4.35%, 05/20/2049
(f)
160 169
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(f)
97 100
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(f)
351 361
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(f)
350 352
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(f)
49 52
Driven Brands Funding LLC
4.74%, 04/20/2048
(f)
168 181
Dryden 33 Senior Loan Fund
9.27%, 04/15/2029
(f)
700 679
1.00 x 3 Month USD LIBOR + 6.97%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
122
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Dryden 63 GBP CLO 2018 BV
3.67%, 10/15/2032
(f)
GBP 2,060 $ 2,506
1.00 x 3 Month GBP LIBOR + 2.90%
5.27%, 10/15/2032
(f)
1,052 1,281
1.00 x 3 Month GBP LIBOR + 4.50%
Elevation CLO 2015-4 Ltd
3.29%, 04/18/2027
(f)
$ 450 450
1.00 x 3 Month USD LIBOR + 0.99%
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033
(f)
CAD 515 392
Five Guys Funding LLC
4.60%, 07/25/2047
(f)
$ 462 489
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(h),(i)
657 524
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(h),(i)
284 142
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(e),(f),(h),(i)
1,030 —
GCAT 2018-1 LLC
3.84%, 06/25/2048
(f),(m)
107 107
Global Container Assets Ltd
4.50%, 02/05/2030
(f)
257 254
Halcyon Loan Advisors Funding 2013-1 Ltd
3.45%, 04/15/2025
(f)
12 12
1.00 x 3 Month USD LIBOR + 1.15%
Halcyon Loan Advisors Funding 2014-2 Ltd
3.44%, 04/28/2025
(f)
528 527
1.00 x 3 Month USD LIBOR + 1.18%
Harbour Aircraft Investments Ltd
8.00%, 11/15/2037 1,167 1,180
Home Partners of America 2016-2 Trust
5.96%, 10/17/2033
(f)
245 245
1.00 x 1 Month USD LIBOR + 3.78%
6.88%, 10/17/2033
(f)
415 415
1.00 x 1 Month USD LIBOR + 4.70%
Invitation Homes 2018-SFR1 Trust
4.18%, 03/17/2037
(f)
470 470
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR2 Trust
4.20%, 06/17/2037
(f)
835 835
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR4 Trust
3.83%, 01/17/2038
(f)
210 210
1.00 x 1 Month USD LIBOR + 1.65%
Jamestown CLO VII Ltd
3.11%, 07/25/2027
(f)
575 574
1.00 x 3 Month USD LIBOR + 0.83%
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(f)
375 386
KKR Clo 25 Ltd
9.04%, 04/15/2032
(f)
640 597
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(f),(m)
391 397
Madison Park Funding XII Ltd
3.93%, 07/20/2026
(f)
250 250
1.00 x 3 Month USD LIBOR + 1.65%
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(f)
687 709
Marlette Funding Trust 2019-1
3.44%, 04/16/2029
(f)
220 221
Marlette Funding Trust 2019-3
2.69%, 09/17/2029
(f)
245 246
Mountain View CLO X Ltd
3.12%, 10/13/2027
(f)
640 639
1.00 x 3 Month USD LIBOR + 0.82%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Oak Hill Advisors Residential Loan Trust
2017-NPL2
3.00%, 07/25/2057
(f),(m)
$ 63 $ 62
Oak Hill Advisors Residential Loan Trust
2017-NPLA
3.00%, 06/25/2057
(f),(m)
22 22
Octagon Investment Partners XVI Ltd
8.05%, 07/17/2030
(f)
500 457
1.00 x 3 Month USD LIBOR + 5.75%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(f)
790 815
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028
(f)
427 428
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(f)
620 650
Oxford Finance Funding 2019-1 LLC
4.46%, 02/15/2027
(f)
145 150
Parallel 2015-1 Ltd
3.13%, 07/20/2027
(f)
625 623
1.00 x 3 Month USD LIBOR + 0.85%
Planet Fitness Master Issuer LLC
4.26%, 09/05/2048
(f)
600 617
Progress Residential 2017-SFR2 Trust
4.14%, 12/17/2034
(f)
100 102
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(f)
100 104
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(f)
420 440
PRPM 2017-2 LLC
3.47%, 09/25/2022
(f),(m)
439 440
5.00%, 09/25/2022
(f),(m)
270 271
PRPM 2017-3 LLC
3.47%, 11/25/2022
(f),(m)
203 204
5.00%, 11/25/2022
(f),(m)
105 104
PRPM 2018-1 LLC
5.00%, 04/25/2023
(f),(m)
200 199
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023
(f),(m)
79 80
RMAT 2018-NPL1 LP
4.09%, 05/25/2048
(f),(m)
271 272
SCF Equipment Leasing 2018-1 LLC
4.21%, 04/20/2027
(f)
795 844
Shenton Aircraft Investment I Ltd
4.75%, 10/15/2042
(f)
181 186
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(f)
836 858
Sofi Consumer Loan Program 2018-2 Trust
3.35%, 04/26/2027
(f)
360 363
Sound Point Clo XV Ltd
8.22%, 01/23/2029
(f)
1,500 1,398
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(f)
260 267
Staniford Street CLO Ltd
3.59%, 06/15/2025
(f)
467 468
1.00 x 3 Month USD LIBOR + 1.18%
TAL Advantage V LLC
3.55%, 11/20/2038
(f)
223 225
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(f),(m)
189 197
Towd Point Mortgage Trust
2.50%, 11/25/2060
(f),(m)
313 313
Venture XXI CLO Ltd
3.18%, 07/15/2027
(f)
480 479
1.00 x 3 Month USD LIBOR + 0.88%
Vericrest Opportunity Loan Trust 2019-NPL3
3.97%, 03/25/2049
(f),(m)
404 407

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2017-3
2.44%, 04/20/2022
(f)
$ 2,410 $ 2,411
1.00 x 1 Month USD LIBOR + 0.27%
VOLT LXX LLC
4.11%, 09/25/2048
(f),(m)
302 304
VOLT LXXI LLC
3.97%, 09/25/2048
(f),(m)
172 173
VOLT LXXII LLC
4.21%, 10/26/2048
(f),(m)
746 750
VOLT LXXV LLC
4.34%, 01/25/2049
(f),(m)
629 634
WAVE 2017-1 Trust
5.68%, 11/15/2042
(f)
256 267
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048
(f)
155 162
$ 49,844
Packaging & Containers - 0.10%
Flex Acquisition Co Inc
7.88%, 07/15/2026
(f)
1,457 1,319
Pharmaceuticals - 0.36%
Cigna Corp
3.20%, 09/17/2020 1,290 1,302
CVS Health Corp
3.17%, 03/09/2021 1,385 1,391
3 Month USD LIBOR + 0.72%
Mylan Inc
5.20%, 04/15/2048 130 142
5.40%, 11/29/2043 255 279
Mylan NV
5.25%, 06/15/2046 775 853
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 1,415 909
$ 4,876
Pipelines - 0.06%
Midwest Connector Capital Co LLC
3.63%, 04/01/2022
(f)
410 422
Transportadora de Gas del Sur SA
6.75%, 05/02/2025
(f)
480 355
$ 777
Real Estate - 0.03%
CFLD Cayman Investment Ltd
6.50%, 12/21/2020 200 200
Easy Tactic Ltd
7.00%, 04/25/2021 200 199
$ 399
Regional Authority - 0.04%
Provincia de Buenos Aires/Government Bonds
6.50%, 02/15/2023
(f)
545 169
54.81%, 05/31/2022 ARS 51,665 257
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
57.32%, 04/12/2025
(f)
11,045 59
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
$ 485
REITs - 0.16%
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(f)
$ 2,215 2,110
Retail - 0.32%
Staples Inc
7.50%, 04/15/2026
(f)
2,202 2,224
10.75%, 04/15/2027
(f),(o)
2,048 2,068
$ 4,292
Semiconductors - 0.16%
Broadcom Inc
4.75%, 04/15/2029
(f)
1,985 2,091
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 8.66%
1MDB Global Investments Ltd
4.40%, 03/09/2023 $ 5,400 $ 5,171
Argentina POM Politica Monetaria
67.25%, 06/21/2020 ARS 6,725 31
Argentina Blended Historical Policy Rate
+ 0.00%
Argentine Republic Government International
Bond
3.88%, 01/15/2022 EUR 66 34
4.63%, 01/11/2023 $ 4,845 1,882
5.00%, 01/15/2027 EUR 4,338 1,788
5.25%, 01/15/2028 11,714 4,467
6.25%, 11/09/2047 2,200 870
Brazil Notas do Tesouro Nacional Serie B
19.39%, 08/15/2028 BRL 12,306 3,539
Costa Rica Government International Bond
4.25%, 01/26/2023 $ 2,658 2,612
4.38%, 04/30/2025 4,102 3,948
Dominican Republic International Bond
6.00%, 07/19/2028
(o)
749 827
Egypt Government International Bond
7.50%, 01/31/2027
(o)
5,075 5,503
El Salvador Government International Bond
7.38%, 12/01/2019 1,286 1,292
Export-Import Bank of Korea
2.87%, 06/25/2022 650 651
3 Month USD LIBOR + 0.53%
Hellenic Republic Treasury Bill
0.00%, 06/12/2020
(e)
EUR 1,124 1,223
Hungary Government Bond
3.00%, 08/21/2030
(o)
HUF 430,000 1,577
Indonesia Treasury Bond
8.38%, 03/15/2034 IDR 78,550,000 5,842
Iraq International Bond
6.75%, 03/09/2023 $ 2,625 2,685
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 4,280 4,769
Kenya Government International Bond
7.00%, 05/22/2027
(f)
$ 5,300 5,586
Mexican Bonos
7.50%, 06/03/2027 MXN 44,100 2,269
Montenegro Government International Bond
3.38%, 04/21/2025
(f)
EUR 3,280 3,869
5.75%, 03/10/2021 2,282 2,707
Panama Government International Bond
3.87%, 07/23/2060 $ 1,250 1,436
Peru Government Bond
6.15%, 08/12/2032
(f)
PEN 8,575 2,905
Peruvian Government International Bond
6.35%, 08/12/2028 11,600 3,989
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 56,410 3,313
8.88%, 02/28/2035 60,100 3,724
10.50%, 12/21/2026
(o)
165,124 12,222
Russian Federal Bond - OFZ
7.03%, 01/19/2028 RUB 764,700 11,561
Sri Lanka Government International Bond
7.55%, 03/28/2030
(f)
$ 2,225 2,212
Turkey Government International Bond
6.88%, 03/17/2036
(o)
497 476
Ukraine Government Bond
15.99%, 08/12/2021 UAH 52,150 2,059
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(m)
$ 2,970 2,595
7.75%, 09/01/2025 2,950 3,132
7.75%, 09/01/2027 3,035 3,212
$ 115,978

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 0.13%
SLM Private Credit Student Loan Trust 2003-A
5.26%, 06/15/2032 $ 239 $ 239
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
5.27%, 03/15/2033 600 600
1.00 x US 28 Day Auction Rate + 0.00%
8.27%, 03/15/2033 100 100
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2017-B
2.95%, 10/15/2035
(f)
309 307
1.00 x 1 Month USD LIBOR + 0.75%
SoFi Professional Loan Program 2014-B LLC
3.40%, 08/25/2032
(f)
17 17
1.00 x 1 Month USD LIBOR + 1.25%
SoFi Professional Loan Program 2015-A LLC
3.35%, 03/25/2033
(f)
95 95
1.00 x 1 Month USD LIBOR + 1.20%
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(f)
49 50
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(f)
273 276
$ 1,684
Supranational Bank - 0.22%
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027
(f)
1,175 1,244
5.00%, 07/27/2027 1,625 1,720
$ 2,964
Telecommunications - 2.64%
Bharti Airtel International Netherlands BV
5.35%, 05/20/2024 5,955 6,428
C&W Senior Financing DAC
7.50%, 10/15/2026
(f)
2,350 2,549
7.50%, 10/15/2026 350 380
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
650 544
6.00%, 06/15/2025
(f)
35 31
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(f)
3,305 3,107
Frontier Communications Corp
9.00%, 08/15/2031 1,665 849
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(f),(o)
2,000 2,088
Intelsat Connect Finance SA
9.50%, 02/15/2023
(f)
2,000 1,780
Intelsat Jackson Holdings SA
9.75%, 07/15/2025
(f)
8,305 8,523
Intelsat Luxembourg SA
8.13%, 06/01/2023 2,014 1,601
Millicom International Cellular SA
5.13%, 01/15/2028
(f)
200 208
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 620 628
5.37%, 02/13/2022 3,960 4,089
T-Mobile US Inc
0.00%, 02/01/2028
(e),(h),(i)
706 —
West Corp
8.50%, 10/15/2025
(f)
3,358 2,602
$ 35,407
Transportation - 0.15%
FedEx Corp
3.40%, 01/14/2022 675 696
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
11.25%, 08/15/2022
(f)
1,848 1,377
$ 2,073
TOTAL BONDS $ 458,045
CONVERTIBLE BONDS - 1.28%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.03%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 $ 455 $ 460
Healthcare - Services - 0.10%
NMC Health Jersey Ltd
1.88%, 04/30/2025 1,600 1,405
Holding Companies - Diversified - 0.00%
RWT Holdings Inc
5.63%, 11/15/2019 65 65
Investment Companies - 0.50%
Aabar Investments PJS
0.50%, 03/27/2020 EUR 2,400 2,562
1.00%, 03/27/2022 4,100 4,103
$ 6,665
Media - 0.49%
DISH Network Corp
2.38%, 03/15/2024 $ 555 484
3.38%, 08/15/2026 6,558 6,035
$ 6,519
Oil & Gas - 0.12%
Chesapeake Energy Corp
5.50%, 09/15/2026 2,051 1,293
Nabors Industries Inc
0.75%, 01/15/2024 395 258
$ 1,551
Pharmaceuticals - 0.01%
Flexion Therapeutics Inc
3.38%, 05/01/2024 85 75
Telecommunications - 0.02%
CalAmp Corp
2.00%, 08/01/2025 405 323
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 80 74
TOTAL CONVERTIBLE BONDS $ 17,137
MUNICIPAL BONDS - 0.05%
Principal
Amount (000's) Value (000's)
Massachusetts - 0.05%
Massachusetts Educational Financing Authority
3.85%, 05/25/2033 $ 614 $ 636
TOTAL MUNICIPAL BONDS $ 636
SENIOR FLOATING RATE INTERESTS
- 6.27%
Principal
Amount (000's) Value (000's)
Advertising - 0.02%
Imagine! Print Solutions Inc
10.87%, 06/21/2023
(q)
$ 427 $ 277
US LIBOR + 8.75%
Airlines - 0.01%
Kestrel Bidco Inc
0.00%, 08/07/2026
(q),(r)
67 67
US LIBOR + 3.00%
Apparel - 0.05%
Champ Acquisition Corp
7.83%, 12/17/2025
(q)
627 620
US LIBOR + 5.50%
Automobile Parts & Equipment - 0.20%
American Axle & Manufacturing Inc
0.00%, 03/08/2024
(q),(r)
440 430
US LIBOR + 2.25%
GC EOS Buyer Inc
6.76%, 06/27/2025
(q)
985 966
US LIBOR + 3.25%
Panther BF Aggregator 2 LP
5.71%, 03/18/2026
(q)
827 815
US LIBOR + 3.50%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
125
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Truck Hero Inc
5.98%, 05/16/2024
(q)
$ 499 $ 456
US LIBOR + 3.75%
$ 2,667
Building Materials - 0.07%
Airxcel Inc
10.86%, 04/27/2026
(q)
426 385
US LIBOR + 8.75%
JELD-WEN Inc
4.33%, 12/14/2024
(q)
568 566
US LIBOR + 2.00%
$ 951
Chemicals - 0.14%
Axalta Coating Systems US Holdings Inc
4.08%, 06/21/2024
(q)
342 340
US LIBOR + 1.75%
Polar US Borrower LLC
7.06%, 08/17/2025
(q)
646 618
US LIBOR + 4.75%
Polymer Additives Inc
8.12%, 07/25/2025
(q)
1,024 896
US LIBOR + 6.00%
$ 1,854
Coal - 0.33%
Sandy Creek Energy Associates LP
6.33%, 11/08/2020
(q)
5,100 4,419
US LIBOR + 4.00%
Commercial Services - 0.45%
APX Group Inc
7.33%, 02/02/2024
(q)
993 949
US LIBOR + 6.50%
Cambium Learning Group Inc
6.61%, 12/18/2025
(q)
812 794
US LIBOR + 4.50%
Digital Room Holdings Inc
7.11%, 05/08/2026
(q)
241 230
US LIBOR + 5.00%
Ensemble RCM LLC
6.00%, 07/24/2026
(q)
59 59
US LIBOR + 3.75%
PSC Industrial Outsourcing LP
10.70%, 10/13/2025
(q)
980 941
US LIBOR + 8.50%
Refinitiv US Holdings Inc
5.94%, 09/18/2025
(q)
689 692
US LIBOR + 3.75%
Southern Graphics Inc
0.00%, 12/31/2022
(q),(r)
2,984 2,380
US LIBOR + 3.25%
$ 6,045
Computers - 0.23%
ConvergeOne Holdings Inc
7.11%, 01/04/2026
(q)
821 731
US LIBOR + 5.00%
Electronics For Imaging Inc
7.29%, 07/02/2026
(q)
374 349
US LIBOR + 5.00%
McAfee LLC
10.62%, 09/29/2025
(q)
1,750 1,764
US LIBOR + 3.25%
Science Applications International Corp
3.98%, 11/05/2025
(q)
246 245
US LIBOR + 1.75%
$ 3,089
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0.04%
Sunshine Luxembourg VII Sarl
0.00%, 07/17/2026
(q),(r)
$ 516 $ 516
US LIBOR + 4.25%
Distribution & Wholesale - 0.06%
American Builders & Contractors Supply Co Inc
4.23%, 10/31/2023
(q)
230 227
US LIBOR + 2.00%
BCPE Empire Holdings Inc
6.11%, 06/11/2026
(q)
308 303
US LIBOR + 4.00%
Huskies Parent Inc
6.26%, 07/17/2026
(q)
279 279
US LIBOR + 4.00%
$ 809
Diversified Financial Services - 0.03%
Minotaur Acquisition Inc
7.11%, 02/27/2026
(q)
430 415
US LIBOR + 5.00%
Electric - 0.08%
AES Corp/VA
4.27%, 05/31/2022
(q)
469 469
US LIBOR + 1.75%
Star West Generation LLC
7.08%, 09/30/2020
(q)
680 656
US LIBOR + 4.75%
$ 1,125
Engineering & Construction - 0.07%
Hamilton Holdco LLC
4.33%, 06/02/2025
(q)
376 377
US LIBOR + 2.00%
Qualtek USA LLC
8.01%, 07/18/2025
(q)
589 573
US LIBOR + 5.75%
$ 950
Entertainment - 0.08%
Deluxe Entertainment
9.73%, 02/27/2020
(q)
699 636
US LIBOR + 6.00%
Deluxe Entertainment Services Group Inc
0.00%, 02/28/2020
(q),(r)
1,509 226
US LIBOR + 5.50%
World Triathlon Corp
6.44%, 08/12/2026
(q)
236 236
US LIBOR + 4.25%
$ 1,098
Environmental Control - 0.03%
Innovative Water Care Global Corp
7.33%, 02/27/2026
(q)
370 346
US LIBOR + 5.00%
Food - 0.18%
United Natural Foods Inc
6.36%, 10/18/2025
(q)
2,985 2,468
US LIBOR + 4.25%
Food Service - 0.24%
Aramark Services Inc
4.08%, 03/11/2025
(q)
469 468
US LIBOR + 1.75%
TKC Holdings Inc
10.12%, 01/31/2024
(q)
2,819 2,754
US LIBOR + 8.00%
$ 3,222
Healthcare - Products - 0.12%
LifeScan Global Corp
8.66%, 10/01/2024
(q)
828 778
US LIBOR + 6.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
126
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
VVC Holding Corp
6.68%, 02/07/2026
(q)
$ 839 $ 834
US LIBOR + 4.50%
$ 1,612
Healthcare - Services - 0.17%
Med Parent Co
0.00%, 07/31/2026
(q),(r)
231 228
Phoenix Guarantor Inc
6.74%, 02/12/2026
(q)
860 855
US LIBOR + 4.50%
RegionalCare Hospital Partners Holdings Inc
6.65%, 11/14/2025
(q)
1,034 1,030
US LIBOR + 4.50%
WP CityMD Bidco LLC
6.71%, 08/07/2026
(q)
191 189
US LIBOR + 4.50%
$ 2,302
Holding Companies - Diversified - 0.05%
Travelport Finance Luxembourg Sarl
7.54%, 03/18/2026
(q)
688 632
US LIBOR + 5.00%
Home Furnishings - 0.04%
TGP Holdings III LLC
10.83%, 09/25/2025
(q)
516 480
US LIBOR + 8.50%
Insurance - 0.25%
AIS Holdco LLC
7.26%, 08/15/2025
(q)
289 269
US LIBOR + 5.00%
Amynta Agency Borrower Inc
10.61%, 03/02/2026
(q)
1,059 1,034
US LIBOR + 8.50%
Confie Seguros Holding II Co
7.08%, 04/19/2022
(q)
1,069 1,042
US LIBOR + 5.25%
11.02%, 10/31/2025
(q)
1,110 1,060
US LIBOR + 8.50%
$ 3,405
Internet - 0.14%
Uber Technologies Inc
5.65%, 07/13/2023
(q)
471 469
US LIBOR + 3.50%
Web.com Group Inc
9.95%, 09/17/2026
(q)
1,464 1,427
US LIBOR + 3.00%
$ 1,896
Leisure Products & Services - 0.05%
Recess Holdings Inc
10.08%, 09/29/2025
(q)
714 678
US LIBOR + 7.75%
United PF Holdings LLC
6.69%, 06/10/2026
(q)
39 39
US LIBOR + 4.50%
$ 717
Media - 0.31%
Clear Channel Holdings
0.00%, 08/07/2026
(q),(r)
532 532
Global Eagle Entertainment Inc
9.71%, 12/22/2022
(q)
169 157
US LIBOR + 7.50%
iHeartCommunications Inc
6.23%, 05/01/2026
(q)
362 363
US LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
MediArena Acquisition BV
8.07%, 08/13/2021
(q)
$ 1,008 $ 993
US LIBOR + 5.75%
11.33%, 08/13/2022
(q)
1,000 988
US LIBOR + 2.25%
Univision Communications Inc
4.86%, 03/15/2024
(q)
759 725
US LIBOR + 2.75%
Ziggo BV
4.70%, 04/15/2025
(q)
437 434
US LIBOR + 2.50%
$ 4,192
Metal Fabrication & Hardware - 0.18%
Eco-Bat Technologies Ltd
1.00%, PIK 11.00%, 03/31/2022
(p),(q)
EUR 6,735 2,405
Miscellaneous Manufacturers - 0.07%
4L Technologies Inc/NV
6.61%, 05/08/2020
(q)
$ 1,653 901
US LIBOR + 4.50%
Oil & Gas - 0.24%
California Resources Corp
6.87%, 11/14/2022
(q)
184 167
US LIBOR + 4.75%
Gavilan Resources LLC
8.23%, 03/01/2024
(q)
680 289
US LIBOR + 6.00%
Seadrill Operating LP
8.33%, 02/12/2021
(q)
4,718 2,779
US LIBOR + 6.00%
$ 3,235
Oil & Gas Services - 0.03%
McDermott Technology Americas Inc
7.11%, 04/04/2025
(q)
365 334
US LIBOR + 5.00%
Packaging & Containers - 0.12%
Pregis TopCo Corp
6.25%, 07/24/2026
(q)
465 462
US LIBOR + 4.00%
Schur Flexibles GmbH
6.00%, 12/18/2023
(q)
EUR 1,000 1,100
EURIBOR + 3.00%
$ 1,562
Pipelines - 0.72%
Southcross Energy Partners LP
10.36%, 08/04/2021
(q)
$ 6,399 4,607
US LIBOR + 4.25%
10.50%, 10/01/2019
(q)
2,376 2,269
US LIBOR + 10.00%
12.22%, 10/01/2019
(q)
1,393 1,406
US LIBOR + 10.00%
14.06%, 10/01/2019
(q)
1,282 1,295
US LIBOR + 10.00%
$ 9,577
Real Estate - 0.02%
Avison Young Canada Inc
7.24%, 01/31/2026
(q)
230 225
US LIBOR + 5.00%
Toys R Us Property Co I LLC
0.00%, 08/21/2019
(e),(h),(q)
33 30
US LIBOR + 5.00%
$ 255
REITs - 0.05%
Iron Mountain Inc
3.98%, 01/02/2026
(q)
611 603
US LIBOR + 1.75%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
127
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.31%
1011778 BC ULC
4.37%, 02/16/2024
(q)
$ 603 $ 602
US LIBOR + 2.25%
Del Frisco's Restaurant Group Inc
8.15%, 06/27/2025
(q)
509 508
US LIBOR + 6.00%
EG America LLC
6.33%, 02/07/2025
(q)
942 927
US LIBOR + 4.00%
SP PF Buyer LLC
6.83%, 12/19/2025
(q)
1,305 1,181
US LIBOR + 4.50%
Spencer Spirit IH LLC
8.18%, 06/12/2026
(q)
1,000 984
US LIBOR + 5.50%
$ 4,202
Software - 0.27%
Digicert Holdings
0.00%, 08/07/2026
(q),(r)
852 848
Dun & Bradstreet Corp/The
7.15%, 01/30/2026
(q)
839 841
US LIBOR + 5.00%
IQVIA Inc
4.01%, 06/11/2025
(q)
528 527
US LIBOR + 1.75%
Riverbed Technology Inc
5.37%, 04/24/2022
(q)
1,300 1,080
US LIBOR + 3.25%
S2P Acquisition Borrower Inc
6.20%, 08/07/2026
(q)
359 358
US LIBOR + 4.00%
$ 3,654
Telecommunications - 0.73%
Frontier Communications Corp
5.94%, 06/15/2024
(q)
2,155 2,128
US LIBOR + 3.75%
Intelsat Jackson Holdings SA
5.90%, 11/27/2023
(q)
3,616 3,612
US LIBOR + 3.75%
Maxar Technologies Ltd
4.87%, 10/05/2024
(q)
1,664 1,454
US LIBOR + 2.75%
MLN US Holdco LLC
6.61%, 11/30/2025
(q)
281 268
US LIBOR + 4.50%
Securus Technologies Holdings LLC
6.83%, 11/01/2024
(q)
1,012 900
US LIBOR + 4.50%
US TelePacific Corp
7.33%, 05/02/2023
(q)
1,452 1,413
US LIBOR + 5.00%
$ 9,775
Textiles - 0.09%
ASP Unifrax Holdings Inc
6.08%, 12/12/2025
(q)
657 632
US LIBOR + 3.75%
10.93%, 12/14/2026
(q)
637 605
US LIBOR + 8.50%
$ 1,237
TOTAL SENIOR FLOATING RATE INTERESTS $ 83,914
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 60.06%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 4.97%
2.50%, 11/01/2048
(s)
$ 8,816 $ 8,851
4.50%, 10/01/2041
(s)
54,750 57,680
$ 66,531
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 50.77%
1.25%, 08/31/2024
(t)
$ 15,876 $ 15,769
1.38%, 02/29/2020
(o)
4,339 4,328
1.38%, 04/30/2020
(o)
11,960 11,922
1.38%, 05/31/2020
(o)
15,995 15,939
1.50%, 05/31/2020
(o)
22,320 22,263
1.50%, 08/31/2021
(t)
39,162 39,154
1.63%, 11/30/2020
(o)
8,820 8,811
1.63%, 08/15/2029
(o)
9,678 9,785
1.75%, 07/15/2022
(o)
19,866 20,037
1.75%, 07/31/2024
(o)
55,387 56,307
1.88%, 06/30/2020
(o)
10,200 10,204
1.88%, 06/30/2026
(o)
32,493 33,374
1.88%, 07/31/2026
(o)
5,007 5,144
2.13%, 05/15/2022
(o)
63,093 64,202
2.13%, 02/29/2024
(o)
13,832 14,255
2.13%, 11/30/2024
(o)
50,992 52,791
2.25%, 03/31/2021
(o)
35,922 36,271
2.25%, 11/15/2027
(o)
37,664 39,893
2.38%, 05/15/2029 5,817 6,269
2.50%, 05/31/2020
(o)
12,007 12,063
2.50%, 02/28/2021
(o)
23,567 23,864
2.50%, 01/15/2022
(o)
18,950 19,396
2.63%, 12/15/2021
(o)
38,885 39,883
2.75%, 09/30/2020
(o)
83,307 84,179
2.75%, 08/31/2025
(o)
9,573 10,286
2.88%, 10/31/2020
(o)
14,782 14,973
2.88%, 11/15/2021
(o)
292 301
3.00%, 02/15/2047 773 944
3.38%, 11/15/2019
(o)
7,100 7,118
$ 679,725
U.S. Treasury Bill - 2.97%
1.71%, 08/13/2020
(u)
3,820 3,757
1.84%, 02/20/2020
(u)
3,820 3,787
1.90%, 06/18/2020
(u),(v)
6,470 6,379
1.96%, 05/21/2020
(u)
5,460 5,390
2.10%, 09/26/2019
(g),(u)
13,000 12,984
2.34%, 10/31/2019
(o),(u)
7,500 7,477
$ 39,774
U.S. Treasury Inflation-Indexed Obligations - 1.35%
0.50%, 04/15/2024
(o)
15,729 16,056
1.00%, 02/15/2049
(o)
1,765 2,090
$ 18,146
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 804,176
REPURCHASE AGREEMENTS - 27.50%
Maturity
Amount (000's) Value (000's)
Banks - 27.50%
Barclays Repurchase Agreement on securities sold
short; 1.50% dated 07/31/2019 (collateralized
by Comision Federal de Electricidad;
$6,946,623; 6.13%; dated 06/16/45)
(w)
$ 5,731 $ 5,724
Merrill Lynch Repurchase Agreement on
securities sold short; 1.55% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $30,846,489;
1.75%; dated 07/31/21)
30,830 30,827
Merrill Lynch Repurchase Agreement on
securities sold short; 1.70% dated 08/02/2019
(collateralized by Republic of South Africa
Government International Bond; $5,251,994;
4.85%; dated 09/27/27)
(w)
5,086 5,079
Merrill Lynch Repurchase Agreement on
securities sold short; 1.75% dated 08/02/2019
(collateralized by Argentine Republic
Government International Bond; $1,529,292;
7.50%; dated 04/22/26)
(w)
3,230 3,226

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
128
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 1.75% dated 08/02/2019
(collateralized by Republic of South Africa
Government International Bond; $4,796,212;
5.88%; dated 06/22/30)
(w)
$ 4,643 $ 4,636
Merrill Lynch Repurchase Agreement on
securities sold short; 1.75% dated 08/14/2019
(collateralized by Argentine Republic
Government International Bond; $1,979,883;
7.50%; dated 04/22/26)
(w)
2,556 2,554
Merrill Lynch Repurchase Agreement on
securities sold short; 1.75% dated 08/22/2019
(collateralized by Argentine Republic
Government International Bond; $1,071,645;
6.88%; dated 01/11/48)
(w)
1,331 1,331
Merrill Lynch Repurchase Agreement on
securities sold short; 2.00% dated 08/02/2019
(collateralized by Argentine Republic
Government International Bond; $2,496,886;
7.13%; dated 06/28/17)
(w)
4,867 4,859
Merrill Lynch Repurchase Agreement on
securities sold short; 2.00% dated 08/02/2019
(collateralized by Turkey Government
International Bond; $671,235; 11.88%; dated
01/15/30)
(w)
681 680
Merrill Lynch Repurchase Agreement on
securities sold short; 2.02% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $28,765,593;
1.75%; dated 06/30/24)
28,586 28,583
Merrill Lynch Repurchase Agreement on
securities sold short; 2.05% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Inflation Indexed Bonds;
$1,819,946; 0.25%; dated 07/15/29)
1,811 1,810
Merrill Lynch Repurchase Agreement on
securities sold short; 2.07% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $29,043,645;
2.38%; dated 05/15/29)
28,586 28,582
Merrill Lynch Repurchase Agreement on
securities sold short; 2.11% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $51,354,235;
1.63%; dated 06/30/21)
51,284 51,278
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $16,986,427;
1.75%; dated 06/15/22)
16,928 16,926
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $25,410,113;
2.00%; dated 07/31/22)
25,309 25,306
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $24,210,799;
2.88%; dated 11/30/25)
24,004 24,001
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $20,835,675;
2.38%; dated 05/15/27)
20,605 20,602
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $53,057,305;
1.88%; dated 08/31/24)
$ 53,211 $ 53,205
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $39,464,709;
2.00%; dated 12/31/21)
39,376 39,371
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Inflation Indexed Bonds;
$10,934,614; 0.88%; dated 01/15/29)
10,848 10,847
Merrill Lynch Repurchase Agreement on
securities sold short; 2.18% dated 08/30/2019
maturing 09/03/2019 (collateralized by United
States Treasury Note/Bond; $8,833,656;
1.50%; dated 08/15/22)
8,822 8,821
$ 368,248
TOTAL REPURCHASE AGREEMENTS $ 368,248
TOTAL PURCHASED OPTIONS - 0.47% $ 6,358
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.09% $ 1,191
Total Investments $ 2,451,340
Other Assets and Liabilities -  (83.08)% (1,112,38 4 )
TOTAL NET ASSETS - 100.00% $ 1,338,95 6
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,655 or 0.27% of net assets.
(c) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $217,606 or 16.25% of net assets.
(g) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $186,278 or
13.91 % of net assets.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $7,744 or 0.58%
of net assets.
(i) The value of these investments was determined using significant unobservable inputs.
(j) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
129
(n) Security is an Interest Only Strip.
(o) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $657,543 or 49.11% of net assets.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after August 31, 2019, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(t) Security purchased on a when-issued basis.
(u) Rate shown is the discount rate of the original purchase.
(v) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $838 or 0.06% of net assets.
(w) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 64.01%
Financial 37.61%
Mortgage Securities 12.56%
Money Market Funds 12.19%
Consumer, Non-cyclical 11.08%
Communications 9.29%
Consumer, Cyclical 7.58%
Industrial 6.63%
Asset Backed Securities 6.10%
Technology 5.45%
Energy 4.52%
Basic Materials 3.33%
Utilities 1.18%
Investment Companies 0.84%
Purchased Options 0.47%
Diversified 0.10%
Purchased Interest Rate Swaptions 0.09%
Revenue Bonds 0.05%
Investments Sold Short (49.52)%
Other Assets and Liabilities
(33.56)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 395,686 $ 2,257,751 $ 2,502,053 $ 151,384
$ 395,686 $ 2,257,751 $ 2,502,053 $ 151,384
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 6,7 59 $ — $ — $ —
$ 6,7 59 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb, Inc   0.00% 06/24/2015 $ 157 $ 221 0.02%
Bellatrix Exploration Ltd   12.50%, PIK 0.00%, 12/15/2023 06/03/2019 146 144 0.01%
Birst Inc 06/15/2017 23 1 0.00%
DraftKings Inc 12/04/2014 89 146 0.01%
Element Comm Aviation 06/15/2015 2,800 2,419 0.18%
Forward Venture Services LLC   0.00% 11/20/2014 170 312 0.02%
Jand Inc 04/23/2015 19 26 0.00%
Jand Inc   0.00% 04/23/2015 43 58 0.01%
Klarna Holding AB 08/07/2015 89 186 0.01%
Lithium Technology Corp   0.00% 04/16/2015 21 — 0.00%
Marklogic Corp   0.00% 04/27/2015 172 144 0.01%
Pintrest Inc Class B 03/16/2015 628 1,003 0.08%
Uber Technologies Inc   8%, 11/01/2026 10/18/2018 - 04/01/2019 822 852 0.06%
Uber Technologies Inc   7.5%, 11/01/2023 10/18/2018 - 02/26/2019 1,262 1,322 0.10%
Uber Technologies Inc - Pipe Shares 06/05/2014 222 466 0.04%
Veracode Inc   0.00% 04/18/2017 2 4 3 0.00%
WE Company Common Class A 12/08/2014 6 24 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 331 0.02%
WE Company Preferred D-2   0.00% 12/08/2014 64 260 0.02%
Total $ 7,918 0.59%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - iShares Russell 2000 ETF N/A 444 $ 44 $ 134.00 01/02/2020 $ 105 $ 112 $ 7
Call - S&P 500 Index N/A 98 $ 10 $ 2,700.00 06/22/2020 1,008 1,077 69
Put - iShares 20+ Year Treasury
Bond ETF
N/A 235 $ 24 $ 137.00 12/23/2019 51 258 207
Put - S&P 500 Index N/A 105 $ 11 $ 2,525.00 12/23/2019 718 282 (436)
Put - S&P 500 Index N/A 82 $ 8 $ 2,650.00 09/23/2019 784 38 (746)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
130
Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 81 $ 8 $ 2,625.00 03/23/2020 $ 752 $ 557 $ (195)
Put - SPDR S&P 500 ETF Trust N/A 177 $ 18 $ 270.00 01/02/2020 105 98 (7)
Call - AUD versus CAD Citigroup Inc 1 AUD 4,090 AUD 0.91 09/27/2019 11 6 (5)
Call - AUD versus USD Barclays Bank PLC 1 AUD 3,069 AUD 0.75 12/12/2019 57 1 (56)
Call - EUR versus CNH JPMorgan Chase 1 EUR 2,175 EUR 8.15 12/09/2019 39 17 (22)
Call - EUR versus USD Barclays Bank PLC 1 EUR 6,428 EUR 1.23 03/31/2020 61 8 (53)
Call - EUR versus USD Goldman Sachs & Co 1 EUR 4,090 EUR 1.15 12/17/2019 51 11 (40)
Call - EUR versus USD Citigroup Inc 1 EUR 4,865 EUR 1.18 10/04/2019 119 — (119)
Call - EUR versus USD Citigroup Inc 1 EUR 3,895 EUR 1.16 11/12/2019 53 4 (49)
Call - NZD versus USD Barclays Bank PLC 1 NZD 3,069 NZD 0.71 12/12/2019 54 — (54)
Call - USD versus CAD Goldman Sachs & Co 1 $ 4,185 $ 1.32 12/23/2019 43 69 26
Call - USD versus CAD Citigroup Inc 1 $ 3,625 $ 1.34 10/07/2019 22 16 (6)
Call - USD versus CNH Nomura Securities 1 $ 48,338 $ 6.98 12/05/2019 639 1,526 887
Call - USD versus CNH Morgan Stanley & Co 1 $ 7,250 $ 6.98 01/14/2020 79 244 165
Call - USD versus CNH Standard Chartered Hong
Kong
1 $ 9,440 $ 6.98 12/09/2019 125 300 175
Call - USD versus KRW Goldman Sachs & Co 1 $ 2,715 $ 1,145.00 09/04/2019 32 146 114
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 8,370 $ 31.75 12/09/2019 39 18 (21)
Call - USD versus THB JPMorgan Chase 1 $ 7,880 $ 31.75 12/09/2019 83 17 (66)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 4,295 $ 31.25 12/09/2019 38 18 (20)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 8,180 $ 31.75 12/09/2019 79 17 (62)
Call - USD versus THB Standard Chartered Hong
Kong
1 $ 52,500 $ 31.25 12/09/2019 465 215 (250)
Call - USD versus THB JPMorgan Chase 1 $ 8,589 $ 31.25 12/09/2019 71 35 (36)
Call - USD versus ZAR Deutsche Bank AG 1 $ 5,441 $ 14.55 12/02/2019 129 335 206
Put - EUR versus CAD Bank of America NA 1 EUR 4,185 EUR 1.45 09/30/2019 13 14 1
Put - EUR versus NOK Goldman Sachs & Co 1 EUR 3,625 EUR 9.90 11/19/2019 35 24 (11)
Put - EUR versus NOK Goldman Sachs & Co 1 EUR 3,625 EUR 9.85 10/07/2019 24 8 (16)
Put - USD versus BRL Merrill Lynch 1 $ 5,075 $ 3.96 12/30/2019 43 52 9
Put - USD versus BRL Merrill Lynch 1 $ 4,350 $ 3.92 11/15/2019 57 21 (36)
Put - USD versus CHF Citigroup Inc 1 $ 4,185 $ 0.97 10/14/2019 33 15 (18)
Put - USD versus CHF Barclays Bank PLC 1 $ 5,115 $ 0.95 12/23/2019 137 27 (110)
Put - USD versus CLP Morgan Stanley & Co 1 $ 3,625 $ 693.00 09/24/2019 11 2 (9)
Put - USD versus CLP JPMorgan Chase 1 $ 4,177 $ 690.00 09/13/2019 59 — (59)
Put - USD versus CLP Citigroup Inc 1 $ 3,514 $ 690.00 09/13/2019 32 — (32)
Put - USD versus JPY Citigroup Inc 1 $ 3,625 $ 105.00 09/09/2019 17 45 28
Put - USD versus JPY Barclays Bank PLC 1 $ 5,115 $ 107.30 12/12/2019 114 129 15
Put - USD versus JPY Citigroup Inc 1 $ 5,115 $ 107.00 12/18/2019 108 124 16
Put - USD versus JPY Citigroup Inc 1 $ 3,625 $ 104.50 11/11/2019 48 35 (13)
Put - USD versus JPY Citigroup Inc 1 $ 4,674 $ 106.00 11/12/2019 65 71 6
Put - USD versus JPY Citigroup Inc 1 $ 3,625 $ 105.00 11/04/2019 52 37 (15)
Put - USD versus JPY Citigroup Inc 1 $ 4,185 $ 106.50 10/07/2019 36 51 15
Call - 90 Day Eurodollar Future;
December 2019
N/A 59 $ 148 $ 97.25 12/17/2019 26 131 105
Call - Canadian Bank Acceptance
Future; September 2019
N/A 20 CAD 50 CAD 97.88 09/17/2019 1 7 6
Call - US 10 Year Note Future;
December 2019
N/A 35 $ 35 $ 133.50 11/25/2019 17 21 4
Call - US 2 Year Note Future;
December 2019
N/A 150 $ 300 $ 108.00 09/23/2019 59 56 (3)
Put - 90 Day Eurodollar Future;
December 2019
N/A 132 $ 330 $ 97.13 12/17/2019 9 1 (8)
Put - 90 Day Eurodollar Future;
December 2019
N/A 59 $ 148 $ 97.25 12/17/2019 25 — (25)
Put - 90 Day Eurodollar Future;
December 2019
N/A 40 $ 100 $ 97.63 12/17/2019 2 1 (1)
Put - 90 Day Eurodollar Future;
March 2020
N/A 23 $ 58 $ 97.38 03/17/2020 3 — (3)
Put - 90 Day Eurodollar Future;
September 2020
N/A 29 $ 73 $ 97.38 09/16/2019 1 — (1)
Put - 90 Day Eurodollar Future;
September 2020
N/A 857 $ 2,143 $ 97.88 09/16/2019 301 5 (296)
Put - 90 Day Eurodollar Future;
September 2021
N/A 29 $ 73 $ 97.38 09/16/2019 1 — (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
131
Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 90 Day Eurodollar Future;
September 2021
N/A 325 $ 813 $ 97.25 09/16/2019 $ 69 $ 2 $ (67)
Put - US 10 Year Note Future;
December 2019
N/A 54 $ 54 $ 130.00 10/28/2019 36 19 (17)
Put - US 2 Year Note Future;
December 2019
N/A 200 $ 400 $ 107.88 09/23/2019 44 34 (10)
Put - US Long Bond Future;
December 2019
N/A 36 $ 36 $ 156.00 09/23/2019 8 1 (7)
Total $ 7,298 $ 6,358 $ (940)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - AbbVie Inc N/A 5 $ 1 $ 70.00 11/18/2019 $ (1) $ (1) $ —
Call - AbbVie Inc N/A 5 $ 1 $ 75.00 10/21/2019 — — —
Call - Accenture PLC N/A 2 $ — $ 200.00 09/23/2019 (1) (1) —
Call - Aflac Inc N/A 8 $ 1 $ 55.00 11/18/2019 — — —
Call - Aflac Inc N/A 9 $ 1 $ 55.00 09/23/2019 — — —
Call - Altria Group Inc N/A 10 $ 1 $ 50.00 09/23/2019 — — —
Call - Altria Group Inc N/A 10 $ 1 $ 50.00 12/23/2019 (2) (1) 1
Call - AmerisourceBergen Corp N/A 3 $ — $ 95.00 11/18/2019 — — —
Call - AmerisourceBergen Corp N/A 3 $ — $ 92.50 09/23/2019 — — —
Call - AmerisourceBergen Corp N/A 3 $ — $ 92.50 11/18/2019 (1) — 1
Call - Amgen Inc N/A 5 $ 1 $ 210.00 09/23/2019 (1) (2) (1)
Call - Automatic Data Processing
Inc
N/A 3 $ — $ 180.00 11/18/2019 (1) (1) —
Call - Best Buy Co Inc N/A 1 $ — $ 80.00 09/23/2019 — — —
Call - Best Buy Co Inc N/A 1 $ — $ 70.00 09/23/2019 — — —
Call - Best Buy Co Inc N/A 1 $ — $ 70.00 10/21/2019 — — —
Call - Booz Allen Hamilton
Holding Corp
N/A 5 $ 1 $ 75.00 09/23/2019 (1) (1) —
Call - Booz Allen Hamilton
Holding Corp
N/A 5 $ 1 $ 70.00 09/23/2019 (1) (3) (2)
Call - Bristol-Myers Squibb Co N/A 7 $ 1 $ 49.00 09/23/2019 (1) (1) —
Call - Bristol-Myers Squibb Co N/A 7 $ 1 $ 50.00 12/23/2019 (1) (1) —
Call - Bristol-Myers Squibb Co N/A 7 $ 1 $ 49.00 12/23/2019 (2) (2) —
Call - Broadcom Inc N/A 1 $ — $ 310.00 09/23/2019 — — —
Call - Broadcom Inc N/A 1 $ — $ 300.00 10/21/2019 (1) (1) —
Call - Broadcom Inc N/A 1 $ — $ 300.00 09/23/2019 (1) — 1
Call - Broadridge Financial
Solutions Inc
N/A 1 $ — $ 145.00 09/23/2019 — — —
Call - Broadridge Financial
Solutions Inc
N/A 1 $ — $ 135.00 09/23/2019 — — —
Call - Broadridge Financial
Solutions Inc
N/A 1 $ — $ 135.00 12/23/2019 — — —
Call - CDW Corp/DE N/A 4 $ — $ 120.00 09/23/2019 — — —
Call - Cisco Systems Inc N/A 7 $ 1 $ 50.00 09/23/2019 — — —
Call - Cisco Systems Inc N/A 7 $ 1 $ 52.50 10/21/2019 — — —
Call - Citigroup Inc N/A 5 $ 1 $ 65.00 09/23/2019 (1) (1) —
Call - Citigroup Inc N/A 5 $ 1 $ 67.50 10/21/2019 (1) (1) —
Call - Comcast Corp N/A 11 $ 1 $ 45.00 10/21/2019 (1) (1) —
Call - Comcast Corp N/A 12 $ 1 $ 45.00 09/23/2019 (1) (1) —
Call - CoreCivic Inc N/A 56 $ 6 $ 19.00 09/23/2019 (1) — 1
Call - Cummins Inc N/A 3 $ — $ 155.00 09/23/2019 — — —
Call - Cummins Inc N/A 1 $ — $ 160.00 12/23/2019 (1) (1) —
Call - CVR Energy Inc N/A 23 $ 2 $ 45.00 09/23/2019 (2) (1) 1
Call - Darden Restaurants Inc N/A 4 $ — $ 130.00 10/21/2019 (2) (1) 1
Call - Darden Restaurants Inc N/A 4 $ — $ 135.00 10/21/2019 (1) — 1
Call - Delta Air Lines Inc N/A 1 $ — $ 62.50 10/21/2019 — — —
Call - Eaton Corp PLC N/A 4 $ — $ 80.00 09/23/2019 (1) (1) —
Call - Eaton Corp PLC N/A 4 $ — $ 87.50 10/21/2019 — — —
Call - Eaton Corp PLC N/A 4 $ — $ 90.00 10/21/2019 — — —
Call - Eli Lilly & Co N/A 1 $ — $ 115.00 09/23/2019 — — —
Call - Eli Lilly & Co N/A 1 $ — $ 120.00 10/21/2019 — — —
Call - Eli Lilly & Co N/A 1 $ — $ 120.00 11/18/2019 — — —
Call - Fidelity National Financial
Inc
N/A 7 $ 1 $ 44.00 09/23/2019 (1) (1) —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
132
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Fidelity National Financial
Inc
N/A 7 $ 1 $ 45.00 09/23/2019 $ — $ — $ —
Call - Fidelity National Financial
Inc
N/A 5 $ 1 $ 43.00 09/23/2019 (1) (1) —
Call - FirstEnergy Corp N/A 6 $ 1 $ 46.00 10/21/2019 (1) (1) —
Call - FirstEnergy Corp N/A 6 $ 1 $ 47.00 10/21/2019 (1) (1) —
Call - General Mills Inc N/A 7 $ 1 $ 57.50 10/21/2019 — — —
Call - General Mills Inc N/A 6 $ 1 $ 57.50 09/23/2019 — — —
Call - GEO Group Inc/The N/A 19 $ 2 $ 19.00 09/23/2019 — — —
Call - GEO Group Inc/The N/A 19 $ 2 $ 20.00 09/23/2019 — — —
Call - Gilead Sciences Inc N/A 5 $ 1 $ 67.50 10/21/2019 — — —
Call - Gilead Sciences Inc N/A 5 $ 1 $ 70.00 11/18/2019 — — —
Call - Gilead Sciences Inc N/A 5 $ 1 $ 67.50 09/23/2019 — — —
Call - H&R Block Inc N/A 36 $ 4 $ 30.00 10/21/2019 (3) — 3
Call - Hewlett Packard Enterprise
Co
N/A 53 $ 5 $ 14.00 09/23/2019 (1) (1) —
Call - Home Depot Inc/The N/A 1 $ — $ 225.00 09/23/2019 (1) (1) —
Call - Home Depot Inc/The N/A 1 $ — $ 215.00 09/23/2019 — (1) (1)
Call - Home Depot Inc/The N/A 1 $ — $ 230.00 11/18/2019 — (1) (1)
Call - Honeywell International Inc N/A 2 $ — $ 170.00 09/23/2019 — — —
Call - Honeywell International Inc N/A 2 $ — $ 175.00 12/23/2019 (1) (1) —
Call - HP Inc N/A 18 $ 2 $ 21.00 11/18/2019 (1) — 1
Call - HP Inc N/A 18 $ 2 $ 20.00 09/23/2019 (1) — 1
Call - Illinois Tool Works Inc N/A 2 $ — $ 165.00 09/23/2019 — — —
Call - Illinois Tool Works Inc N/A 2 $ — $ 170.00 09/23/2019 — — —
Call - Illinois Tool Works Inc N/A 2 $ — $ 160.00 09/23/2019 (1) — 1
Call - Intel Corp N/A 7 $ 1 $ 49.00 10/21/2019 (1) (1) —
Call - Intel Corp N/A 7 $ 1 $ 50.00 09/23/2019 — — —
Call - Intel Corp N/A 7 $ 1 $ 50.00 11/18/2019 (1) (1) —
Call - Intuit Inc N/A 1 $ — $ 290.00 09/23/2019 (1) (1) —
Call - Intuit Inc N/A 2 $ — $ 300.00 09/23/2019 — — —
Call - Iron Mountain Inc N/A 10 $ 1 $ 32.50 09/23/2019 — — —
Call - Iron Mountain Inc N/A 10 $ 1 $ 35.00 12/23/2019 — — —
Call - Johnson & Johnson N/A 2 $ — $ 140.00 09/23/2019 — — —
Call - Johnson & Johnson N/A 5 $ 1 $ 140.00 11/18/2019 (2) (1) 1
Call - JPMorgan Chase & Co N/A 4 $ — $ 115.00 10/21/2019 (1) (1) —
Call - Lamar Advertising Co N/A 6 $ 1 $ 87.50 10/21/2019 — — —
Call - Lamar Advertising Co N/A 6 $ 1 $ 80.00 09/23/2019 — — —
Call - Leidos Holdings Inc N/A 6 $ 1 $ 90.00 11/18/2019 (2) (2) —
Call - Leidos Holdings Inc N/A 6 $ 1 $ 85.00 11/18/2019 (1) (3) (2)
Call - LPL Financial Holdings Inc N/A 1 $ — $ 80.00 12/23/2019 — — —
Call - LPL Financial Holdings Inc N/A 1 $ — $ 95.00 10/21/2019 — — —
Call - LyondellBasell Industries NV N/A 4 $ — $ 80.00 12/23/2019 (1) (1) —
Call - Mastercard Inc N/A 1 $ — $ 295.00 10/21/2019 — — —
Call - Mastercard Inc N/A 1 $ — $ 300.00 11/18/2019 (1) (1) —
Call - Mastercard Inc N/A 1 $ — $ 290.00 09/23/2019 — — —
Call - McKesson Corp N/A 2 $ — $ 155.00 11/18/2019 (2) (1) 1
Call - McKesson Corp N/A 2 $ — $ 150.00 11/18/2019 (1) (1) —
Call - Medtronic PLC N/A 3 $ — $ 110.00 11/18/2019 (1) (1) —
Call - Merck & Co Inc N/A 8 $ 1 $ 90.00 10/21/2019 (1) (1) —
Call - Merck & Co Inc N/A 4 $ — $ 87.50 09/23/2019 — — —
Call - MetLife Inc N/A 11 $ 1 $ 47.50 09/23/2019 — — —
Call - MetLife Inc N/A 11 $ 1 $ 50.00 12/23/2019 (1) (1) —
Call - Microsoft Corp N/A 2 $ — $ 145.00 10/21/2019 — — —
Call - Microsoft Corp N/A 2 $ — $ 145.00 09/23/2019 — — —
Call - Microsoft Corp N/A 2 $ — $ 150.00 09/23/2019 — — —
Call - Morgan Stanley N/A 1 $ — $ 43.00 10/21/2019 — — —
Call - Morgan Stanley N/A 1 $ — $ 42.00 09/23/2019 — — —
Call - Nexstar Media Group Inc N/A 7 $ 1 $ 100.00 09/23/2019 (2) (2) —
Call - Omnicom Group Inc N/A 4 $ — $ 80.00 10/21/2019 — — —
Call - Omnicom Group Inc N/A 4 $ — $ 87.50 10/21/2019 — — —
Call - Omnicom Group Inc N/A 4 $ — $ 85.00 10/21/2019 — — —
Call - Oracle Corp N/A 19 $ 2 $ 57.50 09/23/2019 (1) — 1
Call - PACCAR Inc N/A 15 $ 2 $ 70.00 11/18/2019 (2) (2) —
Call - Paychex Inc N/A 4 $ — $ 87.50 12/23/2019 (1) (1) —
Call - Paychex Inc N/A 4 $ — $ 85.00 09/23/2019 — — —
Call - Paychex Inc N/A 4 $ — $ 90.00 09/23/2019 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
133
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Philip Morris International
Inc
N/A 6 $ 1 $ 92.50 12/23/2019 $ (1) $ — $ 1
Call - Philip Morris International
Inc
N/A 6 $ 1 $ 90.00 09/23/2019 — — —
Call - Plains GP Holdings LP N/A 23 $ 2 $ 24.00 09/23/2019 — — —
Call - PPL Corp N/A 17 $ 2 $ 31.00 10/21/2019 — — —
Call - Prudential Financial Inc N/A 6 $ 1 $ 110.00 09/23/2019 — — —
Call - PulteGroup Inc N/A 21 $ 2 $ 35.00 10/21/2019 (2) (1) 1
Call - S&P 500 Index N/A 98 $ 10 $ 2,475.00 06/22/2020 (593) (636) (43)
Call - Sinclair Broadcast Group Inc N/A 9 $ 1 $ 60.00 09/23/2019 (2) — 2
Call - Sinclair Broadcast Group Inc N/A 11 $ 1 $ 48.00 09/23/2019 (1) (1) —
Call - Southern Co/The N/A 1 $ — $ 60.00 11/18/2019 — — —
Call - Southern Co/The N/A 5 $ 1 $ 60.00 09/23/2019 — — —
Call - Southwest Airlines Co N/A 10 $ 1 $ 55.00 09/23/2019 (1) — 1
Call - Starbucks Corp N/A 3 $ — $ 95.00 09/23/2019 (1) (1) —
Call - Starbucks Corp N/A 3 $ — $ 100.00 09/23/2019 — — —
Call - Starbucks Corp N/A 3 $ — $ 105.00 11/18/2019 — — —
Call - Target Corp N/A 4 $ — $ 90.00 09/23/2019 (1) (7) (6)
Call - Target Corp N/A 4 $ — $ 95.00 10/21/2019 — (5) (5)
Call - Target Corp N/A 4 $ — $ 95.00 09/23/2019 — (5) (5)
Call - Texas Instruments Inc N/A 1 $ — $ 130.00 11/18/2019 — — —
Call - Thermo Fisher Scientific Inc N/A 1 $ — $ 290.00 09/23/2019 (1) (1) —
Call - United Parcel Service Inc N/A 1 $ — $ 115.00 09/23/2019 (1) (1) —
Call - UnitedHealth Group Inc N/A 1 $ — $ 280.00 10/21/2019 — — —
Call - UnitedHealth Group Inc N/A 1 $ — $ 260.00 09/23/2019 (1) — 1
Call - UnitedHealth Group Inc N/A 1 $ — $ 260.00 10/21/2019 — — —
Call - Verizon Communications Inc N/A 3 $ — $ 60.00 09/23/2019 — — —
Call - Verizon Communications Inc N/A 11 $ 1 $ 60.00 10/21/2019 (1) (1) —
Call - Visa Inc N/A 2 $ — $ 190.00 10/21/2019 — — —
Call - Visa Inc N/A 1 $ — $ 185.00 09/23/2019 — — —
Call - Walgreens Boots Alliance Inc N/A 6 $ 1 $ 57.50 10/21/2019 — — —
Call - Walgreens Boots Alliance Inc N/A 6 $ 1 $ 60.00 10/21/2019 — — —
Call - Walgreens Boots Alliance Inc N/A 6 $ 1 $ 55.00 09/23/2019 — — —
Call - Waste Management Inc N/A 4 $ — $ 125.00 10/21/2019 — — —
Put - Intelsat SA N/A 88 $ 9 $ 29.00 09/23/2019 (12) — 12
Put - Intelsat SA N/A 59 $ 6 $ 28.00 09/23/2019 (7) — 7
Put - S&P 500 Index N/A 105 $ 11 $ 2,325.00 12/23/2019 (410) (125) 285
Put - S&P 500 Index N/A 81 $ 8 $ 2,350.00 03/23/2020 (376) (250) 126
Call - AUD versus CAD Goldman Sachs & Co 1 AUD 2,046 AUD 0.98 12/12/2019 (31) — 31
Call - EUR versus CAD Bank of America NA 1 EUR 4,185 EUR 1.50 09/30/2019 (14) (6) 8
Call - EUR versus JPY Barclays Bank PLC 1 EUR 3,581 EUR 131.50 12/12/2019 (107) — 107
Call - EUR versus JPY UBS AG 1 EUR 3,581 EUR 131.50 12/18/2019 (107) — 107
Call - EUR versus JPY Citigroup Inc 1 EUR 3,895 EUR 126.00 11/12/2019 (57) (1) 56
Call - NZD versus CAD Goldman Sachs & Co 1 NZD 1,535 NZD 0.94 12/13/2019 (20) — 20
Call - USD versus CAD Bank of America NA 1 $ 4,350 $ 1.35 12/23/2019 (29) (30) (1)
Call - USD versus CNH Nomura Securities 1 $ 48,338 $ 7.20 12/05/2019 (284) (597) (313)
Call - USD versus CNH Morgan Stanley & Co 1 $ 7,250 $ 7.20 01/14/2020 (27) (109) (82)
Call - USD versus CNH Standard Chartered Hong
Kong
1 $ 9,440 $ 7.20 12/09/2019 (54) (118) (64)
Call - USD versus KRW Citigroup Inc 1 $ 3,272 $ 1,190.00 09/04/2019 (11) (54) (43)
Call - USD versus ZAR Deutsche Bank AG 1 $ 5,441 $ 15.10 12/02/2019 (79) (212) (133)
Put - AUD versus CAD Goldman Sachs & Co 1 AUD 6,135 AUD 0.91 09/27/2019 (32) (70) (38)
Put - AUD versus CAD Goldman Sachs & Co 1 AUD 2,046 AUD 0.94 12/12/2019 (29) (72) (43)
Put - EUR versus JPY UBS AG 1 EUR 3,581 EUR 124.00 12/18/2019 (87) (251) (164)
Put - EUR versus JPY Barclays Bank PLC 1 EUR 3,581 EUR 124.30 12/12/2019 (95) (260) (165)
Put - EUR versus JPY Citigroup Inc 1 EUR 3,895 EUR 121.00 11/12/2019 (62) (168) (106)
Put - EUR versus NOK Goldman Sachs & Co 1 EUR 4,350 EUR 9.65 11/19/2019 (10) (6) 4
Put - NZD versus CAD Goldman Sachs & Co 1 NZD 1,535 NZD 0.89 12/13/2019 (22) (60) (38)
Put - NZD versus JPY Goldman Sachs & Co 1 NZD 2,919 NZD 68.00 12/19/2019 (65) (65) —
Put - USD versus KRW Citigroup Inc 1 $ 2,145 $ 1,120.00 09/04/2019 (18) — 18
Put - USD versus ZAR JPMorgan Chase 1 $ 2,900 $ 14.75 12/30/2019 (39) (47) (8)
Call - 90 Day Eurodollar Future;
December 2019
N/A 40 $ 100 $ 98.25 12/17/2019 (3) (12) (9)
Call - 90 Day Eurodollar Future;
December 2023
N/A 49 $ 123 $ 97.25 12/16/2019 (27) (178) (151)
Call - 90 Day Eurodollar Future;
September 2020
N/A 23 $ 58 $ 98.38 09/16/2019 (11) (20) (9)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
134
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
September 2021
N/A 12 $ 30 $ 98.00 09/16/2019 $ (3) $ (26) $ (23)
Call - US 10 Year Note Future;
December 2019
N/A 35 $ 35 $ 134.50 11/25/2019 (12) (14) (2)
Call - US 10 Year Note Future;
December 2019
N/A 75 $ 75 $ 131.00 09/23/2019 (59) (80) (21)
Call - US 2 Year Note Future;
December 2019
N/A 100 $ 200 $ 108.25 09/23/2019 (31) (19) 12
Call - US Long Bond Future;
December 2019
N/A 14 $ 14 $ 175.00 11/25/2019 (7) (9) (2)
Call - US Long Bond Future;
December 2019
N/A 4 $ 4 $ 164.00 10/28/2019 (8) (13) (5)
Put - 90 Day Eurodollar Future;
December 2020
N/A 1,714 $ 4,285 $ 97.50 12/16/2019 (212) (11) 201
Put - 90 Day Eurodollar Future;
December 2023
N/A 49 $ 123 $ 97.25 12/16/2019 (32) — 32
Put - 90 Day Eurodollar Future;
September 2021
N/A 325 $ 813 $ 97.00 09/16/2019 (24) (2) 22
Put - US Long Bond Future;
December 2019
N/A 108 $ 108 $ 147.00 09/23/2019 (3) — 3
Put - US Long Bond Future;
December 2019
N/A 36 $ 36 $ 153.00 09/23/2019 (3) — 3
Total $ (3,188) $ (3,598) $ (410)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 85,700,000 1.75% 03/16/2020 $ 182 $ 955 $ 773
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 72,500,000 0.95% 08/06/2020 192 122 (70)
Call - 3 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive ZAR 105,000 7.20% 11/08/2019 52 114 62
Total $ 426 $ 1,191 $ 765
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 12,855,000 1.70% 03/16/2020 $ (114) $ (616) $ (502)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive 14,500,000 0.80% 08/06/2020 (106) (62) 44
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 12,855,000 2.00% 03/16/2020 (70) (3) 67
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive 14,500,000 1.40% 08/06/2020 (6 9 ) (74) (5)
Total $ (35 9 ) $ (755) $ (39 6 )
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
30 Day Federal Funds; April 2020 Short 22 $ 9,046 $ (15)
30 Day Federal Funds; August 2019 Long 2 816 —
30 Day Federal Funds; August 2020 Short 11 4,532 (4)
30 Day Federal Funds; December 2019 Short 31 12,709 (13)
30 Day Federal Funds; February 2020 Short 11 4,519 (1)
30 Day Federal Funds; January 2020 Short 11 4,513 (1)
30 Day Federal Funds; July 2020 Short 11 4,529 (4)
30 Day Federal Funds; June 2020 Short 11 4,528 (4)
30 Day Federal Funds; March 2020 Short 11 4,520 (2)
30 Day Federal Funds; May 2020 Short 11 4,526 (3)
30 Day Federal Funds; November 2019 Short 11 4,505 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
135
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
30 Day Federal Funds; October 2019 Short 11 $ 4,499 $ (1)
30 Day Federal Funds; September 2019 Short 15 6,124 —
30 Day Federal Funds; September 2020 Short 11 4,533 (5)
90 Day Eurodollar; December 2019 Long 25 6,134 14
90 Day Eurodollar; December 2020 Long 612 151,072 421
90 Day Eurodollar; December 2021 Short 25 6,177 (33)
90 Day Eurodollar; June 2021 Short 21 5,190 (9)
90 Day Eurodollar; March 2021 Short 25 6,177 (99)
90 Day Eurodollar; September 2020 Short 5 1,234 (1)
90 Day Short Sterling; December 2020 Long 459 69,433 147
90 Day Short Sterling; September 2020 Long 22 3,328 —
Australia 10 Year Bond; September 2019 Long 8 802 5
Australia 10 Year Bond; September 2019 Short 62 6,212 (12)
Brent Crude; November 2019
(a)
Long 11 652 (6)
CAC40 Index; September 2019 Long 69 4,154 177
Canada 10 Year Bond; December 2019 Long 229 24,954 93
Canadian Bank Acceptance; December 2020 Long 72 13,319 20
Canadian Bank Acceptance; June 2021 Long 70 12,952 25
Canadian Bank Acceptance; March 2021 Long 13 2,405 4
Canadian Bank Acceptance; September 2019 Short 20 3,683 2
Canadian Bank Acceptance; September 2020 Long 31 5,732 7
Cocoa; December 2019
(a)
Short 17 354 (2)
Coffee 'C'; December 2019
(a)
Short 32 1,162 42
Corn; December 2019
(a)
Short 149 2,755 20
Cotton No.2; December 2019
(a)
Short 28 824 67
DAX Index; September 2019 Long 25 8,183 133
DJ Euro Stoxx 50; September 2019 Short 379 14,241 (107)
DJ Euro Stoxx 50; September 2019 Long 372 13,978 110
Dollar Index; September 2019 Long 45 4,449 43
E-Mini DJIA Index; September 2019 Long 49 6,469 122
eMini MSCI Emerging Markets; September 2019 Short 87 4,280 140
EUR/USD Future; December 2019 Short 34 4,702 50
Euribor; December 2020 Short 305 84,397 (133)
Euribor; September 2020 Long 55 15,216 11
Euro Bund 10 Year Bund; December 2019 Short 44 8,525 (10)
Euro Bund 10 Year Bund; September 2019 Short 22 4,330 (145)
Euro Bund 10 Year Bund; September 2019 Short 35 6,889 (42)
Euro Buxl 30 Year Bond; September 2019 Short 11 2,712 (277)
Euro Schatz; September 2019 Long 225 27,842 62
Euro-Bobl 5 Year; September 2019 Long 49 7,336 2
FTSE China A50 Index; September 2019 Short 78 1,057 (5)
FTSE100 Index; September 2019 Short 76 6,640 128
FTSE100 Index; September 2019 Long 158 13,805 (220)
Gasoline RBOB; October 2019
(a)
Long 19 1,221 14
GBP/USD Future; December 2019 Short 11 839 9
Gold 100 oz; December 2019
(a)
Long 75 11,471 635
Hang Seng Index; September 2019 Short 2 327 (1)
Hang Seng Index; September 2019 Short 8 1,307 (10)
HSCEI China Index; September 2019 Short 2 129 —
Japan 10 Year Bond TSE; September 2019 Long 2 2,922 31
Japan 10 Year Bond TSE; September 2019 Long 13 18,992 169
Japan Topix Index; September 2019 Short 106 15,067 449
Japan Topix Index; September 2019 Short 90 12,792 462
Japan Topix Index; September 2019 Short 40 5,686 65
KC HRW Wheat; December 2019
(a)
Short 59 1,172 106
LME Copper; December 2019
(a)
Short 59 8,376 12
LME Copper; September 2019
(a)
Short — — 412
LME PRI Alum; December 2019
(a)
Short 107 4,695 54
LME PRI Alum; September 2019
(a)
Short — — 124
LME Zinc; December 2019
(a)
Short 61 3,361 40
LME Zinc; September 2019
(a)
Short — — 366
Low Sulphur Gasoline; October 2019
(a)
Long 10 562 (1)
Mini Japan 10 Year Bond; September 2019 Long 15 2,192 11
Nasdaq 100 E-Mini; September 2019 Long 64 9,844 20
Natural Gas; October 2019
(a)
Short 88 2,011 (32)
Nikkei 225 OSE; September 2019 Short 38 7,401 213
Nikkei 225 OSE; September 2019 Short 4 779 16
NY Harb ULSD; October 2019
(a)
Long 12 926 7
Russell 2000 Emini; September 2019 Long 27 2,017 (8)
Russell 2000 Emini; September 2019 Short 214 15,988 331

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
136
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2019 Long 86 $ 12,577 $ (225)
S&P 500 Emini; September 2019 Short 37 5,411 (92)
S&P 500 Emini; September 2019 Short 97 14,185 (193)
S&P Mid 400 Emini; September 2019 Short 27 5,080 106
Short Term Euro-BTP; September 2019 Long 171 21,227 259
Silver; December 2019
(a)
Long 61 5,594 226
Soybean Meal; December 2019
(a)
Short 37 1,093 38
Soybean Oil; December 2019
(a)
Short 32 553 (4)
Soybean; November 2019
(a)
Short 76 3,302 80
Sugar #11; October 2019
(a)
Short 76 948 82
UK 10 Year Gilt; December 2019 Long 153 24,999 83
US 10 Year Note; December 2019 Short 64 8,430 10
US 10 Year Note; December 2019 Long 139 18,309 35
US 10 Year Note; December 2019 Short 156 20,548 55
US 10 Year Ultra Note; December 2019 Short 37 5,344 1
US 2 Year Note; December 2019 Long 358 77,370 37
US 2 Year Note; December 2019 Long 141 30,473 (10)
US 5 Year Note; December 2019 Long 426 51,110 74
US 5 Year Note; December 2019 Short 55 6,599 (1)
US Long Bond; December 2019 Short 91 15,038 (886)
US Long Bond; December 2019 Long 26 4,296 (16)
US Long Bond; December 2019 Long 69 11,402 55
US Long Bond; September 2019 Long 89 14,780 844
US Ultra Bond; December 2019 Short 13 2,567 3
Wheat; December 2019
(a)
Short 64 1,480 105
WTI Crude; October 2019
(a)
Short 44 2,424 12
Total $ 4,863
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/20/2019 $ 33,043 AUD 47,468 $ 1,064 $ —
Bank of America NA 09/20/2019 $ 396 AUD 590 — (1)
Bank of America NA 09/20/2019 AUD 20,544 $ 14,249 — (409)
Bank of America NA 09/20/2019 $ 48,673 GBP 38,224 2,135 —
Bank of America NA 09/20/2019 GBP 4,998 $ 6,061 24 —
Bank of America NA 09/20/2019 GBP 11,766 $ 14,677 — (352)
Bank of America NA 09/20/2019 CAD 92,131 $ 70,213 — (991)
Bank of America NA 09/20/2019 $ 43,038 CAD 56,982 225 —
Bank of America NA 09/20/2019 $ 15,248 CAD 20,344 — (37)
Bank of America NA 09/20/2019 $ 131,711 EUR 115,793 4,297 —
Bank of America NA 09/20/2019 EUR 82,237 $ 92,895 — (2,405)
Bank of America NA 09/20/2019 JPY 11,156,998 $ 103,978 1,178 —
Bank of America NA 09/20/2019 JPY 1,270,155 $ 12,050 — (79)
Bank of America NA 09/20/2019 $ 5,160 JPY 545,781 16 —
Bank of America NA 09/20/2019 $ 91,319 JPY 9,826,708 — (1,299)
Bank of America NA 09/20/2019 MXN 1,637 $ 81 — —
Bank of America NA 09/20/2019 $ 4,353 MXN 85,281 109 —
Bank of America NA 09/20/2019 $ 798 MXN 16,081 — (2)
Bank of America NA 09/20/2019 MXN 176,171 $ 9,092 — (325)
Bank of America NA 09/20/2019 NZD 12,551 $ 8,248 — (337)
Bank of America NA 09/20/2019 $ 15,728 NZD 23,765 749 —
Bank of America NA 09/20/2019 $ 154 NZD 245 — —
Bank of America NA 09/20/2019 $ 2,060 CHF 2,037 — (2)
Bank of America NA 09/20/2019 CHF 18,308 $ 18,761 — (233)
Bank of America NA 09/20/2019 $ 34,596 CHF 34,011 176 —
Bank of America NA 09/20/2019 CHF 3,437 $ 3,472 6 —
Bank of New York Mellon 09/03/2019 $ 248 EUR 225 1 —
Bank of New York Mellon 09/03/2019 $ 190 HKD 1,490 — —
Bank of New York Mellon 09/03/2019 $ 1,176 JPY 125,000 — (1)
Bank of New York Mellon 09/11/2019 ZAR 174,342 $ 11,942 — (458)
Bank of New York Mellon 09/11/2019 $ 12,028 ZAR 178,125 294 —
Bank of New York Mellon 09/18/2019 GBP 160 $ 195 — —
Bank of New York Mellon 09/18/2019 $ 717 GBP 570 23 —
Bank of New York Mellon 09/18/2019 GBP 2,172 $ 2,739 — (94)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
137
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 09/18/2019 DKK 3,850 $ 586 $ — $ (18)
Bank of New York Mellon 09/18/2019 $ 1,846 DKK 12,300 31 —
Bank of New York Mellon 09/18/2019 EUR 4,540 $ 5,123 — (128)
Bank of New York Mellon 09/18/2019 $ 16,394 EUR 14,445 502 —
Bank of New York Mellon 09/18/2019 JPY 987,000 $ 9,239 62 —
Bank of New York Mellon 09/18/2019 $ 27,745 JPY 2,987,200 — (405)
Bank of New York Mellon 09/18/2019 JPY 14,900 $ 141 — (1)
Bank of New York Mellon 09/18/2019 $ 3,877 NOK 33,600 187 —
Bank of New York Mellon 09/18/2019 SEK 4,000 $ 424 — (16)
Bank of New York Mellon 09/18/2019 $ 1,367 SEK 12,800 61 —
Bank of New York Mellon 09/18/2019 CHF 900 $ 916 — (5)
Bank of New York Mellon 09/18/2019 $ 2,371 CHF 2,325 18 —
Bank of New York Mellon 09/20/2019 $ 26,779 EUR 23,510 909 —
Bank of New York Mellon 09/20/2019 EUR 15,035 $ 16,881 — (338)
Bank of New York Mellon 09/20/2019 CHF 4,608 $ 4,661 3 —
Bank of New York Mellon 09/20/2019 $ 5,307 CHF 5,202 42 —
Bank of New York Mellon 09/20/2019 CHF 594 $ 603 — (2)
Bank of New York Mellon 10/04/2019 EUR 2,991 $ 3,365 — (70)
Bank of New York Mellon 10/04/2019 $ 3,408 EUR 2,991 113 —
Bank of New York Mellon 10/17/2019 $ 3,885 GBP 3,100 107 —
Bank of New York Mellon 10/18/2019 $ 6,559 EUR 5,821 140 —
Bank of New York Mellon 11/15/2019 $ 153 ZAR 2,376 — (2)
Bank of New York Mellon 03/13/2020 $ 7,543 EUR 6,475 325 —
Bank of New York Mellon 03/13/2020 EUR 6,475 $ 7,354 — (136)
Bank of New York Mellon 06/12/2020 $ 1,300 EUR 1,119 46 —
Barclays Bank PLC 09/03/2019 $ 1,088 MXN 21,876 — (4)
Barclays Bank PLC 09/03/2019 MXN 21,876 $ 1,089 3 —
Barclays Bank PLC 09/04/2019 $ 13,570 CLP 9,418,357 518 —
Barclays Bank PLC 09/04/2019 CLP 9,418,357 $ 13,357 — (305)
Barclays Bank PLC 09/05/2019 CNH 20,457 $ 2,943 — (86)
Barclays Bank PLC 09/05/2019 $ 2,900 CNH 20,457 43 —
Barclays Bank PLC 09/05/2019 $ 536 KRW 650,008 — (1)
Barclays Bank PLC 09/05/2019 KRW 882,840 $ 725 4 —
Barclays Bank PLC 09/05/2019 $ 4,035 KRW 4,769,104 97 —
Barclays Bank PLC 09/05/2019 KRW 3,639,388 $ 3,212 — (207)
Barclays Bank PLC 09/06/2019 GBP 2,833 $ 3,452 — (4)
Barclays Bank PLC 09/06/2019 CAD 2,362 $ 1,776 — (2)
Barclays Bank PLC 09/06/2019 $ 5,831 EUR 5,256 53 —
Barclays Bank PLC 09/06/2019 $ 2,524 INR 175,000 75 —
Barclays Bank PLC 09/06/2019 $ 2,900 JPY 307,896 1 —
Barclays Bank PLC 09/06/2019 JPY 446,602 $ 4,198 7 —
Barclays Bank PLC 09/06/2019 MXN 146,487 $ 7,588 — (281)
Barclays Bank PLC 09/06/2019 $ 7,588 MXN 150,419 85 —
Barclays Bank PLC 09/06/2019 NOK 39,813 $ 4,386 — (16)
Barclays Bank PLC 09/06/2019 $ 1,087 NOK 9,889 2 —
Barclays Bank PLC 09/06/2019 $ 2,900 CHF 2,853 17 —
Barclays Bank PLC 09/06/2019 CHF 3,223 $ 3,262 — (5)
Barclays Bank PLC 09/09/2019 $ 1,812 CNH 12,791 26 —
Barclays Bank PLC 09/09/2019 CNH 12,860 $ 1,813 — (17)
Barclays Bank PLC 09/11/2019 CNH 27,468 $ 3,985 — (149)
Barclays Bank PLC 09/11/2019 $ 3,985 CNH 27,698 117 —
Barclays Bank PLC 09/13/2019 $ 6,232 EUR 5,548 130 —
Barclays Bank PLC 09/13/2019 JPY 658,866 $ 6,231 — (25)
Barclays Bank PLC 09/17/2019 JPY 198,509 $ 1,874 — (3)
Barclays Bank PLC 09/17/2019 JPY 46,458 $ 438 — —
Barclays Bank PLC 09/17/2019 $ 3,803 JPY 401,089 24 —
Barclays Bank PLC 09/17/2019 $ 438 NZD 685 6 —
Barclays Bank PLC 09/17/2019 SEK 36,200 $ 3,803 — (111)
Barclays Bank PLC 09/17/2019 $ 1,873 SEK 18,100 27 —
Barclays Bank PLC 09/19/2019 $ 925 CNH 6,416 29 —
Barclays Bank PLC 09/19/2019 CNH 6,411 $ 933 — (38)
Barclays Bank PLC 09/19/2019 EUR 818 $ 924 — (24)
Barclays Bank PLC 09/19/2019 $ 933 EUR 818 33 —
Barclays Bank PLC 09/19/2019 $ 1,088 KRW 1,317,506 — (1)
Barclays Bank PLC 09/19/2019 $ 1,087 KRW 1,313,149 2 —
Barclays Bank PLC 09/19/2019 KRW 1,756,719 $ 1,450 2 —
Barclays Bank PLC 09/20/2019 CAD 1,175 $ 884 — (1)
Barclays Bank PLC 09/20/2019 $ 321 CAD 426 1 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
138
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 09/20/2019 $ 1,450 CNH 10,401 $ — $ (2)
Barclays Bank PLC 09/20/2019 CNH 54,123 $ 7,656 — (101)
Barclays Bank PLC 09/20/2019 $ 1,450 CNH 10,366 3 —
Barclays Bank PLC 09/20/2019 NZD 1,005 $ 637 — (4)
Barclays Bank PLC 09/23/2019 $ 326 AUD 483 1 —
Barclays Bank PLC 09/23/2019 AUD 611 $ 414 — (2)
Barclays Bank PLC 09/23/2019 GBP 520 $ 638 — (5)
Barclays Bank PLC 09/23/2019 $ 1,417 EUR 1,276 13 —
Barclays Bank PLC 09/23/2019 NZD 1,233 $ 786 — (9)
Barclays Bank PLC 09/23/2019 NOK 6,603 $ 736 — (11)
Barclays Bank PLC 09/23/2019 $ 11 NOK 99 — —
Barclays Bank PLC 09/23/2019 $ 55 SEK 531 1 —
Barclays Bank PLC 09/23/2019 SEK 4,364 $ 452 — (7)
Barclays Bank PLC 09/24/2019 $ 2,065 JPY 219,407 — (4)
Barclays Bank PLC 09/25/2019 $ 857 ZAR 13,013 1 —
Barclays Bank PLC 09/25/2019 ZAR 13,072 $ 857 3 —
Barclays Bank PLC 09/26/2019 $ 3,189 IDR 45,640,473 — (18)
Barclays Bank PLC 09/26/2019 IDR 23,508,819 $ 1,674 — (22)
Barclays Bank PLC 09/26/2019 IDR 98,091,975 $ 6,860 32 —
Barclays Bank PLC 09/26/2019 $ 5,346 IDR 75,338,792 52 —
Barclays Bank PLC 09/26/2019 $ 1,559 ZAR 23,870 — (11)
Barclays Bank PLC 09/26/2019 ZAR 30,723 $ 2,066 — (46)
Barclays Bank PLC 09/26/2019 $ 5,184 ZAR 76,448 157 —
Barclays Bank PLC 09/26/2019 ZAR 38,441 $ 2,501 27 —
Barclays Bank PLC 09/27/2019 CNH 12,912 $ 1,812 — (10)
Barclays Bank PLC 09/27/2019 $ 1,593 HUF 450,975 94 —
Barclays Bank PLC 09/30/2019 $ 4,606 BRL 18,214 214 —
Barclays Bank PLC 09/30/2019 $ 1,088 BRL 4,537 — (6)
Barclays Bank PLC 09/30/2019 BRL 46,529 $ 12,184 — (966)
Barclays Bank PLC 09/30/2019 ZAR 51,928 $ 3,622 — (209)
Barclays Bank PLC 09/30/2019 $ 3,622 ZAR 52,368 180 —
Barclays Bank PLC 09/30/2019 $ 2,537 KRW 3,075,486 — (6)
Barclays Bank PLC 09/30/2019 $ 362 KRW 438,281 — —
Barclays Bank PLC 10/10/2019 $ 10,332 THB 317,869 — (77)
Barclays Bank PLC 10/10/2019 THB 189,237 $ 6,137 60 —
Barclays Bank PLC 10/11/2019 BRL 11,778 $ 3,097 — (259)
Barclays Bank PLC 10/11/2019 $ 3,097 BRL 11,775 260 —
Barclays Bank PLC 10/11/2019 $ 5,682 EUR 5,066 99 —
Barclays Bank PLC 10/11/2019 EUR 6,806 $ 7,655 — (155)
Barclays Bank PLC 10/11/2019 $ 2,343 JPY 246,558 15 —
Barclays Bank PLC 10/11/2019 JPY 498,798 $ 4,645 64 —
Barclays Bank PLC 10/11/2019 JPY 76,644 $ 725 — (1)
Barclays Bank PLC 10/11/2019 $ 3,027 JPY 323,908 — (31)
Barclays Bank PLC 10/15/2019 $ 2,786 EUR 2,483 49 —
Barclays Bank PLC 10/15/2019 EUR 2,483 $ 2,817 — (80)
Barclays Bank PLC 10/16/2019 $ 412 JPY 43,709 — (1)
Barclays Bank PLC 10/16/2019 JPY 544,883 $ 5,086 60 —
Barclays Bank PLC 10/16/2019 $ 3,028 JPY 319,499 11 —
Barclays Bank PLC 10/16/2019 JPY 153,231 $ 1,450 — (3)
Barclays Bank PLC 10/17/2019 $ 2,093 CNH 14,403 84 —
Barclays Bank PLC 10/17/2019 CNH 14,387 $ 2,093 — (86)
Barclays Bank PLC 10/30/2019 CLP 2,709,056 $ 3,894 — (137)
Barclays Bank PLC 10/30/2019 $ 580 CLP 405,042 18 —
Barclays Bank PLC 10/30/2019 MYR 6,431 $ 1,558 — (34)
Barclays Bank PLC 10/30/2019 MYR 4,558 $ 1,087 — (7)
Barclays Bank PLC 10/30/2019 $ 1,088 MYR 4,598 — (2)
Barclays Bank PLC 11/05/2019 CNH 20,485 $ 2,900 — (44)
Barclays Bank PLC 11/05/2019 $ 2,900 CNH 20,158 90 —
Barclays Bank PLC 11/12/2019 CNH 12,809 $ 1,812 — (27)
Barclays Bank PLC 11/12/2019 $ 1,813 CNH 12,876 18 —
Barclays Bank PLC 11/13/2019 EUR 5,680 $ 6,399 — (123)
Barclays Bank PLC 11/13/2019 INR 286,930 $ 3,987 — (26)
Barclays Bank PLC 11/13/2019 $ 1,812 INR 131,838 — (8)
Barclays Bank PLC 11/13/2019 $ 6,398 RON 27,055 109 —
Barclays Bank PLC 11/19/2019 $ 797 BRL 3,224 23 —
Barclays Bank PLC 11/19/2019 BRL 3,221 $ 798 — (24)
Barclays Bank PLC 11/20/2019 $ 3,310 CNH 23,003 105 —
Barclays Bank PLC 11/20/2019 CNH 22,999 $ 3,311 — (106)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
139
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/26/2019 $ 3,314 CLP 2,309,059 $ 110 $ —
Barclays Bank PLC 11/26/2019 MYR 36,316 $ 8,666 — (66)
Barclays Bank PLC 11/27/2019 $ 1,812 CNH 12,936 10 —
Barclays Bank PLC 12/03/2019 BRL 1,554 $ 409 — (36)
Barclays Bank PLC 12/03/2019 $ 409 BRL 1,550 37 —
Barclays Bank PLC 12/03/2019 ZAR 12,582 $ 829 — (9)
Barclays Bank PLC 12/03/2019 $ 829 ZAR 12,582 9 —
Barclays Bank PLC 12/10/2019 $ 3,152 CNH 21,943 96 —
Barclays Bank PLC 12/10/2019 CNH 21,935 $ 3,152 — (97)
BNP Paribas 09/18/2019 $ 10,953 EUR 9,602 389 —
Citigroup Inc 09/05/2019 EUR 2,068 $ 2,327 — (53)
Citigroup Inc 09/06/2019 $ 330 BRL 1,300 16 —
Citigroup Inc 09/06/2019 BRL 15,100 $ 3,716 — (70)
Citigroup Inc 09/06/2019 MXN 20,250 $ 1,032 — (22)
Citigroup Inc 09/06/2019 PEN 1,700 $ 501 — —
Citigroup Inc 09/06/2019 ZAR 4,200 $ 274 3 —
Citigroup Inc 09/06/2019 ZAR 38,850 $ 2,686 — (125)
Citigroup Inc 09/06/2019 $ 1,964 ZAR 27,500 151 —
Citigroup Inc 11/15/2019 SGD 1,900 $ 1,374 — (3)
Citigroup Inc 11/15/2019 $ 5,138 SGD 7,130 — (6)
Credit Agricole 09/18/2019 JPY 216,000 $ 2,047 — (12)
Credit Suisse 10/02/2019 $ 1,042 COP 3,330,000 75 —
Deutsche Bank AG 09/18/2019 EUR 836 $ 940 — (20)
Deutsche Bank AG 10/31/2019 $ 1,285 GBP 1,046 9 —
Deutsche Bank AG 10/31/2019 $ 463 EUR 412 8 —
Goldman Sachs & Co 09/06/2019 $ 6,102 COP 20,705,000 88 —
Goldman Sachs & Co 09/06/2019 RUB 430,000 $ 6,598 — (154)
Goldman Sachs & Co 09/18/2019 $ 2,179 GBP 1,708 100 —
Goldman Sachs & Co 09/18/2019 JPY 494,800 $ 4,717 — (54)
HSBC Securities Inc 09/05/2019 EUR 2,607 $ 2,920 — (55)
HSBC Securities Inc 09/06/2019 $ 3,373 BRL 14,000 — (7)
HSBC Securities Inc 09/06/2019 $ 8,927 BRL 35,600 331 —
HSBC Securities Inc 09/06/2019 BRL 37,700 $ 9,782 — (679)
HSBC Securities Inc 09/06/2019 CNH 61,700 $ 8,738 — (121)
HSBC Securities Inc 09/06/2019 $ 884 COP 3,000,000 13 —
HSBC Securities Inc 09/06/2019 COP 30,355,000 $ 9,211 — (394)
HSBC Securities Inc 09/06/2019 $ 303 COP 1,050,000 — (2)
HSBC Securities Inc 09/06/2019 $ 5,359 IDR 75,400,000 45 —
HSBC Securities Inc 09/06/2019 IDR 21,900,000 $ 1,531 12 —
HSBC Securities Inc 09/06/2019 $ 3,542 PEN 12,020 — —
HSBC Securities Inc 09/06/2019 PEN 14,650 $ 4,340 — (23)
HSBC Securities Inc 09/06/2019 $ 9,231 RUB 597,000 284 —
HSBC Securities Inc 09/06/2019 RUB 212,000 $ 3,243 — (66)
HSBC Securities Inc 09/06/2019 $ 12,444 ZAR 174,032 974 —
HSBC Securities Inc 09/06/2019 ZAR 100,000 $ 6,572 19 —
HSBC Securities Inc 10/18/2019 BRL 14,000 $ 3,363 8 —
HSBC Securities Inc 10/22/2019 AUD 1,760 $ 1,243 — (56)
HSBC Securities Inc 10/22/2019 $ 251 AUD 370 2 —
JPMorgan Chase 09/05/2019 $ 20,220 EUR 17,896 550 —
JPMorgan Chase 09/05/2019 EUR 1,682 $ 1,872 — (23)
JPMorgan Chase 09/06/2019 BRL 31,900 $ 7,970 — (267)
JPMorgan Chase 09/06/2019 $ 8,410 BRL 33,800 249 —
JPMorgan Chase 09/06/2019 $ 9,529 CNH 67,700 74 —
JPMorgan Chase 09/06/2019 CNH 6,000 $ 848 — (10)
JPMorgan Chase 09/06/2019 $ 4,030 COP 14,000,000 — (37)
JPMorgan Chase 09/06/2019 COP 8,400,000 $ 2,547 — (107)
JPMorgan Chase 09/06/2019 INR 510,000 $ 7,364 — (226)
JPMorgan Chase 09/06/2019 $ 4,831 INR 335,000 142 —
JPMorgan Chase 09/06/2019 IDR 2,850,000 $ 203 — (2)
JPMorgan Chase 09/06/2019 IDR 86,400,000 $ 6,071 18 —
JPMorgan Chase 09/06/2019 $ 2,519 IDR 35,750,000 — (1)
JPMorgan Chase 09/06/2019 $ 6,152 MXN 118,500 241 —
JPMorgan Chase 09/06/2019 MXN 98,250 $ 4,965 — (64)
JPMorgan Chase 09/06/2019 PEN 8,450 $ 2,504 — (14)
JPMorgan Chase 09/06/2019 $ 3,760 PEN 12,780 — (6)
JPMorgan Chase 09/06/2019 RUB 197,000 $ 2,993 — (41)
JPMorgan Chase 09/06/2019 RUB 399,000 $ 5,967 13 —
JPMorgan Chase 09/06/2019 $ 9,922 RUB 641,000 316 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
140
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 09/06/2019 $ 8,875 ZAR 132,000 $ 175 $ —
JPMorgan Chase 09/06/2019 ZAR 70,332 $ 4,561 75 —
JPMorgan Chase 09/06/2019 ZAR 120,150 $ 8,129 — (210)
JPMorgan Chase 09/18/2019 $ 25,245 JPY 2,719,492 — (383)
JPMorgan Chase 10/18/2019 $ 3,359 BRL 14,000 — (12)
JPMorgan Chase 10/18/2019 COP 14,000,000 $ 4,021 44 —
JPMorgan Chase 10/18/2019 $ 2,241 MXN 45,250 — —
JPMorgan Chase 10/18/2019 $ 5,933 RUB 399,000 — (13)
JPMorgan Chase 10/18/2019 $ 3,573 ZAR 55,332 — (56)
Merrill Lynch 10/15/2019 $ 462 NOK 4,145 6 —
Merrill Lynch 10/15/2019 NOK 21,100 $ 2,473 — (15 5 )
Merrill Lynch 10/18/2019 $ 407 CAD 530 9 —
Morgan Stanley & Co 09/18/2019 $ 2,688 CNH 18,680 80 —
Morgan Stanley & Co 09/18/2019 CNH 2,344 $ 334 — (8)
Morgan Stanley & Co 09/18/2019 KRW 116,900 $ 100 — (3)
Morgan Stanley & Co 09/18/2019 CNH 7,144 $ 1,035 — (38)
Morgan Stanley & Co 09/18/2019 $ 64 CNH 450 1 —
Morgan Stanley & Co 09/18/2019 $ 224 KRW 264,683 5 —
Morgan Stanley & Co 09/30/2019 $ 255 GBP 200 11 —
Morgan Stanley & Co 10/31/2019 $ 3,662 ZAR 52,530 223 —
Morgan Stanley & Co 12/03/2019 $ 227 BRL 925 6 —
Morgan Stanley & Co 12/03/2019 BRL 300 $ 74 — (3)
Morgan Stanley & Co 12/03/2019 BRL 120 $ 32 — (3)
Morgan Stanley & Co 12/03/2019 $ 15 BRL 60 1 —
National Australia Bank 09/18/2019 JPY 338,800 $ 3,156 3 8 —
State Street Financial Global Markets 09/18/2019 JPY 607,100 $ 5,612 1 10 —
UBS AG 10/15/2019 $ 163 HUF 48,060 4 —
UBS AG 10/15/2019 HUF 323,975 $ 1,125 — (4 8 )
UBS AG 10/15/2019 MYR 10,125 $ 2,459 — (6 2 )
UBS AG 10/15/2019 $ 537 MYR 2,250 5 —
UBS AG 10/22/2019 THB 17,765 $ 577 6 —
UBS AG 10/22/2019 $ 2,470 THB 76,075 — (2 3 )
Total $ 21,17 9 $ (16,0 41 )
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Citigroup Inc CDX.EM.31 N/A (1.00)% Quarterly 06/20/2024 $ 2,455 $ 94 $ 34 $ 128 $ —
Citigroup Inc Republic of South Africa
Government International
Bond, 5.50%, 03/09/2020
1.78% (1.00)% Quarterly 06/20/2024 10,050 405 (51) 354 —
Goldman Sachs & Co American Axle & MFG
Inc, 6.63%, 10/15/2022
4.49% (5.00)% Quarterly 06/20/2024 1,100 (11) (13) — (24)
Goldman Sachs & Co Frontier
Communications, 9.00%,
08/15/2031
57.69% (5.00)% Quarterly 06/20/2022 1,500 372 329 701 —
Goldman Sachs & Co International Lease
Finance Corp, 8.25%,
12/15/2020
0.39% (5.00)% Quarterly 12/20/2021 6,000 (48 6 ) (14 5 ) — (631)
Goldman Sachs & Co Kohl's Corp, 4.00%,
11/01/2021
1.38% (1.00)% Quarterly 06/20/2024 3,000 37 15 52 —
Goldman Sachs & Co Realogy Group LLC /
Realogy Co-Issuer Corp,
4.87%, 06/01/2023
9.22% (5.00)% Quarterly 06/20/2024 1,000 167 (12) 155 —
Goldman Sachs & Co RR Donnelley and Sons
Co, 7.88%, 03/15/2021
6.52% (5.00)% Quarterly 06/20/2024 1,000 138 (79) 59 —
Goldman Sachs & Co RR Donnelley and Sons
Co, 7.88%, 03/15/2021
6.17% (5.00)% Quarterly 12/20/2023 2,000 90 (6) 84 —
Goldman Sachs & Co Staples Inc, 3.75%,
01/12/2018
1.73% (1.00)% Quarterly 12/20/2021 3,000 9 0 (42) 4 8 —
Merrill Lynch CDX.EM.100 N/A (1.00)% Quarterly 06/20/2024 1,505 48 29 7 7 —
Morgan Stanley & Co CDX.EM.31 N/A (1.00)% Quarterly 06/20/2024 950 50 (1) 49 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
141
Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Morgan Stanley & Co Enel Spa, 5.25%,
05/20/2024
0.50% (1.00)% Quarterly 12/20/2023 EUR 1,120 $ 6 $ (33) $ — $ (27)
Total $ 1,000 $ 2 5 $ 1,70 7 $ (682)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
142
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.72% Quarterly Quarterly N/A 06/22/2022 CNY 11,886 $ 43 $ — $ 43 $ —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.70% Quarterly Quarterly N/A 03/27/2022 29,995 (4) — — (4)
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.78% Quarterly Quarterly N/A 08/22/2024 16,312 (10) — — (10)
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.97% Quarterly Quarterly N/A 06/13/2024 17,730 11 — 11 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.65% Quarterly Quarterly N/A 03/12/2022 29,995 (9) — — (9)
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.77% Quarterly Quarterly N/A 09/18/2022 5,859 24 — 24 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 4.01% Quarterly Quarterly N/A 11/01/2022 5,889 31 — 31 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.07% Quarterly Quarterly N/A 05/13/2024 17,138 22 — 22 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.85% Quarterly Quarterly N/A 09/08/2022 8,370 37 — 37 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.63% Quarterly Quarterly N/A 05/04/2023 21,937 88 — 88 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.87% Quarterly Quarterly N/A 07/02/2024 23,722 — — — —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.98% Quarterly Quarterly N/A 03/24/2022 9,200 40 — 40 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.86% Quarterly Quarterly N/A 03/26/2024 18,854 1 — 1 —
Bank of America NA Financial
Benchmarks India
Pvt. Ltd - Overnight
Mumbai Interbank
Offered Rate
Receive 6.60% Semiannual Semiannual N/A 04/03/2023 INR 282,500 (224) — — (224)
Barclays Bank PLC 6 Month Budapest
Interbank Offered
Rate
Receive 1.33% Annual Semiannual N/A 12/12/2021 HUF 3,208,874 (225) — — (225)
Barclays Bank PLC 6 Month Warsaw
Interbank Offered
Rate
Receive 2.20% Annual Semiannual N/A 12/12/2023 PLN 10,712 (73) — — (73)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
143
Interest Rate Swaps (continued)
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.79% Quarterly Quarterly N/A 08/05/2024 CNY 15,950 $ (9) $ — $ — $ (9)
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.98% Quarterly Quarterly N/A 12/12/2023 7,120 6 — 6 —
Barclays Bank PLC Sinacofi Chile
Interbank Rate Avg
Receive 2.48% Semiannual Semiannual N/A 07/05/2022 CLP 3,681,000 (82) — — (82)
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.67% Quarterly Quarterly N/A 03/12/2022 CNY 20,139 (4) — — (4)
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.86% Quarterly Quarterly N/A 03/26/2024 25,710 1 — 1 —
Morgan Stanley & Co Sinacofi Chile
Interbank Rate Avg
Receive 2.46% Semiannual Semiannual N/A 07/03/2022 CLP 3,738,260 (81) — — (81)
Morgan Stanley & Co Sinacofi Chile
Interbank Rate Avg
Receive 2.15% Semiannual Semiannual N/A 08/26/2024 1,573,250 — — — —
Total $ (417) $ — $ 304 $ (721)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Budapest Interbank Offered Rate Pay 0.47% Quarterly Annual N/A 12/18/2020 HUF 1,255,000 $ 6 $ — $ 6
3 Month Johannesburg Interbank Agreed
Rate
Pay 6.95% Quarterly Quarterly N/A 03/22/2021 ZAR 53,793 21 1 22
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.51% Quarterly Quarterly N/A 12/21/2026 23,400 (25) — (25)
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.50% Quarterly Quarterly N/A 12/21/2026 23,400 (25) — (25)
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.64% Quarterly Quarterly N/A 03/29/2028 11,583 11 1 12
3 Month USD LIBOR Receive 2.94% Semiannual Quarterly N/A 05/10/2023 $ 1,785 (102) — (102)
3 Month USD LIBOR Receive 2.79% Semiannual Quarterly N/A 03/26/2023 3,918 (195) — (195)
3 Month USD LIBOR Receive 2.71% Semiannual Quarterly N/A 02/09/2025 7,061 (514) 1 (513)
3 Month USD LIBOR Receive 3.09% Semiannual Quarterly N/A 10/01/2024 4,584 (398) 1 (397)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (334) — (334)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 275 1 276
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (121) — (121)
3 Month USD LIBOR Receive 2.77% Semiannual Quarterly N/A 03/07/2025 3,938 (304) 1 (303)
3 Month USD LIBOR Receive 2.93% Semiannual Quarterly N/A 06/11/2025 3,963 (356) — (356)
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/08/2023 1,892 (90) — (90)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (242) — (242)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 08/21/2025 6,337 (568) — (568)
3 Month USD LIBOR Receive 2.23% Semiannual Quarterly N/A 04/03/2024 4,061 (162) — (162)
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 01/23/2022 5,283 (70) — (70)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 01/13/2022 4,225 (45) — (45)
3 Month USD LIBOR Receive 2.12% Semiannual Quarterly N/A 03/08/2022 6,219 (105) — (105)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (215) 1 (214)
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 04/11/2022 5,502 (80) — (80)
3 Month USD LIBOR Receive 2.09% Semiannual Quarterly N/A 03/03/2022 7,419 (119) — (119)
3 Month USD LIBOR Receive 1.94% Semiannual Quarterly N/A 01/10/2022 2,111 (23) — (23)
3 Month USD LIBOR Receive 2.65% Semiannual Quarterly N/A 03/07/2021 10,593 (163) — (163)
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/01/2021 22,275 (256) — (256)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (302) — (302)
3 Month USD LIBOR Receive 1.92% Semiannual Quarterly N/A 01/11/2022 2,111 (22) — (22)
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 01/19/2022 2,111 (22) 1 (21)
3 Month USD LIBOR Receive 2.21% Semiannual Quarterly N/A 03/15/2022 5,314 (103) — (103)
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 08/11/2021 6,434 42 — 42
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 02/07/2022 4,265 (58) 1 (57)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
144
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.60% Semiannual Quarterly N/A 03/13/2021 $ 12,603 $ (188) $ — $ (188)
6 Month Budapest Interbank Offered Rate Receive 1.68% Annual Semiannual N/A 06/13/2023 HUF 724,713 (109) 7 (102)
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 482,425 (100) 6 (94)
6 Month Budapest Interbank Offered Rate Receive 1.89% Annual Semiannual N/A 06/29/2023 631,810 (114) 8 (106)
6 Month Budapest Interbank Offered Rate Receive 1.83% Annual Semiannual N/A 06/27/2029 455,000 (99) 4 (95)
6 Month Budapest Interbank Offered Rate Receive 0.99% Annual Semiannual N/A 12/18/2024 1,283,000 (60) 3 (57)
6 Month Budapest Interbank Offered Rate Pay 1.88% Semiannual Annual N/A 12/18/2029 137,500 29 (1) 28
6 Month Budapest Interbank Offered Rate Receive 1.20% Annual Semiannual N/A 12/18/2024 517,500 (43) 2 (41)
6 Month Budapest Interbank Offered Rate Receive 1.58% Annual Semiannual N/A 01/08/2024 600,000 (89) 6 (83)
6 Month Budapest Interbank Offered Rate Receive 2.46% Annual Semiannual N/A 10/18/2023 334,950 (91) 5 (86)
6 Month Budapest Interbank Offered Rate Receive 0.69% Annual Semiannual N/A 08/12/2024 915,000 (6) 1 (5)
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 EUR 1,487 (47) 1 (46)
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 1,305 13 — 13
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 870 (18) — (18)
6 Month Prague Interbank Offered Rate Pay 1.80% Semiannual Annual N/A 07/03/2022 CZK 122,700 33 (1) 32
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 83,375 (12) — (12)
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 85,188 (13) 1 (12)
6 Month Warsaw Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 05/17/2023 PLN 5,873 (55) 3 (52)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 05/27/2024 11,140 (66) 3 (63)
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (36) 3 (33)
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (22) 2 (20)
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (35) 2 (33)
6 Month Warsaw Interbank Offered Rate Pay 1.51% Semiannual Annual N/A 02/19/2022 27,840 (14) — (14)
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (40) 2 (38)
6 Month Warsaw Interbank Offered Rate Receive 2.44% Annual Semiannual N/A 05/07/2023 11,752 (98) 4 (94)
6 Month Warsaw Interbank Offered Rate Pay 1.44% Semiannual Annual N/A 09/02/2024 22,192 (21) — (21)
6 Month Warsaw Interbank Offered Rate Receive 2.46% Annual Semiannual N/A 05/14/2023 4,788 (41) 2 (39)
MXN TIIE Banxico Receive 7.13% Monthly Monthly N/A 12/16/2020 MXN 223,500 — — —
MXN TIIE Banxico Pay 6.62% Monthly Monthly N/A 12/14/2022 78,250 (3) — (3)
US Federal Funds Effective Rate
(continuous series)
Receive 2.41% Annual Annual N/A 05/31/2020 $ 11,160 (71) — (71)
US Federal Funds Effective Rate
(continuous series)
Receive 1.76% Annual Annual N/A 10/31/2020 14,782 (43) 1 (42)
US Federal Funds Effective Rate
(continuous series)
Receive 1.90% Annual Annual N/A 05/15/2020 20,530 (26) — (26)
US Federal Funds Effective Rate
(continuous series)
Receive 2.40% Annual Annual N/A 05/31/2020 11,160 (70) — (70)
US Federal Funds Effective Rate
(continuous series)
Receive 1.45% Annual Annual N/A 11/30/2020 8,820 (2) — (2)
US Federal Funds Effective Rate
(continuous series)
Receive 1.80% Annual Annual N/A 06/30/2020 10,200 (1 5 ) — (15)
Total $ (6,23 6 ) $ 7 3 $ (6,163)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 01/22/2029 $ 685 $ — $ 33 $ —
Goldman Sachs & Co Floating rate based on 1
Month Euro Interbank
Offered rate plus/less
spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 02/01/2029-
02/07/2029
1,864 — — (114)
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 12/22/2028-
12/26/2028
1,779 — — (44)
Goldman Sachs & Co Floating rate based on
the HKD Overnight-
Indexed Swap Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/18/2029 1,728 — 121 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
145
(a)
Top Underlying Securities YORKEBS
Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on
1 Month JPY LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in JPY
Monthly 12/25/2028-
12/26/2028
$ 1,374 $ — $ — $ (77)
Goldman Sachs & Co Floating rate based
on the Hong Kong
Interbank Offered Rate
plus/less spread
Total return on a custom basket
of long and short securities traded
in ZAR
Monthly 04/20/2029-
05/07/2029
1,782 — — (26)
Morgan Stanley &
Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in USD
Monthly 10/10/2019-
07/28/2021
36,137 — 2,979 —
Morgan Stanley &
Co
(b)
Floating rate based
on the Euro Interbank
Offered rate plus/less
spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 10/09/2019 26,588 — — (581)
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 05/20/2020 5,080 — 23 —
Morgan Stanley & Co Floating rate based
on the Hong Kong
Interbank Offered Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/28/2021 — — 16 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket
of long and short securities traded
in JPY
Monthly 11/28/2019 6,212 — 209 —
UBS AG Floating rate based on
1 Month EUR LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in EUR
Monthly 02/01/2022 6,678 — 373 —
UBS AG Floating rate based on
1 Month GBP LIBOR
plus/less spread
Total return on a custom basket
of long and short securities traded
in GBP
Monthly 02/01/2022 2,377 — 38 —
UBS AG Floating rate based on 1
Day JPY LIBOR plus/
less spread
Total return on a custom basket
of long and short securities traded
in JPY
Monthly 02/01/2022 62 — 5 —
Total $ 92,346 $ — $ 3,797 $ (842)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Amounts in thousands.
Description Shares Notional Amount % of Total Absolute Notional Amount
Celgene Corp 89,202 $ 8,635 23.89%
Altaba Inc 74,721 5,192 14.37%
Bristol-Myers Squibb Co (89,201) (4,288) (11.87)%
iShares iBoxx High Yield Corporate Bond ETF (35,844) (3,124) (8.65)%
Allergan PLC 15,187 2,426 6.71%
Cigna Corp 11,802 1,817 5.03%
SPDR S&P Oil & Gas Exploration & Production ETF (73,936) (1,595) (4.41)%
Texas Instruments Inc (11,374) (1,408) (3.90)%
Iron Mountain Inc (33,987) (1,082) (3.00)%
SPDR S&P Regional Banking ETF (20,384) (1,022) (2.83)%
AbbVie Inc (13,151) (865) (2.39)%
Intercontinental Exchange Inc (7,194) (672) (1.86)%
iShares Nasdaq Biotechnology ETF (6,170) (635) (1.76)%
SPDR S&P Biotech ETF (7,773) (625) (1.73)%
General Mills Inc (11,362) (611) (1.69)%
Valero Energy Corp (7,604) (572) (1.58)%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
146
(b)
Top Underlying Securities YRKEBSEUR
Description (continued) Shares Notional Amount % of Total Absolute Notional Amount
CME Group Inc (2,400) (521) (1.44)%
Walgreens Boots Alliance Inc (6,139) (314) (0.87)%
CH Robinson Worldwide Inc (3,520) (297) (0.82)%
Energy Select Sector SPDR Fund (4,815) (277) (0.76)%
China Biologic Products Holdings Inc 884 89 0.25%
Western Midstream Partners LP 3,000 69 0.19%
Description Shares Notional Amount % of Total Absolute Notional Amount
Stoxx Europe 600 Index (41,651) $ (17,371) (65.33)%
Ferrovial SA 102,805 2,923 10.99%
EDP - Energias de Portugal SA 703,649 2,659 10.00%
Nexi SpA 104,957 1,143 4.30%
Sanofi 7,005 601 2.26%
Kering SA (1,042) (504) (1.90)%
Innogy SE 10,832 449 1.69%
Eurofins Scientific SE (834) (382) (1.44)%
Ubisoft Entertainment SA 3,466 279 1.05%
LVMH Moet Hennessy Louis Vuitton SE (470) (187) (0.70)%
Salvatore Ferragamo SpA 4,667 89 0.34%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
147
Reverse Repurchase Agreements
Counterparty Coupon Rate Maturity Date Principal Amount
Payable for Reverse Repurchase Agreements
Barclays Bank PLC (2.70)% Open ended $ 3,779 $ (3,786)
Barclays Bank PLC (2.25)% Open ended 1,692 (1,695)
Merrill Lynch (2.28)% 09/03/2019 52,713 (52,720)
Merrill Lynch (7.60)% Open ended ZAR 62,514 (4,147)
Merrill Lynch (7.60)% Open ended 65,115 (4,319)
Merrill Lynch (2.65)% Open ended $ 441 (442)
Merrill Lynch (2.65)% Open ended 720 (722)
Merrill Lynch (2.75)% Open ended 850 (852)
Merrill Lynch (2.75)% Open ended 865 (867)
Merrill Lynch (3.24)% 09/05/2019 3,656 (3,665)
Merrill Lynch (3.39)% 09/05/2019 2,980 (2,988)
Merrill Lynch (2.24)% 09/03/2019 5,138 (5,139)
Merrill Lynch (7.30)% Open ended ZAR 49,822 (3,295)
Merrill Lynch (2.85)% Open ended $ 1,605 (1,607)
Merrill Lynch (2.00)% Open ended 828 (828)
Merrill Lynch (2.75)% Open ended 725 (725)
Merrill Lynch (1.65)% 09/03/2019 31,211 (31,214)
Merrill Lynch (2.28)% 09/03/2019 13,840 (13,842)
Merrill Lynch (2.28)% 09/03/2019 1,960 (1,960)
Merrill Lynch (2.28)% 09/03/2019 22,711 (22,714)
Merrill Lynch (2.28)% 09/03/2019 10,226 (10,227)
Merrill Lynch (2.28)% 09/03/2019 7,416 (7,417)
Merrill Lynch (2.90)% Open ended HUF 418,191 (1,394)
Merrill Lynch (2.28)% 09/03/2019 $ 4,350 (4,351)
Merrill Lynch (2.28)% 09/03/2019 8,831 (8,832)
Merrill Lynch (2.28)% 09/03/2019 8,559 (8,560)
Merrill Lynch (2.28)% 09/03/2019 39,641 (39,646)
Merrill Lynch (2.28)% 09/03/2019 12,127 (12,129)
Merrill Lynch (2.28)% 09/03/2019 40,003 (40,008)
Merrill Lynch (2.28)% 09/03/2019 10,339 (10,340)
Merrill Lynch (2.28)% 09/03/2019 79,971 (79,981)
Merrill Lynch (2.28)% 09/03/2019 15,096 (15,098)
Merrill Lynch (2.28)% 09/03/2019 303 (303)
Merrill Lynch (2.28)% 09/03/2019 19,400 (19,402)
Merrill Lynch (2.10)% 09/03/2019 7,180 (7,181)
Merrill Lynch (2.85)% Open ended 592 (593)
Merrill Lynch (2.28)% 09/03/2019 24,127 (24,130)
Merrill Lynch (1.97)% 09/03/2019 10,331 (10,332)
Merrill Lynch (1.97)% 09/03/2019 5,717 (5,718)
Merrill Lynch (2.20)% 09/03/2019 2,016 (2,016)
Merrill Lynch (2.28)% 09/03/2019 36,990 (36,995)
Merrill Lynch (2.28)% 09/03/2019 27,365 (27,368)
Merrill Lynch (2.23)% 09/03/2019 33,143 (33,147)
Merrill Lynch (2.28)% 09/03/2019 20,015 (20,018)
Merrill Lynch (1.25)% 09/03/2019 24,991 (24,993)
Merrill Lynch (2.28)% 09/03/2019 14,316 (14,318)
Merrill Lynch (2.28)% 09/03/2019 22,320 (22,323)
Merrill Lynch (1.95)% 09/03/2019 9,751 (9,75 1 )
Total $ (654,09 8 )
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Goldman Sachs & Co Seritage Growth
Properties - A REIT
9,187 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 $ 398 $ — $ — $ (39)
Goldman Sachs & Co Seritage Growth
Properties - A REIT
8,683 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 412 — — (73)
Goldman Sachs & Co Seritage Growth
Properties - A REIT
9,664 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 439 — — (61)
Goldman Sachs & Co Seritage Growth
Properties - A REIT
11,497 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 493 — — (44)
Goldman Sachs & Co Seritage Growth
Properties - A REIT
10,347 Receive 1 Month USD
LIBOR + 0.70%
Expiration 06/03/2021 432 — — (28)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
148
Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/24/2020
92,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 03/25/2020 $ 4,881 $ — $ 183 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
91,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 5,008 — 181 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
21,500,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 1,218 — 13 —
Total $ — $ 377 $ (245)
Amounts in thousands except contracts

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
149
Short Sales Outstanding
INVESTMENT COMPANIES - (0.08)% Shares Value (000's)
Exchange-Traded Funds - (0.08)%
SPDR S&P Oil & Gas Exploration & Production
ETF
50,871 $ 1,097
TOTAL INVESTMENT COMPANIES (proceeds $1,599) $ 1,097
COMMON STOCKS - (14.61)% Shares Value (000's)
Advertising - (0.04)%
Omnicom Group Inc 7,000 532
Aerospace & Defense - (0.44)%
Arconic Inc 8,634 223
Boeing Co/The 4,427 1,612
General Dynamics Corp 6,131 1,173
IHI Corp 10,500 204
Kawasaki Heavy Industries Ltd 15,900 311
Northrop Grumman Corp 1,871 688
Raytheon Co 5,922 1,097
TransDigm Group Inc 1,038 559
$ 5,867
Agriculture - (0.14)%
Archer-Daniels-Midland Co 26,982 1,027
Bunge Ltd 14,100 753
$ 1,780
Airlines - (0.06)%
American Airlines Group Inc 9,451 249
Deutsche Lufthansa AG 24,172 373
Singapore Airlines Ltd 16,800 107
$ 729
Apparel - (0.05)%
Capri Holdings Ltd 7,814 206
Hanesbrands Inc 13,238 181
Under Armour Inc - Class C 9,574 162
$ 549
Automobile Manufacturers - (0.12)%
Bayerische Motoren Werke AG 7,063 472
Daimler AG 6,925 326
Nissan Motor Co Ltd 125,100 773
$ 1,571
Automobile Parts & Equipment - (0.15)%
Aptiv PLC 5,438 452
Cie Generale des Etablissements Michelin SCA 6,862 722
JTEKT Corp 3,100 34
NGK Insulators Ltd 12,800 171
Nokian Renkaat OYJ 11,233 308
Sumitomo Electric Industries Ltd 28,200 332
Toyoda Gosei Co Ltd 13,300 247
$ 2,266
Banks - (0.56)%
Bank of New York Mellon Corp/The 6,893 290
Bank of Queensland Ltd 9,913 61
BB&T Corp 3,657 174
Bendigo & Adelaide Bank Ltd 146,419 1,101
Canadian Imperial Bank of Commerce 4,200 325
Citizens Financial Group Inc 8,181 276
Commonwealth Bank of Australia 17,189 914
Credit Suisse Group AG 17,367 203
Fifth Third Bancorp 13,099 346
Goldman Sachs Group Inc/The 900 184
Huntington Bancshares Inc/OH 18,919 251
Morgan Stanley 33,690 1,398
National Bank of Canada 7,900 371
Nordea Bank Abp 66,870 418
Regions Financial Corp 17,777 260
UBS Group AG 35,354 375
Wells Fargo & Co 12,700 591
Zions Bancorp NA 3,097 127
$ 7,665
Beverages - (0.23)%
Brown-Forman Corp - B Shares 8,601 507
Coca-Cola Bottlers Japan Holdings Inc 48,700 1,058
Constellation Brands Inc 3,725 761
COMMON STOCKS (continued) Shares Value (000’s)
Beverages (continued)
Monster Beverage Corp 11,112 $ 652
$ 2,978
Biotechnology - (0.29)%
Alnylam Pharmaceuticals Inc 4,000 323
BeiGene Ltd ADR 1,200 172
BioMarin Pharmaceutical Inc 2,900 218
Corteva Inc 15,894 466
Exact Sciences Corp 1,600 191
Illumina Inc 3,120 878
Incyte Corp 4,638 379
Ionis Pharmaceuticals Inc 2,100 133
Nektar Therapeutics 8,498 149
Regeneron Pharmaceuticals Inc 395 115
Vertex Pharmaceuticals Inc 5,408 974
$ 3,998
Building Materials - (0.24)%
Cie de Saint-Gobain 17,078 616
CRH PLC 10,887 364
Fortune Brands Home & Security Inc 2,971 152
Imerys SA 15,643 639
James Hardie Industries PLC 21,204 322
Martin Marietta Materials Inc 1,327 337
Owens Corning 4,300 247
Vulcan Materials Co 2,807 396
$ 3,073
Chemicals - (0.74)%
Air Products & Chemicals Inc 4,069 919
Akzo Nobel NV 4,000 359
Albemarle Corp 2,248 139
BASF SE 2,124 141
Dow Inc 4,933 210
DuPont de Nemours Inc 2,233 152
Ecolab Inc 742 153
Hitachi Chemical Co Ltd 42,900 1,339
International Flavors & Fragrances Inc 9,266 1,017
JSR Corp 22,000 359
LANXESS AG 5,762 348
Linde PLC 1,100 208
LyondellBasell Industries NV 3,842 297
Mosaic Co/The 8,190 151
Novozymes A/S 20,059 855
PPG Industries Inc 5,015 556
Sherwin-Williams Co/The 1,958 1,031
Solvay SA 3,726 377
Taiyo Nippon Sanso Corp 21,800 432
Umicore SA 12,445 396
Westlake Chemical Corp 1,200 70
Yara International ASA 3,619 157
$ 9,666
Commercial Services - (0.17)%
Equifax Inc 973 142
ISS A/S 740 19
Nielsen Holdings PLC 7,548 157
PayPal Holdings Inc 6,711 732
Quanta Services Inc 3,097 105
Rollins Inc 6,951 228
Toppan Printing Co Ltd 59,700 951
$ 2,334
Computers - (0.16)%
Atos SE 5,887 445
Fortinet Inc 3,629 287
Fujitsu Ltd 9,900 763
Western Digital Corp 11,240 643
$ 2,138
Consumer Products - (0.02)%
Societe BIC SA 4,211 269

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
150
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Cosmetics & Personal Care - (0.10)%
Coty Inc 15,950 $ 152
Essity AB 35,493 1,109
Lion Corp 10,000 194
$ 1,455
Distribution & Wholesale - (0.02)%
Jardine Cycle & Carriage Ltd 13,000 289
Diversified Financial Services - (0.38)%
Cboe Global Markets Inc 2,371 283
Charles Schwab Corp/The 8,385 321
CME Group Inc 2,414 525
Credit Saison Co Ltd 86,100 957
E*TRADE Financial Corp 4,812 201
Raymond James Financial Inc 10,265 806
SBI Holdings Inc/Japan 39,500 789
St James's Place PLC 42,066 472
Tokyo Century Corp 19,700 793
$ 5,147
Electric - (1.46)%
AES Corp/VA 15,500 238
Alliant Energy Corp 5,041 264
Ameren Corp 5,217 402
American Electric Power Co Inc 10,480 955
CenterPoint Energy Inc 10,659 295
Chugoku Electric Power Co Inc/The 68,500 875
Consolidated Edison Inc 7,047 626
Dominion Energy Inc 17,044 1,323
DTE Energy Co 554 72
Duke Energy Corp 15,315 1,420
E.ON SE 60,295 561
Edison International 6,915 500
Entergy Corp 13,917 1,571
Evergy Inc 4,529 294
Eversource Energy 6,878 551
Exelon Corp 32,987 1,559
FirstEnergy Corp 11,280 519
Kyushu Electric Power Co Inc 52,200 515
NextEra Energy Inc 8,074 1,769
Pinnacle West Capital Corp 2,383 227
PPL Corp 14,781 437
Sempra Energy 9,471 1,341
Southern Co/The 22,081 1,286
SSE PLC 38,866 545
WEC Energy Group Inc 5,795 555
Xcel Energy Inc 10,924 702
$ 19,402
Electrical Components & Equipment - (0.01)%
Casio Computer Co Ltd 7,100 99
Electronics - (0.15)%
Agilent Technologies Inc 2,665 190
Allegion PLC 1,504 145
Arrow Electronics Inc 6,700 464
FLIR Systems Inc 1,585 78
Mettler-Toledo International Inc 430 282
Nippon Electric Glass Co Ltd 17,900 371
PerkinElmer Inc 2,367 196
Trimble Inc 9,900 371
$ 2,097
Engineering & Construction - (0.42)%
Ferrovial SA 79,243 2,256
Fluor Corp 1,000 18
Jacobs Engineering Group Inc 14,200 1,262
Japan Airport Terminal Co Ltd 30,900 1,230
JGC Corp 33,800 392
Skanska AB 27,292 512
$ 5,670
Entertainment - (0.02)%
Flutter Entertainment PLC 4,010 330
COMMON STOCKS (continued) Shares Value (000’s)
Environmental Control - (0.02)%
Pentair PLC 3,604 $ 129
Waste Management Inc 1,640 196
$ 325
Food - (0.45)%
Aeon Co Ltd 11,900 211
Conagra Brands Inc 6,500 184
Dairy Farm International Holdings Ltd 31,000 222
Hormel Foods Corp 9,430 402
Jardine Strategic Holdings Ltd 3,800 120
Kroger Co/The 39,600 938
Lamb Weston Holdings Inc 308 22
McCormick & Co Inc/MD 6,014 979
Mowi ASA 32,692 782
NH Foods Ltd 9,000 345
Ocado Group PLC 50,564 798
Tyson Foods Inc 7,705 717
Yamazaki Baking Co Ltd 15,200 264
$ 5,984
Food Service - (0.06)%
Sodexo SA 7,446 844
Forest Products & Paper - (0.01)%
Stora Enso Oyj 10,093 113
West Fraser Timber Co Ltd 500 18
$ 131
Gas - (0.19)%
Atmos Energy Corp 11,983 1,321
NiSource Inc 33,022 976
Toho Gas Co Ltd 1,800 70
$ 2,367
Hand & Machine Tools - (0.03)%
Disco Corp 800 145
Stanley Black & Decker Inc 2,496 332
$ 477
Healthcare - Products - (0.81)%
Abbott Laboratories 16,648 1,420
ABIOMED Inc 957 185
Align Technology Inc 1,698 311
Baxter International Inc 10,279 904
Becton Dickinson and Co 5,238 1,330
Boston Scientific Corp 29,536 1,262
Cooper Cos Inc/The 1,050 325
DENTSPLY SIRONA Inc 4,758 248
Edwards Lifesciences Corp 3,998 887
Hologic Inc 4,990 246
IDEXX Laboratories Inc 1,830 530
Intuitive Surgical Inc 2,374 1,214
Teleflex Inc 980 357
Terumo Corp 10,300 299
Thermo Fisher Scientific Inc 1,247 358
Varian Medical Systems Inc 1,931 205
Zimmer Biomet Holdings Inc 4,432 617
$ 10,698
Healthcare - Services - (0.21)%
Fresenius Medical Care AG & Co KGaA 5,778 389
HCA Healthcare Inc 7,240 870
IQVIA Holdings Inc 3,859 599
Laboratory Corp of America Holdings 1,286 215
Ramsay Health Care Ltd 1,126 50
Ryman Healthcare Ltd 34,352 282
WellCare Health Plans Inc 2,100 569
$ 2,974
Holding Companies - Diversified - (0.03)%
Jardine Matheson Holdings Ltd 8,200 446
Home Builders - (0.14)%
DR Horton Inc 7,848 388
Iida Group Holdings Co Ltd 41,100 639
Lennar Corp - A Shares 12,600 643
PulteGroup Inc 5,837 197
$ 1,867

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
151
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Home Furnishings - (0.11)%
Electrolux AB 16,905 $ 378
Leggett & Platt Inc 2,789 104
Panasonic Corp 79,900 615
Sharp Corp/Japan 21,600 222
$ 1,319
Housewares - (0.01)%
Newell Brands Inc 8,130 135
Insurance - (0.57)%
Aflac Inc 8,000 401
Ageas 5,653 303
American International Group Inc 1,300 68
Aon PLC 4,167 812
Chubb Ltd 5,100 797
Great-West Lifeco Inc 21,200 452
Lincoln National Corp 3,511 186
Marsh & McLennan Cos Inc 879 88
MetLife Inc 14,932 661
Prudential Financial Inc 5,900 473
Reinsurance Group of America Inc 6,300 970
Swiss Life Holding AG 1,963 933
Swiss Re AG 10,881 1,050
Unum Group 4,284 109
WR Berkley Corp 5,500 392
$ 7,695
Internet - (0.38)%
Booking Holdings Inc 219 431
CyberAgent Inc 16,900 761
Expedia Group Inc 3,309 431
Iliad SA 1,260 132
Kakaku.com Inc 5,500 138
Netflix Inc 3,087 906
Okta Inc 1,100 139
Rakuten Inc 31,500 296
Shopify Inc 1,300 501
Symantec Corp 13,372 311
TripAdvisor Inc 2,929 111
Twitter Inc 16,317 696
Wayfair Inc 100 11
Zillow Group Inc - C Shares 9,700 334
$ 5,198
Investment Companies - (0.06)%
Pargesa Holding SA 10,227 749
Iron & Steel - (0.11)%
Fortescue Metals Group Ltd 5,257 28
Hitachi Metals Ltd 101,700 1,093
voestalpine AG 17,409 401
$ 1,522
Leisure Products & Services - (0.20)%
Carnival Corp 37,167 1,639
Flight Centre Travel Group Ltd 7,153 224
Harley-Davidson Inc 13,742 438
Norwegian Cruise Line Holdings Ltd 818 42
Royal Caribbean Cruises Ltd 4,457 465
$ 2,808
Lodging - (0.24)%
City Developments Ltd 83,200 574
MGM Resorts International 48,572 1,362
Whitbread PLC 9,316 497
Wynn Resorts Ltd 7,468 823
$ 3,256
Machinery - Diversified - (0.43)%
ANDRITZ AG 22,752 801
CNH Industrial NV 60,489 624
Daifuku Co Ltd 2,300 108
Deere & Co 13,384 2,073
Flowserve Corp 2,777 119
GEA Group AG 4,657 126
Wabtec Corp 15,665 1,084
Xylem Inc/NY 3,822 293
COMMON STOCKS (continued) Shares Value (000’s)
Machinery - Diversified (continued)
Yaskawa Electric Corp 15,400 $ 516
$ 5,744
Media - (0.31)%
Bollore SA 180,553 767
DISH Network Corp 33,835 1,135
Liberty Broadband Corp - C Shares 10,100 1,065
News Corp - A Shares 59,949 825
Pearson PLC 40,182 407
Schibsted ASA - B Shares 1,018 29
$ 4,228
Metal Fabrication & Hardware - (0.07)%
MISUMI Group Inc 40,800 923
Mining - (0.28)%
Anglo American PLC 7,649 166
Barrick Gold Corp 73,900 1,433
Boliden AB 3,957 88
First Quantum Minerals Ltd 17,000 104
Freeport-McMoRan Inc 30,799 283
Fresnillo PLC 58,504 526
Mitsubishi Materials Corp 18,900 458
Newmont Goldcorp Corp 17,405 694
$ 3,752
Miscellaneous Manufacturers - (0.20)%
Alstom SA 15,669 670
AO Smith Corp 3,507 163
General Electric Co 142,138 1,173
Knorr-Bremse AG 2,165 203
Smiths Group PLC 18,561 378
$ 2,587
Office & Business Equipment - (0.09)%
Ricoh Co Ltd 80,800 747
Seiko Epson Corp 26,800 356
$ 1,103
Oil & Gas - (0.43)%
Chesapeake Energy Corp 76,021 109
Cimarex Energy Co 2,153 92
Concho Resources Inc 9,857 721
Diamondback Energy Inc 3,480 341
EOG Resources Inc 12,243 908
Exxon Mobil Corp 14,053 962
Hess Corp 10,759 678
Noble Energy Inc 10,252 231
Oil Search Ltd 56,059 250
Phillips 66 9,265 914
Pioneer Natural Resources Co 2,945 363
$ 5,569
Oil & Gas Services - (0.18)%
Halliburton Co 18,551 349
John Wood Group PLC 77,442 357
National Oilwell Varco Inc 8,191 167
Schlumberger Ltd 29,377 953
TechnipFMC PLC 19,600 487
$ 2,313
Packaging & Containers - (0.02)%
Crown Holdings Inc 4,400 290
Pharmaceuticals - (0.17)%
Alfresa Holdings Corp 12,900 292
Bayer AG 5,845 434
Daiichi Sankyo Co Ltd 7,900 521
Mitsubishi Tanabe Pharma Corp 29,800 329
Mylan NV 10,949 213
Novartis AG 603 54
Orion Oyj 1,991 74
Pfizer Inc 11,407 406
Takeda Pharmaceutical Co Ltd 1,600 54
$ 2,377

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
152
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Pipelines - (0.31)%
AltaGas Ltd 24,300 $ 330
Cheniere Energy Inc 9,100 543
Enbridge Inc 400 13
Inter Pipeline Ltd 1,400 26
Kinder Morgan Inc/DE 66,800 1,354
ONEOK Inc 8,765 625
Targa Resources Corp 18,500 668
Williams Cos Inc/The 25,704 607
$ 4,166
Real Estate - (0.18)%
Aroundtown SA 86,771 722
CBRE Group Inc 6,465 338
Deutsche Wohnen SE 3,928 139
Hysan Development Co Ltd 79,000 319
Swiss Prime Site AG 3,580 357
Tokyu Fudosan Holdings Corp 79,100 490
$ 2,365
REITs - (0.31)%
American Tower Corp 1,617 372
Crown Castle International Corp 7,854 1,140
Digital Realty Trust Inc 3,706 458
Equinix Inc 1,028 572
First Capital Realty Inc 32,200 536
Iron Mountain Inc 6,093 194
Kimco Realty Corp 387 7
Regency Centers Corp 1,379 89
SBA Communications Corp 1,902 499
Simon Property Group Inc 2,023 301
Weyerhaeuser Co 3,885 102
$ 4,270
Retail - (0.45)%
Canadian Tire Corp Ltd 6,400 646
CarMax Inc 9,200 766
Gap Inc/The 6,682 106
Genuine Parts Co 10,869 981
Isetan Mitsukoshi Holdings Ltd 14,500 110
J Front Retailing Co Ltd 75,700 856
L Brands Inc 4,923 81
Macy's Inc 5,957 88
Marui Group Co Ltd 1,300 26
O'Reilly Automotive Inc 1,456 559
Pan Pacific International Holdings Corp 34,400 538
Ryohin Keikaku Co Ltd 10,000 172
Shimamura Co Ltd 3,000 234
Tiffany & Co 795 67
Yamada Denki Co Ltd 158,200 744
$ 5,974
Semiconductors - (0.43)%
Advanced Micro Devices Inc 27,987 880
Broadcom Inc 3,312 936
IPG Photonics Corp 1,128 140
KLA Corp 3,436 508
Marvell Technology Group Ltd 31,500 755
Maxim Integrated Products Inc 3,083 168
Microchip Technology Inc 5,112 441
Micron Technology Inc 6,738 305
NVIDIA Corp 7,623 1,277
Skyworks Solutions Inc 3,299 248
Texas Instruments Inc 381 47
$ 5,705
Shipbuilding - (0.01)%
Huntington Ingalls Industries Inc 878 184
Software - (0.39)%
Adobe Inc 2,502 712
Akamai Technologies Inc 3,468 309
ANSYS Inc 1,340 277
Autodesk Inc 4,192 599
BlackBerry Ltd 2,600 18
Cerner Corp 6,933 478
COMMON STOCKS (continued) Shares Value (000’s)
Software (continued)
Citrix Systems Inc 1,433 $ 133
Jack Henry & Associates Inc 1,638 237
Micro Focus International PLC 13,679 187
MongoDB Inc 2,600 396
Nexon Co Ltd 2,800 38
PTC Inc 4,700 308
salesforce.com Inc 3,392 529
SS&C Technologies Holdings Inc 1,500 70
Take-Two Interactive Software Inc 2,400 317
Twilio Inc 5,100 665
Worldline SA/France 1,488 103
$ 5,376
Telecommunications - (0.21)%
Corning Inc 23,898 665
Nippon Telegraph & Telephone Corp 7,900 379
Nokia OYJ 212,024 1,049
Orange SA 18,205 277
Swisscom AG 1,144 573
$ 2,943
Toys, Games & Hobbies - (0.02)%
Hasbro Inc 2,621 290
Transportation - (0.42)%
AP Moller - Maersk A/S - B 585 623
FedEx Corp 9,690 1,537
Getlink SE 57,003 802
JB Hunt Transport Services Inc 2,266 245
Keio Corp 3,900 244
Kintetsu Group Holdings Co Ltd 11,100 552
Knight-Swift Transportation Holdings Inc 11,400 389
Mitsui OSK Lines Ltd 20,300 477
Nagoya Railroad Co Ltd 13,800 411
Odakyu Electric Railway Co Ltd 11,500 261
$ 5,541
Water - (0.10)%
American Water Works Co Inc 3,835 488
Suez 40,416 627
United Utilities Group PLC 11,430 113
$ 1,228
TOTAL COMMON STOCKS (proceeds $199,876) $ 195,627
BONDS - (2.81)%
Principal
Amount (000's) Value (000's)
Chemicals - (0.18)%
Huntsman International LLC
4.50%, 05/01/2029 $ 2,207 $ 2,351
Commercial Services - (0.05)%
Refinitiv US Holdings Inc
8.25%, 11/15/2026 652 733
Electric - (0.51)%
Comision Federal de Electricidad
6.13%, 06/16/2045 6,000 6,870
Media - (0.39)%
AMC Networks Inc
4.75%, 08/01/2025 2,328 2,377
Diamond Sports Group LLC / Diamond Sports
Finance Co
6.63%, 08/15/2027 2,626 2,751
$ 5,128
Packaging & Containers - (0.09)%
Plastipak Holdings Inc
6.25%, 10/15/2025 1,370 1,247
Real Estate - (0.03)%
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023 434 376

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2019
See accompanying notes.
153
Short Sales Outstanding
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - (0.11)%
CBL & Associates LP
5.25%, 12/01/2023 $ 1,566 $ 994
5.95%, 12/15/2026 836 548
$ 1,542
Retail - (0.07)%
Staples Inc
10.75%, 04/15/2027 870 879
Software - (0.09)%
Rackspace Hosting Inc
8.63%, 11/15/2024 1,300 1,193
Sovereign - (1.29)%
Argentine Republic Government International
Bond
6.88%, 01/11/2048 2,758 1,045
7.13%, 06/28/2117 6,362 2,418
7.50%, 04/22/2026 8,520 3,280
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 4,949 5,149
5.88%, 06/22/2030 4,318 4,748
Turkey Government International Bond
11.88%, 01/15/2030 497 664
$ 17,304
Telecommunications - 0.00%
Frontier Communications Corp
10.50%, 09/15/2022 104 54
TOTAL BONDS (proceeds $41,734) $ 37,677
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (32.02)%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (2.43)%
3.00%, 10/01/2046 $ 23,137 $ 23,577
3.00%, 11/01/2048 8,816 8,976
$ 32,553
U.S. Treasury - (28.63)%
1.50%, 08/15/2022 61,730 61,853
1.63%, 06/30/2021 51,150 51,212
1.75%, 07/31/2021 30,674 30,800
1.75%, 06/15/2022 16,779 16,924
1.75%, 06/30/2024 28,230 28,681
1.88%, 08/31/2024 51,907 53,055
2.00%, 12/31/2021 38,885 39,331
2.00%, 07/31/2022 24,963 25,367
2.38%, 05/15/2027 19,413 20,699
2.38%, 05/15/2029 26,775 28,855
2.63%, 02/15/2029 1,142 1,254
2.88%, 11/30/2025 22,172 24,049
3.38%, 11/15/2048 975 1,282
$ 383,362
U.S. Treasury Inflation-Indexed Obligations - (0.96)%
0.25%, 07/15/2029 1,766 1,819
0.88%, 01/15/2029 10,083 10,923
$ 12,742
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $419,110) $ 428,657
TOTAL SHORT SALES (proceeds $662,319) $ 663,058

Schedule of Investments
Global Opportunities Fund
August 31, 2019
See accompanying notes.
154
INVESTMENT COMPANIES - 0.98% Shares Held Value (000's)
Money Market Funds - 0.98%
BlackRock Liquidity FedFund 2.01%
(a),(b)
128,381 $ 128
Principal Government Money Market Fund
1.97%
(a),(c)
27,660 28
$ 156
TOTAL INVESTMENT COMPANIES $ 156
COMMON STOCKS - 94.47% Shares Held Value (000's)
Aerospace & Defense - 0.95%
Boeing Co/The 415 151
Agriculture - 1.12%
Philip Morris International Inc 2,459 177
Apparel - 3.00%
Capri Holdings Ltd
( d)
4,591 121
Feng TAY Enterprise Co Ltd 13,700 89
Fila Korea Ltd 2,592 123
Yue Yuen Industrial Holdings Ltd 56,000 143
$ 476
Automobile Manufacturers - 3.10%
Ferrari NV 1,032 163
Kia Motors Corp 3,823 138
Toyota Motor Corp 2,900 190
$ 491
Banks - 5.33%
Banco Comercial Portugues SA 566,184 120
Bank Leumi Le-Israel BM 24,380 166
IBERIABANK Corp 2,410 166
ICICI Bank Ltd ADR 15,641 176
Synovus Financial Corp 6,096 217
$ 845
Beverages - 0.62%
Coca-Cola HBC AG
( d)
2,953 98
Commercial Services - 1.24%
PayPal Holdings Inc
( d)
1,800 196
Computers - 1.99%
CyberArk Software Ltd
( d)
1,612 181
Lenovo Group Ltd 204,000 134
$ 315
Cosmetics & Personal Care - 2.00%
Colgate-Palmolive Co 4,289 318
Diversified Financial Services - 3.03%
AerCap Holdings NV
( d)
351 19
LPL Financial Holdings Inc 1,947 146
Mastercard Inc 1,125 316
$ 481
Electric - 2.06%
American Electric Power Co Inc 1,787 163
Iberdrola SA 15,841 163
$ 326
Electrical Components & Equipment - 2.46%
AMETEK Inc 2,759 237
Delta Electronics Inc 33,000 154
$ 391
Electronics - 1.30%
Honeywell International Inc 1,258 207
Energy - Alternate Sources - 1.07%
Vestas Wind Systems A/S 2,294 169
Engineering & Construction - 2.09%
ACS Actividades de Construccion y Servicios SA 4,424 167
Vinci SA 1,497 164
$ 331
Environmental Control - 0.99%
Waste Management Inc 1,314 157
Food - 2.67%
Nestle SA 2,635 296
WH Group Ltd
( e)
159,500 128
$ 424
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 3.96%
Danaher Corp 1,657 $ 236
Sonova Holding AG 703 163
Thermo Fisher Scientific Inc 799 229
$ 628
Healthcare - Services - 3.57%
ICON PLC
( d)
1,328 204
Lonza Group AG
( d)
470 167
Syneos Health Inc
( d)
3,709 195
$ 566
Home Furnishings - 0.65%
Sony Corp 1,800 103
Insurance - 5.58%
Athene Holding Ltd
( d)
4,322 168
Fairfax Financial Holdings Ltd 300 134
Legal & General Group PLC 54,479 146
NN Group NV 3,869 130
Ping An Insurance Group Co of China Ltd 16,000 183
Prudential Financial Inc 1,550 124
$ 885
Internet - 8.63%
Alphabet Inc - A Shares
( d)
350 417
Amazon.com Inc
( d)
86 153
eBay Inc 3,844 155
Facebook Inc
( d)
2,037 378
Tencent Holdings Ltd 3,400 140
Uber Technologies Inc
( d),(f)
3,877 126
$ 1,369
Media - 2.52%
Altice USA Inc
( d)
5,537 160
Comcast Corp - Class A 5,428 240
$ 400
Mining - 1.16%
MMC Norilsk Nickel PJSC ADR 7,519 184
Oil & Gas - 6.24%
BP PLC 33,317 203
ConocoPhillips 4,878 254
LUKOIL PJSC ADR 1,457 117
Marathon Petroleum Corp 3,469 171
Petrobras Distribuidora SA 15,900 110
Petroleo Brasileiro SA 19,800 134
$ 989
Pharmaceuticals - 5.21%
Merck & Co Inc 2,753 238
Merck KGaA 1,525 163
Novartis AG 1,973 178
Roche Holding AG 908 248
$ 827
Pipelines - 1.13%
TC Energy Corp 3,500 179
Private Equity - 2.57%
3i Group PLC 15,821 212
Brookfield Asset Management Inc 3,800 196
$ 408
Real Estate - 1.53%
CK Asset Holdings Ltd 14,000 95
Sun Hung Kai Properties Ltd 10,500 148
$ 243
REITs - 2.28%
Equity LifeStyle Properties Inc 1,489 201
Liberty Property Trust 3,069 160
$ 361
Retail - 3.76%
Alimentation Couche-Tard Inc 3,200 201
O'Reilly Automotive Inc
( d)
521 200
TJX Cos Inc/The 3,549 195
$ 596

Schedule of Investments
Global Opportunities Fund
August 31, 2019
See accompanying notes.
155
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2.76%
Realtek Semiconductor Corp 16,000 $ 110
Samsung Electronics Co Ltd 4,214 153
Taiwan Semiconductor Manufacturing Co Ltd
ADR
4,102 175
$ 438
Software - 3.06%
Microsoft Corp 3,518 485
Telecommunications - 4.12%
China Mobile Ltd 17,500 145
Nice Ltd ADR
(d)
1,485 228
SoftBank Group Corp 2,800 127
Telefonaktiebolaget LM Ericsson 19,727 154
$ 654
Toys, Games & Hobbies - 0.72%
Nintendo Co Ltd 300 114
TOTAL COMMON STOCKS $ 14,982
Total Investments $ 15,138
Other Assets and Liabilities -  4.55% 721
TOTAL NET ASSETS - 100.00% $ 15,859
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $128 or
0.81% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $128 or 0.81% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Country Percent
United States 43.65%
Switzerland 7.24%
Canada 4.48%
United Kingdom 4.30%
Hong Kong 4.15%
Israel 3.63%
Japan 3.37%
Taiwan, Province Of China 3.32%
China 2.88%
Korea, Republic Of 2.62%
Spain 2.08%
Russian Federation 1.90%
Brazil 1.54%
Ireland 1.41%
India 1.11%
Denmark 1.07%
Bermuda 1.06%
France 1.04%
Germany 1.03%
Italy 1.03%
Sweden 0.97%
Netherlands 0.82%
Portugal 0.75%
Other Assets and Liabilities
4.55%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 13,829 $ 57,040 $ 70,841 $ 28
$ 13,829 $ 57,040 $ 70,841 $ 28
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 44 $ — $ — $ —
$ 44 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Small Company Fund
August 31, 2019
See accompanying notes.
156
INVESTMENT COMPANIES - 4.50% Shares Held Value (000's)
Money Market Funds - 4.50%
BlackRock Liquidity FedFund 2.01%
(a),(b)
10,733,462 $ 10,733
Principal Government Money Market Fund
1.97%
(a),(b),(c)
29,545,598 29,546
$ 40,279
TOTAL INVESTMENT COMPANIES $ 40,279
COMMON STOCKS - 97.45% Shares Held Value (000's)
Advertising - 0.96%
JCDecaux SA 141,265 3,781
Stroeer SE & Co KGaA 63,889 4,780
$ 8,561
Aerospace & Defense - 1.07%
CAE Inc 175,500 4,594
Meggitt PLC 667,317 5,036
$ 9,630
Airlines - 1.01%
Air Canada
( d)
179,100 6,020
Wizz Air Holdings Plc
( d),(e)
68,447 3,001
$ 9,021
Apparel - 1.64%
boohoo Group PLC
( d)
1,692,837 4,995
Moncler SpA 66,995 2,521
Puma SE 67,390 5,126
Yue Yuen Industrial Holdings Ltd 815,000 2,083
$ 14,725
Automobile Manufacturers - 0.21%
Isuzu Motors Ltd 171,700 1,844
Automobile Parts & Equipment - 1.92%
Georg Fischer AG 4,848 3,985
Keihin Corp 164,800 2,246
Rheinmetall AG 70,299 8,314
Toyoda Gosei Co Ltd 144,700 2,687
$ 17,232
Banks - 3.96%
77 Bank Ltd/The 103,800 1,351
Banco Comercial Portugues SA 16,129,572 3,424
BAWAG Group AG
( d),(e)
72,558 2,755
Cembra Money Bank AG 43,325 4,408
Israel Discount Bank Ltd 1,770,176 7,367
Mediobanca Banca di Credito Finanziario SpA 602,295 5,986
Mizrahi Tefahot Bank Ltd 285,278 6,572
Paragon Banking Group PLC 669,136 3,561
$ 35,424
Beverages - 1.12%
Carlsberg A/S 14,428 2,131
Royal Unibrew A/S 90,929 7,881
$ 10,012
Biotechnology - 0.47%
Abcam PLC 297,586 4,193
Building Materials - 1.06%
Buzzi Unicem SpA 304,027 6,404
Ibstock PLC
( e)
701,329 1,833
Nichiha Corp 50,400 1,278
$ 9,515
Chemicals - 2.61%
Denka Co Ltd 206,700 5,382
DIC Corp 162,800 4,296
Koninklijke DSM NV 20,019 2,490
Lintec Corp 113,700 2,203
Sumitomo Bakelite Co Ltd 120,600 4,300
Zeon Corp 404,900 4,711
$ 23,382
Commercial Services - 2.94%
Kanamoto Co Ltd 113,200 2,925
Keywords Studios PLC 133,558 2,587
Loomis AB 168,954 5,728
Nishio Rent All Co Ltd 73,900 1,943
QinetiQ Group PLC 939,385 3,312
Rentokil Initial PLC 1,324,120 7,275
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Sixt SE
( f)
26,782 $ 2,577
$ 26,347
Computers - 3.70%
Appen Ltd 162,727 2,835
Bechtle AG 57,561 5,729
Computacenter PLC 122,294 1,987
CyberArk Software Ltd
( d)
37,028 4,160
Indra Sistemas SA
( d)
361,789 2,851
Logitech International SA 61,541 2,506
MCJ Co Ltd 222,800 1,415
NEC Corp 67,800 2,902
S&T AG 158,130 3,326
Softcat PLC 206,305 2,620
Teleperformance 12,939 2,826
$ 33,157
Distribution & Wholesale - 1.68%
Inchcape PLC 699,083 4,927
Rexel SA 487,044 5,166
Seven Group Holdings Ltd
( f)
442,852 4,954
$ 15,047
Diversified Financial Services - 3.36%
Aruhi Corp
( f)
116,500 2,123
Burford Capital Ltd 293,022 2,510
Euronext NV
( e)
91,633 7,194
Man Group PLC/Jersey 927,993 1,884
Mebuki Financial Group Inc 1,528,110 3,405
Mitsubishi UFJ Lease & Finance Co Ltd 804,600 4,340
SBI Holdings Inc/Japan 177,200 3,538
Zenkoku Hosho Co Ltd 133,000 5,057
$ 30,051
Electric - 2.07%
Capital Power Corp 250,900 5,753
Chubu Electric Power Co Inc 118,500 1,746
Hera SpA 1,514,355 6,046
Iren SpA 1,823,151 4,957
$ 18,502
Electrical Components & Equipment - 0.75%
Signify NV
( e)
228,357 6,682
Electronics - 0.97%
Halma PLC 89,347 2,143
Hitachi High-Technologies Corp 81,000 4,366
Mycronic AB
( f)
179,466 2,192
$ 8,701
Energy - Alternate Sources - 0.23%
Vestas Wind Systems A/S 27,585 2,029
Engineering & Construction - 3.26%
ACS Actividades de Construccion y Servicios SA 51,324 1,942
Badger Daylighting Ltd
( f)
69,600 2,205
Downer EDI Ltd 1,140,008 5,914
Hazama Ando Corp 431,000 2,874
Kajima Corp 272,600 3,314
KAWADA TECHNOLOGIES Inc 24,400 1,475
Kyowa Exeo Corp 263,800 6,347
Maeda Corp 420,400 3,389
SPIE SA 27,102 492
Yokogawa Bridge Holdings Corp 84,600 1,210
$ 29,162
Entertainment - 2.85%
Cineworld Group PLC 1,528,144 4,078
Entertainment One Ltd 531,675 3,790
GVC Holdings PLC 558,057 4,282
Sega Sammy Holdings Inc 378,000 5,180
Stars Group Inc/ The
( d)
213,700 3,247
Tokyotokeiba Co Ltd 50,700 1,511
William Hill PLC 1,570,034 3,411
$ 25,499

Schedule of Investments
International Small Company Fund
August 31, 2019
See accompanying notes.
157
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 4.19%
AAK AB 185,530 $ 3,696
Empire Co Ltd 246,900 6,811
Greencore Group PLC 1,198,591 3,074
Morinaga Milk Industry Co Ltd 169,900 7,017
NH Foods Ltd 115,600 4,437
Nichirei Corp 129,600 2,975
Sonae SGPS SA 2,765,557 2,510
SSP Group Plc 660,468 5,695
WH Group Ltd
( e)
1,655,500 1,327
$ 37,542
Food Service - 0.42%
Autogrill SpA 387,139 3,729
Forest Products & Paper - 1.11%
Interfor Corp
( d)
224,600 2,254
Sumitomo Forestry Co Ltd 448,300 5,486
UPM- Kymmene Oyj 82,227 2,222
$ 9,962
Gas - 0.73%
Rubis SCA 112,369 6,500
Hand & Machine Tools - 0.36%
Rhi Magnesita NV 59,610 3,211
Healthcare - Products - 1.48%
Carl Zeiss Meditec AG 51,044 5,899
Elekta AB 387,303 4,933
Sartorius Stedim Biotech 15,448 2,391
$ 13,223
Healthcare - Services - 2.13%
Evotec SE
( d)
126,434 2,807
ICON PLC
( d)
39,441 6,082
Korian SA 97,658 3,897
Orpea 49,622 6,262
$ 19,048
Insurance - 2.26%
ASR Nederland NV 222,164 7,768
Direct Line Insurance Group PLC 1,243,260 4,290
Phoenix Group Holdings PLC 653,575 5,151
Swiss Life Holding AG 6,325 3,008
$ 20,217
Internet - 0.94%
LAC Co Ltd
( f)
134,500 1,730
Scout24 AG
( e)
114,005 6,732
$ 8,462
Lodging - 0.48%
Melco International Development Ltd 1,937,000 4,311
Machinery - Diversified - 4.61%
ATS Automation Tooling Systems Inc
( d)
189,300 2,612
Bucher Industries AG 16,488 4,888
Deutz AG 381,605 2,228
Ebara Corp 211,400 5,007
Husqvarna AB 691,440 5,367
Makino Milling Machine Co Ltd 98,800 3,995
Metso OYJ 162,922 6,115
Okuma Holdings Inc 31,000 1,513
Sumitomo Heavy Industries Ltd 192,100 5,512
Toromont Industries Ltd 85,304 4,086
$ 41,323
Media - 1.57%
Nine Entertainment Co Holdings Ltd 3,889,264 5,203
ProSiebenSat.1 Media SE 363,311 4,787
Tokyo Broadcasting System Holdings Inc 257,100 4,106
$ 14,096
Mining - 2.91%
Detour Gold Corp
( d)
223,090 3,996
Hudbay Minerals Inc 447,927 1,504
KAZ Minerals PLC 84,774 416
Kirkland Lake Gold Ltd 133,701 6,501
Lundin Mining Corp 1,070,700 5,107
Northern Star Resources Ltd 640,781 5,157
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Saracen Mineral Holdings Ltd
( d)
1,382,860 $ 3,408
$ 26,089
Miscellaneous Manufacturers - 0.39%
Vesuvius PLC 623,349 3,536
Office & Business Equipment - 0.25%
Canon Marketing Japan Inc 109,100 2,220
Oil & Gas - 3.38%
Aker BP ASA 73,325 1,937
Beach Energy Ltd 3,952,107 6,501
DCC PLC 52,611 4,484
DNO ASA 1,984,960 2,615
Enerplus Corp 649,800 4,251
International Petroleum Corp/ Sweden
( d)
325,215 1,105
Parex Resources Inc
( d)
334,267 5,119
Premier Oil PLC
( d),(f)
2,907,917 2,866
Tamarack Valley Energy Ltd
( d)
468,000 661
TORC Oil & Gas Ltd
( f)
291,900 726
$ 30,265
Packaging & Containers - 0.71%
DS Smith PLC 1,542,512 6,407
Pharmaceuticals - 3.88%
Almirall SA 89,422 1,704
Amplifon SpA 257,017 6,616
Clinigen Group Plc 185,205 2,008
Hikma Pharmaceuticals PLC 254,166 6,256
Nippon Shinyaku Co Ltd 83,700 6,866
Sawai Pharmaceutical Co Ltd 119,000 6,311
Ship Healthcare Holdings Inc 65,000 3,001
Towa Pharmaceutical Co Ltd 87,800 2,010
$ 34,772
Pipelines - 0.27%
Keyera Corp 102,100 2,464
Private Equity - 1.00%
Intermediate Capital Group PLC 420,841 6,872
Jafco Co Ltd 59,100 2,067
$ 8,939
Real Estate - 4.40%
CA Immobilien Anlagen AG 67,188 2,378
Castellum AB 377,278 8,055
Entra ASA
( e)
137,282 2,066
Hysan Development Co Ltd 998,000 4,035
LEG Immobilien AG 63,670 7,486
PSP Swiss Property AG 59,079 7,864
TLG Immobilien AG 66,789 2,005
UOL Group Ltd 1,039,000 5,494
$ 39,383
REITs - 8.91%
Allied Properties Real Estate Investment Trust 101,859 4,016
Canadian Apartment Properties REIT 76,100 3,061
Charter Hall Group 880,107 7,491
Covivio 56,215 5,982
Dream Global Real Estate Investment Trust 197,100 2,147
H&R Real Estate Investment Trust 228,100 3,877
ICADE 52,499 4,643
Inmobiliaria Colonial Socimi SA 274,443 3,170
Invincible Investment Corp 10,001 5,966
Japan Hotel REIT Investment Corp 6,608 5,087
Kenedix Office Investment Corp 879 6,726
Kenedix Residential Next Investment Corp 2,318 4,423
Mapletree Commercial Trust 5,088,558 8,357
Mapletree North Asia Commercial Trust 3,321,400 3,156
MCUBS MidCity Investment Corp 4,016 4,199
Merlin Properties Socimi SA 420,216 5,623
Northview Apartment Real Estate Investment
Trust
82,700 1,839
$ 79,763

Schedule of Investments
International Small Company Fund
August 31, 2019
See accompanying notes.
158
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 5.40%
B&M European Value Retail SA 1,206,061 $ 5,266
CECONOMY AG
( d)
360,548 1,849
Grafton Group PLC 392,174 3,596
J Front Retailing Co Ltd
( f)
407,700 4,610
JD Sports Fashion PLC 808,501 6,094
Komeri Co Ltd 110,600 2,266
Matsumotokiyoshi Holdings Co Ltd 162,600 6,028
Saizeriya Co Ltd 119,400 2,959
Super Retail Group Ltd 499,174 3,146
Sushiro Global Holdings Ltd 75,100 4,737
Tsuruha Holdings Inc 44,600 4,862
Valora Holding AG
( d)
10,588 2,996
$ 48,409
Semiconductors - 0.89%
ASM International NV 95,049 7,998
Software - 2.07%
CompuGroup Medical SE 26,680 1,523
Descartes Systems Group Inc/ The
( d)
87,400 3,100
Kinaxis Inc
( d)
42,100 2,453
NSD Co Ltd 25,800 766
Open Text Corp 71,700 2,805
TIS Inc 134,900 7,896
$ 18,543
Telecommunications - 1.70%
Bezeq The Israeli Telecommunication Corp Ltd 4,969,715 3,122
Proximus SADP 202,206 5,980
Spark New Zealand Ltd 2,195,132 6,111
$ 15,213
Transportation - 3.17%
ComfortDelGro Corp Ltd 3,173,500 5,598
Kamigumi Co Ltd 265,700 6,222
National Express Group PLC 910,337 4,706
Sankyu Inc 124,900 6,313
TFI International Inc 189,700 5,521
$ 28,360
TOTAL COMMON STOCKS $ 872,701
Total Investments $ 912,980
Other Assets and Liabilities -  (1.95)% (17,443)
TOTAL NET ASSETS - 100.00% $ 895,537
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,984 or 2.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $31,590 or 3.53% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Country Percent
Japan 25.31%
United Kingdom 11.67%
Canada 11.33%
Germany 6.91%
Australia 4.98%
United States 4.78%
France 4.70%
Italy 4.06%
Switzerland 3.64%
Netherlands 3.59%
Sweden 3.34%
Singapore 2.52%
Israel 2.37%
Ireland 2.21%
Spain 1.71%
Denmark 1.35%
Austria 1.31%
Hong Kong 1.31%
Finland 0.93%
Norway 0.74%
Jordan 0.70%
New Zealand 0.68%
Belgium 0.67%
Portugal 0.66%
Isle of Man 0.48%
Other Assets and Liabilities
(1.95)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 13,053 $ 294,430 $ 277,937 $ 29,546
$ 13,053 $ 294,430 $ 277,937 $ 29,546
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 3 37 $ — $ — $ —
$ 3 37 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2019
See accompanying notes.
159
INVESTMENT COMPANIES - 1.60% Shares Held Value (000's)
Exchange-Traded Funds - 1.60%
SPDR Nuveen S&P High Yield Municipal Bond
ETF
1,040 $ 62
VanEck Vectors High-Yield Municipal Index ETF 32,200 2,090
VanEck Vectors Short High-Yield Municipal
Index ETF
1,000 25
$ 2,177
TOTAL INVESTMENT COMPANIES $ 2,177
MUNICIPAL BONDS - 103.19%
Principal
Amount (000's) Value (000's)
Alabama - 4.00%
Lower Alabama Gas District/The
5.00%, 09 /01/2034 $ 1,500 $ 1,995
Tuscaloosa County Industrial Development
Authority
4.50%, 05 /01/2032
(a)
1,000 1,137
5.25%, 05 /01/2044
(a)
2,000 2,309
$ 5,441
Arizona - 5.61%
Arizona Industrial Development Authority
5.00%, 01 /01/2049
(a)
1,000 1,055
7.25%, 01 /01/2054
(a)
1,000 1,049
Navajo Nation
5.50%, 12 /01/2030
(a)
2,500 2,867
Salt Verde Financial Corp
5.00%, 12 /01/2032 2,000 2,655
$ 7,626
Arkansas - 1.97%
Arkansas Development Finance Authority
4.50%, 09 /01/2049
(a)
2,000 2,171
City of Heber Springs AR Water & Sewer
Revenue ( credit support from BAM )
3.00%, 11 /01/2039
(b)
110 110
3.00%, 11 /01/2044
(b)
400 401
$ 2,682
California - 3.87%
Abag Finance Authority for Nonprofit Corps
5.00%, 08 /01/2043 500 563
California Statewide Communities Development
Authority
5.25%, 12 /01/2048
(a)
1,000 1,178
California Statewide Communities Development
Authority ( credit support from GNMA COLL )
4.90%, 07 /20/2039
(b)
500 510
California Statewide Financing Authority
6.00%, 05 /01/2043 1,000 1,006
La Verne Public Financing Authority
7.25%, 09 /01/2026 545 546
Oakland Unified School District/Alameda County
5.00%, 08 /01/2035 1,225 1,451
$ 5,254
Colorado - 4.40%
Centerra Metropolitan District No 1
5.00%, 12 /01/2037
(a)
1,000 1,067
Eagle County Airport Terminal Corp
5.00%, 05 /01/2037 1,000 1,183
Elbert County Independence Water & Sanitation
District
7.25%, 12 /01/2038 1,000 1,068
Prairie Farm Metropolitan District
5.25%, 12 /01/2048 1,000 1,049
Velocity Metropolitan District No 3
5.50%, 12 /01/2048 1,500 1,607
$ 5,974
Connecticut - 1.85%
Mohegan Tribal Finance Authority
7.00%, 02 /01/2045
(a)
2,400 2,511
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida - 6.29%
Florida Development Finance Corp
6.25%, 01 /01/2049
(a),(c)
$ 1,000 $ 959
6.50%, 01 /01/2049
(a),(c)
1,000 952
Greater Orlando Aviation Authority
5.00%, 10 /01/2047
(d)
2,999 3,587
Martin County Health Facilities Authority
4.00%, 01 /01/2046 1,000 1,130
Ocean Highway & Port Authority
5.50%, 12 /01/2049
(a)
1,500 1,551
Orange County Housing Finance Authority
7.00%, 10 /01/2025 370 371
$ 8,550
Georgia - 1.62%
Atlanta Development Authority
7.00%, 01 /01/2040 2,000 2,202
Idaho - 0.74%
Idaho Health Facilities Authority
1.40%, 03 /01/2048
(c)
1,000 1,000
Illinois - 13.97%
City of Chicago IL
5.50%, 01 /01/2042 300 336
5.50%, 01 /01/2049 1,000 1,186
6.00%, 01 /01/2038 1,900 2,278
7.46%, 02 /15/2026 1,807 1,365
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01 /01/2031 760 870
5.00%, 01 /01/2039 1,200 1,348
Illinois Finance Authority
4.38%, 12 /01/2042 300 216
Illinois Sports Facilities Authority/The
5.00%, 06 /15/2028
(e)
1,000 1,213
5.00%, 06 /15/2029
(e)
1,000 1,224
Illinois State Toll Highway Authority
5.00%, 01 /01/2040
(d)
5,000 5,877
Metropolitan Pier & Exposition Authority
5.00%, 06 /15/2057 500 561
Metropolitan Pier & Exposition Authority ( credit
support from NATL )
5.50%, 06 /15/2029
(b)
1,000 1,236
State of Illinois
5.50%, 07 /01/2027 1,150 1,279
$ 18,989
Indiana - 1.01%
Indiana Finance Authority
7.00%, 03 /01/2039
(a)
1,000 1,033
Town of Shoals IN
7.25%, 11 /01/2043 300 335
$ 1,368
Louisiana - 2.39%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11 /01/2044
(a)
1,000 1,027
5.50%, 11 /01/2039
(a)
1,000 1,084
5.65%, 11 /01/2037
(a)
1,000 1,132
Louisiana Public Facilities Authority
0.00%, 07 /01/2039
(f)
278 —
$ 3,243
Maine - 0.84%
Finance Authority of Maine
5.25%, 01 /01/2025
(a)
1,000 1,137
Maryland - 0.79%
City of Westminster MD
6.25%, 07 /01/2044 600 674
Maryland Economic Development Corp
5.38%, 06 /01/2025 390 402
$ 1,076

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2019
See accompanying notes.
160
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan - 3.39%
Kalamazoo Economic Development Corp
5.00%, 05 /15/2042
(e)
$ 1,000 $ 1,117
Michigan Finance Authority
5.00%, 07 /01/2035 1,000 1,172
Michigan Strategic Fund
5.00%, 11 /15/2043
(e)
1,000 1,150
5.00%, 11 /15/2049 1,000 1,163
$ 4,602
Missouri - 2.06%
City of St Louis MO Airport Revenue ( credit
support from NATL )
5.50%, 07 /01/2028
(b)
400 537
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02 /01/2042 1,000 1,127
Kansas City Industrial Development Authority
5.00%, 04 /01/2046
(a)
1,100 1,143
$ 2,807
Montana - 1.12%
City of Kalispell MT
5.25%, 05 /15/2037 1,400 1,520
Nevada - 2.05%
Las Vegas Convention & Visitors Authority
5.00%, 07 /01/2043
(d)
1,394 1,697
State of Nevada Department of Business &
Industry
5.13%, 12 /15/2037
(a)
1,000 1,093
$ 2,790
New Jersey - 7.97%
Casino Reinvestment Development Authority
5.25%, 11 /01/2039 250 276
Essex County Improvement Authority
5.25%, 07 /01/2045
(a)
1,300 1,321
New Jersey Economic Development Authority
5.00%, 07 /15/2028 500 590
5.00%, 06 /15/2047 500 581
5.00%, 10 /01/2047 1,000 1,159
5.63%, 11 /15/2030 1,500 1,744
5.75%, 09 /15/2027 500 557
New Jersey Economic Development
Authority ( credit support from ST APPROP )
5.25%, 06 /15/2040
(b)
1,000 1,141
New Jersey Transportation Trust Fund Authority
5.25%, 06 /15/2032 2,000 2,296
South Jersey Port Corp
5.00%, 01 /01/2048 1,000 1,165
$ 10,830
New York - 5.15%
Brooklyn Arena Local Development Corp
6.25%, 07 /15/2040 480 489
City of New York NY
1.43%, 10 /01/2046
(c)
1,000 1,000
Glen Cove Local Economic Assistance Corp
5.00%, 01 /01/2056 1,000 1,089
New York Counties Tobacco Trust VI
5.00%, 06 /01/2041 400 439
New York State Thruway Authority
5.25%, 01 /01/2056 1,000 1,185
New York Transportation Development Corp
5.00%, 08 /01/2021 1,500 1,590
5.00%, 01 /01/2034 1,000 1,212
$ 7,004
Ohio - 8.73%
Buckeye Tobacco Settlement Financing Authority
6.00%, 06 /01/2042 2,500 2,519
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Buckeye Tobacco Settlement Financing
Authority ( credit support from BUCKEYE OHIO
TOB SETTLEMENT )
5.75%, 06 /01/2034
(b)
$ 2,085 $ 2,088
Cleveland-Cuyahoga County Port Authority
5.50%, 12 /01/2043 1,000 1,180
Ohio Air Quality Development Authority
0.00%, 12 /01/2023
(f)
1,000 874
4.50%, 01 /15/2048
(a)
1,000 1,085
5.00%, 07 /01/2049
(a)
1,000 1,114
Ohio Higher Educational Facility Commission
1.38%, 01 /01/2043
(c)
3,000 3,000
$ 11,860
Oklahoma - 1.73%
Oklahoma Development Finance Authority
5.25%, 08 /15/2043 1,000 1,217
Tulsa County Industrial Authority
5.25%, 11 /15/2045 1,000 1,141
$ 2,358
Oregon - 1.07%
Oregon State Business Development Commission
6.50%, 04 /01/2031
(a)
1,000 949
Warm Springs Reservation Confederated Tribe
6.38%, 11 /01/2033 500 504
$ 1,453
Pennsylvania - 4.96%
Commonwealth Financing Authority
5.00%, 06 /01/2028 1,000 1,269
5.00%, 06 /01/2035 1,000 1,231
Lancaster County Hospital Authority/PA
5.00%, 07 /01/2045 1,000 1,083
Pennsylvania Economic Development Financing
Authority
3.25%, 08 /01/2039
(a)
1,000 1,004
5.50%, 11 /01/2044 1,000 1,073
5.75%, 06 /01/2036
(a)
1,000 1,075
$ 6,735
South Carolina - 0.41%
South Carolina Jobs-Economic Development
Authority
5.25%, 11 /15/2047 500 553
South Dakota - 0.37%
Oglala Sioux Tribe
5.75%, 10 /01/2025
(a)
500 500
Tennessee - 2.80%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10 /01/2028 1,050 1,228
5.00%, 10 /01/2035 500 565
Metropolitan Government Nashville & Davidson
County Health & Educational Fac ilities B oar d
5.00%, 07 /01/2040 1,000 1,182
Nashville Metropolitan Development & Housing
Agency
5.13%, 06 /01/2036
(a)
750 835
$ 3,810
Texas - 6.43%
City of Austin TX Airport System Revenue
5.00%, 11 /15/2044 500 622
Harris County Cultural Education Facilities
Finance Corp
6.00%, 10 /01/2043 1,075 937
North Texas Tollway Authority
5.00%, 01 /01/2045 615 707
5.00%, 01 /01/2048 500 595
Port Beaumont Navigation District
7.25%, 02 /01/2036
(a),(c)
1,000 1,018

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2019
See accompanying notes.
161
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Tarrant County Cultural Education Facilities
Finance Corp
6.00%, 11 /15/2027 $ 1,000 $ 1,154
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12 /15/2026 1,000 1,179
Texas Private Activity Bond Surface
Transportation Corp
6.88%, 12 /31/2039 550 561
7.00%, 12 /31/2038 300 355
University of Texas System/The
5.00%, 08 /15/2049 1,000 1,607
$ 8,735
Utah - 1.04%
Utah Infrastructure Agency
5.25%, 10 /15/2033 1,250 1,409
Vermont - 1.10%
Vermont Economic Development Authority
4.62%, 04 /01/2036
(a),(c)
1,300 1,489
Washington - 0.40%
Port of Seattle Industrial Development Corp
5.00%, 04 /01/2030 500 550
Wisconsin - 3.06%
Public Finance Authority
5.00%, 12 /01/2025 1,200 1,393
5.25%, 04 /01/2030 600 667
Wisconsin Health & Educational Facilities
Authority
5.00%, 07 /01/2049 900 1,043
5.50%, 07 /01/2023 90 90
6.00%, 07 /01/2028 170 170
6.50%, 07 /01/2033 300 300
7.00%, 07 /01/2043 500 501
$ 4,164
TOTAL MUNICIPAL BONDS $ 140,222
Total Investments $ 142,399
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.99)%
Notes with interest rates of 1.43% - 1.55% at
August 31, 2019 and contractual maturity of
collateral from 2019- 2026.
( g)
$ (5,428) (5,428)
Total Net Investments $ 136,971
Other Assets and Liabilities -  (0.80)% (1,083)
TOTAL NET ASSETS - 100.00% $ 135,888
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36,845 or 27.11% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Security purchased on a when-issued basis.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2019.
Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 87.47%
General Obligation Unlimited 5.55%
Insured 4.43%
General Obligation Limited 1.95%
Investment Companies 1.60%
Tax Allocation 1.40%
Prerefunded 1.02%
Certificate Participation 1.00%
Special Tax 0.37%
Liability For Floating Rate Notes Issued (3.99)%
Other Assets and Liabilities
(0.80)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2019
See accompanying notes.
162
INVESTMENT COMPANIES - 3.72% Shares Held Value (000's)
Money Market Funds - 3.72%
BlackRock Liquidity FedFund 2.01%
(a),(b)
141,200 $ 141
Principal Government Money Market Fund
1.97%
(a),(c)
40,634,658 40,635
$ 40,776
TOTAL INVESTMENT COMPANIES $ 40,776
COMMON STOCKS - 94.96% Shares Held Value (000's)
Aerospace & Defense - 0.86%
Bharat Electronics Ltd 6,518,000 9,398
Apparel - 1.17%
Feng TAY Enterprise Co Ltd 1,140,700 7,428
Shenzhou International Group Holdings Ltd 398,200 5,402
$ 12,830
Automobile Manufacturers - 1.04%
Kia Motors Corp 154,000 5,559
Sinotruk Hong Kong Ltd 3,764,300 5,792
$ 11,351
Automobile Parts & Equipment - 0.56%
Weichai Power Co Ltd 4,010,100 6,120
Banks - 8.13%
Banco do Brasil SA 2,284,400 25,492
Bank of Communications Co Ltd 8,803,800 5,750
China Merchants Bank Co Ltd 5,003,300 22,700
OTP Bank Nyrt 160,400 6,396
Sberbank of Russia PJSC ADR 1,620,800 22,245
Thanachart Capital PCL 3,534,600 6,516
$ 89,099
Building Materials - 3.81%
Anhui Conch Cement Co Ltd 4,379,200 24,582
China National Building Material Co Ltd 5,071,700 4,330
China Resources Cement Holdings Ltd 7,953,200 7,027
Taiwan Cement Corp 4,773,541 5,840
$ 41,779
Chemicals - 0.96%
UPL Ltd 1,331,700 10,504
Coal - 0.46%
Exxaro Resources Ltd 557,900 5,004
Commercial Services - 3.70%
China Conch Venture Holdings Ltd 1,921,100 6,387
Localiza Rent a Car SA 2,109,130 24,117
YDUQS Part 1,295,400 10,088
$ 40,592
Computers - 7.79%
Infosys Ltd ADR 3,086,000 35,458
Lenovo Group Ltd 24,549,300 16,104
Tata Consultancy Services Ltd 896,600 28,365
WNS Holdings Ltd ADR
(d)
89,800 5,458
$ 85,385
Distribution & Wholesale - 0.40%
LG Corp 74,700 4,394
Diversified Financial Services - 5.07%
B3 SA - Brasil Bolsa Balcao 1,200,600 13,050
Chailease Holding Co Ltd 3,108,478 12,316
E.Sun Financial Holding Co Ltd 8,015,051 6,441
KIWOOM Securities Co Ltd 63,376 3,450
Krungthai Card PCL 6,000,000 8,943
Power Finance Corp Ltd
( d)
4,130,000 6,064
Qudian Inc ADR
(d)
662,000 5,289
$ 55,553
Electrical Components & Equipment - 1.18%
Delta Electronics Inc 2,770,600 12,914
Electronics - 2.76%
Merry Electronics Co Ltd 1,181,000 5,497
Micro-Star International Co Ltd 4,440,600 11,839
Radiant Opto-Electronics Corp 1,802,600 6,510
Zhen Ding Technology Holding Ltd 1,731,600 6,398
$ 30,244
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.93%
Grupo Aeroportuario del Centro Norte SAB de
CV
880,600 $ 5,178
Tekfen Holding AS 1,417,600 5,049
$ 10,227
Food - 2.14%
Dino Polska SA
( d),(e)
207,500 8,017
JBS SA 1,415,600 10,204
X5 Retail Group NV 153,000 5,280
$ 23,501
Forest Products & Paper - 0.99%
Mondi PLC 555,754 10,839
Gas - 4.33%
China Gas Holdings Ltd 1,358,000 5,598
China Resources Gas Group Ltd 3,601,000 17,770
ENN Energy Holdings Ltd 2,118,200 24,136
$ 47,504
Insurance - 6.31%
China Pacific Insurance Group Co Ltd 3,977,000 15,874
Ping An Insurance Group Co of China Ltd 3,507,000 40,236
Porto Seguro SA 420,300 5,693
Sul America SA 635,900 7,371
$ 69,174
Internet - 10.08%
Alibaba Group Holding Ltd ADR
(d)
286,000 50,059
Autohome Inc ADR
(d),(f)
148,300 12,926
Tencent Holdings Ltd 1,151,305 47,532
$ 110,517
Iron & Steel - 2.16%
Kumba Iron Ore Ltd 271,700 7,048
Severstal PJSC 285,100 4,266
Vale SA
( d)
1,125,200 12,388
$ 23,702
Lodging - 0.48%
NagaCorp Ltd 3,741,000 5,238
Mining - 1.93%
MMC Norilsk Nickel PJSC ADR 868,746 21,215
Oil & Gas - 4.95%
CNOOC Ltd 5,412,100 8,017
Ecopetrol SA 3,713,600 2,945
LUKOIL PJSC ADR 222,900 17,967
Novatek PJSC 92,400 17,943
Tatneft PJSC ADR 111,600 7,439
$ 54,311
Pharmaceuticals - 2.71%
Sino Biopharmaceutical Ltd 11,768,700 17,437
TCI Co Ltd 730,645 7,161
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
( e)
1,072,000 5,109
$ 29,707
Real Estate - 2.71%
China Vanke Co Ltd 2,552,500 8,797
Country Garden Services Holdings Co Ltd 2,724,300 7,858
Future Land Development Holdings Ltd
( d)
4,687,400 3,692
Longfor Group Holdings Ltd
( e)
2,620,600 9,319
$ 29,666
Retail - 3.60%
ANTA Sports Products Ltd 2,801,100 23,235
Lojas Renner SA 477,330 5,835
Wal-Mart de Mexico SAB de CV 3,663,600 10,394
$ 39,464
Semiconductors - 9.11%
Chipbond Technology Corp 3,557,500 7,089
Novatek Microelectronics Corp 1,555,200 9,212
Realtek Semiconductor Corp 1,192,700 8,157
Samsung Electronics Co Ltd 26,277 24,107

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2019
See accompanying notes.
163
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,203,717 $ 51,315
$ 99,880
Software - 3.73%
HCL Technologies Ltd 1,394,900 21,495
Momo Inc ADR 235,200 8,651
NetEase Inc ADR 42,000 10,710
$ 40,856
Telecommunications - 0.91%
Accton Technology Corp 1,901,300 10,012
TOTAL COMMON STOCKS $ 1,040,980
PREFERRED STOCKS - 1.23% Shares Held Value (000's)
Airlines - 0.46%
Azul SA 0.00%
( d)
431,000 $ 5,033
Banks - 0.77%
Banco Bradesco SA 0.19% 1,059,400 8,468
TOTAL PREFERRED STOCKS $ 13,501
Total Investments $ 1,095,257
Other Assets and Liabilities -  0.09% 967
TOTAL NET ASSETS - 100.00% $ 1,096,224
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $141 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,445 or 2.05% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Country Percent
China 34.55%
Taiwan, Province Of China 15.33%
Brazil 11.65%
India 10.65%
Russian Federation 8.78%
Hong Kong 4.36%
United States 3.72%
Korea, Republic Of 3.43%
Mexico 1.42%
Thailand 1.41%
South Africa 1.10%
United Kingdom 0.99%
Poland 0.73%
Hungary 0.58%
Cambodia 0.48%
Turkey 0.46%
Colombia 0.27%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 17,494 $ 723,425 $ 700,284 $ 40,635
$ 17,494 $ 723,425 $ 700,284 $ 40,635
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 4 79 $ — $ — $ —
$ 4 79 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2019
See accompanying notes.
164
INVESTMENT COMPANIES - 3.10% Shares Held Value (000's)
Money Market Funds - 3.10%
BlackRock Liquidity FedFund 2.01%
(a),(b)
24,003,746 $ 24,004
Principal Government Money Market Fund
1.97%
(a),(b),(c)
43,287,993 43,288
$ 67,292
TOTAL INVESTMENT COMPANIES $ 67,292
COMMON STOCKS - 98.60% Shares Held Value (000's)
Airlines - 2.52%
Alaska Air Group Inc 583,622 34,854
Hawaiian Holdings Inc 812,245 19,827
$ 54,681
Automobile Manufacturers - 2.11%
NFI Group Inc 2,097,389 45,779
Automobile Parts & Equipment - 3.71%
Autoliv Inc
( d)
651,577 44,568
Linamar Corp 1,176,723 35,742
$ 80,310
Banks - 12.43%
Bank OZK 1,839,460 47,458
BOK Financial Corp 268,851 20,470
Cathay General Bancorp 761,189 25,264
Cullen/Frost Bankers Inc 359,212 29,818
East West Bancorp Inc 1,130,911 46,514
Hope Bancorp Inc 1,637,510 21,959
PacWest Bancorp 1,597,291 54,436
Washington Trust Bancorp Inc 504,799 23,423
$ 269,342
Chemicals - 5.55%
Albemarle Corp 672,180 41,494
HB Fuller Co 442,643 18,861
Huntsman Corp 1,878,903 37,428
RPM International Inc 330,567 22,369
$ 120,152
Computers - 2.92%
Amdocs Ltd 346,676 22,444
Leidos Holdings Inc 467,735 40,861
$ 63,305
Consumer Products - 1.43%
Avery Dennison Corp 268,485 31,029
Distribution & Wholesale - 0.78%
KAR Auction Services Inc 639,045 16,973
Diversified Financial Services - 2.29%
BGC Partners Inc 8,613,006 43,926
Federal Agricultural Mortgage Corp 69,668 5,737
$ 49,663
Electric - 6.28%
ALLETE Inc 394,703 33,838
Alliant Energy Corp 832,032 43,640
Evergy Inc 482,106 31,337
Fortis Inc/Canada 153,457 6,333
PNM Resources Inc 221,144 11,280
Portland General Electric Co 169,326 9,633
$ 136,061
Electrical Components & Equipment - 3.79%
Energizer Holdings Inc
( d)
613,099 23,604
Hubbell Inc 127,378 16,704
Littelfuse Inc 267,885 41,809
$ 82,117
Electronics - 0.45%
Garmin Ltd 120,409 9,822
Food - 1.55%
Ingredion Inc 432,970 33,456
Hand & Machine Tools - 3.91%
Lincoln Electric Holdings Inc 298,730 24,663
MSA Safety Inc 312,553 33,015
Snap-on Inc 181,230 26,945
$ 84,623
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 5.30%
CONMED Corp 216,632 $ 21,830
STERIS PLC 346,906 53,562
Teleflex Inc 108,571 39,511
$ 114,903
Home Builders - 1.33%
LCI Industries 340,592 28,865
Insurance - 7.05%
Assured Guaranty Ltd 955,940 40,675
Beazley PLC 2,745,753 19,061
Fidelity National Financial Inc 1,048,644 46,077
James River Group Holdings Ltd 949,798 46,806
$ 152,619
Leisure Products & Services - 1.82%
Acushnet Holdings Corp 1,516,439 39,382
Machinery - Diversified - 3.09%
Albany International Corp 214,712 17,654
Crane Co 356,373 27,170
Nordson Corp 162,315 22,068
$ 66,892
Miscellaneous Manufacturers - 0.35%
Donaldson Co Inc 158,543 7,667
Oil & Gas - 2.82%
Delek US Holdings Inc 1,051,500 34,437
Vermilion Energy Inc
( d)
1,877,380 26,721
$ 61,158
Packaging & Containers - 1.25%
Packaging Corp of America 268,560 27,012
Pipelines - 2.74%
EnLink Midstream LLC
( d),(e)
3,500,573 27,795
Targa Resources Corp 872,758 31,524
$ 59,319
Real Estate - 1.65%
Newmark Group Inc 4,105,701 35,637
REITs - 13.94%
Agree Realty Corp 270,826 20,228
CyrusOne Inc 971,069 71,335
EastGroup Properties Inc 126,542 15,757
EPR Properties 557,390 43,616
Four Corners Property Trust Inc 613,267 17,472
Granite Real Estate Investment Trust 340,628 16,299
Medical Properties Trust Inc 2,283,221 42,445
National Health Investors Inc 262,443 21,772
National Retail Properties Inc 424,450 23,833
STORE Capital Corp 776,111 29,306
$ 302,063
Semiconductors - 4.25%
Kulicke & Soffa Industries Inc 1,689,315 35,189
MKS Instruments Inc 725,383 56,790
$ 91,979
Software - 0.41%
Broadridge Financial Solutions Inc 69,026 8,935
Supranational Bank - 1.09%
Banco Latinoamericano de Comercio Exterior SA 1,305,514 23,669
Toys, Games & Hobbies - 1.79%
Hasbro Inc 350,662 38,738
TOTAL COMMON STOCKS $ 2,136,151
Total Investments $ 2,203,443
Other Assets and Liabilities -  (1.70)% (36,911)
TOTAL NET ASSETS - 100.00% $ 2,166,532

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2019
See accompanying notes.
165
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,374 or 1.82% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 37.36%
Consumer, Cyclical 14.06%
Industrial 12.84%
Consumer, Non-cyclical 8.28%
Technology 7.58%
Utilities 6.28%
Energy 5.56%
Basic Materials 5.55%
Money Market Funds 3.10%
Government 1.09%
Other Assets and Liabilities
(1.70)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 37,731 $ 587,517 $ 581,960 $ 43,288
$ 37,731 $ 587,517 $ 581,960 $ 43,288
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 65 1 $ — $ — $ —
$ 65 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
166
INVESTMENT COMPANIES - 1.85% Shares Held Value (000's)
Money Market Funds - 1.85%
BlackRock Liquidity FedFund 2.01%
(a),(b)
8,052,123 $ 8,052
Principal Government Money Market Fund
1.97%
(a),(b),(c)
98,549,544 98,550
$ 106,602
TOTAL INVESTMENT COMPANIES $ 106,602
CONVERTIBLE PREFERRED STOCKS
- 0.68% Shares Held Value (000's)
Banks - 0.68%
Wells Fargo & Co 7.50%
(d)
27,052 $ 39,255
TOTAL CONVERTIBLE PREFERRED STOCKS $ 39,255
PREFERRED STOCKS - 18.39% Shares Held Value (000's)
Banks - 4.62%
AgriBank FCB 6.88%, 01/01/2024
(d)
61,700 6,586
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.88%, 12/15/2023
(d),(e)
2,429 66
Bank of New York Mellon Corp/The 5.20%,
12/20/2019
(d),(e)
128,585 3,306
BB&T Corp 5.63%, 06/01/2021
(d),(e)
141,800 3,736
Citigroup Inc 6.88%, 11/15/2023
(d)
493,542 13,794
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(d)
1,567 44
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 5.38%, 12/15/2019
(d),(e)
240,600 6,239
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(d)
774,944 20,280
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(d)
325,787 8,796
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d),(e)
1,050,000 27,762
ING Groep NV 6.13%, 10/15/2019
(d),(e)
14,491 376
KeyCorp 6.13%, 12/15/2026
(d),(e)
778,000 21,893
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(d)
341,505 9,221
3 Month USD LIBOR + 3.49%
Morgan Stanley 7.13%, 10/15/2023
(d),(e)
126,282 3,596
3 Month USD LIBOR + 4.32%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(d),(e)
1,726,752 47,434
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(d)
331,650 9,087
3 Month USD LIBOR + 3.15%
State Street Corp 5.25%, 10/03/2019
(d)
1,415,669 35,519
State Street Corp 5.90%, 03/15/2024
(d)
241,300 6,455
3 Month USD LIBOR + 3.11%
State Street Corp 6.00%, 12/15/2019
(d)
349,700 8,837
Synovus Financial Corp 5.88%, 07/01/2024
(d)
40,000 1,054
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(d),(e)
239,945 6,594
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(d)
174,760 5,068
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(d)
194,856 5,156
Wells Fargo & Co 5.63%, 06/15/2022
(d),(e)
195,171 5,172
Wells Fargo & Co 5.85%, 09/15/2023
(d),(e)
125,027 3,301
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(d),(e)
236,676 6,601
3 Month USD LIBOR + 3.69%
$ 265,973
Diversified Financial Services - 0.32%
Affiliated Managers Group Inc 5.88%,
03/30/2059
149,111 3,999
Capital One Financial Corp 6.00%, 10/03/2019
(d)
411,974 10,415
Charles Schwab Corp/The 6.00%, 12/01/2020
(d)
143,663 3,841
$ 18,255
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Electric - 2.94%
Alabama Power Co 5.00%, 10/01/2022
(d)
572,000 $ 15,398
CMS Energy Corp 5.88%, 03/01/2079 248,000 6,830
Dominion Energy Inc 5.25%, 07/30/2076 898,171 23,847
DTE Energy Co 5.25%, 12/01/2062 312,400 7,941
DTE Energy Co 5.25%, 12/01/2077 320,602 8,775
DTE Energy Co 5.38%, 06/01/2076
(e)
13,111 345
Duke Energy Corp 5.13%, 01/15/2073 352,227 8,918
Duke Energy Corp 5.75%, 06/15/2024
(d)
120,000 3,331
Entergy Arkansas LLC 4.90%, 12/01/2052 223,460 5,857
Entergy Louisiana LLC 4.70%, 06/01/2063
(e)
162,785 4,154
Entergy Louisiana LLC 4.88%, 09/01/2066 24,691 649
Entergy Louisiana LLC 5.25%, 07/01/2052
(e)
223,866 5,767
Entergy Texas Inc 5.63%, 06/01/2064 2,414 68
Georgia Power Co 5.00%, 10/01/2077 265,538 7,132
Integrys Holding Inc 6.00%, 08/01/2073 81,343 2,188
3 Month USD LIBOR + 3.22%
Interstate Power & Light Co 5.10%, 10/03/2019
(d)
493,973 12,661
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
227,600 6,380
NextEra Energy Capital Holdings Inc 5.00%,
01/15/2073
(e)
486,428 12,156
NextEra Energy Capital Holdings Inc 5.13%,
11/15/2072
(e)
659,974 16,598
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(e)
100,000 2,763
Southern Co/The 5.25%, 10/01/2076 100,961 2,681
Southern Co/The 5.25%, 12/01/2077 555,000 14,730
$ 169,169
Energy - Alternate Sources - 0.24%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
(e)
490,152 13,656
3 Month USD LIBOR + 4.01%
Algonquin Power & Utilities Corp 6.88%,
10/17/2078
1,930 53
3 Month USD LIBOR + 3.68%
$ 13,709
Food - 0.43%
Dairy Farmers of America Inc 7.88%,
10/03/2019
(d),(g)
12,000 1,200
Dairy Farmers of America Inc 7.88%,
12/01/2025
(d),(g)
236,300 23,630
$ 24,830
Gas - 0.03%
Entergy New Orleans LLC 5.00%, 12/01/2052
(e)
3,299 85
Entergy New Orleans LLC 5.50%, 04/01/2066 46,851 1,302
$ 1,387
Hand & Machine Tools - 0.48%
Stanley Black & Decker Inc 5.75%, 07/25/2052
(e)
1,069,191 27,703
Insurance - 2.60%
Allstate Corp/The 5.10%, 01/15/2053
(e)
540,300 14,404
3 Month USD LIBOR + 3.17%
Allstate Corp/The 6.25%, 10/15/2019
(d)
181,500 4,665
Allstate Corp/The 6.63%, 10/15/2019
(d)
380,000 9,660
American Financial Group Inc/OH 5.88%,
03/30/2059
(e)
101,300 2,760
American Financial Group Inc/OH 6.25%,
09/30/2054
(e)
249,015 6,454
Arch Capital Group Ltd 5.25%, 09/29/2021
(d),(e)
285,500 7,138
Arch Capital Group Ltd 5.45%, 08/17/2022
(d),(e)
54,104 1,372
Axis Capital Holdings Ltd 5.50%, 11/07/2021
(d),(e)
21,417 544
Axis Capital Holdings Ltd 5.50%, 10/03/2019
(d)
154,159 3,868
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
(e)
1,048,434 30,478
3 Month USD LIBOR + 5.60%
Prudential PLC 6.75%, 10/03/2019
(d),(e)
18,931 502

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
167
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc 6.20%,
09/15/2042
(e)
581,128 $ 15,690
3 Month USD LIBOR + 4.37%
RenaissanceRe Holdings Ltd 5.38%, 10/03/2019
(d)
550,975 13,774
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(d),(e)
31,987 846
RenaissanceRe Holdings Ltd 6.08%, 10/03/2019
(d),(e)
162,017 4,329
Voya Financial Inc 5.35%, 09/15/2029
(d)
76,389 2,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
WR Berkley Corp 5.63%, 04/30/2053 1,162,894 29,444
WR Berkley Corp 5.70%, 03/30/2058
(e)
3,100 86
WR Berkley Corp 5.75%, 06/01/2056 65,882 1,729
$ 149,833
REITs - 2.71%
Boston Properties Inc 5.25%, 10/03/2019
(d)
7,284 186
Digital Realty Trust Inc 5.85%, 03/13/2024
(d),(e)
4,771 131
Digital Realty Trust Inc 5.88%, 10/03/2019
(d)
91,183 2,320
Digital Realty Trust Inc 6.35%, 08/24/2020
(d)
205,498 5,425
Federal Realty Investment Trust 5.00%,
09/29/2022
(d),(e)
50,149 1,299
Kimco Realty Corp 5.25%, 12/20/2022
(d)
399,847 10,252
Kimco Realty Corp 5.50%, 10/03/2019
(d)
591,922 14,993
Kimco Realty Corp 5.63%, 09/14/2019
(d)
6,754 170
Kimco Realty Corp 6.00%, 09/14/2019
(d)
272,369 6,866
National Retail Properties Inc 5.20%, 10/11/2021
(d)
121,247 3,057
National Retail Properties Inc 5.70%,
10/03/2019
(d),(e)
2,000 50
Prologis Inc 8.54%, 11/13/2026
(d)
167,700 11,269
PS Business Parks Inc 5.20%, 12/07/2022
(d),(e)
3,332 85
PS Business Parks Inc 5.25%, 09/21/2022
(d),(e)
57,755 1,508
PS Business Parks Inc 5.70%, 10/03/2019
(d),(e)
357,097 9,220
PS Business Parks Inc 5.75%, 10/03/2019
(d)
523,063 13,506
Public Storage 4.90%, 10/14/2021
(d)
6,561 167
Public Storage 4.95%, 07/20/2021
(d),(e)
926 24
Public Storage 5.05%, 08/09/2022
(d),(e)
177,565 4,620
Public Storage 5.15%, 06/02/2022
(d)
2,000 52
Public Storage 5.20%, 10/03/2019
(d),(e)
70,427 1,783
Public Storage 5.60%, 03/11/2024
(d),(e)
314,806 8,811
Public Storage 5.88%, 12/02/2019
(d)
237,401 6,085
Public Storage Inc  5.38%; Series V 5.38%,
10/03/2019
(d)
3,000 76
Senior Housing Properties Trust 5.63%,
08/01/2042
(e)
104,158 2,454
Senior Housing Properties Trust 6.25%,
02/01/2046
139,198 3,651
SITE Centers Corp 6.25%, 10/03/2019
(d)
18,240 469
SITE Centers Corp 6.38%, 06/05/2022
(d)
449,845 11,844
Vornado Realty Trust 5.25%, 12/13/2022
(d),(e)
388,154 9,941
Vornado Realty Trust 5.40%, 10/03/2019
(d)
188,362 4,800
Vornado Realty Trust 5.70%, 10/03/2019
(d),(e)
825,629 20,930
$ 156,044
Savings & Loans - 0.07%
New York Community Bancorp Inc 6.38%,
03/17/2027
(d)
14,862 413
3 Month USD LIBOR + 3.82%
People's United Financial Inc 5.63%, 12/15/2026
(d)
94,067 2,605
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(d),(e)
43,097 1,201
$ 4,219
Sovereign - 1.18%
CoBank ACB 6.13%, 01/01/2020
(d)
8,000 808
CoBank ACB 6.20%, 01/01/2025
(d)
65,000 7,020
3 Month USD LIBOR + 3.74%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign (continued)
CoBank ACB 6.25%, 10/01/2022
(d)
296,500 $ 31,355
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d),(g)
270,500 28,876
3 Month USD LIBOR + 4.01%
$ 68,059
Telecommunications - 2.77%
Centaur Funding Corp 0.00%, 04/21/2020
(f),(g)
26,500 25,838
Centaur Funding Corp 9.08%, 04/21/2020
(c),(g)
96,166 99,772
Telephone & Data Systems Inc 6.63%,
03/31/2045
157,104 4,300
Telephone & Data Systems Inc 7.00%,
03/15/2060
(e)
1,088,601 27,781
United States Cellular Corp 6.95%, 05/15/2060 71,028 1,813
$ 159,504
TOTAL PREFERRED STOCKS $ 1,058,685
BONDS - 78.10%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.20%
General Motors Financial Co Inc
5.75%, 12/31/2049
(d),(h)
$ 12,700 $ 11,811
3 Month USD LIBOR + 3.60%
Banks - 46.10%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(d),(g),(h)
5,000 5,525
USD Swap Rate NY 5 Year + 5.17%
6.75%, 12/31/2049
(d),(h)
2,700 2,984
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(d),(h),( i )
13,000 13,156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 12/31/2049
(d),(h)
12,800 13,615
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.25%, 12/31/2049
(d),(h)
30,599 33,353
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(d),(h)
46,830 52,859
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(d),(h)
97,785 109,519
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,148
Bank of New York Mellon Corp/The
4.62%, 12/31/2049
(d),(h)
33,927 34,097
3 Month USD LIBOR + 3.13%
4.95%, 12/31/2049
(d),(h)
78,000 79,524
3 Month USD LIBOR + 3.42%
Barclays Bank PLC
7.63%, 11/21/2022 8,000 8,820
Barclays PLC
6.63%, 12/31/2049
(d),(h)
4,178 4,181
USD Swap Semi-Annual 5 Year + 5.02%
7.75%, 12/31/2049
(d),(h)
39,200 40,033
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 12/31/2049
(d),(h)
30,065 31,263
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 12/31/2049
(d),(h)
40,500 42,122
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BB&T Corp
4.80%, 12/31/2049
(d),(h)
93,800 94,503
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
168
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
6.63%, 12/31/2049
(d),(g),(h)
$ 22,500 $ 23,569
USD Swap Semi-Annual 5 Year + 4.15%
7.00%, 12/31/2049
(d),(g),(h)
2,500 2,719
USD Swap Semi-Annual 5 Year + 3.98%
7.19%, 06/29/2049
(d),(h)
6,400 7,088
3 Month USD LIBOR + 1.29%
7.20%, 06/29/2049
(d),(g),(h)
23,000 25,472
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(d),(g),(h)
100 111
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 12/31/2049
(d),(h)
13,000 14,446
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(d),(g),(h)
58,198 61,544
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(d),(h)
20,000 21,150
USD Swap Semi-Annual 5 Year + 6.31%
BPCE SA
12.50%, 08/29/2049
(d),(g),(h)
2,700 2,726
3 Month USD LIBOR + 12.98%
Citigroup Capital III
7.63%, 12/01/2036 2,700 3,679
Citigroup Inc
5.95%, 12/29/2049
(d),(h)
24,100 25,365
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(d),(h)
12,457 13,329
3 Month USD LIBOR + 3.91%
5.95%, 12/31/2049
(d),(h)
9,000 9,169
3 Month USD LIBOR + 4.10%
6.13%, 12/31/2049
(d),(h)
47,300 48,660
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(d),(h)
86,582 96,972
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
5.50%, 12/31/2049
(d),(e),(h)
7,500 7,556
3 Month USD LIBOR + 3.96%
6.00%, 12/31/2049
(d),(h)
7,000 7,131
3 Month USD LIBOR + 3.00%
6.38%, 12/31/2049
(d),(h)
1,400 1,463
3 Month USD LIBOR + 3.16%
Corestates Capital III
2.73%, 02/15/2027
(e),(g)
6,721 6,234
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(d),(g),(h)
11,100 12,269
USD Swap Semi-Annual 5 Year + 4.90%
8.38%, 12/31/2049
(d),(g),(h)
3,000 3,017
3 Month USD LIBOR + 6.98%
Credit Suisse AG
6.50%, 08/08/2023
(g)
23,254 25,908
6.50%, 08/08/2023 6,000 6,685
Credit Suisse Group AG
6.25%, 12/31/2049
(d),(g),(h)
9,100 9,603
USD Swap Semi-Annual 5 Year + 3.46%
6.25%, 12/31/2049
(d),(h)
1,475 1,557
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2049
(d),(g),(h)
14,200 14,669
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(d),(g),(h)
6,500 6,923
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(d),(g),(h)
72,040 79,494
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(d),(h)
3,000 3,310
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12/31/2049
(d),(h)
2,500 2,457
USD Swap Semi-Annual 7 Year + 3.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
5.10%, 12/31/2049
(d),(h)
$ 1,403 $ 1,409
3 Month USD LIBOR + 3.03%
First Maryland Capital I
3.30%, 01/15/2027 2,000 1,870
3 Month USD LIBOR + 1.00%
First Union Capital II
7.95%, 11/15/2029 3,700 5,118
Goldman Sachs Group Inc/The
5.38%, 12/31/2049
(d),(h)
11,300 11,413
3 Month USD LIBOR + 3.92%
5.50%, 12/31/2049
(d),(e),(h)
13,750 14,403
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
6.06%, 12/31/2049
(d)
29,081 29,117
3 Month USD LIBOR + 3.88%
HSBC Capital Funding Dollar 1 LP
10.18%, 12/29/2049
(d),(g),(h)
44,542 71,852
3 Month USD LIBOR + 4.98%
10.18%, 12/29/2049
(d),(h)
15,200 24,520
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2049
(d),(h)
15,900 15,940
USD Swap Rate NY 5 Year + 3.75%
6.37%, 12/31/2049
(d),(h)
14,800 15,336
USD Swap Rate NY 5 Year + 4.37%
6.50%, 12/31/2049
(d),(h)
25,600 26,309
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(d),(h)
42,000 44,006
USD Swap Rate NY 5 Year + 5.51%
ING Groep NV
6.50%, 12/31/2049
(d),(h)
35,300 36,768
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(d),(h)
25,320 26,681
USD Swap Semi-Annual 5 Year + 5.12%
JPMorgan Chase & Co
5.30%, 12/31/2049
(d),(h)
16,218 16,441
3 Month USD LIBOR + 3.80%
5.74%, 04/29/2049
(d)
35,500 35,685
3 Month USD LIBOR + 3.47%
6.13%, 12/31/2049
(d),(h)
7,706 8,294
3 Month USD LIBOR + 3.33%
6.75%, 12/31/2049
(d),(h)
136,607 152,146
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(d),(h)
20,101 20,553
3 Month USD LIBOR + 3.61%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,637
Lloyds Bank PLC
12.00%, 12/29/2049
(d),(g),(h)
29,550 35,541
3 Month USD LIBOR + 11.76%
12.00%, 12/29/2049
(d),(h)
35,889 43,165
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 01/29/2049
(d),(g),(h)
12,674 13,230
3 Month USD LIBOR + 1.50%
6.66%, 01/29/2049
(d),(g),(h)
48,685 51,058
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(d),(h)
47,496 49,099
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(d),(h)
22,500 23,288
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12/31/2049
(d),(h)
12,500 13,094
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(d),(h)
6,615 7,177
3 Month USD LIBOR + 3.61%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
169
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
5.55%, 12/31/2049
(d),(h)
$ 8,500 $ 8,596
3 Month USD LIBOR + 3.81%
Nordea Bank Abp
6.13%, 12/31/2049
(d),(g),(h)
42,131 43,448
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 12/31/2049
(d),(h)
1,800 1,856
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2049
(d),(g),(h)
23,420 25,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12/31/2049
(d),(h)
4,400 4,455
3 Month USD LIBOR + 3.20%
NTC Capital I
2.82%, 01/15/2027 5,500 5,139
3 Month USD LIBOR + 0.52%
NTC Capital II
2.89%, 04/15/2027 6,500 6,074
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 07/29/2049
(d),(h)
37,635 40,525
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 12/29/2049
(d),(h)
2,750 3,630
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
4.65%, 03/29/2049
(d)
1,900 1,773
3 Month USD LIBOR + 2.32%
7.50%, 12/31/2049
(d),(h)
46,281 47,017
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 08/29/2049
(d),(h)
28,946 38,788
3 Month USD LIBOR + 2.50%
8.00%, 12/31/2049
(d),(e),(h)
7,825 8,330
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12/29/2049
(d),(h)
13,295 14,076
USD Swap Semi-Annual 5 Year + 7.60%
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(d),(h)
5,000 5,069
USD Swap Semi-Annual 5 Year + 3.49%
5.75%, 12/31/2049
(d),(h)
8,100 8,181
USD Swap Semi-Annual 5 Year + 3.85%
Societe Generale SA
7.37%, 12/31/2049
(d),(h)
11,800 12,405
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 12/31/2049
(d),(g),(h)
13,900 14,630
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(d),(g),(h)
25,326 26,624
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/31/2049
(d),(e),(g),(h)
500 539
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/31/2049
(d),(h)
14,000 15,103
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 12/31/2049
(d),(g),(h)
23,900 26,708
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 07/29/2049
(d),(g),(h)
41,500 46,791
3 Month USD LIBOR + 1.46%
7.01%, 07/29/2049
(d),(h)
19,800 22,325
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(d),(g),(h)
17,700 18,519
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 12/31/2049
(d),(h)
10,500 10,986
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(d),(g),(h)
11,000 11,770
USD Swap Semi-Annual 5 Year + 5.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp
5.25%, 12/31/2049
(d),(h)
$ 4,000 $ 4,075
3 Month USD LIBOR + 3.60%
SunTrust Banks Inc
5.63%, 12/31/2049
(d),(h)
4,400 4,422
3 Month USD LIBOR + 3.86%
SunTrust Capital I
2.83%, 05/15/2027 10,900 10,110
3 Month USD LIBOR + 0.67%
Svenska Handelsbanken AB
5.25%, 12/31/2049
(d),(h)
29,400 29,547
USD Swap Semi-Annual 5 Year + 3.34%
Swedbank AB
6.00%, 12/31/2049
(d),(h)
5,200 5,304
USD Swap Semi-Annual 5 Year + 4.11%
UBS Group Funding Switzerland AG
6.87%, 12/31/2049
(d),(h)
12,078 12,546
USD Swap Rate NY 5 Year + 5.50%
6.88%, 12/31/2049
(d),(h)
11,933 12,729
USD Swap Semi-Annual 5 Year + 4.59%
7.00%, 12/31/2049
(d),(e),(g),(h)
19,500 20,670
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(d),(h)
10,800 11,448
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(d),(h)
20,700 22,658
USD Swap Semi-Annual 5 Year + 4.87%
7.13%, 12/31/2049
(d),(h)
1,757 1,782
USD Swap Semi-Annual 5 Year + 5.46%
UniCredit SpA
8.00%, 12/31/2049
(d),(h)
12,700 13,014
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
5.12%, 12/31/2049
(d),(h)
21,400 21,855
3 Month USD LIBOR + 3.49%
USB Realty Corp
3.45%, 12/29/2049
(d),(g)
1,500 1,283
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
5.87%, 12/31/2049
(d),(e),(h)
50,300 55,470
3 Month USD LIBOR + 3.99%
6.18%, 12/31/2049
(d)
43,100 43,423
3 Month USD LIBOR + 3.77%
$ 2,654,821
Diversified Financial Services - 1.44%
Capital One Financial Corp
5.55%, 12/31/2049
(d),(h)
20,430 20,660
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 02/28/2049
(d),(h)
28,358 31,052
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(d),(g),(h)
31,000 31,232
3 Month USD LIBOR + 3.17%
$ 82,944
Electric - 3.18%
Emera Inc
6.75%, 06/15/2076
(h)
52,095 56,653
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
43,300 51,094
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
22,969 24,317
3 Month USD LIBOR + 3.63%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
4.39%, 10/01/2066 $ 23,474 $ 19,678
3 Month USD LIBOR + 2.07%
4.54%, 06/15/2067 8,920 7,515
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
3,100 3,103
3 Month USD LIBOR + 2.41%
PPL Capital Funding Inc
4.99%, 03/30/2067 15,700 13,855
3 Month USD LIBOR + 2.67%
Southern Co/The
5.50%, 03/15/2057
(h)
6,500 6,746
3 Month USD LIBOR + 3.63%
$ 182,961
Food - 0.14%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(d),(g)
8,700 8,222
Gas - 0.31%
NiSource Inc
5.65%, 12/31/2049
(d),(h)
17,900 17,807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 22.84%
ACE Capital Trust II
9.70%, 04/01/2030 14,970 22,006
AIG Life Holdings Inc
8.50%, 07/01/2030 31,200 41,637
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 12,518
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 13,899
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
41,000 43,362
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
22,300 29,882
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 5,937
Aquarius & Investments Plc for Swiss
Reinsurance Co Ltd
6.37%, 09/01/2024
(h)
11,800 11,793
USD Swap Semi-Annual 5 Year + 5.21%
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
46,000 50,370
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
19,400 21,243
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
6,290 6,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/29/2049
(d),(g),(h)
27,793 32,275
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 8,565 12,462
Catlin Insurance Co Ltd
5.28%, 07/29/2049
(d),(g)
40,436 40,234
3 Month USD LIBOR + 2.98%
Cloverie PLC for Swiss Re Corporate Solutions
Ltd
4.50%, 09/11/2044
(h)
20,000 20,667
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,657
3 Month USD LIBOR + 4.92%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Dai-ichi Life Insurance Co Ltd/The
7.25%, 12/29/2049
(d),(g),(h)
$ 13,250 $ 14,281
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
4.54%, 05/01/2067 27,820 25,316
3 Month USD LIBOR + 2.39%
Great-West Life & Annuity Insurance Capital LP
6.63%, 11/15/2034
(g)
7,800 9,441
Hartford Financial Services Group Inc/The
4.28%, 02/12/2067
(g)
15,885 13,502
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
52,754 54,811
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
76,240 96,444
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 30,811
Lincoln National Corp
4.32%, 04/20/2067 60,769 48,919
3 Month USD LIBOR + 2.04%
4.48%, 05/17/2066 14,209 11,722
3 Month USD LIBOR + 2.36%
Meiji Yasuda Life Insurance Co
5.10%, 04/26/2048
(e),(g),(h)
13,800 15,559
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10/20/2045
(g),(h)
14,545 16,145
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 31,863
MetLife Inc
5.25%, 12/31/2049
(d),(h)
1,000 1,013
3 Month USD LIBOR + 3.58%
6.40%, 12/15/2066 10,770 12,567
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
49,075 69,686
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,223 80,859
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(d),(g),(h)
6,800 7,624
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(g),(h)
10,700 11,716
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,349
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 88,892
Nippon Life Insurance Co
4.70%, 01/20/2046
(g),(h)
5,000 5,413
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
27,300 29,893
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12/31/2049
(d),(h)
4,750 4,904
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.63%, 06/15/2043
(h)
71,714 76,849
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
20,401 21,829
3 Month USD LIBOR + 4.18%
Prudential PLC
6.50%, 10/20/2048
(h)
9,700 11,204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Reinsurance Group of America Inc
5.08%, 12/15/2065 13,223 12,033
3 Month USD LIBOR + 2.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Sompo Japan Nipponkoa Insurance Inc
5.33%, 03/28/2073
(g),(h)
$ 60,300 $ 64,898
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
15,500 17,515
3 Month USD LIBOR + 4.44%
Voya Financial Inc
5.65%, 05/15/2053
(h)
45,326 47,586
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(d),(e),(h)
9,250 9,817
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 1,315,268
Mining - 0.51%
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
(g),(h)
25,042 29,329
USD Swap Semi-Annual 5 Year + 5.09%
Pipelines - 1.83%
Enbridge Inc
6.25%, 03/01/2078
(h)
36,498 38,049
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
40,800 40,290
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
5,000 4,872
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.63%, 05/20/2075
(h)
3,800 3,904
3 Month USD LIBOR + 3.53%
5.87%, 08/15/2076
(h)
17,300 18,252
3 Month USD LIBOR + 4.64%
$ 105,367
Sovereign - 0.36%
CoBank ACB
6.25%, 12/31/2049
(d),(h)
16,400 17,630
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12/31/2049
(d),(g),(h)
3,000 3,230
3 Month USD LIBOR + 3.22%
$ 20,860
Telecommunications - 0.51%
Koninklijke KPN NV
7.00%, 03/28/2073
(e),(g),(h)
13,126 13,963
USD Swap Semi-Annual 10 Year + 5.33%
7.00%, 03/28/2073
(h)
8,000 8,510
USD Swap Semi-Annual 10 Year + 5.33%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
5,900 6,739
USD Swap Semi-Annual 5 Year + 4.87%
$ 29,212
Transportation - 0.68%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 39,369
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 4,497,971
TOTAL PURCHASED OPTIONS - 0.02% $ 1,156
Total Investments $ 5,703,669
Other Assets and Liabilities -  0.96% 55,573
TOTAL NET ASSETS - 100.00% $ 5,759,242
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15,032 or 0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,511,133 or 26.24% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Security purchased on a when-issued basis.
Portfolio Summary  (unaudited)
Sector Percent
Financial 81.38%
Utilities 6.46%
Communications 3.28%
Energy 2.07%
Money Market Funds 1.85%
Government 1.54%
Industrial 1.16%
Consumer, Non-cyclical 0.57%
Basic Materials 0.51%
Consumer, Cyclical 0.20%
Purchased Options 0.02%
Other Assets and Liabilities
0.96%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2019
See accompanying notes.
172
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Centaur Funding Corp 9.08% 04/21/2020 $ 111,136 $ — $ 4,7 69 $ 99,772
Principal Government Money Market Fund 1.97% 471 1,229,465 1,131,386 98,550
$ 111,607 $ 1,229,465 $ 1,136,15 5 $ 198,322
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Centaur Funding Corp 9.08% 04/21/2020 $ 8,834 $ 191 $ — $ (6,78 6 )
Principal Government Money Market Fund 1.97% 1,5 86 — — —
$ 10,4 20 $ 191 $ — $ (6,78 6 )
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
December 2019
N/A 2,000 $ 2,000 $ 167.00 09/09/2019 $ 692 $ 562 $ (130)
Put - US Long Bond Future;
December 2019
N/A 2,000 $ 2,000 $ 163.00 09/09/2019 443 344 (99)
Put - US Long Bond Future;
December 2019
N/A 1,000 $ 1,000 $ 163.50 09/09/2019 273 250 (23)
Total $ 1,408 $ 1,156 $ (252)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
December 2019
N/A 2,000 $ 2,000 $ 165.00 09/09/2019 $ (2,069) $ (2,000) $ 69
Put - US Long Bond Future;
December 2019
N/A 2,000 $ 2,000 $ 165.00 09/09/2019 (1,733) (1,500) 233
Put - US Long Bond Future;
December 2019
N/A 1,000 $ 1,000 $ 165.50 09/09/2019 (899) (1,016) (117)
Total $ (4,701) $ (4,516) $ 185
Amounts in thousands except contracts/shares.

Glossary to the Schedule of Investments
August 31, 2019
See accompanying notes.
173
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD New Taiwan Dollar
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
175
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2019 $ 24.49 ( $ 0.01) $ 2 .67 $ 2.66 $ – ( $ 1.59) ( $ 1.59) $ 25.56
2018 19.91 (0.07) 5.24 5.17 – (0.59) (0.59) 24.49
2017 16.85 0.07 3.08 3.15 – (0.09) (0.09) 19.91
2016 15.52 (0.04) 1.69 1.65 (0.01) (0.31) (0.32) 16.85
2015 15.07 (0.01) 0.86 0.85 (0.02) (0.38) (0.40) 15.52
Class C shares
2019 23.62 (0.18) 2.54 2.36 – (1.59) ( 1 .59) 24.39
2018 19.37 (0.23) 5.07 4.84 – (0.59) (0.59) 23.62
2017 16.52 (0.07) 3.01 2 .94 – (0.09) (0.09) 19.37
2016 15.33 (0.16) 1.66 1.50 – (0.31) (0.31) 16.52
2015 14.97 (0.12) 0.86 0.74 – (0.38) (0.38) 15.33
DIVERSIFIED REAL ASSET FUND
Class A shares
2019 11.70 0.26 (0.42) (0.16) (0.31) – (0.31) 11.23
2018 11.53 0.24 0.15 0.39 (0.22) – (0.22) 11.70
2017 11.07 0.17 0.55 0.72 (0.26) – ( 0 .26) 11.53
2016 11.22 0.17 (0.27) (0.10) (0.05) – (0.05) 11.07
2015 13.18 0.13 (1.88) ( 1 .75) (0.08) (0.13) (0.21) 11.22
Class C shares
2019 11.45 0.17 (0.40) (0.23) (0.22) – (0.22) 11.00
2018 11.29 0.14 0.15 0.29 (0.13) – (0.13) 11.45
2017 10.80 0.10 0.53 0.63 (0.14) – (0.14) 11.29
2016 10.98 0.09 (0.27) (0.18) – – – 10.80
2015 12.91 0.04 (1.84) (1.80) – (0.13) (0.13) 10.98

See accompanying notes.
176
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.75% $ 302,904 1.00% 1.08% (c) (0.06) % 15.9%
26.45 164,310 1.09 1.09 (c) (0.30) 34.0
18.81 71,738 1.15 1.15 (c) 0.41 27.1
10.77 36,575 1.28 1 .28 (c) (0.26) 36.4
5.78 20,629 1.35 1.39 (c) (0.04) 26.2
11.91 156,734 1.73 1.81 (c) (0.80) 15.9
25.47 91,660 1.84 1.84 (c) (1.05) 34.0
17.91 40,344 1.94 1.94 (c) (0.41) 27.1
9.93 21,705 2.08 2.08 (c) (1.06) 36.4
5.04 11,985 2.10 2.33 (c) (0.77) 26.2
(1.11) 54,880 1.22 1.33 (c) 2.35 71 . 5
3.36 107,180 1.22 1.29 (c) 2.05 84.1
6.63 118,212 1.25 1.53 (c) 1.58 65.1
(0.85) 210,864 1.25 1.28 (c) 1.59 77.6
(13.33) 109,677 1.25 1.25 (c) 1.06 66.4
(1.86) 16,037 1.97 2.20 (c) 1.51 71 . 5
2.61 23,105 1.97 2.12 (c) 1.24 84.1
5.83 (d) 24,940 2.00 2.10 (c) 0.88 65.1
(1.55) (d) 31,350 2.00 2.12 (c) 0.86 77.6
(13.98) 45,514 2.00 2.04 (c) 0.30 66.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes expense reimbursement from Manager.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
177
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Inc ome (Loss)(a)
Net Realized
and
Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
EDGE MIDCAP FUND
Class A shares
2019(c) $ 11.98 $ 0.06 $ 2.35 $ 2.41 $ – $ – $ – $ – $ 14.39
GLOBAL MULTI-STRATEGY FUND
Class A shares
2019 11.09 0.18 (0.02) 0.16 (0.11) (0.47) (0.03) (0.61) 10.64
2018 11.28 0.11 (0.01) 0.10 (0.05) (0.24) – (0.29) 11.09
2017 10.77 0.08 0.43 0.51 – – – – 11.28
2016 10.91 0.01 0.14 0.15 (0.06) (0.23) – (0.29) 10.77
2015 11.04 (0.06) 0.16 0.10 (0.06) (0.17) – (0.23) 10.91
Class C shares
2019 10.75 0.10 (0.01) 0.09 (0.03) (0.47) (0.03) (0.53) 10.31
2018 10.97 0.03 (0.01) 0.02 – (0.24) – (0.24) 10.75
2017 10.56 (0.01) 0.42 0.41 – – – – 10.97
2016 10.73 (0.07) 0.13 0.06 – (0.23) – (0.23) 10.56
2015 10.90 (0.15) 0.15 – – (0.17) – (0.17) 10.73

See accompanying notes.
178
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Dividends and
Interest Expense on Short
Sales, Short Sale Fees
and Reverse Repurchase
Agreement Expense)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
20.20% (d ),( e) $ 5,587 1.10% (f) N/A(f) 3.67% (f ),( g) 0.59% (f) 19.8% (f)
1.82 41,100 3.3 7 ( i ) 2.02 (h ) ,( i ) 3.42 (g) 1.72 387.8
0.90 63,860 2.48 1.95 (h) 2.52 (g) 1.02 378.0
4.74 112,799 2.50 1.92 (h) 2.52 (g) 0.72 317.6
1.41 145,370 2.41 1.94 (h) 2.41 (g) 0.11 233.9
0.93 183,527 2.39 1.95 (h) 2.39 (g) (0.55) 142.5
1.10 26,585 4.1 1 ( i ) 2.76 (h ),( i ) 4.21 (g) 0.99 387.8
0.16 41,343 3.26 2.73 (h) 3.30 (g) 0.24 378.0
3.88 48,130 3.31 2.73 (h) 3.33 (g) (0.08) 317.6
0.61 56,557 3.22 2.75 (h) 3.24 (g) (0.68) 233.9
0.05 60,317 3.19 2.75 (h) 3.21 (g) (1.37) 142.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Period from December 31, 2018, date share class operations commenced, through August 31, 2019.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
( i ) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.

See accompanying notes.
179
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL OPPORTUNITIES FUND
Class A shares
2019 $ 12 .92 $ 0 .04 ( $ 1 .40 ) ( $ 1 .36 ) ( $ 2 .71 ) ( $ 5 .35 ) ( $ 8 .06 ) $ 3 .50
2018 13 .01 0 .09 1 .06 1 .15 ( 0 .31 ) ( 0 .93 ) ( 1 .24 ) 12 .92
2017 11 .45 0 .10 1 .58 1 .68 ( 0 .12 ) – ( 0 .12 ) 13 .01
2016 11 .36 0 .10 0 .18 0 .28 ( 0 .09 ) ( 0 .10 ) ( 0 .19 ) 11 .45
2015 13 .20 0 .10 ( 0 .67 ) ( 0 .57 ) ( 0 .06 ) ( 1 .21 ) ( 1 .27 ) 11 .36
INTERNATIONAL SMALL COMPANY FUND
Class A shares
2019 12 .29 0 .08 ( 1 .14 ) ( 1 .06 ) ( 0 .09 ) ( 0 .73 ) ( 0 .82 ) 10 .41
2018 12 .09 0 .08 0 .68 0 .76 ( 0 .19 ) ( 0 .37 ) ( 0 .56 ) 12 .29
2017 9 .80 0 .06 2 .24 2 .30 ( 0 .01 ) – ( 0 .01 ) 12 .09
2016 9 .59 0 .06 0 .27 0 .33 ( 0 .12 ) – ( 0 .12 ) 9 .80
2015 9 .86 0 .06 ( 0 .28 ) ( 0 .22 ) ( 0 .05 ) – ( 0 .05 ) 9 .59

See accompanying notes.
180
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 6 .08 ) % $ 6,017 1 .50% 2 .62% (c) 0 .94% 48 .1%
9 .19 5,098 1 .50 1 .92 (c) 0 .73 93 .2
14 .86 4,555 1 .50 1 .98 (c) 0 .84 117 .1
2 .50 4,940 1 .50 1 .92 (c) 0 .90 145 .3
( 4 .36 ) 4,054 1 .50 2 .16 (c) 0 .82 138 .7
( 7 .70 ) 4,739 1 .60 2 .30 (c) 0 .80 46 .8
6 .26 5,204 1 .60 2 .21 (c) 0 .61 45 .9
23 .48 2,699 1 .60 2 .92 (c) 0 .54 58 .8
3 .47 2,026 1 .60 2 .48 (c) 0 .61 49 .9
( 2 .23 ) 5,469 1 .60 2 .70 (c) 0 .63 62 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes expense reimbursement from Manager.

See accompanying notes.
181
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2019 $ 10.60 $ 0.43 $ 0.64 $ 1.07 ( $ 0.41) ( $ 0.41) $ 11.26
2018 10.65 0.42 (0.07) 0.35 (0.40) (0.40) 10.60
2017 11.03 0.40 (0.40) – (0.38) (0.38) 10.65
2016 10.20 0.38 0.82 1.20 (0.37) (0.37) 11.03
2015 10.09 0.42 0.10 0.52 (0.41) (0.41) 10.20

See accompanying notes.
182
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
10.36% $ 53,756 0.98% 0.86% (c) 1.09% (d) 4.01% 66.1%
3.37 46,667 1.00 0.90 (c) 1.02 (d) 3.94 76.0
0.13 40,758 0.95 0.89 (c) 0.95 (d) 3.83 67.9
11.94 49,208 0.95 0.90 (c) 0.97 (d) 3.52 53.5
5.17 22,568 0.96 0.90 (c) 1.10 (d) 4.06 54.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Excludes expense reimbursement from Manager.

See accompanying notes.
183
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2019 $ 11 .28 $ 0 .11 ( $ 0 .68 ) ( $ 0 .57 ) ( $ 0 .08 ) $ – ( $ 0 .08 ) $ 10 .63
2018 11 .74 0 .12 ( 0 .52 ) ( 0 .40 ) ( 0 .06 ) – ( 0 .06 ) 11 .28
2017 9 .07 0 .18 2 .52 2 .70 ( 0 .03 ) – ( 0 .03 ) 11 .74
2016 8 .55 0 .04 0 .56 0 .60 ( 0 .08 ) – ( 0 .08 ) 9 .07
2015(d) 10 .00 ( 0 .03 ) ( 1 .42 ) ( 1 .45 ) – – – 8 .55
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2019 17 .84 0 .28 ( 1 .92 ) ( 1 .64 ) ( 0 .35 ) ( 1 .89 ) ( 2 .24 ) 13 .96
2018 16 .57 0 .34 1 .92 2 .26 ( 0 .21 ) ( 0 .78 ) ( 0 .99 ) 17 .84
2017 14 .95 0 .35 1 .60 1 .95 ( 0 .33 ) – ( 0 .33 ) 16 .57
2016 12 .73 0 .34 2 .44 2 .78 ( 0 .30 ) ( 0 .26 ) ( 0 .56 ) 14 .95
2015 14 .34 0 .37 ( 1 .39 ) ( 1 .02 ) ( 0 .28 ) ( 0 .31 ) ( 0 .59 ) 12 .73
Class C shares
2019 17 .68 0 .17 ( 1 .90 ) ( 1 .73 ) ( 0 .24 ) ( 1 .89 ) ( 2 .13 ) 13 .82
2018 16 .43 0 .21 1 .90 2 .11 ( 0 .08 ) ( 0 .78 ) ( 0 .86 ) 17 .68
2017 14 .84 0 .23 1 .60 1 .83 ( 0 .24 ) – ( 0 .24 ) 16 .43
2016 12 .65 0 .24 2 .41 2 .65 ( 0 .20 ) ( 0 .26 ) ( 0 .46 ) 14 .84
2015 14 .26 0 .26 ( 1 .37 ) ( 1 .11 ) ( 0 .19 ) ( 0 .31 ) ( 0 .50 ) 12 .65

See accompanying notes.
184
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 4 .94 ) % $ 2,455 1 .66% 2 .78% (c) 1 .08% 59 .4%
( 3 .49 ) 4,384 1 .75 2 .28 (c) 0 .97 52 .3
29 .91 3,003 1 .75 5 .66 (c) 1 .83 66 .3
7 .03 401 1 .75 9 .54 (c) 0 .47 69 .0
( 14 .50 ) (e) ,(f) 210 1 .75 (g) 8 .96 (c) ,(g) ( 0 .50 ) (g) 86 .6 (g)
( 7 .83 ) 147,402 1 .13 1 .19 (c) 1 .91 21 .9
13 .93 214,620 1 .13 1 .15 (c) 1 .98 31 .5
13 .17 232,872 1 .17 – 2 .15 25 .5
22 .61 207,431 1 .17 – 2 .56 25 .8
( 7 .28 ) 167,966 1 .18 1 .18 (c) 2 .69 29 .3
( 8 .50 ) 118,135 1 .88 1 .92 (c) 1 .16 21 .9
13 .08 170,893 1 .88 1 .90 (c) 1 .23 31 .5
12 .37 178,599 1 .92 1 .92 (c) 1 .41 25 .5
21 .57 165,335 1 .94 1 .94 (c) 1 .79 25 .8
( 7 .95 ) 133,541 1 .97 1 .97 (c) 1 .90 29 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes expense reimbursement from Manager.
(d) Period from January 23, 2015, date operations commenced, through August 31, 2015.
(e) Total return amounts have not been annualized.
(f) During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(g) Computed on an annualized basis.

See accompanying notes.
185
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND(c)
Class A shares
2019 $ 10 .06 $ 0 .49 $ 0 .26 $ 0 .75 ( $ 0 .51 ) $ – ( $ 0 .51 ) $ 10 .30
2018 10 .53 0 .50 ( 0 .46 ) 0 .04 ( 0 .49 ) ( 0 .02 ) ( 0 .51 ) 10 .06
2017 10 .36 0 .49 0 .24 0 .73 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .53
2016 10 .24 0 .49 0 .19 0 .68 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .36
2015 10 .56 0 .50 ( 0 .13 ) 0 .37 ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 10 .24
Class C shares
2019 10 .05 0 .42 0 .25 0 .67 ( 0 .43 ) – ( 0 .43 ) 10 .29
2018 10 .52 0 .42 ( 0 .46 ) ( 0 .04 ) ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 10 .05
2017 10 .35 0 .42 0 .23 0 .65 ( 0 .39 ) ( 0 .09 ) ( 0 .48 ) 10 .52
2016 10 .23 0 .42 0 .19 0 .61 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 10 .35
2015 10 .55 0 .42 ( 0 .13 ) 0 .29 ( 0 .43 ) ( 0 .18 ) ( 0 .61 ) 10 .23

See accompanying notes.
186
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .80% $ 732,421 1 .06% 4 .96% 19 .8%
0 .32 655,225 1 .06 4 .83 12 .3
7 .31 732,471 1 .06 4 .81 16 .1
6 .89 883,381 1 .07 4 .83 13 .9
3 .67 712,591 1 .07 4 .79 16 .9
6 .97 469,674 1 .81 4 .21 19 .8
( 0 .44 ) 631,599 1 .81 4 .08 12 .3
6 .53 751,561 1 .81 4 .07 16 .1
6 .11 859,055 1 .81 4 .09 13 .9
2 .90 772,501 1 .82 4 .05 16 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.

Report of Independent Registered Public Accounting Firm
187
To the Shareholders of Class A and C shares of Blue Chip Fund, Diversified Real Asset Fund (consolidated), EDGE MidCap Fund, Global
Multi-Strategy Fund (consolidated), Global Opportunities Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin
Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund (formerly
Preferred Securities Fund) and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Blue Chip Fund, Diversified Real Asset Fund (consolidated), EDGE
MidCap Fund, Global Multi-Strategy Fund (consolidated), Global Opportunities Fund, International Small Company Fund, Opportunistic
Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities
Income Fund (formerly Preferred Securities Fund) (collectively referred to as the “Funds”), (10 of the portfolios constituting Principal Funds,
Inc. (the “Fund”)), including the schedules of investments, as of August 31, 2019, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (10 of the portfolios constituting the Fund) at August 31, 2019, and the results of their operations, cash flows, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits,
Individual portfolio constituting the
Funds
Statement of
operations
Statement of
cash flows
Statements of changes in
net assets
Financial highlights
Blue Chip Fund
Diversified Real Asset Fund
(consolidated)
Global Opportunities Fund
International Small Company Fund
Opportunistic Municipal Fund
Small-MidCap Dividend Income
Fund
Spectrum Preferred and Capital
Securities Income Fund (formerly
Preferred Securities Fund)
For the year
ended
August 31,
2019
N/A
For each of the two
years in the period
ended August 31, 2019
For each of the five years in the
period ended August 31, 2019
Global Multi-Strategy Fund
(consolidated)
For the year ended
August 31, 2019
For each of the two
years in the period
ended August 31, 2019
For each of the five years in the
period ended August 31, 2019
Origin Emerging Markets Fund
For the year
ended
August 31,
2019
N/A
For each of the two
years in the period
ended August 31, 2019
For each of the four years in the
period ended August 31, 2019 and
the period from January 23, 2015
(date operations commenced)
through August 31, 2015
EDGE MidCap Fund
For the year
ended
August 31,
2019
N/A
For each of the two
years in the period
ended August 31, 2019
For the period from December 31,
2018 (date share class operations
commenced) through August 31,
2019

Report of Independent Registered Public Accounting Firm
188
we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 24, 2019

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2019 (unaudited)
189
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to
August 31, 2019), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class A and Class C shares may be purchased through retirement plans. Such plans my impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value March 1,
2019
Ending
Account Value
August 31,
2019
Expenses Paid
During Period
March 1,
2019 to August
31, 2019
(a)
Beginning
Account
Value  March
1, 2019
Ending
Account Value
August 31,
2019
Expenses Paid
During Period
March 1,
2019 to August
31, 2019
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 1,136.51 $ 5.39 $ 1,000.00 $ 1,020.16 $ 5.09 1.00%
Class C 1,000.00 1,132.31 9.24 1,000.00 1,016.53 8.74 1.72
Diversified Real Asset Fund
Class A 1,000.00 1,011.71 6.19 1,000.00 1,019.06 6.21 1.22
Class C 1,000.00 1,008.25 9.97 1,000.00 1,015.27 10.01 1.97
EDGE MidCap Fund
Class A 1,000.00 1,052.63 5.69 1,000.00 1,019.66 5.60 1.10
Global Multi-Strategy Fund
Class A 1,000.00 1,031.01 20.48 1,000.00 1,005.04 20.22 4.00
Class C 1,000.00 1,027.92 24.08 1,000.00 1,001.46 23.76 4.71
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on
Shorts and Reverse Repurchase Agreement Expense)
Class A  1,000.00  1,031.00  10.44  1,000.00  1,014.79  10.41 2.04
Class C  1,000.00  1,027.90  14.06  1,000.00  1,011.17  14.04 2.75
Global Opportunities Fund
Class A 1,000.00 961.54 7.47 1,000.00 1,017.59 7.68 1.51
International Small Company Fund
Class A 1,000.00 1,012.65 8.12 1,000.00 1,017.14 8.13 1.60
Opportunistic Municipal Fund
Class A 1,000.00 1,085.44 4.94 1,000.00 1,020.47 4.79 0.94
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A  1,000.00  1,085.40  4.42  1,000.00  1,020.92  4.29 0.84

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2019 (unaudited)
190
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Actual Hypothetical
Beginning
Account
Value March 1,
2019
Ending
Account Value
August 31,
2019
Expenses Paid
During Period
March 1,
2019 to August
31, 2019
(a)
Beginning
Account
Value  March
1, 2019
Ending
Account Value
August 31,
2019
Expenses Paid
During Period
March 1,
2019 to August
31, 2019
(a)
Annualized
Expense
Ratio
Small-MidCap Dividend Income Fund
Class A $ 1,000.00 $ 994.74 $ 5.68 $ 1,000.00 $ 1,019.51 $ 5.75 1.13%
Class C 1,000.00 991.06 9.43 1,000.00 1,015.73 9.55 1.88
Spectrum Preferred and Capital
Securities Income Fund
Class A 1,000.00 1,067.20 5.42 1,000.00 1,019.96 5.30 1.04
Class C 1,000.00 1,062.97 9.41 1,000.00 1,016.08 9.20 1.81

191
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 129 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
1951
Retired. 129 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 129 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
129 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 129 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 129 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
129 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
129 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 129 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

192
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
129 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
129 None

193
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

194
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

195
does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2018, and the Statement of Additional Information
dated December 31, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

196
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) a management agreement between PFI and Principal Global Investors, LLC ( “PGI” or the “Manager”) and a sub-advisory agreement between Manager and Columbus
Circle Investors (“CCI”) for the newly established Small-MidCap Growth Fund; (2) an amended management agreement between PFI and the Manager with respect to the Bond Market Index Fund; (3) an amended sub-advisory agreement between the Manager and BNP Parabis
Asset Management USA, Inc. (“BNP Parabis”) with respect to the Diversified Real Asset Fund.; and (4) a sub-advisory agreement between
Manager and Gotham Asset Management, LLC (“Gotham”) with respect to the equity long/short investment sleeve of the Global Multi-
Strategy Fund.
CCI Sub-Advisory Agree ment and PGI Management Agreement –
Small-MidCap Growth Fund
On March 12, 2019, the Board considered whether to approve (1) a management agreement (the “Management Agreement”) between PFI, for the newly established Small-MidCap Growth Fund, and the Manager and (2) a sub-advisory agreement (the “Sub-Advisory Agreement”)
between the Manager and Columbus Circle Investors (the “Sub-Advisor”) with respect to the Fund. The Management Agreement and the
Sub-Advisory Agreement are together referred to as the “Advisory Agreements.”
With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing series of PFI; that the Manager and Principal Management Corporation, the previous investment adviser to PFI, Principal
Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds (collectively, the “Principal Funds”), which merged with and into the
Manager on May 1, 2017, have had a long-term relationship with the Principal Funds, all of which are also overseen by the Directors, and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services expected to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2018 annual renewal of the management agreements for the other
Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under its due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal
Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services for other series of Principal
Funds, and that the Board had reviewed and had approved for renewal those sub-advisor agreements at its September 2018 Board meeting.
In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Sub-Advisor to the Fund under the Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance
Because the Fund is a newly created series, the Board did not review performance of the Fund as no track record was available. The Board reviewed the historical one , three , five and ten year performance, gross and net of proposed fees, as of December 31, 2018 of the Sub-
Advisor in a composite managed in accordance with the proposed investment strategy for the Fund, as compared to a relevant benchmark index and a relevant Morningstar category. The Board also reviewed the historical annual performance of the Sub-Advisor’s composite for each of the last ten calendar years, gross and net of proposed fees, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Sub-Advisor. The Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board

197
noted that the proposed management fee schedule includes breakpoints and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.
With respect to the sub-advisory fee proposed to be paid to the Sub-Advisor, the Board noted that the Manager compensates the Sub-Advisor, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board concluded that, although the proposed sub-advisory fee schedule for the Fund does not include breakpoints, the Sub-Advisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it does not offer other clients a lower fee for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive.
In evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board also reviewed the anticipated expense ratio of the Institutional Class shares of the Fund and considered that the Manager proposed to cap the total expense ratios for that class at a specified level until December 31, 2020. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees for the Fund were reasonable.
Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Manager and Sub-Advisor. The Board noted that the Sub-Advisor intends to use Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fee for the Fund was reasonable.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.
PFI and PGI Management Agreement - Bond Market Index Fund
On March 12, 2019, the Board considered whether to amend the management agreement (the “Management Agreement”) between PFI, for the Bond Market Index Fund, and the Manager in connection with a proposed management fee schedule change that would result in a reduction in the management fee rate at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed change in the management fee schedule. The Board considered the Manager’s representation that the change in the management fee schedule would not reduce the quality or quantity of the services the Manager provides to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management
Agreement other than to the fee schedule.
The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager under the Management Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended
Management Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Management
Agreement.
BNP Paribas Sub-advisory Agreement – Diversified Real Asset Fund
On June 11, 2019, the Board considered whether to amend a sub-advisory agreement (the “Sub Advisory Agreement”) between the Manager and BNP Paribas Asset Management USA (the “Sub-Advisor”) in connection with a proposed sub advisory fee schedule change in a manner that would decrease the sub-advisory fee rate at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-Advisory Agreement and noted that because the sub-advisory fee was paid by the Manager, the amendment of the sub-advisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-Advisory Agreement other than the amendment of the sub advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded,

198
based upon the information provided, that the terms of the Sub Advisory Agreement were reasonable and that approval of the Sub-Advisory
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Sub-
Advisory Agreement.
Gotham Sub-Advisory Agreement - Global Multi-Strategy Fund
On June 11, 2019, the Board considered whether to approve a sub-advisory agreement (the “Sub Advisory Agreement”) between the Manager and Gotham Asset Management, LLC (the “Sub-Advisor”) with respect to the Global Multi-Strategy Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services to an investment sleeve of another PFI fund, and that the Board had reviewed and had approved for renewal that sub-advisory agreement at its September 2018 Board meeting. In addition, the Board considered the manager’s program for recommending, monitoring and replacing sub-advisors and that the
Manager recommended the Sub-Advisor based upon that program.
Investment Performance
The Board reviewed the historical one year and since inception (July 11, 2016) performance returns, standard deviation and Sharpe ratio, gross and net of proposed fees, as of March 31, 2019 of the investment sleeve that the Sub-Advisor currently manages for another PFI fund in accordance with the proposed investment strategy for the equity long/short investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to the historical performance returns, standard deviation and Sharpe ratio of a relevant benchmark index and a relevant
Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it does not have any advisory clients that benefit from lower fees for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.
Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted that the
Sub-Advisor does not intend to engage in soft dollar trading. The Board further noted the Manager’s statement that there would be no known fall-out benefits.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory
Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

199
Special Meeting of Shareholders
Principal Funds, Inc.
Held April 25, 2019
1. Election of Board of Directors.
2. Approval of the new sub-advisory agreement with Principal Real Estate Investors, LLC for the following fund:
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
For Withheld
Ballantine
12,736,375,875.836 392,415,903.137
Barnes
12,721,375,051.848 407,416,727.125
Damos
12,700,790,898.144 428,000,880.829
Grimmett
12,716,449,359.614 412,342,419.359
Hirsch
12,711,116,734.002 417,675,044.971
Huang
12,731,541,889.427 397,249,889.546
McMillan
12,751,851,243.595 376,940,535.378
Nickels
12,760,972,969.127 367,818,809.846
VanDeWeghe
12,745,791,367.482 383,000,411.491
Beer
12,706,497,212.449 422,294,566.524
Dunbar
12,712,526,433.112 416,265,345.861
Halter
12,710,379,929.381 418,411,849.592
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 136,796,144.754 3,882,674.786 1,481,099.184 16,421,817.302
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,129,246.438 1,932,867.779 4,236,031.436 15,444,143.802
Bond Market Index Fund 155,482,613.846 10,675,579.074 5,849,780.211 960,716.955
Diversified Real Asset Fund 188,378,465.993 8,352,151.397 4,836,662.864 15,871,958.946
Global Multi-Strategy Fund 145,821,000.499 311,316.749 307,876.853 22,340,162.495
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Equity Index Fund 83,210,093.597 21,697,341.504 236,159.389 1,615,727.372
Opportunistic Municipal Fund 4,414,308.638 324,469.063 78,150.207 2,987,888.927
Spectrum Preferred and Capital
Securities Income Fund 279,784,329.597 3,032,613.216 11,384,372.585 66,532,409.912
Small- MidCap Dividend Income Fund 95,499,286.070 574,582.204 357,739.060 36,314,026.876
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,075,613.251 1,949,270.940 4,273,261.462 15,444,143.802
Bond Market Index Fund 158,181,200.517 7,976,992.404 5,849,780.211 960,716.955
Diversified Real Asset Fund 188,391,939.036 8,323,106.178 4,852,235.040 15,871,958.946
Global Multi-Strategy Fund 145,795,945.578 330,362.267 313,886.256 22,340,162.495
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Equity Index Fund 83,210,093.597 20,145,808.862 1,787,692.032 1,615,727.372
Opportunistic Municipal Fund 4,548,827.050 181,417.527 86,683.331 2,987,888.927
Spectrum Preferred and Capital
Securities Income Fund 279,727,786.346 3,103,739.370 11,369,789.682 66,532,409.912
Small- MidCap Dividend Income Fund 95,446,871.778 604,407.156 380,328.400 36,314,026.876
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,202,256.021 1,141,275.835 4,954,613.797 15,444,143.802
Bond Market Index Fund 159,499,946.700 3,346,880.659 9,161,145.772 960,716.955
Capital Securities Fund 54,737,932.505 - 4,661.000 108,192.000
Diversified Real Asset Fund 195,943,515.974 807,627.258 4,816,137.022 15,871,958.946
EDGE MidCap Fund 46,363,225.340 29,830.504 - 759,038.574
Global Multi-Strategy Fund 145,860,568.565 248,303.500 331,322.036 22,340,162.495

200
6c. Approval of an amended fundamental investment restriction relating to concentration for the following funds:
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 20, 2019 (Related to Proposals adjourned at April 25, 2019 meeting)
2. Approval of the new sub-advisory agreement with Principal Real Estate Investors, LLC for the following fund:
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
For Against Abstain Broker Non-Vote
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Equity Index Fund 83,535,420.458 21,154,457.654 453,716.378 1,615,727.372
International Small Company Fund 73,938,256.606 2,645,337.577 118,239.198 1,950,984.332
Opportunistic Municipal Fund 4,518,757.428 170,614.804 127,555.676 2,987,888.927
Origin Emerging Markets Fund 48,968,329.710 - 70,600.121 244,698.196
Small- MidCap Dividend Income Fund 95,739,285.891 296,146.314 396,175.129 36,314,026.876
Spectrum Preferred and Capital
Securities Income Fund 280,738,473.471 1,831,098.927 11,631,743.000 66,532,409.912
SystematEx International Fund 5,185,861.458 - - -
Multi-Manager Equity Long/Short Fund 26,368,088.017 - - 1,256.597
SystematEx Large Value Fund 775,620.522 - - -
Real Estate Debt Income Fund 12,931,711.977 - - 693,190.305
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,173,159.198 1,136,442.610 4,988,563.845 15,444,143.802
EDGE MidCap Fund 46,363,225.340 29,830.504 - 759,038.574
Global Multi-Strategy Fund 145,816,458.942 296,795.335 326,939.824 22,340,162.495
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Small Company Fund 74,007,916.448 2,575,677.735 118,239.198 1,950,984.332
Multi-Manager Equity Long/Short Fund 26,368,088.017 - - 1,256.597
Opportunistic Municipal Fund 4,495,544,349 177,661.869 143,721.690 2,987,888.927
Origin Emerging Markets Fund 48,968,329.710 - 70,600.121 244,698.196
Small- MidCap Dividend Income Fund 95,684,533.913 330,731.888 416,341.533 36,314,026.876
SystematEx International Fund 5,185,861.458 - - -
SystematEx Large Value Fund 775,620.522 - - -
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 193,224,143.735 3,572,326.738 4,770,809.781 15,871,958.946
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 188,378,465.993 8,352,151.397 4,836,662.864 15,871,958.946
Opportunistic Municipal Fund 4,414,223.944 324,537.318 78,166.646 2,987,888.927
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 188,391,939.036 8,323,106.178 4,852,235.040 15,871,958.946
Opportunistic Municipal Fund 4,548,770.652 181,455.690 86,701.566 2,987,888.927
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 195,943,515.974 807,627.258 4,816,137.022 15,871,958.946
Opportunistic Municipal Fund 4,518,694.705 170,650.694 127,582.509 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,495,476.743 177,699.242 143,751.923 2,987,888.927

201
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019 (Related to Proposals adjourned at April 25, 2019 and June 20, 2019 meetings)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,414,308.638 324,469.063 78,150.207 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,548,827.050 181,417.527 86,683.331 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,518,757.428 170,614.804 127,555.676 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,495,544.349 177,661.869 143,721.690 2,987,888.927

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2019 (unaudited)
202
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31,
2019 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2019 , that qualifies for the DRD are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2019 , are as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Blue Chip Fund 99.11%
Diversified Real Asset Fund 11.93
EDGE MidCap Fund 96.29
Global Multi-Strategy Fund 9.96
Global Opportunities Fund 42.37
International Small Company Fund 0.00
Origin Emerging Markets Fund 0.00
Small-MidCap Dividend Income Fund 75.97
Spectrum Preferred and Capital Securities Fund 36.71
QDI
Blue Chip Fund 100.00%
Diversified Real Asset Fund 48.27
EDGE MidCap Fund 100.00
Global Multi-Strategy Fund 22.19
Global Opportunities Fund 85.48
International Small Company Fund 52.95
Origin Emerging Markets Fund 92.22
Small-MidCap Dividend Income Fund 94.33
Spectrum Preferred and Capital Securities Fund 68.41
Foreign Taxes
Per Share
International Small Company Fund $ 0.0228
Origin Emerging Markets Fund 0.0302

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2019 Principal Financial Services, Inc. | FV689-09 | 08/2019 | 921108

Principal Capital Securities Fund
Class S Shares
Annual Report
August 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Capital Securities Fund 2
Financial Statements 3
Notes to Financial Statements 6
Schedule of Investments 12
Financial Highlights (includes performance information) 18
Report of Independent Registered Public Accounting Firm 20
Shareholder Expense Example 21
Supplemental Information 22

1
Economic & Financial Market Review
More than 30 central banks have sliced interest rates this year, from Botswana to New Zealand to China, with more cuts coming. At Jackson
Hole, Federal Reserve (Fed) Chair Jerome Powell ditched language about a “mid-cycle adjustment” in fed funds, indicating that policy would adapt to incoming data, while noting that prior weeks had been “eventful.” Under pressure from negative interest rates, bank stock indices in
Europe and Japan are plummeting to 20-year lows. A robust U.S. dollar is putting pressure on Argentina and other emerging markets. Still, an encouraging Presidential tweet or lack of Chinese retaliation can turn a vicious down day into a surging rally.
Signs of progress are popping up. The six regional U.S. manufacturing company surveys upgraded in August with five showing expansion versus only two in July. Bank loans are rising. Second quarter corporate profits jumped 5.1% and are now up 2.2% over the prior year, no longer a recession indicator. Consumer spending is robust, up 2.7% over last year and appears on track for a strong gain this quarter. Gas prices are falling, helping budgets. The household saving rate is 7.7%; balance sheets are in fine shape.
Even in beleaguered Europe, where the business confidence shock was the worst, data is trending modestly positive. The European Economic
Sentiment Indicator rose a few ticks. The composite Eurozone business survey rose in August to a decent 51.8, still above a January low. The drop in the jobless rate to a decade low 7.5% has been broad-based. Asian Emerging Markets may also be on the mend with better export and production data, especially in Singapore, South Korea, and Taiwan. Mainland China business surveys for August improved for both services and manufacturing and are trending modestly higher. Global companies most exposed to China are outperforming. Local Chinese equity indices had better returns in August than major U.S. indices. In Japan, the economy has been struggling ahead of the scheduled October rise in the Value-Added-Tax. The U.S. and Japan will formally sign a trade agreement at the end of September, which should be positive for both signatories.
The most disturbing feature of the year to date has been the relentless nose-dive in long-term safe-haven bond yields. From a peak of 2.8%
last January, yields on 10-year U.S. treasury bonds ended August at 1.5%. Similar maturity German bund yields plummeted from 0.3% to
0.7%. Long-bond yields are too low even for the current environment, but they will likely not advance without clear evidence of a pickup in growth. August was an ugly month for investors who were not overweight defensive stocks or mostly in bonds. Beyond that, government bond yields are surely tracing out a trough that will hold into 2021. Inflation has been weak this year as world growth slowed the last
18 months. Any recovery would push inflation higher. Regarding equities, most world stock indices are ahead for the year, thanks to the turnaround in central bank intentions and the collapse in interest rates.
*All data cited from Bloomberg unless otherwise stated and commentary from August 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist..

2
Capital Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852 .
Average Annual Total Returns*
as of
August 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Capital Securities Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. It may invest up to 100% of its assets in below investment grade (sometimes called
"junk") preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global, provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB, or higher by S&P Global or Baa3 or higher by Moody's.
Long-term rates have fallen and spreads have tightened given the markets expectation for rate cuts and quantitative easing from central banks.
This has been positive for assets with duration like preferreds. European bank AT1 Coco's have performed strongly given their subordination premiums and coupon income in a rallying interest rate environment. The decision to increase AT1 Coco holdings over the course of the year has served the portfolio well. Insurance hybrids performed strongly given their longer-dated structures. Legacy Tier1 bonds rallied given the possibility of liability management as Tier1 capital will be written to zero by the end of 2021. In an environment where long-term rates were falling, the floating rate paper was a drag on performance. Investors soured on floaters given the outlook for rate cuts from the Federal
Reserve. High coupon/short call legacy Tier1 bonds specifically from Groupe BPCE and Credit Agricole relatively underperformed given their short-duration in a falling long-term rate environment.
Value of a $10,000 Investment* March 14, 2014 - August 31, 2019
1-Year 5-Year Since Inception Inception Date
Class S Shares 8.39% 5.75% 5.84% 3/14/14
*Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
**Performance shown for the benchmark is calculated from 2/28/2014 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Securities described in the fund commentary may no longer be held in the fund.

Statement of Assets and Liabilities
Principal Funds, Inc.
August 31, 2019
3
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ......................................................................................................................
$ 622,132
Investment in affiliated Funds--at cost ...............................................................................................................
$ 16,563
Assets
Investment in securities--at value  ...................................................................................................................... $ 629,965
(a)
Investment in affiliated Funds--at value ................................................................................................................ 16,563
Receivables:
Dividends and interest ............................................................................................................................. 9,054
Expense reimbursement from Manager ........................................................................................................... 27
Fund shares sold ................................................................................................................................... 3,351
Total Assets   658,960
Liabilities
Accrued transfer agent fees ............................................................................................................................. 37
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 36
Accrued other expenses ................................................................................................................................. 6
Deposits from counterparty ............................................................................................................................. –
Payables:
Fund shares redeemed ............................................................................................................................. 14
Investment securities purchased .................................................................................................................. 7,201
Collateral obligation on securities loaned, at value ..................................................................................................... 3,233
Total Liabilities
10,528
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 648,432
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 639,061
Total distributable earnings (accumulated loss) .........................................................................................................
9,371
Total Net Assets
$ 648,432
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 500,000
Net Asset Value Per Share:
Class S : Net Assets ...................................................................................................................................... $ 648,432
Shares Issued and Outstanding .................................................................................................................... 63,749
Net Asset Value per share .........................................................................................................................
$ 10 .17
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Year Ended August 31, 2019
4
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ...................................................................................................................... $ 230
Dividends .............................................................................................................................................. 1,983
Interest ................................................................................................................................................. 31,065
Securities lending - net ................................................................................................................................
4
Total Income 33,282
Expenses:
Registration fees - Class S ............................................................................................................................ 17
Shareholder meeting expense - Class S ............................................................................................................... 5
Shareholder reports - Class S ......................................................................................................................... 7
Transfer agent fees - Class S .......................................................................................................................... 201
Chief compliance officer expenses .................................................................................................................... 1
Custodian fees ......................................................................................................................................... 8
Directors' expenses .................................................................................................................................... 11
Professional fees ...................................................................................................................................... 43
Other expenses ........................................................................................................................................ 10
Total Gross Expenses 303
Less: Reimbursement from Manager - Class S ....................................................................................................... 303
Total Net Expenses –
Net Investment Income (Loss) 33,282
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (2,808)
Net change in unrealized appreciation/depreciation of:
Investments ............................................................................................................................................ 17,274
Net Realized and Unrealized Gain (Loss) on Investments 14,466
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 47,748

Statement of Changes in Net Assets
Principal Funds, Inc.
5
See accompanying notes.
Amounts in thousands Capital Securities Fund
Year Ended
August 31, 2019
Year Ended
August 31, 2018
Operations
Net investment income (loss) ....................................................................................................... $ 33,282 $ 28,369
Net realized gain (loss) on investments ............................................................................................ (2,808) 470
Net change in unrealized appreciation/depreciation of investments ................................................................
17,274 (24,943)
Net Increase (Decrease) in Net Assets Resulting from Operations 47,748 3,896
Dividends and Distributions to Shareholders
(a)
From net investment income and net realized gain on investments ................................................................ (32,876) (26,567)
Total Dividends and Distributions (32,876) (26,567)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
89,114 110,028
Total Increase (Decrease) in Net Assets 103,986 87,357
Net Assets
(b)
Beginning of period .................................................................................................................
544,446 457,089
End of period .......................................................................................................................
$ 648,432 $ 544,446
Class S
Capital Share Transactions:
Year Ended August 31, 2019
Dollars:
Sold ........................................................................................................... $ 225,728
Reinvested ...................................................................................................... 21,352
Redeemed .......................................................................................................
(157,966)
Net Increase (Decrease) .............................................................................................
$ 89,114
Shares:
Sold ........................................................................................................... 23,051
Reinvested ...................................................................................................... 2,184
Redeemed .......................................................................................................
(16,226)
Net Increase (Decrease) .............................................................................................
9,009
Year Ended August 31, 2018
Dollars:
Sold ........................................................................................................... $ 243,335
Reinvested ...................................................................................................... 18,902
Redeemed .......................................................................................................
(152,209)
Net Increase (Decrease) .............................................................................................
$ 110,028
Shares:
Sold ........................................................................................................... 23,866
Reinvested ...................................................................................................... 1,858
Redeemed .......................................................................................................
(14,914)
Net Increase (Decrease) .............................................................................................
10,810
Distributions:
Year Ended August 31, 2019
From net investment income and net realized gain on investments ............................................................... $ (32,876)
Total Dividends and Distributions
$ (32,876)
Year Ended August 31, 2018
From net investment income .......................................................................................... $ (26,567)
From net realized gain on investments ................................................................................... –
Total Dividends and Distributions ......................................................................................
$ (26,567)
(a)
For the year ended August 31, 2018, dividends and distributions to shareholders totaled $26,567 from net investment income.
(b)
As of August 31, 2018, undistributed (overdistributed) net investment income (loss) totaled $4,619.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
6
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the
“fund”) are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946,
Financial Services - Investment Companies . The fund has not provided financial support, and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The fund may invest in the Institutional shares of Principal Government Money Market Fund (“Underlying Fund”),
another series the Fund. Investments in the Underlying Fund are valued at the closing net asset value per share of the Underlying Fund on the day of valuation.
The fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other Fund expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the Underlying
Fund in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Fund.
Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales and certain preferred securities, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
7
of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended August 31, 2019 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years 2016 – 2018.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. Effective August 17, 2018, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification . The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of August 31, 2019, the fund has adopted the new amendments.
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13 Fair Value
Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement , which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of August 31, 2019, the fund has adopted the removal and modification of disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The fund has adopted the new amendment as of September 1, 2019. The adoption of the ASU will result in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statement of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment does not impact the fund’s net assets.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the SEC, the fund and other registered investment companies managed by the
Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds
Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). The interest income received is included in interest income on the statement of operations. The interest expense associated with this borrowing is included in other expenses on the statement of operations. There were no outstanding borrowings as of August 31, 2019 .
During the year ended August 31, 2019, the fund’s lending to the Facility was as follows (amounts in thousands):
During the year ended August 31, 2019, the fund’s borrowing from the Facility was as follows (amounts in thousands):
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of 0.15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statement of operations.
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Capital Securities Fund $ 12 2.91%
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
Capital Securities Fund $ 149 2.91%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
8
During the year ended August 31, 2019, the fund’s borrowing against the line of credit was as follows (amounts in thousands):
Contingent Convertible Securities. The fund invests in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default.
To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending. To earn additional income, the fund may lend portfolio securities to approved brokerage firms. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statement of operations. As of August 31, 2019, the fund had securities on loan as follows (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Average Daily
Borrowing Balance
Weighted Average
Annual Interest Rate
Capital Securities Fund $ 10 3.46%
Market Value Collateral Value
Capital Securities Fund $ 3,1 14 $ 3,233
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
9
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”), who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
10
The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statement of operations.
6. Investment Transactions
For the year ended August 31, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2019 and August 31,
2018 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2019, the components of distributable earnings/(deficit) on a federal tax basis were as follows
(amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 596,832 $ — $ 596,832
Investment Companies 19,796 — — 19,796
Preferred Stocks
Communications — 7,604 — 7,604
Energy 4,607 — — 4,607
Financial 10,832 — — 10,832
Government 1,080 5,777 — 6,857
Total investments in securities $ 36,315 $ 610,213 $ — $ 646,528
Purchases Sales
Capital Securities Fund $ 167,531 $ 80,952
Ordinary Income
2019 2018
Capital Securities Fund $ 32,876 $ 26,567
Undistributed
Ordinary
Income
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other Temporary
Differences
*
Total Accumulated
Earnings (Deficit)
Capital Securities Fund $ 325 $ (3,489) $ 7,432 $ 5,103 $ 9,371
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2019
11
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At August 31, 2019, the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2019 , the fund did not utilize any capital loss carryforwards.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2019, the fund recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At August 31, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Short-Term Long-Term Total
Capital Securities Fund $ 377 $ 3,112 $ 3,489
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Capital Securities Fund $ (21) $ 21
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation/
(Depreciation)
Cost for Federal
Income Tax
Purposes
Capital Securities Fund $ 17,944 $ (10,512) $ 7,432 $ 639,096
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
August 31, 2019
See accompanying notes.
12
INVESTMENT COMPANIES - 3.06% Shares Held Value (000's)
Money Market Funds - 3.06%
BlackRock Liquidity FedFund 2.01%
(a),(b)
3,232,736 $ 3,233
Principal Government Money Market Fund
1.97%
(a),(c)
16,563,491 16,563
$ 19,796
TOTAL INVESTMENT COMPANIES $ 19,796
PREFERRED STOCKS - 4.61% Shares Held Value (000's)
Banks - 1.34%
Fifth Third Bancorp 6.63%, 12/31/2023
(d)
98,638 $ 2,777
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(d ),( e)
45,549 1,195
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d)
74,644 1,973
KeyCorp 6.13%, 12/15/2026
(d)
33,943 955
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(d)
33,583 974
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(d)
30,000 794
$ 8,668
Insurance - 0.12%
Voya Financial Inc 5.35%, 09/15/2029
(d)
30,000 821
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Pipelines - 0.71%
Enbridge Inc 6.38%, 04/15/2078 165,000 4,607
3 Month USD LIBOR + 3.59%
REITs - 0.21%
Kimco Realty Corp 5.25%, 12/20/2022
(d)
42,300 1,085
Vornado Realty Trust 5.70%, 10/03/2019
(d)
10,200 258
$ 1,343
Sovereign - 1.06%
CoBank ACB 6.13%, 01/01/2020
(d)
6,000 606
CoBank ACB 6.20%, 01/01/2025
(d)
10,000 1,080
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(d)
38,800 4,103
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d ),( f)
10,000 1,068
3 Month USD LIBOR + 4.01%
$ 6,857
Telecommunications - 1.17%
Centaur Funding Corp 9.08%, 04/21/2020
(f)
7,329 7,604
TOTAL PREFERRED STOCKS $ 29,900
BONDS - 92.04%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.90%
General Motors Financial Co Inc
5.75%, 12 /31/2049
(d),(g)
$ 6,300 $ 5,859
3 Month USD LIBOR + 3.60%
Banks - 47.90%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12 /31/2049
(d),(f),(g)
1,900 2,099
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12 /31/2049
(d),(g),(h)
6,400 6,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Bank of America Corp
6.25%, 12 /31/2049
(d),(g)
2,000 2,180
3 Month USD LIBOR + 3.71%
6.30%, 12 /31/2049
(d),(g)
2,000 2,257
3 Month USD LIBOR + 4.55%
6.50%, 12 /31/2049
(d),(g)
3,000 3,360
3 Month USD LIBOR + 4.17%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
4.62%, 12 /31/2049
(d),(g)
$ 14,000 $ 14,070
3 Month USD LIBOR + 3.13%
4.95%, 12 /31/2049
(d),(g)
8,100 8,258
3 Month USD LIBOR + 3.42%
Barclays Bank PLC
6.28%, 12 /29/2049
(d),(g)
5,450 5,708
3 Month USD LIBOR + 1.55%
10.18%, 06 /12/2021
(f)
3,000 3,364
10.18%, 06 /12/2021 900 1,009
Barclays PLC
6.63%, 12 /31/2049
(d),(e),(g)
636 637
USD Swap Semi-Annual 5 Year + 5.02%
BB&T Corp
4.80%, 12 /31/2049
(d),(g)
17,000 17,127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
BNP Paribas SA
7.20%, 06 /29/2049
(d),(f),(g)
3,300 3,655
3 Month USD LIBOR + 1.29%
7.63%, 12 /31/2049
(d),(f),(g)
1,000 1,057
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12 /31/2049
(d),(g)
1,900 2,009
USD Swap Semi-Annual 5 Year + 6.31%
BPCE SA
12.50%, 08 /29/2049
(d),(f),(g)
900 909
3 Month USD LIBOR + 12.98%
12.50%, 08 /29/2049
(d),(g)
4,177 4,217
3 Month USD LIBOR + 12.98%
Citigroup Inc
5.95%, 12 /31/2049
(d),(g)
1,000 1,019
3 Month USD LIBOR + 4.10%
6.13%, 12 /31/2049
(d),(g)
6,000 6,172
3 Month USD LIBOR + 4.48%
6.25%, 12 /31/2049
(d),(g)
1,500 1,680
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
5.50%, 12 /31/2049
(d),(g)
5,490 5,531
3 Month USD LIBOR + 3.96%
6.00%, 12 /31/2049
(d),(g)
3,184 3,244
3 Month USD LIBOR + 3.00%
6.38%, 12 /31/2049
(d),(g)
3,500 3,657
3 Month USD LIBOR + 3.16%
Commerzbank AG
8.13%, 09 /19/2023
(f)
500 581
Corestates Capital III
2.73%, 02 /15/2027
(f)
22,771 21,120
3 Month USD LIBOR + 0.57%
Credit Agricole SA
8.13%, 12 /31/2049
(d),(f),(g)
2,232 2,602
USD Swap Semi-Annual 5 Year + 6.19%
8.38%, 12 /31/2049
(d),(f),(g)
1,250 1,257
3 Month USD LIBOR + 6.98%
Credit Suisse AG
6.50%, 08 /08/2023 600 668
Credit Suisse Group AG
6.25%, 12 /31/2049
(d),(f),(g)
6,090 6,427
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12 /31/2049
(d),(f),(g)
5,000 5,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12 /31/2049
(d),(f),(g)
6,250 6,897
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12 /31/2049
(d),(g)
6,600 6,487
USD Swap Semi-Annual 7 Year + 3.90%
Dresdner Funding Trust I
8.15%, 06 /30/2031
(f)
400 541

Schedule of Investments
Capital Securities Fund
August 31, 2019
See accompanying notes.
13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
5.38%, 12 /31/2049
(d),(g)
$ 2,000 $ 2,020
3 Month USD LIBOR + 3.92%
5.50%, 12 /31/2049
(d),(e),(g)
2,000 2,095
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 12 /29/2049
(d),(f),(g)
1,700 2,742
3 Month USD LIBOR + 4.98%
10.18%, 12 /29/2049
(d),(g)
4,400 7,098
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12 /31/2049
(d),(g)
3,000 3,007
USD Swap Rate NY 5 Year + 3.75%
6.50%, 12 /31/2049
(d),(g)
500 514
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12 /31/2049
(d),(g)
6,900 7,229
USD Swap Rate NY 5 Year + 5.51%
ING Groep NV
6.50%, 12 /31/2049
(d),(g)
500 521
USD Swap Semi-Annual 5 Year + 4.45%
JPMorgan Chase & Co
5.30%, 12 /31/2049
(d),(g)
5,000 5,069
3 Month USD LIBOR + 3.80%
6.75%, 12 /31/2049
(d),(g)
2,000 2,228
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12 /31/2049
(d),(g)
4,000 4,090
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
3.06%, 07 /01/2028 2,000 1,799
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07 /15/2029 1,500 1,987
Lloyds Bank PLC
12.00%, 12 /29/2049
(d),(f),(g)
3,100 3,729
3 Month USD LIBOR + 11.76%
12.00%, 12 /29/2049
(d),(g)
5,500 6,615
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 01 /29/2049
(d),(f),(g)
1,200 1,253
3 Month USD LIBOR + 1.50%
7.50%, 12 /31/2049
(d),(g)
4,300 4,445
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12 /31/2049
(d),(g)
6,600 6,831
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12 /31/2049
(d),(g)
4,000 4,190
3 Month USD LIBOR + 3.52%
6.45%, 12 /31/2049
(d),(g)
1,300 1,411
3 Month USD LIBOR + 3.61%
Nordea Bank Abp
6.13%, 12 /31/2049
(d),(f),(g)
4,300 4,434
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12 /31/2049
(d),(f),(g)
13,400 14,305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12 /31/2049
(d),(g)
9,015 9,128
3 Month USD LIBOR + 3.20%
NTC Capital I
2.82%, 01 /15/2027 1,250 1,168
3 Month USD LIBOR + 0.52%
NTC Capital II
2.89%, 04 /15/2027 1,200 1,121
3 Month USD LIBOR + 0.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Capital Trust C
3.09%, 06 /01/2028 $ 3,000 $ 2,779
3 Month USD LIBOR + 0.57%
RBS Capital Trust II
6.43%, 12 /29/2049
(d),(g)
600 792
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
4.65%, 03 /29/2049
(d)
1,000 933
3 Month USD LIBOR + 2.32%
7.50%, 12 /31/2049
(d),(g)
4,896 4,974
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 08 /29/2049
(d),(g)
1,800 2,412
3 Month USD LIBOR + 2.50%
8.00%, 12 /31/2049
(d),(g)
1,000 1,065
USD Swap Semi-Annual 5 Year + 5.72%
Skandinaviska Enskilda Banken AB
5.63%, 12 /31/2049
(d),(g)
200 203
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 12 /31/2049
(d),(f),(g)
2,000 2,105
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12 /31/2049
(d),(f),(g)
5,000 5,256
USD Swap Semi-Annual 5 Year + 6.24%
8.00%, 12 /31/2049
(d),(f),(g)
3,500 3,911
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.50%, 12 /31/2049
(d),(g)
1,500 1,509
USD Swap Semi-Annual 5 Year + 4.89%
7.01%, 07 /29/2049
(d),(f),(g)
7,800 8,795
3 Month USD LIBOR + 1.46%
7.50%, 12 /31/2049
(d),(f),(g)
1,300 1,360
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12 /31/2049
(d),(f),(g)
1,000 1,070
USD Swap Semi-Annual 5 Year + 5.72%
SunTrust Capital I
2.83%, 05 /15/2027 4,500 4,174
3 Month USD LIBOR + 0.67%
SunTrust Capital III
3.06%, 03 /15/2028 1,000 925
3 Month USD LIBOR + 0.65%
Swedbank AB
6.00%, 12 /31/2049
(d),(g)
4,400 4,488
USD Swap Semi-Annual 5 Year + 4.11%
UBS Group Funding Switzerland AG
6.88%, 12 /31/2049
(d),(g)
9,200 9,814
USD Swap Semi-Annual 5 Year + 4.59%
7.00%, 12 /31/2049
(d),(f),(g)
1,400 1,484
USD Swap Semi-Annual 5 Year + 4.34%
US Bancorp
5.12%, 12 /31/2049
(d),(g)
2,000 2,043
3 Month USD LIBOR + 3.49%
$ 310,562
Diversified Financial Services - 3.39%
American Express Co
4.90%, 12 /31/2049
(d),(g)
4,500 4,500
3 Month USD LIBOR + 3.29%
Capital One Financial Corp
5.55%, 12 /31/2049
(d),(g)
4,000 4,045
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 02 /28/2049
(d),(g)
5,813 6,365
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
4.88%, 12 /31/2049
(d),(f),(g)
7,000 7,053
3 Month USD LIBOR + 3.17%
$ 21,963

Schedule of Investments
Capital Securities Fund
August 31, 2019
See accompanying notes.
14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 3.73%
Dominion Energy Inc
5.75%, 10 /01/2054
(g)
$ 6,775 $ 7,178
3 Month USD LIBOR + 3.06%
Emera Inc
6.75%, 06 /15/2076
(g)
10,000 10,875
3 Month USD LIBOR + 5.44%
National Rural Utilities Cooperative Finance Corp
5.25%, 04 /20/2046
(g)
700 741
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
4.39%, 10 /01/2066 4,500 3,772
3 Month USD LIBOR + 2.07%
4.54%, 06 /15/2067 580 489
3 Month USD LIBOR + 2.13%
4.80%, 12 /01/2077
(g)
250 250
3 Month USD LIBOR + 2.41%
PPL Capital Funding Inc
4.99%, 03 /30/2067 1,000 883
3 Month USD LIBOR + 2.67%
$ 24,188
Gas - 1.41%
NiSource Inc
5.65%, 12 /31/2049
(d),(g)
9,195 9,147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 29.90%
ACE Capital Trust II
9.70%, 04 /01/2030 2,570 3,778
Allstate Corp/The
5.75%, 08 /15/2053
(g)
9,900 10,543
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04 /01/2048
(g)
13,077 13,830
3 Month USD LIBOR + 2.87%
8.18%, 05 /15/2068
(g)
6,700 8,978
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01 /01/2027 1,000 1,250
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06 /01/2048
(g)
2,000 2,183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12 /29/2049
(d),(f),(g)
2,800 3,251
3 Month USD LIBOR + 2.26%
8.60%, 12 /15/2030 2,400 3,492
Catlin Insurance Co Ltd
5.28%, 07 /29/2049
(d),(e),(f)
6,900 6,865
3 Month USD LIBOR + 2.98%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06 /24/2046
(g)
12,100 13,689
3 Month USD LIBOR + 4.92%
Everest Reinsurance Holdings Inc
4.54%, 05 /01/2067 1,600 1,456
3 Month USD LIBOR + 2.39%
Great-West Life & Annuity Insurance Capital LP
6.63%, 11 /15/2034
(f)
1,200 1,452
Hartford Financial Services Group Inc/The
4.28%, 02 /12/2067
(f)
3,900 3,315
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03 /21/2047
(g)
4,700 4,883
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03 /07/2087
(f)
6,100 7,716
3 Month USD LIBOR + 3.58%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Liberty Mutual Insurance Co
7.70%, 10 /15/2097
(f)
$ 1,100 $ 1,693
Lincoln National Corp
4.32%, 04 /20/2067 4,200 3,381
3 Month USD LIBOR + 2.04%
4.48%, 05 /17/2066 6,300 5,197
3 Month USD LIBOR + 2.36%
Meiji Yasuda Life Insurance Co
5.10%, 04 /26/2048
(f),(g)
1,300 1,466
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10 /20/2045
(f),(g)
1,000 1,110
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12 /15/2067
(f)
1,800 2,337
MetLife Inc
5.25%, 12 /31/2049
(d),(g)
3,500 3,546
3 Month USD LIBOR + 3.58%
6.40%, 12 /15/2066 700 817
3 Month USD LIBOR + 2.21%
9.25%, 04 /08/2068
(f)
3,900 5,538
3 Month USD LIBOR + 5.54%
10.75%, 08 /01/2069 4,300 6,923
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03 /15/2072
(f),(g)
3,600 3,942
3 Month USD LIBOR + 5.90%
7.00%, 03 /15/2072
(g)
2,500 2,738
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05 /15/2087 500 563
Nippon Life Insurance Co
5.00%, 10 /18/2042
(f),(g)
1,525 1,618
3 Month USD LIBOR + 4.24%
5.10%, 10 /16/2044
(g)
785 860
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12 /31/2049
(d),(g)
11,200 11,564
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.63%, 06 /15/2043
(g)
9,380 10,052
3 Month USD LIBOR + 3.92%
5.88%, 09 /15/2042
(g)
11,000 11,770
3 Month USD LIBOR + 4.18%
Reinsurance Group of America Inc
5.08%, 12 /15/2065 1,200 1,092
3 Month USD LIBOR + 2.67%
Sumitomo Life Insurance Co
6.50%, 09 /20/2073
(f),(g)
3,000 3,390
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04 /02/2049
(f),(g)
17,400 19,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
4.70%, 01 /23/2048
(g)
3,300 3,079
3 Month USD LIBOR + 2.08%
5.65%, 05 /15/2053
(g)
4,100 4,304
3 Month USD LIBOR + 3.58%
6.13%, 12 /31/2049
(d),(e),(g)
1,000 1,061
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 193,906
Pipelines - 3.47%
Enbridge Inc
6.25%, 03 /01/2078
(g)
7,000 7,297
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08 /16/2077
(g)
12,000 11,850
3 Month USD LIBOR + 3.03%

Schedule of Investments
Capital Securities Fund
August 31, 2019
See accompanying notes.
15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust
5.63%, 05 /20/2075
(g)
$ 1,600 $ 1,644
3 Month USD LIBOR + 3.53%
5.87%, 08 /15/2076
(g)
1,600 1,688
3 Month USD LIBOR + 4.64%
$ 22,479
Sovereign - 0.33%
CoBank ACB
6.25%, 12 /31/2049
(d),(e),(g)
1,000 1,075
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12 /31/2049
(d),(f),(g)
1,000 1,077
3 Month USD LIBOR + 3.22%
$ 2,152
Telecommunications - 0.16%
Koninklijke KPN NV
7.00%, 03 /28/2073
(g)
1,000 1,064
USD Swap Semi-Annual 10 Year + 5.33%
Transportation - 0.85%
BNSF Funding Trust I
6.61%, 12 /15/2055
(g)
5,000 5,512
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 596,832
Total Investments $ 646,528
Other Assets and Liabilities -  0.29% 1,904
TOTAL NET ASSETS - 100.00% $ 648,432
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,233 or
0.50% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $185,797 or 28.65% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security purchased on a when-issued basis.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 82.86%
Utilities 5.14%
Energy 4.18%
Money Market Funds 3.06%
Government 1.39%
Communications 1.33%
Consumer, Cyclical 0.90%
Industrial 0.85%
Other Assets and Liabilities
0.29%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2018 Purchases Sales August 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.97% $ 10,077 $ 185,567 $ 179,081 $ 16,563
$ 10,077 $ 185,567 $ 179,081 $ 16,563
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.97% $ 23 0 $ — $ — $ —
$ 23 0 $ — $ — $ —
Amounts in thousands.

Glossary to the Schedule of Investments
August 31, 2019
See accompanying notes.
16
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
18
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value End
of Period
CAPITAL SECURITIES FUND
Class S shares
2019 $ 9.95 $ 0.58 $ 0.21 $ 0.79 ( $ 0.57) $ – ( $ 0.57) $ 10.17
2018 10.40 0.58 (0.49) 0.09 (0.54) – (0.54) 9.95
2017 9.98 0.57 0.36 0.93 (0.51) – (0.51) 10.40
2016 9.87 0.57 0.07 0.64 (0.53) – (0.53) 9.98
2015 10.12 0.57 (0.24) 0.33 (0.56) (0.02) (0.58) 9.87

See accompanying notes.
19
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
8.39% $ 648,432 0.00% (b) 5.89% 14.7%
0.87 544,446 0.00 (b) 5.67 9.1
9.62 457,089 0.00 (b) 5.67 8.4
6.77 298,208 0.00 (b) 5.89 8.8
3.34 133,380 0.00 (b) 5.73 10.2
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm
20
To the Shareholders and the Board of Directors of Capital Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Capital Securities Fund (the fund) (one of the portfolios constituting
Principal Funds, Inc. (the Fund)), including the schedule of investments as of August 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the fund (one of the portfolios constituting the Fund) at
August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.
Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 24, 2019

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2019 (unaudited)
21
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to
August 31, 2019), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S class of shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
March 1, 2019
Ending Account
Value August 31,
2019
Expenses Paid
During Period
March 1, 2019  to
August 31,
2019    ( a)
Beginning
Account
Value March 1,
2019
Ending Account
Value August 31,
2019
Expenses Paid
During Period
March 1, 2019 to
August 31,
2019(a)
Annualized
Expense Ratio
Capital Securities Fund
Class S $1,000.00 $1,073.40 $– $1,000.00 $1,025.21 $– 0.00%
(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

22
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 129 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
1951
Retired. 129 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 129 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
129 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 129 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 129 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
129 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
129 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 129 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

23
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
129 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
129 None

24
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

25
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

26
does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2018, and the Statement of Additional Information
dated December 31, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

27
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) a management agreement between PFI and Principal Global Investors, LLC ( “PGI” or the “Manager”) and a sub-advisory agreement between Manager and Columbus
Circle Investors (“CCI”) for the newly established Small-MidCap Growth Fund; (2) an amended management agreement between PFI and the Manager with respect to the Bond Market Index Fund; (3) an amended sub-advisory agreement between the Manager and BNP Parabis
Asset Management USA, Inc. (“BNP Parabis”) with respect to the Diversified Real Asset Fund.; and (4) a sub-advisory agreement between
Manager and Gotham Asset Management, LLC (“Gotham”) with respect to the equity long/short investment sleeve of the Global Multi-
Strategy Fund.
CCI Sub-Advisory Agree ment and PGI Management Agreement –
Small-MidCap Growth Fund
On March 12, 2019, the Board considered whether to approve (1) a management agreement (the “Management Agreement”) between PFI, for the newly established Small-MidCap Growth Fund, and the Manager and (2) a sub-advisory agreement (the “Sub-Advisory Agreement”)
between the Manager and Columbus Circle Investors (the “Sub-Advisor”) with respect to the Fund. The Management Agreement and the
Sub-Advisory Agreement are together referred to as the “Advisory Agreements.”
With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing series of PFI; that the Manager and Principal Management Corporation, the previous investment adviser to PFI, Principal
Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds (collectively, the “Principal Funds”), which merged with and into the
Manager on May 1, 2017, have had a long-term relationship with the Principal Funds, all of which are also overseen by the Directors, and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services expected to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2018 annual renewal of the management agreements for the other
Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under its due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal
Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services for other series of Principal
Funds, and that the Board had reviewed and had approved for renewal those sub-advisor agreements at its September 2018 Board meeting.
In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Sub-Advisor to the Fund under the Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance
Because the Fund is a newly created series, the Board did not review performance of the Fund as no track record was available. The Board reviewed the historical one , three , five and ten year performance, gross and net of proposed fees, as of December 31, 2018 of the Sub-
Advisor in a composite managed in accordance with the proposed investment strategy for the Fund, as compared to a relevant benchmark index and a relevant Morningstar category. The Board also reviewed the historical annual performance of the Sub-Advisor’s composite for each of the last ten calendar years, gross and net of proposed fees, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Sub-Advisor. The Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board

28
noted that the proposed management fee schedule includes breakpoints and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.
With respect to the sub-advisory fee proposed to be paid to the Sub-Advisor, the Board noted that the Manager compensates the Sub-Advisor, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board concluded that, although the proposed sub-advisory fee schedule for the Fund does not include breakpoints, the Sub-Advisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it does not offer other clients a lower fee for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive.
In evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board also reviewed the anticipated expense ratio of the Institutional Class shares of the Fund and considered that the Manager proposed to cap the total expense ratios for that class at a specified level until December 31, 2020. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees for the Fund were reasonable.
Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Manager and Sub-Advisor. The Board noted that the Sub-Advisor intends to use Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fee for the Fund was reasonable.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.
PFI and PGI Management Agreement - Bond Market Index Fund
On March 12, 2019, the Board considered whether to amend the management agreement (the “Management Agreement”) between PFI, for the Bond Market Index Fund, and the Manager in connection with a proposed management fee schedule change that would result in a reduction in the management fee rate at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed change in the management fee schedule. The Board considered the Manager’s representation that the change in the management fee schedule would not reduce the quality or quantity of the services the Manager provides to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management
Agreement other than to the fee schedule.
The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager under the Management Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended
Management Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Management
Agreement.
BNP Paribas Sub-advisory Agreement – Diversified Real Asset Fund
On June 11, 2019, the Board considered whether to amend a sub-advisory agreement (the “Sub Advisory Agreement”) between the Manager and BNP Paribas Asset Management USA (the “Sub-Advisor”) in connection with a proposed sub advisory fee schedule change in a manner that would decrease the sub-advisory fee rate at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-Advisory Agreement and noted that because the sub-advisory fee was paid by the Manager, the amendment of the sub-advisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-Advisory Agreement other than the amendment of the sub advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded,

29
based upon the information provided, that the terms of the Sub Advisory Agreement were reasonable and that approval of the Sub-Advisory
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Sub-
Advisory Agreement.
Gotham Sub-Advisory Agreement - Global Multi-Strategy Fund
On June 11, 2019, the Board considered whether to approve a sub-advisory agreement (the “Sub Advisory Agreement”) between the Manager and Gotham Asset Management, LLC (the “Sub-Advisor”) with respect to the Global Multi-Strategy Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services to an investment sleeve of another PFI fund, and that the Board had reviewed and had approved for renewal that sub-advisory agreement at its September 2018 Board meeting. In addition, the Board considered the manager’s program for recommending, monitoring and replacing sub-advisors and that the
Manager recommended the Sub-Advisor based upon that program.
Investment Performance
The Board reviewed the historical one year and since inception (July 11, 2016) performance returns, standard deviation and Sharpe ratio, gross and net of proposed fees, as of March 31, 2019 of the investment sleeve that the Sub-Advisor currently manages for another PFI fund in accordance with the proposed investment strategy for the equity long/short investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to the historical performance returns, standard deviation and Sharpe ratio of a relevant benchmark index and a relevant
Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it does not have any advisory clients that benefit from lower fees for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.
Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted that the
Sub-Advisor does not intend to engage in soft dollar trading. The Board further noted the Manager’s statement that there would be no known fall-out benefits.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory
Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

30
Special Meeting of Shareholders
Principal Funds, Inc.
Held April 25, 2019
1. Election of Board of Directors.
2. Approval of the new sub-advisory agreement with Principal Real Estate Investors, LLC for the following fund:
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
For Withheld
Ballantine
12,736,375,875.836 392,415,903.137
Barnes
12,721,375,051.848 407,416,727.125
Damos
12,700,790,898.144 428,000,880.829
Grimmett
12,716,449,359.614 412,342,419.359
Hirsch
12,711,116,734.002 417,675,044.971
Huang
12,731,541,889.427 397,249,889.546
McMillan
12,751,851,243.595 376,940,535.378
Nickels
12,760,972,969.127 367,818,809.846
VanDeWeghe
12,745,791,367.482 383,000,411.491
Beer
12,706,497,212.449 422,294,566.524
Dunbar
12,712,526,433.112 416,265,345.861
Halter
12,710,379,929.381 418,411,849.592
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 136,796,144.754 3,882,674.786 1,481,099.184 16,421,817.302
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,129,246.438 1,932,867.779 4,236,031.436 15,444,143.802
Bond Market Index Fund 155,482,613.846 10,675,579.074 5,849,780.211 960,716.955
Diversified Real Asset Fund 188,378,465.993 8,352,151.397 4,836,662.864 15,871,958.946
Global Multi-Strategy Fund 145,821,000.499 311,316.749 307,876.853 22,340,162.495
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Equity Index Fund 83,210,093.597 21,697,341.504 236,159.389 1,615,727.372
Opportunistic Municipal Fund 4,414,308.638 324,469.063 78,150.207 2,987,888.927
Spectrum Preferred and Capital
Securities Income Fund 279,784,329.597 3,032,613.216 11,384,372.585 66,532,409.912
Small- MidCap Dividend Income Fund 95,499,286.070 574,582.204 357,739.060 36,314,026.876
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,075,613.251 1,949,270.940 4,273,261.462 15,444,143.802
Bond Market Index Fund 158,181,200.517 7,976,992.404 5,849,780.211 960,716.955
Diversified Real Asset Fund 188,391,939.036 8,323,106.178 4,852,235.040 15,871,958.946
Global Multi-Strategy Fund 145,795,945.578 330,362.267 313,886.256 22,340,162.495
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Equity Index Fund 83,210,093.597 20,145,808.862 1,787,692.032 1,615,727.372
Opportunistic Municipal Fund 4,548,827.050 181,417.527 86,683.331 2,987,888.927
Spectrum Preferred and Capital
Securities Income Fund 279,727,786.346 3,103,739.370 11,369,789.682 66,532,409.912
Small- MidCap Dividend Income Fund 95,446,871.778 604,407.156 380,328.400 36,314,026.876
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,202,256.021 1,141,275.835 4,954,613.797 15,444,143.802
Bond Market Index Fund 159,499,946.700 3,346,880.659 9,161,145.772 960,716.955
Capital Securities Fund 54,737,932.505 - 4,661.000 108,192.000
Diversified Real Asset Fund 195,943,515.974 807,627.258 4,816,137.022 15,871,958.946
EDGE MidCap Fund 46,363,225.340 29,830.504 - 759,038.574
Global Multi-Strategy Fund 145,860,568.565 248,303.500 331,322.036 22,340,162.495

31
6c. Approval of an amended fundamental investment restriction relating to concentration for the following funds:
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 20, 2019 (Related to Proposals adjourned at April 25, 2019 meeting)
2. Approval of the new sub-advisory agreement with Principal Real Estate Investors, LLC for the following fund:
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following funds:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following funds:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
For Against Abstain Broker Non-Vote
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Equity Index Fund 83,535,420.458 21,154,457.654 453,716.378 1,615,727.372
International Small Company Fund 73,938,256.606 2,645,337.577 118,239.198 1,950,984.332
Opportunistic Municipal Fund 4,518,757.428 170,614.804 127,555.676 2,987,888.927
Origin Emerging Markets Fund 48,968,329.710 - 70,600.121 244,698.196
Small- MidCap Dividend Income Fund 95,739,285.891 296,146.314 396,175.129 36,314,026.876
Spectrum Preferred and Capital
Securities Income Fund 280,738,473.471 1,831,098.927 11,631,743.000 66,532,409.912
SystematEx International Fund 5,185,861.458 - - -
Multi-Manager Equity Long/Short Fund 26,368,088.017 - - 1,256.597
SystematEx Large Value Fund 775,620.522 - - -
Real Estate Debt Income Fund 12,931,711.977 - - 693,190.305
For Against Abstain Broker Non-Vote
Blue Chip Fund 102,173,159.198 1,136,442.610 4,988,563.845 15,444,143.802
EDGE MidCap Fund 46,363,225.340 29,830.504 - 759,038.574
Global Multi-Strategy Fund 145,816,458.942 296,795.335 326,939.824 22,340,162.495
Global Opportunities Fund 4,097,232.452 5,429.451 - 833,921.944
International Small Company Fund 74,007,916.448 2,575,677.735 118,239.198 1,950,984.332
Multi-Manager Equity Long/Short Fund 26,368,088.017 - - 1,256.597
Opportunistic Municipal Fund 4,495,544,349 177,661.869 143,721.690 2,987,888.927
Origin Emerging Markets Fund 48,968,329.710 - 70,600.121 244,698.196
Small- MidCap Dividend Income Fund 95,684,533.913 330,731.888 416,341.533 36,314,026.876
SystematEx International Fund 5,185,861.458 - - -
SystematEx Large Value Fund 775,620.522 - - -
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 193,224,143.735 3,572,326.738 4,770,809.781 15,871,958.946
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 188,378,465.993 8,352,151.397 4,836,662.864 15,871,958.946
Opportunistic Municipal Fund 4,414,223.944 324,537.318 78,166.646 2,987,888.927
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 188,391,939.036 8,323,106.178 4,852,235.040 15,871,958.946
Opportunistic Municipal Fund 4,548,770.652 181,455.690 86,701.566 2,987,888.927
For Against Abstain Broker Non-Vote
Diversified Real Asset Fund 195,943,515.974 807,627.258 4,816,137.022 15,871,958.946
Opportunistic Municipal Fund 4,518,694.705 170,650.694 127,582.509 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,495,476.743 177,699.242 143,751.923 2,987,888.927

32
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 21, 2019 (Related to Proposals adjourned at April 25, 2019 and June 20, 2019 meetings)
4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
5. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Account without obtaining shareholder approval for the following fund:
6a. Approval of an amended fundamental investment restriction relating to commodities for the following fund:
6c. Approval of an amended fundamental investment restriction relating to concentration for the following fund:
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,414,308.638 324,469.063 78,150.207 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,548,827.050 181,417.527 86,683.331 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,518,757.428 170,614.804 127,555.676 2,987,888.927
For Against Abstain Broker Non-Vote
Opportunistic Municipal Fund 4,495,544.349 177,661.869 143,721.690 2,987,888.927

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2019 (unaudited)
33
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2019 , that qualifies for the DRD is as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the fund may be subject to a maximum tax rate of 20%. The QDI percentage of ordinary income distributions is as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Capital Securities Fund 26.08%
Percentage
Capital Securities Fund 56.90%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2019 Principal Financial Services, Inc. | FV903-05 | 08/2019 | 921208

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 12(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2018 - $633,511
August 31, 2019 - $650,375

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2018 - $10,000
August 31, 2019 - $5,500

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2018 - $197,305
August 31, 2019 - $229,014

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 11, 2019).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2018 - $207,305
August 31, 2019 - $234,514

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	10/11/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	10/11/2019

By	/s/ Tracy W. Bollin

            Tracy W. Bollin, Chief Financial Officer

Date	10/11/2019